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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22127

Columbia Funds Variable Series Trust II

(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts	02110
(Address of principal executive offices)	(Zip code)

Ryan Larrenaga

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1. Schedule of Investments.

Portfolio of Investments
Variable Portfolio – Loomis Sayles Growth Fund, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.8%
Issuer	Shares	Value ($)
Consumer Discretionary 9.5%
Hotels, Restaurants & Leisure 3.0%
Yum China Holdings, Inc.(a)	653,227	26,109,483
Yum! Brands, Inc.	444,363	32,709,560
Total		58,819,043
Internet & Direct Marketing Retail 6.5%
Amazon.com, Inc.(a)	130,682	125,631,141
Total Consumer Discretionary		184,450,184
Consumer Staples 12.7%
Beverages 6.7%
Coca-Cola Co. (The)	1,209,772	54,451,838
Monster Beverage Corp.(a)	1,358,360	75,049,390
Total		129,501,228
Food Products 3.2%
Danone SA, ADR	4,009,834	63,094,738
Household Products 2.8%
Procter & Gamble Co. (The)	607,122	55,235,959
Total Consumer Staples		247,831,925
Energy 3.0%
Energy Equipment & Services 3.0%
Schlumberger Ltd.	837,730	58,440,045
Total Energy		58,440,045
Financials 6.1%
Capital Markets 4.7%
Factset Research Systems, Inc.	181,527	32,694,828
SEI Investments Co.	944,986	57,700,845
Total		90,395,673
Consumer Finance 1.4%
American Express Co.	311,233	28,154,137
Total Financials		118,549,810
Health Care 15.5%
Biotechnology 4.6%
Amgen, Inc.	209,096	38,985,949
Regeneron Pharmaceuticals, Inc.(a)	114,814	51,335,636
Total		90,321,585
Health Care Equipment & Supplies 2.1%
Varian Medical Systems, Inc.(a)	412,367	41,261,442
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Technology 2.4%
Cerner Corp.(a)	649,776	46,342,025
Pharmaceuticals 6.4%
Merck & Co., Inc.	358,277	22,940,476
Novartis AG, ADR	444,380	38,150,023
Novo Nordisk A/S, ADR	1,300,653	62,626,442
Total		123,716,941
Total Health Care		301,641,993
Industrials 7.7%
Air Freight & Logistics 5.2%
Expeditors International of Washington, Inc.	911,142	54,540,960
United Parcel Service, Inc., Class B	388,938	46,707,565
Total		101,248,525
Machinery 2.5%
Deere & Co.	391,641	49,186,193
Total Industrials		150,434,718
Information Technology 44.3%
Communications Equipment 4.5%
Cisco Systems, Inc.	2,605,230	87,613,885
Internet Software & Services 19.8%
Alibaba Group Holding Ltd., ADR(a)	800,282	138,216,704
Alphabet, Inc., Class A(a)	58,556	57,017,149
Alphabet, Inc., Class C(a)	58,701	56,300,716
Facebook, Inc., Class A(a)	780,801	133,415,467
Total		384,950,036
IT Services 6.2%
Automatic Data Processing, Inc.	151,672	16,580,783
Visa, Inc., Class A	986,739	103,844,412
Total		120,425,195
Semiconductors & Semiconductor Equipment 3.2%
Analog Devices, Inc.	102,368	8,821,050
QUALCOMM, Inc.	1,027,051	53,242,324
Total		62,063,374

Variable Portfolio – Loomis Sayles Growth Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Variable Portfolio – Loomis Sayles Growth Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 10.6%
Autodesk, Inc.(a)	649,759	72,941,945
Microsoft Corp.	693,469	51,656,506
Oracle Corp.	1,677,793	81,121,292
Total		205,719,743
Total Information Technology		860,772,233
Total Common Stocks (Cost $1,425,063,601)		1,922,120,908

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(b),(c)	25,337,821	25,337,821
Total Money Market Funds (Cost $25,337,821)		25,337,821
Total Investments (Cost: $1,450,401,422)		1,947,458,729
Other Assets & Liabilities, Net		(2,684,530)
Net Assets		1,944,774,199

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	13,899,546	285,905,855	(274,467,580)	25,337,821	(179)	—	165,734	25,337,821
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
2	Variable Portfolio – Loomis Sayles Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Loomis Sayles Growth Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	184,450,184	—	—	—	184,450,184
Consumer Staples	247,831,925	—	—	—	247,831,925
Energy	58,440,045	—	—	—	58,440,045
Financials	118,549,810	—	—	—	118,549,810
Health Care	301,641,993	—	—	—	301,641,993
Industrials	150,434,718	—	—	—	150,434,718
Information Technology	860,772,233	—	—	—	860,772,233
Total Common Stocks	1,922,120,908	—	—	—	1,922,120,908
Money Market Funds	—	—	—	25,337,821	25,337,821
Total Investments	1,922,120,908	—	—	25,337,821	1,947,458,729
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
Variable Portfolio – Loomis Sayles Growth Fund | Quarterly Report 2017	3

Portfolio of Investments
Columbia Variable Portfolio - Government Money Market Fund, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Repurchase Agreements 9.5%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Tri-party RBC Capital Markets LLC
dated 09/29/2017, matures 10/02/2017,
repurchase price $15,001,288 (collateralized by U.S. Treasury Securities, total market value $15,300,022)
	1.030%	15,000,000	15,000,000
Tri-party TD Securities (USA) LLC
dated 09/29/2017, matures 10/02/2017,
repurchase price $15,001,288 (collateralized by U.S. Treasury Securities, total market value $15,300,023)
	1.030%	15,000,000	15,000,000
Total Repurchase Agreements (Cost $30,000,000)			30,000,000

U.S. Government & Agency Obligations 79.5%

Federal Agricultural Mortgage Corp. Discount Notes
10/23/2017	0.990%	10,000,000	9,993,483
11/20/2017	1.050%	10,000,000	9,985,125
12/04/2017	1.030%	8,000,000	7,985,122
Federal Farm Credit Discount Notes
10/04/2017	0.810%	10,000,000	9,998,889
10/13/2017	0.940%	10,000,000	9,996,389
10/16/2017	0.950%	5,000,000	4,997,778
10/18/2017	0.970%	10,000,000	9,995,000
Federal Home Loan Banks(a)
1-month USD LIBOR + -0.155% 01/25/2018	1.080%	10,000,000	10,000,000
Federal Home Loan Banks Discount Notes
10/02/2017	0.680%	8,000,000	7,999,553
10/03/2017	0.760%	8,100,000	8,099,322
10/04/2017	0.830%	10,000,000	9,998,867
10/06/2017	0.890%	11,000,000	10,998,130
10/11/2017	0.940%	9,000,000	8,997,234
10/13/2017	0.970%	5,000,000	4,998,140
10/16/2017	0.960%	4,000,000	3,998,204
10/17/2017	0.950%	9,000,000	8,995,771
10/23/2017	1.000%	12,000,000	11,992,103
10/24/2017	0.990%	6,000,000	5,995,920
10/25/2017	1.000%	11,000,000	10,992,132
10/27/2017	1.000%	5,000,000	4,996,175
U.S. Government & Agency Obligations (continued)
Issuer	Effective Yield	Principal Amount ($)	Value ($)
11/01/2017	1.010%	5,000,000	4,995,444
11/06/2017	1.010%	8,000,000	7,991,562
11/07/2017	1.020%	2,500,000	2,497,282
11/08/2017	1.020%	8,338,000	8,328,696
11/09/2017	1.010%	4,000,000	3,995,489
11/14/2017	1.000%	3,000,000	2,996,213
11/15/2017	1.020%	8,000,000	7,989,503
Federal Home Loan Mortgage Corp. Discount Notes
10/05/2017	0.850%	8,000,000	7,998,889
10/20/2017	0.960%	6,000,000	5,996,700
11/02/2017	0.980%	8,600,000	8,592,117
12/01/2017	1.010%	9,000,000	8,984,345
Federal National Mortgage Association Discount Notes
10/10/2017	0.920%	7,000,000	6,998,056
10/18/2017	0.960%	3,416,000	3,414,292
Total U.S. Government & Agency Obligations (Cost $251,791,925)			251,791,925

U.S. Treasury Obligations 8.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(a)
3-month U.S. Treasury index + 0.168% 10/31/2017	1.221%	10,000,000	9,999,726
3-month U.S. Treasury index + 0.140% 01/31/2019	1.193%	10,000,000	10,015,905
3-month U.S. Treasury index + 0.720% 04/30/2019	1.123%	6,000,000	6,002,844
Total U.S. Treasury Obligations (Cost $26,018,475)			26,018,475

Total Investments (Cost: $307,810,400)	307,810,400
Other Assets & Liabilities, Net	8,925,040
Net Assets	316,735,440

Notes to Portfolio of Investments
(a)	Variable rate security.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Columbia Variable Portfolio - Government Money Market Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio - Government Money Market Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Repurchase Agreements	—	30,000,000	—	30,000,000
U.S. Government & Agency Obligations	—	251,791,925	—	251,791,925
U.S. Treasury Obligations	—	26,018,475	—	26,018,475
Total Investments	—	307,810,400	—	307,810,400
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.
There were no transfers of financial assets between levels during the period.
2	Columbia Variable Portfolio - Government Money Market Fund | Quarterly Report 2017

Portfolio of Investments
Columbia Variable Portfolio – Select International Equity Fund, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 97.4%
Issuer	Shares	Value ($)
Australia 3.0%
Australia and New Zealand Banking Group Ltd.	482,595	11,241,371
CSL Ltd.	206,275	21,715,229
Total		32,956,600
Belgium 2.7%
Anheuser-Busch InBev SA/NV	246,762	29,543,953
Canada 2.5%
Suncor Energy, Inc.	775,900	27,193,033
China 1.0%
Tencent Holdings Ltd.	257,900	11,275,567
Denmark 1.2%
Novo Nordisk A/S, Class B	286,547	13,698,733
France 11.9%
Airbus Group SE	214,886	20,422,037
BNP Paribas SA	449,292	36,242,005
Dassault Systemes	122,560	12,398,029
L’Oreal SA	149,051	31,691,801
Schneider Electric SE	338,435	29,451,739
Total		130,205,611
Germany 4.3%
Brenntag AG	303,163	16,881,703
Deutsche Telekom AG, Registered Shares	1,643,501	30,661,644
Total		47,543,347
Hong Kong 3.9%
AIA Group Ltd.	4,630,000	34,277,284
HKT Trust & HKT Ltd.	6,798,000	8,258,618
Total		42,535,902
Indonesia 2.3%
PT Bank Rakyat Indonesia Persero Tbk	22,086,500	25,075,223
Ireland 5.7%
Bank of Ireland Group PLC(a)	3,102,837	25,414,002
CRH PLC	966,745	36,877,295
Total		62,291,297
Common Stocks (continued)
Issuer	Shares	Value ($)
Japan 23.9%
Bridgestone Corp.	525,100	23,841,499
Capcom Co., Ltd.	754,700	18,581,961
Daiwa Securities Group, Inc.	1,510,000	8,559,907
Hoya Corp.	321,000	17,359,309
Keyence Corp.	25,300	13,456,257
Koito Manufacturing Co., Ltd.	341,400	21,438,277
Kubota Corp.	1,396,900	25,410,566
Maeda Corp.	950,000	11,621,019
Mitsubishi UFJ Financial Group, Inc.	3,380,900	21,982,059
Nidec Corp.	89,600	11,014,608
Persol Holdings Co., Ltd.	684,000	15,937,377
Seiko Epson Corp.	360,100	8,720,151
Sekisui Chemical Co., Ltd.	906,600	17,861,472
Shimano, Inc.	93,500	12,455,999
SoftBank Group Corp.	196,200	15,911,094
Tsuruha Holdings, Inc.	149,800	17,910,971
Total		262,062,526
Netherlands 7.8%
Akzo Nobel NV	92,833	8,571,276
ASML Holding NV	151,094	25,724,169
ING Groep NV	1,015,215	18,718,175
RELX NV	1,542,406	32,831,694
Total		85,845,314
Spain 2.3%
Industria de Diseno Textil SA	666,694	25,124,292
Sweden 2.2%
Hexagon AB, Class B	161,674	8,013,333
Volvo AB B Shares	859,934	16,575,972
Total		24,589,305
Switzerland 4.7%
Roche Holding AG, Genusschein Shares	114,582	29,250,447
UBS AG	1,272,697	21,751,573
Total		51,002,020

Columbia Variable Portfolio – Select International Equity Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select International Equity Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
United Kingdom 18.0%
3i Group PLC	2,660,767	32,552,341
Ashtead Group PLC	740,159	17,842,709
DCC PLC	102,219	9,923,722
Diageo PLC	514,837	16,922,787
Ferguson PLC	411,528	26,998,858
Legal & General Group PLC	4,866,767	16,949,287
Rio Tinto PLC	314,422	14,632,627
Royal Dutch Shell PLC, Class A	740,349	22,374,230
TechnipFMC PLC(a)	380,466	10,529,091
Unilever PLC	494,419	28,614,289
Total		197,339,941
Total Common Stocks (Cost $903,963,459)		1,068,282,664

Money Market Funds 3.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(b),(c)	32,487,316	32,487,316
Total Money Market Funds (Cost $32,487,316)		32,487,316
Total Investments (Cost $936,450,775)		1,100,769,980
Other Assets & Liabilities, Net		(4,551,805)
Net Assets		$1,096,218,175

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	9,388,254	213,287,242	(190,188,180)	32,487,316	1,183	—	193,951	32,487,316
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
2	Columbia Variable Portfolio – Select International Equity Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select International Equity Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Australia	—	32,956,600	—	—	32,956,600
Belgium	—	29,543,953	—	—	29,543,953
Canada	27,193,033	—	—	—	27,193,033
China	—	11,275,567	—	—	11,275,567
Denmark	—	13,698,733	—	—	13,698,733
France	—	130,205,611	—	—	130,205,611
Germany	—	47,543,347	—	—	47,543,347
Hong Kong	—	42,535,902	—	—	42,535,902
Indonesia	—	25,075,223	—	—	25,075,223
Ireland	—	62,291,297	—	—	62,291,297
Japan	—	262,062,526	—	—	262,062,526
Netherlands	—	85,845,314	—	—	85,845,314
Spain	—	25,124,292	—	—	25,124,292
Sweden	—	24,589,305	—	—	24,589,305
Switzerland	—	51,002,020	—	—	51,002,020
United Kingdom	—	197,339,941	—	—	197,339,941
Total Common Stocks	27,193,033	1,041,089,631	—	—	1,068,282,664
Money Market Funds	—	—	—	32,487,316	32,487,316
Total Investments	27,193,033	1,041,089,631	—	32,487,316	1,100,769,980
See the Portfolio of Investments for all investment classifications not indicated in the table.
Columbia Variable Portfolio – Select International Equity Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select International Equity Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
4	Columbia Variable Portfolio – Select International Equity Fund | Quarterly Report 2017

Portfolio of Investments
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Corporate Bonds & Notes 93.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.4%
Bombardier, Inc.(a)
12/01/2021	8.750%	966,000	1,035,910
TransDigm, Inc.
05/15/2025	6.500%	2,568,000	2,645,949
06/15/2026	6.375%	2,498,000	2,559,174
Total			6,241,033
Automotive 1.3%
Delphi Jersey Holdings PLC(a)
10/01/2025	5.000%	959,000	977,193
Gates Global LLC/Co.(a)
07/15/2022	6.000%	2,155,000	2,214,127
IHO Verwaltungs GmbH PIK(a)
09/15/2023	4.500%	1,157,000	1,179,652
09/15/2026	4.750%	503,000	512,608
ZF North America Capital, Inc.(a)
04/29/2022	4.500%	875,000	921,249
Total			5,804,829
Banking 0.6%
Ally Financial, Inc.
05/19/2022	4.625%	2,544,000	2,665,433
09/30/2024	5.125%	121,000	130,964
Total			2,796,397
Brokerage/Asset Managers/Exchanges 0.3%
NFP Corp.(a)
07/15/2025	6.875%	935,000	947,848
VFH Parent LLC/Orchestra Co-Issuer, Inc.(a)
06/15/2022	6.750%	307,000	319,295
Total			1,267,143
Building Materials 1.2%
American Builders & Contractors Supply Co., Inc.(a)
04/15/2021	5.625%	724,000	742,189
12/15/2023	5.750%	1,290,000	1,373,297
Beacon Roofing Supply, Inc.
10/01/2023	6.375%	675,000	718,786
CD&R Waterworks Merger Sub LLC(a)
08/15/2025	6.125%	480,000	492,193
HD Supply, Inc.(a)
04/15/2024	5.750%	625,000	668,589
US Concrete, Inc.
06/01/2024	6.375%	1,106,000	1,193,393
Total			5,188,447
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 9.3%
Altice US Finance I Corp.(a)
07/15/2023	5.375%	864,000	913,290
05/15/2026	5.500%	1,951,000	2,060,309
CCO Holdings LLC/Capital Corp.(a)
04/01/2024	5.875%	1,132,000	1,200,856
05/01/2025	5.375%	2,080,000	2,154,909
02/15/2026	5.750%	885,000	929,083
05/01/2026	5.500%	397,000	410,291
05/01/2027	5.875%	621,000	651,815
02/01/2028	5.000%	666,000	666,320
Cequel Communications Holdings I LLC/Capital Corp.(a)
09/15/2020	6.375%	474,000	484,371
12/15/2021	5.125%	414,000	421,603
12/15/2021	5.125%	299,000	304,820
07/15/2025	7.750%	195,000	215,568
CSC Holdings LLC(a)
01/15/2023	10.125%	870,000	1,003,491
10/15/2025	6.625%	2,334,000	2,555,233
10/15/2025	10.875%	1,866,000	2,308,684
04/15/2027	5.500%	585,000	608,242
DISH DBS Corp.
11/15/2024	5.875%	610,000	639,321
07/01/2026	7.750%	4,736,000	5,428,995
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2025	6.625%	492,000	482,261
Sirius XM Radio, Inc.(a)
04/15/2025	5.375%	1,110,000	1,170,428
07/15/2026	5.375%	621,000	652,547
08/01/2027	5.000%	1,307,000	1,334,684
Unitymedia GmbH(a)
01/15/2025	6.125%	1,551,000	1,655,573
Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/2025	5.000%	2,262,000	2,380,432
Videotron Ltd.(a)
06/15/2024	5.375%	720,000	781,102
04/15/2027	5.125%	780,000	809,656
Virgin Media Finance PLC(a)
10/15/2024	6.000%	470,000	496,158
01/15/2025	5.750%	2,787,000	2,885,860
Virgin Media Secured Finance PLC(a)
01/15/2026	5.250%	1,231,000	1,284,614
08/15/2026	5.500%	617,000	650,527
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	922,000	955,119
Ziggo Secured Finance BV(a)
01/15/2027	5.500%	2,361,000	2,421,061
Total			40,917,223

Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 3.0%
Angus Chemical Co.(a)
02/15/2023	8.750%	1,194,000	1,216,836
Atotech USA, Inc.(a)
02/01/2025	6.250%	1,258,000	1,278,405
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	805,000	839,311
Chemours Co. (The)
05/15/2023	6.625%	1,468,000	1,561,877
05/15/2025	7.000%	795,000	881,083
05/15/2027	5.375%	391,000	405,302
Eco Services Operations LLC/Finance Corp.(a)
11/01/2022	8.500%	1,067,000	1,113,207
INEOS Group Holdings SA(a)
08/01/2024	5.625%	1,262,000	1,311,636
Koppers, Inc.(a)
02/15/2025	6.000%	353,000	377,464
Platform Specialty Products Corp.(a)
05/01/2021	10.375%	1,029,000	1,121,311
02/01/2022	6.500%	618,000	639,789
PQ Corp.(a)
11/15/2022	6.750%	1,147,000	1,241,147
SPCM SA(a)
09/15/2025	4.875%	721,000	745,233
Tronox Finance PLC(a)
10/01/2025	5.750%	224,000	229,602
Venator Finance SARL/Materials LLC(a)
07/15/2025	5.750%	209,000	217,394
Total			13,179,597
Construction Machinery 1.8%
Ashtead Capital, Inc.(a)
08/15/2025	4.125%	410,000	422,300
08/15/2027	4.375%	1,158,000	1,191,911
H&E Equipment Services, Inc.(a)
09/01/2025	5.625%	424,000	447,172
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	307,000	324,351
United Rentals North America, Inc.
10/15/2025	4.625%	1,049,000	1,061,992
09/15/2026	5.875%	1,810,000	1,965,698
05/15/2027	5.500%	1,188,000	1,266,362
01/15/2028	4.875%	741,000	744,612
01/15/2028	4.875%	524,000	526,652
Total			7,951,050
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 2.2%
APX Group, Inc.
12/01/2020	8.750%	1,561,000	1,608,472
12/01/2022	7.875%	2,039,000	2,214,884
APX Group, Inc.(a)
09/01/2023	7.625%	1,896,000	1,991,204
IHS Markit Ltd.(a)
11/01/2022	5.000%	826,000	891,490
02/15/2025	4.750%	1,330,000	1,425,286
Interval Acquisition Corp.
04/15/2023	5.625%	1,495,000	1,548,324
Total			9,679,660
Consumer Products 1.6%
American Greetings Corp.(a)
02/15/2025	7.875%	148,000	160,329
Prestige Brands, Inc.(a)
03/01/2024	6.375%	645,000	694,757
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	1,104,000	1,178,824
12/15/2026	5.250%	565,000	596,403
Spectrum Brands, Inc.
07/15/2025	5.750%	1,467,000	1,569,454
Springs Industries, Inc.
06/01/2021	6.250%	1,109,000	1,143,925
Tempur Sealy International, Inc.
10/15/2023	5.625%	634,000	667,015
Valvoline, Inc.(a)
07/15/2024	5.500%	159,000	169,555
08/15/2025	4.375%	931,000	946,961
Total			7,127,223
Diversified Manufacturing 1.0%
Entegris, Inc.(a)
04/01/2022	6.000%	1,404,000	1,464,116
SPX FLOW, Inc.(a)
08/15/2024	5.625%	285,000	297,811
08/15/2026	5.875%	1,053,000	1,113,953
TriMas Corp.(a)
10/15/2025	4.875%	147,000	148,249
Welbilt, Inc.
02/15/2024	9.500%	308,000	354,102
WESCO Distribution, Inc.
06/15/2024	5.375%	427,000	449,730
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	575,000	649,660
Total			4,477,621

2	Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 2.7%
AES Corp.
05/15/2026	6.000%	1,048,000	1,127,389
09/01/2027	5.125%	418,000	428,188
Calpine Corp.
02/01/2024	5.500%	685,000	652,733
01/15/2025	5.750%	517,000	488,454
Dynegy, Inc.
11/01/2024	7.625%	965,000	999,728
Dynegy, Inc.(a)
01/30/2026	8.125%	288,000	297,404
NextEra Energy Operating Partners LP(a)
09/15/2024	4.250%	405,000	414,451
09/15/2027	4.500%	675,000	687,992
NRG Energy, Inc.
05/15/2026	7.250%	407,000	437,336
01/15/2027	6.625%	1,227,000	1,287,630
NRG Yield Operating LLC
08/15/2024	5.375%	2,493,000	2,615,234
09/15/2026	5.000%	579,000	601,586
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	1,598,000	1,684,233
Total			11,722,358
Finance Companies 3.2%
Aircastle Ltd.
02/15/2022	5.500%	1,560,000	1,707,900
04/01/2023	5.000%	138,000	147,855
iStar, Inc.
04/01/2022	6.000%	1,307,000	1,352,162
09/15/2022	5.250%	603,000	612,075
Navient Corp.
03/25/2020	8.000%	153,000	168,768
07/26/2021	6.625%	649,000	695,649
01/25/2022	7.250%	618,000	674,453
06/15/2022	6.500%	750,000	795,774
01/25/2023	5.500%	752,000	760,825
10/25/2024	5.875%	691,000	702,555
OneMain Financial Holdings LLC(a)
12/15/2019	6.750%	793,000	825,440
12/15/2021	7.250%	1,593,000	1,661,445
Park Aerospace Holdings Ltd.(a)
08/15/2022	5.250%	470,000	489,152
02/15/2024	5.500%	167,000	175,581
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	716,000	753,313
Quicken Loans, Inc.(a)
05/01/2025	5.750%	1,612,000	1,698,366
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Springleaf Finance Corp.
05/15/2022	6.125%	936,000	988,965
Total			14,210,278
Food and Beverage 2.7%
B&G Foods, Inc.
04/01/2025	5.250%	1,326,000	1,351,903
Chobani LLC/Finance Corp., Inc.(a)
04/15/2025	7.500%	1,395,000	1,522,474
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	975,000	1,016,344
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	433,000	452,928
11/01/2026	4.875%	1,475,000	1,546,979
Pinnacle Foods Finance LLC/Corp.
01/15/2024	5.875%	209,000	222,514
Post Holdings, Inc.(a)
03/01/2025	5.500%	463,000	480,892
08/15/2026	5.000%	1,562,000	1,559,546
03/01/2027	5.750%	3,524,000	3,631,115
Total			11,784,695
Gaming 6.0%
Boyd Gaming Corp.
05/15/2023	6.875%	1,338,000	1,432,991
04/01/2026	6.375%	1,151,000	1,253,685
CRC Escrow Issuer LLC/Finco, Inc.(a),(b)
10/15/2025	5.250%	589,000	589,000
Eldorado Resorts, Inc.
04/01/2025	6.000%	1,117,000	1,173,096
GLP Capital LP/Financing II, Inc.
11/01/2023	5.375%	340,000	372,588
04/15/2026	5.375%	530,000	578,739
International Game Technology PLC(a)
02/15/2022	6.250%	992,000	1,095,069
02/15/2025	6.500%	1,940,000	2,181,243
Jack Ohio Finance LLC/1 Corp.(a)
11/15/2021	6.750%	1,332,000	1,395,595
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	480,000	520,709
09/01/2026	4.500%	472,000	478,646
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
01/15/2028	4.500%	1,032,000	1,038,835
MGM Resorts International
12/15/2021	6.625%	1,853,000	2,088,842
03/15/2023	6.000%	676,000	745,525
09/01/2026	4.625%	569,000	576,666
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	1,147,000	1,189,253

Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/2021	6.125%	371,000	375,236
Scientific Games International, Inc.(a)
01/01/2022	7.000%	3,409,000	3,614,208
Scientific Games International, Inc.
12/01/2022	10.000%	2,093,000	2,318,627
Seminole Tribe of Florida, Inc.(a)
10/01/2020	7.804%	345,000	353,863
Tunica-Biloxi Gaming Authority(a),(c)
11/15/2016	0.000%	5,259,000	1,840,650
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	405,000	421,609
05/15/2027	5.250%	685,000	696,808
Total			26,331,483
Health Care 7.1%
Acadia Healthcare Co., Inc.
07/01/2022	5.125%	396,000	409,923
02/15/2023	5.625%	467,000	490,470
03/01/2024	6.500%	738,000	793,397
Avantor, Inc.(a),(b)
10/01/2024	6.000%	951,000	972,761
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	1,326,000	1,352,227
CHS/Community Health Systems, Inc.
02/01/2022	6.875%	1,470,000	1,153,374
03/31/2023	6.250%	2,322,000	2,288,208
DaVita, Inc.
07/15/2024	5.125%	1,055,000	1,056,258
Envision Healthcare Corp.(a)
12/01/2024	6.250%	1,007,000	1,078,824
HCA, Inc.
02/15/2022	7.500%	1,378,000	1,582,100
02/01/2025	5.375%	3,449,000	3,645,031
04/15/2025	5.250%	1,836,000	1,984,424
06/15/2026	5.250%	273,000	293,741
02/15/2027	4.500%	1,276,000	1,304,334
Hill-Rom Holdings, Inc.(a)
02/15/2025	5.000%	639,000	661,902
MEDNAX, Inc.(a)
12/01/2023	5.250%	1,314,000	1,372,749
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	2,049,000	2,198,825
Quintiles IMS, Inc.(a)
05/15/2023	4.875%	1,091,000	1,136,084
SP Finco LLC(a)
07/01/2025	6.750%	893,000	840,154
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sterigenics-Nordion Holdings LLC(a)
05/15/2023	6.500%	1,215,000	1,262,526
Team Health Holdings, Inc.(a)
02/01/2025	6.375%	903,000	855,247
Tenet Healthcare Corp.(a)
01/01/2022	7.500%	62,000	65,628
07/15/2024	4.625%	1,401,000	1,388,420
05/01/2025	5.125%	1,151,000	1,135,444
08/01/2025	7.000%	1,708,000	1,598,493
Tenet Healthcare Corp.
06/15/2023	6.750%	428,000	410,501
Total			31,331,045
Healthcare Insurance 1.2%
Centene Corp.
05/15/2022	4.750%	418,000	437,124
02/15/2024	6.125%	732,000	791,628
01/15/2025	4.750%	1,499,000	1,554,886
Molina Healthcare, Inc.
11/15/2022	5.375%	249,000	257,548
Molina Healthcare, Inc.(a)
06/15/2025	4.875%	464,000	457,452
WellCare Health Plans, Inc.
04/01/2025	5.250%	1,538,000	1,620,538
Total			5,119,176
Home Construction 1.1%
CalAtlantic Group, Inc.
11/15/2024	5.875%	1,105,000	1,207,192
06/01/2026	5.250%	241,000	249,637
06/15/2027	5.000%	395,000	399,928
Meritage Homes Corp.
04/01/2022	7.000%	928,000	1,061,080
06/01/2025	6.000%	220,000	234,971
06/06/2027	5.125%	449,000	450,577
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	513,000	536,630
03/01/2024	5.625%	848,000	883,261
Total			5,023,276
Independent Energy 6.7%
Callon Petroleum Co.
10/01/2024	6.125%	898,000	933,447
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	1,528,000	1,552,262
Continental Resources, Inc.
04/15/2023	4.500%	605,000	605,727
06/01/2024	3.800%	897,000	865,785

4	Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CrownRock LP/Finance, Inc.(a)
04/15/2021	7.125%	215,000	222,192
02/15/2023	7.750%	2,251,000	2,399,510
Diamondback Energy, Inc.
11/01/2024	4.750%	317,000	323,523
05/31/2025	5.375%	1,781,000	1,862,397
Extraction Oil & Gas, Inc.(a)
05/15/2024	7.375%	732,000	763,219
Extraction Oil & Gas, Inc./Finance Corp.(a)
07/15/2021	7.875%	882,000	930,551
Halcon Resources Corp.(a)
02/15/2025	6.750%	543,000	561,954
Laredo Petroleum, Inc.
01/15/2022	5.625%	425,000	428,167
05/01/2022	7.375%	497,000	516,087
03/15/2023	6.250%	2,359,000	2,446,451
Parsley Energy LLC/Finance Corp.(a)
06/01/2024	6.250%	612,000	646,506
01/15/2025	5.375%	1,607,000	1,639,273
08/15/2025	5.250%	1,338,000	1,357,321
PDC Energy, Inc.
09/15/2024	6.125%	1,465,000	1,527,951
Range Resources Corp.(a)
03/15/2023	5.000%	672,000	668,940
RSP Permian, Inc.(a)
01/15/2025	5.250%	2,271,000	2,316,986
SM Energy Co.
06/01/2025	5.625%	329,000	312,828
09/15/2026	6.750%	2,087,000	2,090,333
WPX Energy, Inc.
01/15/2022	6.000%	3,535,000	3,659,520
09/15/2024	5.250%	593,000	596,244
Total			29,227,174
Leisure 0.6%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millenium Operations LLC(a)
04/15/2027	5.375%	1,375,000	1,445,824
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	660,000	683,015
LTF Merger Sub, Inc.(a)
06/15/2023	8.500%	587,000	622,546
Total			2,751,385
Lodging 0.6%
Hilton Domestic Operating Co., Inc.
09/01/2024	4.250%	622,000	633,761
Hilton Grand Vacations Borrower LLC/Inc.(a)
12/01/2024	6.125%	97,000	106,446
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Playa Resorts Holding BV(a)
08/15/2020	8.000%	1,789,000	1,864,540
Total			2,604,747
Media and Entertainment 2.1%
AMC Networks, Inc.
04/01/2024	5.000%	681,000	702,620
Match Group, Inc.
06/01/2024	6.375%	1,133,000	1,233,474
MDC Partners, Inc.(a)
05/01/2024	6.500%	99,000	99,732
Netflix, Inc.
02/15/2025	5.875%	435,000	476,627
Netflix, Inc.(a)
11/15/2026	4.375%	2,803,000	2,816,516
Nielsen Luxembourg SARL(a)
02/01/2025	5.000%	1,368,000	1,423,890
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	1,631,000	1,711,325
Univision Communications, Inc.(a)
02/15/2025	5.125%	885,000	892,752
Total			9,356,936
Metals and Mining 4.2%
Alcoa Nederland Holding BV(a)
09/30/2024	6.750%	461,000	510,131
09/30/2026	7.000%	366,000	415,406
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%	957,000	1,016,633
Constellium NV(a)
05/15/2024	5.750%	2,155,000	2,171,464
03/01/2025	6.625%	830,000	850,267
Freeport-McMoRan, Inc.
03/15/2023	3.875%	837,000	823,278
11/14/2024	4.550%	2,587,000	2,598,181
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.(a)
12/15/2023	7.375%	702,000	761,404
HudBay Minerals, Inc.(a)
01/15/2023	7.250%	296,000	313,874
01/15/2025	7.625%	1,150,000	1,244,830
Novelis Corp.(a)
08/15/2024	6.250%	922,000	959,125
09/30/2026	5.875%	2,013,000	2,048,022
Steel Dynamics, Inc.(a)
09/15/2025	4.125%	355,000	357,344
Teck Resources Ltd.
07/15/2041	6.250%	3,794,000	4,274,533
Total			18,344,492

Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Midstream 5.4%
Andeavor Logistics LP/Tesoro Finance Corp.
10/15/2019	5.500%	385,000	404,701
10/15/2022	6.250%	746,000	792,265
05/01/2024	6.375%	833,000	904,908
01/15/2025	5.250%	1,663,000	1,778,830
Cheniere Corpus Christi Holdings LLC
06/30/2024	7.000%	660,000	752,100
Cheniere Corpus Christi Holdings LLC(a)
06/30/2027	5.125%	532,000	547,913
Delek Logistics Partners LP(a)
05/15/2025	6.750%	885,000	890,164
Energy Transfer Equity LP
06/01/2027	5.500%	4,224,000	4,442,550
Holly Energy Partners LP/Finance Corp.(a)
08/01/2024	6.000%	1,050,000	1,099,542
NGPL PipeCo LLC(a)
08/15/2022	4.375%	399,000	413,427
08/15/2027	4.875%	484,000	506,954
NuStar Logistics LP
04/28/2027	5.625%	1,469,000	1,556,378
Tallgrass Energy Partners LP/Finance Corp.(a)
09/15/2024	5.500%	393,000	403,926
01/15/2028	5.500%	463,000	470,528
Targa Resources Partners LP/Finance Corp.
05/01/2023	5.250%	76,000	77,690
11/15/2023	4.250%	724,000	716,729
03/15/2024	6.750%	1,123,000	1,210,906
02/01/2027	5.375%	2,051,000	2,138,434
Williams Companies, Inc. (The)
01/15/2023	3.700%	954,000	950,744
06/24/2024	4.550%	3,310,000	3,426,638
Total			23,485,327
Oil Field Services 0.4%
SESI LLC(a)
09/15/2024	7.750%	234,000	243,110
Weatherford International Ltd.
06/15/2021	7.750%	808,000	840,215
06/15/2023	8.250%	487,000	501,818
Total			1,585,143
Other Industry 0.3%
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	1,076,000	1,119,040
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other REIT 0.3%
CyrusOne LP/Finance Corp.(a)
03/15/2024	5.000%	410,000	431,689
03/15/2027	5.375%	855,000	913,894
Total			1,345,583
Packaging 3.3%
ARD Finance SA PIK
09/15/2023	7.125%	652,000	697,880
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
05/15/2024	7.250%	2,464,000	2,704,942
02/15/2025	6.000%	2,177,000	2,303,305
Berry Global, Inc.
07/15/2023	5.125%	1,925,000	2,011,829
Multi-Color Corp.(a),(b)
11/01/2025	4.875%	940,000	950,113
Novolex (a)
01/15/2025	6.875%	387,000	401,794
Owens-Brockway Glass Container, Inc.(a)
08/15/2023	5.875%	1,012,000	1,120,771
01/15/2025	5.375%	509,000	546,539
08/15/2025	6.375%	201,000	227,381
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	1,790,000	1,820,969
Reynolds Group Issuer, Inc./LLC(a)
07/15/2024	7.000%	1,521,000	1,624,653
Total			14,410,176
Pharmaceuticals 2.3%
Eagle Holding Co., II LLC PIK(a)
05/15/2022	7.625%	239,000	247,916
Endo Dac/Finance LLC/Finco, Inc.(a)
07/15/2023	6.000%	65,000	53,578
Endo Dac/Finance LLC/Finco, Inc.(a),(d)
02/01/2025	6.000%	475,000	384,787
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	2,084,000	2,179,020
Valeant Pharmaceuticals International, Inc.(a)
10/15/2020	6.375%	978,000	979,721
03/01/2023	5.500%	776,000	682,395
05/15/2023	5.875%	2,438,000	2,153,083
03/15/2024	7.000%	1,570,000	1,676,978
04/15/2025	6.125%	1,788,000	1,565,802
Total			9,923,280
Property & Casualty 1.2%
Alliant Holdings Intermediate LP(a)
08/01/2023	8.250%	166,000	175,629

6	Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hub Holdings LLC/Finance, Inc. PIK(a)
07/15/2019	8.125%	364,000	364,609
HUB International Ltd.(a)
10/01/2021	7.875%	3,949,000	4,109,728
Radian Group, Inc.
10/01/2024	4.500%	602,000	614,645
Total			5,264,611
Restaurants 1.8%
1011778 BC ULC/New Red Finance, Inc.(a)
05/15/2024	4.250%	1,255,000	1,259,867
10/15/2025	5.000%	1,183,000	1,207,027
1011778 BC ULC/New Red Finance, Inc.(a),(e)
10/15/2025	5.000%	1,280,000	1,299,595
BC ULC/New Red Finance, Inc.(a)
01/15/2022	4.625%	1,980,000	2,026,556
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2026	5.250%	1,311,000	1,385,244
06/01/2027	4.750%	499,000	514,525
Total			7,692,814
Retailers 1.1%
Asbury Automotive Group, Inc.
12/15/2024	6.000%	1,231,000	1,287,060
Group 1 Automotive, Inc.
06/01/2022	5.000%	630,000	652,794
Group 1 Automotive, Inc.(a)
12/15/2023	5.250%	532,000	538,310
L Brands, Inc.
11/01/2035	6.875%	891,000	870,261
Lithia Motors, Inc.(a)
08/01/2025	5.250%	206,000	213,885
Penske Automotive Group, Inc.
12/01/2024	5.375%	768,000	791,266
05/15/2026	5.500%	308,000	318,858
Total			4,672,434
Technology 6.8%
Ascend Learning LLC(a)
08/01/2025	6.875%	361,000	380,112
Camelot Finance SA(a)
10/15/2024	7.875%	596,000	641,375
CDK Global, Inc.(a)
06/01/2027	4.875%	495,000	508,095
Equinix, Inc.
01/15/2026	5.875%	1,145,000	1,256,642
05/15/2027	5.375%	3,086,000	3,344,024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
First Data Corp.(a)
08/15/2023	5.375%	1,501,000	1,570,178
12/01/2023	7.000%	3,224,000	3,448,284
01/15/2024	5.750%	2,285,000	2,393,832
Gartner, Inc.(a)
04/01/2025	5.125%	1,589,000	1,676,954
Informatica LLC(a)
07/15/2023	7.125%	689,000	695,814
Microsemi Corp.(a)
04/15/2023	9.125%	518,000	593,082
MSCI, Inc.(a)
11/15/2024	5.250%	1,407,000	1,500,846
08/15/2025	5.750%	1,298,000	1,417,452
NXP BV/Funding LLC(a)
03/15/2023	5.750%	240,000	250,789
PTC, Inc.
05/15/2024	6.000%	1,257,000	1,353,573
Qualitytech LP/Finance Corp.
08/01/2022	5.875%	1,292,000	1,346,199
Sensata Technologies BV(a)
11/01/2024	5.625%	165,000	181,928
Solera LLC/Finance, Inc.(a)
03/01/2024	10.500%	1,320,000	1,502,222
Symantec Corp.(a)
04/15/2025	5.000%	1,726,000	1,803,682
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	553,000	560,804
VeriSign, Inc.
05/01/2023	4.625%	1,140,000	1,177,185
04/01/2025	5.250%	1,172,000	1,265,643
07/15/2027	4.750%	947,000	975,179
Total			29,843,894
Transportation Services 1.0%
Avis Budget Car Rental LLC/Finance, Inc.
04/01/2023	5.500%	108,000	110,426
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	2,329,000	2,330,309
Hertz Corp. (The)(a)
06/01/2022	7.625%	1,558,000	1,604,648
10/15/2024	5.500%	466,000	420,329
Total			4,465,712
Wireless 5.2%
SBA Communications Corp.
09/01/2024	4.875%	4,401,000	4,537,589

Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SFR Group SA(a)
05/15/2022	6.000%	2,468,000	2,579,043
05/01/2026	7.375%	2,965,000	3,203,923
Sprint Communications, Inc.(a)
11/15/2018	9.000%	731,000	784,929
Sprint Corp.
09/15/2021	7.250%	348,000	386,830
09/15/2023	7.875%	1,135,000	1,316,379
06/15/2024	7.125%	1,910,000	2,147,762
02/15/2025	7.625%	3,162,000	3,631,355
T-Mobile USA, Inc.
03/01/2025	6.375%	310,000	333,392
01/15/2026	6.500%	3,053,000	3,371,367
Wind Acquisition Finance SA(a)
04/23/2021	7.375%	461,000	479,390
Total			22,771,959
Wirelines 2.8%
CenturyLink, Inc.
03/15/2022	5.800%	390,000	388,794
04/01/2024	7.500%	1,572,000	1,627,581
04/01/2025	5.625%	1,358,000	1,300,895
Frontier Communications Corp.
01/15/2025	6.875%	1,659,000	1,221,482
09/15/2025	11.000%	767,000	651,059
Level 3 Financing, Inc.
01/15/2024	5.375%	1,085,000	1,112,012
03/15/2026	5.250%	933,000	957,342
Telecom Italia Capital SA
09/30/2034	6.000%	524,000	579,086
Telecom Italia SpA(a)
05/30/2024	5.303%	1,128,000	1,225,722
Zayo Group LLC/Capital, Inc.
05/15/2025	6.375%	1,705,000	1,835,022
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	1,116,000	1,182,429
Total			12,081,424
Total Corporate Bonds & Notes (Cost $395,917,756)			411,098,665

Foreign Government Obligations(f) 0.6%

Canada 0.4%
NOVA Chemicals Corp.(a)
06/01/2024	4.875%	920,000	932,058
06/01/2027	5.250%	951,000	959,548
Total			1,891,606
Foreign Government Obligations(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Arab Emirates 0.2%
DAE Funding LLC(a)
08/01/2024	5.000%	880,000	901,422
Total Foreign Government Obligations (Cost $2,751,000)			2,793,028

Limited Partnerships —%
Issuer	Shares	Value ($)
Financials —%
Diversified Financial Services —%
Varde Fund V LP(g),(h),(i)	5,000,000	451
Total Financials		451
Total Limited Partnerships (Cost $—)		451

Senior Loans 2.0%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Consumer Products 0.4%
Serta Simmons Bedding LLC(j),(k)
2nd Lien Term Loan
3-month USD LIBOR + 8.000% 11/08/2024	9.312%	1,659,315	1,591,914
Independent Energy 0.3%
Chesapeake Energy Corp.(j),(k)
Tranche A Term Loan
3-month USD LIBOR + 7.500% 08/23/2021	8.814%	1,101,548	1,185,882
Media and Entertainment 0.0%
UFC Holdings LLC(j),(k)
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 08/18/2024	8.737%	97,000	98,358
Technology 1.3%
Ancestry.com Operations, Inc.(j),(k)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% 10/19/2024	9.490%	358,511	363,441
Applied Systems, Inc.(e),(j),(k)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 09/19/2024	0.000%	395,000	398,828

8	Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Ascend Learning LLC(j),(k)
Term Loan
3-month USD LIBOR + 3.250% 07/12/2024	4.485%	173,000	173,692
DigiCert Holdings, Inc.(e),(j),(k)
1st Lien Term Loan
3-month USD LIBOR + 4.750% 09/20/2024	0.000%	908,000	917,080
2nd Lien Term Loan
3-month USD LIBOR + 8.000% 09/19/2025	0.000%	469,000	472,714
Genesys Telecommunications Laboratories, Inc.(j),(k)
Tranche B2 Term Loan
3-month USD LIBOR + 3.750% 12/01/2023	5.083%	396,012	398,559
Hyland Software, Inc.(j),(k)
Tranche 3 1st Lien Term Loan
3-month USD LIBOR + 3.250% 07/01/2022	4.485%	221,311	223,201
Information Resources, Inc.(j),(k)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% 01/20/2025	9.487%	1,633,000	1,626,876
Kronos, Inc.(j),(k)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% 11/01/2024	9.561%	571,000	588,638
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Misys Ltd.(j),(k)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 06/13/2024	4.817%	569,447	571,787
2nd Lien Term Loan
3-month USD LIBOR + 7.250% 06/13/2025	8.567%	213,540	216,972
Total			5,951,788
Total Senior Loans (Cost $8,723,590)			8,827,942

Money Market Funds 3.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(l),(m)	13,180,764	13,180,764
Total Money Market Funds (Cost $13,180,764)		13,180,764
Total Investments (Cost: $420,573,110)		435,900,850
Other Assets & Liabilities, Net		2,560,205
Net Assets		438,461,055

At September 30, 2017, securities and/or cash totaling $143,750 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(119)	12/2017	USD	(14,990,695)	154,072	—
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2017, the value of these securities amounted to $228,166,500, which represents 52.04% of net assets.
(b)	Represents a security purchased on a when-issued basis.
(c)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At September 30, 2017, the value of these securities amounted to $1,840,650, which represents 0.42% of net assets.
(d)	Represents a step bond where the coupon rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter.
(e)	Represents a security purchased on a forward commitment basis.
(f)	Principal and interest may not be guaranteed by the government.
Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
(g)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2017, the value of these securities amounted to $451, which represents less than 0.01% of net assets.
(h)	Non-income producing investment.
(i)	Valuation based on significant unobservable inputs.
(j)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of September 30, 2017. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
(k)	Variable rate security.
(l)	The rate shown is the seven-day current annualized yield at September 30, 2017.
(m)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	7,600,182	102,205,162	(96,624,580)	13,180,764	(453)	—	81,499	13,180,764
Abbreviation Legend
PIK	Payment In Kind
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
10	Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Corporate Bonds & Notes	—	411,098,665	—	—	411,098,665
Foreign Government Obligations	—	2,793,028	—	—	2,793,028
Limited Partnerships
Financials	—	—	451	—	451
Senior Loans	—	8,827,942	—	—	8,827,942
Money Market Funds	—	—	—	13,180,764	13,180,764
Total Investments	—	422,719,635	451	13,180,764	435,900,850
Derivatives
Asset
Futures Contracts	154,072	—	—	—	154,072
Total	154,072	422,719,635	451	13,180,764	436,054,922
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Limited partnership securities classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the Fund’s pro-rata interest in the limited partnership’s capital balance, estimated earnings of the respective company, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the fund’s pro-rata interest would result in a change to the limited partnership’s capital balance.
Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2017	11

Portfolio of Investments
Columbia Variable Portfolio – Large Cap Growth Fund, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.9%
Issuer	Shares	Value ($)
Consumer Discretionary 16.6%
Hotels, Restaurants & Leisure 3.5%
Norwegian Cruise Line Holdings Ltd.(a)	253,135	13,681,947
Starbucks Corp.	358,055	19,231,134
Yum China Holdings, Inc.(a)	276,139	11,037,276
Yum! Brands, Inc.	223,029	16,417,164
Total		60,367,521
Household Durables 1.6%
Mohawk Industries, Inc.(a)	64,374	15,933,209
Newell Brands, Inc.	277,123	11,824,838
Total		27,758,047
Internet & Direct Marketing Retail 6.0%
Amazon.com, Inc.(a)	69,732	67,036,858
Expedia, Inc.	117,744	16,948,071
Priceline Group, Inc. (The)(a)	10,112	18,513,252
Total		102,498,181
Media 3.2%
Comcast Corp., Class A	1,005,546	38,693,410
DISH Network Corp., Class A(a)	307,486	16,674,966
Total		55,368,376
Specialty Retail 1.5%
TJX Companies, Inc. (The)	348,953	25,728,305
Textiles, Apparel & Luxury Goods 0.8%
PVH Corp.	109,449	13,797,141
Total Consumer Discretionary		285,517,571
Consumer Staples 5.8%
Food & Staples Retailing 3.5%
Costco Wholesale Corp.	155,452	25,539,209
SYSCO Corp.	451,864	24,378,063
Wal-Mart Stores, Inc.	138,131	10,793,556
Total		60,710,828
Food Products 0.9%
Tyson Foods, Inc., Class A	223,047	15,713,661
Tobacco 1.4%
Philip Morris International, Inc.	217,429	24,136,794
Total Consumer Staples		100,561,283
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 0.9%
Oil, Gas & Consumable Fuels 0.9%
Cimarex Energy Co.	138,337	15,724,767
Total Energy		15,724,767
Financials 4.9%
Banks 0.9%
Citigroup, Inc.	225,176	16,379,302
Capital Markets 4.0%
Bank of New York Mellon Corp. (The)	518,808	27,507,200
BlackRock, Inc.	35,594	15,913,722
Charles Schwab Corp. (The)	287,754	12,586,360
Goldman Sachs Group, Inc. (The)	53,228	12,625,149
Total		68,632,431
Total Financials		85,011,733
Health Care 15.7%
Biotechnology 8.7%
ACADIA Pharmaceuticals, Inc.(a)	89,467	3,370,222
Alexion Pharmaceuticals, Inc.(a)	186,652	26,185,409
Biogen, Inc.(a)	88,333	27,658,829
bluebird bio, Inc.(a)	23,074	3,169,214
Celgene Corp.(a)	204,600	29,834,772
Clovis Oncology, Inc.(a)	68,412	5,637,149
Gilead Sciences, Inc.	352,335	28,546,182
TESARO, Inc.(a)	33,092	4,272,177
Vertex Pharmaceuticals, Inc.(a)	139,084	21,146,331
Total		149,820,285
Health Care Equipment & Supplies 2.3%
Edwards Lifesciences Corp.(a)	218,246	23,856,470
Medtronic PLC	195,152	15,176,971
Total		39,033,441
Health Care Providers & Services 2.4%
Aetna, Inc.	158,385	25,184,799
Humana, Inc.	67,547	16,456,476
Total		41,641,275

Columbia Variable Portfolio – Large Cap Growth Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Growth Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 2.3%
Illumina, Inc.(a)	77,955	15,528,636
Thermo Fisher Scientific, Inc.	124,327	23,522,668
Total		39,051,304
Total Health Care		269,546,305
Industrials 11.8%
Aerospace & Defense 1.2%
L3 Technologies, Inc.	108,657	20,474,239
Air Freight & Logistics 2.2%
FedEx Corp.	166,796	37,625,842
Airlines 1.5%
Alaska Air Group, Inc.	138,144	10,536,243
Southwest Airlines Co.	266,299	14,907,418
Total		25,443,661
Commercial Services & Supplies 0.7%
Stericycle, Inc.(a)	173,515	12,427,144
Electrical Equipment 0.8%
Sensata Technologies Holding NV(a)	270,474	13,001,685
Industrial Conglomerates 2.1%
Honeywell International, Inc.	254,196	36,029,741
Machinery 2.2%
Cummins, Inc.	114,287	19,203,645
Xylem, Inc.	300,693	18,832,402
Total		38,036,047
Road & Rail 1.1%
Kansas City Southern	179,627	19,521,862
Total Industrials		202,560,221
Information Technology 37.2%
Internet Software & Services 11.5%
Alibaba Group Holding Ltd., ADR(a)	127,120	21,954,895
Alphabet, Inc., Class A(a)	55,124	53,675,341
Alphabet, Inc., Class C(a)	52,981	50,814,607
Facebook, Inc., Class A(a)	415,039	70,917,714
Total		197,362,557
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 4.6%
FleetCor Technologies, Inc.(a)	115,980	17,950,225
Visa, Inc., Class A	575,996	60,617,819
Total		78,568,044
Semiconductors & Semiconductor Equipment 7.2%
Broadcom Ltd.	116,199	28,182,905
Lam Research Corp.	119,722	22,153,359
MACOM Technology Solutions Holdings, Inc.(a)	446,349	19,911,629
Micron Technology, Inc.(a)	542,844	21,350,055
NVIDIA Corp.	183,546	32,812,518
Total		124,410,466
Software 9.1%
Electronic Arts, Inc.(a)	281,846	33,274,739
Microsoft Corp.	1,097,662	81,764,842
Salesforce.com, Inc.(a)	243,519	22,749,545
ServiceNow, Inc.(a)	161,872	19,024,816
Total		156,813,942
Technology Hardware, Storage & Peripherals 4.8%
Apple, Inc.	542,564	83,619,964
Total Information Technology		640,774,973
Materials 2.9%
Chemicals 2.9%
Eastman Chemical Co.	347,395	31,435,773
LyondellBasell Industries NV, Class A	184,781	18,302,558
Total		49,738,331
Total Materials		49,738,331
Real Estate 3.1%
Equity Real Estate Investment Trusts (REITS) 3.1%
American Tower Corp.	172,450	23,570,466
Equinix, Inc.	64,849	28,942,109
Total		52,512,575
Total Real Estate		52,512,575
Total Common Stocks (Cost $1,289,702,390)		1,701,947,759

2	Columbia Variable Portfolio – Large Cap Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Growth Fund, September 30, 2017 (Unaudited)
Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(b),(c)	22,562,889	22,562,889
Total Money Market Funds (Cost $22,562,889)		22,562,889
Total Investments (Cost: $1,312,265,279)		1,724,510,648
Other Assets & Liabilities, Net		(3,039,035)
Net Assets		1,721,471,613
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	4,354,022	277,597,884	(259,389,017)	22,562,889	1,481	—	138,501	22,562,889
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Columbia Variable Portfolio – Large Cap Growth Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Growth Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	285,517,571	—	—	—	285,517,571
Consumer Staples	100,561,283	—	—	—	100,561,283
Energy	15,724,767	—	—	—	15,724,767
Financials	85,011,733	—	—	—	85,011,733
Health Care	269,546,305	—	—	—	269,546,305
Industrials	202,560,221	—	—	—	202,560,221
Information Technology	640,774,973	—	—	—	640,774,973
Materials	49,738,331	—	—	—	49,738,331
Real Estate	52,512,575	—	—	—	52,512,575
Total Common Stocks	1,701,947,759	—	—	—	1,701,947,759
Money Market Funds	—	—	—	22,562,889	22,562,889
Total Investments	1,701,947,759	—	—	22,562,889	1,724,510,648
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
4	Columbia Variable Portfolio – Large Cap Growth Fund | Quarterly Report 2017

Portfolio of Investments
Columbia Variable Portfolio – Dividend Opportunity Fund, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 96.7%
Issuer	Shares	Value ($)
Consumer Discretionary 6.0%
Automobiles 0.5%
Ford Motor Co.	743,776	8,902,999
Hotels, Restaurants & Leisure 1.1%
Las Vegas Sands Corp.	316,453	20,303,624
Household Durables 1.2%
Whirlpool Corp.	117,868	21,739,574
Multiline Retail 3.2%
Kohl’s Corp.	350,020	15,978,413
Nordstrom, Inc.	211,854	9,988,916
Target Corp.	519,000	30,626,190
Total		56,593,519
Total Consumer Discretionary		107,539,716
Consumer Staples 13.1%
Household Products 1.2%
Procter & Gamble Co. (The)	238,406	21,690,178
Tobacco 11.9%
Altria Group, Inc.	679,653	43,103,593
Imperial Brands PLC	1,261,249	53,811,920
Philip Morris International, Inc.	1,042,060	115,679,081
Total		212,594,594
Total Consumer Staples		234,284,772
Energy 17.5%
Energy Equipment & Services 0.7%
Baker Hughes, Inc.	329,648	12,071,710
Oil, Gas & Consumable Fuels 16.8%
BP PLC, ADR	1,146,401	44,056,190
Chevron Corp.	588,430	69,140,525
Enbridge, Inc.	134,997	5,648,275
ENI SpA	1,135,822	18,793,998
Exxon Mobil Corp.	217,509	17,831,388
Occidental Petroleum Corp.	875,420	56,210,718
Royal Dutch Shell PLC, Class A	1,002,824	30,214,973
Total SA	505,536	27,153,078
Valero Energy Corp.	412,447	31,729,548
Total		300,778,693
Total Energy		312,850,403
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 5.8%
Banks 3.5%
Bank of America Corp.	855,048	21,666,916
JPMorgan Chase & Co.	325,951	31,131,580
PacWest Bancorp	197,797	9,990,727
Total		62,789,223
Capital Markets 1.1%
Morgan Stanley	385,251	18,557,540
Insurance 1.2%
Prudential Financial, Inc.	201,374	21,410,084
Total Financials		102,756,847
Health Care 11.2%
Biotechnology 1.4%
AbbVie, Inc.	274,854	24,423,527
Pharmaceuticals 9.8%
GlaxoSmithKline PLC	1,278,569	25,502,198
Johnson & Johnson	200,273	26,037,493
Merck & Co., Inc.	828,848	53,071,137
Pfizer, Inc.	1,534,407	54,778,330
Sanofi	94,592	9,392,177
Teva Pharmaceutical Industries Ltd., ADR	397,899	7,003,022
Total		175,784,357
Total Health Care		200,207,884
Industrials 3.9%
Aerospace & Defense 1.0%
BAE Systems PLC	1,114,761	9,433,214
Lockheed Martin Corp.	26,913	8,350,835
Total		17,784,049
Airlines 1.0%
American Airlines Group, Inc.	196,263	9,320,530
United Continental Holdings, Inc.(a)	122,542	7,460,357
Total		16,780,887
Industrial Conglomerates 0.5%
Siemens AG, Registered Shares	66,804	9,411,516

Columbia Variable Portfolio – Dividend Opportunity Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Dividend Opportunity Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 1.4%
Kansas City Southern	148,499	16,138,871
Union Pacific Corp.	77,014	8,931,314
Total		25,070,185
Total Industrials		69,046,637
Information Technology 13.7%
Communications Equipment 4.7%
Cisco Systems, Inc.	1,980,538	66,605,493
Nokia OYJ	2,922,836	17,548,865
Total		84,154,358
IT Services 1.0%
International Business Machines Corp.	116,649	16,923,437
Semiconductors & Semiconductor Equipment 5.5%
Intel Corp.	2,099,332	79,942,563
QUALCOMM, Inc.	340,686	17,661,162
Total		97,603,725
Software 2.5%
Microsoft Corp.	600,519	44,732,660
Total Information Technology		243,414,180
Materials 5.7%
Chemicals 4.1%
CF Industries Holdings, Inc.	149,130	5,243,411
DowDuPont, Inc.	717,971	49,705,132
Eastman Chemical Co.	83,278	7,535,826
LyondellBasell Industries NV, Class A	99,889	9,894,006
Total		72,378,375
Containers & Packaging 1.6%
Graphic Packaging Holding Co.	573,373	7,998,553
International Paper Co.	280,189	15,920,339
WestRock Co.	79,472	4,508,447
Total		28,427,339
Total Materials		100,805,714
Common Stocks (continued)
Issuer	Shares	Value ($)
Telecommunication Services 9.8%
Diversified Telecommunication Services 8.6%
AT&T, Inc.	2,232,927	87,463,751
BCE, Inc.	364,555	17,072,111
CenturyLink, Inc.	987,365	18,661,198
Orange SA	755,462	12,375,328
Verizon Communications, Inc.	340,494	16,851,048
Total		152,423,436
Wireless Telecommunication Services 1.2%
Vodafone Group PLC	1,693,973	4,739,599
Vodafone Group PLC, ADR	610,535	17,375,826
Total		22,115,425
Total Telecommunication Services		174,538,861
Utilities 10.0%
Electric Utilities 7.7%
American Electric Power Co., Inc.	290,270	20,388,565
Duke Energy Corp.	339,042	28,452,404
Entergy Corp.	183,011	13,974,720
Exelon Corp.	448,764	16,904,940
PPL Corp.	557,198	21,145,664
Scottish & Southern Energy PLC	499,953	9,359,016
Xcel Energy, Inc.	564,223	26,699,032
Total		136,924,341
Multi-Utilities 2.3%
Ameren Corp.	297,339	17,198,088
DTE Energy Co.	118,241	12,694,354
Veolia Environnement SA	523,654	12,099,629
Total		41,992,071
Total Utilities		178,916,412
Total Common Stocks (Cost $1,551,832,021)		1,724,361,426

Equity-Linked Notes 1.8%
Issuer	Coupon Rate	Shares	Value ($)
Deutsche Bank AG(b)
(linked to common stock of Graphic Packaging Holding Co.)
11/06/2017	6.580%	574,542	7,847,255
Goldman Sachs International(b)
(linked to common stock of Devon Energy Corp.)
10/18/2017	14.900%	350,978	11,867,566

2	Columbia Variable Portfolio – Dividend Opportunity Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Dividend Opportunity Fund, September 30, 2017 (Unaudited)
Equity-Linked Notes (continued)
Issuer	Coupon Rate	Shares	Value ($)
JPMorgan Chase & Co.(b)
(linked to Class B Shares of Telefonaktiebolaget LM Ericsson)
10/24/2017	7.990%	2,338,279	13,098,244
Total Equity-Linked Notes (Cost $35,920,407)			32,813,065

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(c),(d)	23,799,922	23,799,922
Total Money Market Funds (Cost $23,799,922)		23,799,922
Total Investments (Cost: $1,611,552,350)		1,780,974,413
Other Assets & Liabilities, Net		2,857,562
Net Assets		1,783,831,975
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2017, the value of these securities amounted to $32,813,065, which represents 1.84% of net assets.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2017.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	57,804,356	504,531,384	(538,535,818)	23,799,922	(4,083)	—	267,803	23,799,922
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Columbia Variable Portfolio – Dividend Opportunity Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Dividend Opportunity Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	107,539,716	—	—	—	107,539,716
Consumer Staples	180,472,852	53,811,920	—	—	234,284,772
Energy	236,688,354	76,162,049	—	—	312,850,403
Financials	102,756,847	—	—	—	102,756,847
Health Care	165,313,509	34,894,375	—	—	200,207,884
Industrials	50,201,907	18,844,730	—	—	69,046,637
Information Technology	225,865,315	17,548,865	—	—	243,414,180
Materials	100,805,714	—	—	—	100,805,714
Telecommunication Services	157,423,934	17,114,927	—	—	174,538,861
Utilities	157,457,767	21,458,645	—	—	178,916,412
Total Common Stocks	1,484,525,915	239,835,511	—	—	1,724,361,426
Equity-Linked Notes	—	32,813,065	—	—	32,813,065
Money Market Funds	—	—	—	23,799,922	23,799,922
Total Investments	1,484,525,915	272,648,576	—	23,799,922	1,780,974,413
See the Portfolio of Investments for all investment classifications not indicated in the table.
4	Columbia Variable Portfolio – Dividend Opportunity Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Dividend Opportunity Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
Columbia Variable Portfolio – Dividend Opportunity Fund | Quarterly Report 2017	5

Portfolio of Investments
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Agency 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2001-20H Class 1
08/01/2021	6.340%	13,699	14,338
Total Asset-Backed Securities — Agency (Cost $13,699)			14,338

Asset-Backed Securities — Non-Agency 6.0%

Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-1A Class BR
3-month USD LIBOR + 2.350% 08/14/2030	3.659%	1,900,000	1,913,870
Series 2016-1A Class C
3-month USD LIBOR + 4.900% 04/20/2027	6.207%	2,000,000	2,031,064
Conn Funding II LP(a)
Series 2017-A Class B
02/15/2020	5.110%	3,000,000	3,011,223
Conn’s Receivables Funding LLC(a)
Series 2016-B Class A
10/15/2018	3.730%	96,950	97,020
Series 2016-B Class B
03/15/2019	7.340%	3,000,000	3,055,960
Madison Park Funding Ltd.(a),(b)
Series 2015-18A Class C
3-month USD LIBOR + 3.000% 10/21/2026	4.307%	6,000,000	6,019,836
Madison Park Funding Ltd.(a),(b),(c),(d),(e)
Series 2015-18A Class CR
3-month USD LIBOR + 1.950% 10/21/2030	3.285%	6,000,000	6,000,000
Octagon Investment Partners 27 Ltd.(a),(b)
Series 2016-1A Class C
3-month USD LIBOR + 3.000% 07/15/2027	4.304%	2,500,000	2,518,750
Octagon Investment Partners XV Ltd.(a),(b)
Series 2013-1A Class DR
3-month USD LIBOR + 3.700% 07/19/2030	5.006%	1,650,000	1,668,561
Octagon Investment Partners XXVI Ltd.(a),(b)
Series 2016-1A Class D
3-month USD LIBOR + 4.950% 04/15/2027	6.254%	4,000,000	4,060,020
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A Class D2R
3-month USD LIBOR + 7.250% 10/22/2030	8.500%	2,000,000	1,999,960
OZLM Funding Ltd.(a),(b)
Series 2012-1A Class DR2
3-month USD LIBOR + 6.670% 07/23/2029	7.983%	2,000,000	1,958,450
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OZLM XI Ltd.(a),(b)
Series 2015-11A Class A2R
3-month USD LIBOR + 1.750% 10/30/2030	3.061%	3,000,000	2,999,970
Preston Ridge Partners Mortgage LLC(a),(d),(e)
CMO Series 2017-2A Class A1
09/25/2022	3.470%	10,000,000	9,999,034
Prosper Marketplace Issuance Trust(a)
Subordinated Series 2017-1A Class C
06/15/2023	5.800%	4,750,000	4,820,641
Subordinated Series 2017-2A Class C
09/15/2023	5.370%	3,000,000	3,009,578
SoFi Professional Loan Program(a),(d),(f),(g)
Series 2017-A Class R
03/26/2040	0.000%	30,000	1,837,500
SoFi Professional Loan Program LLC(a),(d),(f),(g),(h)
Series 2015-D Class RC
10/26/2037	0.000%	3	1,920,000
Series 2016-A Class RIO
01/25/2038	0.000%	3	1,020,000
Series 2016-A Class RPO
01/25/2038	0.000%	4	2,640,000
Series 2016-B Class RC
04/25/2037	0.000%	2	1,060,000
Total Asset-Backed Securities — Non-Agency (Cost $62,937,947)			63,641,437

Commercial Mortgage-Backed Securities - Agency 0.3%

Federal National Mortgage Association
10/01/2019	4.420%	514,869	538,626
10/01/2019	4.430%	1,267,335	1,326,096
01/01/2020	4.570%	132,454	139,675
01/01/2020	4.600%	221,650	233,885
05/01/2024	5.030%	413,181	457,931
Total Commercial Mortgage-Backed Securities - Agency (Cost $2,544,794)			2,696,213

Commercial Mortgage-Backed Securities - Non-Agency 4.5%

American Homes 4 Rent(a)
Series 2015-SFR1 Class F
04/17/2052	5.885%	1,500,000	1,560,146
Banc of America Merrill Lynch Commercial Mortgage Securities Trust(a),(b)
Series 2013-DSNY Class F
1-month USD LIBOR + 3.500% 09/15/2026	4.734%	7,015,000	7,021,594
BHMS Mortgage Trust(a),(c)
Series 2014-ATLS Class DFX
07/05/2033	4.847%	6,500,000	6,599,767

Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2017 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	6,000,000	5,347,302
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	1,000,000	847,084
Subordinated, Series 2014-USA Class D
09/15/2037	4.373%	4,000,000	3,829,362
Federal National Mortgage Association
Series 2017-T1 Class A
06/25/2027	2.898%	3,999,144	3,978,654
Hilton USA Trust(a),(c)
Series 2016-HHV Class F
11/05/2038	4.333%	12,000,000	9,552,383
Hilton USA Trust(a)
Subordinated, Series 2016-SFP Class E
11/05/2035	5.519%	1,000,000	1,025,504
Invitation Homes Trust(a),(b)
Series 2015-SFR3 Class E
1-month USD LIBOR + 3.750% 08/17/2032	4.985%	3,000,000	3,040,687
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2011-C3 Class A4
02/15/2046	4.717%	175,000	186,893
ORES NPL LLC(a)
Series 2014-LV3 Class B
03/27/2024	6.000%	2,324,104	2,324,104
Progress Residential Trust(a)
Series 2017-SFR1 Class E
08/17/2034	4.261%	2,000,000	2,019,279
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $46,801,177)			47,332,759

Repurchase Agreements 1.2%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Tri-party TD Securities (USA) LLC
dated 09/29/2017, matures 10/02/2017,
repurchase price $13,001,127 (collateralized by U.S Goverment Agencies, Total Market Value $13,260,554)
	1.040%	13,000,000	13,000,000
Total Repurchase Agreements (Cost $13,000,000)			13,000,000

Residential Mortgage-Backed Securities - Agency 98.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
12/01/2017- 09/01/2019	5.500%	44,456	45,285
03/01/2018- 09/01/2037	6.000%	52,773	57,095
06/01/2021- 10/01/2045	3.500%	89,835,774	93,315,324
10/01/2023- 10/01/2040	5.000%	12,365,274	13,393,510
07/01/2039- 09/01/2047	4.500%	23,013,919	24,839,932
03/01/2042- 03/01/2046	4.000%	57,648,576	60,992,475
11/01/2042	3.000%	16,298,290	16,460,272
Federal Home Loan Mortgage Corp.(b)
12-month USD LIBOR + 0.000% 01/01/2037	3.202%	138,537	144,773
12-month USD LIBOR + 0.000% 09/01/2037	3.676%	173,404	182,816
CMO Series 343 Class F4
1-month USD LIBOR + 0.350% 10/15/2037	1.582%	30,251,202	30,257,533
CMO Series 4119 Class SP
1-month USD LIBOR + 2.571% 10/15/2042	1.866%	348,972	401,012
Federal Home Loan Mortgage Corp.(e)
10/12/2047	3.500%	18,000,000	18,564,617
10/12/2047	4.500%	15,000,000	16,082,148
Federal Home Loan Mortgage Corp.(b),(i)
CMO Series 264 Class S1
1-month USD LIBOR + 5.950% 07/15/2042	4.716%	14,647,806	2,720,635
CMO Series 272 Class S1
1-month USD LIBOR + 6.000% 08/15/2042	4.766%	12,659,651	2,267,122
CMO Series 318 Class S1
1-month USD LIBOR + 5.950% 11/15/2043	4.716%	19,999,613	4,212,738
CMO Series 336 Class 30
1-month USD LIBOR + 6.050% 08/15/2044	4.816%	10,558,283	2,082,840
CMO Series 3453 Class W
1-month USD LIBOR + 7.400% 12/15/2032	6.173%	621,806	88,129
CMO Series 4083 Class CS
1-month USD LIBOR + 6.650% 12/15/2038	5.416%	5,806,890	661,927
CMO Series 4094 Class SY
1-month USD LIBOR + 6.080% 08/15/2042	4.846%	9,436,994	1,987,559

2	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4174 Class SB
1-month USD LIBOR + 6.200% 05/15/2039	4.966%	12,643,628	1,525,717
CMO Series 4183 Class AS
1-month USD LIBOR + 6.150% 04/15/2039	4.916%	6,322,557	800,393
CMO Series 4223 Class DS
1-month USD LIBOR + 6.100% 12/15/2038	4.866%	4,303,833	483,812
CMO Series 4286 Class NS
1-month USD LIBOR + 5.900% 12/15/2043	4.666%	6,650,075	1,437,552
CMO Series 4594 Class SA
1-month USD LIBOR + 5.950% 06/15/2046	4.716%	17,421,321	3,969,019
CMO STRIPS Series 309 Class S4
1-month USD LIBOR + 5.970% 08/15/2043	4.736%	7,065,478	1,467,023
CMO STRIPS Series 326 Class S1
1-month USD LIBOR + 6.000% 03/15/2044	4.766%	3,407,212	652,622
CMO STRIPS Series 337 Class S1
1-month USD LIBOR + 6.050% 09/15/2044	4.816%	13,767,555	3,120,402
Federal Home Loan Mortgage Corp.(i)
CMO Series 266 Class
07/15/2042	4.000%	8,452,375	1,683,151
CMO Series 267 Class
08/15/2042	4.000%	7,021,309	1,419,068
CMO Series 4120 Class AI
11/15/2039	3.500%	4,972,732	522,285
CMO Series 4121 Class IA
01/15/2041	3.500%	4,972,377	636,145
CMO Series 4122 Class JI
12/15/2040	4.000%	7,191,671	831,445
CMO Series 4139 Class CI
05/15/2042	3.500%	3,362,444	449,595
CMO Series 4147 Class CI
01/15/2041	3.500%	11,625,793	1,615,620
CMO Series 4148 Class BI
02/15/2041	4.000%	3,784,493	468,460
CMO Series 4177 Class IY
03/15/2043	4.000%	14,202,759	3,065,786
CMO Series 4182 Class DI
05/15/2039	3.500%	16,286,666	1,718,751
CMO Series 4213 Class DI
06/15/2038	3.500%	13,085,392	1,282,283
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(c),(i)
CMO Series 4068 Class GI
09/15/2036	1.826%	8,122,921	469,511
Federal National Mortgage Association
02/01/2022- 12/01/2037	5.000%	18,651,873	20,559,582
08/01/2022	6.000%	1,693	1,904
09/01/2023- 11/01/2023	5.500%	2,691,284	2,860,243
03/01/2027- 03/01/2028	2.500%	27,495,816	27,883,316
03/01/2027- 09/01/2047	3.500%	129,181,622	133,859,522
05/01/2027- 05/01/2043	3.000%	69,802,019	70,876,354
07/01/2039- 08/01/2047	4.500%	50,426,070	54,830,070
11/01/2042- 08/01/2045	4.000%	95,448,627	101,613,398
CMO Series 2017-72 Class B
09/25/2047	3.000%	9,800,574	9,973,134
Federal National Mortgage Association(e)
10/17/2032	2.500%	40,000,000	40,271,876
10/12/2047	3.000%	22,000,000	22,072,186
10/12/2047	3.500%	23,000,000	23,710,663
10/12/2047	4.000%	28,000,000	29,480,937
Federal National Mortgage Association(b)
6-month USD LIBOR + 0.000% 02/01/2033	2.883%	24,145	25,095
6-month USD LIBOR + 0.000% 07/01/2033	2.788%	3,513	3,545
12-month USD LIBOR + 0.000% 12/01/2033	3.309%	4,745	4,998
12-month USD LIBOR + 0.000% 06/01/2034	3.508%	123,292	129,738
12-month USD LIBOR + 0.000% 07/01/2036	3.657%	58,548	61,040
Federal National Mortgage Association(j)
05/01/2039	4.500%	5,390,977	5,885,220
Federal National Mortgage Association(b),(i)
CMO Series 2003-117 Class KS
1-month USD LIBOR + 7.100% 08/25/2033	5.863%	381,858	5,814
CMO Series 2011-94 Class GS
1-month USD LIBOR + 6.500% 10/25/2041	5.263%	8,880,955	1,561,387
CMO Series 2012-80 Class DS
1-month USD LIBOR + 6.650% 06/25/2039	5.413%	3,000,446	428,346
CMO Series 2012-99 Class SL
1-month USD LIBOR + 6.620% 09/25/2042	5.383%	13,235,936	3,031,355

Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-107 Class SB
1-month USD LIBOR + 5.950% 02/25/2043	4.713%	12,468,567	2,714,833
CMO Series 2013-13 Class SA
1-month USD LIBOR + 6.150% 03/25/2043	4.913%	11,144,484	2,193,696
CMO Series 2014-93 Class ES
1-month USD LIBOR + 6.150% 01/25/2045	4.913%	6,844,575	1,301,036
CMO Series 2016-25 Class SL
1-month USD LIBOR + 6.000% 05/25/2046	4.763%	16,391,752	3,519,242
CMO Series 2016-42 Class SB
1-month USD LIBOR + 6.000% 07/25/2046	4.763%	21,667,798	4,795,706
CMO Series 2016-45 Class AS
1-month USD LIBOR + 6.000% 07/25/2046	4.763%	8,985,708	2,110,754
CMO Series 2016-49 Class LS
1-month USD LIBOR + 5.950% 08/25/2046	4.713%	14,090,591	2,916,944
CMO Series 2016-53 Class KS
1-month USD LIBOR + 6.000% 08/25/2046	4.763%	8,842,951	1,941,553
CMO Series 2017-8 Class SB
1-month USD LIBOR + 6.100% 02/25/2047	4.863%	4,417,135	781,323
CMO Series 416 Class S1
1-month USD LIBOR + 6.100% 11/25/2042	4.863%	5,862,883	1,115,455
Federal National Mortgage Association(c)
CMO Series 2003-W11 Class A1
06/25/2033	4.426%	2,026	2,118
Federal National Mortgage Association(c),(i)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	6,598,566	1
Federal National Mortgage Association(i)
CMO Series 2012-118 Class BI
12/25/2039	3.500%	15,251,368	2,055,799
CMO Series 2012-121 Class GI
08/25/2039	3.500%	9,305,231	1,148,239
CMO Series 2012-129 Class IC
01/25/2041	3.500%	8,202,012	1,239,356
CMO Series 2012-133 Class EI
07/25/2031	3.500%	3,050,310	339,547
CMO Series 2012-134 Class AI
07/25/2040	3.500%	13,214,710	1,864,778
CMO Series 2012-144 Class HI
07/25/2042	3.500%	3,030,499	385,037
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2012-40 Class IP
09/25/2040	4.000%	14,185,734	1,651,436
CMO Series 2012-96 Class CI
04/25/2039	3.500%	5,490,309	501,430
CMO Series 2013-1 Class AI
02/25/2043	3.500%	3,332,890	631,868
CMO Series 2013-1 Class BI
02/25/2040	3.500%	9,532,756	921,416
CMO Series 2013-10 Class AI
11/25/2041	3.500%	13,211,266	1,504,638
CMO Series 2013-16 Class
01/25/2040	3.500%	7,912,192	980,021
CMO Series 2013-41 Class IY
05/25/2040	3.500%	17,562,343	1,837,736
CMO Series 2013-6 Class MI
02/25/2040	3.500%	8,847,738	1,180,088
CMO STRIPS Series 417 Class C5
02/25/2043	3.500%	7,514,957	1,453,264
Government National Mortgage Association
03/15/2018	7.000%	5,424	5,440
03/15/2029- 03/15/2033	6.000%	100,489	113,267
08/20/2040	5.000%	6,459,656	7,059,456
07/20/2041	4.500%	8,862,467	9,528,422
Government National Mortgage Association(e)
10/23/2047	3.000%	85,000,000	86,182,027
10/23/2047	3.500%	30,000,000	31,181,250
Government National Mortgage Association(i)
CMO Series 2012-121 Class PI
09/16/2042	4.500%	4,922,496	913,633
CMO Series 2012-129 Class AI
08/20/2037	3.000%	6,421,512	496,218
CMO Series 2014-131 Class EI
09/16/2039	4.000%	6,651,330	1,019,349
Government National Mortgage Association(b),(i)
CMO Series 2014-131 Class BS
1-month USD LIBOR + 6.200% 09/16/2044	4.966%	3,660,069	923,919
CMO Series 2015-144 Class SA
1-month USD LIBOR + 6.200% 10/20/2045	4.964%	8,491,277	1,967,657
CMO Series 2016-108 Class SN
1-month USD LIBOR + 6.080% 08/20/2046	4.844%	5,463,531	1,293,046
Total Residential Mortgage-Backed Securities - Agency (Cost $1,061,644,733)			1,047,277,103

4	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency 11.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Mortgage Trust(c),(d),(h)
CMO Series 2093-3 Class 3A
07/27/2023	8.188%	607	368
Angel Oak Mortgage Trust I LLC(a),(c)
CMO Series 2017-2 Class M1
07/25/2047	3.737%	5,700,000	5,682,356
ASG Resecuritization Trust(a),(c)
CMO Series 2013-2 Class 1A60
12/28/2035	3.105%	237,252	236,783
CMO Series 2013-2 Class 2A70
11/28/2035	3.334%	1,193,947	1,192,686
Bayview Opportunity Master Fund IVb Trust(a)
CMO Series 2017-NPL1 Class A1
01/28/2032	3.598%	3,409,807	3,400,994
BCAP LLC Trust(a),(c)
CMO Series 2010-RR13 Class 1A1
06/27/2037	3.010%	4,170,176	4,155,654
CMO Series 2012-RR10 Class 2A1
09/26/2036	3.596%	1,369,109	1,379,971
CMO Series 2012-RR7 Class 2A3
07/26/2036	3.386%	807,506	804,304
CMO Series 2013-RR3 Class 6A5
03/26/2036	3.281%	380,017	377,239
CMO Series 2013-RR5 Class 4A1
09/26/2036	3.000%	1,477,806	1,465,432
CMO Series 2014-RR3 Class 3A1
07/26/2036	1.367%	533,262	527,241
BCAP LLC Trust(a)
CMO Series 2012-RR11 Class 3A2
04/26/2036	4.000%	2,666,970	2,672,266
CMO Series 2012-RR11 Class 9A2
07/26/2037	4.000%	677,380	676,511
CMO Series 2012-RR12 Class 3A2
06/26/2037	4.000%	725,442	722,616
Series 2013-RR1 Class 10A1
10/26/2036	3.000%	925,355	926,389
CIM Trust(a),(b)
CMO Series 2015-3AG Class A2
1-month USD LIBOR + 3.500% 10/25/2057	4.735%	5,000,000	5,099,126
CIM Trust(a)
CMO Series 2017-6 Class A1
09/25/2037	3.000%	2,797,532	2,776,365
Citigroup Mortgage Loan Trust, Inc.(a),(c)
CMO Series 2010-7 Class 3A4
12/25/2035	5.500%	97,550	97,737
CMO Series 2012-7 Class 12A1
03/25/2036	3.177%	400,987	401,098
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-2 Class 1A1
11/25/2037	3.389%	986,792	991,460
CMO Series 2014-A Class B2
01/25/2035	5.464%	2,514,893	2,682,205
CMO Series 2014-C Class A
02/25/2054	3.250%	891,095	888,927
CMO Series 2015-A Class B3
06/25/2058	4.500%	2,845,579	2,690,878
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class B2
01/25/2053	4.250%	3,725,305	3,606,490
COLT Mortgage Loan Trust(a)
CMO Series 2016-1 Class A2
05/25/2046	3.500%	898,738	903,892
COLT Mortgage Loan Trust(a),(c)
CMO Series 2016-2 Class A2
09/25/2046	3.250%	1,681,624	1,706,870
Comfed Savings Bank(c)
CMO Series 1987-1 Class A
01/25/2018	2.259%	66	65
Credit Suisse Mortgage Capital Certificates(a)
CMO Series 2010-9R Class 10A5
04/27/2037	4.000%	2,852,348	2,845,535
CMO Series 2010-9R Class 7A5
05/27/2037	4.000%	1,000,223	998,248
Series 2014-2R Class 17A1
04/27/2037	2.500%	527,570	529,283
Credit Suisse Mortgage Capital Certificates(a),(c)
CMO Series 2013-7R Class 3A1
02/26/2035	3.400%	3,396,852	3,366,671
CMO Series 2014-2R Class 17A2
04/27/2037	3.364%	2,491,735	2,468,914
CMO Series 2014-RPL4 Class A1
08/25/2062	3.625%	728,032	747,207
CMO Series 2014-RPL4 Class A2
08/25/2062	4.758%	4,000,000	4,021,749
CSMC Trust(a),(c)
CMO Series 2015-RPL1 Class A2
02/25/2057	4.662%	7,000,000	7,026,204
GCAT (a)
Series 2017-1 Class A2
03/25/2047	3.375%	6,364,084	6,338,429
Jefferies Resecuritization Trust(a)
CMO Series 2014-R1 Class 1A1
12/27/2037	4.000%	414,171	413,562
Mill City Mortgage Trust(a),(c)
CMO Series 2015-1 Class M1
06/25/2056	3.448%	3,000,000	3,022,894

Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
New Residential Mortgage Loan Trust(a),(c),(i)
CMO Series 2014-1A Class AIO
01/25/2054	2.285%	35,158,294	1,759,581
Oak Hill Advisors Residential Loan Trust(a)
CMO Series 2017-NPL1 Class A1
06/25/2057	3.000%	3,985,450	3,985,414
Oaktown Re Ltd.(a),(b),(d)
CMO Series 2017-1A Class M1
1-month USD LIBOR + 2.250% 04/25/2027	3.487%	2,908,240	3,010,924
PennyMac Mortgage Investment Trust(a),(b),(d)
Series 2017-GT1 Class A
1-month USD LIBOR + 4.750% 02/25/2050	5.987%	10,000,000	10,029,370
PNMAC GMSR Issuer Trust(a),(b),(d)
Series 2017-GT2 Class A
1-month USD LIBOR + 4.000% 08/25/2023	5.231%	9,300,000	9,323,250
Pretium Mortgage Credit Partners I(a)
CMO Series 2017-NPL2 Class A1
03/28/2057	3.250%	2,799,969	2,800,805
RBSSP Resecuritization Trust(a),(c)
CMO Series 2012-1 Class 5A2
12/27/2035	3.427%	3,913,573	3,607,799
SGR Residential Mortgage Trust(a)
CMO Series 2016-1 Class A1
11/25/2046	3.750%	1,472,498	1,463,662
Sunset Mortgage Loan Co., LLC(a)
CMO Series 2017-NPL1 Class A
06/16/2047	3.500%	7,057,534	7,077,287
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vericrest Opportunity Loan Transferee LIX LLC(a)
CMO Series 2017-NPL6 Class A1
05/25/2047	3.250%	2,149,141	2,149,466
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $120,817,192)			123,052,177

Options Purchased Calls 0.0%
Value ($)
(Cost $265,000)	50,700

Options Purchased Puts 0.1%

(Cost $2,825,000)	1,352,275

Money Market Funds 4.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(k),(l)	43,578,226	43,578,226
Total Money Market Funds (Cost $43,578,226)		43,578,226
Total Investments (Cost: $1,354,427,768)		1,341,995,228
Other Assets & Liabilities, Net		(282,117,359)
Net Assets		1,059,877,869

At September 30, 2017, securities and/or cash totaling $6,646,168 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	79	12/2017	USD	17,073,638	—	(40,896)
U.S. Treasury 5-Year Note	1,350	12/2017	USD	159,105,492	—	(1,089,096)
Total					—	(1,129,992)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(14)	12/2017	USD	(2,162,276)	34,641	—
U.S. Treasury 10-Year Note	(983)	12/2017	USD	(123,830,702)	806,191	—
Total					840,832	—

6	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2017 (Unaudited)
Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	100,000,000	100,000,000	1.50	03/2018	265,000	50,700

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
5-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	250,000,000	250,000,000	2.30	05/2018	2,825,000	1,352,275

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(125,000,000)	(125,000,000)	2.10	02/2018	(1,150,000)	(673,950)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB	Citi	11/17/2059	3.000	Monthly	4.758	USD	1,000,000	(119,611)	416	—	(117,455)	—	(1,740)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	4.758	USD	1,000,000	(119,611)	416	—	(118,001)	—	(1,194)
Markit CMBX North America Index, Series 6 BBB-	Credit Suisse	05/11/2063	3.000	Monthly	6.769	USD	2,250,000	(340,672)	938	—	(242,389)	—	(97,345)
Markit CMBX North America Index, Series 7 BBB-	Credit Suisse	01/17/2047	3.000	Monthly	5.248	USD	5,000,000	(554,541)	2,083	—	(446,516)	—	(105,942)
Markit CMBX North America Index, Series 10 BBB-	Goldman Sachs International	11/17/2059	3.000	Monthly	4.758	USD	1,000,000	(119,611)	416	—	(113,588)	—	(5,607)
Markit CMBX North America Index, Series 6 BBB-	Goldman Sachs International	05/11/2063	3.000	Monthly	6.769	USD	4,250,000	(643,491)	1,771	—	(441,364)	—	(200,356)
Markit CMBX North America Index, Series 6 BBB-	Goldman Sachs International	05/11/2063	3.000	Monthly	6.769	USD	4,250,000	(643,491)	1,771	—	(376,357)	—	(265,363)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	4.758	USD	3,500,000	(418,640)	1,459	—	(431,398)	14,217	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	4.758	USD	1,500,000	(179,417)	625	—	(168,081)	—	(10,711)
Markit CMBX North America Index, Series 6 BBB-	JPMorgan	05/11/2063	3.000	Monthly	6.769	USD	1,000,000	(151,410)	417	—	(142,811)	—	(8,182)
Markit CMBX North America Index, Series 7 BBB-	JPMorgan	01/17/2047	3.000	Monthly	5.248	USD	6,000,000	(665,450)	2,500	—	(538,332)	—	(124,618)
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2017 (Unaudited)
Credit default swap contracts - sell protection (continued)
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 6 BBB-	Morgan Stanley	05/11/2063	3.000	Monthly	6.769	USD	2,100,000	(317,960)	875	—	(202,982)	—	(114,103)
Markit CMBX North America Index, Series 6 BBB-	Morgan Stanley	05/11/2063	3.000	Monthly	6.769	USD	4,250,000	(643,491)	1,771	—	(255,238)	—	(386,482)
Total									15,458	—	(3,594,512)	14,217	(1,321,643)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2017, the value of these securities amounted to $230,047,286, which represents 21.71% of net assets.
(b)	Variable rate security.
(c)	Represents a variable rate security where the coupon rate adjusts periodically using the weighted average coupon of the underlying mortgages.
(d)	Valuation based on significant unobservable inputs.
(e)	Represents a security purchased on a when-issued basis.
(f)	Represents shares owned in the residual interest of an asset-backed securitization.
(g)	Zero coupon bond.
(h)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2017, the value of these securities amounted to $6,640,368, which represents 0.63% of net assets.
(i)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(j)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(k)	The rate shown is the seven-day current annualized yield at September 30, 2017.
(l)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	63,072,558	540,431,861	(559,926,193)	43,578,226	2,258	—	179,597	43,578,226
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
8	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2017 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Agency	—	14,338	—	—	14,338
Asset-Backed Securities — Non-Agency	—	39,164,903	24,476,534	—	63,641,437
Commercial Mortgage-Backed Securities - Agency	—	2,696,213	—	—	2,696,213
Commercial Mortgage-Backed Securities - Non-Agency	—	47,332,759	—	—	47,332,759
Repurchase Agreements	—	13,000,000	—	—	13,000,000
Residential Mortgage-Backed Securities - Agency	—	1,047,277,103	—	—	1,047,277,103
Residential Mortgage-Backed Securities - Non-Agency	—	100,688,265	22,363,912	—	123,052,177
Options Purchased Calls	—	50,700	—	—	50,700
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Options Purchased Puts	—	1,352,275	—	—	1,352,275
Money Market Funds	—	—	—	43,578,226	43,578,226
Total Investments	—	1,251,576,556	46,840,446	43,578,226	1,341,995,228
Derivatives
Asset
Futures Contracts	840,832	—	—	—	840,832
Swap Contracts	—	14,217	—	—	14,217
Liability
Futures Contracts	(1,129,992)	—	—	—	(1,129,992)
Options Contracts Written	—	(673,950)	—	—	(673,950)
Swap Contracts	—	(1,321,643)	—	—	(1,321,643)
Total	(289,160)	1,249,595,180	46,840,446	43,578,226	1,339,724,692
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between Levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Investments in securities	Balance as of 12/31/2016 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 09/30/2017 ($)
Asset-Backed Securities — Non-Agency	5,568,696	–	–	(821,996)	19,729,834	–	–	–	24,476,534
Residential Mortgage-Backed Securities — Non-Agency	9,368,773	5	39,002	180,490	23,050,000	(6,120,914)	–	(4,153,444)	22,363,912
Total	14,937,469	5	39,002	(641,506)	42,779,834	(6,120,914)	–	(4,153,444)	46,840,446
(a) Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2017 was $(666,659), which is comprised of Asset-Backed Securities — Non-Agency of $(821,996) and Residential Mortgage-Backed Securities — Non-Agency of $155,337.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential and asset backed securities classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, single market quotations, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
10	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Quarterly Report 2017

Portfolio of Investments
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.1%
Issuer	Shares	Value ($)
Consumer Discretionary 11.6%
Auto Components 0.2%
BorgWarner, Inc.	5,444	278,896
Delphi Automotive PLC	7,324	720,682
Goodyear Tire & Rubber Co. (The)	6,912	229,824
Total		1,229,402
Automobiles 0.5%
Ford Motor Co.	107,332	1,284,764
General Motors Co.	35,995	1,453,478
Harley-Davidson, Inc.	4,680	225,623
Total		2,963,865
Distributors 0.1%
Genuine Parts Co.	4,030	385,470
LKQ Corp.(a)	8,480	305,195
Total		690,665
Diversified Consumer Services —%
H&R Block, Inc.	5,735	151,863
Hotels, Restaurants & Leisure 1.8%
Carnival Corp.	11,192	722,667
Chipotle Mexican Grill, Inc.(a)	686	211,171
Darden Restaurants, Inc.	3,443	271,240
Hilton Worldwide Holdings, Inc.	5,610	389,614
Marriott International, Inc., Class A	8,584	946,472
McDonald’s Corp.	22,229	3,482,840
MGM Resorts International	14,210	463,104
Royal Caribbean Cruises Ltd.	4,720	559,509
Starbucks Corp.	39,624	2,128,205
Wyndham Worldwide Corp.	2,821	297,362
Wynn Resorts Ltd.	2,198	327,326
Yum! Brands, Inc.	9,462	696,498
Total		10,496,008
Household Durables 0.4%
D.R. Horton, Inc.	9,348	373,266
Garmin Ltd.	3,043	164,231
Leggett & Platt, Inc.	3,635	173,498
Lennar Corp., Class A	5,580	294,624
Mohawk Industries, Inc.(a)	1,730	428,192
Newell Brands, Inc.	13,449	573,869
Common Stocks (continued)
Issuer	Shares	Value ($)
PulteGroup, Inc.	7,617	208,173
Whirlpool Corp.	1,998	368,511
Total		2,584,364
Internet & Direct Marketing Retail 2.6%
Amazon.com, Inc.(a)	10,946	10,522,937
Expedia, Inc.	3,358	483,350
Netflix, Inc.(a)	11,848	2,148,635
Priceline Group, Inc. (The)(a)	1,345	2,462,453
TripAdvisor, Inc.(a)	2,976	120,617
Total		15,737,992
Leisure Products 0.1%
Hasbro, Inc.	3,125	305,219
Mattel, Inc.	9,402	145,543
Total		450,762
Media 2.8%
21st Century Fox, Inc., Class A	28,889	762,092
21st Century Fox, Inc., Class B	12,050	310,770
CBS Corp., Class B Non Voting	9,991	579,478
Charter Communications, Inc., Class A(a)	5,520	2,006,078
Comcast Corp., Class A	129,086	4,967,229
Discovery Communications, Inc., Class A(a)	4,229	90,035
Discovery Communications, Inc., Class C(a)	5,574	112,929
DISH Network Corp., Class A(a)	6,250	338,938
Interpublic Group of Companies, Inc. (The)	10,797	224,470
News Corp., Class A	10,492	139,124
News Corp., Class B	3,340	45,591
Omnicom Group, Inc.	6,335	469,233
Scripps Networks Interactive, Inc., Class A	2,634	226,234
Time Warner, Inc.	21,346	2,186,898
Viacom, Inc., Class B	9,682	269,547
Walt Disney Co. (The)	42,362	4,175,622
Total		16,904,268
Multiline Retail 0.4%
Dollar General Corp.	7,145	579,102
Dollar Tree, Inc.(a)	6,504	564,677
Kohl’s Corp.	4,631	211,405
Macy’s, Inc.	8,356	182,328

Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Nordstrom, Inc.	3,192	150,503
Target Corp.	14,992	884,678
Total		2,572,693
Specialty Retail 2.1%
Advance Auto Parts, Inc.	2,030	201,376
AutoZone, Inc.(a)	772	459,425
Best Buy Co., Inc.	7,284	414,897
CarMax, Inc.(a)	5,029	381,249
Foot Locker, Inc.	3,600	126,792
Gap, Inc. (The)	6,029	178,036
Home Depot, Inc. (The)	32,354	5,291,820
L Brands, Inc.	6,849	284,987
Lowe’s Companies, Inc.	23,165	1,851,810
O’Reilly Automotive, Inc.(a)	2,412	519,472
Ross Stores, Inc.	10,680	689,608
Signet Jewelers Ltd.	1,660	110,473
Tiffany & Co.	2,804	257,351
TJX Companies, Inc. (The)	17,458	1,287,178
Tractor Supply Co.	3,475	219,933
Ulta Beauty, Inc.(a)	1,600	361,696
Total		12,636,103
Textiles, Apparel & Luxury Goods 0.6%
Coach, Inc.	7,753	312,291
Hanesbrands, Inc.	10,000	246,400
Michael Kors Holdings Ltd.(a)	4,165	199,295
Nike, Inc., Class B	36,056	1,869,503
PVH Corp.	2,121	267,373
Ralph Lauren Corp.	1,516	133,848
Under Armour, Inc., Class A(a)	5,075	83,636
Under Armour, Inc., Class C(a)	5,107	76,707
VF Corp.	8,961	569,651
Total		3,758,704
Total Consumer Discretionary		70,176,689
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 8.1%
Beverages 2.0%
Brown-Forman Corp., Class B	5,374	291,808
Coca-Cola Co. (The)	105,352	4,741,894
Constellation Brands, Inc., Class A	4,716	940,606
Dr. Pepper Snapple Group, Inc.	4,987	441,200
Molson Coors Brewing Co., Class B	5,065	413,507
Monster Beverage Corp.(a)	11,380	628,745
PepsiCo, Inc.	39,207	4,368,836
Total		11,826,596
Food & Staples Retailing 1.8%
Costco Wholesale Corp.	12,033	1,976,902
CVS Health Corp.	27,902	2,268,991
Kroger Co. (The)	24,630	494,078
SYSCO Corp.	13,330	719,153
Walgreens Boots Alliance, Inc.	25,255	1,950,191
Wal-Mart Stores, Inc.	40,168	3,138,727
Total		10,548,042
Food Products 1.2%
Archer-Daniels-Midland Co.	15,442	656,439
Campbell Soup Co.	5,328	249,457
ConAgra Foods, Inc.	11,411	385,007
General Mills, Inc.	15,839	819,827
Hershey Co. (The)	3,874	422,925
Hormel Foods Corp.	7,400	237,836
JM Smucker Co. (The)	3,117	327,067
Kellogg Co.	6,816	425,114
Kraft Heinz Co. (The)	16,387	1,270,812
McCormick & Co., Inc.	3,267	335,325
Mondelez International, Inc., Class A	41,379	1,682,470
Tyson Foods, Inc., Class A	7,934	558,950
Total		7,371,229

2	Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 1.7%
Church & Dwight Co., Inc.	6,850	331,883
Clorox Co. (The)	3,539	466,829
Colgate-Palmolive Co.	24,171	1,760,857
Kimberly-Clark Corp.	9,698	1,141,261
Procter & Gamble Co. (The)	69,985	6,367,235
Total		10,068,065
Personal Products 0.1%
Coty, Inc., Class A	12,940	213,898
Estee Lauder Companies, Inc. (The), Class A	6,140	662,138
Total		876,036
Tobacco 1.3%
Altria Group, Inc.	52,648	3,338,936
Philip Morris International, Inc.	42,622	4,731,468
Total		8,070,404
Total Consumer Staples		48,760,372
Energy 6.0%
Energy Equipment & Services 0.8%
Baker Hughes, Inc.	11,743	430,029
Halliburton Co.	23,813	1,096,112
Helmerich & Payne, Inc.	2,976	155,079
National Oilwell Varco, Inc.	10,428	372,592
Schlumberger Ltd.	38,134	2,660,228
TechnipFMC PLC(a)	12,053	336,520
Total		5,050,560
Oil, Gas & Consumable Fuels 5.2%
Anadarko Petroleum Corp.	15,381	751,362
Andeavor	3,959	408,371
Apache Corp.	10,455	478,839
Cabot Oil & Gas Corp.	12,689	339,431
Chesapeake Energy Corp.(a)	24,916	107,139
Chevron Corp.	52,008	6,110,940
Cimarex Energy Co.	2,610	296,679
Concho Resources, Inc.(a)	4,080	537,418
ConocoPhillips	33,402	1,671,770
Devon Energy Corp.	14,426	529,578
EOG Resources, Inc.	15,849	1,533,232
EQT Corp.	4,761	310,608
Common Stocks (continued)
Issuer	Shares	Value ($)
Exxon Mobil Corp.	116,279	9,532,552
Hess Corp.	7,412	347,549
Kinder Morgan, Inc.	52,689	1,010,575
Marathon Oil Corp.	23,330	316,355
Marathon Petroleum Corp.	13,892	779,063
Newfield Exploration Co.(a)	5,468	162,236
Noble Energy, Inc.	13,353	378,691
Occidental Petroleum Corp.	20,979	1,347,062
ONEOK, Inc.	10,424	577,594
Phillips 66	11,789	1,079,990
Pioneer Natural Resources Co.	4,667	688,569
Range Resources Corp.	6,199	121,314
Valero Energy Corp.	12,122	932,545
Williams Companies, Inc. (The)	22,683	680,717
Total		31,030,179
Total Energy		36,080,739
Financials 14.3%
Banks 6.3%
Bank of America Corp.	269,270	6,823,302
BB&T Corp.	22,178	1,041,035
Citigroup, Inc.	74,769	5,438,697
Citizens Financial Group, Inc.	13,740	520,334
Comerica, Inc.	4,830	368,336
Fifth Third Bancorp	20,216	565,644
Huntington Bancshares, Inc.	29,914	417,599
JPMorgan Chase & Co.	96,567	9,223,114
KeyCorp	29,850	561,777
M&T Bank Corp.	4,174	672,181
People’s United Financial, Inc.	9,448	171,387
PNC Financial Services Group, Inc. (The)	13,156	1,773,034
Regions Financial Corp.	32,793	499,437
SunTrust Banks, Inc.	13,176	787,530
U.S. Bancorp	43,613	2,337,221
Wells Fargo & Co.	122,603	6,761,555
Zions Bancorporation	5,549	261,802
Total		38,223,985

Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 3.0%
Affiliated Managers Group, Inc.	1,535	291,389
Ameriprise Financial, Inc.(b)	4,115	611,119
Bank of New York Mellon Corp. (The)	28,354	1,503,329
BlackRock, Inc.	3,405	1,522,341
CBOE Holdings, Inc.	3,100	333,653
Charles Schwab Corp. (The)	32,704	1,430,473
CME Group, Inc.	9,330	1,265,894
E*TRADE Financial Corp.(a)	7,546	329,081
Franklin Resources, Inc.	9,030	401,925
Goldman Sachs Group, Inc. (The)	9,879	2,343,200
Intercontinental Exchange, Inc.	16,155	1,109,849
Invesco Ltd.	11,169	391,362
Moody’s Corp.	4,563	635,215
Morgan Stanley	38,809	1,869,430
Nasdaq, Inc.	3,204	248,534
Northern Trust Corp.	5,899	542,295
Raymond James Financial, Inc.	3,520	296,842
S&P Global, Inc.	7,053	1,102,454
State Street Corp.	10,266	980,814
T. Rowe Price Group, Inc.	6,597	598,018
Total		17,807,217
Consumer Finance 0.7%
American Express Co.	20,140	1,821,864
Capital One Financial Corp.	13,270	1,123,438
Discover Financial Services	10,218	658,857
Navient Corp.	7,525	113,026
Synchrony Financial	20,520	637,146
Total		4,354,331
Diversified Financial Services 1.6%
Berkshire Hathaway, Inc., Class B(a)	52,806	9,680,396
Leucadia National Corp.	8,686	219,321
Total		9,899,717
Insurance 2.7%
Aflac, Inc.	10,851	883,163
Allstate Corp. (The)	9,913	911,104
American International Group, Inc.	24,794	1,522,104
Aon PLC	6,975	1,019,048
Common Stocks (continued)
Issuer	Shares	Value ($)
Arthur J Gallagher & Co.	4,940	304,057
Assurant, Inc.	1,477	141,083
Brighthouse Financial, Inc.(a)	2,625	159,600
Chubb Ltd.	12,771	1,820,506
Cincinnati Financial Corp.	4,097	313,707
Everest Re Group Ltd.	1,130	258,081
Hartford Financial Services Group, Inc. (The)	9,994	553,967
Lincoln National Corp.	6,083	446,979
Loews Corp.	7,578	362,683
Marsh & McLennan Companies, Inc.	14,063	1,178,620
MetLife, Inc.	29,165	1,515,122
Principal Financial Group, Inc.	7,373	474,379
Progressive Corp. (The)	15,965	773,025
Prudential Financial, Inc.	11,722	1,246,283
Torchmark Corp.	2,968	237,707
Travelers Companies, Inc. (The)	7,572	927,721
Unum Group	6,196	316,801
Willis Towers Watson PLC	3,682	567,875
Xl Group Ltd.	7,077	279,188
Total		16,212,803
Total Financials		86,498,053
Health Care 14.2%
Biotechnology 3.1%
AbbVie, Inc.	43,744	3,887,092
Alexion Pharmaceuticals, Inc.(a)	6,122	858,855
Amgen, Inc.	20,029	3,734,407
Biogen, Inc.(a)	5,800	1,816,096
Celgene Corp.(a)	21,475	3,131,484
Gilead Sciences, Inc.	35,838	2,903,595
Incyte Corp.(a)	4,690	547,511
Regeneron Pharmaceuticals, Inc.(a)	2,110	943,423
Vertex Pharmaceuticals, Inc.(a)	6,920	1,052,117
Total		18,874,580
Health Care Equipment & Supplies 2.7%
Abbott Laboratories	47,680	2,544,205
Align Technology, Inc.(a)	1,980	368,815
Baxter International, Inc.	13,754	863,063
Becton Dickinson and Co.	6,247	1,224,100
Boston Scientific Corp.(a)	37,655	1,098,396

4	Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Cooper Companies, Inc. (The)	1,340	317,727
CR Bard, Inc.	1,993	638,757
Danaher Corp.	16,781	1,439,474
Dentsply Sirona, Inc.	6,296	376,564
Edwards Lifesciences Corp.(a)	5,794	633,342
Hologic, Inc.(a)	7,700	282,513
IDEXX Laboratories, Inc.(a)	2,400	373,176
Intuitive Surgical, Inc.(a)	1,023	1,069,935
Medtronic PLC	37,179	2,891,411
ResMed, Inc.	3,900	300,144
Stryker Corp.	8,829	1,253,895
Varian Medical Systems, Inc.(a)	2,517	251,851
Zimmer Biomet Holdings, Inc.	5,549	649,732
Total		16,577,100
Health Care Providers & Services 2.7%
Aetna, Inc.	9,099	1,446,832
AmerisourceBergen Corp.	4,446	367,906
Anthem, Inc.	7,208	1,368,655
Cardinal Health, Inc.	8,683	581,066
Centene Corp.(a)	4,730	457,722
CIGNA Corp.	6,912	1,292,129
DaVita, Inc.(a)	4,201	249,497
Envision Healthcare Corp.(a)	3,320	149,234
Express Scripts Holding Co.(a)	15,849	1,003,559
HCA Healthcare, Inc.(a)	7,930	631,149
Henry Schein, Inc.(a)	4,350	356,657
Humana, Inc.	3,967	966,480
Laboratory Corp. of America Holdings(a)	2,798	422,414
McKesson Corp.	5,770	886,330
Patterson Companies, Inc.	2,265	87,542
Quest Diagnostics, Inc.	3,744	350,588
UnitedHealth Group, Inc.	26,532	5,196,292
Universal Health Services, Inc., Class B	2,425	269,030
Total		16,083,082
Health Care Technology 0.1%
Cerner Corp.(a)	8,641	616,276
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 0.8%
Agilent Technologies, Inc.	8,817	566,052
Illumina, Inc.(a)	4,010	798,792
Mettler-Toledo International, Inc.(a)	700	438,312
PerkinElmer, Inc.	3,021	208,358
Quintiles IMS Holdings, Inc.(a)	4,160	395,491
Thermo Fisher Scientific, Inc.	10,979	2,077,227
Waters Corp.(a)	2,187	392,610
Total		4,876,842
Pharmaceuticals 4.8%
Allergan PLC	9,176	1,880,621
Bristol-Myers Squibb Co.	45,004	2,868,555
Eli Lilly & Co.	26,587	2,274,252
Johnson & Johnson	73,658	9,576,277
Merck & Co., Inc.	75,059	4,806,028
Mylan NV(a)	14,721	461,798
Perrigo Co. PLC	3,636	307,787
Pfizer, Inc.	163,777	5,846,839
Zoetis, Inc.	13,470	858,847
Total		28,881,004
Total Health Care		85,908,884
Industrials 10.0%
Aerospace & Defense 2.4%
Arconic, Inc.	10,651	264,997
Boeing Co. (The)	15,247	3,875,940
General Dynamics Corp.	7,639	1,570,426
L3 Technologies, Inc.	2,146	404,371
Lockheed Martin Corp.	6,878	2,134,174
Northrop Grumman Corp.	4,783	1,376,165
Raytheon Co.	7,963	1,485,736
Rockwell Collins, Inc.	4,455	582,313
Textron, Inc.	7,269	391,654
TransDigm Group, Inc.	1,330	340,014
United Technologies Corp.	20,385	2,366,291
Total		14,792,081

Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc.	3,855	293,366
Expeditors International of Washington, Inc.	4,964	297,145
FedEx Corp.	6,771	1,527,402
United Parcel Service, Inc., Class B	18,900	2,269,701
Total		4,387,614
Airlines 0.5%
Alaska Air Group, Inc.	3,390	258,555
American Airlines Group, Inc.	11,900	565,131
Delta Air Lines, Inc.	18,280	881,462
Southwest Airlines Co.	15,110	845,858
United Continental Holdings, Inc.(a)	7,100	432,248
Total		2,983,254
Building Products 0.4%
Allegion PLC	2,609	225,600
AO Smith Corp.	4,020	238,909
Fortune Brands Home & Security, Inc.	4,230	284,383
Johnson Controls International PLC	25,585	1,030,820
Masco Corp.	8,747	341,220
Total		2,120,932
Commercial Services & Supplies 0.3%
Cintas Corp.	2,342	337,904
Republic Services, Inc.	6,285	415,187
Stericycle, Inc.(a)	2,345	167,949
Waste Management, Inc.	11,110	869,580
Total		1,790,620
Construction & Engineering 0.1%
Fluor Corp.	3,844	161,832
Jacobs Engineering Group, Inc.	3,299	192,233
Quanta Services, Inc.(a)	4,148	155,011
Total		509,076
Electrical Equipment 0.5%
Acuity Brands, Inc.	1,160	198,685
AMETEK, Inc.	6,330	418,033
Eaton Corp. PLC	12,206	937,299
Emerson Electric Co.	17,562	1,103,596
Rockwell Automation, Inc.	3,522	627,655
Total		3,285,268
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial Conglomerates 2.1%
3M Co.	16,373	3,436,693
General Electric Co.	237,603	5,745,240
Honeywell International, Inc.	20,919	2,965,059
Roper Technologies, Inc.	2,802	682,007
Total		12,828,999
Machinery 1.6%
Caterpillar, Inc.	16,215	2,022,173
Cummins, Inc.	4,320	725,889
Deere & Co.	8,779	1,102,554
Dover Corp.	4,275	390,692
Flowserve Corp.	3,581	152,515
Fortive Corp.	8,370	592,512
Illinois Tool Works, Inc.	8,500	1,257,660
Ingersoll-Rand PLC	6,964	620,980
PACCAR, Inc.	9,641	697,430
Parker-Hannifin Corp.	3,653	639,348
Pentair PLC	4,533	308,063
Snap-On, Inc.	1,576	234,840
Stanley Black & Decker, Inc.	4,202	634,376
Xylem, Inc.	4,925	308,453
Total		9,687,485
Professional Services 0.3%
Equifax, Inc.	3,305	350,297
IHS Markit Ltd.(a)	9,970	439,478
Nielsen Holdings PLC	9,220	382,169
Robert Half International, Inc.	3,463	174,327
Verisk Analytics, Inc.(a)	4,270	355,221
Total		1,701,492
Road & Rail 0.9%
CSX Corp.	25,060	1,359,756
JB Hunt Transport Services, Inc.	2,340	259,927
Kansas City Southern	2,890	314,085
Norfolk Southern Corp.	7,913	1,046,415
Union Pacific Corp.	21,967	2,547,513
Total		5,527,696

6	Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 0.2%
Fastenal Co.	7,903	360,219
United Rentals, Inc.(a)	2,315	321,183
WW Grainger, Inc.	1,440	258,840
Total		940,242
Total Industrials		60,554,759
Information Technology 22.8%
Communications Equipment 1.0%
Cisco Systems, Inc.	137,221	4,614,742
F5 Networks, Inc.(a)	1,744	210,257
Harris Corp.	3,282	432,174
Juniper Networks, Inc.	10,434	290,378
Motorola Solutions, Inc.	4,461	378,605
Total		5,926,156
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	8,381	709,368
Corning, Inc.	24,791	741,747
FLIR Systems, Inc.	3,765	146,496
TE Connectivity Ltd.	9,695	805,266
Total		2,402,877
Internet Software & Services 4.7%
Akamai Technologies, Inc.(a)	4,702	229,081
Alphabet, Inc., Class A(a)	8,176	7,961,135
Alphabet, Inc., Class C(a)	8,284	7,945,267
eBay, Inc.(a)	27,313	1,050,458
Facebook, Inc., Class A(a)	65,045	11,114,239
VeriSign, Inc.(a)	2,358	250,868
Total		28,551,048
IT Services 3.9%
Accenture PLC, Class A	16,957	2,290,382
Alliance Data Systems Corp.	1,320	292,446
Automatic Data Processing, Inc.	12,195	1,333,158
Cognizant Technology Solutions Corp., Class A	16,204	1,175,438
CSRA, Inc.	4,488	144,828
DXC Technology Co.	7,810	670,723
Fidelity National Information Services, Inc.	9,123	851,997
Fiserv, Inc.(a)	5,775	744,744
Gartner, Inc.(a)	2,490	309,781
Common Stocks (continued)
Issuer	Shares	Value ($)
Global Payments, Inc.	4,180	397,225
International Business Machines Corp.	23,788	3,451,163
MasterCard, Inc., Class A	25,630	3,618,956
Paychex, Inc.	8,781	526,509
PayPal Holdings, Inc.(a)	31,013	1,985,762
Total System Services, Inc.	4,604	301,562
Visa, Inc., Class A	50,204	5,283,469
Western Union Co. (The)	12,737	244,550
Total		23,622,693
Semiconductors & Semiconductor Equipment 3.7%
Advanced Micro Devices, Inc.(a)	22,090	281,648
Analog Devices, Inc.	10,090	869,455
Applied Materials, Inc.	29,264	1,524,362
Broadcom Ltd.	11,156	2,705,776
Intel Corp.	128,955	4,910,606
KLA-Tencor Corp.	4,302	456,012
Lam Research Corp.	4,461	825,463
Microchip Technology, Inc.	6,384	573,156
Micron Technology, Inc.(a)	30,576	1,202,554
NVIDIA Corp.	16,463	2,943,091
Qorvo, Inc.(a)	3,490	246,673
QUALCOMM, Inc.	40,543	2,101,749
Skyworks Solutions, Inc.	5,040	513,576
Texas Instruments, Inc.	27,166	2,435,160
Xilinx, Inc.	6,818	482,919
Total		22,072,200
Software 5.0%
Activision Blizzard, Inc.	20,720	1,336,647
Adobe Systems, Inc.(a)	13,543	2,020,345
ANSYS, Inc.(a)	2,330	285,961
Autodesk, Inc.(a)	6,018	675,581
CA, Inc.	8,668	289,338
Cadence Design Systems, Inc.(a)	7,690	303,524
Citrix Systems, Inc.(a)	3,954	303,746
Electronic Arts, Inc.(a)	8,475	1,000,558
Intuit, Inc.	6,683	949,922
Microsoft Corp.	211,370	15,744,951
Oracle Corp.	82,877	4,007,103
Red Hat, Inc.(a)	4,869	539,777

Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Salesforce.com, Inc.(a)	18,735	1,750,224
Symantec Corp.	16,866	553,373
Synopsys, Inc.(a)	4,120	331,784
Total		30,092,834
Technology Hardware, Storage & Peripherals 4.1%
Apple, Inc.(c)	141,755	21,847,281
Hewlett Packard Enterprise Co.	45,075	663,053
HP, Inc.	45,835	914,867
NetApp, Inc.	7,399	323,780
Seagate Technology PLC	7,901	262,076
Western Digital Corp.	8,095	699,408
Xerox Corp.	5,854	194,880
Total		24,905,345
Total Information Technology		137,573,153
Materials 2.9%
Chemicals 2.2%
Air Products & Chemicals, Inc.	5,982	904,598
Albemarle Corp.	3,030	413,019
CF Industries Holdings, Inc.	6,400	225,024
DowDuPont, Inc.	64,032	4,432,935
Eastman Chemical Co.	3,980	360,150
Ecolab, Inc.	7,151	919,690
FMC Corp.	3,683	328,929
International Flavors & Fragrances, Inc.	2,172	310,401
LyondellBasell Industries NV, Class A	8,910	882,535
Monsanto Co.	12,060	1,445,029
Mosaic Co. (The)	9,632	207,955
PPG Industries, Inc.	7,042	765,184
Praxair, Inc.	7,847	1,096,540
Sherwin-Williams Co. (The)	2,251	805,948
Total		13,097,937
Construction Materials 0.1%
Martin Marietta Materials, Inc.	1,720	354,716
Vulcan Materials Co.	3,627	433,789
Total		788,505
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 0.4%
Avery Dennison Corp.	2,426	238,573
Ball Corp.	9,656	398,793
International Paper Co.	11,333	643,941
Packaging Corp. of America	2,590	297,021
Sealed Air Corp.	5,212	222,656
WestRock Co.	6,971	395,465
Total		2,196,449
Metals & Mining 0.2%
Freeport-McMoRan, Inc.(a)	36,924	518,413
Newmont Mining Corp.	14,629	548,734
Nucor Corp.	8,769	491,415
Total		1,558,562
Total Materials		17,641,453
Real Estate 2.9%
Equity Real Estate Investment Trusts (REITS) 2.9%
Alexandria Real Estate Equities, Inc.	2,570	305,753
American Tower Corp.	11,779	1,609,954
Apartment Investment & Management Co., Class A	4,314	189,212
AvalonBay Communities, Inc.	3,792	676,569
Boston Properties, Inc.	4,233	520,151
Crown Castle International Corp.	11,153	1,115,077
Digital Realty Trust, Inc.	5,620	665,015
Duke Realty Corp.	9,760	281,283
Equinix, Inc.	2,136	953,297
Equity Residential	10,077	664,377
Essex Property Trust, Inc.	1,810	459,794
Extra Space Storage, Inc.	3,460	276,523
Federal Realty Investment Trust	1,980	245,936
GGP, Inc.	17,185	356,932
HCP, Inc.	12,874	358,283
Host Hotels & Resorts, Inc.	20,312	375,569
Iron Mountain, Inc.	7,258	282,336
Kimco Realty Corp.	11,685	228,442
Macerich Co. (The)	2,985	164,085
Mid-America Apartment Communities, Inc.	3,120	333,466
ProLogis, Inc.	14,597	926,326
Public Storage	4,104	878,215

8	Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Realty Income Corp.	7,520	430,069
Regency Centers Corp.	4,060	251,882
SBA Communications Corp.(a)	3,300	475,365
Simon Property Group, Inc.	8,534	1,374,059
SL Green Realty Corp.	2,720	275,590
UDR, Inc.	7,340	279,140
Ventas, Inc.	9,778	636,841
Vornado Realty Trust	4,735	364,027
Welltower, Inc.	10,121	711,304
Weyerhaeuser Co.	20,668	703,332
Total		17,368,204
Real Estate Management & Development —%
CBRE Group, Inc., Class A(a)	8,256	312,737
Total Real Estate		17,680,941
Telecommunication Services 2.2%
Diversified Telecommunication Services 2.2%
AT&T, Inc.	168,498	6,600,067
CenturyLink, Inc.	15,088	285,163
Level 3 Communications, Inc.(a)	8,065	429,784
Verizon Communications, Inc.	111,955	5,540,653
Total		12,855,667
Total Telecommunication Services		12,855,667
Utilities 3.1%
Electric Utilities 1.9%
Alliant Energy Corp.	6,340	263,554
American Electric Power Co., Inc.	13,501	948,310
Duke Energy Corp.	19,206	1,611,768
Edison International	8,940	689,900
Entergy Corp.	4,930	376,455
Eversource Energy	8,695	525,526
Exelon Corp.	26,344	992,378
FirstEnergy Corp.	12,198	376,064
NextEra Energy, Inc.	12,853	1,883,607
PG&E Corp.	14,071	958,094
Pinnacle West Capital Corp.	3,062	258,923
Common Stocks (continued)
Issuer	Shares	Value ($)
PPL Corp.	18,750	711,562
Southern Co. (The)	27,424	1,347,615
Xcel Energy, Inc.	13,933	659,310
Total		11,603,066
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	18,123	199,715
NRG Energy, Inc.	8,252	211,169
Total		410,884
Multi-Utilities 1.0%
Ameren Corp.	6,662	385,330
CenterPoint Energy, Inc.	11,824	345,379
CMS Energy Corp.	7,741	358,563
Consolidated Edison, Inc.	8,503	686,022
Dominion Energy, Inc.	17,634	1,356,584
DTE Energy Co.	4,926	528,855
NiSource, Inc.	8,944	228,877
Public Service Enterprise Group, Inc.	13,888	642,320
SCANA Corp.	3,923	190,226
Sempra Energy	6,888	786,128
WEC Energy Group, Inc.	8,663	543,863
Total		6,052,147
Water Utilities 0.1%
American Water Works Co., Inc.	4,890	395,650
Total Utilities		18,461,747
Total Common Stocks (Cost $388,825,654)		592,192,457

Money Market Funds 1.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(b),(d)	11,538,949	11,538,949
Total Money Market Funds (Cost $11,538,949)		11,538,949
Total Investments (Cost: $400,364,603)		603,731,406
Other Assets & Liabilities, Net		93,442
Net Assets		603,824,848

At September 30, 2017, securities and/or cash totaling $631,892 were pledged as collateral.
Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2017 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	96	12/2017	USD	12,077,280	197,034	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Ameriprise Financial, Inc.	3,135	980	—	4,115	—	140,271	9,055	611,119
Columbia Short-Term Cash Fund, 1.177%	6,973,692	143,934,020	(139,368,763)	11,538,949	(97)	—	96,620	11,538,949
Total	6,976,827	143,935,000	(139,368,763)	11,543,064	(97)	140,271	105,675	12,150,068

(c)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2017.
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
10	Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Index Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	70,176,689	—	—	—	70,176,689
Consumer Staples	48,760,372	—	—	—	48,760,372
Energy	36,080,739	—	—	—	36,080,739
Financials	86,498,053	—	—	—	86,498,053
Health Care	85,908,884	—	—	—	85,908,884
Industrials	60,554,759	—	—	—	60,554,759
Information Technology	137,573,153	—	—	—	137,573,153
Materials	17,641,453	—	—	—	17,641,453
Real Estate	17,680,941	—	—	—	17,680,941
Telecommunication Services	12,855,667	—	—	—	12,855,667
Utilities	18,461,747	—	—	—	18,461,747
Total Common Stocks	592,192,457	—	—	—	592,192,457
Money Market Funds	—	—	—	11,538,949	11,538,949
Total Investments	592,192,457	—	—	11,538,949	603,731,406
Derivatives
Asset
Futures Contracts	197,034	—	—	—	197,034
Total	592,389,491	—	—	11,538,949	603,928,440
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Variable Portfolio – Large Cap Index Fund | Quarterly Report 2017	11

Portfolio of Investments
Columbia Variable Portfolio – Emerging Markets Fund, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 97.4%
Issuer	Shares	Value ($)
Argentina 0.8%
Banco Macro SA, ADR	29,412	3,451,498
MercadoLibre, Inc.	10,284	2,662,836
Total		6,114,334
Brazil 7.1%
AES Tiete Energia SA	695,200	3,130,118
B3 SA - Brasil Bolsa Balcao	612,400	4,615,502
BB Seguridade Participacoes SA	405,200	3,646,244
Embraer SA, ADR	113,923	2,575,799
Fleury SA	867,000	8,064,607
Hypermarcas SA	316,300	3,204,795
Itaú Unibanco Holding SA, ADR	1,098,273	15,046,340
Localiza Rent a Car	135,900	2,481,870
Petroleo Brasileiro SA, ADR(a)	994,106	9,980,824
Raia Drogasil SA	126,400	2,992,030
Total		55,738,129
Canada 1.0%
First Quantum Minerals Ltd.	335,596	3,768,143
Parex Resources(a)	367,719	4,435,320
Total		8,203,463
China 26.2%
AAC Technologies Holdings, Inc.	256,500	4,340,387
Alibaba Group Holding Ltd., ADR(a)	285,690	49,341,520
Baidu, Inc., ADR(a)	49,717	12,314,404
China Animal Healthcare Ltd.(a),(b),(c)	4,603,000	1
China Biologic Products Holdings, Inc.(a)	63,235	5,834,693
China Merchants Bank Co., Ltd., Class H	2,877,000	10,187,610
China Petroleum & Chemical Corp., Class H	5,108,000	3,849,806
CSPC Pharmaceutical Group Ltd.	2,096,000	3,522,534
Ctrip.com International Ltd., ADR(a)	161,007	8,491,509
Industrial & Commercial Bank of China Ltd., Class H	20,644,000	15,431,591
JD.com, Inc., ADR(a)	55,204	2,108,793
Kingdee International Software Group Co., Ltd.(a)	5,676,000	2,508,397
NetEase, Inc., ADR	29,565	7,799,543
New Oriental Education & Technology Group, Inc., ADR	43,844	3,869,671
Nexteer Automotive Group Ltd.	2,894,000	4,989,103
Ping An Insurance Group Co. of China Ltd., Class H	2,126,000	16,422,103
Tencent Holdings Ltd.	934,101	40,839,543
Common Stocks (continued)
Issuer	Shares	Value ($)
Wuliangye Yibin Co., Ltd.	1,407,800	12,159,468
Wuxi Biologics Cayman, Inc.(a)	634,000	3,227,098
Total		207,237,774
Hong Kong 2.5%
AIA Group Ltd.	1,043,200	7,723,124
Galaxy Entertainment Group Ltd.	588,000	4,156,837
Techtronic Industries Co., Ltd.	1,452,000	7,772,681
Total		19,652,642
India 9.6%
Adani Ports & Special Economic Zone	541,357	3,127,858
Bajaj Finance Ltd.	110,674	3,120,916
Bharat Petroleum Corp., Ltd.	1,183,909	8,549,571
Bharti Infratel Ltd.	600,345	3,663,340
Ceat Ltd.	246,392	6,478,876
Dish TV India Ltd.(a)	1,585,437	1,817,411
Eicher Motors Ltd.	18,497	8,852,420
HDFC Bank Ltd., ADR	72,053	6,943,748
Indraprastha Gas Ltd.	326,966	7,376,220
IndusInd Bank Ltd.	118,159	3,046,960
Natco Pharma Ltd.	226,034	2,726,496
Petronet LNG Ltd.	1,305,662	4,625,262
Tejas Networks Ltd.(a)	1,076,913	4,903,623
UPL Ltd.	729,530	8,710,399
Zee Entertainment Enterprises Ltd.	287,522	2,292,903
Total		76,236,003
Indonesia 4.8%
PT Ace Hardware Indonesia Tbk	54,799,200	4,943,279
PT Bank Central Asia Tbk	5,758,600	8,683,572
PT Bank Rakyat Indonesia Persero Tbk	12,310,300	13,976,117
PT Nippon Indosari Corpindo Tbk	22,936,800	2,145,695
PT Pakuwon Jati Tbk	82,295,400	3,733,528
PT Sumber Alfaria Trijaya Tbk	11,644,300	600,846
PT Telekomunikasi Indonesia Persero Tbk	10,473,500	3,642,468
Total		37,725,505
Kenya 0.2%
Safaricom Ltd.	6,558,300	1,573,611

Columbia Variable Portfolio – Emerging Markets Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Mexico 1.9%
Controladora Vuela Cia de Aviacion SAB de CV, ADR(a)	355,647	4,221,530
Gentera SAB de CV	3,123,440	5,059,939
Grupo Financiero Banorte SAB de CV, Class O	821,400	5,655,075
Total		14,936,544
Peru 1.2%
Credicorp Ltd.	44,493	9,121,955
Philippines 0.6%
Robinsons Retail Holdings, Inc.	1,022,330	1,992,356
Security Bank Corp.	592,200	2,838,368
Total		4,830,724
Poland 1.4%
Dino Polska SA(a)	259,752	4,723,087
KRUK SA	78,535	6,315,729
Total		11,038,816
Russian Federation 8.8%
Aeroflot PJSC	1,408,000	4,499,680
Detsky Mir PJSC	1,723,051	3,074,311
Lukoil PJSC, ADR	146,657	7,775,754
Magnit PJSC	19,719	3,460,075
Mail.ru Group Ltd., GDR(a),(d)	127,253	4,194,259
Mobile Telesystems PJSC, ADR	274,230	2,862,961
Sberbank of Russia PJSC, ADR	1,157,389	16,475,432
X5 Retail Group NV GDR, Registered Shares(a)	374,789	16,824,278
Yandex NV, Class A(a)	309,871	10,210,250
Total		69,377,000
South Africa 5.9%
Aspen Pharmacare Holdings Ltd.	144,530	3,240,909
AVI Ltd.	573,847	4,149,543
Clicks Group Ltd.	253,262	2,956,181
FirstRand Ltd.	1,716,333	6,595,942
Naspers Ltd., Class N	139,116	30,004,153
Novus Holdings Ltd.(e),(f)	0	0
Total		46,946,728
Common Stocks (continued)
Issuer	Shares	Value ($)
South Korea 11.9%
KB Financial Group, Inc.	168,569	8,293,448
LIG Nex1 Co., Ltd.	26,254	1,668,740
Lotte Chemical Corp.	9,379	3,105,379
NAVER Corp.	6,234	4,067,259
Osstem Implant Co., Ltd.(a)	56,058	3,423,240
POSCO	21,344	5,931,166
Samsung Electronics Co., Ltd.	18,753	42,198,447
SK Hynix, Inc.	261,082	19,040,796
SK Innovation Co., Ltd.	35,331	6,157,986
Total		93,886,461
Taiwan 7.8%
Cathay Financial Holding Co., Ltd.	1,999,000	3,185,609
Elite Material Co., Ltd.	1,392,000	6,629,062
eMemory Technology, Inc.	247,000	3,167,363
Hon Hai Precision Industry Co., Ltd.	982,000	3,410,396
MediaTek, Inc.	455,000	4,281,504
Silergy Corp.	90,000	2,066,578
Taiwan Paiho., Ltd.	1,273,000	5,866,680
Taiwan Semiconductor Manufacturing Co., Ltd.	3,724,838	26,679,004
United Microelectronics Corp.	5,871,000	2,941,486
Voltronic Power Technology Corp.	194,952	3,502,146
Total		61,729,828
Thailand 3.9%
Kasikornbank PCL, Foreign Registered Shares	1,202,600	7,727,743
Mega Lifesciences PCL, Foreign Registered Shares	2,093,100	2,373,371
Muangthai Leasing PCL, Foreign Registered Shares	5,053,000	5,349,395
PTG Energy PCL, Foreign Registered Shares	6,337,527	4,337,124
Siam Commercial Bank PCL (The), Foreign Registered Shares	1,091,900	5,020,378
Srisawad Corp., PCL, Foreign Registered Shares	3,209,060	5,782,463
Total		30,590,474
United Kingdom 0.3%
Randgold Resources Ltd.	25,128	2,463,071

2	Columbia Variable Portfolio – Emerging Markets Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
United States 1.1%
Atento SA(a)	120,582	1,398,751
Luxoft Holding, Inc.(a)	57,446	2,745,919
Universal Display Corp.	36,923	4,757,529
Total		8,902,199
Virgin Islands 0.4%
Despegar.com Corp.(a)	108,575	3,474,400
Total Common Stocks (Cost $554,262,537)		769,779,661

Preferred Stocks 0.8%
Issuer	Coupon Rate	Shares	Value ($)
South Korea 0.8%
Samsung Electronics Co., Ltd.	—	3,314	5,994,497
Total Preferred Stocks (Cost $3,435,042)			5,994,497
Money Market Funds 2.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(g),(h)	16,760,402	16,760,402
Total Money Market Funds (Cost $16,760,402)		16,760,402
Total Investments (Cost $574,457,981)		792,534,560
Other Assets & Liabilities, Net		(2,139,620)
Net Assets		$790,394,940

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2017, the value of these securities amounted to $1, which represents less than 0.01% of net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2017, the value of these securities amounted to $4,194,259, which represents 0.53% of net assets.
(e)	Represents fractional shares.
(f)	Negligible market value.
(g)	The rate shown is the seven-day current annualized yield at September 30, 2017.
(h)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	8,164,933	167,089,201	(158,493,732)	16,760,402	192	—	118,078	16,760,402
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Emerging Markets Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Fund, September 30, 2017 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Argentina	6,114,334	—	—	—	6,114,334
Brazil	55,738,129	—	—	—	55,738,129
Canada	8,203,463	—	—	—	8,203,463
China	89,760,133	117,477,640	1	—	207,237,774
Hong Kong	—	19,652,642	—	—	19,652,642
4	Columbia Variable Portfolio – Emerging Markets Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
India	6,943,748	69,292,255	—	—	76,236,003
Indonesia	—	37,725,505	—	—	37,725,505
Kenya	—	1,573,611	—	—	1,573,611
Mexico	14,936,544	—	—	—	14,936,544
Peru	9,121,955	—	—	—	9,121,955
Philippines	—	4,830,724	—	—	4,830,724
Poland	—	11,038,816	—	—	11,038,816
Russian Federation	20,848,965	48,528,035	—	—	69,377,000
South Africa	—	46,946,728	—	—	46,946,728
South Korea	—	93,886,461	—	—	93,886,461
Taiwan	—	61,729,828	—	—	61,729,828
Thailand	—	30,590,474	—	—	30,590,474
United Kingdom	—	2,463,071	—	—	2,463,071
United States	8,902,199	—	—	—	8,902,199
Virgin Islands	3,474,400	—	—	—	3,474,400
Total Common Stocks	224,043,870	545,735,790	1	—	769,779,661
Preferred Stocks
South Korea	—	5,994,497	—	—	5,994,497
Total Preferred Stocks	—	5,994,497	—	—	5,994,497
Money Market Funds	—	—	—	16,760,402	16,760,402
Total Investments	224,043,870	551,730,287	1	16,760,402	792,534,560
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.
Columbia Variable Portfolio – Emerging Markets Fund | Quarterly Report 2017	5

Portfolio of Investments
Columbia Variable Portfolio – Mid Cap Growth Fund, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 96.2%
Issuer	Shares	Value ($)
Consumer Discretionary 15.7%
Auto Components 1.3%
Delphi Automotive PLC	63,659	6,264,046
Automobiles 0.9%
Thor Industries, Inc.	34,593	4,355,605
Diversified Consumer Services 0.6%
Service Corp. International	82,343	2,840,833
Hotels, Restaurants & Leisure 4.0%
Aramark	85,270	3,462,815
Domino’s Pizza, Inc.	17,749	3,524,064
Extended Stay America, Inc.	128,090	2,561,800
Six Flags Entertainment Corp.	38,752	2,361,547
Vail Resorts, Inc.	14,336	3,270,328
Yum China Holdings, Inc.(a)	85,067	3,400,128
Total		18,580,682
Household Durables 2.5%
D.R. Horton, Inc.	128,203	5,119,146
Mohawk Industries, Inc.(a)	26,562	6,574,360
Total		11,693,506
Internet & Direct Marketing Retail 1.2%
Expedia, Inc.	28,842	4,151,518
Liberty Interactive Corp., Class A(a)	57,797	1,362,275
Total		5,513,793
Media 0.8%
Interpublic Group of Companies, Inc. (The)	175,656	3,651,888
Multiline Retail 0.8%
Dollar General Corp.	45,642	3,699,284
Specialty Retail 3.1%
Burlington Stores, Inc.(a)	16,210	1,547,407
O’Reilly Automotive, Inc.(a)	22,419	4,828,380
Ross Stores, Inc.	103,849	6,705,530
Ulta Beauty, Inc.(a)	7,485	1,692,059
Total		14,773,376
Textiles, Apparel & Luxury Goods 0.5%
PVH Corp.	18,690	2,356,061
Total Consumer Discretionary		73,729,074
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 2.2%
Food & Staples Retailing 0.8%
SYSCO Corp.	65,203	3,517,702
Food Products 1.4%
Blue Buffalo Pet Products, Inc.(a)	100,349	2,844,894
Lamb Weston Holdings, Inc.	82,012	3,845,543
Total		6,690,437
Total Consumer Staples		10,208,139
Energy 2.9%
Energy Equipment & Services 0.7%
Patterson-UTI Energy, Inc.	162,915	3,411,440
Oil, Gas & Consumable Fuels 2.2%
Concho Resources, Inc.(a)	53,620	7,062,826
ONEOK, Inc.	55,700	3,086,337
Total		10,149,163
Total Energy		13,560,603
Financials 5.8%
Banks 1.9%
Citizens Financial Group, Inc.	78,678	2,979,536
East West Bancorp, Inc.	47,672	2,849,832
First Republic Bank	29,626	3,094,732
Total		8,924,100
Capital Markets 1.9%
S&P Global, Inc.	35,991	5,625,753
TD Ameritrade Holding Corp.	67,943	3,315,619
Total		8,941,372
Consumer Finance 1.0%
Ally Financial, Inc.	85,425	2,072,410
SLM Corp.(a)	231,470	2,654,961
Total		4,727,371
Insurance 1.0%
Progressive Corp. (The)	93,982	4,550,608
Total Financials		27,143,451

Columbia Variable Portfolio – Mid Cap Growth Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Mid Cap Growth Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 15.1%
Biotechnology 3.0%
ACADIA Pharmaceuticals, Inc.(a)	35,993	1,355,856
Alexion Pharmaceuticals, Inc.(a)	10,116	1,419,174
BioMarin Pharmaceutical, Inc.(a)	44,134	4,107,551
Incyte Corp.(a)	26,275	3,067,343
Intercept Pharmaceuticals, Inc.(a)	11,244	652,602
Juno Therapeutics, Inc.(a)	25,132	1,127,422
Loxo Oncology, Inc.(a)	5,987	551,522
TESARO, Inc.(a)	14,818	1,913,004
Total		14,194,474
Health Care Equipment & Supplies 6.2%
ABIOMED, Inc.(a)	13,306	2,243,392
Align Technology, Inc.(a)	10,621	1,978,374
Cooper Companies, Inc. (The)	13,837	3,280,891
Dentsply Sirona, Inc.	42,239	2,526,315
Edwards Lifesciences Corp.(a)	58,927	6,441,310
IDEXX Laboratories, Inc.(a)	14,929	2,321,310
Teleflex, Inc.	17,356	4,199,631
West Pharmaceutical Services, Inc.	34,747	3,344,746
Zimmer Biomet Holdings, Inc.	23,785	2,784,986
Total		29,120,955
Health Care Providers & Services 1.9%
Henry Schein, Inc.(a)	70,564	5,785,542
WellCare Health Plans, Inc.(a)	19,715	3,385,854
Total		9,171,396
Health Care Technology 0.6%
Veeva Systems Inc., Class A(a)	53,650	3,026,397
Life Sciences Tools & Services 3.0%
Agilent Technologies, Inc.	87,230	5,600,166
Illumina, Inc.(a)	22,387	4,459,490
Mettler-Toledo International, Inc.(a)	6,143	3,846,501
Total		13,906,157
Pharmaceuticals 0.4%
Jazz Pharmaceuticals PLC(a)	12,849	1,879,166
Total Health Care		71,298,545
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 15.9%
Aerospace & Defense 2.4%
L3 Technologies, Inc.	16,643	3,136,040
Spirit AeroSystems Holdings, Inc., Class A	70,873	5,508,250
Textron, Inc.	46,851	2,524,332
Total		11,168,622
Airlines 1.1%
Alaska Air Group, Inc.	69,619	5,309,841
Building Products 1.6%
Lennox International, Inc.	22,481	4,023,424
Masco Corp.	84,896	3,311,793
Total		7,335,217
Commercial Services & Supplies 0.7%
KAR Auction Services, Inc.	73,824	3,524,358
Electrical Equipment 1.9%
AMETEK, Inc.	64,537	4,262,023
Rockwell Automation, Inc.	25,189	4,488,932
Total		8,750,955
Industrial Conglomerates 0.9%
Roper Technologies, Inc.	18,505	4,504,117
Machinery 4.5%
Cummins, Inc.	17,532	2,945,902
Fortive Corp.	50,804	3,596,415
Ingersoll-Rand PLC	62,032	5,531,394
Snap-On, Inc.	38,359	5,715,875
Xylem, Inc.	54,034	3,384,149
Total		21,173,735
Professional Services 1.3%
Equifax, Inc.	18,831	1,995,898
IHS Markit Ltd.(a)	98,815	4,355,765
Total		6,351,663
Road & Rail 0.5%
JB Hunt Transport Services, Inc.	22,000	2,443,760
Trading Companies & Distributors 1.0%
United Rentals, Inc.(a)	32,554	4,516,542
Total Industrials		75,078,810

2	Columbia Variable Portfolio – Mid Cap Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Mid Cap Growth Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 27.8%
Communications Equipment 1.1%
Palo Alto Networks, Inc.(a)	35,582	5,127,366
Electronic Equipment, Instruments & Components 1.6%
Amphenol Corp., Class A	49,085	4,154,554
Coherent, Inc.(a)	14,382	3,382,215
Total		7,536,769
Internet Software & Services 2.6%
CoStar Group, Inc.(a)	15,195	4,076,059
GoDaddy, Inc., Class A(a)	85,219	3,707,878
LogMeIn, Inc.	39,939	4,395,287
Total		12,179,224
IT Services 9.5%
Booz Allen Hamilton Holdings Corp.	71,185	2,661,607
DXC Technology Co.	70,123	6,022,163
Fidelity National Information Services, Inc.	62,045	5,794,383
Fiserv, Inc.(a)	48,969	6,315,042
FleetCor Technologies, Inc.(a)	52,400	8,109,948
Gartner, Inc.(a)	29,770	3,703,686
Global Payments, Inc.	48,783	4,635,848
Total System Services, Inc.	53,051	3,474,841
Vantiv, Inc., Class A(a)	54,046	3,808,622
Total		44,526,140
Semiconductors & Semiconductor Equipment 6.1%
Lam Research Corp.	46,597	8,622,309
MACOM Technology Solutions Holdings, Inc.(a)	102,328	4,564,852
Microchip Technology, Inc.	93,517	8,395,956
ON Semiconductor Corp.(a)	145,139	2,680,717
Skyworks Solutions, Inc.	18,595	1,894,831
Xilinx, Inc.	33,544	2,375,922
Total		28,534,587
Software 6.9%
Autodesk, Inc.(a)	47,968	5,384,888
Electronic Arts, Inc.(a)	51,907	6,128,140
Fortinet, Inc.(a)	71,687	2,569,262
PTC, Inc.(a)	53,873	3,031,973
Red Hat, Inc.(a)	52,613	5,832,677
ServiceNow, Inc.(a)	28,204	3,314,816
Common Stocks (continued)
Issuer	Shares	Value ($)
Tableau Software, Inc., Class A(a)	34,892	2,613,062
Take-Two Interactive Software, Inc.(a)	16,291	1,665,429
Workday, Inc., Class A(a)	20,997	2,212,874
Total		32,753,121
Total Information Technology		130,657,207
Materials 7.8%
Chemicals 2.9%
Air Products & Chemicals, Inc.	16,010	2,421,032
Eastman Chemical Co.	28,446	2,574,078
Sherwin-Williams Co. (The)	6,768	2,423,215
Westlake Chemical Corp.	72,574	6,030,174
Total		13,448,499
Construction Materials 1.8%
Eagle Materials, Inc.	22,110	2,359,137
Martin Marietta Materials, Inc.	30,801	6,352,090
Total		8,711,227
Containers & Packaging 3.1%
Berry Global Group, Inc.(a)	85,635	4,851,223
International Paper Co.	113,214	6,432,820
WestRock Co.	55,500	3,148,515
Total		14,432,558
Total Materials		36,592,284
Real Estate 3.0%
Equity Real Estate Investment Trusts (REITS) 3.0%
CyrusOne, Inc.	51,253	3,020,339
Equinix, Inc.	10,928	4,877,166
Equity LifeStyle Properties, Inc.	27,245	2,318,005
SBA Communications Corp.(a)	27,716	3,992,490
Total		14,208,000
Total Real Estate		14,208,000
Total Common Stocks (Cost $391,330,839)		452,476,113

Columbia Variable Portfolio – Mid Cap Growth Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Mid Cap Growth Fund, September 30, 2017 (Unaudited)
Money Market Funds 5.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(b),(c)	23,304,142	23,304,142
Total Money Market Funds (Cost $23,304,142)		23,304,142
Total Investments (Cost: $414,634,981)		475,780,255
Other Assets & Liabilities, Net		(5,648,798)
Net Assets		470,131,457
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	14,422,299	149,191,974	(140,310,131)	23,304,142	115	—	118,974	23,304,142
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
4	Columbia Variable Portfolio – Mid Cap Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Mid Cap Growth Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	73,729,074	—	—	—	73,729,074
Consumer Staples	10,208,139	—	—	—	10,208,139
Energy	13,560,603	—	—	—	13,560,603
Financials	27,143,451	—	—	—	27,143,451
Health Care	71,298,545	—	—	—	71,298,545
Industrials	75,078,810	—	—	—	75,078,810
Information Technology	130,657,207	—	—	—	130,657,207
Materials	36,592,284	—	—	—	36,592,284
Real Estate	14,208,000	—	—	—	14,208,000
Total Common Stocks	452,476,113	—	—	—	452,476,113
Money Market Funds	—	—	—	23,304,142	23,304,142
Total Investments	452,476,113	—	—	23,304,142	475,780,255
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
Columbia Variable Portfolio – Mid Cap Growth Fund | Quarterly Report 2017	5

Portfolio of Investments
Columbia Variable Portfolio – Select Large-Cap Value Fund, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 99.1%
Issuer	Shares	Value ($)
Consumer Discretionary 2.6%
Specialty Retail 2.6%
Lowe’s Companies, Inc.	422,951	33,810,703
Total Consumer Discretionary		33,810,703
Consumer Staples 9.8%
Food & Staples Retailing 0.8%
Costco Wholesale Corp.	66,238	10,882,241
Food Products 3.7%
Tyson Foods, Inc., Class A	686,558	48,368,011
Tobacco 5.3%
Altria Group, Inc.	555,124	35,205,964
Philip Morris International, Inc.	317,214	35,213,926
Total		70,419,890
Total Consumer Staples		129,670,142
Energy 14.2%
Energy Equipment & Services 2.3%
Halliburton Co.	655,575	30,176,117
Oil, Gas & Consumable Fuels 11.9%
Anadarko Petroleum Corp.	627,869	30,671,401
Chevron Corp.	317,214	37,272,645
Marathon Oil Corp.	118,440	1,606,046
Marathon Petroleum Corp.	502,255	28,166,461
Valero Energy Corp.	317,214	24,403,273
Williams Companies, Inc. (The)	1,163,116	34,905,111
Total		157,024,937
Total Energy		187,201,054
Financials 26.3%
Banks 14.4%
Bank of America Corp.	2,009,019	50,908,542
Citigroup, Inc.	740,165	53,839,602
JPMorgan Chase & Co.	475,820	45,445,568
Wells Fargo & Co.	710,558	39,187,274
Total		189,380,986
Capital Markets 3.2%
Morgan Stanley	872,337	42,020,473
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 8.7%
American International Group, Inc.	581,141	35,676,246
MetLife, Inc.	634,427	32,958,483
Unum Group	898,772	45,954,212
Total		114,588,941
Total Financials		345,990,400
Health Care 9.8%
Health Care Equipment & Supplies 2.0%
Baxter International, Inc.	422,951	26,540,175
Health Care Providers & Services 5.2%
Express Scripts Holding Co.(a)	306,640	19,416,445
Humana, Inc.	200,902	48,945,754
Total		68,362,199
Pharmaceuticals 2.6%
Bristol-Myers Squibb Co.	528,689	33,698,637
Total Health Care		128,601,011
Industrials 8.8%
Aerospace & Defense 1.9%
United Technologies Corp.	211,476	24,548,134
Industrial Conglomerates 2.8%
Honeywell International, Inc.	264,345	37,468,260
Road & Rail 4.1%
CSX Corp.	634,427	34,424,009
Union Pacific Corp.	169,181	19,619,921
Total		54,043,930
Total Industrials		116,060,324
Information Technology 13.8%
Communications Equipment 1.7%
Juniper Networks, Inc.	796,206	22,158,413
Electronic Equipment, Instruments & Components 2.3%
Corning, Inc.	1,021,760	30,571,059
IT Services 3.3%
Teradata Corp.(a)	1,268,854	42,874,577

Columbia Variable Portfolio – Select Large-Cap Value Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Large-Cap Value Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 6.5%
Applied Materials, Inc.	887,141	46,211,175
QUALCOMM, Inc.	766,599	39,740,492
Total		85,951,667
Total Information Technology		181,555,716
Materials 3.8%
Chemicals 3.8%
FMC Corp.	555,124	49,578,124
Total Materials		49,578,124
Telecommunication Services 3.5%
Diversified Telecommunication Services 3.5%
Verizon Communications, Inc.	925,206	45,788,445
Total Telecommunication Services		45,788,445
Utilities 6.5%
Electric Utilities 4.1%
NextEra Energy, Inc.	370,082	54,235,517
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers 2.4%
AES Corp. (The)	2,880,150	31,739,253
Total Utilities		85,974,770
Total Common Stocks (Cost $912,909,634)		1,304,230,689

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(b),(c)	12,712,541	12,712,541
Total Money Market Funds (Cost $12,712,249)		12,712,541
Total Investments (Cost: $925,621,883)		1,316,943,230
Other Assets & Liabilities, Net		(945,959)
Net Assets		1,315,997,271

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	45,941,181	139,799,475	(173,028,115)	12,712,541	(6,290)	401	242,712	12,712,541
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
2	Columbia Variable Portfolio – Select Large-Cap Value Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Large-Cap Value Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	33,810,703	—	—	—	33,810,703
Consumer Staples	129,670,142	—	—	—	129,670,142
Energy	187,201,054	—	—	—	187,201,054
Financials	345,990,400	—	—	—	345,990,400
Health Care	128,601,011	—	—	—	128,601,011
Industrials	116,060,324	—	—	—	116,060,324
Information Technology	181,555,716	—	—	—	181,555,716
Materials	49,578,124	—	—	—	49,578,124
Telecommunication Services	45,788,445	—	—	—	45,788,445
Utilities	85,974,770	—	—	—	85,974,770
Total Common Stocks	1,304,230,689	—	—	—	1,304,230,689
Money Market Funds	—	—	—	12,712,541	12,712,541
Total Investments	1,304,230,689	—	—	12,712,541	1,316,943,230
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
Columbia Variable Portfolio – Select Large-Cap Value Fund | Quarterly Report 2017	3

Portfolio of Investments
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks —%
Issuer	Shares	Value ($)
Consumer Discretionary —%
Media —%
Haights Cross Communications, Inc.(a),(b),(c),(d)	27,056	0
Loral Space & Communications, Inc.(b)	6	297
Ziff Davis Holdings, Inc.(a),(b),(d)	553	5
Total		302
Total Consumer Discretionary		302
Industrials —%
Commercial Services & Supplies —%
Quad/Graphics, Inc.	1,106	25,007
Total Industrials		25,007
Utilities —%
Independent Power and Renewable Electricity Producers —%
Calpine Corp. Escrow(a),(b),(c),(d)	6,049,000	0
Total Utilities		0
Total Common Stocks (Cost $308,127)		25,309

Convertible Bonds —%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines —%
At Home Corp.(a),(c),(d),(e)
Subordinated
06/12/2015	0.000%	296,351	—
Total Convertible Bonds (Cost $—)			—

Corporate Bonds & Notes 90.7%

Aerospace & Defense 1.4%
Bombardier, Inc.(f)
12/01/2021	8.750%	786,000	842,884
TransDigm, Inc.
05/15/2025	6.500%	728,000	750,098
06/15/2026	6.375%	3,414,000	3,497,605
Total			5,090,587
Automotive 0.4%
Delphi Jersey Holdings PLC(f)
10/01/2025	5.000%	819,000	834,537
Gates Global LLC/Co.(f)
07/15/2022	6.000%	161,000	165,417
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
IHO Verwaltungs GmbH PIK(f)
09/15/2023	4.500%	200,000	203,916
09/15/2026	4.750%	452,000	460,634
Lear Corp. Escrow Bond(a),(c),(d)
12/01/2017	8.750%	595,000	0
Total			1,664,504
Banking 0.7%
Ally Financial, Inc.
11/01/2031	8.000%	2,065,000	2,666,991
Brokerage/Asset Managers/Exchanges 0.1%
VFH Parent LLC/Orchestra Co-Issuer, Inc.(f)
06/15/2022	6.750%	260,000	270,412
Building Materials 1.2%
American Builders & Contractors Supply Co., Inc.(f)
04/15/2021	5.625%	725,000	743,214
12/15/2023	5.750%	397,000	422,635
Beacon Roofing Supply, Inc.
10/01/2023	6.375%	592,000	630,402
CD&R Waterworks Merger Sub LLC(f)
08/15/2025	6.125%	410,000	420,415
HD Supply, Inc.(f)
04/15/2024	5.750%	603,000	645,055
US Concrete, Inc.
06/01/2024	6.375%	519,000	560,010
USG Corp.(f)
06/01/2027	4.875%	882,000	916,888
Total			4,338,619
Cable and Satellite 9.5%
Altice US Finance I Corp.(f)
07/15/2023	5.375%	3,279,000	3,466,064
05/15/2026	5.500%	614,000	648,401
CCO Holdings LLC/Capital Corp.(f)
05/01/2025	5.375%	913,000	945,881
05/01/2027	5.125%	4,765,000	4,827,603
CSC Holdings LLC(f)
10/15/2025	6.625%	3,854,000	4,219,309
04/15/2027	5.500%	1,154,000	1,199,848
DISH DBS Corp.
11/15/2024	5.875%	1,905,000	1,996,570
07/01/2026	7.750%	2,730,000	3,129,467
Hughes Satellite Systems Corp.
06/15/2019	6.500%	1,640,000	1,747,592
Quebecor Media, Inc. Escrow Bond(a),(d),(f)
01/15/2049	9.750%	1,855,000	38,769

Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sirius XM Radio, Inc.(f)
07/15/2026	5.375%	1,581,000	1,661,315
08/01/2027	5.000%	1,426,000	1,456,204
Unitymedia Hessen GmbH & Co. KG NRW(f)
01/15/2025	5.000%	2,710,000	2,851,887
Videotron Ltd.(f)
04/15/2027	5.125%	776,000	805,503
Virgin Media Secured Finance PLC(f)
01/15/2026	5.250%	3,741,000	3,903,932
Ziggo Bond Finance BV(f)
01/15/2027	6.000%	751,000	777,977
Ziggo Secured Finance BV(f)
01/15/2027	5.500%	2,121,000	2,174,956
Total			35,851,278
Chemicals 2.5%
Angus Chemical Co.(f)
02/15/2023	8.750%	944,000	962,055
Axalta Coating Systems LLC(f)
08/15/2024	4.875%	653,000	680,832
Chemours Co. (The)
05/15/2023	6.625%	1,834,000	1,951,283
05/15/2025	7.000%	7,000	7,758
05/15/2027	5.375%	298,000	308,900
INEOS Group Holdings SA(f)
08/01/2024	5.625%	1,072,000	1,114,163
Koppers, Inc.(f)
02/15/2025	6.000%	289,000	309,028
Platform Specialty Products Corp.(f)
05/01/2021	10.375%	580,000	632,031
02/01/2022	6.500%	785,000	812,677
PQ Corp.(f)
11/15/2022	6.750%	1,505,000	1,628,532
SPCM SA(f)
09/15/2025	4.875%	597,000	617,065
Tronox Finance PLC(f)
10/01/2025	5.750%	192,000	196,802
Venator Finance SARL/Materials LLC(f)
07/15/2025	5.750%	178,000	185,149
Total			9,406,275
Construction Machinery 1.8%
Ashtead Capital, Inc.(f)
08/15/2025	4.125%	350,000	360,500
08/15/2027	4.375%	989,000	1,017,962
H&E Equipment Services, Inc.(f)
09/01/2025	5.625%	361,000	380,728
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ritchie Bros. Auctioneers, Inc.(f)
01/15/2025	5.375%	251,000	265,186
United Rentals North America, Inc.
10/15/2025	4.625%	704,000	712,719
09/15/2026	5.875%	1,908,000	2,072,128
05/15/2027	5.500%	642,000	684,347
01/15/2028	4.875%	968,000	972,719
01/15/2028	4.875%	352,000	353,782
Total			6,820,071
Consumer Cyclical Services 2.2%
APX Group, Inc.
12/01/2022	7.875%	4,246,000	4,612,260
IHS Markit Ltd.(f)
11/01/2022	5.000%	899,000	970,278
02/15/2025	4.750%	1,273,000	1,364,203
Interval Acquisition Corp.
04/15/2023	5.625%	1,254,000	1,298,728
Total			8,245,469
Consumer Products 2.0%
American Greetings Corp.(f)
02/15/2025	7.875%	122,000	132,163
Prestige Brands, Inc.(f)
03/01/2024	6.375%	1,206,000	1,299,034
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	1,399,000	1,493,817
12/15/2026	5.250%	184,000	194,227
Spectrum Brands, Inc.
07/15/2025	5.750%	1,269,000	1,357,626
Springs Industries, Inc.
06/01/2021	6.250%	1,434,000	1,479,160
Tempur Sealy International, Inc.
06/15/2026	5.500%	517,000	529,449
Valvoline, Inc.(f)
07/15/2024	5.500%	128,000	136,497
08/15/2025	4.375%	795,000	808,630
Total			7,430,603
Diversified Manufacturing 1.0%
Entegris, Inc.(f)
04/01/2022	6.000%	1,288,000	1,343,150
SPX FLOW, Inc.(f)
08/15/2024	5.625%	230,000	240,338
08/15/2026	5.875%	852,000	901,318
TriMas Corp.(f)
10/15/2025	4.875%	126,000	127,071
WESCO Distribution, Inc.
06/15/2024	5.375%	501,000	527,669

2	Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Zekelman Industries, Inc.(f)
06/15/2023	9.875%	409,000	462,106
Total			3,601,652
Electric 2.9%
AES Corp.
09/01/2027	5.125%	1,131,000	1,158,566
Calpine Corp.
01/15/2025	5.750%	1,018,000	961,792
Dynegy, Inc.
11/01/2024	7.625%	815,000	844,330
Dynegy, Inc.(f)
01/30/2026	8.125%	258,000	266,424
NextEra Energy Operating Partners LP(f)
09/15/2024	4.250%	346,000	354,074
09/15/2027	4.500%	577,000	588,106
NRG Energy, Inc.
05/01/2024	6.250%	400,000	417,698
01/15/2027	6.625%	1,161,000	1,218,369
NRG Yield Operating LLC
08/15/2024	5.375%	3,178,000	3,333,821
09/15/2026	5.000%	606,000	629,639
Pattern Energy Group, Inc.(f)
02/01/2024	5.875%	963,000	1,014,966
Total			10,787,785
Finance Companies 2.7%
Aircastle Ltd.
02/15/2022	5.500%	775,000	848,476
04/01/2023	5.000%	454,000	486,422
iStar, Inc.
04/01/2022	6.000%	672,000	695,220
09/15/2022	5.250%	864,000	877,003
Navient Corp.
06/15/2022	6.500%	469,000	497,624
10/25/2024	5.875%	2,003,000	2,036,494
OneMain Financial Holdings LLC(f)
12/15/2021	7.250%	2,058,000	2,146,424
Park Aerospace Holdings Ltd.(f)
08/15/2022	5.250%	386,000	401,729
02/15/2024	5.500%	410,000	431,066
Provident Funding Associates LP/Finance Corp.(f)
06/15/2025	6.375%	607,000	638,633
Quicken Loans, Inc.(f)
05/01/2025	5.750%	761,000	801,772
Springleaf Finance Corp.
05/15/2022	6.125%	357,000	377,202
Total			10,238,065
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 2.4%
B&G Foods, Inc.
04/01/2025	5.250%	1,543,000	1,573,142
FAGE International SA/USA Dairy Industry, Inc.(f)
08/15/2026	5.625%	727,000	757,828
Lamb Weston Holdings, Inc.(f)
11/01/2024	4.625%	352,000	368,200
11/01/2026	4.875%	1,264,000	1,325,682
Pinnacle Foods Finance LLC/Corp.
01/15/2024	5.875%	180,000	191,639
Post Holdings, Inc.(f)
03/01/2025	5.500%	368,000	382,221
08/15/2026	5.000%	1,366,000	1,363,854
03/01/2027	5.750%	3,000,000	3,091,188
Total			9,053,754
Gaming 5.6%
Boyd Gaming Corp.
05/15/2023	6.875%	824,000	882,500
CRC Escrow Issuer LLC/Finco, Inc.(f),(g)
10/15/2025	5.250%	504,000	504,000
Eldorado Resorts, Inc.
04/01/2025	6.000%	944,000	991,408
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%	1,419,000	1,549,491
International Game Technology PLC(f)
02/15/2025	6.500%	2,688,000	3,022,258
Jack Ohio Finance LLC/1 Corp.(f)
11/15/2021	6.750%	1,083,000	1,134,707
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
09/01/2026	4.500%	383,000	388,393
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(f)
01/15/2028	4.500%	1,413,000	1,422,358
MGM Resorts International
12/15/2021	6.625%	2,434,000	2,743,790
Penn National Gaming, Inc.(f)
01/15/2027	5.625%	716,000	742,376
Rivers Pittsburgh Borrower LP/Finance Corp.(f)
08/15/2021	6.125%	554,000	560,326
Scientific Games International, Inc.(f)
01/01/2022	7.000%	3,979,000	4,218,520
Seminole Tribe of Florida, Inc.(f)
10/01/2020	7.804%	735,000	753,882
Tunica-Biloxi Gaming Authority(e),(f)
11/15/2016	0.000%	4,284,000	1,499,400

Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wynn Las Vegas LLC/Capital Corp.(f)
05/15/2027	5.250%	577,000	586,946
Total			21,000,355
Health Care 7.0%
Acadia Healthcare Co., Inc.
03/01/2024	6.500%	1,063,000	1,142,792
Avantor, Inc.(f),(g)
10/01/2024	6.000%	580,000	593,272
Change Healthcare Holdings LLC/Finance, Inc.(f)
03/01/2025	5.750%	929,000	947,375
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	2,523,000	2,486,283
DaVita, Inc.
05/01/2025	5.000%	1,530,000	1,509,989
Envision Healthcare Corp.(f)
12/01/2024	6.250%	817,000	875,272
Fresenius Medical Care US Finance II, Inc.(f)
10/15/2024	4.750%	2,295,000	2,495,370
HCA, Inc.
05/01/2023	4.750%	2,346,000	2,474,793
04/15/2025	5.250%	3,269,000	3,533,269
06/15/2026	5.250%	1,405,000	1,511,745
02/15/2027	4.500%	1,250,000	1,277,756
Hill-Rom Holdings, Inc.(f)
02/15/2025	5.000%	527,000	545,888
MEDNAX, Inc.(f)
12/01/2023	5.250%	926,000	967,401
MPH Acquisition Holdings LLC(f)
06/01/2024	7.125%	1,550,000	1,663,338
Quintiles IMS, Inc.(f)
05/15/2023	4.875%	909,000	946,563
Teleflex, Inc.
06/01/2026	4.875%	368,000	382,005
Tenet Healthcare Corp.(f)
07/15/2024	4.625%	1,985,000	1,967,177
05/01/2025	5.125%	975,000	961,823
Total			26,282,111
Healthcare Insurance 1.1%
Centene Corp.
01/15/2025	4.750%	2,050,000	2,126,428
Molina Healthcare, Inc.(f)
06/15/2025	4.875%	595,000	586,604
WellCare Health Plans, Inc.
04/01/2025	5.250%	1,267,000	1,334,995
Total			4,048,027
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Construction 1.2%
CalAtlantic Group, Inc.
06/01/2026	5.250%	419,000	434,015
06/15/2027	5.000%	739,000	748,221
Lennar Corp.
04/30/2024	4.500%	1,449,000	1,495,033
Meritage Homes Corp.
04/01/2022	7.000%	491,000	561,412
06/06/2027	5.125%	568,000	569,995
Taylor Morrison Communities, Inc./Holdings II(f)
04/15/2023	5.875%	551,000	576,380
Total			4,385,056
Independent Energy 6.7%
Callon Petroleum Co.
10/01/2024	6.125%	753,000	782,723
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	1,276,000	1,296,260
Continental Resources, Inc.
06/01/2024	3.800%	516,000	498,044
CrownRock LP/Finance, Inc.(f)
02/15/2023	7.750%	2,921,000	3,113,713
Diamondback Energy, Inc.
11/01/2024	4.750%	258,000	263,309
05/31/2025	5.375%	1,459,000	1,525,681
Extraction Oil & Gas, Inc.(f)
05/15/2024	7.375%	621,000	647,485
Extraction Oil & Gas, Inc./Finance Corp.(f)
07/15/2021	7.875%	743,000	783,900
Halcon Resources Corp.(f)
02/15/2025	6.750%	460,000	476,057
Laredo Petroleum, Inc.
03/15/2023	6.250%	2,754,000	2,856,094
Parsley Energy LLC/Finance Corp.(f)
06/01/2024	6.250%	632,000	667,633
01/15/2025	5.375%	1,162,000	1,185,336
08/15/2025	5.250%	1,284,000	1,302,541
PDC Energy, Inc.
09/15/2024	6.125%	1,205,000	1,256,779
RSP Permian, Inc.(f)
01/15/2025	5.250%	2,880,000	2,938,317
SM Energy Co.
06/01/2025	5.625%	268,000	254,826
09/15/2026	6.750%	1,828,000	1,830,919

4	Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WPX Energy, Inc.
01/15/2022	6.000%	2,909,000	3,011,470
09/15/2024	5.250%	506,000	508,768
Total			25,199,855
Leisure 0.4%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millenium Operations LLC(f)
04/15/2027	5.375%	785,000	825,434
Live Nation Entertainment, Inc.(f)
11/01/2024	4.875%	512,000	529,854
Total			1,355,288
Lodging 0.9%
Hilton Domestic Operating Co., Inc.
09/01/2024	4.250%	715,000	728,519
Hilton Grand Vacations Borrower LLC/Inc.(f)
12/01/2024	6.125%	373,000	409,323
Playa Resorts Holding BV(f)
08/15/2020	8.000%	2,274,000	2,370,020
Total			3,507,862
Media and Entertainment 2.7%
AMC Networks, Inc.
04/01/2024	5.000%	549,000	566,429
Match Group, Inc.
06/01/2024	6.375%	1,502,000	1,635,197
MDC Partners, Inc.(f)
05/01/2024	6.500%	84,000	84,621
Netflix, Inc.
02/15/2025	5.875%	1,135,000	1,243,614
Netflix, Inc.(f)
11/15/2026	4.375%	2,462,000	2,473,872
Nielsen Luxembourg SARL(f)
02/01/2025	5.000%	1,653,000	1,720,533
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	1,365,000	1,432,225
Univision Communications, Inc.(f)
02/15/2025	5.125%	1,121,000	1,130,819
Ziff Davis Media, Inc.(a),(c),(d),(e)
12/15/2011	0.000%	68,749	0
Total			10,287,310
Metals and Mining 3.5%
Alcoa Nederland Holding BV(f)
09/30/2024	6.750%	376,000	416,072
09/30/2026	7.000%	298,000	338,227
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Big River Steel LLC/Finance Corp.(f)
09/01/2025	7.250%	819,000	870,033
Freeport-McMoRan, Inc.
03/01/2022	3.550%	552,000	544,328
03/15/2023	3.875%	499,000	490,819
11/14/2024	4.550%	2,310,000	2,319,984
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.(f)
12/15/2023	7.375%	577,000	625,826
HudBay Minerals, Inc.(f)
01/15/2023	7.250%	242,000	256,613
01/15/2025	7.625%	716,000	775,042
Novelis Corp.(f)
08/15/2024	6.250%	399,000	415,066
09/30/2026	5.875%	1,796,000	1,827,247
Steel Dynamics, Inc.(f)
09/15/2025	4.125%	302,000	303,994
Teck Resources Ltd.(f)
06/01/2024	8.500%	335,000	385,269
Teck Resources Ltd.
07/15/2041	6.250%	3,056,000	3,443,061
Total			13,011,581
Midstream 6.5%
Andeavor Logistics LP/Tesoro Finance Corp.
10/15/2022	6.250%	1,227,000	1,303,096
01/15/2025	5.250%	1,931,000	2,065,496
Cheniere Corpus Christi Holdings LLC(f)
06/30/2027	5.125%	988,000	1,017,552
Delek Logistics Partners LP(f)
05/15/2025	6.750%	746,000	750,353
Energy Transfer Equity LP
06/01/2027	5.500%	3,496,000	3,676,883
Holly Energy Partners LP/Finance Corp.(f)
08/01/2024	6.000%	897,000	939,323
NGPL PipeCo LLC(f)
08/15/2022	4.375%	340,000	352,294
08/15/2027	4.875%	1,211,000	1,268,433
12/15/2037	7.768%	935,000	1,164,844
Northwest Pipeline LLC
12/01/2025	7.125%	150,000	180,846
NuStar Logistics LP
04/28/2027	5.625%	798,000	845,466
Tallgrass Energy Partners LP/Finance Corp.(f)
09/15/2024	5.500%	318,000	326,841
01/15/2028	5.500%	601,000	610,772
Targa Resources Partners LP/Finance Corp.
11/15/2023	4.250%	1,825,000	1,806,672
02/01/2027	5.375%	2,796,000	2,915,193

Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Williams Companies, Inc. (The)
06/24/2024	4.550%	4,948,000	5,122,358
Total			24,346,422
Oil Field Services 0.0%
SESI LLC(f)
09/15/2024	7.750%	200,000	207,786
Other Industry 0.2%
KAR Auction Services, Inc.(f)
06/01/2025	5.125%	634,000	659,360
Other REIT 0.2%
CyrusOne LP/Finance Corp.(f)
03/15/2024	5.000%	337,000	354,828
03/15/2027	5.375%	337,000	360,213
Total			715,041
Packaging 2.9%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(f)
09/15/2022	4.250%	1,244,000	1,278,032
05/15/2024	7.250%	3,573,000	3,922,386
02/15/2025	6.000%	798,000	844,298
Berry Global, Inc.
07/15/2023	5.125%	1,480,000	1,546,757
Multi-Color Corp.(f),(g)
11/01/2025	4.875%	806,000	814,672
Owens-Brockway Glass Container, Inc.(f)
08/15/2025	6.375%	732,000	828,075
Reynolds Group Issuer, Inc./LLC(f)
07/15/2023	5.125%	1,437,000	1,496,916
Total			10,731,136
Pharmaceuticals 2.1%
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(f)
08/01/2023	6.375%	2,618,000	2,737,368
Valeant Pharmaceuticals International, Inc.(f)
03/15/2024	7.000%	2,821,000	3,013,220
04/15/2025	6.125%	2,280,000	1,996,660
Total			7,747,248
Property & Casualty 0.1%
Lumbermens Mutual Casualty Co.(e),(f)
FIXED + 0 12/01/2097	0.000%	30,000	17
Lumbermens Mutual Casualty Co.(e)
Subordinated
FIXED + 0 07/01/2026	0.000%	645,000	373
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Radian Group, Inc.
10/01/2024	4.500%	514,000	524,796
Total			525,186
Restaurants 1.3%
1011778 BC ULC/New Red Finance, Inc.(f)
05/15/2024	4.250%	1,053,000	1,057,084
10/15/2025	5.000%	1,020,000	1,040,716
1011778 BC ULC/New Red Finance, Inc.(f),(h)
10/15/2025	5.000%	1,105,000	1,121,916
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(f)
06/01/2026	5.250%	1,567,000	1,655,742
06/01/2027	4.750%	139,000	143,325
Total			5,018,783
Retailers 1.7%
Asbury Automotive Group, Inc.
12/15/2024	6.000%	2,194,000	2,293,915
Group 1 Automotive, Inc.
06/01/2022	5.000%	1,268,000	1,313,877
Group 1 Automotive, Inc.(f)
12/15/2023	5.250%	375,000	379,448
L Brands, Inc.
11/01/2035	6.875%	761,000	743,287
Lithia Motors, Inc.(f)
08/01/2025	5.250%	175,000	181,698
Penske Automotive Group, Inc.
08/15/2020	3.750%	78,000	79,623
12/01/2024	5.375%	1,010,000	1,040,597
05/15/2026	5.500%	522,000	540,403
Total			6,572,848
Technology 5.8%
Camelot Finance SA(f)
10/15/2024	7.875%	485,000	521,924
CDK Global, Inc.(f)
06/01/2027	4.875%	417,000	428,032
Equinix, Inc.
01/15/2026	5.875%	913,000	1,002,021
05/15/2027	5.375%	2,574,000	2,789,215
First Data Corp.(f)
01/15/2024	5.750%	5,404,000	5,661,387
Gartner, Inc.(f)
04/01/2025	5.125%	1,146,000	1,209,433
MSCI, Inc.(f)
08/01/2026	4.750%	566,000	595,016
NXP BV/Funding LLC(f)
09/01/2022	3.875%	1,260,000	1,312,394

6	Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PTC, Inc.
05/15/2024	6.000%	1,656,000	1,783,227
Qualitytech LP/Finance Corp.
08/01/2022	5.875%	2,881,000	3,001,858
Symantec Corp.(f)
04/15/2025	5.000%	1,430,000	1,494,360
VeriSign, Inc.
04/01/2025	5.250%	1,122,000	1,211,648
07/15/2027	4.750%	763,000	785,704
Total			21,796,219
Transportation Services 0.7%
Avis Budget Car Rental LLC/Finance, Inc.
04/01/2023	5.500%	97,000	99,179
Avis Budget Car Rental LLC/Finance, Inc.(f)
03/15/2025	5.250%	1,638,000	1,638,921
Hertz Corp. (The)(f)
06/01/2022	7.625%	943,000	971,234
Total			2,709,334
Wireless 6.2%
SBA Communications Corp.
09/01/2024	4.875%	3,303,000	3,405,512
SFR Group SA(f)
05/15/2022	6.000%	882,000	921,684
05/15/2024	6.250%	414,000	437,237
05/01/2026	7.375%	2,064,000	2,230,319
Sprint Capital Corp.
11/15/2028	6.875%	635,000	711,187
Sprint Communications, Inc.(f)
03/01/2020	7.000%	6,194,000	6,777,630
Sprint Corp.
06/15/2024	7.125%	2,550,000	2,867,432
02/15/2025	7.625%	2,280,000	2,618,434
T-Mobile USA, Inc.
01/15/2026	6.500%	3,159,000	3,488,421
Total			23,457,856
Wirelines 3.1%
CenturyLink, Inc.
04/01/2024	7.500%	2,750,000	2,847,232
Frontier Communications Corp.
07/01/2021	9.250%	1,364,000	1,196,765
09/15/2025	11.000%	1,538,000	1,305,513
Level 3 Communications, Inc.
12/01/2022	5.750%	1,602,000	1,654,076
Telecom Italia Capital SA
09/30/2034	6.000%	560,000	618,871
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Telecom Italia SpA(f)
05/30/2024	5.303%	1,067,000	1,159,437
Zayo Group LLC/Capital, Inc.(f)
01/15/2027	5.750%	2,545,000	2,696,489
Total			11,478,383
Total Corporate Bonds & Notes (Cost $327,595,076)			340,509,112

Foreign Government Obligations(i) 0.9%

Canada 0.7%
NOVA Chemicals Corp.(f)
06/01/2024	4.875%	553,000	560,248
05/01/2025	5.000%	794,000	810,199
06/01/2027	5.250%	1,116,000	1,126,031
Total			2,496,478
United Arab Emirates 0.2%
DAE Funding LLC(f)
08/01/2024	5.000%	750,000	768,257
Total Foreign Government Obligations (Cost $3,235,234)			3,264,735

Senior Loans 1.3%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Consumer Products 0.3%
Serta Simmons Bedding LLC(j),(k)
2nd Lien Term Loan
3-month USD LIBOR + 8.000% 11/08/2024	9.312%	1,361,248	1,305,954
Diversified Manufacturing —%
Accudyne Industries Borrower SCA/LLC(c),(j),(k)
Term Loan
3-month USD LIBOR + 3.000% 12/13/2019	5.083%	0	0
Independent Energy 0.3%
Chesapeake Energy Corp.(j),(k)
Tranche A Term Loan
3-month USD LIBOR + 7.500% 08/23/2021	8.814%	892,617	960,956
Technology 0.7%
Ascend Learning LLC(j),(k)
Term Loan
3-month USD LIBOR + 3.250% 07/12/2024	4.485%	294,000	295,176

Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
DigiCert Holdings, Inc.(h),(j),(k)
1st Lien Term Loan
3-month USD LIBOR + 4.750% 09/20/2024	0.000%	778,000	785,780
Genesys Telecommunications Laboratories, Inc.(j),(k)
Tranche B2 Term Loan
3-month USD LIBOR + 3.750% 12/01/2023	5.083%	322,382	324,455
Hyland Software, Inc.(j),(k)
Tranche 3 1st Lien Term Loan
3-month USD LIBOR + 3.250% 07/01/2022	4.485%	186,158	187,748
Information Resources, Inc.(j),(k)
1st Lien Term Loan
3-month USD LIBOR + 4.250% 01/18/2024	5.487%	1,209,920	1,219,999
Total			2,813,158
Total Senior Loans (Cost $5,028,600)			5,080,068
Money Market Funds 6.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(l),(m)	23,695,113	23,695,113
Total Money Market Funds (Cost $23,695,113)		23,695,113
Total Investments (Cost: $359,862,150)		372,574,337
Other Assets & Liabilities, Net		2,920,654
Net Assets		375,494,991

At September 30, 2017, securities and/or cash totaling $632,859 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(105)	12/2017	USD	(13,227,084)	135,946	—

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 29	Morgan Stanley	12/20/2022	5.000	Quarterly	3.255	USD	10,000,000	54,140	740,310	—	54,140	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2017, the value of these securities amounted to $38,774, which represents 0.01% of net assets.
(b)	Non-income producing investment.
(c)	Negligible market value.
(d)	Valuation based on significant unobservable inputs.
8	Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
(e)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At September 30, 2017, the value of these securities amounted to $1,499,790, which represents 0.40% of net assets.
(f)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2017, the value of these securities amounted to $182,071,808, which represents 48.49% of net assets.
(g)	Represents a security purchased on a when-issued basis.
(h)	Represents a security purchased on a forward commitment basis.
(i)	Principal and interest may not be guaranteed by the government.
(j)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of September 30, 2017. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
(k)	Variable rate security.
(l)	The rate shown is the seven-day current annualized yield at September 30, 2017.
(m)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	7,308,820	87,964,428	(71,578,135)	23,695,113	239	—	130,014	23,695,113
Abbreviation Legend
PIK	Payment In Kind
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	297	—	5	—	302
Industrials	25,007	—	—	—	25,007
Utilities	—	—	0*	—	0*
Total Common Stocks	25,304	—	5	—	25,309
Convertible Bonds	—	—	0*	—	0*
Corporate Bonds & Notes	—	340,470,343	38,769	—	340,509,112
Foreign Government Obligations	—	3,264,735	—	—	3,264,735
Senior Loans	—	5,080,068	—	—	5,080,068
Money Market Funds	—	—	—	23,695,113	23,695,113
Total Investments	25,304	348,815,146	38,774	23,695,113	372,574,337
Derivatives
Asset
Futures Contracts	135,946	—	—	—	135,946
Swap Contracts	—	54,140	—	—	54,140
Total	161,250	348,869,286	38,774	23,695,113	372,764,423

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.
10	Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
Certain corporate bonds and common stocks classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the bankruptcy filings would result in a directionally similar change to estimates of future distributions
Certain corporate bonds, common stocks and convertible bonds classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, single market quotations from broker dealers, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.
Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2017	11

Portfolio of Investments
Columbia Variable Portfolio – Core Equity Fund, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.3%
Issuer	Shares	Value ($)
Consumer Discretionary 11.6%
Hotels, Restaurants & Leisure 2.2%
Darden Restaurants, Inc.	26,100	2,056,158
Royal Caribbean Cruises Ltd.	20,400	2,418,216
Total		4,474,374
Household Durables 0.1%
PulteGroup, Inc.	7,500	204,975
Internet & Direct Marketing Retail 0.6%
Amazon.com, Inc.(a)	400	384,540
Expedia, Inc.	4,800	690,912
Liberty Interactive Corp., Class A(a)	9,700	228,629
Total		1,304,081
Leisure Products 0.6%
Hasbro, Inc.	11,900	1,162,273
Media 3.3%
Charter Communications, Inc., Class A(a)	10,500	3,815,910
Comcast Corp., Class A	37,510	1,443,385
News Corp., Class A	104,100	1,380,366
Total		6,639,661
Specialty Retail 4.2%
Best Buy Co., Inc.	57,500	3,275,200
Ross Stores, Inc.	43,700	2,821,709
TJX Companies, Inc. (The)	31,600	2,329,868
Total		8,426,777
Textiles, Apparel & Luxury Goods 0.6%
Ralph Lauren Corp.	14,100	1,244,889
Total Consumer Discretionary		23,457,030
Consumer Staples 8.6%
Food & Staples Retailing 3.9%
CVS Health Corp.	38,500	3,130,820
SYSCO Corp.	8,300	447,785
Wal-Mart Stores, Inc.	55,100	4,305,514
Total		7,884,119
Food Products 1.6%
Tyson Foods, Inc., Class A	45,100	3,177,295
Household Products 0.8%
Procter & Gamble Co. (The)	19,100	1,737,718
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 2.3%
Altria Group, Inc.	67,215	4,262,775
Philip Morris International, Inc.	3,300	366,333
Total		4,629,108
Total Consumer Staples		17,428,240
Energy 5.8%
Energy Equipment & Services 0.3%
Halliburton Co.	11,000	506,330
Oil, Gas & Consumable Fuels 5.5%
Chevron Corp.(b)	25,145	2,954,537
ConocoPhillips	81,445	4,076,322
Valero Energy Corp.	53,635	4,126,141
Total		11,157,000
Total Energy		11,663,330
Financials 13.9%
Banks 6.7%
Bank of America Corp.	222,100	5,628,014
Citizens Financial Group, Inc.	15,500	586,985
JPMorgan Chase & Co.	65,500	6,255,905
PNC Financial Services Group, Inc. (The)	6,000	808,620
Zions Bancorporation	4,500	212,310
Total		13,491,834
Capital Markets 3.0%
Franklin Resources, Inc.	37,100	1,651,321
S&P Global, Inc.	25,900	4,048,429
T. Rowe Price Group, Inc.	4,900	444,185
Total		6,143,935
Consumer Finance 0.1%
Navient Corp.	17,735	266,380
Insurance 4.1%
Allstate Corp. (The)	37,300	3,428,243
Everest Re Group Ltd.	1,500	342,585
Marsh & McLennan Companies, Inc.	34,100	2,857,921
Prudential Financial, Inc.	15,200	1,616,064
Total		8,244,813
Total Financials		28,146,962

Columbia Variable Portfolio – Core Equity Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Core Equity Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 14.7%
Biotechnology 3.3%
Alexion Pharmaceuticals, Inc.(a)	7,650	1,073,219
Biogen, Inc.(a)	3,975	1,244,652
BioMarin Pharmaceutical, Inc.(a)	5,150	479,311
Celgene Corp.(a)	9,400	1,370,708
Gilead Sciences, Inc.	11,400	923,628
TESARO, Inc.(a)	2,800	361,480
Vertex Pharmaceuticals, Inc.(a)	7,460	1,134,218
Total		6,587,216
Health Care Equipment & Supplies 1.9%
Baxter International, Inc.	61,300	3,846,575
Health Care Providers & Services 3.0%
Centene Corp.(a)	37,500	3,628,875
Express Scripts Holding Co.(a)	38,100	2,412,492
Total		6,041,367
Pharmaceuticals 6.5%
Johnson & Johnson	19,800	2,574,198
Mallinckrodt PLC(a)	17,800	665,186
Merck & Co., Inc.	73,500	4,706,205
Pfizer, Inc.	148,220	5,291,454
Total		13,237,043
Total Health Care		29,712,201
Industrials 9.9%
Aerospace & Defense 3.1%
Boeing Co. (The)	19,800	5,033,358
United Technologies Corp.	10,700	1,242,056
Total		6,275,414
Airlines 1.7%
Southwest Airlines Co.	61,500	3,442,770
Electrical Equipment 1.2%
Rockwell Automation, Inc.	14,000	2,494,940
Industrial Conglomerates 2.1%
Honeywell International, Inc.	29,300	4,152,982
Machinery 0.5%
Ingersoll-Rand PLC	10,100	900,617
Professional Services 0.1%
Common Stocks (continued)
Issuer	Shares	Value ($)
Nielsen Holdings PLC	6,700	277,715
Trading Companies & Distributors 1.2%
WW Grainger, Inc.	13,200	2,372,700
Total Industrials		19,917,138
Information Technology 22.4%
Communications Equipment 3.0%
Cisco Systems, Inc.	134,615	4,527,102
F5 Networks, Inc.(a)	12,700	1,531,112
Total		6,058,214
Internet Software & Services 6.0%
Alphabet, Inc., Class A(a)	2,115	2,059,418
Facebook, Inc., Class A(a)	36,700	6,270,929
VeriSign, Inc.(a)	35,105	3,734,821
Total		12,065,168
IT Services 2.0%
MasterCard, Inc., Class A	28,450	4,017,140
Semiconductors & Semiconductor Equipment 2.6%
Broadcom Ltd.	16,300	3,953,402
Intel Corp.	36,400	1,386,112
Total		5,339,514
Software 6.5%
Adobe Systems, Inc.(a)	22,100	3,296,878
Cadence Design Systems, Inc.(a)	6,900	272,343
Electronic Arts, Inc.(a)	29,500	3,482,770
Microsoft Corp.	81,330	6,058,272
Total		13,110,263
Technology Hardware, Storage & Peripherals 2.3%
Apple, Inc.	30,770	4,742,272
Total Information Technology		45,332,571
Materials 2.6%
Chemicals 2.3%
Eastman Chemical Co.	2,800	253,372
LyondellBasell Industries NV, Class A	40,300	3,991,715
Monsanto Co.	3,100	371,442
Total		4,616,529

2	Columbia Variable Portfolio – Core Equity Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Core Equity Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 0.3%
Packaging Corp. of America	6,400	733,952
Total Materials		5,350,481
Real Estate 3.1%
Equity Real Estate Investment Trusts (REITS) 3.1%
American Tower Corp.	27,900	3,813,372
Host Hotels & Resorts, Inc.	53,500	989,215
SBA Communications Corp.(a)	10,400	1,498,120
Total		6,300,707
Total Real Estate		6,300,707
Telecommunication Services 2.4%
Diversified Telecommunication Services 2.4%
AT&T, Inc.	123,500	4,837,495
Total Telecommunication Services		4,837,495
Utilities 3.3%
Electric Utilities 1.5%
Entergy Corp.	39,100	2,985,676
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 1.8%
Ameren Corp.	12,700	734,568
CenterPoint Energy, Inc.	100,700	2,941,447
Total		3,676,015
Total Utilities		6,661,691
Total Common Stocks (Cost $164,696,551)		198,807,846

Money Market Funds 2.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(c),(d)	4,043,155	4,043,155
Total Money Market Funds (Cost $4,043,155)		4,043,155
Total Investments (Cost: $168,739,706)		202,851,001
Other Assets & Liabilities, Net		(575,870)
Net Assets		202,275,131

At September 30, 2017, securities and/or cash totaling $223,250 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	30	12/2017	USD	3,774,150	35,996	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2017.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	1,038,248	18,273,642	(15,268,735)	4,043,155	(72)	28	11,111	4,043,155
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Core Equity Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Core Equity Fund, September 30, 2017 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	23,457,030	—	—	—	23,457,030
Consumer Staples	17,428,240	—	—	—	17,428,240
Energy	11,663,330	—	—	—	11,663,330
Financials	28,146,962	—	—	—	28,146,962
Health Care	29,712,201	—	—	—	29,712,201
Industrials	19,917,138	—	—	—	19,917,138
Information Technology	45,332,571	—	—	—	45,332,571
Materials	5,350,481	—	—	—	5,350,481
4	Columbia Variable Portfolio – Core Equity Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Core Equity Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Real Estate	6,300,707	—	—	—	6,300,707
Telecommunication Services	4,837,495	—	—	—	4,837,495
Utilities	6,661,691	—	—	—	6,661,691
Total Common Stocks	198,807,846	—	—	—	198,807,846
Money Market Funds	—	—	—	4,043,155	4,043,155
Total Investments	198,807,846	—	—	4,043,155	202,851,001
Derivatives
Asset
Futures Contracts	35,996	—	—	—	35,996
Total	198,843,842	—	—	4,043,155	202,886,997
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Variable Portfolio – Core Equity Fund | Quarterly Report 2017	5

Portfolio of Investments
Columbia Variable Portfolio – Mid Cap Value Fund, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 95.7%
Issuer	Shares	Value ($)
Consumer Discretionary 10.8%
Diversified Consumer Services 0.7%
Houghton Mifflin Harcourt Co.(a)	157,941	1,903,189
Hotels, Restaurants & Leisure 3.8%
Aramark	44,725	1,816,282
Extended Stay America, Inc.	115,156	2,303,120
Jack in the Box, Inc.	24,775	2,525,068
Royal Caribbean Cruises Ltd.	37,635	4,461,253
Total		11,105,723
Household Durables 3.0%
D.R. Horton, Inc.	134,555	5,372,781
Newell Brands, Inc.	77,575	3,310,125
Total		8,682,906
Internet & Direct Marketing Retail 0.9%
Liberty Interactive Corp., Class A(a)	108,750	2,563,238
Media 0.6%
DISH Network Corp., Class A(a)	31,700	1,719,091
Multiline Retail 1.0%
Dollar Tree, Inc.(a)	35,050	3,043,041
Textiles, Apparel & Luxury Goods 0.8%
PVH Corp.	19,705	2,484,012
Total Consumer Discretionary		31,501,200
Consumer Staples 4.1%
Beverages 0.6%
Coca-Cola European Partners PLC	39,675	1,651,274
Food Products 3.5%
Hershey Co. (The)	34,825	3,801,845
JM Smucker Co. (The)	23,332	2,448,227
Lamb Weston Holdings, Inc.	73,800	3,460,482
Nomad Foods Ltd.(a)	46,093	671,575
Total		10,382,129
Total Consumer Staples		12,033,403
Energy 10.7%
Energy Equipment & Services 2.2%
Patterson-UTI Energy, Inc.	202,440	4,239,094
TechnipFMC PLC(a)	79,650	2,223,828
Total		6,462,922
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 8.5%
Cimarex Energy Co.	40,675	4,623,527
EQT Corp.	58,275	3,801,861
Marathon Petroleum Corp.	83,150	4,663,052
Newfield Exploration Co.(a)	107,195	3,180,476
Noble Energy, Inc.	161,663	4,584,763
WPX Energy, Inc.(a)	341,145	3,923,167
Total		24,776,846
Total Energy		31,239,768
Financials 17.2%
Banks 8.9%
Comerica, Inc.	43,950	3,351,627
Fifth Third Bancorp	192,135	5,375,937
First Republic Bank	14,225	1,485,944
M&T Bank Corp.	32,516	5,236,377
SunTrust Banks, Inc.	100,925	6,032,287
Zions Bancorporation	98,075	4,627,178
Total		26,109,350
Capital Markets 2.1%
E*TRADE Financial Corp.(a)	52,775	2,301,518
Northern Trust Corp.	40,400	3,713,972
Total		6,015,490
Insurance 6.2%
Allstate Corp. (The)	29,975	2,755,002
Athene Holding Ltd., Class A(a)	65,083	3,504,069
Cincinnati Financial Corp.	21,555	1,650,466
Hartford Financial Services Group, Inc. (The)	97,602	5,410,079
Lincoln National Corp.	66,802	4,908,611
Total		18,228,227
Total Financials		50,353,067
Health Care 5.2%
Health Care Equipment & Supplies 2.2%
Teleflex, Inc.	12,991	3,143,432
Zimmer Biomet Holdings, Inc.	28,094	3,289,527
Total		6,432,959
Health Care Providers & Services 0.8%
Envision Healthcare Corp.(a)	53,375	2,399,206

Columbia Variable Portfolio – Mid Cap Value Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Mid Cap Value Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 2.2%
PerkinElmer, Inc.	58,425	4,029,572
Pra Health Sciences, Inc.(a)	29,375	2,237,494
Total		6,267,066
Total Health Care		15,099,231
Industrials 13.7%
Aerospace & Defense 1.7%
L3 Technologies, Inc.	26,750	5,040,502
Airlines 1.7%
Southwest Airlines Co.	40,325	2,257,394
United Continental Holdings, Inc.(a)	44,938	2,735,825
Total		4,993,219
Commercial Services & Supplies 1.5%
Republic Services, Inc.	67,625	4,467,307
Construction & Engineering 0.6%
Granite Construction, Inc.	30,575	1,771,821
Industrial Conglomerates 1.5%
Carlisle Companies, Inc.	43,150	4,327,514
Machinery 5.3%
Cummins, Inc.	21,150	3,553,835
Dover Corp.	47,300	4,322,747
Ingersoll-Rand PLC	48,765	4,348,375
Xylem, Inc.	51,700	3,237,971
Total		15,462,928
Road & Rail 1.4%
Norfolk Southern Corp.	29,875	3,950,670
Total Industrials		40,013,961
Information Technology 7.4%
Communications Equipment 1.1%
Harris Corp.	25,075	3,301,876
Internet Software & Services 0.5%
Akamai Technologies, Inc.(a)	32,800	1,598,016
IT Services 1.8%
FleetCor Technologies, Inc.(a)	17,750	2,747,168
Total System Services, Inc.	36,100	2,364,550
Total		5,111,718
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 1.5%
Micron Technology, Inc.(a)	69,400	2,729,502
ON Semiconductor Corp.(a)	85,500	1,579,185
Total		4,308,687
Software 0.9%
Nuance Communications, Inc.(a)	159,425	2,506,161
Technology Hardware, Storage & Peripherals 1.6%
Electronics for Imaging, Inc.(a)	60,825	2,596,011
Western Digital Corp.	25,600	2,211,840
Total		4,807,851
Total Information Technology		21,634,309
Materials 5.1%
Chemicals 3.3%
Ashland Global Holdings, Inc.	60,510	3,956,749
PPG Industries, Inc.	31,280	3,398,885
Westlake Chemical Corp.	26,600	2,210,194
Total		9,565,828
Construction Materials 0.6%
Summit Materials, Inc., Class A(a)	56,635	1,814,019
Metals & Mining 1.2%
Steel Dynamics, Inc.	98,275	3,387,539
Total Materials		14,767,386
Real Estate 10.8%
Equity Real Estate Investment Trusts (REITS) 10.8%
American Homes 4 Rent, Class A	167,725	3,641,310
Boston Properties, Inc.	41,675	5,121,024
Camden Property Trust	25,225	2,306,826
ProLogis, Inc.	80,250	5,092,665
SBA Communications Corp.(a)	15,975	2,301,199
SL Green Realty Corp.	41,800	4,235,176
Taubman Centers, Inc.	39,075	1,942,027
Uniti Group, Inc.	199,570	2,925,696
Welltower, Inc.	58,300	4,097,324
Total		31,663,247
Total Real Estate		31,663,247

2	Columbia Variable Portfolio – Mid Cap Value Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Mid Cap Value Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 10.7%
Electric Utilities 5.4%
Edison International	74,800	5,772,316
Pinnacle West Capital Corp.	66,225	5,599,986
Westar Energy, Inc.	87,625	4,346,200
Total		15,718,502
Multi-Utilities 5.3%
CMS Energy Corp.	90,950	4,212,804
Public Service Enterprise Group, Inc.	140,425	6,494,656
WEC Energy Group, Inc.	75,875	4,763,433
Total		15,470,893
Total Utilities		31,189,395
Total Common Stocks (Cost $248,873,854)		279,494,967

Money Market Funds 4.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(b),(c)	13,067,965	13,067,965
Total Money Market Funds (Cost $13,067,965)		13,067,965
Total Investments (Cost: $261,941,819)		292,562,932
Other Assets & Liabilities, Net		(491,896)
Net Assets		292,071,036

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	10,015,812	58,987,339	(55,935,186)	13,067,965	816	5	84,493	13,067,965
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Columbia Variable Portfolio – Mid Cap Value Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Mid Cap Value Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	31,501,200	—	—	—	31,501,200
Consumer Staples	12,033,403	—	—	—	12,033,403
Energy	31,239,768	—	—	—	31,239,768
Financials	50,353,067	—	—	—	50,353,067
Health Care	15,099,231	—	—	—	15,099,231
Industrials	40,013,961	—	—	—	40,013,961
Information Technology	21,634,309	—	—	—	21,634,309
Materials	14,767,386	—	—	—	14,767,386
Real Estate	31,663,247	—	—	—	31,663,247
Utilities	31,189,395	—	—	—	31,189,395
Total Common Stocks	279,494,967	—	—	—	279,494,967
Money Market Funds	—	—	—	13,067,965	13,067,965
Total Investments	279,494,967	—	—	13,067,965	292,562,932
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
4	Columbia Variable Portfolio – Mid Cap Value Fund | Quarterly Report 2017

Portfolio of Investments
Columbia Variable Portfolio – Seligman Global Technology Fund, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 99.7%
Issuer	Shares	Value ($)
Cayman Islands 0.4%
Momo, Inc., ADR(a)	4,100	128,494
Secoo Holding Ltd., ADR(a)	19,311	171,868
Total		300,362
China 0.4%
Ctrip.com International Ltd., ADR(a)	2,800	147,672
JD.com, Inc., ADR(a)	4,500	171,900
Total		319,572
Israel 2.0%
Check Point Software Technologies Ltd.(a)	4,831	550,830
CyberArk Software Ltd.(a)	4,329	177,489
Orbotech Ltd.(a)	22,318	942,043
Total		1,670,362
Japan 0.6%
Nintendo Co., Ltd., ADR	2,624	120,586
Tokyo Electron Ltd.	2,400	369,478
Total		490,064
Singapore 5.5%
Broadcom Ltd.	18,687	4,532,345
South Korea 1.0%
Hugel, Inc.(a)	1,703	786,578
United Kingdom 0.5%
Micro Focus International PLC	5,411	173,075
Micro Focus International PLC, ADR(a)	8,425	268,758
Total		441,833
United States 89.3%
Adobe Systems, Inc.(a)	1,900	283,442
Alphabet, Inc., Class A(a)	1,700	1,655,324
Alphabet, Inc., Class C(a)	2,009	1,926,852
Apple, Inc.	27,600	4,253,712
Applied Materials, Inc.	55,200	2,875,368
Arista Networks, Inc.(a)	5,842	1,107,702
Arris International PLC(a)	48,120	1,370,939
Brocade Communications Systems, Inc.	50,700	605,865
Cavium, Inc.(a)	32,377	2,134,939
Comcast Corp., Class A	16,400	631,072
Cypress Semiconductor Corp.	29,000	435,580
DXC Technology Co.	9,941	853,733
Common Stocks (continued)
Issuer	Shares	Value ($)
eBay, Inc.(a)	40,200	1,546,092
Electronics for Imaging, Inc.(a)	44,743	1,909,631
Euronet Worldwide, Inc.(a)	4,035	382,478
Facebook, Inc., Class A(a)	8,600	1,469,482
Fidelity National Information Services, Inc.	3,000	280,170
Fortinet, Inc.(a)	25,287	906,286
GoDaddy, Inc., Class A(a)	8,568	372,794
Hewlett Packard Enterprise Co.	35,000	514,850
Inphi Corp.(a)	26,500	1,051,785
Integrated Device Technology, Inc.(a)	69,000	1,834,020
Keysight Technologies, Inc.(a)	9,600	399,936
Lam Research Corp.	39,942	7,390,868
Lattice Semiconductor Corp.(a)	137,275	715,203
Lumentum Holdings, Inc.(a)	2,300	125,005
Maxim Integrated Products, Inc.	45,339	2,163,124
Microchip Technology, Inc.	20,900	1,876,402
Micron Technology, Inc.(a)	134,600	5,293,818
Microsoft Corp.	9,200	685,308
Nuance Communications, Inc.(a)	142,553	2,240,933
Okta, Inc.(a)	2,936	82,824
ON Semiconductor Corp.(a)	52,672	972,852
Oracle Corp.	40,600	1,963,010
PayPal Holdings, Inc.(a)	9,600	614,688
Qorvo, Inc.(a)	43,603	3,081,860
Salesforce.com, Inc.(a)	8,905	831,905
Splunk, Inc.(a)	5,900	391,937
Synaptics, Inc.(a)	48,260	1,890,827
Synopsys, Inc.(a)	35,582	2,865,418
Tableau Software, Inc., Class A(a)	3,730	279,340
Teradyne, Inc.	63,622	2,372,464
TiVo Corp.	70,300	1,395,455
Travelport Worldwide Ltd.	42,740	671,018
Verint Systems, Inc.(a)	8,900	372,465
Visa, Inc., Class A	19,400	2,041,656
Western Digital Corp.	27,700	2,393,280
Xerox Corp.	38,825	1,292,484
Zendesk, Inc.(a)	7,000	203,770

Columbia Variable Portfolio – Seligman Global Technology Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Seligman Global Technology Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Zynga, Inc., Class A(a)	74,200	280,476
Total		73,290,442
Total Common Stocks (Cost $63,352,884)		81,831,558

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(b),(c)	865,456	865,456
Total Money Market Funds (Cost $865,456)		865,456
Total Investments (Cost $64,218,340)		82,697,014
Other Assets & Liabilities, Net		(593,632)
Net Assets		$82,103,382
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	1,700,679	31,013,822	(31,849,045)	865,456	(68)	—	13,583	865,456
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
2	Columbia Variable Portfolio – Seligman Global Technology Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Seligman Global Technology Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Cayman Islands	300,362	—	—	—	300,362
China	319,572	—	—	—	319,572
Israel	1,670,362	—	—	—	1,670,362
Japan	120,586	369,478	—	—	490,064
Singapore	4,532,345	—	—	—	4,532,345
South Korea	—	786,578	—	—	786,578
United Kingdom	268,758	173,075	—	—	441,833
United States	73,290,442	—	—	—	73,290,442
Total Common Stocks	80,502,427	1,329,131	—	—	81,831,558
Money Market Funds	—	—	—	865,456	865,456
Total Investments	80,502,427	1,329,131	—	865,456	82,697,014
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
Columbia Variable Portfolio – Seligman Global Technology Fund | Quarterly Report 2017	3

Portfolio of Investments
Columbia Variable Portfolio – Limited Duration Credit Fund, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Corporate Bonds & Notes 84.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 2.9%
Lockheed Martin Corp.
11/23/2020	2.500%	10,623,000	10,772,667
Northrop Grumman Corp.
03/15/2021	3.500%	12,407,000	12,912,474
Total			23,685,141
Cable and Satellite 1.7%
Comcast Corp.
02/15/2018	5.875%	4,477,000	4,549,151
Sky PLC(a)
09/16/2024	3.750%	9,375,000	9,625,013
Total			14,174,164
Consumer Products 0.8%
Clorox Co. (The)
10/15/2017	5.950%	6,505,000	6,516,681
Diversified Manufacturing 2.9%
Siemens Financieringsmaatschappij NV(a)
03/16/2020	2.200%	17,800,000	17,916,554
United Technologies Corp.
05/04/2020	1.900%	6,305,000	6,283,324
Total			24,199,878
Electric 22.9%
AEP Texas, Inc.(a)
10/01/2022	2.400%	15,160,000	15,099,284
Berkshire Hathaway Energy Co.
11/15/2023	3.750%	3,000,000	3,160,203
CMS Energy Corp.
03/01/2024	3.875%	14,775,000	15,502,683
11/15/2025	3.600%	8,651,000	8,829,245
DTE Energy Co.
10/01/2019	1.500%	9,290,000	9,176,225
12/01/2023	3.850%	1,967,000	2,058,721
06/01/2024	3.500%	16,046,000	16,344,873
Duke Energy Corp.
08/15/2022	3.050%	2,700,000	2,749,583
10/15/2023	3.950%	3,450,000	3,646,753
Edison International
09/15/2022	2.400%	5,955,000	5,914,470
Emera US Finance LP
06/15/2021	2.700%	6,010,000	6,020,782
Eversource Energy
03/15/2022	2.750%	1,665,000	1,679,762
05/01/2023	2.800%	7,708,000	7,769,502
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NextEra Energy Capital Holdings, Inc.
09/01/2018	1.649%	2,490,000	2,489,265
04/01/2019	2.300%	3,721,000	3,739,341
Oncor Electric Delivery Co. LLC
06/01/2019	2.150%	1,461,000	1,461,814
Pacific Gas & Electric Co.
06/15/2023	3.250%	3,490,000	3,607,421
11/15/2023	3.850%	4,105,000	4,354,765
08/15/2024	3.400%	1,070,000	1,105,576
PG&E Corp.
03/01/2019	2.400%	9,846,000	9,895,279
PPL Capital Funding, Inc.
03/15/2024	3.950%	5,089,000	5,331,878
Progress Energy, Inc.
04/01/2022	3.150%	10,439,000	10,643,897
Public Service Enterprise Group, Inc.
11/15/2019	1.600%	5,245,000	5,189,875
Southern Co. (The)
07/01/2021	2.350%	8,177,000	8,139,468
07/01/2023	2.950%	5,330,000	5,362,124
WEC Energy Group, Inc.
06/15/2020	2.450%	3,210,000	3,234,380
06/15/2025	3.550%	6,450,000	6,646,067
Wisconsin Electric Power Co.
06/01/2025	3.100%	1,070,000	1,082,636
Xcel Energy, Inc.
03/15/2021	2.400%	7,674,000	7,711,833
06/01/2025	3.300%	10,854,000	11,004,491
Total			188,952,196
Food and Beverage 10.3%
Anheuser-Busch InBev Finance, Inc.
02/01/2019	1.900%	10,058,000	10,089,451
General Mills, Inc.
10/20/2017	1.400%	2,680,000	2,679,875
10/21/2019	2.200%	4,175,000	4,194,886
JM Smucker Co. (The)
03/15/2020	2.500%	1,445,000	1,458,456
Molson Coors Brewing Co.(a)
03/15/2019	1.900%	11,445,000	11,423,174
Mondelez International, Inc.(a)
10/28/2019	1.625%	12,373,000	12,277,827
PepsiCo, Inc.
05/02/2019	1.550%	5,280,000	5,274,704
Sysco Corp.
07/15/2021	2.500%	4,075,000	4,103,847

Columbia Variable Portfolio – Limited Duration Credit Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Limited Duration Credit Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tyson Foods, Inc.
08/15/2019	2.650%	5,781,000	5,849,250
08/15/2024	3.950%	6,246,000	6,583,496
Wm. Wrigley Jr., Co.(a)
10/21/2018	2.400%	12,264,000	12,341,006
10/21/2019	2.900%	8,149,000	8,265,482
Total			84,541,454
Health Care 2.2%
Becton Dickinson and Co.
12/15/2019	2.675%	5,690,000	5,757,768
06/05/2020	2.404%	2,105,000	2,110,784
Express Scripts Holding Co.
06/15/2019	2.250%	3,525,000	3,538,938
Medtronic Global Holdings SCA
03/28/2019	1.700%	6,930,000	6,925,967
Total			18,333,457
Healthcare Insurance 2.0%
UnitedHealth Group, Inc.
07/16/2018	1.900%	16,150,000	16,189,244
Independent Energy 0.2%
Continental Resources, Inc.
06/01/2024	3.800%	2,000,000	1,930,402
Integrated Energy 0.3%
Cenovus Energy, Inc.
09/15/2043	5.200%	2,430,000	2,359,426
Life Insurance 10.3%
AIG Global Funding(a)
07/02/2020	2.150%	2,500,000	2,498,310
Five Corners Funding Trust(a)
11/15/2023	4.419%	5,915,000	6,378,050
Guardian Life Global Funding(a)
05/08/2022	2.500%	10,500,000	10,469,151
MassMutual Global Funding II(a)
06/22/2024	2.750%	8,605,000	8,583,014
MetLife Global Funding I(a)
04/10/2019	2.300%	4,460,000	4,491,292
Metropolitan Life Global Funding I(a)
06/12/2020	2.050%	10,240,000	10,227,845
Nuveen Finance LLC(a)
11/01/2019	2.950%	23,867,000	24,276,868
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	17,384,000	17,706,247
Total			84,630,777
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 2.4%
Scripps Networks Interactive, Inc.
11/15/2019	2.750%	5,171,000	5,225,864
06/15/2020	2.800%	9,772,000	9,861,941
Thomson Reuters Corp.
10/15/2019	4.700%	4,174,000	4,389,625
Total			19,477,430
Midstream 7.1%
Enterprise Products Operating LLC
04/15/2021	2.850%	2,485,000	2,522,623
Kinder Morgan Energy Partners LP
05/01/2024	4.300%	15,030,000	15,704,501
Panhandle Eastern Pipeline Co. LP
11/01/2017	6.200%	21,772,000	21,833,707
Plains All American Pipeline LP/Finance Corp.
11/01/2024	3.600%	10,708,000	10,440,953
Southern Natural Gas Co. LLC/Issuing Corp.
06/15/2021	4.400%	7,592,000	8,032,169
Total			58,533,953
Natural Gas 1.3%
CenterPoint Energy Resources Corp.
11/01/2017	6.125%	680,000	682,373
NiSource Finance Corp.
02/15/2023	3.850%	3,713,000	3,874,876
Sempra Energy
06/15/2024	3.550%	6,356,000	6,506,319
Total			11,063,568
Pharmaceuticals 4.3%
Allergan Funding SCS
03/12/2018	2.350%	10,005,000	10,034,965
Amgen, Inc.
05/22/2019	2.200%	10,244,000	10,286,984
05/11/2022	2.650%	10,010,000	10,091,912
Forest Laboratories LLC(a)
02/01/2019	4.375%	2,690,000	2,759,036
Teva Pharmaceutical Finance III BV
07/21/2021	2.200%	2,165,000	2,081,719
Total			35,254,616
Property & Casualty 4.2%
Alleghany Corp.
06/27/2022	4.950%	3,765,000	4,128,627
Berkshire Hathaway, Inc.
08/15/2018	1.150%	6,298,000	6,280,189

2	Columbia Variable Portfolio – Limited Duration Credit Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Limited Duration Credit Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CNA Financial Corp.
05/15/2024	3.950%	13,941,000	14,514,115
Liberty Mutual Insurance Co.(a)
Subordinated
10/15/2026	7.875%	7,655,000	9,935,815
Total			34,858,746
Railroads 1.6%
Union Pacific Corp.
06/19/2020	2.250%	12,950,000	13,033,579
Restaurants 1.2%
McDonald’s Corp.
03/01/2018	5.350%	1,616,000	1,641,201
12/09/2020	2.750%	8,052,000	8,209,264
Total			9,850,465
Retailers 1.1%
CVS Health Corp.
06/01/2021	2.125%	5,275,000	5,229,176
07/20/2022	3.500%	3,540,000	3,687,533
Total			8,916,709
Supermarkets 0.8%
Kroger Co. (The)
08/01/2022	2.800%	7,000,000	7,009,891
Technology 1.4%
Broadcom Corp./Cayman Finance Ltd.(a)
01/15/2022	3.000%	6,025,000	6,128,624
Cisco Systems, Inc.
09/20/2019	1.400%	5,580,000	5,552,044
Total			11,680,668
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Services 1.8%
ERAC USA Finance LLC(a)
11/15/2024	3.850%	6,599,000	6,848,106
11/01/2025	3.800%	8,000,000	8,212,768
Total			15,060,874
Wireless 0.8%
Rogers Communications, Inc.
08/15/2018	6.800%	6,680,000	6,969,905
Total Corporate Bonds & Notes (Cost $694,703,372)			697,223,224

U.S. Treasury Obligations 5.8%

U.S. Treasury
11/15/2019	1.000%	9,045,000	8,951,695
12/15/2019	1.375%	37,000,000	36,890,330
07/31/2021	1.125%	1,900,000	1,853,856
Total U.S. Treasury Obligations (Cost $47,625,475)			47,695,881

Money Market Funds 8.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(b),(c)	72,144,977	72,144,977
Total Money Market Funds (Cost $72,144,977)		72,144,977
Total Investments (Cost: $814,473,824)		817,064,082
Other Assets & Liabilities, Net		7,629,487
Net Assets		824,693,569

At September 30, 2017, securities and/or cash totaling $1,150,352 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	135	12/2017	USD	29,176,470	—	(69,873)
U.S. Treasury 5-Year Note	1,392	12/2017	USD	164,055,441	—	(1,114,445)
Total					—	(1,184,318)

Columbia Variable Portfolio – Limited Duration Credit Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Limited Duration Credit Fund, September 30, 2017 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(1,155)	12/2017	USD	(145,497,926)	1,495,407	—
U.S. Treasury Ultra 10-Year Note	(218)	12/2017	USD	(29,611,420)	326,791	—
U.S. Ultra Bond	(19)	12/2017	USD	(3,189,392)	63,459	—
Total					1,885,657	—
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2017, the value of these securities amounted to $205,463,466, which represents 24.91% of net assets.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	31,480,880	471,801,790	(431,137,693)	72,144,977	(3,978)	1,152	429,233	72,144,977
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
4	Columbia Variable Portfolio – Limited Duration Credit Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Limited Duration Credit Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Corporate Bonds & Notes	—	697,223,224	—	—	697,223,224
U.S. Treasury Obligations	47,695,881	—	—	—	47,695,881
Money Market Funds	—	—	—	72,144,977	72,144,977
Total Investments	47,695,881	697,223,224	—	72,144,977	817,064,082
Derivatives
Asset
Futures Contracts	1,885,657	—	—	—	1,885,657
Liability
Futures Contracts	(1,184,318)	—	—	—	(1,184,318)
Total	48,397,220	697,223,224	—	72,144,977	817,765,421
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Variable Portfolio – Limited Duration Credit Fund | Quarterly Report 2017	5

Portfolio of Investments
Columbia Variable Portfolio – Emerging Markets Bond Fund, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Corporate Bonds & Notes(a) 14.3%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Brazil 0.5%
MARB BondCo PLC(b)
03/15/2024	7.000%		800,000	788,080
Marfrig Holdings Europe BV(b)
06/08/2023	8.000%		250,000	259,122
Total				1,047,202
Chile 0.5%
Cencosud SA(b)
02/12/2045	6.625%		846,000	924,833
Colombia 1.0%
Banco de Bogota SA(b)
Subordinated
05/12/2026	6.250%		1,800,000	1,965,265
Ghana 0.6%
Kosmos Energy Ltd.(b)
08/01/2021	7.875%		575,000	596,010
08/01/2021	7.875%		487,000	505,577
Total				1,101,587
Guatemala 1.9%
Agromercantil Senior Trust(b)
04/10/2019	6.250%		246,000	255,137
Comcel Trust(b)
02/06/2024	6.875%		744,000	792,202
Energuate Trust(b)
05/03/2027	5.875%		1,900,000	1,962,063
Industrial Senior Trust(b)
11/01/2022	5.500%		543,000	549,629
Total				3,559,031
India 0.3%
Adani Ports & Special Economic Zone Ltd.(b)
07/30/2027	4.000%		650,000	647,042
Luxembourg 0.3%
Millicom International Cellular SA(b)
01/15/2028	5.125%		639,000	644,414
Mexico 5.1%
America Movil SAB de CV
12/05/2022	6.450%	MXN	10,860,000	566,674
Banco Mercantil del Norte SA(b),(c)
Subordinated
10/04/2031	5.750%		1,200,000	1,232,508
BBVA Bancomer SA(b),(c)
Subordinated
11/12/2029	5.350%		1,180,000	1,195,222
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Cemex SAB de CV(b)
04/16/2026	7.750%		1,250,000	1,436,151
Concesionaria Mexiquense SA de CV(b)
(linked to Mexican Unidad de Inversion Index)
12/15/2035	5.950%	MXN	10,098,664	536,483
Elementia SAB de CV(b)
01/15/2025	5.500%		1,280,000	1,351,168
Grupo Posadas SAB de CV(b)
06/30/2022	7.875%		1,376,000	1,475,031
Grupo Televisa SAB
05/14/2043	7.250%	MXN	7,940,000	344,699
Unifin Financiera SAB de CV SOFOM ENR(b)
01/15/2025	7.000%		1,600,000	1,620,310
Total				9,758,246
Peru 1.0%
Volcan Cia Minera SAA(b)
02/02/2022	5.375%		1,800,000	1,891,156
South Africa 0.7%
Liquid Telecommunications Financing PLC(b)
07/13/2022	8.500%		1,250,000	1,319,445
Togo 0.8%
Banque Ouest Africaine de Developpement(b)
07/27/2027	5.000%		1,500,000	1,541,416
Ukraine 1.6%
Kernel Holding SA(b)
01/31/2022	8.750%		1,150,000	1,261,704
MHP SE(b)
04/02/2020	8.250%		1,011,000	1,092,181
04/02/2020	8.250%		250,000	270,074
05/10/2024	7.750%		500,000	537,255
Total				3,161,214
Total Corporate Bonds & Notes (Cost $27,141,055)				27,560,851

Foreign Government Obligations(a),(d) 77.9%

Argentina 7.5%
Argentine Republic Government International Bond
04/22/2021	6.875%		1,030,000	1,121,622
01/26/2022	5.625%		231,000	242,275
04/22/2026	7.500%		520,000	584,424
01/26/2027	6.875%		831,000	897,685
07/06/2028	6.625%		1,000,000	1,053,204
12/31/2033	8.280%		1,219,773	1,378,875
07/06/2036	7.125%		500,000	524,939
Argentine Republic Government International Bond(b)
06/28/2117	7.125%		1,100,000	1,099,510

Columbia Variable Portfolio – Emerging Markets Bond Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, September 30, 2017 (Unaudited)
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Provincia de Buenos Aires(b)
06/15/2027	7.875%		2,985,000	3,240,495
Provincia de Cordoba(b)
09/01/2024	7.450%		2,150,000	2,333,726
08/01/2027	7.125%		1,800,000	1,885,880
Total				14,362,635
Azerbaijan 0.5%
Southern Gas Corridor CJSC(b)
03/24/2026	6.875%		800,000	900,660
Belarus 1.0%
Republic of Belarus International Bond(b)
02/28/2023	6.875%		700,000	753,655
06/29/2027	7.625%		1,100,000	1,227,917
Total				1,981,572
Brazil 4.4%
Brazil Minas SPE via State of Minas Gerais(b)
02/15/2028	5.333%		300,000	304,907
Brazil Notas do Tesouro Nacional Series F
01/01/2025	10.000%	BRL	8,000,000	2,656,137
Brazilian Government International Bond
01/07/2041	5.625%		2,750,000	2,777,275
Petrobras Global Finance BV
01/27/2021	5.375%		1,175,000	1,240,547
05/23/2021	8.375%		400,000	463,069
05/23/2026	8.750%		600,000	721,406
01/17/2027	7.375%		360,000	396,817
Total				8,560,158
China 1.4%
State Grid Overseas Investment 2016 Ltd.(b)
05/04/2027	3.500%		2,700,000	2,745,257
Colombia 0.9%
Colombia Government International Bond
02/26/2044	5.625%		336,000	375,384
Ecopetrol SA
01/16/2025	4.125%		326,000	326,595
09/18/2043	7.375%		920,000	1,048,817
Total				1,750,796
Costa Rica 1.2%
Costa Rica Government International Bond(b)
03/12/2045	7.158%		2,174,000	2,344,079
Croatia 1.2%
Croatia Government International Bond(b)
01/26/2024	6.000%		1,361,000	1,554,821
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Hrvatska Elektroprivreda(b)
10/23/2022	5.875%		600,000	669,243
Total				2,224,064
Dominican Republic 6.2%
Dominican Republic International Bond(b)
07/05/2019	14.500%	DOP	37,990,000	871,001
01/08/2021	14.000%	DOP	29,158,000	680,913
03/04/2022	10.375%	DOP	136,000,000	2,909,568
01/29/2026	6.875%		700,000	798,108
01/25/2027	5.950%		2,025,000	2,171,533
04/20/2027	8.625%		2,410,000	2,915,013
04/30/2044	7.450%		1,086,000	1,290,377
01/27/2045	6.850%		271,000	302,547
Total				11,939,060
Ecuador 1.2%
Ecuador Government International Bond(b)
03/28/2022	10.750%		1,300,000	1,452,257
12/13/2026	9.650%		825,000	868,754
Total				2,321,011
Egypt 1.7%
Egypt Government International Bond(b)
06/11/2025	5.875%		400,000	399,728
01/31/2027	7.500%		1,000,000	1,088,393
04/30/2040	6.875%		900,000	871,074
01/31/2047	8.500%		900,000	1,006,520
Total				3,365,715
El Salvador 0.7%
El Salvador Government International Bond(b)
01/18/2027	6.375%		598,000	591,284
04/10/2032	8.250%		412,000	450,165
06/15/2035	7.650%		270,000	277,888
Total				1,319,337
Gabon 0.3%
Gabon Government International Bond(b)
06/16/2025	6.950%		500,000	498,568
Georgia 0.5%
Georgian Railway JSC(b)
07/11/2022	7.750%		789,000	876,654
Ghana 1.1%
Ghana Government International Bond(b)
10/14/2030	10.750%		1,700,000	2,209,840

2	Columbia Variable Portfolio – Emerging Markets Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, September 30, 2017 (Unaudited)
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Honduras 1.4%
Honduras Government International Bond(b)
03/15/2024	7.500%		800,000	908,880
01/19/2027	6.250%		1,700,000	1,830,662
Total				2,739,542
Hungary 1.1%
Hungary Government International Bond
11/22/2023	5.750%		284,000	329,033
03/29/2041	7.625%		868,000	1,347,337
Magyar Export-Import Bank Zrt.(b)
02/12/2018	5.500%		508,000	514,186
Total				2,190,556
Indonesia 4.7%
Indonesia Government International Bond(b)
01/08/2026	4.750%		1,300,000	1,418,266
01/17/2038	7.750%		1,986,000	2,828,711
01/17/2038	7.750%		500,000	712,163
01/15/2045	5.125%		300,000	331,808
PT Pertamina Persero(b)
05/03/2042	6.000%		1,335,000	1,511,382
PT Perusahaan Listrik Negara(b)
11/22/2021	5.500%		2,011,000	2,212,052
Total				9,014,382
Ivory Coast 2.7%
Ivory Coast Government International Bond(b)
07/23/2024	5.375%		946,000	955,885
07/23/2024	5.375%		300,000	303,135
06/15/2025	5.125%	EUR	367,000	448,610
03/03/2028	6.375%		2,672,000	2,762,899
06/15/2033	6.125%		487,000	478,147
Ivory Coast Government International Bond(b),(c)
12/31/2032	5.750%		314,590	308,583
Total				5,257,259
Jamaica 0.6%
Jamaica Government International Bond
03/15/2039	8.000%		300,000	370,870
07/28/2045	7.875%		600,000	738,633
Total				1,109,503
Kazakhstan 0.8%
Kazakhstan Government International Bond(b)
07/21/2025	5.125%		450,000	498,436
07/21/2045	6.500%		300,000	369,904
KazMunayGas National Co. JSC(b)
05/05/2020	7.000%		562,000	613,444
Total				1,481,784
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Kuwait 0.7%
Equate Petrochemical BV(b)
11/03/2026	4.250%		1,300,000	1,339,486
Mexico 9.3%
Banco Nacional de Comercio Exterior SNC(b)
10/14/2025	4.375%		1,100,000	1,147,757
Banco Nacional de Comercio Exterior SNC(b),(c)
Subordinated
08/11/2026	3.800%		600,000	602,077
Comision Federal de Electricidad(b)
06/16/2045	6.125%		700,000	770,722
Mexican Bonos
06/09/2022	6.500%	MXN	92,415,900	5,032,246
Mexico City Airport Trust(b)
10/31/2026	4.250%		900,000	925,274
Mexico Government International Bond
01/23/2046	4.600%		543,000	549,094
Petroleos Mexicanos(b)
09/12/2024	7.190%	MXN	600,000	30,018
03/13/2027	6.500%		2,000,000	2,212,782
03/13/2027	6.500%		900,000	996,837
Petroleos Mexicanos
01/23/2026	4.500%		299,000	298,275
08/04/2026	6.875%		1,000,000	1,138,556
11/12/2026	7.470%	MXN	4,700,000	233,874
06/02/2041	6.500%		3,844,000	4,009,611
Total				17,947,123
Morocco 0.2%
Morocco Government International Bond(b)
12/11/2022	4.250%		418,000	443,258
Namibia 0.5%
Namibia International Bonds(b)
11/03/2021	5.500%		885,000	948,006
Netherlands 1.8%
Petrobras Global Finance BV(b)
01/27/2025	5.299%		2,111,000	2,109,132
01/27/2028	6.000%		1,296,000	1,296,040
Total				3,405,172
Nigeria 0.4%
Nigeria Government International Bond(b)
02/16/2032	7.875%		800,000	874,758

Columbia Variable Portfolio – Emerging Markets Bond Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, September 30, 2017 (Unaudited)
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Pakistan 1.8%
Pakistan Government International Bond(b)
04/15/2024	8.250%		800,000	907,796
09/30/2025	8.250%		1,100,000	1,262,448
03/31/2036	7.875%		700,000	749,211
Second Pakistan International Sukuk Co., Ltd. (The)(b)
12/03/2019	6.750%		532,000	557,028
Total				3,476,483
Paraguay 0.6%
Paraguay Government International Bond(b)
08/11/2044	6.100%		1,007,000	1,130,531
Peru 2.0%
Peruvian Government International Bond(b)
08/12/2028	6.350%	PEN	11,300,000	3,770,947
Russian Federation 5.4%
Gazprom Neft OAO Via GPN Capital SA(b)
09/19/2022	4.375%		1,266,000	1,291,544
Gazprom OAO Via Gaz Capital SA(b)
02/06/2028	4.950%		600,000	613,212
08/16/2037	7.288%		946,000	1,151,272
Russian Agricultural Bank OJSC Via RSHB Capital SA(b)
12/27/2017	5.298%		814,000	818,987
Russian Federal Bond - OFZ
01/19/2028	7.050%	RUB	249,000,000	4,202,282
Russian Foreign Bond - Eurobond(b)
04/04/2022	4.500%		200,000	213,612
04/04/2042	5.625%		800,000	891,172
Vnesheconombank Via VEB Finance PLC(b)
11/21/2023	5.942%		800,000	861,408
11/22/2025	6.800%		354,000	399,410
Total				10,442,899
Senegal 1.0%
Senegal Government International Bond(b)
07/30/2024	6.250%		1,019,000	1,087,888
05/23/2033	6.250%		900,000	926,402
Total				2,014,290
Serbia 0.6%
Serbia International Bond(b)
12/03/2018	5.875%		342,000	354,839
09/28/2021	7.250%		700,000	807,907
Total				1,162,746
Foreign Government Obligations(a),(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sri Lanka 0.8%
Sri Lanka Government International Bond(b)
07/18/2026	6.825%	800,000	878,386
05/11/2027	6.200%	550,000	577,447
Total			1,455,833
Trinidad and Tobago 0.9%
Petroleum Co. of Trinidad & Tobago Ltd.(b)
08/14/2019	9.750%	1,611,000	1,718,104
Tunisia 0.3%
Banque Centrale de Tunisie International Bond(b)
01/30/2025	5.750%	597,000	581,182
Turkey 4.5%
Export Credit Bank of Turkey(b)
04/24/2019	5.875%	467,000	484,050
09/23/2021	5.000%	418,000	427,827
Turkey Government International Bond
03/30/2021	5.625%	1,655,000	1,759,778
03/25/2022	5.125%	250,000	261,814
09/26/2022	6.250%	250,000	274,359
04/14/2026	4.250%	247,000	237,281
03/25/2027	6.000%	3,100,000	3,328,805
03/17/2036	6.875%	1,132,000	1,278,330
02/17/2045	6.625%	560,000	619,364
Total			8,671,608
Ukraine 1.4%
Ukraine Government International Bond(b)
09/01/2024	7.750%	800,000	835,073
09/01/2026	7.750%	700,000	720,586
09/25/2032	7.375%	1,100,000	1,071,874
Total			2,627,533
Venezuela 2.2%
Petroleos de Venezuela SA(b)
05/16/2024	6.000%	12,559,928	3,830,778
11/15/2026	6.000%	1,106,640	334,759
Total			4,165,537
Virgin Islands 2.4%
Beijing Gas Singapore Capital Corp.(b)
05/31/2022	2.750%	1,900,000	1,881,449
Sinopec Group Overseas Development 2013 Ltd.(b)
10/17/2023	4.375%	2,600,000	2,794,667
Total			4,676,116
Total Foreign Government Obligations (Cost $144,508,726)			150,044,044

4	Columbia Variable Portfolio – Emerging Markets Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, September 30, 2017 (Unaudited)
Treasury Bills(a) 1.4%
Issuer	Effective Yield		Principal Amount ($)	Value ($)
Egypt 1.4%
Egypt Treasury Bills
06/12/2018	17.980%	EGP	51,000,000	2,566,005
Total Treasury Bills (Cost $2,467,269)				2,566,005

Money Market Funds 5.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(e),(f)	11,340,205	11,340,205
Total Money Market Funds (Cost $11,340,205)		11,340,205
Total Investments (Cost $185,457,255)		191,511,105
Other Assets & Liabilities, Net		1,044,299
Net Assets		$192,555,404
At September 30, 2017, securities and/or cash totaling $97,400 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
367,000 EUR	441,894 USD	Credit Suisse	10/20/2017	7,731	—
5,700,000 EUR	6,688,779 USD	Credit Suisse	10/20/2017	—	(54,349)
57,050,000 MXN	3,202,310 USD	Morgan Stanley	10/20/2017	78,417	—
7,830,000 BRL	2,499,761 USD	Standard Chartered	10/20/2017	33,584	—
2,520,116 USD	7,830,000 BRL	Standard Chartered	10/20/2017	—	(53,939)
Total				119,732	(108,288)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	30	12/2017	USD	3,779,167	—	(38,970)
U.S. Ultra Bond	17	12/2017	USD	2,853,667	—	(50,082)
Total					—	(89,052)
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2017, the value of these securities amounted to $134,874,909, which represents 70.04% of net assets.
(c)	Represents a step bond where the coupon rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter.
(d)	Principal and interest may not be guaranteed by the government.
(e)	The rate shown is the seven-day current annualized yield at September 30, 2017.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, September 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	12,146,215	57,603,718	(58,409,728)	11,340,205	157	86	68,808	11,340,205
Currency Legend
BRL	Brazilian Real
DOP	Dominican Republic Peso
EGP	Egyptian Pound
EUR	Euro
MXN	Mexican Peso
PEN	Peruvian New Sol
RUB	Russia Ruble
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss
6	Columbia Variable Portfolio – Emerging Markets Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Bond Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Corporate Bonds & Notes	—	27,560,851	—	—	27,560,851
Foreign Government Obligations	—	150,044,044	—	—	150,044,044
Treasury Bills	—	2,566,005	—	—	2,566,005
Money Market Funds	—	—	—	11,340,205	11,340,205
Total Investments	—	180,170,900	—	11,340,205	191,511,105
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	119,732	—	—	119,732
Liability
Forward Foreign Currency Exchange Contracts	—	(108,288)	—	—	(108,288)
Futures Contracts	(89,052)	—	—	—	(89,052)
Total	(89,052)	180,182,344	—	11,340,205	191,433,497
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between Levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Investments in securities	Balance as of 12/31/2016 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 09/30/2017 ($)
Foreign Government Obligations	1,596,794	-	-	-	-	-	-	(1,596,794)	-
Columbia Variable Portfolio – Emerging Markets Bond Fund | Quarterly Report 2017	7

Consolidated Portfolio of Investments
Columbia Variable Portfolio – Commodity Strategy Fund, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Treasury Bills 27.8%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
United States 27.8%
U.S. Treasury Bills
12/07/2017	0.950%	61,000,000	60,890,518
03/29/2018	1.170%	34,000,000	33,803,400
04/26/2018	1.170%	40,000,000	39,734,186
Total			134,428,104
Total			134,428,104
Total Treasury Bills (Cost $134,445,321)			134,428,104

U.S. Government & Agency Obligations 45.0%

Federal Home Loan Banks Discount Notes
03/02/2018	1.130%	98,000,000	97,533,030
Federal Home Loan Mortgage Corp. Discount Notes
12/01/2017	1.090%	40,000,000	39,925,000
U.S. Government & Agency Obligations (continued)
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Federal National Mortgage Association Discount Notes
10/30/2017	1.000%	80,000,000	79,932,264
Total U.S. Government & Agency Obligations (Cost $217,404,183)			217,390,294

Money Market Funds 22.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(a),(b)	106,050,939	106,050,939
Total Money Market Funds (Cost $106,048,350)		106,050,939
Total Investments (Cost: $457,897,854)		457,869,337
Other Assets & Liabilities, Net		25,059,560
Net Assets		482,928,897

At September 30, 2017, securities and/or cash totaling $26,046,831 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Brent Crude	656	11/2017	USD	37,123,040	1,579,856	—
Coffee C	231	12/2017	USD	11,092,331	—	(1,362,485)
Copper	614	12/2017	USD	45,359,250	137,421	—
Corn	1,960	12/2017	USD	34,814,500	—	(1,968,697)
Cotton	123	12/2017	USD	4,209,675	48,886	—
Cotton	61	12/2017	USD	2,087,725	—	(15,157)
Gold 100 oz.	455	12/2017	USD	58,458,400	2,699,105	—
HRW Wheat	308	12/2017	USD	6,818,350	—	(644,221)
Lead	49	11/2017	USD	3,051,475	202,270	—
Lean Hogs	51	10/2017	USD	1,130,160	—	(34,003)
Lean Hogs	210	12/2017	USD	5,035,800	215,786	—
Live Cattle	301	12/2017	USD	13,876,100	365,016	—
Natural Gas	1,088	02/2018	USD	35,349,120	—	(271,307)
Nickel	197	11/2017	USD	12,361,947	—	(943,713)
NY Harbor ULSD	253	02/2018	USD	18,883,465	738,444	—
Primary Aluminum	576	11/2017	USD	30,081,600	860,381	—
RBOB Gasoline	261	02/2018	USD	17,565,509	474,884	—
Silver	238	12/2017	USD	19,844,440	—	(167,203)
Soybean	560	11/2017	USD	27,111,000	1,431,239	—
Soybean Meal	512	12/2017	USD	16,168,960	867,593	—
Soybean Oil	626	12/2017	USD	12,327,192	—	(118,560)
Sugar #11	678	02/2018	USD	10,706,976	—	(484,055)
Wheat	669	12/2017	USD	14,993,963	—	(436,776)
WTI Crude	623	10/2017	USD	32,190,410	1,643,437	—
Zinc	128	11/2017	USD	10,138,400	506,759	—
Total					11,771,077	(6,446,177)
Columbia Variable Portfolio – Commodity Strategy Fund | Quarterly Report 2017	1

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, September 30, 2017 (Unaudited)
Notes to Consolidated Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at September 30, 2017.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	103,480,690	400,299,344	(397,729,095)	106,050,939	(1,396)	2,589	644,083	106,050,939
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Consolidated Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
2	Columbia Variable Portfolio – Commodity Strategy Fund | Quarterly Report 2017

Consolidated Portfolio of Investments   (continued)
Columbia Variable Portfolio – Commodity Strategy Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Treasury Bills	134,428,104	—	—	—	134,428,104
U.S. Government & Agency Obligations	—	217,390,294	—	—	217,390,294
Money Market Funds	—	—	—	106,050,939	106,050,939
Total Investments	134,428,104	217,390,294	—	106,050,939	457,869,337
Derivatives
Asset
Futures Contracts	11,771,077	—	—	—	11,771,077
Liability
Futures Contracts	(6,446,177)	—	—	—	(6,446,177)
Total	139,753,004	217,390,294	—	106,050,939	463,194,237
See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Variable Portfolio – Commodity Strategy Fund | Quarterly Report 2017	3

Portfolio of Investments
Columbia Variable Portfolio – Disciplined Core Fund, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 99.5%
Issuer	Shares	Value ($)
Consumer Discretionary 11.7%
Hotels, Restaurants & Leisure 2.3%
Darden Restaurants, Inc.	691,700	54,492,126
Royal Caribbean Cruises Ltd.	539,600	63,964,184
Total		118,456,310
Household Durables 0.1%
PulteGroup, Inc.	198,900	5,435,937
Internet & Direct Marketing Retail 0.6%
Amazon.com, Inc.(a)	9,600	9,228,960
Expedia, Inc.	128,100	18,438,714
Liberty Interactive Corp., Class A(a)	259,400	6,114,058
Total		33,781,732
Leisure Products 0.6%
Hasbro, Inc.	316,500	30,912,555
Media 3.3%
Charter Communications, Inc., Class A(a)	279,200	101,466,864
Comcast Corp., Class A	994,100	38,252,968
News Corp., Class A	2,667,700	35,373,702
Total		175,093,534
Specialty Retail 4.2%
Best Buy Co., Inc.	1,523,500	86,778,560
Ross Stores, Inc.	1,157,400	74,733,318
TJX Companies, Inc. (The)	838,100	61,793,113
Total		223,304,991
Textiles, Apparel & Luxury Goods 0.6%
Ralph Lauren Corp.	374,500	33,064,605
Total Consumer Discretionary		620,049,664
Consumer Staples 8.7%
Food & Staples Retailing 3.9%
CVS Health Corp.	1,018,500	82,824,420
SYSCO Corp.	219,800	11,858,210
Wal-Mart Stores, Inc.	1,426,200	111,443,268
Total		206,125,898
Food Products 1.6%
Tyson Foods, Inc., Class A	1,195,200	84,201,840
Household Products 0.9%
Procter & Gamble Co. (The)	503,700	45,826,626
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 2.3%
Altria Group, Inc.	1,798,000	114,029,160
Philip Morris International, Inc.	89,900	9,979,799
Total		124,008,959
Total Consumer Staples		460,163,323
Energy 5.8%
Energy Equipment & Services 0.3%
Halliburton Co.	294,100	13,537,423
Oil, Gas & Consumable Fuels 5.5%
Chevron Corp.	674,000	79,195,000
ConocoPhillips	2,161,200	108,168,060
Valero Energy Corp.	1,375,700	105,832,601
Total		293,195,661
Total Energy		306,733,084
Financials 14.1%
Banks 6.7%
Bank of America Corp.	5,787,000	146,642,580
Citizens Financial Group, Inc.	410,500	15,545,635
JPMorgan Chase & Co.	1,729,700	165,203,647
PNC Financial Services Group, Inc. (The)	161,100	21,711,447
Zions Bancorporation	120,600	5,689,908
Total		354,793,217
Capital Markets 3.1%
Franklin Resources, Inc.	981,900	43,704,369
S&P Global, Inc.	684,400	106,978,564
T. Rowe Price Group, Inc.	129,200	11,711,980
Total		162,394,913
Consumer Finance 0.1%
Navient Corp.	469,900	7,057,898
Insurance 4.2%
Allstate Corp. (The)	997,400	91,671,034
Everest Re Group Ltd.	40,300	9,204,117
Marsh & McLennan Companies, Inc.	913,200	76,535,292
Prudential Financial, Inc.	401,500	42,687,480
Total		220,097,923
Total Financials		744,343,951

Columbia Variable Portfolio – Disciplined Core Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Disciplined Core Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 14.8%
Biotechnology 3.2%
Alexion Pharmaceuticals, Inc.(a)	197,800	27,749,362
Biogen, Inc.(a)	101,400	31,750,368
BioMarin Pharmaceutical, Inc.(a)	133,800	12,452,766
Celgene Corp.(a)	239,300	34,894,726
Gilead Sciences, Inc.	301,100	24,395,122
TESARO, Inc.(a)	74,800	9,656,680
Vertex Pharmaceuticals, Inc.(a)	187,700	28,537,908
Total		169,436,932
Health Care Equipment & Supplies 1.9%
Baxter International, Inc.	1,626,200	102,044,050
Health Care Providers & Services 3.0%
Centene Corp.(a)	988,100	95,618,437
Express Scripts Holding Co.(a)	1,007,800	63,813,896
Total		159,432,333
Pharmaceuticals 6.7%
Johnson & Johnson	524,100	68,138,241
Mallinckrodt PLC(a)	471,300	17,612,481
Merck & Co., Inc.	1,956,300	125,261,889
Pfizer, Inc.	3,908,900	139,547,730
Total		350,560,341
Total Health Care		781,473,656
Industrials 10.1%
Aerospace & Defense 3.2%
Boeing Co. (The)	523,900	133,180,619
United Technologies Corp.	282,100	32,746,168
Total		165,926,787
Airlines 1.7%
Southwest Airlines Co.	1,620,000	90,687,600
Electrical Equipment 1.3%
Rockwell Automation, Inc.	375,900	66,989,139
Industrial Conglomerates 2.1%
Honeywell International, Inc.	787,200	111,577,728
Machinery 0.5%
Ingersoll-Rand PLC	269,800	24,058,066
Professional Services 0.1%
Common Stocks (continued)
Issuer	Shares	Value ($)
Nielsen Holdings PLC	177,800	7,369,810
Trading Companies & Distributors 1.2%
WW Grainger, Inc.	355,500	63,901,125
Total Industrials		530,510,255
Information Technology 22.7%
Communications Equipment 3.0%
Cisco Systems, Inc.	3,565,000	119,890,950
F5 Networks, Inc.(a)	336,700	40,592,552
Total		160,483,502
Internet Software & Services 6.0%
Alphabet, Inc., Class A(a)	55,800	54,333,576
Facebook, Inc., Class A(a)	981,100	167,640,557
VeriSign, Inc.(a)	868,500	92,399,715
Total		314,373,848
IT Services 2.0%
MasterCard, Inc., Class A	756,900	106,874,280
Semiconductors & Semiconductor Equipment 2.7%
Broadcom Ltd.	431,000	104,534,740
Intel Corp.	964,700	36,735,776
Total		141,270,516
Software 6.6%
Adobe Systems, Inc.(a)	584,400	87,180,792
Cadence Design Systems, Inc.(a)	183,500	7,242,745
Electronic Arts, Inc.(a)	777,600	91,803,456
Microsoft Corp.	2,175,200	162,030,648
Total		348,257,641
Technology Hardware, Storage & Peripherals 2.4%
Apple, Inc.(b)	811,500	125,068,380
Total Information Technology		1,196,328,167
Materials 2.7%
Chemicals 2.3%
Eastman Chemical Co.	73,100	6,614,819
LyondellBasell Industries NV, Class A	1,066,800	105,666,540
Monsanto Co.	83,000	9,945,060
Total		122,226,419

2	Columbia Variable Portfolio – Disciplined Core Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Disciplined Core Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 0.4%
Packaging Corp. of America	168,900	19,369,452
Total Materials		141,595,871
Real Estate 3.1%
Equity Real Estate Investment Trusts (REITS) 3.1%
American Tower Corp.	733,800	100,295,784
Host Hotels & Resorts, Inc.	1,415,800	26,178,142
SBA Communications Corp.(a)	275,600	39,700,180
Total		166,174,106
Total Real Estate		166,174,106
Telecommunication Services 2.4%
Diversified Telecommunication Services 2.4%
AT&T, Inc.	3,257,000	127,576,690
Total Telecommunication Services		127,576,690
Utilities 3.4%
Electric Utilities 1.5%
Entergy Corp.	1,038,400	79,292,224
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 1.9%
Ameren Corp.	340,300	19,682,952
CenterPoint Energy, Inc.	2,695,800	78,744,318
Total		98,427,270
Total Utilities		177,719,494
Total Common Stocks (Cost $4,496,508,115)		5,252,668,261

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(c),(d)	28,941,071	28,941,071
Total Money Market Funds (Cost $28,941,071)		28,941,071
Total Investments (Cost: $4,525,449,186)		5,281,609,332
Other Assets & Liabilities, Net		(4,727,372)
Net Assets		5,276,881,960

At September 30, 2017, securities and/or cash totaling $2,311,800 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	259	12/2017	USD	32,583,495	666,975	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2017.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	19,792,593	281,104,961	(271,956,483)	28,941,071	(766)	793	216,395	28,941,071
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Disciplined Core Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Disciplined Core Fund, September 30, 2017 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	620,049,664	—	—	—	620,049,664
Consumer Staples	460,163,323	—	—	—	460,163,323
Energy	306,733,084	—	—	—	306,733,084
Financials	744,343,951	—	—	—	744,343,951
Health Care	781,473,656	—	—	—	781,473,656
Industrials	530,510,255	—	—	—	530,510,255
Information Technology	1,196,328,167	—	—	—	1,196,328,167
Materials	141,595,871	—	—	—	141,595,871
4	Columbia Variable Portfolio – Disciplined Core Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Disciplined Core Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Real Estate	166,174,106	—	—	—	166,174,106
Telecommunication Services	127,576,690	—	—	—	127,576,690
Utilities	177,719,494	—	—	—	177,719,494
Total Common Stocks	5,252,668,261	—	—	—	5,252,668,261
Money Market Funds	—	—	—	28,941,071	28,941,071
Total Investments	5,252,668,261	—	—	28,941,071	5,281,609,332
Derivatives
Asset
Futures Contracts	666,975	—	—	—	666,975
Total	5,253,335,236	—	—	28,941,071	5,282,276,307
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Variable Portfolio – Disciplined Core Fund | Quarterly Report 2017	5

Portfolio of Investments
Columbia Variable Portfolio – Balanced Fund, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Non-Agency 3.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Credit Acceptance Receivables Trust(a)
Series 2016-1A Class A
05/12/2020	2.370%	18,325	18,327
Series 2016-3 Class A
11/12/2020	1.700%	307,693	307,309
Series 2016-4 Class A
06/12/2020	1.500%	623,988	623,326
ARI Fleet Lease Trust(a)
Series 2015-A Class A2
11/15/2018	1.110%	77,595	77,540
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2016-2A Class A
11/20/2022	2.720%	800,000	800,035
BMW Vehicle Lease Trust
Series 2016-2 Class A2
01/22/2019	1.230%	262,558	262,319
CarFinance Capital Auto Trust(a)
Series 2015-1A Class A
06/15/2021	1.750%	110,059	109,958
CCG Receivables Trust(a)
Series 2015-1 Class A2
11/14/2018	1.460%	293,624	293,367
Chesapeake Funding II LLC(a)
Series 2017-3A Class A1
08/15/2029	1.910%	615,000	613,883
Chrysler Capital Auto Receivables Trust(a)
Series 2016-BA Class A3
07/15/2021	1.640%	1,850,000	1,844,473
Conn’s Receivables Funding LLC(a)
Series 2016-B Class A
10/15/2018	3.730%	74,328	74,382
Diamond Resorts Owner Trust(a)
Series 2013-2 Class A
05/20/2026	2.270%	148,074	147,546
DT Auto Owner Trust(a)
Series 2016-4A Class A
11/15/2019	1.440%	342,798	342,673
Exeter Automobile Receivables Trust(a)
Series 2015-2A Class A
11/15/2019	1.540%	16,202	16,202
Series 2015-3A Class A
03/16/2020	2.000%	76,647	76,651
Series 2016-1A Class A
07/15/2020	2.350%	120,664	120,633
Series 2016-3A Class A
11/16/2020	1.840%	310,703	309,819
Ford Credit Auto Owner Trust(a)
Series 2017-1 Class A
08/15/2028	2.620%	2,600,000	2,628,929
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Credit Floorplan Master Owner Trust
Series 2015-1 Class A1
01/15/2020	1.420%	937,000	936,843
Ford Credit Floorplan Master Owner Trust A
Series 2016-5 Class 1A
11/15/2021	1.950%	1,375,000	1,375,585
Series 2017-1 Class A1
05/15/2022	2.070%	1,650,000	1,655,443
GM Financial Automobile Leasing Trust
Series 2016-3 Class A3
12/20/2019	1.610%	460,000	458,504
Series 2017-2 Class A3
09/21/2020	2.020%	725,000	725,842
GMF Floorplan Owner Revolving Trust(a)
Series 2017-1 Class A1
01/18/2022	2.220%	900,000	903,286
Hertz Fleet Lease Funding LP(a)
Series 2016-1 Class A2
04/10/2030	1.960%	1,405,052	1,402,585
Hertz Vehicle Financing LLC(a)
Series 2016-3A Class A
07/25/2020	2.270%	1,025,000	1,020,220
Hilton Grand Vacations Trust(a)
Series 2013-A Class A
01/25/2026	2.280%	303,766	302,677
Series 2014-AA Class A
11/25/2026	1.770%	447,304	441,646
Hyundai Auto Lease Securitization Trust(a)
Series 2017-A Class A2A
07/15/2019	1.560%	684,800	684,274
Hyundai Floorplan Master Owner Trust(a)
Series 2016-1A Class A2
03/15/2021	1.810%	1,815,000	1,813,559
John Deere Owner Trust
Series 2017-B Class A3
10/15/2021	1.820%	660,000	659,621
Kubota Credit Owner Trust(a)
Series 2016-1A Class A3
07/15/2020	1.500%	675,000	670,850
MVW Owner Trust(a)
Series 2015-1A Class A
12/20/2032	2.520%	282,789	279,818
Series 2016-1A Class A
12/20/2033	2.250%	719,949	709,356
Navitas Equipment Receivables LLC(a)
Series 2016-1 Class A2
06/15/2021	2.200%	579,683	579,348

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
New York City Tax Lien Trust(a)
Series 2016-A Class A
11/10/2029	1.470%	161,236	160,167
Series 2017-A Class A
11/10/2030	1.870%	850,000	850,000
Nissan Auto Lease Trust
Series 2017-A Class A3
04/15/2020	1.910%	650,000	650,470
OneMain Direct Auto Receivables Trust(a)
Series 2016-1A Class A
01/15/2021	2.040%	105,162	105,240
Santander Drive Auto Receivables Trust
Series 2016-3 Class A2
11/15/2019	1.340%	410,375	410,185
Sierra Timeshare Receivables Funding LLC(a)
Series 2016-3A Class A
10/20/2033	2.430%	758,921	744,793
SLM Private Education Loan Trust(a)
Series 2012-A Class A2
01/17/2045	3.830%	1,028,353	1,044,183
SMART ABS Trust
Series 2015-1US Class A3A
09/14/2018	1.500%	63,796	63,778
SMB Private Education Loan Trust(a),(b)
Series 2015-B Class A1
1-month USD LIBOR + 0.700% 02/15/2023	1.926%	22,389	22,390
SoFi Consumer Loan Program LLC(a)
Series 2017-4 Class A
05/26/2026	2.500%	899,934	899,453
TAL Advantage V LLC(a)
Series 2014-2A Class A1
05/20/2039	1.700%	126,814	126,582
Verizon Owner Trust(a)
Series 2016-1A Class A
01/20/2021	1.420%	1,550,000	1,542,457
Series 2016-2A Class A
05/20/2021	1.680%	2,000,000	1,993,686
Series 2017-1A Class A
09/20/2021	2.060%	875,000	877,339
Series 2017-2A Class A
12/20/2021	1.920%	475,000	474,585
Westlake Automobile Receivables Trust(a)
Series 2016-3A Class A2
10/15/2019	1.420%	650,966	650,338
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
World Omni Auto Receivables Trust
Series 2017-A Class A3
09/15/2022	1.930%	2,600,000	2,602,615
Total Asset-Backed Securities — Non-Agency (Cost $36,548,827)			36,505,090

Commercial Mortgage-Backed Securities - Agency 1.9%

Government National Mortgage Association
Series 2012-25 Class A
11/16/2042	2.575%	1,085,115	1,086,537
Series 2013-12 Class A
10/16/2042	1.410%	1,495,526	1,463,780
Series 2013-126 Class AB
04/16/2038	1.540%	833,483	821,319
Series 2013-146 Class AH
08/16/2040	2.000%	704,249	699,781
Series 2013-17 Class AH
10/16/2043	1.558%	753,360	735,947
Series 2013-194 Class AB
05/16/2038	2.250%	478,375	479,308
Series 2013-2 Class AB
12/16/2042	1.600%	501,185	496,697
Series 2013-30 Class A
05/16/2042	1.500%	1,329,143	1,301,639
Series 2013-32 Class AB
01/16/2042	1.900%	525,646	517,191
Series 2013-33 Class A
07/16/2038	1.061%	1,456,877	1,422,566
Series 2013-40 Class A
10/16/2041	1.511%	782,017	767,968
Series 2013-45 Class A
10/16/2040	1.450%	1,420,375	1,402,258
Series 2013-50 Class AH
06/16/2039	2.100%	854,230	848,928
Series 2013-57 Class A
06/16/2037	1.350%	1,945,323	1,903,912
Series 2013-61 Class A
01/16/2043	1.450%	916,675	890,583
Series 2013-73 Class AE
01/16/2039	1.350%	1,542,123	1,513,293
Series 2013-78 Class AB
07/16/2039	1.624%	942,456	924,144
Series 2014-24 Class BA
07/16/2038	2.100%	595,148	592,850
Series 2014-47 Class AB
08/16/2040	2.250%	71,773	71,747

2	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2017 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014-64 Class A
02/16/2045	2.200%	520,352	518,968
Series 2014-67 Class AE
05/16/2039	2.150%	298,170	300,998
Series 2015-109 Class A
02/16/2040	2.528%	486,501	485,666
Series 2015-21 Class A
11/16/2042	2.600%	727,541	729,067
Series 2015-5 Class KA
11/16/2039	2.500%	416,863	415,285
Series 2015-78 Class A
06/16/2040	2.918%	993,867	999,354
Series 2015-85 Class AF
05/16/2044	2.400%	375,536	375,038
Total Commercial Mortgage-Backed Securities - Agency (Cost $22,196,386)			21,764,824

Commercial Mortgage-Backed Securities - Non-Agency 2.2%

American Homes 4 Rent(a)
Series 2015-SFR1 Class A
04/17/2052	3.467%	1,266,446	1,310,767
American Homes 4 Rent Trust(a)
Series 2014-SFR2 Class A
10/17/2036	3.786%	1,235,594	1,301,910
Series 2014-SFR3 Class A
12/17/2036	3.678%	1,373,260	1,438,546
Series 2015-SFR2 Class A
10/17/2045	3.732%	749,838	788,546
Americold 2010 LLC Trust(a)
Series 2010-ARTA Class A1
01/14/2029	3.847%	253,222	259,996
CGGS Commercial Mortgage Trust(a)
Series 2016-RNDA Class AFX
02/10/2033	2.757%	2,017,642	2,022,813
Colony Multifamily Mortgage Trust(a)
Series 2014-1 Class A
04/20/2050	2.543%	146,488	145,551
Commercial Mortgage Pass-Through Certificates
Series 2014-CR14 Class A2
02/10/2047	3.147%	1,675,000	1,695,838
Commercial Mortgage Trust
Series 2013-CR6 Class A2
03/10/2046	2.122%	1,428,737	1,429,729
Series 2013-LC13 Class A2
08/10/2046	3.009%	2,725,000	2,753,770
DBUBS Mortgage Trust(a)
Series 2011-LC1A Class A3
11/10/2046	5.002%	225,000	240,257
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
General Electric Capital Assurance Co.(a)
Series 2003-1 Class A5
05/12/2035	5.743%	165,708	169,590
GS Mortgage Securities Trust(a)
Series 2011-GC3 Class A4
03/10/2044	4.753%	1,059,467	1,125,486
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14 Class A2
08/15/2046	3.019%	850,929	860,856
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2009-IWST Class A2
12/05/2027	5.633%	500,000	529,698
Series 2010-CNTR Class A2
08/05/2032	4.311%	700,000	728,361
Series 2011-C3 Class A4
02/15/2046	4.717%	650,000	694,173
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 Class A1
08/15/2047	1.551%	541,453	540,285
Morgan Stanley Capital I Trust(a)
Series 2011-C1 Class A4
09/15/2047	5.033%	450,000	483,093
Morgan Stanley Capital I Trust
Series 2016-BNK2 Class A2
11/15/2049	2.454%	975,000	976,020
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A5
12/10/2045	2.850%	2,748,366	2,782,346
WF-RBS Commercial Mortgage Trust
Series 2012-C9 Class A3
11/15/2045	2.870%	1,725,000	1,750,895
Series 2012-C9 Class ASB
11/15/2045	2.445%	925,000	932,477
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $24,796,225)			24,961,003

Common Stocks 61.6%
Issuer	Shares	Value ($)
Consumer Discretionary 7.2%
Hotels, Restaurants & Leisure 1.4%
Marriott International, Inc., Class A	22,881	2,522,859
McDonald’s Corp.	34,635	5,426,612
Royal Caribbean Cruises Ltd.	15,840	1,877,674
Starbucks Corp.	123,350	6,625,128
Total		16,452,273

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 0.2%
Newell Brands, Inc.	68,530	2,924,175
Internet & Direct Marketing Retail 0.5%
Expedia, Inc.	16,655	2,397,321
Liberty Interactive Corp., Class A(c)	132,030	3,111,947
Total		5,509,268
Media 1.7%
Comcast Corp., Class A	473,924	18,236,595
Walt Disney Co. (The)	7,235	713,154
Total		18,949,749
Multiline Retail 0.5%
Dollar General Corp.	67,450	5,466,823
Specialty Retail 1.6%
AutoZone, Inc.(c)	5,739	3,415,336
Lowe’s Companies, Inc.	180,544	14,432,688
Total		17,848,024
Textiles, Apparel & Luxury Goods 1.3%
Coach, Inc.	165,295	6,658,082
PVH Corp.	61,831	7,794,416
Total		14,452,498
Total Consumer Discretionary		81,602,810
Consumer Staples 3.8%
Beverages 0.7%
PepsiCo, Inc.	70,314	7,835,089
Food & Staples Retailing 0.9%
CVS Health Corp.	35,006	2,846,688
SYSCO Corp.	130,630	7,047,489
Total		9,894,177
Food Products 0.5%
Kellogg Co.	103,260	6,440,326
Tobacco 1.7%
Philip Morris International, Inc.	177,510	19,705,385
Total Consumer Staples		43,874,977
Energy 4.6%
Energy Equipment & Services 0.7%
Halliburton Co.	175,735	8,089,082
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 3.9%
Canadian Natural Resources Ltd.	290,829	9,739,863
Chevron Corp.	104,271	12,251,843
EOG Resources, Inc.	77,103	7,458,944
Exxon Mobil Corp.	179,350	14,703,113
Total		44,153,763
Total Energy		52,242,845
Financials 10.9%
Banks 5.3%
Citigroup, Inc.	296,938	21,599,270
JPMorgan Chase & Co.	222,005	21,203,698
Wells Fargo & Co.	314,216	17,329,012
Total		60,131,980
Capital Markets 2.8%
Bank of New York Mellon Corp. (The)	271,521	14,396,044
BlackRock, Inc.	4,338	1,939,476
Invesco Ltd.	48,962	1,715,629
Morgan Stanley	224,160	10,797,787
S&P Global, Inc.	19,130	2,990,210
Total		31,839,146
Diversified Financial Services 2.0%
Berkshire Hathaway, Inc., Class B(c)	126,017	23,101,436
Insurance 0.8%
Aon PLC	62,345	9,108,605
Total Financials		124,181,167
Health Care 10.8%
Biotechnology 2.6%
Alexion Pharmaceuticals, Inc.(c)	24,900	3,493,221
Biogen, Inc.(c)	36,705	11,493,070
Celgene Corp.(c)	85,200	12,423,864
Vertex Pharmaceuticals, Inc.(c)	13,614	2,069,872
Total		29,480,027
Health Care Equipment & Supplies 1.8%
Abbott Laboratories	163,229	8,709,900
Medtronic PLC	109,021	8,478,563
Zimmer Biomet Holdings, Inc.	33,380	3,908,464
Total		21,096,927

4	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 2.3%
Anthem, Inc.	29,460	5,593,865
Cardinal Health, Inc.	127,199	8,512,157
CIGNA Corp.	63,070	11,790,306
Total		25,896,328
Pharmaceuticals 4.1%
Allergan PLC	40,075	8,213,371
Bristol-Myers Squibb Co.	89,360	5,695,806
Johnson & Johnson	144,401	18,773,574
Pfizer, Inc.	381,835	13,631,510
Total		46,314,261
Total Health Care		122,787,543
Industrials 4.9%
Air Freight & Logistics 1.6%
FedEx Corp.	81,713	18,432,818
Building Products 0.5%
Johnson Controls International PLC	138,786	5,591,688
Electrical Equipment 0.6%
Eaton Corp. PLC	86,959	6,677,582
Industrial Conglomerates 2.0%
General Electric Co.	208,303	5,036,767
Honeywell International, Inc.	123,206	17,463,218
Total		22,499,985
Professional Services 0.2%
Nielsen Holdings PLC	71,900	2,980,255
Total Industrials		56,182,328
Information Technology 14.9%
Communications Equipment 1.3%
Cisco Systems, Inc.	329,395	11,077,554
Palo Alto Networks, Inc.(c)	22,910	3,301,331
Total		14,378,885
Internet Software & Services 4.6%
Alphabet, Inc., Class A(c)	10,574	10,296,115
Alphabet, Inc., Class C(c)	20,558	19,717,383
Facebook, Inc., Class A(c)	128,780	22,004,639
Total		52,018,137
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 2.6%
Fidelity National Information Services, Inc.	92,120	8,603,087
FleetCor Technologies, Inc.(c)	13,230	2,047,607
MasterCard, Inc., Class A	103,486	14,612,223
Total System Services, Inc.	77,220	5,057,910
Total		30,320,827
Semiconductors & Semiconductor Equipment 1.3%
Broadcom Ltd.	55,329	13,419,496
MACOM Technology Solutions Holdings, Inc.(c)	37,429	1,669,708
Total		15,089,204
Software 2.9%
Activision Blizzard, Inc.	142,440	9,188,804
Electronic Arts, Inc.(c)	12,513	1,477,285
Microsoft Corp.	300,888	22,413,147
Total		33,079,236
Technology Hardware, Storage & Peripherals 2.2%
Apple, Inc.	165,577	25,518,727
Total Information Technology		170,405,016
Materials 1.2%
Chemicals 0.7%
Sherwin-Williams Co. (The)	21,308	7,629,116
Containers & Packaging 0.5%
Ball Corp.	52,175	2,154,828
Sealed Air Corp.	83,410	3,563,275
Total		5,718,103
Total Materials		13,347,219
Real Estate 0.7%
Equity Real Estate Investment Trusts (REITS) 0.7%
American Tower Corp.	58,144	7,947,122
Total Real Estate		7,947,122
Telecommunication Services 1.8%
Diversified Telecommunication Services 1.8%
AT&T, Inc.	346,270	13,563,396
Verizon Communications, Inc.	149,125	7,380,196
Total		20,943,592
Total Telecommunication Services		20,943,592

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 0.8%
Electric Utilities 0.8%
Edison International	30,242	2,333,775
Southern Co. (The)	141,620	6,959,207
Total		9,292,982
Total Utilities		9,292,982
Total Common Stocks (Cost $563,181,379)		702,807,601

Corporate Bonds & Notes 11.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.3%
BAE Systems Holdings, Inc.(a)
10/07/2024	3.800%	840,000	875,409
Bombardier, Inc.(a)
12/01/2021	8.750%	26,000	27,882
L3 Technologies, Inc.
12/15/2026	3.850%	875,000	906,811
Lockheed Martin Corp.
05/15/2036	4.500%	1,125,000	1,229,838
Northrop Grumman Systems Corp.
02/15/2031	7.750%	357,000	503,421
TransDigm, Inc.
05/15/2025	6.500%	110,000	113,339
06/15/2026	6.375%	18,000	18,441
Total			3,675,141
Automotive 0.1%
Delphi Jersey Holdings PLC(a)
10/01/2025	5.000%	26,000	26,493
Ford Motor Co.
12/08/2026	4.346%	1,300,000	1,351,514
Gates Global LLC/Co.(a)
07/15/2022	6.000%	59,000	60,619
IHO Verwaltungs GmbH PIK(a)
09/15/2026	4.750%	31,000	31,592
Total			1,470,218
Banking 2.3%
Ally Financial, Inc.
03/30/2025	4.625%	65,000	68,138
Bank of America Corp.
01/24/2022	5.700%	1,700,000	1,910,633
Bank of New York Mellon Corp. (The)
05/15/2024	3.400%	1,000,000	1,033,726
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Barclays Bank PLC
05/15/2024	3.750%	1,000,000	1,038,100
BB&T Corp.(b)
3-month USD LIBOR + 0.530% 05/01/2019	1.841%	1,000,000	1,003,647
Capital One Financial Corp.
03/09/2027	3.750%	1,300,000	1,315,471
Citigroup, Inc.
10/21/2026	3.200%	1,900,000	1,870,523
Credit Suisse AG
09/09/2024	3.625%	750,000	779,100
Discover Financial Services
02/09/2027	4.100%	1,085,000	1,106,413
Fifth Third Bancorp
03/15/2022	3.500%	890,000	922,397
Goldman Sachs Group, Inc. (The)
07/08/2024	3.850%	2,000,000	2,083,274
HSBC Holdings PLC
05/25/2026	3.900%	1,400,000	1,464,943
Huntington National Bank (The)
08/07/2022	2.500%	925,000	919,063
ING Bank NV(a),(b)
3-month USD LIBOR + 1.130% 03/22/2019	2.453%	900,000	911,297
JPMorgan Chase & Co.
08/15/2021	4.350%	2,000,000	2,140,910
Morgan Stanley
01/20/2027	3.625%	1,250,000	1,265,678
PNC Bank NA
Subordinated
01/30/2023	2.950%	950,000	961,486
Regions Financial Corp.
08/14/2022	2.750%	900,000	899,674
State Street Corp.
11/20/2023	3.700%	850,000	908,591
Toronto-Dominion Bank (The)
09/11/2020	1.850%	875,000	871,339
U.S. Bancorp
Subordinated
04/27/2026	3.100%	775,000	771,221
Wells Fargo & Co.
Subordinated
02/13/2023	3.450%	1,700,000	1,742,792
Total			25,988,416
Brokerage/Asset Managers/Exchanges 0.0%
NFP Corp.(a)
07/15/2025	6.875%	31,000	31,426

6	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VFH Parent LLC/Orchestra Co-Issuer, Inc.(a)
06/15/2022	6.750%	11,000	11,441
Total			42,867
Building Materials 0.0%
American Builders & Contractors Supply Co., Inc.(a)
12/15/2023	5.750%	62,000	66,003
Beacon Roofing Supply, Inc.
10/01/2023	6.375%	53,000	56,438
CD&R Waterworks Merger Sub LLC(a)
08/15/2025	6.125%	13,000	13,330
HD Supply, Inc.(a)
04/15/2024	5.750%	22,000	23,534
US Concrete, Inc.
06/01/2024	6.375%	26,000	28,055
Total			187,360
Cable and Satellite 0.3%
Altice US Finance I Corp.(a)
05/15/2026	5.500%	68,000	71,810
CCO Holdings LLC/Capital Corp.(a)
05/01/2025	5.375%	97,000	100,493
02/15/2026	5.750%	33,000	34,644
05/01/2027	5.875%	22,000	23,092
Cequel Communications Holdings I LLC/Capital Corp.(a)
07/15/2025	7.750%	7,000	7,738
CSC Holdings LLC(a)
10/15/2025	6.625%	52,000	56,929
10/15/2025	10.875%	37,000	45,778
DISH DBS Corp.
11/15/2024	5.875%	71,000	74,413
07/01/2026	7.750%	79,000	90,560
NBCUniversal Media LLC
04/01/2041	5.950%	650,000	836,766
Sirius XM Radio, Inc.(a)
04/15/2025	5.375%	40,000	42,178
07/15/2026	5.375%	31,000	32,575
08/01/2027	5.000%	40,000	40,847
Sky PLC(a)
09/16/2024	3.750%	1,075,000	1,103,668
Time Warner Cable LLC
05/01/2037	6.550%	650,000	763,250
Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/2025	5.000%	86,000	90,503
Videotron Ltd.
07/15/2022	5.000%	55,000	59,489
Virgin Media Finance PLC(a)
01/15/2025	5.750%	105,000	108,724
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ziggo Secured Finance BV(a)
01/15/2027	5.500%	66,000	67,679
Total			3,651,136
Chemicals 0.3%
Angus Chemical Co.(a)
02/15/2023	8.750%	31,000	31,593
Atotech USA, Inc.(a)
02/01/2025	6.250%	55,000	55,892
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	41,000	42,748
Celanese U.S. Holdings LLC
11/15/2022	4.625%	850,000	916,107
Chemours Co. (The)
05/15/2025	7.000%	50,000	55,414
05/15/2027	5.375%	10,000	10,366
Dow Chemical Co. (The)
11/01/2029	7.375%	275,000	366,749
Eastman Chemical Co.
01/15/2020	2.700%	625,000	632,289
Eco Services Operations LLC/Finance Corp.(a)
11/01/2022	8.500%	34,000	35,472
INEOS Group Holdings SA(a)
08/01/2024	5.625%	33,000	34,298
Koppers, Inc.(a)
02/15/2025	6.000%	14,000	14,970
LYB International Finance BV
03/15/2044	4.875%	1,000,000	1,094,512
Platform Specialty Products Corp.(a)
05/01/2021	10.375%	28,000	30,512
02/01/2022	6.500%	42,000	43,481
PQ Corp.(a)
11/15/2022	6.750%	48,000	51,940
Tronox Finance PLC(a)
10/01/2025	5.750%	6,000	6,150
Venator Finance SARL/Materials LLC(a)
07/15/2025	5.750%	8,000	8,321
WR Grace & Co.(a)
10/01/2021	5.125%	29,000	31,454
Total			3,462,268
Construction Machinery 0.2%
Ashtead Capital, Inc.(a)
08/15/2027	4.375%	41,000	42,201
Caterpillar Financial Services Corp.
06/01/2022	2.850%	775,000	791,373

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
H&E Equipment Services, Inc.(a)
09/01/2025	5.625%	11,000	11,601
John Deere Capital Corp.
03/10/2020	2.050%	700,000	702,441
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	46,000	48,600
United Rentals North America, Inc.
10/15/2025	4.625%	22,000	22,272
09/15/2026	5.875%	61,000	66,247
05/15/2027	5.500%	33,000	35,177
01/15/2028	4.875%	14,000	14,068
01/15/2028	4.875%	11,000	11,056
Total			1,745,036
Consumer Cyclical Services 0.1%
Amazon.com, Inc.(a)
08/22/2024	2.800%	1,000,000	1,004,171
APX Group, Inc.
12/01/2020	8.750%	20,000	20,608
12/01/2022	7.875%	94,000	102,109
APX Group, Inc.(a)
09/01/2023	7.625%	49,000	51,460
Interval Acquisition Corp.
04/15/2023	5.625%	52,000	53,855
Total			1,232,203
Consumer Products 0.1%
Prestige Brands, Inc.(a)
03/01/2024	6.375%	62,000	66,783
Procter & Gamble Co. (The)
08/11/2027	2.850%	550,000	547,492
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	51,000	54,456
Spectrum Brands, Inc.
07/15/2025	5.750%	31,000	33,165
Springs Industries, Inc.
06/01/2021	6.250%	40,000	41,260
Tempur Sealy International, Inc.
10/15/2023	5.625%	18,000	18,937
Valvoline, Inc.(a)
07/15/2024	5.500%	41,000	43,722
08/15/2025	4.375%	26,000	26,446
Total			832,261
Diversified Manufacturing 0.0%
Entegris, Inc.(a)
04/01/2022	6.000%	39,000	40,670
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SPX FLOW, Inc.(a)
08/15/2026	5.875%	38,000	40,200
TriMas Corp.(a)
10/15/2025	4.875%	23,000	23,195
WESCO Distribution, Inc.
06/15/2024	5.375%	15,000	15,798
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	20,000	22,597
Total			142,460
Electric 1.1%
AES Corp.
09/01/2027	5.125%	32,000	32,780
AES Corp. (The)
07/01/2021	7.375%	50,000	57,088
Arizona Public Service Co.
04/01/2042	4.500%	325,000	355,935
Calpine Corp.
01/15/2025	5.750%	31,000	29,288
CMS Energy Corp.
03/01/2024	3.875%	950,000	996,788
Consolidated Edison Co. of New York, Inc.
12/01/2045	4.500%	550,000	612,423
Dominion Energy, Inc.
10/01/2025	3.900%	800,000	834,689
DTE Energy Co.
04/15/2033	6.375%	610,000	774,377
Dynegy, Inc.
11/01/2024	7.625%	23,000	23,828
Dynegy, Inc.(a)
01/30/2026	8.125%	10,000	10,327
Emera US Finance LP
06/15/2026	3.550%	750,000	754,905
Indiana Michigan Power Co.
03/15/2037	6.050%	585,000	736,687
Nevada Power Co.
08/01/2018	6.500%	650,000	674,864
NextEra Energy Capital Holdings, Inc.
06/15/2023	3.625%	725,000	750,344
NextEra Energy Operating Partners LP(a)
09/15/2024	4.250%	11,000	11,257
09/15/2027	4.500%	18,000	18,346
NRG Energy, Inc.
05/01/2024	6.250%	7,000	7,310
05/15/2026	7.250%	8,000	8,596
01/15/2027	6.625%	28,000	29,384

8	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NRG Yield Operating LLC
08/15/2024	5.375%	71,000	74,481
09/15/2026	5.000%	21,000	21,819
Pacific Gas & Electric Co.
03/01/2037	5.800%	700,000	894,134
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	54,000	56,914
PPL Capital Funding, Inc.
06/01/2023	3.400%	1,000,000	1,030,045
Progress Energy, Inc.
03/01/2031	7.750%	500,000	709,305
Public Service Co. of Colorado
05/15/2025	2.900%	650,000	642,795
Southern California Edison Co.
09/01/2040	4.500%	350,000	389,400
Southern Co. (The)
07/01/2046	4.400%	1,100,000	1,139,431
WEC Energy Group, Inc.
06/15/2025	3.550%	950,000	978,878
Total			12,656,418
Finance Companies 0.1%
Aircastle Ltd.
02/15/2022	5.500%	15,000	16,422
GE Capital International Funding Co. Unlimited Co.
11/15/2020	2.342%	1,250,000	1,261,784
iStar, Inc.
04/01/2022	6.000%	27,000	27,933
09/15/2022	5.250%	22,000	22,331
Navient Corp.
06/15/2022	6.500%	20,000	21,220
01/25/2023	5.500%	53,000	53,622
10/25/2024	5.875%	7,000	7,117
OneMain Financial Holdings LLC(a)
12/15/2021	7.250%	76,000	79,265
Park Aerospace Holdings Ltd.(a)
08/15/2022	5.250%	17,000	17,693
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	25,000	26,303
Quicken Loans, Inc.(a)
05/01/2025	5.750%	48,000	50,572
Total			1,584,262
Food and Beverage 0.6%
Anheuser-Busch InBev Worldwide, Inc.
01/15/2042	4.950%	1,825,000	2,071,441
B&G Foods, Inc.
04/01/2025	5.250%	52,000	53,016
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chobani LLC/Finance Corp., Inc.(a)
04/15/2025	7.500%	36,000	39,290
ConAgra Foods, Inc.
01/25/2023	3.200%	750,000	764,643
Constellation Brands, Inc.
11/15/2024	4.750%	390,000	428,781
Diageo Investment Corp.
05/11/2022	2.875%	664,000	680,523
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	29,000	30,230
Kraft Heinz Foods Co.
07/15/2022	3.500%	850,000	878,494
Lamb Weston Holdings, Inc.(a)
11/01/2026	4.875%	65,000	68,172
Molson Coors Brewing Co.
05/01/2042	5.000%	700,000	784,569
PepsiCo, Inc.
03/05/2022	2.750%	560,000	573,975
Pinnacle Foods Finance LLC/Corp.
01/15/2024	5.875%	21,000	22,358
Post Holdings, Inc.(a)
03/01/2025	5.500%	22,000	22,850
08/15/2026	5.000%	48,000	47,924
03/01/2027	5.750%	76,000	78,310
Total			6,544,576
Gaming 0.1%
Boyd Gaming Corp.
05/15/2023	6.875%	17,000	18,207
04/01/2026	6.375%	16,000	17,427
CRC Escrow Issuer LLC/Finco, Inc.(a),(d)
10/15/2025	5.250%	16,000	16,000
Eldorado Resorts, Inc.
04/01/2025	6.000%	31,000	32,557
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%	4,000	4,368
International Game Technology PLC(a)
02/15/2022	6.250%	21,000	23,182
02/15/2025	6.500%	48,000	53,969
Jack Ohio Finance LLC/1 Corp.(a)
11/15/2021	6.750%	33,000	34,575
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
01/15/2028	4.500%	49,000	49,324
MGM Resorts International
03/15/2023	6.000%	54,000	59,554
09/01/2026	4.625%	44,000	44,593
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	25,000	25,921

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/2021	6.125%	11,000	11,125
Scientific Games International, Inc.(a)
01/01/2022	7.000%	51,000	54,070
Scientific Games International, Inc.
12/01/2022	10.000%	52,000	57,606
Tunica-Biloxi Gaming Authority(a),(e)
11/15/2016	0.000%	27,000	9,450
Wynn Las Vegas LLC/Capital Corp.(a)
05/15/2027	5.250%	24,000	24,414
Total			536,342
Health Care 0.4%
Acadia Healthcare Co., Inc.
03/01/2024	6.500%	40,000	43,002
Amsurg Corp.
07/15/2022	5.625%	22,000	22,951
Avantor, Inc.(a),(d)
10/01/2024	6.000%	25,000	25,572
Becton Dickinson and Co.
03/01/2023	3.300%	900,000	913,010
Cardinal Health, Inc.
06/15/2024	3.079%	725,000	729,662
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	46,000	46,910
CHS/Community Health Systems, Inc.
02/01/2022	6.875%	38,000	29,815
03/31/2023	6.250%	60,000	59,127
Covidien International Finance SA
06/15/2022	3.200%	700,000	722,324
Envision Healthcare Corp.(a)
12/01/2024	6.250%	17,000	18,213
Express Scripts Holding Co.
02/25/2026	4.500%	850,000	909,954
HCA, Inc.
03/15/2024	5.000%	56,000	59,716
04/15/2025	5.250%	89,000	96,195
02/15/2026	5.875%	30,000	32,207
06/15/2026	5.250%	15,000	16,140
Hill-Rom Holdings, Inc.(a)
02/15/2025	5.000%	33,000	34,183
McKesson Corp.
12/15/2022	2.700%	650,000	653,145
MEDNAX, Inc.(a)
12/01/2023	5.250%	61,000	63,727
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	68,000	72,972
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Quintiles IMS, Inc.(a)
05/15/2023	4.875%	24,000	24,992
10/15/2026	5.000%	13,000	13,790
SP Finco LLC(a)
07/01/2025	6.750%	32,000	30,106
Sterigenics-Nordion Holdings LLC(a)
05/15/2023	6.500%	40,000	41,565
Team Health Holdings, Inc.(a)
02/01/2025	6.375%	32,000	30,308
Tenet Healthcare Corp.(a)
01/01/2022	7.500%	5,000	5,293
07/15/2024	4.625%	49,000	48,560
05/01/2025	5.125%	29,000	28,608
08/01/2025	7.000%	27,000	25,269
Tenet Healthcare Corp.
06/15/2023	6.750%	29,000	27,814
Total			4,825,130
Healthcare Insurance 0.2%
Aetna, Inc.
06/15/2023	2.800%	1,000,000	1,006,020
Anthem, Inc.
08/15/2021	3.700%	400,000	417,097
Centene Corp.
02/15/2024	6.125%	62,000	67,050
01/15/2025	4.750%	27,000	28,007
Molina Healthcare, Inc.(a)
06/15/2025	4.875%	16,000	15,774
UnitedHealth Group, Inc.
01/15/2027	3.450%	1,000,000	1,033,895
WellCare Health Plans, Inc.
04/01/2025	5.250%	51,000	53,737
Total			2,621,580
Home Construction 0.0%
CalAtlantic Group, Inc.
12/15/2021	6.250%	36,000	39,678
11/15/2024	5.875%	27,000	29,497
Lennar Corp.
04/30/2024	4.500%	28,000	28,889
Meritage Homes Corp.
06/01/2025	6.000%	19,000	20,293
Taylor Morrison Communities, Inc./Holdings II(a)
03/01/2024	5.625%	46,000	47,913
Total			166,270

10	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Independent Energy 0.4%
Anadarko Petroleum Corp.
09/15/2036	6.450%	900,000	1,068,318
Callon Petroleum Co.
10/01/2024	6.125%	32,000	33,263
Canadian Natural Resources Ltd.
04/15/2024	3.800%	1,150,000	1,170,336
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	36,000	36,572
Continental Resources, Inc.
04/15/2023	4.500%	12,000	12,014
06/01/2024	3.800%	18,000	17,374
CrownRock LP/Finance, Inc.(a)
02/15/2023	7.750%	53,000	56,497
Diamondback Energy, Inc.
05/31/2025	5.375%	105,000	109,799
Extraction Oil & Gas, Inc.(a)
05/15/2024	7.375%	21,000	21,896
Extraction Oil & Gas, Inc./Finance Corp.(a)
07/15/2021	7.875%	20,000	21,101
Halcon Resources Corp.(a)
02/15/2025	6.750%	20,000	20,698
Laredo Petroleum, Inc.
01/15/2022	5.625%	29,000	29,216
03/15/2023	6.250%	42,000	43,557
Noble Energy, Inc.
03/01/2041	6.000%	700,000	795,234
Parsley Energy LLC/Finance Corp.(a)
01/15/2025	5.375%	59,000	60,185
08/15/2025	5.250%	56,000	56,809
PDC Energy, Inc.
09/15/2024	6.125%	53,000	55,277
RSP Permian, Inc.(a)
01/15/2025	5.250%	94,000	95,903
SM Energy Co.
09/15/2026	6.750%	60,000	60,096
Woodside Finance Ltd.(a)
03/05/2025	3.650%	1,000,000	1,003,707
WPX Energy, Inc.
01/15/2022	6.000%	68,000	70,395
09/15/2024	5.250%	16,000	16,087
Total			4,854,334
Integrated Energy 0.3%
BP Capital Markets PLC
09/19/2027	3.279%	1,000,000	998,723
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cenovus Energy, Inc.(a)
04/15/2027	4.250%	1,295,000	1,284,003
Suncor Energy, Inc.
12/01/2024	3.600%	750,000	774,248
Total			3,056,974
Leisure 0.0%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millenium Operations LLC(a)
04/15/2027	5.375%	32,000	33,648
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	23,000	23,802
LTF Merger Sub, Inc.(a)
06/15/2023	8.500%	21,000	22,272
Total			79,722
Life Insurance 0.6%
American International Group, Inc.
04/01/2026	3.900%	1,200,000	1,248,124
Brighthouse Financial, Inc.(a)
06/22/2027	3.700%	900,000	883,549
Five Corners Funding Trust(a)
11/15/2023	4.419%	1,075,000	1,159,155
MetLife Global Funding I(a)
12/18/2026	3.450%	550,000	565,996
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
09/30/2047	3.850%	870,000	860,080
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	1,100,000	1,120,391
Principal Financial Group, Inc.
05/15/2025	3.400%	1,000,000	1,021,916
Total			6,859,211
Media and Entertainment 0.4%
21st Century Fox America, Inc.
03/15/2033	6.550%	600,000	756,949
AMC Networks, Inc.
04/01/2024	5.000%	24,000	24,762
Discovery Communications LLC
06/01/2040	6.350%	700,000	809,943
Match Group, Inc.
06/01/2024	6.375%	42,000	45,725
MDC Partners, Inc.(a)
05/01/2024	6.500%	3,000	3,022
Netflix, Inc.(a)
11/15/2026	4.375%	114,000	114,550

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2017	11

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nielsen Luxembourg SARL(a)
02/01/2025	5.000%	56,000	58,288
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	43,000	45,118
RELX Capital, Inc.
10/15/2022	3.125%	700,000	709,373
Thomson Reuters Corp.
05/23/2043	4.500%	700,000	705,290
Time Warner, Inc.
01/15/2026	3.875%	1,150,000	1,167,989
Univision Communications, Inc.(a)
02/15/2025	5.125%	31,000	31,271
Total			4,472,280
Metals and Mining 0.1%
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%	25,000	26,558
Constellium NV(a)
05/15/2024	5.750%	76,000	76,581
Freeport-McMoRan, Inc.
11/14/2024	4.550%	72,000	72,311
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.(a)
12/15/2023	7.375%	45,000	48,808
HudBay Minerals, Inc.(a)
01/15/2025	7.625%	43,000	46,546
Novelis Corp.(a)
09/30/2026	5.875%	82,000	83,427
Steel Dynamics, Inc.(a)
09/15/2025	4.125%	9,000	9,059
Teck Resources Ltd.(a)
06/01/2024	8.500%	30,000	34,502
Teck Resources Ltd.
07/15/2041	6.250%	81,000	91,259
Vale Overseas Ltd.
01/11/2022	4.375%	875,000	910,649
Total			1,399,700
Midstream 0.6%
Andeavor Logistics LP/Tesoro Finance Corp.
05/01/2024	6.375%	20,000	21,726
01/15/2025	5.250%	72,000	77,015
Delek Logistics Partners LP(a)
05/15/2025	6.750%	31,000	31,181
Energy Transfer Equity LP
06/01/2027	5.500%	111,000	116,743
Enterprise Products Operating LLC
02/01/2041	5.950%	825,000	986,964
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Holly Energy Partners LP/Finance Corp.(a)
08/01/2024	6.000%	59,000	61,784
Kinder Morgan Energy Partners LP
03/01/2044	5.500%	1,175,000	1,232,081
MPLX LP
03/01/2027	4.125%	890,000	911,049
NGPL PipeCo LLC(a)
08/15/2022	4.375%	10,000	10,362
08/15/2027	4.875%	13,000	13,617
NuStar Logistics LP
04/28/2027	5.625%	33,000	34,963
Plains All American Pipeline LP/Finance Corp.
01/15/2037	6.650%	900,000	995,649
Southern Natural Gas Co. LLC(a)
03/15/2047	4.800%	625,000	679,916
Tallgrass Energy Partners LP/Finance Corp.(a)
09/15/2024	5.500%	14,000	14,389
01/15/2028	5.500%	9,000	9,146
Targa Resources Partners LP/Finance Corp.
03/15/2024	6.750%	28,000	30,192
02/01/2027	5.375%	79,000	82,368
Williams Companies, Inc. (The)
06/24/2024	4.550%	116,000	120,088
Williams Partners LP
03/04/2024	4.300%	1,125,000	1,186,557
Total			6,615,790
Natural Gas 0.2%
NiSource Finance Corp.
02/15/2044	4.800%	800,000	877,537
Sempra Energy
06/15/2027	3.250%	1,300,000	1,284,830
Total			2,162,367
Office REIT 0.1%
Boston Properties LP
02/01/2026	3.650%	900,000	916,457
Oil Field Services 0.0%
SESI LLC(a)
09/15/2024	7.750%	6,000	6,234
Weatherford International Ltd.
06/15/2021	7.750%	12,000	12,479
06/15/2023	8.250%	22,000	22,669
Total			41,382
Other Financial Institutions 0.0%
Icahn Enterprises LP/Finance Corp.
02/01/2022	6.250%	23,000	24,005

12	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other Industry 0.0%
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	26,000	27,040
Other REIT 0.1%
CyrusOne LP/Finance Corp.(a)
03/15/2024	5.000%	14,000	14,741
03/15/2027	5.375%	14,000	14,964
Duke Realty LP
04/15/2023	3.625%	875,000	900,255
Total			929,960
Packaging 0.0%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
05/15/2024	7.250%	62,000	68,063
02/15/2025	6.000%	43,000	45,495
Berry Global, Inc.
10/15/2022	6.000%	24,000	25,484
07/15/2023	5.125%	36,000	37,624
Multi-Color Corp.(a),(d)
11/01/2025	4.875%	25,000	25,269
Novolex (a)
01/15/2025	6.875%	16,000	16,611
Owens-Brockway Glass Container, Inc.(a)
01/15/2025	5.375%	16,000	17,180
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	29,000	29,502
Reynolds Group Issuer, Inc./LLC(a)
07/15/2024	7.000%	55,000	58,748
Total			323,976
Pharmaceuticals 0.4%
AbbVie, Inc.
05/14/2021	2.300%	625,000	624,583
Allergan Funding SCS
03/15/2035	4.550%	550,000	587,288
Amgen, Inc.
03/15/2040	5.750%	390,000	473,891
Eagle Holding Co., II LLC PIK(a)
05/15/2022	7.625%	8,000	8,298
Endo Dac/Finance LLC/Finco, Inc.(a),(f)
02/01/2025	6.000%	14,000	11,341
Gilead Sciences, Inc.
04/01/2024	3.700%	1,000,000	1,055,012
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	51,000	53,325
Roche Holdings, Inc.(a)
09/30/2024	3.350%	510,000	529,174
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Shire Acquisitions Investments Ireland DAC
09/23/2023	2.875%	925,000	918,961
Valeant Pharmaceuticals International, Inc.(a)
05/15/2023	5.875%	42,000	37,092
03/15/2024	7.000%	54,000	57,679
04/15/2025	6.125%	148,000	129,608
Total			4,486,252
Property & Casualty 0.5%
Berkshire Hathaway, Inc.
03/15/2023	2.750%	825,000	838,000
Chubb Corp. (The)(b)
Junior Subordinated
3-month USD LIBOR + 2.250% 04/15/2037	3.554%	875,000	870,064
CNA Financial Corp.
03/01/2026	4.500%	800,000	860,623
Hartford Financial Services Group, Inc. (The)
04/15/2022	5.125%	750,000	830,790
HUB International Ltd.(a)
10/01/2021	7.875%	70,000	72,849
Loews Corp.
05/15/2023	2.625%	1,000,000	1,000,167
Radian Group, Inc.
10/01/2024	4.500%	16,000	16,336
Transatlantic Holdings, Inc.
11/30/2039	8.000%	450,000	611,171
Total			5,100,000
Railroads 0.1%
CSX Corp.
03/15/2044	4.100%	800,000	801,018
Union Pacific Corp.
09/15/2037	3.600%	605,000	612,172
Total			1,413,190
Refining 0.0%
Marathon Petroleum Corp.
03/01/2041	6.500%	395,000	473,506
Restaurants 0.0%
1011778 BC ULC/New Red Finance, Inc.(a)
05/15/2024	4.250%	57,000	57,221
10/15/2025	5.000%	31,000	31,630
1011778 BC ULC/New Red Finance, Inc.(a),(g)
10/15/2025	5.000%	18,000	18,275
BC ULC/New Red Finance, Inc.(a)
01/15/2022	4.625%	44,000	45,035

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2017	13

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2026	5.250%	36,000	38,039
Total			190,200
Retail REIT 0.1%
Kimco Realty Corp.
06/01/2023	3.125%	1,100,000	1,099,436
Simon Property Group LP
02/01/2040	6.750%	415,000	559,102
Total			1,658,538
Retailers 0.2%
Asbury Automotive Group, Inc.
12/15/2024	6.000%	28,000	29,275
CVS Health Corp.
07/20/2022	3.500%	800,000	833,341
Hanesbrands, Inc.(a)
05/15/2024	4.625%	22,000	22,897
L Brands, Inc.
11/01/2035	6.875%	33,000	32,232
Lithia Motors, Inc.(a)
08/01/2025	5.250%	5,000	5,191
Lowe’s Companies, Inc.
05/03/2027	3.100%	550,000	549,492
Penske Automotive Group, Inc.
12/01/2024	5.375%	39,000	40,182
Target Corp.
04/15/2026	2.500%	750,000	717,887
Total			2,230,497
Supermarkets 0.1%
Kroger Co. (The)
01/15/2048	4.650%	985,000	956,508
Technology 0.5%
Apple, Inc.
02/09/2024	3.000%	1,300,000	1,332,031
Ascend Learning LLC(a)
08/01/2025	6.875%	13,000	13,688
Broadcom Corp./Cayman Finance Ltd.(a)
01/15/2024	3.625%	900,000	926,213
Camelot Finance SA(a)
10/15/2024	7.875%	26,000	27,979
CDK Global, Inc.(a)
06/01/2027	4.875%	17,000	17,450
Equinix, Inc.
01/15/2026	5.875%	42,000	46,095
05/15/2027	5.375%	64,000	69,351
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
First Data Corp.(a)
08/15/2023	5.375%	37,000	38,705
12/01/2023	7.000%	84,000	89,844
Gartner, Inc.(a)
04/01/2025	5.125%	55,000	58,044
Informatica LLC(a)
07/15/2023	7.125%	28,000	28,277
Iron Mountain, Inc.(a)
09/15/2027	4.875%	19,000	19,349
Microsoft Corp.
02/06/2024	2.875%	1,000,000	1,020,985
Oracle Corp.
04/15/2038	6.500%	750,000	1,033,630
PTC, Inc.
05/15/2024	6.000%	49,000	52,765
QUALCOMM, Inc.
05/20/2047	4.300%	700,000	716,914
Qualitytech LP/Finance Corp.
08/01/2022	5.875%	31,000	32,300
Sensata Technologies UK Financing Co. PLC(a)
02/15/2026	6.250%	44,000	48,096
Solera LLC/Finance, Inc.(a)
03/01/2024	10.500%	34,000	38,694
Symantec Corp.(a)
04/15/2025	5.000%	54,000	56,430
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	19,000	19,268
VeriSign, Inc.
07/15/2027	4.750%	47,000	48,399
Total			5,734,507
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.
04/01/2023	5.500%	4,000	4,090
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	48,000	48,027
ERAC USA Finance LLC(a)
10/15/2037	7.000%	500,000	656,560
Hertz Corp. (The)(a)
06/01/2022	7.625%	29,000	29,868
10/15/2024	5.500%	12,000	10,824
Total			749,369
Wireless 0.2%
Rogers Communications, Inc.
11/15/2026	2.900%	1,050,000	1,014,154

14	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SBA Communications Corp.
09/01/2024	4.875%	155,000	159,811
SFR Group SA(a)
05/01/2026	7.375%	75,000	81,044
Sprint Communications, Inc.(a)
03/01/2020	7.000%	82,000	89,726
Sprint Corp.
02/15/2025	7.625%	168,000	192,937
T-Mobile USA, Inc.
01/15/2026	6.500%	94,000	103,802
Wind Acquisition Finance SA(a)
04/30/2020	6.500%	11,000	11,385
04/23/2021	7.375%	17,000	17,678
Total			1,670,537
Wirelines 0.6%
AT&T, Inc.
08/15/2040	6.000%	1,650,000	1,858,446
CenturyLink, Inc.
04/01/2024	7.500%	31,000	32,096
04/01/2025	5.625%	23,000	22,033
Deutsche Telekom International Finance BV(a)
09/19/2023	2.485%	1,000,000	978,777
Frontier Communications Corp.
04/15/2024	7.625%	45,000	34,255
01/15/2025	6.875%	26,000	19,143
09/15/2025	11.000%	6,000	5,093
Level 3 Financing, Inc.
02/01/2023	5.625%	19,000	19,567
01/15/2024	5.375%	10,000	10,249
03/15/2026	5.250%	40,000	41,044
Orange SA
07/08/2019	5.375%	875,000	926,274
Telecom Italia Capital SA
09/30/2034	6.000%	15,000	16,577
Telecom Italia SpA(a)
05/30/2024	5.303%	27,000	29,339
Telefonica Emisiones SAU
06/20/2036	7.045%	550,000	733,369
Verizon Communications, Inc.
08/10/2033	4.500%	1,625,000	1,666,324
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	107,000	113,369
Total			6,505,955
Total Corporate Bonds & Notes (Cost $130,621,072)			134,296,201

Foreign Government Obligations(h) 0.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.3%
NOVA Chemicals Corp.(a)
06/01/2024	4.875%	32,000	32,419
Province of Ontario
05/21/2020	1.875%	1,825,000	1,823,009
Province of Quebec
07/29/2020	3.500%	1,700,000	1,772,784
Total			3,628,212
Mexico 0.1%
Petroleos Mexicanos(a)
03/13/2027	6.500%	1,300,000	1,439,876
United Arab Emirates 0.0%
DAE Funding LLC(a)
08/01/2024	5.000%	23,000	23,560
Total Foreign Government Obligations (Cost $4,966,616)			5,091,648

Inflation-Indexed Bonds 0.6%

United States 0.6%
U.S. Treasury Inflation-Indexed Bond
04/15/2020	0.125%	7,369,436	7,407,286
Total Inflation-Indexed Bonds (Cost $7,381,797)			7,407,286

Residential Mortgage-Backed Securities - Agency 7.8%

Federal Home Loan Mortgage Corp.
05/01/2018- 02/01/2038	5.500%	548,369	610,024
08/01/2018- 05/01/2041	5.000%	1,154,754	1,260,778
01/01/2030- 05/01/2046	3.500%	27,468,583	28,399,598
01/01/2032- 07/01/2043	3.000%	3,156,126	3,195,526
04/01/2032- 06/01/2037	6.000%	342,289	386,843
04/01/2032	7.000%	54,664	62,336
05/01/2032- 07/01/2032	6.500%	508,719	563,881
05/01/2039- 08/01/2041	4.500%	2,899,077	3,120,245
01/01/2045- 12/01/2045	4.000%	8,523,044	8,976,838

Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2017	15

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association
02/01/2018- 12/01/2028	6.000%	95,991	108,311
03/01/2026- 12/01/2032	7.000%	708,788	759,635
04/01/2026- 07/01/2046	3.500%	22,952,163	23,750,700
11/01/2026- 09/01/2040	4.000%	2,438,745	2,566,031
08/01/2028- 09/01/2032	6.500%	168,649	188,719
04/01/2031- 10/01/2046	3.000%	8,509,274	8,730,313
02/01/2038- 03/01/2038	5.500%	416,668	465,408
Federal National Mortgage Association(g)
03/01/2032	3.500%	1,384,759	1,444,727
Federal National Mortgage Association(i)
10/01/2040	4.500%	596,140	645,111
Government National Mortgage Association(d)
10/23/2047	4.000%	3,525,000	3,712,128
Total Residential Mortgage-Backed Securities - Agency (Cost $88,102,142)			88,947,152

Residential Mortgage-Backed Securities - Non-Agency 1.5%

Angel Oak Mortgage Trust LLC(a),(j)
CMO Series 2017-1 Class A1
01/25/2047	2.810%	529,986	529,881
Bayview Opportunity Master Fund IVA Trust(a)
CMO Series 2016-SPL1 Class A
04/28/2055	4.000%	677,081	701,148
COLT Mortgage Loan Trust(a)
CMO Series 2016-1 Class A1
05/25/2046	3.000%	179,748	182,729
COLT Mortgage Loan Trust(a),(j)
CMO Series 2016-2 Class A1
09/25/2046	2.750%	487,671	494,662
CMO Series 2017-1 Class A1
05/27/2047	2.614%	947,543	948,397
Deephaven Residential Mortgage Trust(a),(j)
CMO Series 2017-1A Class A1
12/26/2046	2.725%	940,499	940,728
MFA Trust(a),(j)
CMO Series 2017-RPL1 Class A1
02/25/2057	2.588%	1,155,346	1,157,276
Mill City Mortgage Trust(a)
CMO Series 2016-1 Class A1
04/25/2057	2.500%	765,682	764,992
Series 2015-2 Class A1
09/25/2057	3.000%	650,561	652,705
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
New Residential Mortgage Loan Trust(a)
CMO Series 2016-3A Class A1
09/25/2056	3.750%	563,253	572,671
New Residential Mortgage Loan Trust(a),(j)
CMO Series 2017-3A Class A1
04/25/2057	4.000%	808,469	841,215
Springleaf Mortgage Loan Trust(a)
CMO Series 2013-2A Class A
12/25/2065	1.780%	138,748	138,550
CMO Series 2013-3A Class A
09/25/2057	1.870%	427,454	427,219
Towd Point Mortgage Trust(a)
CMO Series 15-5 Class A1
05/25/2055	3.500%	948,064	968,711
CMO Series 2015-4 Class A1
04/25/2055	3.500%	658,903	672,134
CMO Series 2015-6 Class A1
04/25/2055	3.500%	1,018,795	1,042,290
CMO Series 2016-1 Class A1
02/25/2055	3.500%	965,332	985,952
CMO Series 2016-2 Class A1
08/25/2055	3.000%	1,162,910	1,176,797
CMO Series 2016-4 Class A1
07/25/2056	2.250%	368,766	366,467
CMO Series 2017-1 Class A1
10/25/2056	2.750%	715,950	719,556
CMO Series 2017-4 Class A1
06/25/2057	2.750%	1,153,169	1,158,594
Series 2016-3 Class A1
04/25/2056	2.250%	608,503	605,476
Verus Securitization Trust(a),(j)
CMO Series 2017-1A Class A1
01/25/2047	2.853%	619,801	627,602
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $16,656,905)			16,675,752

Senior Loans 0.0%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Consumer Products 0.0%
Serta Simmons Bedding LLC(b),(k)
2nd Lien Term Loan
3-month USD LIBOR + 8.000% 11/08/2024	9.312%	49,322	47,318

16	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Technology 0.0%
Ancestry.com Operations, Inc.(b),(k)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% 10/19/2024	9.490%	13,412	13,596
Ascend Learning LLC(b),(k)
Term Loan
3-month USD LIBOR + 3.250% 07/12/2024	4.485%	5,000	5,020
DigiCert Holdings, Inc.(b),(g),(k)
1st Lien Term Loan
3-month USD LIBOR + 4.750% 09/20/2024	0.000%	24,000	24,240
Genesys Telecommunications Laboratories, Inc.(b),(k)
Tranche B2 Term Loan
3-month USD LIBOR + 3.750% 12/01/2023	5.083%	14,925	15,021
Hyland Software, Inc.(b),(k)
Tranche 3 1st Lien Term Loan
3-month USD LIBOR + 3.250% 07/01/2022	4.485%	7,723	7,790
Information Resources, Inc.(b),(k)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% 01/20/2025	9.487%	28,000	27,895
Kronos, Inc.(b),(k)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% 11/01/2024	9.561%	21,000	21,649
Misys Ltd.(b),(k)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 06/13/2024	4.817%	19,488	19,568
2nd Lien Term Loan
3-month USD LIBOR + 7.250% 06/13/2025	8.567%	7,276	7,393
Total			142,172
Total Senior Loans (Cost $189,470)			189,490

U.S. Government & Agency Obligations 1.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Farm Credit Banks(b)
1-month USD LIBOR + 0.050% 02/21/2020	1.287%	1,675,000	1,678,172
1-month USD LIBOR + 0.000% 09/25/2020	1.237%	13,050,000	13,032,774
Total U.S. Government & Agency Obligations (Cost $14,725,431)			14,710,946

U.S. Treasury Obligations 2.2%

U.S. Treasury
08/15/2040	3.875%	14,590,000	17,357,088
02/15/2045	2.500%	8,795,000	8,206,896
Total U.S. Treasury Obligations (Cost $25,834,416)			25,563,984

Money Market Funds 6.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(l),(m)	67,992,183	67,992,183
Total Money Market Funds (Cost $67,992,181)		67,992,183
Total Investments (Cost: $1,003,192,847)		1,146,913,160
Other Assets & Liabilities, Net		(6,108,800)
Net Assets		1,140,804,360

At September 30, 2017, securities and/or cash totaling $84,808 were pledged as collateral.
Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2017	17

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2017 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	38	12/2017	USD	4,786,945	—	(50,545)
U.S. Treasury 5-Year Note	37	12/2017	USD	4,360,669	—	(31,578)
Total					—	(82,123)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2017, the value of these securities amounted to $76,765,010, which represents 6.73% of net assets.
(b)	Variable rate security.
(c)	Non-income producing investment.
(d)	Represents a security purchased on a when-issued basis.
(e)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At September 30, 2017, the value of these securities amounted to $9,450, which represents less than 0.01% of net assets.
(f)	Represents a step bond where the coupon rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter.
(g)	Represents a security purchased on a forward commitment basis.
(h)	Principal and interest may not be guaranteed by the government.
(i)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(j)	Represents a variable rate security where the coupon rate adjusts periodically using the weighted average coupon of the underlying mortgages.
(k)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of September 30, 2017. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
(l)	The rate shown is the seven-day current annualized yield at September 30, 2017.
(m)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	48,571,521	211,479,696	(192,059,034)	67,992,183	(812)	6	418,875	67,992,183
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
PIK	Payment In Kind
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
18	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Non-Agency	—	36,505,090	—	—	36,505,090
Commercial Mortgage-Backed Securities - Agency	—	21,764,824	—	—	21,764,824
Commercial Mortgage-Backed Securities - Non-Agency	—	24,961,003	—	—	24,961,003
Common Stocks
Consumer Discretionary	81,602,810	—	—	—	81,602,810
Consumer Staples	43,874,977	—	—	—	43,874,977
Energy	52,242,845	—	—	—	52,242,845
Financials	124,181,167	—	—	—	124,181,167
Health Care	122,787,543	—	—	—	122,787,543
Industrials	56,182,328	—	—	—	56,182,328
Information Technology	170,405,016	—	—	—	170,405,016
Materials	13,347,219	—	—	—	13,347,219
Real Estate	7,947,122	—	—	—	7,947,122
Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2017	19

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Balanced Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Telecommunication Services	20,943,592	—	—	—	20,943,592
Utilities	9,292,982	—	—	—	9,292,982
Total Common Stocks	702,807,601	—	—	—	702,807,601
Corporate Bonds & Notes	—	134,296,201	—	—	134,296,201
Foreign Government Obligations	—	5,091,648	—	—	5,091,648
Inflation-Indexed Bonds	—	7,407,286	—	—	7,407,286
Residential Mortgage-Backed Securities - Agency	—	88,947,152	—	—	88,947,152
Residential Mortgage-Backed Securities - Non-Agency	—	16,675,752	—	—	16,675,752
Senior Loans	—	189,490	—	—	189,490
U.S. Government & Agency Obligations	—	14,710,946	—	—	14,710,946
U.S. Treasury Obligations	25,563,984	—	—	—	25,563,984
Money Market Funds	—	—	—	67,992,183	67,992,183
Total Investments	728,371,585	350,549,392	—	67,992,183	1,146,913,160
Derivatives
Liability
Futures Contracts	(82,123)	—	—	—	(82,123)
Total	728,289,462	350,549,392	—	67,992,183	1,146,831,037
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between Levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table(s) shows transfers between Levels of the fair value hierarchy:
Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
298,186	—	—	298,186
20	Columbia Variable Portfolio – Balanced Fund | Quarterly Report 2017

Portfolio of Investments
Columbia Variable Portfolio – Select Smaller-Cap Value Fund, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 96.9%
Issuer	Shares	Value ($)
Consumer Discretionary 11.9%
Auto Components 3.6%
American Axle & Manufacturing Holdings, Inc.(a)	75,000	1,318,500
Motorcar Parts of America, Inc.(a)	78,500	2,312,610
Total		3,631,110
Hotels, Restaurants & Leisure 4.4%
Red Robin Gourmet Burgers, Inc.(a)	34,200	2,291,400
Texas Roadhouse, Inc.	42,500	2,088,450
Total		4,379,850
Household Durables 3.8%
Lennar Corp., Class A	42,800	2,259,840
William Lyon Homes, Inc., Class A(a)	67,500	1,551,825
Total		3,811,665
Specialty Retail 0.1%
Vitamin Shoppe, Inc.(a)	27,638	147,863
Total Consumer Discretionary		11,970,488
Consumer Staples 1.7%
Food Products 1.7%
Dean Foods Co.	155,000	1,686,400
Total Consumer Staples		1,686,400
Energy 4.1%
Energy Equipment & Services 4.1%
Exterran Corp.(a)	62,000	1,959,820
Superior Energy Services, Inc.(a)	126,000	1,345,680
Tetra Technologies, Inc.(a)	270,000	772,200
Total		4,077,700
Total Energy		4,077,700
Financials 20.6%
Banks 2.0%
Opus Bank(a)	84,667	2,032,008
Insurance 10.8%
Aspen Insurance Holdings Ltd.	47,200	1,906,880
Hanover Insurance Group, Inc. (The)	26,700	2,588,031
Lincoln National Corp.	45,000	3,306,600
National General Holdings Corp.	161,000	3,076,710
Total		10,878,221
Common Stocks (continued)
Issuer	Shares	Value ($)
Mortgage Real Estate Investment Trusts (REITS) 2.0%
Ladder Capital Corp., Class A	144,069	1,985,271
Thrifts & Mortgage Finance 5.8%
BofI Holding, Inc.(a)	130,379	3,711,890
Radian Group, Inc.	112,500	2,102,625
Total		5,814,515
Total Financials		20,710,015
Health Care 11.1%
Biotechnology 2.6%
Ligand Pharmaceuticals, Inc.(a)	19,000	2,586,850
Health Care Equipment & Supplies 3.7%
Analogic Corp.	20,000	1,675,000
Dentsply Sirona, Inc.	33,500	2,003,635
Total		3,678,635
Health Care Providers & Services 2.5%
WellCare Health Plans, Inc.(a)	14,800	2,541,752
Pharmaceuticals 2.3%
Impax Laboratories, Inc.(a)	113,000	2,293,900
Total Health Care		11,101,137
Industrials 9.8%
Aerospace & Defense 2.1%
Cubic Corp.	41,000	2,091,000
Airlines 2.7%
United Continental Holdings, Inc.(a)	44,500	2,709,160
Commercial Services & Supplies 3.0%
Waste Connections, Inc.	43,750	3,060,750
Road & Rail 2.0%
Knight-Swift Transportation Holdings, Inc.(a)	48,240	2,004,372
Total Industrials		9,865,282
Information Technology 22.8%
Communications Equipment 6.3%
Calix, Inc.(a)	384,428	1,941,361
Extreme Networks, Inc.(a)	261,984	3,114,990
Viavi Solutions, Inc.(a)	130,000	1,229,800
Total		6,286,151

Columbia Variable Portfolio – Select Smaller-Cap Value Fund |	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Smaller-Cap Value Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 3.9%
Belden, Inc.	21,000	1,691,130
Orbotech Ltd.(a)	53,510	2,258,657
Total		3,949,787
IT Services 6.3%
CACI International, Inc., Class A(a)	22,500	3,135,375
EPAM Systems, Inc.(a)	36,588	3,217,183
Total		6,352,558
Software 3.0%
BroadSoft, Inc.(a)	59,784	3,007,136
Technology Hardware, Storage & Peripherals 3.3%
Electronics for Imaging, Inc.(a)	77,300	3,299,164
Total Information Technology		22,894,796
Materials 8.2%
Chemicals 3.2%
Minerals Technologies, Inc.	45,000	3,179,250
Containers & Packaging 3.4%
Owens-Illinois, Inc.(a)	135,000	3,396,600
Metals & Mining 1.6%
Warrior Met Coal, Inc.	70,000	1,649,900
Total Materials		8,225,750
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 2.1%
Equity Real Estate Investment Trusts (REITS) 2.1%
Gaming and Leisure Properties, Inc.	56,300	2,076,907
Total Real Estate		2,076,907
Telecommunication Services 4.6%
Diversified Telecommunication Services 1.0%
Globalstar, Inc.(a)	600,000	978,000
Wireless Telecommunication Services 3.6%
Telephone & Data Systems, Inc.	130,500	3,639,645
Total Telecommunication Services		4,617,645
Total Common Stocks (Cost $77,236,420)		97,226,120

Money Market Funds 3.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(b),(c)	2,955,362	2,955,362
Total Money Market Funds (Cost $2,955,362)		2,955,362
Total Investments (Cost: $80,191,782)		100,181,482
Other Assets & Liabilities, Net		109,817
Net Assets		100,291,299

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	5,366,493	19,957,399	(22,368,530)	2,955,362	(329)	(19)	24,387	2,955,362
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
2	Columbia Variable Portfolio – Select Smaller-Cap Value Fund |

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Smaller-Cap Value Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	11,970,488	—	—	—	11,970,488
Consumer Staples	1,686,400	—	—	—	1,686,400
Energy	4,077,700	—	—	—	4,077,700
Financials	20,710,015	—	—	—	20,710,015
Health Care	11,101,137	—	—	—	11,101,137
Industrials	9,865,282	—	—	—	9,865,282
Information Technology	22,894,796	—	—	—	22,894,796
Materials	8,225,750	—	—	—	8,225,750
Real Estate	2,076,907	—	—	—	2,076,907
Telecommunication Services	4,617,645	—	—	—	4,617,645
Total Common Stocks	97,226,120	—	—	—	97,226,120
Money Market Funds	—	—	—	2,955,362	2,955,362
Total Investments	97,226,120	—	—	2,955,362	100,181,482
See the Portfolio of Investments for all investment classifications not indicated in the table.
Columbia Variable Portfolio – Select Smaller-Cap Value Fund |	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Smaller-Cap Value Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
There were no transfers of financial assets between levels during the period.
4	Columbia Variable Portfolio – Select Smaller-Cap Value Fund |

Portfolio of Investments
Variable Portfolio – Conservative Portfolio, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Alternative Strategies Funds 2.9%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	2,757,487	15,938,273
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares(a),(b)	1,439,410	13,760,759
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1 Shares(a)	1,015,684	7,505,909
Total Alternative Strategies Funds (Cost $41,955,535)		37,204,941

Equity Funds 21.5%

Global Real Estate 0.5%
Variable Portfolio – CenterSquare Real Estate Fund, Class 1 Shares(a)	732,643	6,139,548
International 8.3%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	624,455	12,201,842
Columbia Variable Portfolio – Select International Equity Fund, Class 1 Shares(a)	656,661	9,876,179
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares(a)	181,908	1,005,952
Variable Portfolio – DFA International Value Fund, Class 1 Shares(a)	997,994	10,858,172
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares(a)	3,254,088	37,812,501
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares(a)	959,127	11,356,066
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares(a)	2,217,574	25,723,862
Total		108,834,574
U.S. Large Cap 9.8%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	1,087,213	22,766,249
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	483,006	21,798,072
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares(a),(b)	39,517	946,828
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	34,699	557,264
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(a),(b)	80,043	1,839,383
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	319,021	8,766,698
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	197,923	4,914,428
Variable Portfolio – MFS Value Fund, Class 1 Shares(a),(b)	1,368,368	32,526,102
Equity Funds (continued)
	Shares	Value ($)
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares(a),(b)	736,858	14,140,311
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	383,177	9,498,967
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	504,128	10,909,324
Total		128,663,626
U.S. Mid Cap 1.0%
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	399,408	9,925,278
Variable Portfolio – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	134,187	2,982,976
Total		12,908,254
U.S. Small Cap 1.9%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(a),(b)	481,696	10,756,269
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	396,797	8,352,578
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	217,755	5,918,569
Total		25,027,416
Total Equity Funds (Cost $232,913,727)		281,573,418

Fixed-Income Funds 71.6%

Emerging Markets 0.4%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	468,153	4,747,071
Floating Rate 0.3%
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 Shares(a)	553,982	4,226,883
High Yield 0.4%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	629,490	4,752,647
Investment Grade 70.2%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	26,057,477	269,434,309
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	3,621,866	34,190,414
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	2,294,037	23,720,349
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	5,014,043	51,845,205

Variable Portfolio – Conservative Portfolio | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, September 30, 2017 (Unaudited)
Fixed-Income Funds (continued)
	Shares	Value ($)
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares(a)	19,969,904	220,867,140
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	11,682,226	127,336,260
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares(a)	12,397,416	131,164,665
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	5,938,110	59,856,149
Total		918,414,491
Multisector 0.3%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares(a)	1,113,416	4,620,678
Total Fixed-Income Funds (Cost $941,876,321)		936,761,770

Money Market Funds 3.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(a),(c)	41,060,043	41,060,043
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 0.470%(a),(c)	8,745,843	8,745,843
Total Money Market Funds (Cost $49,805,405)		49,805,886
Total Investments (Cost: $1,266,550,988)		1,305,346,015
Other Assets & Liabilities, Net		3,024,217
Net Assets		1,308,370,232

At September 30, 2017, securities and/or cash totaling $3,151,434 were pledged as collateral.
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	261	12/2017	USD	32,835,105	416,834	—
TOPIX Index	46	12/2017	JPY	770,500,000	429,254	—
U.S. Ultra Bond	158	12/2017	USD	26,522,313	—	(475,476)
Total					846,088	(475,476)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50	(325)	12/2017	EUR	(11,622,000)	—	(328,811)
FTSE 100 Index	(204)	12/2017	GBP	(14,952,180)	47,967	—
Russell 2000 E-mini	(141)	12/2017	USD	(10,524,945)	—	(671,551)
Total					47,967	(1,000,362)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	23,753,636	46,776,378	(29,469,971)	41,060,043	—	(393)	531	274,329	41,060,043
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares	2,588,948	168,539	—	2,757,487	—	—	(1,381,786)	932,021	15,938,273
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	1,450,730	9,920	(373,437)	1,087,213	—	2,079,720	1,394,071	—	22,766,249
2	Variable Portfolio – Conservative Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, September 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares	652,849	4,648	(174,491)	483,006	—	2,100,646	1,159,247	—	21,798,072
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares	1,439,410	—	—	1,439,410	—	—	287,882	—	13,760,759
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares	39,517	—	—	39,517	—	—	72,711	—	946,828
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares	450,728	17,425	—	468,153	—	—	291,981	173,172	4,747,071
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares	606,662	17,793	—	624,455	—	—	3,206,664	18,350	12,201,842
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 0.470%	8,702,390	43,453	—	8,745,843	—	—	—	22,545	8,745,843
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares	590,748	38,742	—	629,490	—	—	(871)	287,464	4,752,647
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	28,703,057	1,048,153	(3,693,733)	26,057,477	2,327,924	905,925	(680,021)	7,687,243	269,434,309
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	24,322	10,377	—	34,699	—	—	78,305	—	557,264
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares	4,536,939	90,290	(1,005,363)	3,621,866	—	(1,090,816)	1,038,300	846,920	34,190,414
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	3,917,658	1,267,873	(2,891,494)	2,294,037	93,041	633,165	558,913	811,193	23,720,349
Columbia Variable Portfolio – Select International Equity Fund, Class 1 Shares	643,058	13,603	—	656,661	—	—	1,599,903	186,609	9,876,179
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares	73,182	6,861	—	80,043	—	—	184,460	—	1,839,383
Variable Portfolio – Conservative Portfolio | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, September 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares	1,080,443	32,973	—	1,113,416	—	—	108,704	136,179	4,620,678
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares	481,696	—	—	481,696	—	—	732,178	—	10,756,269
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	6,321,989	231,391	(1,539,337)	5,014,043	37,272	(37,433)	332,123	1,609,306	51,845,205
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares	23,927,442	675,049	(4,632,587)	19,969,904	1,377,348	483,440	2,210,223	5,216,175	220,867,140
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1 Shares	1,009,433	6,251	—	1,015,684	—	—	(464,527)	46,383	7,505,909
Variable Portfolio – CenterSquare Real Estate Fund, Class 1 Shares	695,160	37,483	—	732,643	181,569	—	(141,860)	128,417	6,139,548
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares	164,022	17,886	—	181,908	86,136	—	105,742	8,724	1,005,952
Variable Portfolio – DFA International Value Fund, Class 1 Shares	1,299,472	259,581	(561,059)	997,994	—	(525,638)	2,114,055	205,455	10,858,172
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 Shares	533,479	20,503	—	553,982	—	—	(57,863)	155,621	4,226,883
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares	2,318,930	1,145,423	(210,265)	3,254,088	—	305,392	4,695,864	455,766	37,812,501
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares	353,016	310,974	(344,969)	319,021	—	796,081	650,514	—	8,766,698
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares	319,630	6,708	(128,415)	197,923	—	365,481	633,485	—	4,914,428
Variable Portfolio – MFS Value Fund, Class 1 Shares	1,558,909	7,153	(197,694)	1,368,368	—	1,608,971	2,150,675	—	32,526,102
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares	935,582	8,662	(207,386)	736,858	—	1,078,548	658,614	—	14,140,311
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares	835,985	6,684	(459,492)	383,177	—	4,397,517	(1,914,208)	—	9,498,967
4	Variable Portfolio – Conservative Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, September 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers ($)	Value ($)
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares	2,035,167	116,365	(1,192,405)	959,127	917,064	(1,946,949)	3,942,647	91,096	11,356,066
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares	13,761,631	359,004	(2,438,409)	11,682,226	104,909	(557,997)	1,683,030	3,036,547	127,336,260
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares	396,422	375	—	396,797	—	—	1,019,675	—	8,352,578
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares	217,755	—	—	217,755	—	—	226,465	—	5,918,569
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares	2,385,139	71,607	(239,172)	2,217,574	—	486,162	3,571,668	493,676	25,723,862
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares	633,921	7,685	(137,478)	504,128	—	985,605	43,230	—	10,909,324
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares	15,297,313	333,674	(3,233,571)	12,397,416	481,479	1,251,869	353,853	2,293,511	131,164,665
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares	392,681	6,727	—	399,408	—	—	858,448	—	9,925,278
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares	7,571,639	61,208	(1,694,737)	5,938,110	3,492	(373,308)	424,098	611,652	59,856,149
Variable Portfolio – Westfield Mid Cap Growth Fund, Class 1 Shares	126,620	7,567	—	134,187	—	—	408,764	—	2,982,976
Total	162,827,310	53,244,988	(54,825,465)	161,246,833	5,610,234	12,945,988	32,155,887	25,728,354	1,305,346,015

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2017.
Currency Legend
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
Variable Portfolio – Conservative Portfolio | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Alternative Strategies Funds	—	—	—	37,204,941	37,204,941
Equity Funds	—	—	—	281,573,418	281,573,418
Fixed-Income Funds	—	—	—	936,761,770	936,761,770
Money Market Funds	—	—	—	49,805,886	49,805,886
Total Investments	—	—	—	1,305,346,015	1,305,346,015
Derivatives
Asset
Futures Contracts	894,055	—	—	—	894,055
6	Variable Portfolio – Conservative Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Liability
Futures Contracts	(1,475,838)	—	—	—	(1,475,838)
Total	(581,783)	—	—	1,305,346,015	1,304,764,232
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Variable Portfolio – Conservative Portfolio | Quarterly Report 2017	7

Portfolio of Investments
Variable Portfolio – Moderately Conservative Portfolio, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Alternative Strategies Funds 2.7%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	7,021,949	40,586,866
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares(a),(b)	3,442,061	32,906,101
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1 Shares(a)	2,996,972	22,147,624
Total Alternative Strategies Funds (Cost $105,493,569)		95,640,591

Equity Funds 37.1%

Global Real Estate 0.7%
Variable Portfolio – CenterSquare Real Estate Fund, Class 1 Shares(a)	3,242,384	27,171,181
International 12.0%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	1,584,057	30,952,480
Columbia Variable Portfolio – Select International Equity Fund, Class 1 Shares(a)	2,584,455	38,870,200
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares(a)	964,657	5,334,554
Variable Portfolio – DFA International Value Fund, Class 1 Shares(a)	5,126,385	55,775,067
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares(a)	11,258,061	130,818,663
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares(a)	5,197,262	61,535,585
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares(a)	9,101,414	105,576,404
Total		428,862,953
U.S. Large Cap 20.5%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	3,134,107	65,628,204
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	2,481,616	111,995,333
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares(a),(b)	1,590,982	38,119,942
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	1,988,212	31,930,685
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(a),(b)	6,031	138,599
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	1,642,607	45,138,838
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	1,538,661	38,204,955
Variable Portfolio – MFS Value Fund, Class 1 Shares(a),(b)	6,112,958	145,305,002
Equity Funds (continued)
	Shares	Value ($)
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares(a),(b)	4,707,153	90,330,260
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	2,080,877	51,584,946
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	5,178,808	112,069,403
Total		730,446,167
U.S. Mid Cap 1.0%
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	650,707	16,170,060
Variable Portfolio – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	865,016	19,229,312
Total		35,399,372
U.S. Small Cap 2.9%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(a),(b)	2,300,565	51,371,608
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	1,166,872	24,562,654
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	1,012,609	27,522,720
Total		103,456,982
Total Equity Funds (Cost $977,354,184)		1,325,336,655

Fixed-Income Funds 57.1%

Emerging Markets 0.3%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	1,124,484	11,402,267
Floating Rate 0.3%
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 Shares(a)	1,570,853	11,985,609
High Yield 0.3%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	1,373,203	10,367,681
Investment Grade 55.9%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	44,078,365	455,770,297
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	10,015,784	94,548,999
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	8,968,179	92,730,969
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	8,085,769	83,606,852

8	Variable Portfolio – Moderately Conservative Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, September 30, 2017 (Unaudited)
Fixed-Income Funds (continued)
	Shares	Value ($)
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares(a)	34,480,722	381,356,779
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	40,856,763	445,338,720
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares(a)	24,140,290	255,404,268
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	18,444,790	185,923,481
Total		1,994,680,365
Multisector 0.3%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares(a)	2,463,240	10,222,448
Total Fixed-Income Funds (Cost $2,043,836,411)		2,038,658,370

Money Market Funds 2.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(a),(c)	101,670,518	101,670,518
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 0.470%(a),(c)	2,464,752	2,464,752
Total Money Market Funds (Cost $104,133,779)		104,135,270
Total Investments (Cost: $3,230,817,943)		3,563,770,886
Other Assets & Liabilities, Net		5,892,951
Net Assets		3,569,663,837

At September 30, 2017, securities and/or cash totaling $6,104,219 were pledged as collateral.
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	212	12/2017	USD	26,670,660	29,594	—
TOPIX Index	268	12/2017	JPY	4,489,000,000	2,500,869	—
U.S. Ultra Bond	366	12/2017	USD	61,437,763	—	(1,101,419)
Total					2,530,463	(1,101,419)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50	(220)	12/2017	EUR	(7,867,200)	—	(222,579)
FTSE 100 Index	(364)	12/2017	GBP	(26,679,380)	—	(5,866)
Russell 2000 E-mini	(478)	12/2017	USD	(35,680,310)	—	(2,276,605)
Total					—	(2,505,050)
Variable Portfolio – Moderately Conservative Portfolio | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, September 30, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	99,665,225	82,500,748	(80,495,455)	101,670,518	—	(837)	1,581	689,044	101,670,518
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares	6,592,764	429,185	—	7,021,949	—	—	(3,518,724)	2,373,395	40,586,866
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	4,186,926	1,906	(1,054,725)	3,134,107	—	7,244,605	2,912,401	—	65,628,204
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares	3,084,486	1,500	(604,370)	2,481,616	—	6,340,054	10,169,244	—	111,995,333
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares	3,442,061	—	—	3,442,061	—	—	688,412	—	32,906,101
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares	1,590,982	—	—	1,590,982	—	—	2,927,408	—	38,119,942
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares	1,082,631	41,853	—	1,124,484	—	—	701,326	415,951	11,402,267
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares	1,578,194	5,863	—	1,584,057	—	—	8,301,168	47,661	30,952,480
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 0.470%	2,458,437	6,315	—	2,464,752	—	—	—	6,354	2,464,752
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares	1,285,440	87,763	—	1,373,203	—	—	(1,377)	625,508	10,367,681
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	47,561,970	1,665,623	(5,149,228)	44,078,365	3,944,465	(335,203)	539,503	13,025,364	455,770,297
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	3,274,254	1,660	(1,287,702)	1,988,212	—	4,661,430	2,872,262	—	31,930,685
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares	10,802,529	255,238	(1,041,983)	10,015,784	—	(1,011,334)	758,550	2,317,255	94,548,999
10	Variable Portfolio – Moderately Conservative Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, September 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	12,708,132	6,493,479	(10,233,432)	8,968,179	372,346	1,714,217	2,810,785	3,246,367	92,730,969
Columbia Variable Portfolio – Select International Equity Fund, Class 1 Shares	2,530,916	53,539	—	2,584,455	—	—	6,296,824	734,449	38,870,200
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares	6,031	—	—	6,031	—	—	14,596	—	138,599
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares	2,384,220	79,020	—	2,463,240	—	—	239,457	301,271	10,222,448
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares	2,298,163	2,402	—	2,300,565	—	—	3,495,585	—	51,371,608
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	11,566,989	255,725	(3,736,945)	8,085,769	59,449	(222,562)	721,699	2,567,160	83,606,852
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares	38,685,100	1,061,844	(5,266,222)	34,480,722	2,407,361	3,643,401	823,113	9,116,949	381,356,779
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1 Shares	2,978,527	18,445	—	2,996,972	—	—	(1,370,676)	136,863	22,147,624
Variable Portfolio – CenterSquare Real Estate Fund, Class 1 Shares	3,076,499	165,885	—	3,242,384	803,551	—	(627,817)	568,322	27,171,181
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares	869,809	94,848	—	964,657	456,779	—	560,750	46,265	5,334,554
Variable Portfolio – DFA International Value Fund, Class 1 Shares	7,697,214	334,509	(2,905,338)	5,126,385	—	494,325	9,020,467	1,234,553	55,775,067
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 Shares	1,512,714	58,139	—	1,570,853	—	—	(164,073)	441,274	11,985,609
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares	8,786,412	2,823,328	(351,679)	11,258,061	—	380,347	17,498,991	1,573,091	130,818,663
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares	3,248,296	984	(1,606,673)	1,642,607	—	13,656,193	(1,531,872)	—	45,138,838
Variable Portfolio – Moderately Conservative Portfolio | Quarterly Report 2017	11

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, September 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers ($)	Value ($)
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares	2,043,339	318,382	(823,060)	1,538,661	—	8,753,647	(962,047)	—	38,204,955
Variable Portfolio – MFS Value Fund, Class 1 Shares	6,468,411	1,104	(356,557)	6,112,958	—	4,721,958	11,359,700	—	145,305,002
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares	5,024,545	2,081	(319,473)	4,707,153	—	3,213,474	7,596,471	—	90,330,260
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares	1,933,789	147,088	—	2,080,877	—	—	8,684,268	—	51,584,946
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares	8,493,764	548,768	(3,845,270)	5,197,262	5,606,911	3,234,822	5,531,304	489,988	61,535,585
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares	43,082,588	1,015,288	(3,241,113)	40,856,763	363,423	1,991,055	1,607,040	10,519,101	445,338,720
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares	1,165,591	1,281	—	1,166,872	—	—	2,996,913	—	24,562,654
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares	1,011,141	1,468	—	1,012,609	—	—	1,053,041	—	27,522,720
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares	9,895,105	190,519	(984,210)	9,101,414	—	2,371,947	14,431,525	2,042,556	105,576,404
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares	5,178,808	—	—	5,178,808	—	—	10,461,192	—	112,069,403
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares	28,239,782	514,202	(4,613,694)	24,140,290	918,946	242,058	2,592,999	4,377,370	255,404,268
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares	650,707	—	—	650,707	—	—	1,412,033	—	16,170,060
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares	20,217,678	188,304	(1,961,192)	18,444,790	10,744	(66,521)	128,950	1,881,713	185,923,481
Variable Portfolio – Westfield Mid Cap Growth Fund, Class 1 Shares	865,016	—	—	865,016	—	—	2,742,102	—	19,229,312
Total	419,225,185	99,368,286	(129,878,321)	388,715,150	14,943,975	61,027,076	133,775,074	58,777,824	3,563,770,886

12	Variable Portfolio – Moderately Conservative Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, September 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2017.
Currency Legend
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
Variable Portfolio – Moderately Conservative Portfolio | Quarterly Report 2017	13

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Alternative Strategies Funds	—	—	—	95,640,591	95,640,591
Equity Funds	—	—	—	1,325,336,655	1,325,336,655
Fixed-Income Funds	—	—	—	2,038,658,370	2,038,658,370
Money Market Funds	—	—	—	104,135,270	104,135,270
Total Investments	—	—	—	3,563,770,886	3,563,770,886
Derivatives
Asset
Futures Contracts	2,530,463	—	—	—	2,530,463
Liability
Futures Contracts	(3,606,469)	—	—	—	(3,606,469)
Total	(1,076,006)	—	—	3,563,770,886	3,562,694,880
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
14	Variable Portfolio – Moderately Conservative Portfolio | Quarterly Report 2017

Portfolio of Investments
Variable Portfolio – Moderate Portfolio, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Alternative Strategies Funds 2.5%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	35,102,782	202,894,080
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares(a),(b)	15,996,580	152,927,309
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1 Shares(a)	17,651,438	130,444,129
Total Alternative Strategies Funds (Cost $559,526,283)		486,265,518

Equity Funds 54.5%

Global Real Estate 1.1%
Variable Portfolio – CenterSquare Real Estate Fund, Class 1 Shares(a)	24,622,790	206,338,979
International 17.0%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	14,627,410	285,819,593
Columbia Variable Portfolio – Select International Equity Fund, Class 1 Shares(a)	24,970,503	375,556,363
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares(a)	6,858,770	37,928,997
Variable Portfolio – DFA International Value Fund, Class 1 Shares(a)	44,205,198	480,952,560
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares(a)	79,321,116	921,711,364
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares(a)	39,266,431	464,914,540
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares(a)	61,699,776	715,717,407
Total		3,282,600,824
U.S. Large Cap 31.6%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	38,511,047	806,421,334
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	19,251,508	868,820,561
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	19,030,071	305,622,943
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(a),(b)	6,911,334	158,822,455
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	19,300,241	530,370,624
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	20,006,850	496,770,074
Variable Portfolio – MFS Value Fund, Class 1 Shares(a),(b)	45,147,616	1,073,158,834
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares(a),(b)	19,918,280	382,231,794
Equity Funds (continued)
	Shares	Value ($)
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	21,634,533	536,320,078
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	44,343,747	959,598,691
Total		6,118,137,388
U.S. Mid Cap 1.0%
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	3,715,416	92,328,095
Variable Portfolio – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	4,886,022	108,616,270
Total		200,944,365
U.S. Small Cap 3.8%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(a),(b)	17,950,619	400,837,318
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	7,302,817	153,724,311
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	6,663,650	181,118,000
Total		735,679,629
Total Equity Funds (Cost $7,398,482,340)		10,543,701,185

Fixed-Income Funds 40.9%

Emerging Markets 0.3%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	6,314,319	64,027,191
Floating Rate 0.3%
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 Shares(a)	7,648,535	58,358,325
High Yield 0.3%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	7,073,155	53,402,319
Investment Grade 39.7%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	174,028,895	1,799,458,778
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	24,597,102	232,196,643
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	60,018,602	620,592,346
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	34,893,022	360,793,841
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares(a)	152,837,375	1,690,381,361

Variable Portfolio – Moderate Portfolio | Quarterly Report 2017	15

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, September 30, 2017 (Unaudited)
Fixed-Income Funds (continued)
	Shares	Value ($)
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	111,021,059	1,210,129,546
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares(a)	118,405,653	1,252,731,809
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	52,438,759	528,582,694
Total		7,694,867,018
Multisector 0.3%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares(a)	12,955,239	53,764,242
Total Fixed-Income Funds (Cost $7,859,581,309)		7,924,419,095

Money Market Funds 1.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(a),(c)	359,568,654	359,568,654
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 0.470%(a),(c)	17,084	17,084
Total Money Market Funds (Cost $359,579,061)		359,585,738
Total Investments (Cost: $16,177,168,993)		19,313,971,536
Other Assets & Liabilities, Net		34,698,302
Net Assets		19,348,669,838

At September 30, 2017, securities and/or cash totaling $36,903,084 were pledged as collateral.
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
TOPIX Index	1,087	12/2017	JPY	18,207,250,000	10,143,449	—
U.S. Ultra Bond	1,305	12/2017	USD	219,060,876	—	(3,927,190)
Total					10,143,449	(3,927,190)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	(1,969)	12/2017	GBP	(144,317,855)	—	(31,729)
Russell 2000 E-mini	(2,709)	12/2017	USD	(202,213,305)	—	(12,902,350)
S&P 500 E-mini	(1,894)	12/2017	USD	(238,274,670)	—	(4,867,542)
Total					—	(17,801,621)
16	Variable Portfolio – Moderate Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, September 30, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	382,282,269	412,254,298	(434,967,913)	359,568,654	—	(2,701)	7,094	2,547,035	359,568,654
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares	32,957,281	2,145,501	—	35,102,782	—	—	(17,590,129)	11,864,621	202,894,080
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	42,733,668	—	(4,222,621)	38,511,047	—	43,322,853	71,940,755	—	806,421,334
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares	21,228,069	—	(1,976,561)	19,251,508	—	27,150,250	94,616,848	—	868,820,561
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares	15,996,580	—	—	15,996,580	—	—	3,199,316	—	152,927,309
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares	6,079,299	235,020	—	6,314,319	—	—	3,938,157	2,335,691	64,027,191
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares	14,600,091	27,319	—	14,627,410	—	—	76,743,363	440,923	285,819,593
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 0.470%	17,041	43	—	17,084	—	—	—	44	17,084
Variable Portfolio – Moderate Portfolio | Quarterly Report 2017	17

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, September 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares	6,637,840	435,315	—	7,073,155	—	—	(9,787)	3,230,039	53,402,319
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	180,447,055	6,502,603	(12,920,763)	174,028,895	15,492,509	(5,994,934)	5,917,270	51,159,176	1,799,458,778
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	23,519,965	—	(4,489,894)	19,030,071	—	28,310,184	35,382,618	—	305,622,943
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares	30,817,811	598,599	(6,819,308)	24,597,102	—	(7,247,466)	6,865,505	5,614,862	232,196,643
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	67,237,546	2,300,616	(9,519,560)	60,018,602	2,412,189	4,056,397	22,587,539	21,031,091	620,592,346
Columbia Variable Portfolio – Select International Equity Fund, Class 1 Shares	24,453,225	517,278	—	24,970,503	—	—	60,838,695	7,096,100	375,556,363
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares	6,911,334	—	—	6,911,334	—	—	16,725,428	—	158,822,455
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares	12,571,578	383,661	—	12,955,239	—	—	1,264,831	1,584,522	53,764,242
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares	18,360,333	—	(409,714)	17,950,619	—	4,798,523	22,692,938	—	400,837,318
18	Variable Portfolio – Moderate Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, September 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	43,101,134	1,062,406	(9,270,518)	34,893,022	246,845	(626,809)	2,196,017	10,665,415	360,793,841
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares	161,092,452	4,618,049	(12,873,126)	152,837,375	10,563,284	10,258,850	8,237,374	40,004,357	1,690,381,361
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1 Shares	17,542,801	108,637	—	17,651,438	—	—	(8,072,947)	806,092	130,444,129
Variable Portfolio – CenterSquare Real Estate Fund, Class 1 Shares	23,363,050	1,259,740	—	24,622,790	6,102,195	—	(4,767,669)	4,315,856	206,338,979
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares	6,184,390	674,380	—	6,858,770	3,247,728	—	3,986,965	328,948	37,928,997
Variable Portfolio – DFA International Value Fund, Class 1 Shares	60,290,443	1,008,824	(17,094,069)	44,205,198	—	20,751,433	56,637,502	10,339,883	480,952,560
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 Shares	7,365,455	283,080	—	7,648,535	—	—	(798,877)	2,148,577	58,358,325
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares	48,424,016	32,447,809	(1,550,709)	79,321,116	—	1,694,621	112,464,675	10,842,523	921,711,364
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares	31,216,699	—	(11,916,458)	19,300,241	—	183,330,326	(43,670,606)	—	530,370,624
Variable Portfolio – Moderate Portfolio | Quarterly Report 2017	19

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, September 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers ($)	Value ($)
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares	15,540,721	6,980,443	(2,514,314)	20,006,850	—	27,616,411	47,188,399	—	496,770,074
Variable Portfolio – MFS Value Fund, Class 1 Shares	47,418,302	—	(2,270,686)	45,147,616	—	31,551,101	87,787,365	—	1,073,158,834
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares	24,929,063	9,999,322	(15,010,105)	19,918,280	—	48,387,054	1,129,591	—	382,231,794
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares	22,510,506	202,302	(1,078,275)	21,634,533	—	15,598,550	80,973,148	—	536,320,078
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares	61,005,202	3,965,294	(25,704,065)	39,266,431	40,946,617	38,946,701	27,828,418	3,670,801	464,914,540
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares	117,582,603	2,770,879	(9,332,423)	111,021,059	1,001,216	7,180,792	2,743,016	28,979,693	1,210,129,546
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares	7,302,817	—	—	7,302,817	—	—	18,768,241	—	153,724,311
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares	6,663,650	—	—	6,663,650	—	—	6,930,196	—	181,118,000
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares	67,126,610	1,245,384	(6,672,218)	61,699,776	—	14,745,601	99,223,681	13,854,423	715,717,407
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares	46,426,761	—	(2,083,014)	44,343,747	—	24,103,827	68,265,134	—	959,598,691
20	Variable Portfolio – Moderate Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, September 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers ($)	Value ($)
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares	125,390,353	2,470,051	(9,454,751)	118,405,653	4,499,987	4,328,946	8,709,828	21,435,552	1,252,731,809
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares	3,715,416	—	—	3,715,416	—	—	8,062,453	—	92,328,095
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares	58,406,003	535,157	(6,502,401)	52,438,759	30,534	(653,455)	836,309	5,347,791	528,582,694
Variable Portfolio – Westfield Mid Cap Growth Fund, Class 1 Shares	4,886,022	—	—	4,886,022	—	—	15,488,690	—	108,616,270
Total	1,894,335,454	495,032,010	(608,653,466)	1,780,713,998	84,543,104	521,607,055	1,005,267,344	259,644,015	19,313,971,536

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2017.
Currency Legend
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Variable Portfolio – Moderate Portfolio | Quarterly Report 2017	21

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Alternative Strategies Funds	—	—	—	486,265,518	486,265,518
Equity Funds	—	—	—	10,543,701,185	10,543,701,185
Fixed-Income Funds	—	—	—	7,924,419,095	7,924,419,095
Money Market Funds	—	—	—	359,585,738	359,585,738
Total Investments	—	—	—	19,313,971,536	19,313,971,536
Derivatives
Asset
Futures Contracts	10,143,449	—	—	—	10,143,449
Liability
Futures Contracts	(21,728,811)	—	—	—	(21,728,811)
Total	(11,585,362)	—	—	19,313,971,536	19,302,386,174
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
22	Variable Portfolio – Moderate Portfolio | Quarterly Report 2017

Portfolio of Investments
Variable Portfolio – Moderately Aggressive Portfolio, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Alternative Strategies Funds 2.9%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	25,844,999	149,384,093
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares(a),(b)	6,155,574	58,847,288
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1 Shares(a)	8,951,926	66,154,734
Total Alternative Strategies Funds (Cost $312,887,944)		274,386,115

Equity Funds 68.8%

Global Real Estate 1.3%
Variable Portfolio – CenterSquare Real Estate Fund, Class 1 Shares(a)	15,082,398	126,390,498
International 21.7%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	7,410,291	144,797,087
Columbia Variable Portfolio – Select International Equity Fund, Class 1 Shares(a)	15,582,412	234,359,474
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares(a)	4,453,708	24,629,006
Variable Portfolio – DFA International Value Fund, Class 1 Shares(a)	29,469,601	320,629,253
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares(a)	47,898,350	556,578,826
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares(a)	25,746,493	304,838,482
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares(a)	38,711,508	449,053,495
Total		2,034,885,623
U.S. Large Cap 39.7%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	27,130,731	568,117,513
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	12,067,062	544,586,518
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	9,783,154	157,117,447
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(a),(b)	14,735,535	338,622,595
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	10,334,311	283,986,867
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	10,945,676	271,781,140
Variable Portfolio – MFS Value Fund, Class 1 Shares(a),(b)	14,857,119	353,153,728
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares(a),(b)	15,646,478	300,255,911
Equity Funds (continued)
	Shares	Value ($)
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	11,684,530	289,659,504
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	28,769,848	622,579,498
Total		3,729,860,721
U.S. Mid Cap 1.7%
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	3,069,266	76,271,265
Variable Portfolio – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	3,733,473	82,995,101
Total		159,266,366
U.S. Small Cap 4.4%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(a),(b)	8,208,172	183,288,466
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	5,109,336	107,551,527
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	4,605,048	125,165,203
Total		416,005,196
Total Equity Funds (Cost $4,631,813,820)		6,466,408,404

Fixed-Income Funds 25.3%

Emerging Markets 0.3%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	2,180,330	22,108,543
Floating Rate 0.2%
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 Shares(a)	2,726,007	20,799,432
High Yield 0.2%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	2,375,418	17,934,411
Investment Grade 24.5%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	63,365,344	655,197,651
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	12,421,111	117,255,289
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	9,341,272	96,588,755
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	9,055,684	93,635,774
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares(a)	49,763,677	550,386,268

Variable Portfolio – Moderately Aggressive Portfolio | Quarterly Report 2017	23

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, September 30, 2017 (Unaudited)
Fixed-Income Funds (continued)
	Shares	Value ($)
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	42,704,273	465,476,575
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares(a)	29,377,768	310,816,790
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares(a)	955,423	9,630,659
Total		2,298,987,761
Multisector 0.1%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares(a)	2,888,055	11,985,430
Total Fixed-Income Funds (Cost $2,369,813,676)		2,371,815,577

Money Market Funds 2.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(a),(c)	266,017,362	266,017,362
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 0.470%(a),(c)	1,000	1,000
Total Money Market Funds (Cost $266,014,468)		266,018,362
Total Investments (Cost: $7,580,529,908)		9,378,628,458
Other Assets & Liabilities, Net		16,857,520
Net Assets		9,395,485,978

At September 30, 2017, securities and/or cash totaling $17,606,101 were pledged as collateral.
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
TOPIX Index	730	12/2017	JPY	12,227,500,000	6,812,068	—
U.S. Ultra Bond	878	12/2017	USD	147,383,486	—	(2,642,202)
Total					6,812,068	(2,642,202)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	(956)	12/2017	GBP	(70,070,020)	—	(15,405)
Russell 2000 E-mini	(1,037)	12/2017	USD	(77,406,865)	—	(4,938,995)
S&P 500 E-mini	(440)	12/2017	USD	(55,354,200)	—	(1,130,791)
Total					—	(6,085,191)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	262,432,762	252,025,364	(248,440,764)	266,017,362	—	(2,794)	4,173	1,815,212	266,017,362
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares	24,253,256	1,591,743	—	25,844,999	—	—	(12,944,701)	8,731,172	149,384,093
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	30,610,572	4,307	(3,484,148)	27,130,731	—	36,277,310	46,166,515	—	568,117,513
24	Variable Portfolio – Moderately Aggressive Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, September 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares	13,470,816	2,011	(1,405,765)	12,067,062	—	22,554,047	55,159,283	—	544,586,518
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares	6,147,788	7,786	—	6,155,574	—	—	1,229,480	—	58,847,288
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares	2,099,178	81,152	—	2,180,330	—	—	1,359,843	806,513	22,108,543
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares	9,541,996	18,715	(2,150,420)	7,410,291	—	(223,995)	42,511,841	240,827	144,797,087
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 0.470%	997	3	—	1,000	—	—	—	3	1,000
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares	2,229,224	146,194	—	2,375,418	—	—	(3,287)	1,084,763	17,934,411
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	67,161,818	2,403,766	(6,200,240)	63,365,344	5,699,548	(982,756)	1,080,067	18,820,980	655,197,651
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	12,347,046	928	(2,564,820)	9,783,154	—	14,821,996	17,918,807	—	157,117,447
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares	13,611,006	298,377	(1,488,272)	12,421,111	—	(1,483,767)	1,197,679	2,783,988	117,255,289
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	12,752,383	8,745,018	(12,156,129)	9,341,272	381,816	190,976	4,277,124	3,328,932	96,588,755
Columbia Variable Portfolio – Select International Equity Fund, Class 1 Shares	15,982,461	336,625	(736,674)	15,582,412	—	1,210,434	38,119,201	4,587,900	234,359,474
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares	15,970,578	2,687	(1,237,730)	14,735,535	—	14,530,624	22,647,092	—	338,622,595
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares	2,802,527	85,528	—	2,888,055	—	—	281,963	353,231	11,985,430
Variable Portfolio – Moderately Aggressive Portfolio | Quarterly Report 2017	25

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, September 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares	8,706,378	1,394	(499,600)	8,208,172	—	555,284	12,170,869	—	183,288,466
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	10,907,809	268,936	(2,121,061)	9,055,684	62,123	(131,852)	511,932	2,685,413	93,635,774
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares	55,459,997	1,528,256	(7,224,576)	49,763,677	3,474,184	(1,810,646)	8,171,413	13,157,131	550,386,268
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1 Shares	8,896,831	55,095	—	8,951,926	—	—	(4,094,195)	408,809	66,154,734
Variable Portfolio – CenterSquare Real Estate Fund, Class 1 Shares	14,310,759	771,639	—	15,082,398	3,737,827	—	(2,920,379)	2,643,627	126,390,498
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares	4,015,803	437,905	—	4,453,708	2,108,896	—	2,588,916	213,601	24,629,006
Variable Portfolio – DFA International Value Fund, Class 1 Shares	35,819,952	2,248,199	(8,598,550)	29,469,601	—	(5,842,239)	54,168,621	6,585,318	320,629,253
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 Shares	2,625,115	100,892	—	2,726,007	—	—	(284,727)	765,772	20,799,432
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares	30,219,739	20,040,148	(2,361,537)	47,898,350	—	2,956,947	67,519,785	6,626,425	556,578,826
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares	18,067,423	2,166	(7,735,278)	10,334,311	—	115,930,265	(40,602,683)	—	283,986,867
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares	11,158,237	1,915,537	(2,128,098)	10,945,676	—	22,677,242	25,782,279	—	271,781,140
Variable Portfolio – MFS Value Fund, Class 1 Shares	16,390,816	2,544	(1,536,241)	14,857,119	—	20,429,291	19,982,828	—	353,153,728
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares	18,275,714	8,175,053	(10,804,289)	15,646,478	—	25,363,624	11,945,293	—	300,255,911
26	Variable Portfolio – Moderately Aggressive Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, September 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers ($)	Value ($)
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares	9,447,434	3,113,092	(875,996)	11,684,530	—	12,762,242	35,564,314	—	289,659,504
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares	40,964,841	2,599,515	(17,817,863)	25,746,493	26,742,427	37,933,544	7,732,601	2,437,373	304,838,482
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares	45,452,679	1,062,975	(3,811,381)	42,704,273	381,627	(859,610)	4,635,234	11,046,001	465,476,575
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares	4,613,209	629,390	(133,263)	5,109,336	—	1,366,491	11,837,734	—	107,551,527
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares	4,250,296	457,115	(102,363)	4,605,048	—	1,421,021	3,546,254	—	125,165,203
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares	45,134,852	817,515	(7,240,859)	38,711,508	—	15,993,437	59,481,556	9,017,874	449,053,495
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares	30,542,766	4,211	(1,777,129)	28,769,848	—	20,702,436	39,803,846	—	622,579,498
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares	32,858,677	618,100	(4,099,009)	29,377,768	1,115,831	902,682	2,434,285	5,315,224	310,816,790
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares	3,069,266	—	—	3,069,266	—	—	6,660,308	—	76,271,265
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares	944,510	10,913	—	955,423	538	—	268	94,290	9,630,659
Variable Portfolio – Westfield Mid Cap Growth Fund, Class 1 Shares	3,733,473	—	—	3,733,473	—	—	11,835,109	—	82,995,101
Total	947,280,984	310,610,794	(358,732,055)	899,159,723	43,704,817	357,242,234	557,476,541	103,550,379	9,378,628,458

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2017.
Currency Legend
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Moderately Aggressive Portfolio | Quarterly Report 2017	27

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, September 30, 2017 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Alternative Strategies Funds	—	—	—	274,386,115	274,386,115
Equity Funds	—	—	—	6,466,408,404	6,466,408,404
Fixed-Income Funds	—	—	—	2,371,815,577	2,371,815,577
Money Market Funds	—	—	—	266,018,362	266,018,362
Total Investments	—	—	—	9,378,628,458	9,378,628,458
Derivatives
28	Variable Portfolio – Moderately Aggressive Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Asset
Futures Contracts	6,812,068	—	—	—	6,812,068
Liability
Futures Contracts	(8,727,393)	—	—	—	(8,727,393)
Total	(1,915,325)	—	—	9,378,628,458	9,376,713,133
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Variable Portfolio – Moderately Aggressive Portfolio | Quarterly Report 2017	29

Portfolio of Investments
Variable Portfolio – Aggressive Portfolio, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Alternative Strategies Funds 2.9%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a)	10,190,326	58,900,086
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares(a),(b)	1,078,615	10,311,553
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1 Shares(a)	1,853,038	13,693,951
Total Alternative Strategies Funds (Cost $93,928,160)		82,905,590

Equity Funds 82.2%

Global Real Estate 1.7%
Variable Portfolio – CenterSquare Real Estate Fund, Class 1 Shares(a)	5,657,860	47,412,869
International 24.6%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	2,268,519	44,326,857
Columbia Variable Portfolio – Select International Equity Fund, Class 1 Shares(a)	3,603,857	54,202,009
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares(a)	1,607,904	8,891,707
Variable Portfolio – DFA International Value Fund, Class 1 Shares(a)	9,705,650	105,597,475
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares(a)	18,674,119	216,993,269
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares(a)	8,622,507	102,090,485
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares(a)	15,247,028	176,865,522
Total		708,967,324
U.S. Large Cap 48.1%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	8,409,631	176,097,674
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	4,343,627	196,027,891
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	7,176,406	115,253,086
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(a),(b)	8,249,140	189,565,249
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	3,567,901	98,045,921
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	3,706,193	92,024,760
Variable Portfolio – MFS Value Fund, Class 1 Shares(a),(b)	5,371,976	127,691,865
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares(a),(b)	5,148,111	98,792,247
Equity Funds (continued)
	Shares	Value ($)
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	4,121,957	102,183,312
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	8,828,406	191,046,696
Total		1,386,728,701
U.S. Mid Cap 1.9%
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	1,055,142	26,220,277
Variable Portfolio – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	1,329,004	29,543,760
Total		55,764,037
U.S. Small Cap 5.9%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(a),(b)	3,805,888	84,985,484
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	1,876,005	39,489,908
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	1,636,051	44,467,859
Total		168,943,251
Total Equity Funds (Cost $1,768,805,190)		2,367,816,182

Exchange-Traded Funds 0.6%

iShares MSCI EAFE ETF	249,311	17,072,817
Total Exchange-Traded Funds (Cost $14,628,597)		17,072,817

Fixed-Income Funds 11.6%

Emerging Markets 0.2%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	475,759	4,824,197
Floating Rate 0.1%
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 Shares(a)	619,454	4,726,433
High Yield 0.0%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	5,952	44,935
Investment Grade 11.2%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	8,045,715	83,192,694
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	2,767,310	28,613,984
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares(a)	9,424,982	104,240,296

30	Variable Portfolio – Aggressive Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, September 30, 2017 (Unaudited)
Fixed-Income Funds (continued)
	Shares	Value ($)
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a)	5,482,010	59,753,913
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares(a)	4,380,377	46,344,393
Total		322,145,280
Multisector 0.1%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares(a)	631,617	2,621,211
Total Fixed-Income Funds (Cost $333,347,285)		334,362,056

Money Market Funds 2.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(a),(c)	70,910,005	70,910,005
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 0.470%(a),(c)	996	996
Total Money Market Funds (Cost $70,909,664)		70,911,001
Total Investments (Cost: $2,281,618,896)		2,873,067,646
Other Assets & Liabilities, Net		8,074,375
Net Assets		2,881,142,021

At September 30, 2017, securities and/or cash totaling $8,212,637 were pledged as collateral.
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50	600	12/2017	EUR	21,456,000	609,800	—
S&P 500 E-mini	38	12/2017	USD	4,780,590	5,305	—
TOPIX Index	357	12/2017	JPY	5,979,750,000	3,331,381	—
U.S. Ultra Bond	201	12/2017	USD	33,740,411	—	(604,878)
Total					3,946,486	(604,878)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	(292)	12/2017	GBP	(21,402,140)	—	(4,705)
Russell 2000 E-mini	(571)	12/2017	USD	(42,622,295)	—	(2,719,543)
Total					—	(2,724,248)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	71,442,876	76,199,320	(76,732,191)	70,910,005	—	(785)	1,424	485,939	70,910,005
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares	9,567,488	622,838	—	10,190,326	—	—	(5,106,409)	3,444,296	58,900,086
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	9,270,089	5,368	(865,826)	8,409,631	—	6,477,973	18,708,094	—	176,097,674
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares	4,790,959	2,877	(450,209)	4,343,627	—	6,553,066	21,061,505	—	196,027,891
Variable Portfolio – Aggressive Portfolio | Quarterly Report 2017	31

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, September 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares	1,049,167	29,448	—	1,078,615	—	—	211,110	—	10,311,553
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares	458,051	17,708	—	475,759	—	—	296,725	175,985	4,824,197
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares	2,250,205	18,314	—	2,268,519	—	—	11,884,256	68,330	44,326,857
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 0.470%	993	3	—	996	—	—	—	3	996
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares	5,586	366	—	5,952	—	—	(8)	2,718	44,935
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	9,375,468	308,921	(1,638,674)	8,045,715	736,007	798,828	(732,096)	2,430,432	83,192,694
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	8,070,820	5,979	(900,393)	7,176,406	—	6,113,929	17,094,025	—	115,253,086
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	2,991,615	104,188	(328,493)	2,767,310	109,241	(13,573)	1,174,119	952,439	28,613,984
Columbia Variable Portfolio – Select International Equity Fund, Class 1 Shares	3,726,518	80,087	(202,748)	3,603,857	—	333,222	8,820,147	1,068,466	54,202,009
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares	8,934,000	8,622	(693,482)	8,249,140	—	7,861,299	12,916,679	—	189,565,249
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares	612,912	18,705	—	631,617	—	—	61,665	77,251	2,621,211
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares	3,938,916	4,458	(137,486)	3,805,888	—	1,389,221	4,464,242	—	84,985,484
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares	10,381,777	288,753	(1,245,548)	9,424,982	660,491	738,938	450,568	2,501,353	104,240,296
32	Variable Portfolio – Aggressive Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, September 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers ($)	Value ($)
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1 Shares	1,841,633	11,405	—	1,853,038	—	—	(847,493)	84,623	13,693,951
Variable Portfolio – CenterSquare Real Estate Fund, Class 1 Shares	5,368,396	289,464	—	5,657,860	1,402,170	—	(1,095,522)	991,704	47,412,869
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares	1,449,809	158,095	—	1,607,904	761,366	—	934,666	77,115	8,891,707
Variable Portfolio – DFA International Value Fund, Class 1 Shares	14,267,285	247,298	(4,808,933)	9,705,650	—	(2,206,217)	19,691,620	2,297,212	105,597,475
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 Shares	596,527	22,927	—	619,454	—	—	(64,701)	174,013	4,726,433
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares	9,235,957	10,808,809	(1,370,647)	18,674,119	—	1,720,570	23,423,613	2,539,099	216,993,269
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares	7,975,739	3,513	(4,411,351)	3,567,901	—	62,487,232	(31,534,619)	—	98,045,921
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares	2,398,235	2,013,517	(705,559)	3,706,193	—	7,388,586	4,556,246	—	92,024,760
Variable Portfolio – MFS Value Fund, Class 1 Shares	5,902,583	3,367	(533,974)	5,371,976	—	7,028,169	7,482,358	—	127,691,865
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares	5,805,495	264,765	(922,149)	5,148,111	—	6,512,428	5,657,889	—	98,792,247
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares	3,004,986	1,397,198	(280,227)	4,121,957	—	4,029,392	12,357,509	—	102,183,312
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares	14,933,331	890,020	(7,200,844)	8,622,507	8,969,992	10,620,404	5,687,591	828,483	102,090,485
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares	5,871,964	132,937	(522,891)	5,482,010	48,035	83,010	383,660	1,390,345	59,753,913
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares	1,908,959	3,714	(36,668)	1,876,005	—	399,160	4,475,420	—	39,489,908
Variable Portfolio – Aggressive Portfolio | Quarterly Report 2017	33

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, September 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers ($)	Value ($)
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares	1,661,508	2,698	(28,155)	1,636,051	—	385,621	1,312,650	—	44,467,859
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares	17,929,038	341,014	(3,023,024)	15,247,028	—	6,498,636	23,281,135	3,548,657	176,865,522
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares	9,626,825	136,888	(935,307)	8,828,406	—	9,187,559	9,494,083	—	191,046,696
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares	4,429,197	89,339	(138,159)	4,380,377	162,759	(244)	453,810	775,297	46,344,393
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares	1,085,310	327	(30,495)	1,055,142	—	456,627	1,873,681	—	26,220,277
Variable Portfolio – Westfield Mid Cap Growth Fund, Class 1 Shares	1,360,282	2,887	(34,165)	1,329,004	—	395,956	3,895,582	—	29,543,760
Total	263,520,499	94,536,137	(108,177,598)	249,879,038	12,850,061	145,239,007	182,725,224	23,913,760	2,855,994,829

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2017.
Currency Legend
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
34	Variable Portfolio – Aggressive Portfolio | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Alternative Strategies Funds	—	—	—	82,905,590	82,905,590
Equity Funds	—	—	—	2,367,816,182	2,367,816,182
Exchange-Traded Funds	17,072,817	—	—	—	17,072,817
Fixed-Income Funds	—	—	—	334,362,056	334,362,056
Money Market Funds	—	—	—	70,911,001	70,911,001
Total Investments	17,072,817	—	—	2,855,994,829	2,873,067,646
Derivatives
Asset
Futures Contracts	3,946,486	—	—	—	3,946,486
Liability
Futures Contracts	(3,329,126)	—	—	—	(3,329,126)
Total	17,690,177	—	—	2,855,994,829	2,873,685,006
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Variable Portfolio – Aggressive Portfolio | Quarterly Report 2017	35

Portfolio of Investments
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Corporate Bonds & Notes(a) 1.6%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
Lockheed Martin Corp.
11/23/2018	1.850%		565,000	565,454
09/15/2021	3.350%		1,310,000	1,361,498
Lockheed Martin Corp.(b)
09/15/2052	4.090%		340,000	339,899
Northrop Grumman Corp.
06/01/2018	1.750%		2,155,000	2,157,440
04/15/2045	3.850%		125,000	121,639
Total				4,545,930
Apartment REIT 0.0%
Grand City Properties SA(b)
04/17/2025	1.500%	EUR	700,000	839,135
Automotive 0.0%
Ford Motor Co.
12/08/2046	5.291%		164,000	171,451
Banking 0.1%
Bank of America Corp.(c)
01/20/2028	3.824%		2,945,000	3,025,077
Bank of America Corp.
04/01/2044	4.875%		105,000	119,616
Bank of Nova Scotia (The)
06/11/2018	1.700%		1,180,000	1,180,813
Barclays PLC
01/10/2028	4.337%		1,025,000	1,060,161
Capital One NA
08/08/2022	2.650%		490,000	487,467
Citigroup, Inc.
05/01/2026	3.400%		990,000	992,481
10/21/2026	3.200%		1,460,000	1,437,350
Credit Suisse Group Funding Guernsey Ltd.
04/17/2026	4.550%		1,025,000	1,098,343
Goldman Sachs Group, Inc. (The)
02/25/2026	3.750%		1,013,000	1,037,947
01/26/2027	3.850%		775,000	790,646
07/08/2044	4.800%		455,000	508,857
JPMorgan Chase & Co.
03/01/2018	1.700%		780,000	780,360
03/22/2019	1.850%		725,000	725,995
10/01/2026	2.950%		674,000	659,820
JPMorgan Chase & Co.(c)
05/01/2028	3.540%		230,000	232,598
Morgan Stanley
07/27/2026	3.125%		645,000	632,748
01/20/2027	3.625%		1,525,000	1,544,127
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Wells Fargo & Co.
10/23/2026	3.000%		1,455,000	1,422,289
Subordinated
11/04/2044	4.650%		295,000	315,477
Total				18,052,172
Cable and Satellite 0.1%
Charter Communications Operating LLC/Capital(b)
05/01/2047	5.375%		905,000	939,270
Comcast Corp.
02/15/2018	5.875%		970,000	985,632
07/15/2046	3.400%		405,000	373,375
08/15/2047	4.000%		760,000	772,510
NBCUniversal Media LLC
01/15/2043	4.450%		314,000	331,848
Sky PLC(b)
11/24/2023	1.875%	EUR	2,315,000	2,874,729
09/16/2024	3.750%		1,195,000	1,226,868
Total				7,504,232
Chemicals 0.0%
Dow Chemical Co. (The)
11/15/2042	4.375%		210,000	213,836
LYB International Finance BV
03/15/2044	4.875%		635,000	695,015
LyondellBasell Industries NV
04/15/2019	5.000%		504,000	522,767
Total				1,431,618
Consumer Cyclical Services 0.0%
Motability Operations Group PLC(b)
07/16/2026	3.750%	GBP	810,000	1,234,261
Diversified Manufacturing 0.1%
3M Co.(d)
10/15/2047	3.625%		480,000	477,606
General Electric Co.
05/26/2023	1.250%	EUR	2,120,000	2,610,018
03/11/2044	4.500%		590,000	660,416
Honeywell International, Inc.
10/30/2019	1.400%		1,355,000	1,345,809
02/22/2023	1.300%	EUR	1,585,000	1,946,238
United Technologies Corp.
05/04/2020	1.900%		965,000	961,683
05/22/2023	1.250%	EUR	970,000	1,183,195
06/01/2042	4.500%		160,000	172,094
11/01/2046	3.750%		825,000	795,965
Total				10,153,024

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Electric 0.4%
AEP Texas, Inc.(b)
10/01/2047	3.800%		730,000	724,005
Appalachian Power Co.
05/15/2044	4.400%		850,000	909,673
Arizona Public Service Co.
05/15/2046	3.750%		640,000	628,187
Berkshire Hathaway Energy Co.
11/15/2023	3.750%		695,000	732,114
02/01/2045	4.500%		1,412,000	1,532,838
CMS Energy Corp.
03/01/2024	3.875%		1,035,000	1,085,975
11/15/2025	3.600%		2,659,000	2,713,786
02/15/2027	2.950%		1,135,000	1,095,354
03/31/2043	4.700%		195,000	210,878
Consolidated Edison Co. of New York, Inc.
06/15/2046	3.850%		730,000	737,848
Dominion Energy, Inc.
06/15/2018	1.900%		1,560,000	1,562,338
DTE Energy Co.
06/01/2024	3.500%		1,255,000	1,278,376
10/01/2026	2.850%		5,600,000	5,357,806
Duke Energy Corp.
10/15/2023	3.950%		4,344,000	4,591,738
04/15/2024	3.750%		750,000	786,089
08/15/2027	3.150%		280,000	277,351
09/01/2046	3.750%		1,695,000	1,631,556
Duke Energy Florida LLC
01/15/2027	3.200%		415,000	419,799
Edison International
09/15/2022	2.400%		955,000	948,500
Emera US Finance LP
06/15/2046	4.750%		2,152,000	2,314,257
Eversource Energy
01/15/2018	1.600%		395,000	394,954
05/01/2018	1.450%		2,724,000	2,719,813
03/15/2022	2.750%		195,000	196,729
FirstEnergy Corp.
07/15/2047	4.850%		255,000	267,623
Indiana Michigan Power Co.
03/15/2023	3.200%		1,685,000	1,720,936
07/01/2047	3.750%		960,000	941,554
innogy Finance BV(b)
02/14/2033	5.750%	EUR	585,000	1,033,002
MidAmerican Energy Co.
08/01/2047	3.950%		315,000	326,786
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
NextEra Energy Capital Holdings, Inc.
04/01/2019	2.300%		235,000	236,158
05/01/2027	3.550%		2,275,000	2,333,884
Northern States Power Co.
05/15/2044	4.125%		115,000	122,334
Pacific Gas & Electric Co.
02/15/2024	3.750%		1,270,000	1,334,911
03/15/2027	3.300%		195,000	198,064
08/15/2042	3.750%		165,000	164,588
02/15/2044	4.750%		1,250,000	1,442,629
PPL Capital Funding, Inc.
03/15/2024	3.950%		200,000	209,545
Progress Energy, Inc.
04/01/2022	3.150%		420,000	428,244
Public Service Electric & Gas Co.
05/15/2027	3.000%		970,000	966,672
Public Service Enterprise Group, Inc.
11/15/2019	1.600%		535,000	529,377
Sierra Pacific Power Co.
05/01/2026	2.600%		160,000	154,434
Southern California Edison Co.
10/01/2043	4.650%		280,000	321,122
Southern Co. (The)
07/01/2026	3.250%		710,000	701,852
07/01/2046	4.400%		2,135,000	2,211,531
WEC Energy Group, Inc.
06/15/2018	1.650%		655,000	654,887
06/15/2025	3.550%		1,291,000	1,330,244
Western Power Distribution PLC(b)
11/06/2023	3.625%	GBP	2,255,000	3,249,752
Xcel Energy, Inc.
05/15/2020	4.700%		1,365,000	1,439,883
12/01/2026	3.350%		2,295,000	2,321,181
09/15/2041	4.800%		157,000	173,209
Total				57,664,366
Food and Beverage 0.1%
Anheuser-Busch InBev Finance, Inc.
02/01/2046	4.900%		725,000	823,650
Diageo Capital PLC
07/15/2020	4.828%		1,000,000	1,076,371
General Mills, Inc.
10/20/2017	1.400%		747,000	746,965
11/16/2020	2.100%	EUR	1,594,000	1,991,432
Heineken NV(b)
03/29/2047	4.350%		125,000	132,072
Kellogg Co.
04/01/2046	4.500%		90,000	93,809

2	Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Kraft Heinz Co. (The)(b)
07/01/2027	4.125%	GBP	930,000	1,366,312
Kraft Heinz Foods Co.
06/04/2042	5.000%		185,000	197,689
06/01/2046	4.375%		350,000	344,115
Molson Coors Brewing Co.(b)
03/15/2019	1.900%		620,000	618,818
Molson Coors Brewing Co.
07/15/2024	1.250%	EUR	1,805,000	2,147,216
07/15/2046	4.200%		866,000	868,212
Mondelez International, Inc.(b)
10/28/2019	1.625%		1,225,000	1,215,577
PepsiCo, Inc.
02/22/2019	1.500%		1,595,000	1,592,550
05/02/2019	1.550%		520,000	519,479
05/02/2047	4.000%		740,000	770,481
Sysco Corp.
07/15/2021	2.500%		295,000	297,088
07/15/2027	3.250%		1,025,000	1,019,754
04/01/2046	4.500%		155,000	163,497
Tyson Foods, Inc.
08/15/2019	2.650%		960,000	971,334
06/02/2047	4.550%		210,000	224,631
Wm. Wrigley Jr., Co.(b)
10/21/2018	2.400%		244,000	245,532
10/21/2019	2.900%		2,190,000	2,221,304
Total				19,647,888
Health Care 0.1%
Abbott Laboratories
11/30/2046	4.900%		165,000	184,152
Becton Dickinson and Co.
06/06/2027	3.700%		2,305,000	2,331,312
12/15/2044	4.685%		200,000	210,402
06/06/2047	4.669%		75,000	78,532
Cardinal Health, Inc.
06/15/2027	3.410%		1,890,000	1,894,472
06/15/2047	4.368%		215,000	221,370
Express Scripts Holding Co.
07/15/2046	4.800%		1,160,000	1,227,261
Medtronic Global Holdings SCA
03/28/2019	1.700%		1,590,000	1,589,075
Medtronic, Inc.
03/15/2045	4.625%		249,000	283,553
Total				8,020,129
Healthcare Insurance 0.0%
Anthem, Inc.
08/15/2044	4.650%		135,000	147,146
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
UnitedHealth Group, Inc.
12/15/2017	1.400%	1,265,000	1,264,795
04/15/2047	4.250%	825,000	887,371
Total			2,299,312
Independent Energy 0.0%
Anadarko Petroleum Corp.
03/15/2040	6.200%	165,000	191,741
07/15/2044	4.500%	775,000	740,127
Apache Corp.
04/15/2043	4.750%	130,000	130,650
01/15/2044	4.250%	210,000	197,924
Canadian Natural Resources Ltd.
06/01/2047	4.950%	945,000	997,791
ConocoPhillips Co.
11/15/2044	4.300%	220,000	229,656
Continental Resources, Inc.
06/01/2024	3.800%	390,000	376,428
06/01/2044	4.900%	135,000	122,523
Hess Corp.
02/15/2041	5.600%	180,000	179,671
04/01/2047	5.800%	530,000	544,433
Noble Energy, Inc.
11/15/2043	5.250%	619,000	650,594
Total			4,361,538
Integrated Energy 0.0%
Cenovus Energy, Inc.
09/15/2042	4.450%	1,578,000	1,383,437
09/15/2043	5.200%	455,000	441,785
Shell International Finance BV
05/11/2045	4.375%	320,000	342,777
Total			2,167,999
Life Insurance 0.1%
American International Group, Inc.
07/10/2025	3.750%	445,000	459,505
07/16/2044	4.500%	135,000	140,908
Brighthouse Financial, Inc.(b)
06/22/2047	4.700%	1,750,000	1,714,944
Five Corners Funding Trust(b)
11/15/2023	4.419%	2,470,000	2,663,361
Guardian Life Insurance Co. of America (The)(b)
Subordinated
06/19/2064	4.875%	1,529,000	1,676,321
Massachusetts Mutual Life Insurance Co.(b)
Subordinated
04/01/2077	4.900%	895,000	971,561

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
MetLife, Inc.
12/15/2017	1.756%		200,000	200,124
03/01/2045	4.050%		290,000	294,814
Northwestern Mutual Life Insurance Co. (The)(b)
Subordinated
03/30/2040	6.063%		410,000	539,385
09/30/2047	3.850%		670,000	662,361
Nuveen Finance LLC(b)
11/01/2019	2.950%		640,000	650,991
Peachtree Corners Funding Trust(b)
02/15/2025	3.976%		2,233,000	2,274,393
Prudential Financial, Inc.
05/15/2044	4.600%		125,000	137,826
Teachers Insurance & Annuity Association of America(b)
Subordinated
09/15/2044	4.900%		2,160,000	2,440,664
05/15/2047	4.270%		666,000	688,379
Voya Financial, Inc.
06/15/2046	4.800%		750,000	785,539
Total				16,301,076
Media and Entertainment 0.0%
21st Century Fox America, Inc.
09/15/2044	4.750%		959,000	1,015,606
11/15/2046	4.750%		45,000	48,149
Discovery Communications LLC
09/20/2037	5.000%		270,000	274,876
Scripps Networks Interactive, Inc.
11/15/2024	3.900%		567,000	579,103
Thomson Reuters Corp.
10/15/2019	4.700%		510,000	536,346
05/23/2043	4.500%		25,000	25,189
Time Warner, Inc.
09/15/2023	1.950%	EUR	402,000	501,081
12/15/2043	5.350%		210,000	226,283
Total				3,206,633
Midstream 0.1%
Enterprise Products Operating LLC
05/07/2018	1.650%		618,000	617,690
02/15/2045	5.100%		1,301,000	1,449,776
05/15/2046	4.900%		542,000	591,743
Kinder Morgan Energy Partners LP
11/01/2042	4.700%		190,000	181,178
03/01/2043	5.000%		2,046,000	2,042,035
Kinder Morgan, Inc.
02/15/2046	5.050%		776,000	797,045
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Plains All American Pipeline LP/Finance Corp.
11/01/2024	3.600%		110,000	107,257
06/15/2044	4.700%		1,901,000	1,718,876
Williams Partners LP
09/15/2045	5.100%		1,467,000	1,541,971
Total				9,047,571
Natural Gas 0.1%
NiSource Finance Corp.
02/15/2043	5.250%		730,000	843,410
05/15/2047	4.375%		1,370,000	1,438,999
03/30/2048	3.950%		905,000	891,649
Sempra Energy
06/15/2024	3.550%		3,815,000	3,905,225
06/15/2027	3.250%		2,060,000	2,035,962
Total				9,115,245
Pharmaceuticals 0.1%
AbbVie, Inc.
05/14/2046	4.450%		310,000	327,604
Allergan Funding SCS
03/15/2025	3.800%		1,515,000	1,572,400
03/15/2045	4.750%		79,000	85,721
Amgen, Inc.
06/15/2051	4.663%		1,326,000	1,453,183
Gilead Sciences, Inc.
03/01/2047	4.150%		650,000	667,195
Pfizer, Inc.
06/01/2018	1.200%		2,260,000	2,257,189
12/15/2046	4.125%		185,000	198,279
Shire Acquisitions Investments Ireland DAC
09/23/2019	1.900%		1,350,000	1,346,494
Teva Pharmaceutical Finance Netherlands III BV
10/01/2046	4.100%		145,000	123,558
Total				8,031,623
Property & Casualty 0.1%
Berkshire Hathaway, Inc.
03/16/2035	1.625%	EUR	490,000	554,496
CNA Financial Corp.
05/15/2024	3.950%		2,144,000	2,232,140
03/01/2026	4.500%		475,000	510,995
Liberty Mutual Group, Inc.(b)
05/04/2026	2.750%	EUR	1,595,000	2,036,758
08/01/2044	4.850%		180,000	195,825
Travelers Companies, Inc. (The)
05/30/2047	4.000%		155,000	160,366
Total				5,690,580

4	Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Railroads 0.0%
CSX Corp.
11/01/2046	3.800%		745,000	715,987
Union Pacific Corp.
09/15/2037	3.600%		180,000	182,134
10/01/2051	3.799%		295,000	289,543
Total				1,187,664
Restaurants 0.0%
McDonald’s Corp.
03/01/2018	5.350%		1,835,000	1,863,617
12/09/2045	4.875%		791,000	889,400
Total				2,753,017
Retailers 0.0%
CVS Health Corp.
06/01/2021	2.125%		1,090,000	1,080,531
07/20/2022	3.500%		450,000	468,754
06/01/2026	2.875%		365,000	352,637
Lowe’s Companies, Inc.
05/03/2047	4.050%		220,000	225,595
Target Corp.
04/15/2046	3.625%		380,000	357,809
Wal-Mart Stores, Inc.
04/11/2018	1.125%		540,000	539,127
04/22/2044	4.300%		405,000	447,838
Total				3,472,291
Supermarkets 0.0%
Kroger Co. (The)
02/01/2047	4.450%		820,000	778,104
01/15/2048	4.650%		545,000	529,235
Total				1,307,339
Technology 0.1%
Apple, Inc.
02/23/2018	1.300%		1,230,000	1,229,522
01/17/2024	1.375%	EUR	505,000	627,134
02/09/2045	3.450%		945,000	896,598
Broadcom Corp./Cayman Finance Ltd.(b)
01/15/2027	3.875%		1,185,000	1,220,438
Cisco Systems, Inc.
09/20/2019	1.400%		1,190,000	1,184,038
Intel Corp.
05/11/2047	4.100%		115,000	121,652
International Business Machine Corp.
11/19/2019	1.375%	EUR	1,672,000	2,039,200
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Microsoft Corp.
11/03/2018	1.300%		405,000	404,347
08/08/2046	3.700%		920,000	928,313
02/06/2047	4.250%		630,000	696,110
Oracle Corp.
01/10/2021	2.250%	EUR	1,251,000	1,585,377
09/15/2021	1.900%		740,000	734,724
07/15/2046	4.000%		440,000	454,973
QUALCOMM, Inc.
05/20/2047	4.300%		285,000	291,887
Total				12,414,313
Tobacco 0.0%
Philip Morris International, Inc.
03/04/2043	4.125%		165,000	168,782
Transportation Services 0.0%
ERAC USA Finance LLC(b)
11/15/2024	3.850%		610,000	633,027
12/01/2026	3.300%		1,410,000	1,383,768
02/15/2045	4.500%		625,000	625,955
11/01/2046	4.200%		370,000	353,188
FedEx Corp.
04/01/2046	4.550%		1,275,000	1,358,634
Heathrow Funding Ltd.(b)
02/15/2023	5.225%	GBP	841,000	1,317,584
Total				5,672,156
Wireless 0.0%
American Tower Corp.
07/15/2027	3.550%		545,000	540,307
Rogers Communications, Inc.
08/15/2018	6.800%		230,000	239,982
Total				780,289
Wirelines 0.1%
AT&T, Inc.
06/15/2045	4.350%		2,638,000	2,406,368
03/01/2047	5.450%		1,515,000	1,600,296
Verizon Communications, Inc.
08/10/2033	4.500%		80,000	82,034
03/15/2055	4.672%		2,551,000	2,427,968
Total				6,516,666
Total Corporate Bonds & Notes (Cost $219,153,752)				223,758,300

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2017 (Unaudited)
Equity Funds 49.2%
	Shares	Value ($)
International 13.1%
Variable Portfolio – DFA International Value Fund, Class 1 Shares(e)	34,710,773	377,653,208
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares(e)	47,423,025	551,055,550
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares(e)	31,157,609	368,906,092
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares(e)	46,986,828	545,047,210
Total		1,842,662,060
U.S. Large Cap 29.9%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(e),(f)	16,957,688	355,094,000
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(e),(f)	25,034,504	1,129,807,166
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares(e),(f)	14,942,680	358,026,618
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(e),(f)	21,069,669	338,378,879
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares(e),(f)	10,145,294	233,138,848
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares(e),(f)	11,529,308	316,825,376
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(e),(f)	12,774,474	317,190,192
Variable Portfolio – MFS Value Fund, Class 1 Shares(e),(f)	9,610,846	228,449,806
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares(e),(f)	20,912,783	401,316,304
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares(e),(f)	12,593,735	312,198,689
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares(e),(f)	10,252,979	221,874,472
Total		4,212,300,350
U.S. Mid Cap 3.0%
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares(e),(f)	3,688,268	90,583,863
Columbia Variable Portfolio – Mid Cap Value Fund, Class 1 Shares(e),(f)	4,068,848	87,520,921
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares(e),(f)	4,797,593	119,220,182
Variable Portfolio – Westfield Mid Cap Growth Fund, Class 1 Shares(e),(f)	5,532,003	122,976,440
Total		420,301,406
Equity Funds (continued)
	Shares	Value ($)
U.S. Small Cap 3.2%
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares(e),(f)	6,977,831	155,814,964
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(e),(f)	7,137,152	150,237,053
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(e),(f)	5,464,541	148,526,212
Total		454,578,229
Total Equity Funds (Cost $5,622,730,176)		6,929,842,045

Exchange-Traded Funds 7.3%

iShares MSCI EAFE ETF	6,924,292	474,175,516
SPDR S&P 500 ETF Trust	2,190,200	550,243,946
Total Exchange-Traded Funds (Cost $865,593,328)		1,024,419,462

Fixed-Income Funds 24.1%

Investment Grade 24.1%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(e)	63,599,579	657,619,648
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(e)	20,336,848	191,979,841
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(e)	33,699,209	348,449,816
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(e)	18,774,366	194,126,940
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares(e)	58,360,846	645,470,962
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(e)	52,607,321	573,419,800
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares(e)	59,430,803	628,777,901
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares(e)	15,041,008	151,613,359
Total		3,391,458,267
Total Fixed-Income Funds (Cost $3,406,211,999)		3,391,458,267

6	Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2017 (Unaudited)
Foreign Government Obligations(a),(g) 0.0%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Netherlands 0.0%
Enexis Holding NV(b)
10/20/2023	1.500%	EUR	1,475,000	1,835,041
04/28/2026	0.875%	EUR	1,100,000	1,287,273
Total				3,122,314
Norway 0.0%
Avinor AS(b)
04/29/2025	1.000%	EUR	800,000	955,975
Total Foreign Government Obligations (Cost $3,664,559)				4,078,289

Residential Mortgage-Backed Securities - Agency 6.7%

Federal National Mortgage Association(d)
10/17/2032	2.500%		188,725,000	190,007,745
10/17/2032	3.000%		80,785,000	83,006,588
10/17/2032- 10/12/2047	3.500%		591,000,000	611,099,819
10/12/2047	4.000%		60,000,000	63,173,436
Total Residential Mortgage-Backed Securities - Agency (Cost $951,489,113)				947,287,588

U.S. Treasury Obligations 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
05/15/2045	3.000%	365,000	375,968
Total U.S. Treasury Obligations (Cost $357,458)			375,968

Options Purchased Puts 0.6%
Value ($)
(Cost $153,507,701)	76,782,150

Money Market Funds 16.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(e),(h)	2,345,723,144	2,345,723,144
Total Money Market Funds (Cost $2,345,714,400)		2,345,723,144
Total Investments (Cost: $13,568,422,486)		14,943,725,213
Other Assets & Liabilities, Net		(867,160,150)
Net Assets		14,076,565,063

At September 30, 2017, securities and/or cash totaling $76,136,794 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
5,567,000 GBP	7,297,357 USD	Standard Chartered	10/20/2017	—	(166,677)
82,856 USD	61,000 GBP	Standard Chartered	10/20/2017	—	(1,070)
22,867,000 EUR	27,525,465 USD	UBS	10/20/2017	473,693	—
142,257 USD	119,000 EUR	UBS	10/20/2017	—	(1,480)
Total				473,693	(169,227)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini JGB	12	12/2017	JPY	181,111,741	—	(6,622)
AUD/USD Currency	200	12/2017	USD	15,672,000	—	(433,740)
BP Currency	1,300	12/2017	USD	109,191,875	1,612,065	—
Canadian Government 10-Year Bond	32	12/2017	CAD	4,372,405	—	(69,649)
DAX Index	44	12/2017	EUR	14,077,800	403,413	—
Euro FX	300	12/2017	USD	44,491,875	—	(846,735)
Euro-Bobl	25	12/2017	EUR	3,309,335	—	(12,836)
Euro-Bund	23	12/2017	EUR	3,712,350	—	(36,029)
Euro-Buxl 30-Year Bond	6	12/2017	EUR	992,113	—	(26,380)
Euro-Schatz	13	12/2017	EUR	1,459,946	—	(641)
FTSE 100 Index	110	12/2017	GBP	8,062,450	—	(76,926)
FTSE/MIB Index	109	12/2017	EUR	12,334,440	366,814	—
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2017 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
JPY Currency	1,265	12/2017	USD	141,047,500	—	(6,282,243)
Long Gilt	28	12/2017	GBP	3,533,403	—	(105,831)
Russell 2000 E-mini	575	12/2017	USD	42,920,875	70,017	—
S&P 500 E-mini	9,836	12/2017	USD	1,237,417,980	21,372,815	—
S&P 500 Index	244	12/2017	USD	153,482,100	3,546,939	—
SPI 200 Index	450	12/2017	AUD	63,765,000	—	(393,997)
TOPIX Index	1,200	12/2017	JPY	20,100,000,000	10,390,435	—
U.S. Long Bond	204	12/2017	USD	31,507,445	—	(499,271)
U.S. Treasury 10-Year Note	2,604	12/2017	USD	328,031,687	—	(3,463,646)
U.S. Treasury 2-Year Note	1,204	12/2017	USD	260,210,888	—	(736,065)
U.S. Treasury 5-Year Note	2,523	12/2017	USD	297,350,486	—	(2,148,215)
U.S. Ultra Bond	172	12/2017	USD	28,872,391	—	(509,977)
Total					37,762,498	(15,648,803)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50	(559)	12/2017	EUR	(19,989,840)	—	(565,553)
S&P/TSE 60 Index	(225)	12/2017	CAD	(41,341,500)	—	(1,635,925)
U.S. Long Bond	(211)	12/2017	USD	(32,588,583)	523,739	—
U.S. Treasury 10-Year Note	(10)	12/2017	USD	(1,259,722)	12,947	—
U.S. Treasury 2-Year Note	(3,847)	12/2017	USD	(831,421,334)	2,276,832	—
U.S. Treasury 5-Year Note	(1)	12/2017	USD	(117,856)	264	—
U.S. Treasury Ultra 10-Year Note	(95)	12/2017	USD	(12,904,059)	150,766	—
Total					2,964,548	(2,201,478)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Deutsche Bank	USD	1,403,283,520	5,570	1,800.00	12/2018	45,530,542	13,340,150
S&P 500 Index	Deutsche Bank	USD	1,171,502,400	4,650	1,850.00	12/2018	46,229,141	12,834,000
S&P 500 Index	Deutsche Bank	USD	1,045,534,400	4,150	1,950.00	06/2019	27,776,959	22,908,000
S&P 500 Index	Deutsche Bank	USD	881,776,000	3,500	1,900.00	06/2019	20,796,451	16,975,000
S&P 500 Index	Deutsche Bank	USD	629,840,000	2,500	1,850.00	06/2019	13,174,608	10,725,000
Total							153,507,701	76,782,150
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2017, the value of these securities amounted to $44,387,728, which represents 0.32% of net assets.
(c)	Represents a step bond where the coupon rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter.
(d)	Represents a security purchased on a when-issued basis.
8	Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	2,334,055,682	1,275,722,723	(1,264,055,261)	2,345,723,144	—	3,893	10,132	15,600,148	2,345,723,144
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares	17,500,539	—	(542,851)	16,957,688	—	4,349,805	44,178,153	—	355,094,000
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares	25,545,532	—	(511,028)	25,034,504	—	7,152,206	144,954,263	—	1,129,807,166
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares	15,229,314	19,043	(305,677)	14,942,680	—	2,887,325	24,757,318	—	358,026,618
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares	59,622,130	3,977,449	—	63,599,579	5,415,886	—	(554,193)	17,884,273	657,619,648
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares	21,878,484	—	(808,815)	21,069,669	—	5,109,778	59,127,475	—	338,378,879
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares	19,353,075	983,773	—	20,336,848	—	—	(582,792)	4,368,410	191,979,841
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares	31,565,180	2,134,029	—	33,699,209	1,315,430	—	13,492,186	11,468,807	348,449,816
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares	3,759,480	—	(71,212)	3,688,268	—	197,289	13,175,701	—	90,583,863
Columbia Variable Portfolio – Mid Cap Value Fund, Class 1 Shares	4,147,608	9,622	(88,382)	4,068,848	—	245,912	5,892,775	—	87,520,921
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 Shares	9,215,115	1,477,004	(546,825)	10,145,294	—	4,341,388	18,448,695	—	233,138,848
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares	10,604,664	13,457	(3,640,290)	6,977,831	—	4,708,121	8,376,485	—	155,814,964
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares	17,741,717	1,032,649	—	18,774,366	127,051	—	354,863	5,493,404	194,126,940
Variable Portfolio – American Century Diversified Bond Fund, Class 1 Shares	55,117,626	3,243,220	—	58,360,846	3,851,880	—	6,179,725	14,587,508	645,470,962
10	Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers ($)	Value ($)
Variable Portfolio – DFA International Value Fund, Class 1 Shares	47,598,672	787,507	(13,675,406)	34,710,773	—	(1,259,220)	61,261,321	8,030,778	377,653,208
Variable Portfolio – Lazard International Equity Advantage Fund, Class 1 Shares	21,026,523	27,007,403	(610,901)	47,423,025	—	461,173	64,526,883	6,672,521	551,055,550
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 Shares	21,321,352	13,147	(9,805,191)	11,529,308	—	75,694,037	11,474,904	—	316,825,376
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares	8,743,502	4,256,944	(225,972)	12,774,474	—	2,644,876	42,830,693	—	317,190,192
Variable Portfolio – MFS Value Fund, Class 1 Shares	8,401,054	1,405,482	(195,690)	9,610,846	—	1,083,229	20,967,404	—	228,449,806
Variable Portfolio – MFS® Blended Research® Core Equity Fund, Class 1 Shares	21,270,969	—	(358,186)	20,912,783	—	2,836,753	43,295,670	—	401,316,304
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2017	11

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers ($)	Value ($)
Variable Portfolio – Morgan Stanley Advantage Fund, Class 1 Shares	6,953,436	5,867,100	(226,801)	12,593,735	—	2,385,910	42,734,624	—	312,198,689
Variable Portfolio – Oppenheimer International Growth Fund, Class 1 Shares	42,939,783	3,067,646	(14,849,820)	31,157,609	30,812,881	(9,293,291)	57,473,583	2,794,801	368,906,092
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares	49,878,883	2,728,438	—	52,607,321	446,650	—	4,025,671	12,928,064	573,419,800
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares	9,073,175	12,892	(1,948,915)	7,137,152	—	13,069,489	7,939,913	—	150,237,053
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares	6,896,209	1,221	(1,432,889)	5,464,541	—	5,923,116	118,425	—	148,526,212
Variable Portfolio – Pyramis® International Equity Fund, Class 1 Shares	46,605,304	903,029	(521,505)	46,986,828	—	758,759	78,246,106	9,780,251	545,047,210
Variable Portfolio – T. Rowe Price Large Cap Value Fund, Class 1 Shares	8,896,273	1,618,414	(261,708)	10,252,979	—	1,164,848	17,520,737	—	221,874,472
12	Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions ($)	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers ($)	Value ($)
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 Shares	56,516,534	2,914,269	—	59,430,803	2,129,950	—	5,694,974	10,145,950	628,777,901
Variable Portfolio – Victory Sycamore Established Value Fund, Class 1 Shares	4,866,408	11,558	(80,373)	4,797,593	—	369,303	10,094,366	—	119,220,182
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 Shares	14,416,424	624,584	—	15,041,008	8,345	—	(7,174)	1,461,624	151,613,359
Variable Portfolio – Westfield Mid Cap Growth Fund, Class 1 Shares	5,608,485	54	(76,536)	5,532,003	—	262,330	17,411,670	—	122,976,440
Total	3,006,349,132	1,339,832,657	(1,314,840,234)	3,031,341,555	44,108,073	125,097,029	823,420,556	121,216,539	12,667,023,456

(f)	Non-income producing investment.
(g)	Principal and interest may not be guaranteed by the government.
(h)	The rate shown is the seven-day current annualized yield at September 30, 2017.
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2017	13

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Corporate Bonds & Notes	—	223,758,300	—	—	223,758,300
Equity Funds	—	—	—	6,929,842,045	6,929,842,045
Exchange-Traded Funds	1,024,419,462	—	—	—	1,024,419,462
Fixed-Income Funds	—	—	—	3,391,458,267	3,391,458,267
Foreign Government Obligations	—	4,078,289	—	—	4,078,289
Residential Mortgage-Backed Securities - Agency	—	947,287,588	—	—	947,287,588
U.S. Treasury Obligations	375,968	—	—	—	375,968
Options Purchased Puts	76,782,150	—	—	—	76,782,150
Money Market Funds	—	—	—	2,345,723,144	2,345,723,144
Total Investments	1,101,577,580	1,175,124,177	—	12,667,023,456	14,943,725,213
14	Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	473,693	—	—	473,693
Futures Contracts	40,727,046	—	—	—	40,727,046
Liability
Forward Foreign Currency Exchange Contracts	—	(169,227)	—	—	(169,227)
Futures Contracts	(17,850,281)	—	—	—	(17,850,281)
Total	1,124,454,345	1,175,428,643	—	12,667,023,456	14,966,906,444
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts and futures contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund | Quarterly Report 2017	15

Portfolio of Investments
Columbia Variable Portfolio – Global Bond Fund, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Non-Agency 5.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 5.6%
Centre Point Funding LLC(a)
Series 2012-2A Class 1
08/20/2021	2.610%	1,700,989	1,673,671
SBA Tower Trust(a)
04/10/2018	2.240%	6,500,000	6,496,321
Total			8,169,992
Total Asset-Backed Securities — Non-Agency (Cost $8,215,420)			8,169,992

Commercial Mortgage-Backed Securities - Non-Agency 2.6%

United States 2.6%
VSD (a)
Series 2017-PLT1 Class A
12/25/2043	3.600%	3,789,422	3,791,576
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $3,789,422)			3,791,576

Corporate Bonds & Notes 33.9%

Australia 1.5%
Woodside Finance Ltd.(a)
03/05/2025	3.650%	2,220,000	2,228,230
Bahamas 0.0%
Silversea Cruise Finance Ltd.(a)
02/01/2025	7.250%	15,000	16,097
Canada 1.5%
1011778 BC ULC/New Red Finance, Inc.(a)
05/15/2024	4.250%	45,000	45,175
10/15/2025	5.000%	42,000	42,853
1011778 BC ULC/New Red Finance, Inc.(a),(b)
10/15/2025	5.000%	42,000	42,643
Bombardier, Inc.(a)
12/01/2021	8.750%	38,000	40,750
Canadian Natural Resources Ltd.
06/01/2047	4.950%	480,000	506,814
Cenovus Energy, Inc.
09/15/2043	5.200%	350,000	339,835
HudBay Minerals, Inc.(a)
01/15/2023	7.250%	12,000	12,725
01/15/2025	7.625%	36,000	38,969
MDC Partners, Inc.(a)
05/01/2024	6.500%	2,000	2,015
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	12,000	12,678
Teck Resources Ltd.(a)
06/01/2024	8.500%	15,000	17,251
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Teck Resources Ltd.
07/15/2041	6.250%	130,000	146,465
Thomson Reuters Corp.
05/23/2043	4.500%	525,000	528,967
Valeant Pharmaceuticals International, Inc.(a)
05/15/2023	5.875%	120,000	105,976
03/15/2024	7.000%	68,000	72,634
04/15/2025	6.125%	121,000	105,963
Videotron Ltd.(a)
06/15/2024	5.375%	56,000	60,752
04/15/2027	5.125%	22,000	22,836
Total			2,145,301
France 0.2%
SFR Group SA(a)
05/15/2022	6.000%	82,000	85,690
05/01/2026	7.375%	104,000	112,380
SPCM SA(a)
09/15/2025	4.875%	26,000	26,874
Total			224,944
Germany 0.1%
Unitymedia GmbH(a)
01/15/2025	6.125%	14,000	14,944
Unitymedia Hessen GmbH & Co. KG NRW(a)
01/15/2025	5.000%	105,000	110,497
Total			125,441
Ireland 0.1%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
05/15/2024	7.250%	145,000	159,179
02/15/2025	6.000%	13,000	13,754
Park Aerospace Holdings Ltd.(a)
08/15/2022	5.250%	18,000	18,734
02/15/2024	5.500%	8,000	8,411
Total			200,078
Italy 0.1%
Telecom Italia Capital SA
09/30/2034	6.000%	43,000	47,520
Telecom Italia SpA(a)
05/30/2024	5.303%	19,000	20,646
Total			68,166
Jersey 0.0%
Delphi Jersey Holdings PLC(a)
10/01/2025	5.000%	33,000	33,626

Columbia Variable Portfolio – Global Bond Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Bond Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Luxembourg 0.1%
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	34,000	35,442
INEOS Group Holdings SA(a)
08/01/2024	5.625%	44,000	45,730
Total			81,172
Mexico 0.9%
Cemex SAB de CV(a)
04/16/2026	7.750%	1,150,000	1,321,259
Netherlands 0.9%
Atotech USA, Inc.(a)
02/01/2025	6.250%	48,000	48,779
Constellium NV(a)
05/15/2024	5.750%	79,000	79,603
03/01/2025	6.625%	29,000	29,708
LYB International Finance BV
03/15/2044	4.875%	415,000	454,222
Mondelez International, Inc.(a)
10/28/2019	1.625%	525,000	520,962
Sensata Technologies BV(a)
10/01/2025	5.000%	47,000	49,585
Ziggo Secured Finance BV(a)
01/15/2027	5.500%	97,000	99,468
Total			1,282,327
Panama 0.2%
Ena Norte Trust(a)
04/25/2023	4.950%	252,015	263,256
Ukraine 0.3%
MHP SE(a)
04/02/2020	8.250%	397,000	428,878
United Kingdom 0.9%
Sky PLC(a)
09/16/2024	3.750%	1,125,000	1,155,001
Virgin Media Finance PLC(a)
10/15/2024	6.000%	39,000	41,171
01/15/2025	5.750%	93,000	96,299
Virgin Media Secured Finance PLC(a)
01/15/2026	5.250%	7,000	7,305
Total			1,299,776
United States 27.1%
Acadia Healthcare Co., Inc.
07/01/2022	5.125%	55,000	56,934
03/01/2024	6.500%	16,000	17,201
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AES Corp.
05/15/2023	4.875%	23,000	23,630
05/15/2026	6.000%	28,000	30,121
09/01/2027	5.125%	9,000	9,219
Aircastle Ltd.
02/15/2022	5.500%	17,000	18,612
04/01/2023	5.000%	15,000	16,071
Allergan Funding SCS
03/15/2045	4.750%	66,000	71,615
Ally Financial, Inc.
03/30/2025	4.625%	100,000	104,828
Altice US Finance I Corp.(a)
07/15/2023	5.375%	39,000	41,225
05/15/2026	5.500%	47,000	49,633
AMC Networks, Inc.
04/01/2024	5.000%	23,000	23,730
American Builders & Contractors Supply Co., Inc.(a)
04/15/2021	5.625%	50,000	51,256
American Greetings Corp.(a)
02/15/2025	7.875%	6,000	6,500
Amsurg Corp.
07/15/2022	5.625%	48,000	50,074
Andeavor Logistics LP/Tesoro Finance Corp.
10/15/2019	5.500%	38,000	39,944
10/15/2022	6.250%	41,000	43,543
05/01/2024	6.375%	30,000	32,590
01/15/2025	5.250%	73,000	78,085
Angus Chemical Co.(a)
02/15/2023	8.750%	61,000	62,167
Anheuser-Busch InBev Finance, Inc.
02/01/2023	3.300%	700,000	725,678
02/01/2026	3.650%	300,000	310,338
Appalachian Power Co.
05/15/2044	4.400%	800,000	856,162
APX Group, Inc.
12/01/2020	8.750%	64,000	65,946
12/01/2022	7.875%	122,000	132,524
APX Group, Inc.(a)
09/01/2023	7.625%	65,000	68,264
Aramark Services, Inc.
01/15/2024	5.125%	22,000	23,343
Asbury Automotive Group, Inc.
12/15/2024	6.000%	57,000	59,596
Ascend Learning LLC(a)
08/01/2025	6.875%	13,000	13,688
Ashtead Capital, Inc.(a)
08/15/2027	4.375%	53,000	54,552

2	Columbia Variable Portfolio – Global Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Bond Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AT&T, Inc.
06/15/2045	4.350%	700,000	638,536
Avantor, Inc.(a),(c)
10/01/2024	6.000%	24,000	24,549
Avis Budget Car Rental LLC/Finance, Inc.
04/01/2023	5.500%	4,000	4,090
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	67,000	67,038
B&G Foods, Inc.
04/01/2025	5.250%	24,000	24,469
Ball Corp.
12/15/2020	4.375%	40,000	42,116
Beacon Roofing Supply, Inc.
10/01/2023	6.375%	22,000	23,427
Becton Dickinson and Co.
06/06/2027	3.700%	510,000	515,822
Berkshire Hathaway Energy Co.
02/01/2045	4.500%	150,000	162,837
Berry Global, Inc.
10/15/2022	6.000%	26,000	27,608
07/15/2023	5.125%	63,000	65,842
Berry Plastics Corp.
05/15/2022	5.500%	58,000	60,527
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%	34,000	36,119
Boyd Gaming Corp.
05/15/2023	6.875%	14,000	14,994
04/01/2026	6.375%	19,000	20,695
Brighthouse Financial, Inc.(a)
06/22/2047	4.700%	375,000	367,488
CalAtlantic Group, Inc.
11/15/2024	5.875%	34,000	37,144
06/01/2026	5.250%	10,000	10,358
06/15/2027	5.000%	16,000	16,200
Callon Petroleum Co.
10/01/2024	6.125%	33,000	34,303
Calpine Corp.
01/15/2025	5.750%	42,000	39,681
Camelot Finance SA(a)
10/15/2024	7.875%	25,000	26,903
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	57,000	57,905
CB Richard Ellis Services, Inc.
03/15/2025	5.250%	137,000	150,157
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CCO Holdings LLC/Capital Corp.(a)
02/15/2026	5.750%	49,000	51,441
05/01/2026	5.500%	2,000	2,067
05/01/2027	5.125%	140,000	141,839
05/01/2027	5.875%	38,000	39,886
CD&R Waterworks Merger Sub LLC(a)
08/15/2025	6.125%	16,000	16,406
CDK Global, Inc.(a)
06/01/2027	4.875%	18,000	18,476
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millenium Operations LLC(a)
04/15/2027	5.375%	34,000	35,751
Centene Corp.
02/15/2024	6.125%	69,000	74,621
01/15/2025	4.750%	110,000	114,101
CenturyLink, Inc.
04/01/2024	7.500%	52,000	53,839
04/01/2025	5.625%	73,000	69,930
Cequel Communications Holdings I LLC/Capital Corp.(a)
09/15/2020	6.375%	62,000	63,356
12/15/2021	5.125%	40,000	40,779
07/15/2025	7.750%	4,000	4,422
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	43,000	43,850
Chemours Co. (The)
05/15/2023	6.625%	45,000	47,878
05/15/2025	7.000%	45,000	49,873
05/15/2027	5.375%	11,000	11,402
Cheniere Corpus Christi Holdings LLC(a)
06/30/2027	5.125%	36,000	37,077
Chobani LLC/Finance Corp., Inc.(a)
04/15/2025	7.500%	49,000	53,478
CHS/Community Health Systems, Inc.
02/01/2022	6.875%	52,000	40,800
03/31/2023	6.250%	83,000	81,792
CMS Energy Corp.
11/15/2025	3.600%	682,000	696,052
CNA Financial Corp.
05/15/2024	3.950%	380,000	395,622
Continental Resources, Inc.
06/01/2024	3.800%	54,000	52,121
CRC Escrow Issuer LLC/Finco, Inc.(a),(c)
10/15/2025	5.250%	21,000	21,000
CrownRock LP/Finance, Inc.(a)
02/15/2023	7.750%	83,000	88,476
CSC Holdings LLC(a)
10/15/2025	6.625%	95,000	104,005
10/15/2025	10.875%	81,000	100,216

Columbia Variable Portfolio – Global Bond Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Bond Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSX Corp.
11/01/2046	3.800%	225,000	216,238
CVS Health Corp.
06/01/2026	2.875%	345,000	333,314
CyrusOne LP/Finance Corp.(a)
03/15/2024	5.000%	15,000	15,793
03/15/2027	5.375%	15,000	16,033
DaVita, Inc.
05/01/2025	5.000%	65,000	64,150
Delek Logistics Partners LP(a)
05/15/2025	6.750%	32,000	32,187
Diamondback Energy, Inc.
11/01/2024	4.750%	13,000	13,267
05/31/2025	5.375%	68,000	71,108
DISH DBS Corp.
06/01/2021	6.750%	31,000	34,053
03/15/2023	5.000%	76,000	77,788
11/15/2024	5.875%	25,000	26,202
07/01/2026	7.750%	100,000	114,632
DTE Energy Co.
06/01/2024	3.500%	750,000	763,969
10/01/2026	2.850%	490,000	468,808
Duke Energy Carolinas LLC
03/15/2046	3.875%	505,000	518,828
Dynegy, Inc.
11/01/2024	7.625%	34,000	35,224
Dynegy, Inc.(a)
01/30/2026	8.125%	10,000	10,327
Eagle Holding Co., II LLC PIK(a)
05/15/2022	7.625%	8,000	8,298
Eco Services Operations LLC/Finance Corp.(a)
11/01/2022	8.500%	49,000	51,122
Eldorado Resorts, Inc.
04/01/2025	6.000%	39,000	40,959
Emera US Finance LP
06/15/2046	4.750%	620,000	666,747
Endo Dac/Finance LLC/Finco, Inc.(a),(d)
02/01/2025	6.000%	19,000	15,391
Energy Transfer Equity LP
06/01/2027	5.500%	153,000	160,916
Enterprise Products Operating LLC
02/15/2045	5.100%	400,000	445,742
05/15/2046	4.900%	190,000	207,437
Envision Healthcare Corp.(a)
12/01/2024	6.250%	3,000	3,214
Equinix, Inc.
01/15/2026	5.875%	55,000	60,363
05/15/2027	5.375%	98,000	106,194
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ERAC USA Finance LLC(a)
02/15/2045	4.500%	450,000	450,688
Extraction Oil & Gas, Inc.(a)
05/15/2024	7.375%	27,000	28,152
Extraction Oil & Gas, Inc./Finance Corp.(a)
07/15/2021	7.875%	31,000	32,706
FedEx Corp.
04/01/2046	4.550%	350,000	372,958
First Data Corp.(a)
12/01/2023	7.000%	148,000	158,296
01/15/2024	5.750%	95,000	99,525
Five Corners Funding Trust(a)
11/15/2023	4.419%	1,200,000	1,293,941
Freeport-McMoRan, Inc.
03/01/2022	3.550%	17,000	16,764
03/15/2023	3.875%	38,000	37,377
11/14/2024	4.550%	94,000	94,406
Frontier Communications Corp.
01/15/2025	6.875%	99,000	72,891
Gartner, Inc.(a)
04/01/2025	5.125%	52,000	54,878
Gates Global LLC/Co.(a)
07/15/2022	6.000%	65,000	66,783
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%	32,000	34,943
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.(a)
12/15/2023	7.375%	28,000	30,369
Group 1 Automotive, Inc.(a)
12/15/2023	5.250%	39,000	39,463
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/2064	4.875%	290,000	317,942
H&E Equipment Services, Inc.(a)
09/01/2025	5.625%	15,000	15,820
Halcon Resources Corp.(a)
02/15/2025	6.750%	20,000	20,698
HCA, Inc.
05/01/2023	5.875%	58,000	63,144
02/01/2025	5.375%	136,000	143,730
04/15/2025	5.250%	85,000	91,871
02/15/2027	4.500%	53,000	54,177
HD Supply, Inc.(a)
04/15/2024	5.750%	22,000	23,534
Hertz Corp. (The)(a)
06/01/2022	7.625%	39,000	40,168
Hill-Rom Holdings, Inc.(a)
02/15/2025	5.000%	25,000	25,896

4	Columbia Variable Portfolio – Global Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Bond Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hilton Domestic Operating Co., Inc.
09/01/2024	4.250%	37,000	37,700
Hilton Grand Vacations Borrower LLC/Inc.(a)
12/01/2024	6.125%	18,000	19,753
Holly Energy Partners LP/Finance Corp.(a)
08/01/2024	6.000%	37,000	38,746
HUB International Ltd.(a)
10/01/2021	7.875%	161,000	167,553
IHS Markit Ltd.(a)
11/01/2022	5.000%	35,000	37,775
02/15/2025	4.750%	65,000	69,657
Informatica LLC(a)
07/15/2023	7.125%	26,000	26,257
International Game Technology PLC(a)
02/15/2022	6.250%	68,000	75,065
02/15/2025	6.500%	42,000	47,223
Interval Acquisition Corp.
04/15/2023	5.625%	53,000	54,890
Iron Mountain, Inc.(a)
09/15/2027	4.875%	25,000	25,459
iStar, Inc.
04/01/2022	6.000%	30,000	31,037
09/15/2022	5.250%	32,000	32,482
Jack Ohio Finance LLC/1 Corp.(a)
11/15/2021	6.750%	52,000	54,483
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	96,000	100,377
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	27,000	28,080
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2026	5.250%	78,000	82,417
Kinder Morgan Energy Partners LP
05/01/2024	4.300%	340,000	355,258
03/01/2043	5.000%	385,000	384,254
Kinder Morgan, Inc.
02/15/2046	5.050%	485,000	498,153
Koppers, Inc.(a)
02/15/2025	6.000%	13,000	13,901
Kroger Co. (The)
01/15/2048	4.650%	385,000	373,863
L Brands, Inc.
11/01/2035	6.875%	35,000	34,185
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	17,000	17,782
11/01/2026	4.875%	52,000	54,538
Laredo Petroleum, Inc.
03/15/2023	6.250%	137,000	142,079
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lennar Corp.
04/30/2024	4.500%	44,000	45,398
Level 3 Financing, Inc.
05/01/2025	5.375%	133,000	136,910
Liberty Mutual Group, Inc.(a)
06/15/2023	4.250%	1,205,000	1,286,799
Lithia Motors, Inc.(a)
08/01/2025	5.250%	7,000	7,268
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	24,000	24,837
LTF Merger Sub, Inc.(a)
06/15/2023	8.500%	20,000	21,211
Match Group, Inc.
06/01/2024	6.375%	49,000	53,345
MEDNAX, Inc.(a)
12/01/2023	5.250%	30,000	31,341
Meritage Homes Corp.
04/01/2022	7.000%	23,000	26,298
06/06/2027	5.125%	28,000	28,098
MetLife, Inc.
09/15/2023	4.368%	75,000	81,676
03/01/2045	4.050%	645,000	655,706
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	19,000	20,611
09/01/2026	4.500%	20,000	20,282
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
01/15/2028	4.500%	50,000	50,331
MGM Resorts International
10/01/2020	6.750%	60,000	66,178
12/15/2021	6.625%	52,000	58,618
Microsemi Corp.(a)
04/15/2023	9.125%	22,000	25,189
Molina Healthcare, Inc.(a)
06/15/2025	4.875%	26,000	25,633
Molson Coors Brewing Co.
07/15/2046	4.200%	585,000	586,494
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	70,000	75,118
MSCI, Inc.(a)
11/15/2024	5.250%	57,000	60,802
08/01/2026	4.750%	23,000	24,179
Multi-Color Corp.(a),(c)
11/01/2025	4.875%	33,000	33,355
Navient Corp.
06/15/2022	6.500%	27,000	28,648
03/25/2024	6.125%	71,000	73,149

Columbia Variable Portfolio – Global Bond Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Bond Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Netflix, Inc.
02/15/2025	5.875%	43,000	47,115
Netflix, Inc.(a)
11/15/2026	4.375%	104,000	104,501
NextEra Energy Operating Partners LP(a)
09/15/2024	4.250%	14,000	14,327
09/15/2027	4.500%	23,000	23,443
NFP Corp.(a)
07/15/2025	6.875%	33,000	33,453
NGPL PipeCo LLC(a)
08/15/2022	4.375%	14,000	14,506
08/15/2027	4.875%	17,000	17,806
12/15/2037	7.768%	38,000	47,341
Nielsen Luxembourg SARL(a)
02/01/2025	5.000%	82,000	85,350
NiSource Finance Corp.
05/15/2047	4.375%	425,000	446,405
Noble Energy, Inc.
11/15/2043	5.250%	150,000	157,656
Novelis Corp.(a)
08/15/2024	6.250%	21,000	21,846
09/30/2026	5.875%	93,000	94,618
Novolex (a)
01/15/2025	6.875%	15,000	15,573
NRG Energy, Inc.
01/15/2027	6.625%	57,000	59,817
NRG Yield Operating LLC
08/15/2024	5.375%	115,000	120,639
09/15/2026	5.000%	31,000	32,209
NuStar Logistics LP
04/28/2027	5.625%	35,000	37,082
OneMain Financial Holdings LLC(a)
12/15/2019	6.750%	56,000	58,291
12/15/2021	7.250%	22,000	22,945
Oracle Corp.
07/15/2046	4.000%	590,000	610,078
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	56,000	58,758
Pacific Gas & Electric Co.
02/15/2044	4.750%	474,000	547,045
Parsley Energy LLC/Finance Corp.(a)
06/01/2024	6.250%	24,000	25,353
01/15/2025	5.375%	64,000	65,285
08/15/2025	5.250%	52,000	52,751
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	43,000	45,320
PDC Energy, Inc.
09/15/2024	6.125%	60,000	62,578
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	1,100,000	1,120,391
Penn National Gaming, Inc.(a)
01/15/2027	5.625%	30,000	31,105
Penske Automotive Group, Inc.
12/01/2024	5.375%	109,000	112,302
Pinnacle Foods Finance LLC/Corp.
01/15/2024	5.875%	7,000	7,453
Plains All American Pipeline LP/Finance Corp.
02/15/2045	4.900%	957,000	890,357
Platform Specialty Products Corp.(a)
05/01/2021	10.375%	43,000	46,857
Post Holdings, Inc.(a)
03/01/2025	5.500%	14,000	14,541
08/15/2026	5.000%	86,000	85,865
03/01/2027	5.750%	94,000	96,857
PPL Capital Funding, Inc.
06/01/2023	3.400%	1,287,000	1,325,668
PQ Corp.(a)
11/15/2022	6.750%	101,000	109,290
Prestige Brands, Inc.(a)
03/01/2024	6.375%	53,000	57,089
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	25,000	26,303
PTC, Inc.
05/15/2024	6.000%	52,000	55,995
Qualitytech LP/Finance Corp.
08/01/2022	5.875%	84,000	87,524
Quintiles IMS, Inc.(a)
05/15/2023	4.875%	37,000	38,529
Radian Group, Inc.
10/01/2024	4.500%	21,000	21,441
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2025	6.625%	19,000	18,624
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	120,000	122,076
Reynolds Group Issuer, Inc./LLC(a)
07/15/2024	7.000%	65,000	69,430
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/2021	6.125%	30,000	30,343
RSP Permian, Inc.(a)
01/15/2025	5.250%	97,000	98,964
SBA Communications Corp.
09/01/2024	4.875%	162,000	167,028
Scientific Games International, Inc.(a)
01/01/2022	7.000%	135,000	143,126

6	Columbia Variable Portfolio – Global Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Bond Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Scientific Games International, Inc.
12/01/2022	10.000%	63,000	69,791
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	51,000	54,457
12/15/2026	5.250%	9,000	9,500
Scripps Networks Interactive, Inc.
06/15/2025	3.950%	1,575,000	1,600,154
Sempra Energy
10/01/2022	2.875%	660,000	663,266
06/15/2024	3.550%	465,000	475,997
06/15/2027	3.250%	260,000	256,966
SESI LLC(a)
09/15/2024	7.750%	8,000	8,311
Sirius XM Radio, Inc.(a)
07/15/2026	5.375%	66,000	69,353
08/01/2027	5.000%	51,000	52,080
SM Energy Co.
06/01/2025	5.625%	14,000	13,312
09/15/2026	6.750%	76,000	76,121
Solera LLC/Finance, Inc.(a)
03/01/2024	10.500%	46,000	52,350
Southern Co. (The)
07/01/2046	4.400%	450,000	466,131
SP Finco LLC(a)
07/01/2025	6.750%	32,000	30,106
Spectrum Brands, Inc.
11/15/2022	6.625%	54,000	56,246
07/15/2025	5.750%	228,000	243,923
Springleaf Finance Corp.
05/15/2022	6.125%	54,000	57,056
Springs Industries, Inc.
06/01/2021	6.250%	178,000	183,606
Sprint Corp.
06/15/2024	7.125%	82,000	92,208
02/15/2025	7.625%	154,000	176,859
SPX FLOW, Inc.(a)
08/15/2024	5.625%	13,000	13,584
08/15/2026	5.875%	46,000	48,663
Steel Dynamics, Inc.(a)
09/15/2025	4.125%	12,000	12,079
Sterigenics-Nordion Holdings LLC(a)
05/15/2023	6.500%	48,000	49,878
Symantec Corp.(a)
04/15/2025	5.000%	39,000	40,755
Tallgrass Energy Partners LP/Finance Corp.(a)
09/15/2024	5.500%	16,000	16,445
01/15/2028	5.500%	37,000	37,602
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Targa Resources Partners LP/Finance Corp.
05/01/2023	5.250%	132,000	134,935
03/15/2024	6.750%	52,000	56,070
02/01/2027	5.375%	64,000	66,728
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	700,000	790,956
Team Health Holdings, Inc.(a)
02/01/2025	6.375%	33,000	31,255
Teleflex, Inc.
06/01/2026	4.875%	11,000	11,419
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	20,000	20,282
Tempur Sealy International, Inc.
10/15/2023	5.625%	22,000	23,146
Tenet Healthcare Corp.
06/15/2023	6.750%	43,000	41,242
Tenet Healthcare Corp.(a)
07/15/2024	4.625%	50,000	49,551
05/01/2025	5.125%	76,000	74,973
08/01/2025	7.000%	31,000	29,012
T-Mobile USA, Inc.
01/15/2026	6.500%	126,000	139,139
Toll Brothers Finance Corp.
11/15/2025	4.875%	29,000	30,185
TransDigm, Inc.
05/15/2025	6.500%	105,000	108,187
06/15/2026	6.375%	83,000	85,033
TriMas Corp.(a)
10/15/2025	4.875%	5,000	5,042
Tronox Finance PLC(a)
10/01/2025	5.750%	8,000	8,200
United Rentals North America, Inc.
10/15/2025	4.625%	24,000	24,297
09/15/2026	5.875%	69,000	74,935
05/15/2027	5.500%	50,000	53,298
01/15/2028	4.875%	33,000	33,161
01/15/2028	4.875%	11,000	11,056
United Technologies Corp.
11/01/2046	3.750%	100,000	96,481
Universal Health Services, Inc.(a)
08/01/2022	4.750%	58,000	59,998
Univision Communications, Inc.(a)
02/15/2025	5.125%	47,000	47,412
US Concrete, Inc.
06/01/2024	6.375%	24,000	25,896

Columbia Variable Portfolio – Global Bond Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Bond Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Valvoline, Inc.(a)
07/15/2024	5.500%	7,000	7,465
08/15/2025	4.375%	33,000	33,566
Venator Finance SARL/Materials LLC(a)
07/15/2025	5.750%	7,000	7,281
VeriSign, Inc.
04/01/2025	5.250%	84,000	90,712
07/15/2027	4.750%	19,000	19,565
Verizon Communications, Inc.
03/15/2055	4.672%	390,000	371,191
VFH Parent LLC/Orchestra Co-Issuer, Inc.(a)
06/15/2022	6.750%	11,000	11,441
Weatherford International Ltd.
06/15/2021	7.750%	34,000	35,356
06/15/2023	8.250%	11,000	11,335
WellCare Health Plans, Inc.
04/01/2025	5.250%	58,000	61,113
Wells Fargo & Co.
10/23/2026	3.000%	160,000	156,403
WESCO Distribution, Inc.
06/15/2024	5.375%	18,000	18,958
Williams Companies, Inc. (The)
01/15/2023	3.700%	40,000	39,863
06/24/2024	4.550%	139,000	143,898
Williams Partners LP
09/15/2045	5.100%	400,000	420,442
WPX Energy, Inc.
01/15/2022	6.000%	140,000	144,931
09/15/2024	5.250%	21,000	21,115
Wynn Las Vegas LLC/Capital Corp.(a)
05/15/2027	5.250%	25,000	25,431
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	114,000	120,786
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	20,000	22,597
Total			39,287,684
Virgin Islands 0.0%
Platform Specialty Products Corp.(a)
02/01/2022	6.500%	28,000	28,987
Total Corporate Bonds & Notes (Cost $47,561,845)			49,035,222

Foreign Government Obligations(e),(f) 36.0%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Argentina 1.0%
Argentine Republic Government International Bond
04/22/2021	6.875%		500,000	544,476
04/22/2026	7.500%		700,000	786,724
04/22/2046	7.625%		150,000	165,592
Total				1,496,792
Australia 1.1%
Australia Government Bond(a)
04/21/2027	4.750%	AUD	1,819,000	1,661,691
Brazil 0.5%
Petrobras Global Finance BV
01/27/2021	5.375%		106,000	111,913
03/17/2024	6.250%		563,000	601,265
Total				713,178
Canada 0.1%
NOVA Chemicals Corp.(a)
06/01/2024	4.875%		19,000	19,249
05/01/2025	5.000%		46,000	46,938
06/01/2027	5.250%		20,000	20,180
Total				86,367
Croatia 0.2%
Croatia Government International Bond(a)
01/26/2024	6.000%		200,000	228,482
Dominican Republic 0.9%
Dominican Republic International Bond(a)
04/20/2027	8.625%		1,092,000	1,320,827
Egypt 0.8%
Egypt Government International Bond(a)
01/31/2027	7.500%		1,100,000	1,197,232
Germany 2.1%
Bundesrepublik Deutschland(a)
07/04/2042	3.250%	EUR	1,750,000	3,004,667
Honduras 1.3%
Honduras Government International Bond(a)
03/15/2024	7.500%		1,700,000	1,931,370
Indonesia 0.3%
Indonesia Government International Bond(a)
05/05/2021	4.875%		364,000	392,561
Italy 2.0%
Italy Buoni Poliennali Del Tesoro
11/01/2026	7.250%	EUR	191	326

8	Columbia Variable Portfolio – Global Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Bond Fund, September 30, 2017 (Unaudited)
Foreign Government Obligations(e),(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Italy Buoni Poliennali Del Tesoro(a)
09/01/2028	4.750%	EUR	2,000,000	2,924,891
Total				2,925,217
Japan 0.4%
Japan Government 30-Year Bond
09/20/2046	0.500%	JPY	71,000,000	576,866
Kazakhstan 0.1%
KazMunayGas National Co. JSC(a)
07/02/2018	9.125%		199,000	208,117
Mexico 1.5%
Mexican Bonos
12/05/2024	10.000%	MXN	11,720,000	762,145
Mexico Government International Bond
09/27/2034	6.750%		104,000	135,999
Petroleos Mexicanos
01/24/2022	4.875%		430,000	450,834
09/21/2023	4.625%		165,000	170,403
01/18/2024	4.875%		563,000	583,431
Total				2,102,812
Philippines 0.2%
Power Sector Assets & Liabilities Management Corp.(a)
05/27/2019	7.250%		232,000	250,930
Romania 0.2%
Romanian Government International Bond(a)
01/22/2024	4.875%		232,000	255,876
Russian Federation 17.3%
Gazprom OAO Via Gaz Capital SA(a)
03/07/2022	6.510%		1,274,000	1,414,499
Russian Federal Bond - OFZ
04/14/2021	7.600%	RUB	1,317,000,000	23,096,945
Russian Foreign Bond - Eurobond(a),(d)
03/31/2030	7.500%		473,690	557,448
Total				25,068,892
Senegal 1.2%
Senegal Government International Bond(a)
07/30/2024	6.250%		1,600,000	1,708,165
Serbia 0.2%
Serbia International Bond(a)
12/03/2018	5.875%		232,000	240,710
South Korea 1.0%
Korea Treasury Bond
06/10/2026	1.875%	KRW	1,800,000,000	1,523,059
Foreign Government Obligations(e),(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Spain 2.0%
Spain Government Bond(a)
10/31/2025	2.150%	EUR	1,196,000	1,517,199
10/31/2044	5.150%	EUR	780,000	1,339,942
Total				2,857,141
United Arab Emirates 0.0%
DAE Funding LLC(a)
08/01/2024	5.000%		31,000	31,755
United Kingdom 1.6%
United Kingdom Gilt(a)
01/22/2045	3.500%	GBP	1,330,000	2,366,231
Total Foreign Government Obligations (Cost $48,442,176)				52,148,938

Residential Mortgage-Backed Securities - Agency 0.1%

United States 0.1%
Federal Home Loan Mortgage Corp.
05/01/2018	4.500%		3,824	3,910
04/01/2033	6.000%		98,222	112,728
Total				116,638
Total Residential Mortgage-Backed Securities - Agency (Cost $104,821)				116,638

Residential Mortgage-Backed Securities - Non-Agency 1.9%

United States 1.9%
Citigroup Mortgage Loan Trust, Inc.(a),(g)
CMO Series 2013-2 Class 1A3
11/25/2037	3.389%		2,795,615	2,761,829
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $2,838,465)				2,761,829

Senior Loans 0.2%
Borrower	Weighted Average Coupon		Principal Amount ($)	Value ($)
United States 0.2%
Ancestry.com Operations, Inc.(h),(i)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% 10/19/2024	9.490%		14,443	14,642
Chesapeake Energy Corp.(h),(i)
Tranche A Term Loan
3-month USD LIBOR + 7.500% 08/23/2021	8.814%		46,701	50,276

Columbia Variable Portfolio – Global Bond Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Bond Fund, September 30, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
DigiCert Holdings, Inc.(b),(h),(i)
1st Lien Term Loan
3-month USD LIBOR + 4.750% 09/20/2024	0.000%	31,000	31,310
Genesys Telecommunications Laboratories, Inc.(h),(i)
Tranche B2 Term Loan
3-month USD LIBOR + 3.750% 12/01/2023	5.083%	15,920	16,022
Kronos, Inc.(h),(i)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% 11/01/2024	9.561%	23,000	23,711
Misys Ltd.(h),(i)
2nd Lien Term Loan
3-month USD LIBOR + 7.250% 06/13/2025	8.567%	7,593	7,715
Serta Simmons Bedding LLC(h),(i)
2nd Lien Term Loan
3-month USD LIBOR + 8.000% 11/08/2024	9.312%	63,104	60,541
UFC Holdings LLC(h),(i)
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 08/18/2024	8.737%	4,000	4,056
Total			208,273
Total Senior Loans (Cost $204,786)			208,273

U.S. Treasury Obligations 14.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 14.9%
U.S. Treasury
09/30/2018	0.750%	5,376,000	5,343,888
07/31/2021	1.125%	4,400,000	4,293,141
02/28/2022	1.875%	9,000,000	9,003,023
02/15/2027	2.250%	3,000,000	2,982,289
Total			21,622,341
Total U.S. Treasury Obligations (Cost $21,735,723)			21,622,341

Money Market Funds 2.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(j),(k)	3,763,776	3,763,776
Total Money Market Funds (Cost $3,763,738)		3,763,776
Total Investments (Cost $136,656,396)		141,618,585
Other Assets & Liabilities, Net		3,219,039
Net Assets		$144,837,624

At September 30, 2017, securities and/or cash totaling $3,358,528 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
4,852,000 MXN	272,687 USD	Barclays	10/20/2017	7,005	—
511,539 USD	130,000,000 HUF	Barclays	10/20/2017	—	(18,252)
741,523 USD	5,871,000 SEK	Barclays	10/20/2017	—	(20,004)
11,825,382 USD	14,358,000 CAD	Barclays	10/27/2017	—	(316,276)
230,096 USD	319,000 NZD	BNP Paribas	10/20/2017	236	—
198,248 USD	247,000 AUD	Citi	10/20/2017	—	(4,544)
695,650 USD	4,297,000 DKK	Citi	10/20/2017	—	(12,494)
342,174 USD	1,432,000 MYR	Citi	10/20/2017	—	(3,130)
393,468 USD	13,000,000 THB	Citi	10/20/2017	—	(3,590)
4,113,998 USD	5,003,000 CAD	Credit Suisse	10/20/2017	—	(103,889)
29,303,452 USD	24,337,000 EUR	Credit Suisse	10/20/2017	—	(512,662)
1,341,363,000 RUB	23,409,476 USD	HSBC	10/20/2017	224,647	—
25,778,333 USD	2,795,753,000 JPY	HSBC	10/20/2017	—	(911,362)
329,236 USD	4,250,000 ZAR	HSBC	10/20/2017	—	(16,214)
14,734,000 AUD	11,808,579 USD	HSBC	10/27/2017	254,885	—
10	Columbia Variable Portfolio – Global Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Bond Fund, September 30, 2017 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
271,400 USD	960,000 PLN	Morgan Stanley	10/20/2017	—	(8,320)
1,005,902 USD	955,000 CHF	Standard Chartered	10/20/2017	—	(18,555)
5,395,352 USD	4,116,000 GBP	Standard Chartered	10/20/2017	123,234	—
292,460 USD	330,000,000 KRW	Standard Chartered	10/20/2017	—	(4,260)
266,411 USD	2,060,000 NOK	Standard Chartered	10/20/2017	—	(7,663)
328,057 USD	440,000 SGD	Standard Chartered	10/20/2017	—	(3,615)
3,123,000 EUR	3,743,774 USD	Standard Chartered	10/27/2017	47,830	—
Total				657,837	(1,964,830)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
90-Day Euro$	301	12/2017	USD	74,136,300	119,735	—
Euro-BTP	120	12/2017	EUR	16,412,119	—	(115,217)
Euro-Buxl 30-Year Bond	10	12/2017	EUR	1,653,522	—	(43,967)
Long Gilt	25	12/2017	GBP	3,154,824	—	(94,492)
U.S. Treasury 10-Year Note	272	12/2017	USD	34,264,447	—	(353,331)
U.S. Treasury 5-Year Note	76	12/2017	USD	8,957,050	—	(60,718)
Total					119,735	(667,725)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
90-Day Euro$	(614)	12/2018	USD	(150,637,225)	—	(515,511)
Euro-Bund	(262)	12/2017	EUR	(42,288,513)	425,027	—
Euro-OAT	(22)	12/2017	EUR	(3,509,547)	27,536	—
U.S. Long Bond	(6)	12/2017	USD	(926,690)	14,893	—
U.S. Ultra Bond	(7)	12/2017	USD	(1,175,039)	20,547	—
Total					488,003	(515,511)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
3-Month SEK STIBOR	Fixed rate of -0.268%	Receives Quarterly, Pays Annually	Morgan Stanley	05/08/2019	SEK	164,000,000	3,131	—	—	3,131	—
Fixed rate of 1.513%	3-Month CAD Canadian Bankers Acceptances (BA)	Receives Semi annually, Pays Semi annually	Morgan Stanley	06/23/2026	CAD	4,850,000	(248,760)	—	—	—	(248,760)
Fixed rate of 2.156%	3-Month USD LIBOR	Receives Semi annually, Pays Quarterly	Morgan Stanley	05/22/2027	USD	8,282,000	(47,803)	64	—	—	(47,803)
Fixed rate of 0.254%	6-Month JPY LIBOR-BBA	Receives Semi annually, Pays Semi annually	Morgan Stanley	07/19/2046	JPY	551,441,313	(875,884)	51	—	—	(875,884)
Total							(1,169,316)	115	—	3,131	(1,172,447)

Columbia Variable Portfolio – Global Bond Fund | Quarterly Report 2017	11

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Bond Fund, September 30, 2017 (Unaudited)
Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Republic of South Africa	Barclays	06/20/2022	1.000	Quarterly	USD	1,600,000	49,350	(444)	77,972	—	—	(29,066)
Markit CDX Emerging Markets Index, Series 28	Citi	12/20/2022	1.000	Quarterly	USD	7,650,000	307,455	(2,125)	320,125	—	—	(14,795)
Total								(2,569)	398,097	—	—	(43,861)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 29	Morgan Stanley	12/20/2022	5.000	Quarterly	USD	11,100,000	(11,818)	—	(854,604)	—	(11,818)
Markit CDX North America Investment Grade Index, Series 29	Morgan Stanley	12/20/2022	1.000	Quarterly	USD	46,500,000	(1,484)	—	(1,010,201)	—	(1,484)
Markit iTraxx Europe Crossover Index, Series 28	Morgan Stanley	12/20/2022	5.000	Quarterly	EUR	11,700,000	(48,851)	—	(1,589,876)	—	(48,851)
Total							(62,153)	—	(3,454,681)	—	(62,153)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 6 BBB-	Goldman Sachs International	05/11/2063	3.000	Monthly	6.769	USD	1,750,000	(264,967)	729	—	(209,143)	—	(55,095)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2017, the value of these securities amounted to $56,700,809, which represents 39.15% of net assets.
(b)	Represents a security purchased on a forward commitment basis.
(c)	Represents a security purchased on a when-issued basis.
(d)	Represents a step bond where the coupon rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter.
(e)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(f)	Principal and interest may not be guaranteed by the government.
(g)	Represents a variable rate security where the coupon rate adjusts periodically using the weighted average coupon of the underlying mortgages.
(h)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of September 30, 2017. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
(i)	Variable rate security.
(j)	The rate shown is the seven-day current annualized yield at September 30, 2017.
12	Columbia Variable Portfolio – Global Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Bond Fund, September 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
(k)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	12,905,367	48,799,838	(57,941,429)	3,763,776	(1,092)	38	57,322	3,763,776
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
PIK	Payment In Kind
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russia Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Columbia Variable Portfolio – Global Bond Fund | Quarterly Report 2017	13

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Bond Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Non-Agency	—	8,169,992	—	—	8,169,992
Commercial Mortgage-Backed Securities - Non-Agency	—	3,791,576	—	—	3,791,576
Corporate Bonds & Notes	—	49,035,222	—	—	49,035,222
Foreign Government Obligations	—	52,148,938	—	—	52,148,938
Residential Mortgage-Backed Securities - Agency	—	116,638	—	—	116,638
Residential Mortgage-Backed Securities - Non-Agency	—	2,761,829	—	—	2,761,829
Senior Loans	—	208,273	—	—	208,273
U.S. Treasury Obligations	21,622,341	—	—	—	21,622,341
Money Market Funds	—	—	—	3,763,776	3,763,776
Total Investments	21,622,341	116,232,468	—	3,763,776	141,618,585
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	657,837	—	—	657,837
Futures Contracts	607,738	—	—	—	607,738
Swap Contracts	—	3,131	—	—	3,131
Liability
Forward Foreign Currency Exchange Contracts	—	(1,964,830)	—	—	(1,964,830)
Futures Contracts	(1,183,236)	—	—	—	(1,183,236)
Swap Contracts	—	(1,333,556)	—	—	(1,333,556)
Total	21,046,843	113,595,050	—	3,763,776	138,405,669
14	Columbia Variable Portfolio – Global Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Bond Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Columbia Variable Portfolio – Global Bond Fund | Quarterly Report 2017	15

Portfolio of Investments
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Agency 3.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2011-20K Class 1
11/01/2031	2.870%	3,163,356	3,212,971
Series 2012-20C Class 1
03/01/2032	2.510%	1,341,537	1,345,512
Series 2012-20G Class 1
07/01/2032	2.380%	1,291,004	1,284,695
Series 2012-20I Class 1
09/01/2032	2.200%	2,173,533	2,146,188
Series 2012-20J Class 1
10/01/2032	2.180%	7,559,985	7,455,506
Series 2012-20L Class 1
12/01/2032	1.930%	1,038,908	1,013,138
Series 2013-20E Class 1
05/01/2033	2.070%	3,282,996	3,212,215
Series 2014-20D Class 1
04/01/2034	3.110%	5,309,149	5,472,731
Series 2014-20F Class 1
06/01/2034	2.990%	5,610,601	5,707,662
Series 2014-20I Class 1
09/01/2034	2.920%	345,047	350,898
Series 2015-20C Class 1
03/01/2035	2.720%	971,609	977,881
Series 2015-20E Class 1
05/01/2035	2.770%	10,892,605	10,970,938
Series 2016-20F Class 1
06/01/2036	2.180%	17,633,136	17,141,166
Series 2016-20K Class 1
11/01/2036	2.570%	11,726,809	11,673,965
Series 2016-20L Class 1
12/01/2036	2.810%	21,059,517	21,111,185
Series 2017-20D Class 1
04/01/2037	2.840%	30,205,000	30,402,051
Series 2017-20E Class 1
05/01/2037	2.880%	1,965,000	1,984,795
Series 2017-20F Class 1
06/01/2037	2.810%	15,330,000	15,378,757
Series 2017-20G Class 1
07/01/2037	2.980%	13,099,000	13,254,352
Series 2017-20H Class 1
08/01/2037	2.750%	11,306,000	11,327,340
United States Small Business Administration(a)
Series 2017-20I Class 1
09/01/2037	2.590%	19,685,000	19,425,158
Total Asset-Backed Securities — Agency (Cost $184,609,333)			184,849,104

Asset-Backed Securities — Non-Agency 17.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ally Master Owner Trust(b)
Series 2014-5 Class A1
1-month USD LIBOR + 0.490% 10/15/2019	1.724%	2,700,000	2,700,441
Ally Master Owner Trust
Series 2015-3 Class A
05/15/2020	1.630%	9,960,000	9,964,559
AmeriCredit Automobile Receivables Trust(b)
Series 2016-2 Class A2B
1-month USD LIBOR + 0.700% 10/08/2019	1.932%	1,116,826	1,117,542
ARI Fleet Lease Trust(c)
Series 2015-A Class A2
11/15/2018	1.110%	238,754	238,586
Series 2017-A Class A2
04/15/2026	1.910%	2,900,000	2,900,772
Ascentium Equipment Receivables Trust(c)
Series 2017-1A Class A2
07/10/2019	1.870%	3,200,000	3,199,603
Avery Point VII CLO Ltd.(b),(c)
3-month USD LIBOR + 6.600% 01/15/2028	7.904%	2,100,000	2,128,646
Birchwood Park CLO Ltd.(b),(c)
Series 2014-1A Class AR
3-month USD LIBOR + 1.180% 07/15/2026	2.484%	5,500,000	5,524,063
BMW Floorplan Master Owner Trust(b),(c)
Series 2015-1A Class A
1-month USD LIBOR + 0.500% 07/15/2020	1.726%	2,730,000	2,739,220
BMW Vehicle Lease Trust
Series 2017-1 Class A2
07/22/2019	1.640%	11,970,000	11,972,758
Cabela’s Credit Card Master Note Trust
Series 2015-2 Class A1
07/17/2023	2.250%	9,025,000	9,054,790
Capital Auto Receivables Asset Trust(b)
Series 2016-2 Class A2B
1-month USD LIBOR + 0.590% 01/22/2019	1.826%	1,410,291	1,410,691
Capital One Multi-Asset Execution Trust
Series 2015-A2 Class A2
03/15/2023	2.080%	22,585,000	22,667,546
Series 2015-A4 Class A4
05/15/2025	2.750%	17,315,000	17,725,419
Series 2017-A3 Class A3
01/15/2025	2.430%	29,345,000	29,672,605

16	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carlyle Global Market Strategies CLO Ltd.(b),(c)
Series 2016-1A Class D
3-month USD LIBOR + 7.600% 04/20/2027	8.907%	1,800,000	1,827,119
CarMax Auto Owner Trust
Series 2016-4 Class A2
11/15/2019	1.210%	6,012,667	6,005,391
Series 2017-2 Class A2
06/15/2020	1.630%	24,610,000	24,609,439
Chesapeake Funding II LLC(b),(c)
Series 2016-2A Class A2
1-month USD LIBOR + 1.000% 06/15/2028	2.234%	7,577,095	7,620,941
Series 2017-3A Class A2
1-month USD LIBOR + 0.340% 08/15/2029	1.574%	10,505,000	10,517,373
Chrysler Capital Auto Receivables Trust(c)
Series 2016-BA Class A2
01/15/2020	1.360%	1,797,813	1,796,375
Conn Funding II LP(c)
Series 2017-A Class A
07/15/2019	2.730%	12,822,009	12,828,364
Series 2017-A Class B
02/15/2020	5.110%	2,500,000	2,509,353
Conn’s Receivables Funding LLC(c)
Series 2016-B Class A
10/15/2018	3.730%	258,532	258,721
Series 2016-B Class B
03/15/2019	7.340%	5,000,000	5,093,267
Dell Equipment Finance Trust(c)
Series 2016-1 Class A2
09/24/2018	1.430%	1,487,382	1,487,061
Series 2017-1 Class A2
06/24/2019	1.860%	3,680,000	3,681,085
Discover Card Execution Note Trust
Series 2017-A2 Class A2
07/15/2024	2.390%	33,725,000	34,047,253
DRB Prime Student Loan Trust(c)
Series 2016-B Class A2
06/25/2040	2.890%	5,518,830	5,508,800
Dryden 33 Senior Loan Fund(b),(c)
Series 2014-33A Class AR
3-month USD LIBOR + 1.430% 10/15/2028	2.734%	17,825,000	17,974,890
Dryden XXIV Senior Loan Fund(b),(c)
Series 2012-24RA Class AR
3-month USD LIBOR + 1.290% 11/15/2023	2.605%	5,969,062	5,972,822
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DT Auto Owner Trust(c)
Subordinated, Series 2014-1A Class D
01/15/2021	3.980%	4,184,015	4,194,724
Enterprise Fleet Financing LLC(c)
Series 2014-2 Class A2
03/20/2020	1.050%	59,491	59,474
Series 2015-1 Class A2
09/20/2020	1.300%	848,627	848,251
Series 2015-2 Class A2
02/22/2021	1.590%	2,926,362	2,924,206
Series 2016-2 Class A2
02/22/2022	1.740%	4,126,210	4,121,555
Fifth Third Auto Trust
Series 2017-1 Class A2A
04/15/2020	1.590%	5,545,000	5,539,648
Ford Credit Auto Owner Trust(c)
Series 2015-1 Class A
07/15/2026	2.120%	21,316,000	21,396,826
Series 2015-2 Class A
01/15/2027	2.440%	8,925,000	9,016,821
Series 2016-1 Class A
08/15/2027	2.310%	21,178,000	21,274,783
Series 2016-2 Class A
12/15/2027	2.030%	34,250,000	33,983,973
Series 2017-1 Class A
08/15/2028	2.620%	29,500,000	29,828,229
Series 2017-2 Class A
03/15/2029	2.360%	6,800,000	6,788,440
Ford Credit Auto Owner Trust
Series 2016-A Class A2A
12/15/2018	1.120%	107,760	107,748
Ford Credit Floorplan Master Owner Trust(c)
Series 2013-2 Class A
03/15/2022	2.090%	7,025,000	7,040,940
GM Financial Automobile Leasing Trust
Series 2015-3 Class A3
03/20/2019	1.690%	4,695,617	4,697,390
Series 2016-3 Class A2A
02/20/2019	1.350%	3,656,718	3,652,449
Series 2017-3 Class A2A
01/21/2020	1.720%	6,555,000	6,544,956
GMF Floorplan Owner Revolving Trust(b),(c)
Series 2015-1 Class A2
1-month USD LIBOR + 0.500% 05/15/2020	1.734%	13,220,000	13,248,399
Series 2016-1 Class A2
1-month USD LIBOR + 0.850% 05/17/2021	2.084%	6,075,000	6,133,881

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2017	17

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Goldentree Loan Opportunities VIII Ltd.(b),(c)
Series 2014-8A Class AR
3-month USD LIBOR + 1.210% 04/19/2026	2.516%	9,000,000	9,061,677
Green Tree Agency Advance Funding Trust I(a),(c)
Series 2016-T1 Class AT1
10/15/2048	2.380%	6,500,000	6,468,930
Harley-Davidson Motorcycle Trust
Series 2015-1 Class A3
06/15/2020	1.410%	1,874,333	1,873,217
Series 2015-2 Class A3
03/16/2020	1.300%	11,886,009	11,877,733
Hertz Fleet Lease Funding LP(b),(c)
Series 2014-1 Class A
1-month USD LIBOR + 0.400% 04/10/2028	1.635%	40,983	40,983
Series 2015-1 Class A
1-month USD LIBOR + 0.570% 07/10/2029	1.805%	6,937,146	6,944,084
Series 2016-1 Class A1
1-month USD LIBOR + 1.100% 04/10/2030	2.331%	14,399,603	14,437,959
Series 2017-1 Class A1
1-month USD LIBOR + 0.650% 04/10/2031	1.885%	7,460,000	7,460,243
Hertz Vehicle Financing II LP(c)
Series 2015-1A Class A
03/25/2021	2.730%	14,200,000	14,208,404
Series 2015-3A Class A
09/25/2021	2.670%	4,490,000	4,450,948
Hertz Vehicle Financing LLC(c)
Series 2016-1A Class A
03/25/2020	2.320%	4,560,000	4,553,457
Series 2016-2A Class A
03/25/2022	2.950%	16,490,000	16,441,328
Honda Auto Receivables Owner Trust
Series 2015-2 Class A3
02/21/2019	1.040%	1,615,984	1,614,286
Hyundai Auto Lease Securitization Trust(c)
Series 2016-C Class A2
03/15/2019	1.300%	6,480,252	6,474,049
Hyundai Floorplan Master Owner Trust(b),(c)
Series 2016-1A Class A1
1-month USD LIBOR + 0.900% 03/15/2021	2.134%	2,520,000	2,534,586
John Deere Owner Trust
Series 2016-A Class A2
10/15/2018	1.150%	813,380	813,249
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kubota Credit Owner Trust(c)
Series 2016-1A Class A2
04/15/2019	1.250%	2,715,373	2,712,334
Mercedes-Benz Auto Lease Trust
Series 2016-B Class A2
01/15/2019	1.150%	2,633,795	2,631,966
Series 2017-A Class A2A
08/15/2019	1.530%	21,320,000	21,306,076
MMAF Equipment Finance LLC(c)
Series 2017-AA Class A2
05/18/2020	1.730%	2,780,000	2,777,296
New Residential Advance Receivables Trust Advance Receivables-Backed Notes(c)
Series 2017-T1 Class AT1
02/15/2051	3.214%	9,360,000	9,350,961
New York City Tax Lien Trust(c)
Series 2015-A Class A
11/10/2028	1.340%	379,959	378,215
Series 2016-A Class A
11/10/2029	1.470%	1,349,222	1,340,279
Nissan Auto Lease Trust
Series 2016-B Class A2A
12/17/2018	1.260%	4,304,872	4,301,155
Nissan Auto Receivables Owner Trust(b)
Series 2015-A Class A1
1-month USD LIBOR + 0.400% 01/15/2020	1.634%	1,875,000	1,876,625
Nissan Master Owner Trust Receivables(b)
Series 2017-A Class A
1-month USD LIBOR + 0.310% 04/15/2021	1.544%	21,325,000	21,356,704
Octagon Investment Partners 30 Ltd.(b),(c)
Series 2017-1A Class A1
3-month USD LIBOR + 1.320% 03/17/2030	2.355%	7,000,000	7,015,267
Octagon Investment Partners 31 LLC(b),(c)
Series 2017-1A Class E
3-month USD LIBOR + 6.300% 07/20/2030	7.510%	2,250,000	2,233,316
Octagon Investment Partners XV Ltd.(b),(c)
Series 2013-1A Class DR
3-month USD LIBOR + 3.700% 07/19/2030	5.006%	2,000,000	2,022,498
Octagon Investment Partners XXVI Ltd.(b),(c)
Series 2016-1A Class E
3-month USD LIBOR + 7.850% 04/15/2027	9.154%	2,000,000	2,019,740
Ocwen Master Advance Receivables Trust(c)
Series 2016-T1 Class AT1
08/17/2048	2.521%	13,100,000	13,079,531

18	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-T1 Class AT1
09/15/2048	2.499%	5,530,000	5,532,775
OneMain Direct Auto Receivables Trust(c)
Series 2016-1A Class A
01/15/2021	2.040%	2,251,711	2,253,373
OneMain Financial Issuance Trust(c)
Series 2015-1A Class A
03/18/2026	3.190%	8,005,000	8,080,683
Series 2015-2A Class A
07/18/2025	2.570%	12,332,154	12,354,130
OZLM Funding IV Ltd.(b),(c)
Series 2013-4A Class D2R
3-month USD LIBOR + 7.250% 10/22/2030	8.500%	1,962,500	1,962,461
OZLM Funding Ltd.(b),(c)
Series 2012-1A Class DR2
3-month USD LIBOR + 6.670% 07/23/2029	7.983%	1,000,000	979,225
Porsche Innovative Lease Owner Trust(c)
Series 2015-1 Class A3
07/23/2018	1.190%	748,062	747,974
Preston Ridge Partners Mortgage LLC(a),(c),(d)
CMO Series 2017-2A Class A1
09/25/2022	3.470%	15,000,000	14,998,551
Prosper Marketplace Issuance Trust(c)
Subordinated Series 2017-2A Class C
09/15/2023	5.370%	2,000,000	2,006,385
Sierra Timeshare Receivables Funding LLC(c)
Series 2016-2A Class A
07/20/2033	2.330%	3,141,542	3,142,766
SoFi Professional Loan Program(a),(c),(e),(f)
Series 2017-A Class R
03/26/2040	0.000%	50,000	3,062,500
SoFi Professional Loan Program LLC(a),(c),(e),(f),(g)
Series 2015-D Class RC
10/26/2037	0.000%	5	3,200,000
Series 2016-A Class RIO
01/25/2038	0.000%	8	2,720,000
Series 2016-A Class RPO
01/25/2038	0.000%	6	3,960,000
Series 2016-B Class RC
04/25/2037	0.000%	2	1,060,000
SoFi Professional Loan Program LLC(c)
Series 2016-A
12/26/2036	2.760%	8,422,220	8,497,365
Springleaf Funding Trust(c)
Series 2016-AA Class A
11/15/2029	2.900%	15,390,000	15,432,913
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SPS Servicer Advance Receivables Trust(c)
Series 2016-T2 Class AT2
11/15/2049	2.750%	13,100,000	13,057,179
Symphony CLO V Ltd.(b),(c)
Series 2007-5A Class A1
3-month USD LIBOR + 0.750% 01/15/2024	2.054%	4,327,510	4,332,054
TAL Advantage V LLC(c)
Series 2014-2A Class A1
05/20/2039	1.700%	420,725	419,956
Toyota Auto Receivables Owner Trust(b)
Series 2017-B Class A2B
1-month USD LIBOR + 0.060% 01/15/2020	1.294%	7,200,000	7,198,313
Volvo Financial Equipment LLC(c)
Series 2015-1A Class A3
06/17/2019	1.510%	1,205,158	1,204,780
Voya Ltd.(b),(c)
Series 2012-4A Class A1R
3-month USD LIBOR + 1.450% 10/15/2028	2.754%	11,000,000	11,063,701
VSE VOI Mortgage LLC(c)
Series 2016-A Class A
07/20/2033	2.540%	7,654,271	7,601,828
Wells Fargo Dealer Floorplan Master Note Trust(b)
Series 2015-1 Class A
1-month USD LIBOR + 0.500% 01/20/2020	1.736%	13,625,000	13,646,789
Wheels SPV 2 LLC(c)
Series 2015-1A Class A2
04/22/2024	1.270%	1,054,820	1,053,897
World Financial Network Credit Card Master Trust
Series 2012-D Class A
04/17/2023	2.150%	7,245,000	7,278,215
Series 2014-C Class A
08/16/2021	1.540%	3,540,000	3,540,246
Series 2015-B Class A
06/17/2024	2.550%	16,775,000	16,913,652
World Omni Auto Receivables Trust
Series 2017-A Class A2A
08/17/2020	1.500%	22,130,000	22,117,505
World Omni Automobile Lease Securitization Trust
Series 2015-A Class A3
10/15/2018	1.540%	7,717,542	7,718,875
Total Asset-Backed Securities — Non-Agency (Cost $853,649,642)			856,953,375

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2017	19

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2017 (Unaudited)
Commercial Mortgage-Backed Securities - Agency 0.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
Series K026 Class A2
11/25/2022	2.510%	8,850,000	8,929,642
Series K027 Class A2
01/25/2023	2.637%	7,212,400	7,316,533
Series K722 Class A2
03/25/2023	2.406%	5,200,000	5,224,265
Series K724 Class A1
03/25/2023	2.776%	9,338,045	9,529,420
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series 20K720 Class A2
06/25/2022	2.716%	7,105,000	7,248,086
Total Commercial Mortgage-Backed Securities - Agency (Cost $38,147,783)			38,247,946

Commercial Mortgage-Backed Securities - Non-Agency 3.6%

American Homes 4 Rent(c)
Series 2015-SFR1 Class F
04/17/2052	5.885%	1,000,000	1,040,097
American Homes 4 Rent Trust(c)
Series 2014-SFR3 Class A
12/17/2036	3.678%	2,388,236	2,501,775
Series 2015-SFR2 Class A
10/17/2045	3.732%	6,922,698	7,280,064
B2R Mortgage Trust(c),(h)
Series 2015-2 Class E
11/15/2048	5.645%	1,000,000	917,743
BHMS Mortgage Trust(c),(h)
Series 2014-ATLS Class DFX
07/05/2033	4.847%	4,000,000	4,061,395
CGGS Commercial Mortgage Trust(c)
Series 2016-RNDA Class AFX
02/10/2033	2.757%	6,161,402	6,177,191
Commercial Mortgage Trust
Series 2013-CR13 Class A3
11/10/2023	3.928%	12,490,000	13,328,671
Series 2013-CR8 Class A4
06/10/2046	3.334%	5,270,000	5,449,243
Series 2015-LC19 Class A4
02/10/2048	3.183%	710,000	719,517
Credit Suisse Mortgage Capital Certificates OA LLC(c)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	3,500,000	3,119,260
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	3,000,000	2,541,252
Credit Suisse Mortgage Capital Certificates Trust
Series 2016-NXSR Class A4
12/15/2049	3.795%	10,400,000	10,880,019
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DBUBS Mortgage Trust(c)
Series 2011-LC2A Class A4
07/10/2044	4.537%	17,780,000	18,934,857
General Electric Capital Assurance Co.(c)
Series 2003-1 Class A5
05/12/2035	5.743%	2,007,132	2,054,158
Hilton USA Trust(c)
Series 2016-HHV Class A
11/05/2038	3.719%	8,300,000	8,636,415
Subordinated, Series 2016-SFP Class E
11/05/2035	5.519%	2,000,000	2,051,008
Hilton USA Trust(c),(h)
Series 2016-HHV Class F
11/05/2038	4.333%	7,000,000	5,572,223
Houston Galleria Mall Trust(c)
Series 2015-HGLR Class A1A2
03/05/2037	3.087%	5,200,000	5,158,385
Invitation Homes Trust(b),(c)
Subordinated, Series 2014-SFR3 Class F
1-month USD LIBOR + 5.000% 12/17/2031	6.235%	490,734	490,731
Subordinated, Series 2015-SFR2 Class E
1-month USD LIBOR + 3.150% 06/17/2032	4.385%	1,250,000	1,263,078
Subordinated, Series 2015-SFR2 Class F
1-month USD LIBOR + 3.700% 06/17/2032	4.935%	5,100,000	5,165,300
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14 Class A4
08/15/2046	4.133%	9,060,000	9,713,356
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C13 Class A4
01/15/2046	3.994%	12,680,000	13,511,896
JPMorgan Commercial Mortgage-Backed Securities Trust(c)
Series 2009-RR1 Class A4B1
03/18/2051	1.000%	38,099	37,861
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C12 Class A4
10/15/2046	4.259%	4,857,967	5,220,312
Morgan Stanley Capital I Trust(c)
Series 2014-150E Class A
09/09/2032	3.912%	6,495,000	6,853,556
Progress Residential Trust(c)
Series 2017-SFR1 Class A
08/17/2034	2.768%	10,350,671	10,361,857
Rialto Capital Management LLC(c)
Series 2014-LT5 Class B
05/15/2024	5.000%	103,817	103,728

20	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2017 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Rialto Real Estate Fund LLC(c)
Subordinated, Series 2015-LT7 Class B
12/25/2032	5.071%	3,757,565	3,754,678
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A5
12/10/2045	2.850%	5,350,000	5,416,147
Series 2013-C5 Class A4
03/10/2046	3.185%	14,266,000	14,603,023
Wells Fargo Commercial Mortgage Trust
Series 2015-LC20 Class A4
04/15/2050	2.925%	3,670,000	3,665,154
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $180,095,208)			180,583,950

Corporate Bonds & Notes 36.3%

Aerospace & Defense 0.1%
Bombardier, Inc.(c)
12/01/2021	8.750%	344,000	368,896
Lockheed Martin Corp.
12/15/2042	4.070%	4,094,000	4,170,181
TransDigm, Inc.
06/15/2026	6.375%	1,672,000	1,712,945
Total			6,252,022
Automotive 0.5%
Delphi Jersey Holdings PLC(c)
10/01/2025	5.000%	333,000	339,317
Ford Motor Co.
02/01/2029	6.375%	4,200,000	4,908,099
Gates Global LLC/Co.(c)
07/15/2022	6.000%	750,000	770,578
Schaeffler Finance BV(c)
05/15/2023	4.750%	15,965,000	16,504,968
ZF North America Capital, Inc.(c)
04/29/2025	4.750%	550,000	580,844
Total			23,103,806
Banking 11.9%
Ally Financial, Inc.
09/30/2024	5.125%	902,000	976,282
Bank of America Corp.(i)
12/31/2049	8.125%	9,500,000	9,787,755
Junior Subordinated
12/31/2049	8.000%	21,876,000	22,187,558
Bank of America Corp.
Subordinated
01/22/2025	4.000%	2,685,000	2,777,783
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bank of New York Mellon Corp. (The)
05/15/2019	5.450%	5,275,000	5,571,766
Bank of New York Mellon Corp. (The)(i)
Junior Subordinated
12/29/2049	4.500%	1,130,000	1,126,991
12/31/2049	4.625%	7,855,000	7,999,477
BankBoston Capital Trust IV(b)
Junior Subordinated
3-month USD LIBOR + 0.600% 06/08/2028	1.917%	1,275,000	1,199,822
Barclays Bank PLC(b)
USD Swap Semi 30/360 Rate + 6.705% 12/31/2049	8.250%	10,720,000	11,327,620
Barclays PLC
Subordinated
05/12/2026	5.200%	8,595,000	9,195,954
Capital One Financial Corp.
05/12/2020	2.500%	13,110,000	13,179,417
Citigroup, Inc.(i)
Junior Subordinated
12/31/2049	5.800%	51,009,000	53,013,960
Citigroup, Inc.
Subordinated
08/25/2036	6.125%	1,663,000	2,057,800
Discover Financial Services
04/27/2022	5.200%	5,900,000	6,428,351
11/21/2022	3.850%	9,032,000	9,335,927
Fifth Third Bancorp(i)
Junior Subordinated
12/31/2049	4.900%	810,000	819,573
12/31/2049	5.100%	3,647,000	3,719,940
First Maryland Capital I(b)
Junior Subordinated
3-month USD LIBOR + 1.000% 01/15/2027	2.304%	2,244,000	2,119,543
HBOS PLC(c)
Subordinated
05/21/2018	6.750%	15,545,000	15,987,535
HSBC Holdings PLC(i)
Junior Subordinated
12/31/2049	6.000%	16,795,000	17,591,201
12/31/2049	6.375%	8,290,000	8,779,848
12/31/2049	6.375%	4,145,000	4,439,697
Huntington Capital Trust I(b)
Junior Subordinated
3-month USD LIBOR + 0.700% 02/01/2027	2.011%	3,435,000	3,096,285
JPMorgan Chase & Co.(i)
02/01/2028	3.782%	7,075,000	7,278,909

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2017	21

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Junior Subordinated
04/29/2049	7.900%	36,666,000	37,712,778
12/31/2049	5.300%	14,475,000	15,079,447
JPMorgan Chase Capital XXI(b)
Junior Subordinated
3-month USD LIBOR + 0.950% 02/02/2037	2.261%	40,479,000	37,141,304
KeyCorp (i)
Junior Subordinated
12/31/2049	5.000%	8,312,000	8,606,876
KeyCorp Capital I(b)
Junior Subordinated
3-month USD LIBOR + 0.740% 07/01/2028	2.075%	25,104,000	23,634,947
Lloyds Banking Group PLC
Subordinated
12/10/2025	4.582%	54,085,000	56,722,996
M&T Bank Corp.(i)
Junior Subordinated
12/31/2049	5.125%	5,803,000	6,129,233
MBNA Capital B(b)
Junior Subordinated
3-month USD LIBOR + 0.800% 02/01/2027	2.111%	1,336,000	1,265,402
Mellon Capital IV(b)
Junior Subordinated
3-month USD LIBOR + 0.565% 06/29/2049	4.000%	1,270,000	1,166,999
NTC Capital I(b)
Junior Subordinated
3-month USD LIBOR + 0.520% 01/15/2027	1.824%	426,000	398,148
NTC Capital II(b)
Junior Subordinated
3-month USD LIBOR + 0.590% 04/15/2027	1.894%	318,000	296,559
PNC Bank NA
06/01/2025	3.250%	4,870,000	4,959,038
Royal Bank of Scotland Group PLC(b)
3-month USD LIBOR + 1.470% 05/15/2023	2.785%	56,577,000	56,902,601
Santander Issuances SAU
Subordinated
11/19/2025	5.179%	10,750,000	11,573,547
Santander UK Group Holdings PLC(c)
Subordinated
09/15/2025	4.750%	12,199,000	12,754,835
09/15/2045	5.625%	5,571,000	6,498,599
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
State Street Corp.(b)
3-month USD LIBOR + 1.000% 06/15/2047	2.320%	15,275,000	13,964,267
SunTrust Capital I(b)
Junior Subordinated
3-month USD LIBOR + 0.670% 05/15/2027	1.990%	16,890,000	15,791,170
SunTrust Capital III(b)
Junior Subordinated
3-month USD LIBOR + 0.650% 03/15/2028	1.970%	7,298,000	6,675,028
Synovus Financial Corp.(i)
Subordinated
12/15/2025	5.750%	14,860,000	15,860,435
U.S. Bancorp
Subordinated
04/27/2026	3.100%	6,900,000	6,866,356
Wachovia Capital Trust II(b)
Junior Subordinated
3-month USD LIBOR + 0.500% 01/15/2027	1.804%	9,926,000	9,292,195
Wells Fargo & Co.
10/23/2026	3.000%	9,035,000	8,831,875
Wells Fargo & Co.(i)
Junior Subordinated
03/29/2049	7.980%	13,395,000	13,730,210
Total			591,853,839
Brokerage/Asset Managers/Exchanges 0.0%
NFP Corp.(c)
07/15/2025	6.875%	322,000	326,425
VFH Parent LLC/Orchestra Co-Issuer, Inc.(c)
06/15/2022	6.750%	106,000	110,245
Total			436,670
Building Materials 0.1%
American Builders & Contractors Supply Co., Inc.(c)
12/15/2023	5.750%	719,000	765,427
Beacon Roofing Supply, Inc.
10/01/2023	6.375%	689,000	733,694
CD&R Waterworks Merger Sub LLC(c)
08/15/2025	6.125%	166,000	170,217
Gibraltar Industries, Inc.
02/01/2021	6.250%	303,000	310,996
HD Supply, Inc.(c)
04/15/2024	5.750%	470,000	502,779
US Concrete, Inc.
06/01/2024	6.375%	441,000	475,846
Total			2,958,959

22	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 1.0%
Altice US Finance I Corp.(c)
05/15/2026	5.500%	1,408,000	1,486,886
CCO Holdings LLC/Capital Corp.(c)
05/01/2027	5.875%	1,878,000	1,971,190
Charter Communications Operating LLC/Capital Corp.(c)
03/15/2028	4.200%	12,400,000	12,547,994
CSC Holdings LLC(c)
10/15/2025	6.625%	1,441,000	1,577,588
10/15/2025	10.875%	487,000	602,534
DISH DBS Corp.
07/01/2026	7.750%	1,784,000	2,045,044
NBCUniversal Enterprise Inc.(c)
Junior Subordinated
12/31/2049	5.250%	9,941,000	10,542,947
Radiate HoldCo LLC/Finance, Inc.(c)
02/15/2025	6.625%	221,000	216,626
Sirius XM Radio, Inc.(c)
04/15/2025	5.375%	734,000	773,959
07/15/2026	5.375%	36,000	37,829
08/01/2027	5.000%	407,000	415,621
Time Warner Cable LLC
05/01/2037	6.550%	5,300,000	6,223,424
Time Warner Entertainment Co. LP
07/15/2033	8.375%	4,580,000	6,212,504
Unitymedia Hessen GmbH & Co. KG NRW(c)
01/15/2025	5.000%	1,160,000	1,220,734
Videotron Ltd.(c)
04/15/2027	5.125%	320,000	332,166
Virgin Media Finance PLC(c)
01/15/2025	5.750%	290,000	300,287
Virgin Media Secured Finance PLC(c)
01/15/2026	5.250%	1,164,000	1,214,696
08/15/2026	5.500%	321,000	338,443
Ziggo Secured Finance BV(c)
01/15/2027	5.500%	1,115,000	1,143,365
Total			49,203,837
Chemicals 0.5%
Angus Chemical Co.(c)
02/15/2023	8.750%	590,000	601,284
Atotech USA, Inc.(c)
02/01/2025	6.250%	755,000	767,246
Axalta Coating Systems LLC(c)
08/15/2024	4.875%	753,000	785,094
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chemours Co. (The)
05/15/2023	6.625%	704,000	749,020
05/15/2027	5.375%	120,000	124,389
Eco Services Operations LLC/Finance Corp.(c)
11/01/2022	8.500%	559,000	583,208
INEOS Group Holdings SA(c)
08/01/2024	5.625%	432,000	448,991
Koppers, Inc.(c)
02/15/2025	6.000%	244,000	260,910
LYB International Finance BV
07/15/2043	5.250%	2,087,000	2,388,503
LYB International Finance II BV
03/02/2027	3.500%	10,255,000	10,220,523
LyondellBasell Industries NV
04/15/2024	5.750%	4,269,000	4,886,797
02/26/2055	4.625%	795,000	817,663
PQ Corp.(c)
11/15/2022	6.750%	830,000	898,127
SPCM SA(c)
09/15/2025	4.875%	246,000	254,268
Tronox Finance PLC(c)
10/01/2025	5.750%	78,000	79,951
Venator Finance SARL/Materials LLC(c)
07/15/2025	5.750%	72,000	74,892
Total			23,940,866
Construction Machinery 0.1%
Ashtead Capital, Inc.(c)
08/15/2027	4.375%	527,000	542,433
H&E Equipment Services, Inc.(c)
09/01/2025	5.625%	146,000	153,979
Ritchie Bros. Auctioneers, Inc.(c)
01/15/2025	5.375%	210,000	221,869
United Rentals North America, Inc.
10/15/2025	4.625%	286,000	289,542
09/15/2026	5.875%	673,000	730,892
05/15/2027	5.500%	554,000	590,542
01/15/2028	4.875%	183,000	183,892
01/15/2028	4.875%	143,000	143,724
Total			2,856,873
Consumer Cyclical Services 0.4%
Amazon.com, Inc.(c)
02/22/2023	2.400%	12,525,000	12,502,818
08/22/2037	3.875%	4,550,000	4,631,227
APX Group, Inc.
12/01/2020	8.750%	269,000	277,180
12/01/2022	7.875%	962,000	1,044,982

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2017	23

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
APX Group, Inc.(c)
09/01/2023	7.625%	646,000	678,438
Interval Acquisition Corp.
04/15/2023	5.625%	510,000	528,191
Total			19,662,836
Consumer Products 0.1%
Prestige Brands, Inc.(c)
03/01/2024	6.375%	935,000	1,007,129
Scotts Miracle-Gro Co. (The)
10/15/2023	6.000%	692,000	738,900
12/15/2026	5.250%	128,000	135,114
Spectrum Brands, Inc.
07/15/2025	5.750%	713,000	762,795
Springs Industries, Inc.
06/01/2021	6.250%	582,000	600,329
Tempur Sealy International, Inc.
06/15/2026	5.500%	223,000	228,370
Valvoline, Inc.(c)
08/15/2025	4.375%	319,000	324,469
Total			3,797,106
Diversified Manufacturing 1.3%
General Electric Co.(i)
Junior Subordinated
12/31/2049	5.000%	61,268,000	64,586,152
SPX FLOW, Inc.(c)
08/15/2024	5.625%	302,000	315,575
TriMas Corp.(c)
10/15/2025	4.875%	51,000	51,434
Zekelman Industries, Inc.(c)
06/15/2023	9.875%	387,000	437,249
Total			65,390,410
Electric 2.7%
AES Corp.
09/01/2027	5.125%	415,000	425,115
Calpine Corp.
01/15/2025	5.750%	410,000	387,362
Cleveland Electric Illuminating Co. (The)
12/15/2036	5.950%	4,694,000	5,682,575
Consolidated Edison Co. of New York, Inc.
06/15/2046	3.850%	4,155,000	4,199,670
06/15/2047	3.875%	9,180,000	9,408,105
DTE Energy Co.
10/01/2026	2.850%	22,932,000	21,940,214
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Duke Energy Progress LLC
03/30/2044	4.375%	2,180,000	2,376,996
09/15/2047	3.600%	2,870,000	2,799,740
Duke Energy Progress, Inc.
08/15/2045	4.200%	3,777,000	4,063,580
Dynegy, Inc.
11/01/2024	7.625%	325,000	336,696
Dynegy, Inc.(c)
01/30/2026	8.125%	104,000	107,396
E.ON International Finance BV(c)
04/30/2038	6.650%	3,820,000	5,004,353
Emera, Inc.(i)
Subordinated
06/15/2076	6.750%	17,825,000	20,376,702
Enel Finance International NV(c)
05/25/2047	4.750%	5,755,000	6,127,072
Exelon Corp.
04/15/2046	4.450%	3,100,000	3,244,705
Jersey Central Power & Light Co.
06/01/2037	6.150%	1,681,000	1,983,192
NextEra Energy Capital Holdings, Inc.(b)
Junior Subordinated
3-month USD LIBOR + 3.348% 09/01/2067	4.664%	10,670,000	10,678,269
NextEra Energy Operating Partners LP(c)
09/15/2024	4.250%	140,000	143,267
09/15/2027	4.500%	233,000	237,485
NRG Energy, Inc.
05/15/2026	7.250%	169,000	181,596
01/15/2027	6.625%	388,000	407,172
NRG Yield Operating LLC
08/15/2024	5.375%	1,182,000	1,239,955
09/15/2026	5.000%	199,000	206,763
Pattern Energy Group, Inc.(c)
02/01/2024	5.875%	811,000	854,764
Pennsylvania Electric Co.(c)
03/15/2028	3.250%	4,845,000	4,746,273
Southern Co. (The)
07/01/2026	3.250%	13,151,000	13,000,079
07/01/2036	4.250%	2,260,000	2,334,695
Toledo Edison Co. (The)
05/15/2037	6.150%	4,615,000	5,734,608
Xcel Energy, Inc.
06/01/2025	3.300%	6,610,000	6,701,648
Total			134,930,047

24	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 0.4%
Aircastle Ltd.
02/15/2022	5.500%	10,417,000	11,404,615
HSBC Finance Corp.
Subordinated
01/15/2021	6.676%	2,764,000	3,125,553
iStar, Inc.
04/01/2022	6.000%	274,000	283,468
09/15/2022	5.250%	347,000	352,222
Navient Corp.
07/26/2021	6.625%	123,000	131,841
06/15/2022	6.500%	784,000	831,849
OneMain Financial Holdings LLC(c)
12/15/2021	7.250%	1,075,000	1,121,188
Park Aerospace Holdings Ltd.(c)
08/15/2022	5.250%	216,000	224,802
Provident Funding Associates LP/Finance Corp.(c)
06/15/2025	6.375%	244,000	256,716
Quicken Loans, Inc.(c)
05/01/2025	5.750%	513,000	540,485
Total			18,272,739
Food and Beverage 0.5%
Anheuser-Busch InBev Finance, Inc.
02/01/2046	4.900%	9,750,000	11,076,673
B&G Foods, Inc.
04/01/2025	5.250%	218,000	222,259
Chobani LLC/Finance Corp., Inc.(c)
04/15/2025	7.500%	473,000	516,222
FAGE International SA/USA Dairy Industry, Inc.(c)
08/15/2026	5.625%	579,000	603,552
Kraft Heinz Foods Co.
06/01/2046	4.375%	3,895,000	3,829,506
Lamb Weston Holdings, Inc.(c)
11/01/2024	4.625%	296,000	309,622
11/01/2026	4.875%	493,000	517,058
Pinnacle Foods Finance LLC/Corp.
01/15/2024	5.875%	70,000	74,526
Post Holdings, Inc.(c)
08/15/2026	5.000%	1,519,000	1,516,614
03/01/2027	5.750%	425,000	437,918
Tyson Foods, Inc.(b)
3-month USD LIBOR + 0.450% 08/21/2020	1.765%	5,245,000	5,252,159
Total			24,356,109
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gaming 0.1%
Boyd Gaming Corp.
05/15/2023	6.875%	292,000	312,731
CRC Escrow Issuer LLC/Finco, Inc.(c)
10/15/2025	5.250%	204,000	204,000
Eldorado Resorts, Inc.
04/01/2025	6.000%	386,000	405,385
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%	43,000	46,954
International Game Technology PLC(c)
02/15/2022	6.250%	1,048,000	1,156,887
Jack Ohio Finance LLC/1 Corp.(c)
11/15/2021	6.750%	429,000	449,482
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	490,000	531,557
09/01/2026	4.500%	505,000	512,111
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(c)
01/15/2028	4.500%	21,000	21,139
MGM Resorts International
03/15/2023	6.000%	415,000	457,681
09/01/2026	4.625%	719,000	728,686
Penn National Gaming, Inc.(c)
01/15/2027	5.625%	349,000	361,856
Rivers Pittsburgh Borrower LP/Finance Corp.(c)
08/15/2021	6.125%	310,000	313,540
Scientific Games International, Inc.(c)
01/01/2022	7.000%	1,055,000	1,118,507
Scientific Games International, Inc.
12/01/2022	10.000%	690,000	764,383
Tunica-Biloxi Gaming Authority(c),(j)
11/15/2016	0.000%	177,000	61,950
Wynn Las Vegas LLC/Capital Corp.(c)
05/15/2027	5.250%	239,000	243,120
Total			7,689,969
Health Care 1.0%
Acadia Healthcare Co., Inc.
03/01/2024	6.500%	512,000	550,432
Amsurg Corp.
07/15/2022	5.625%	730,000	761,549
Avantor, Inc.(c),(d)
10/01/2024	6.000%	328,000	335,505
Becton Dickinson and Co.(b)
3-month USD LIBOR + 1.030% 06/06/2022	2.346%	10,234,000	10,282,202
Becton Dickinson and Co.
05/15/2044	4.875%	5,060,000	5,323,803

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2017	25

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Change Healthcare Holdings LLC/Finance, Inc.(c)
03/01/2025	5.750%	442,000	450,742
CHS/Community Health Systems, Inc.
02/01/2022	6.875%	489,000	383,673
03/31/2023	6.250%	887,000	874,092
Express Scripts Holding Co.
07/15/2046	4.800%	9,119,000	9,647,756
HCA, Inc.
04/15/2025	5.250%	2,820,000	3,047,972
Hill-Rom Holdings, Inc.(c)
02/15/2025	5.000%	431,000	446,448
MEDNAX, Inc.(c)
12/01/2023	5.250%	511,000	533,847
Memorial Sloan-Kettering Cancer Center
07/01/2052	4.125%	12,885,000	13,250,522
MPH Acquisition Holdings LLC(c)
06/01/2024	7.125%	829,000	889,617
Quintiles IMS, Inc.(c)
10/15/2026	5.000%	357,000	378,687
SP Finco LLC(c)
07/01/2025	6.750%	308,000	289,773
Sterigenics-Nordion Holdings LLC(c)
05/15/2023	6.500%	717,000	745,046
Team Health Holdings, Inc.(c)
02/01/2025	6.375%	390,000	369,376
Tenet Healthcare Corp.
04/01/2021	4.500%	339,000	345,517
Tenet Healthcare Corp.(c)
01/01/2022	7.500%	42,000	44,458
07/15/2024	4.625%	482,000	477,672
05/01/2025	5.125%	377,000	371,905
08/01/2025	7.000%	729,000	682,261
Total			50,482,855
Healthcare Insurance 0.0%
Centene Corp.
02/15/2024	6.125%	420,000	454,213
01/15/2025	4.750%	462,000	479,224
Molina Healthcare, Inc.
11/15/2022	5.375%	87,000	89,987
Molina Healthcare, Inc.(c)
06/15/2025	4.875%	155,000	152,813
WellCare Health Plans, Inc.
04/01/2025	5.250%	521,000	548,960
Total			1,725,197
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Construction 0.5%
CalAtlantic Group, Inc.
11/15/2024	5.875%	696,000	760,367
06/01/2026	5.250%	3,000	3,107
Lennar Corp.
12/15/2017	4.750%	3,180,000	3,184,010
04/30/2024	4.500%	417,000	430,248
Meritage Homes Corp.
04/01/2022	7.000%	659,000	753,504
Taylor Morrison Communities, Inc./Holdings II(c)
04/15/2023	5.875%	621,000	649,604
Toll Brothers Finance Corp.
10/15/2017	8.910%	21,010,000	21,069,213
Total			26,850,053
Independent Energy 0.9%
Callon Petroleum Co.
10/01/2024	6.125%	317,000	329,513
Canadian Natural Resources Ltd.
06/01/2027	3.850%	6,860,000	6,925,300
06/30/2033	6.450%	1,795,000	2,116,842
06/01/2047	4.950%	1,715,000	1,810,805
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	487,000	494,733
Continental Resources, Inc.
04/15/2023	4.500%	476,000	476,572
06/01/2024	3.800%	5,814,000	5,611,679
CrownRock LP/Finance, Inc.(c)
02/15/2023	7.750%	1,046,000	1,115,010
Diamondback Energy, Inc.
11/01/2024	4.750%	215,000	219,424
05/31/2025	5.375%	5,164,000	5,400,010
Extraction Oil & Gas, Inc.(c)
05/15/2024	7.375%	258,000	269,003
Extraction Oil & Gas, Inc./Finance Corp.(c)
07/15/2021	7.875%	326,000	343,945
Halcon Resources Corp.(c)
02/15/2025	6.750%	185,000	191,458
Hess Corp.
03/15/2033	7.125%	5,060,000	5,874,857
02/15/2041	5.600%	1,965,000	1,961,414
04/01/2047	5.800%	3,975,000	4,083,251
Laredo Petroleum, Inc.
03/15/2023	6.250%	1,100,000	1,140,778
Parsley Energy LLC/Finance Corp.(c)
01/15/2025	5.375%	376,000	383,551
08/15/2025	5.250%	1,100,000	1,115,884

26	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PDC Energy, Inc.
09/15/2024	6.125%	681,000	710,262
RSP Permian, Inc.(c)
01/15/2025	5.250%	1,487,000	1,517,110
SM Energy Co.
09/15/2026	6.750%	894,000	895,428
WPX Energy, Inc.
01/15/2022	6.000%	1,105,000	1,143,924
09/15/2024	5.250%	203,000	204,111
Total			44,334,864
Integrated Energy 0.4%
Cenovus Energy, Inc.
11/15/2039	6.750%	19,285,000	22,201,066
Leisure 0.0%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millenium Operations LLC(c)
04/15/2027	5.375%	323,000	339,637
Live Nation Entertainment, Inc.(c)
11/01/2024	4.875%	227,000	234,916
LTF Merger Sub, Inc.(c)
06/15/2023	8.500%	204,000	216,353
Total			790,906
Life Insurance 1.7%
Brighthouse Financial, Inc.(c)
06/22/2047	4.700%	13,360,000	13,092,373
Genworth Holdings, Inc.
05/22/2018	6.515%	5,485,000	5,524,574
Massachusetts Mutual Life Insurance Co.(c)
Subordinated
04/15/2065	4.500%	2,355,000	2,413,950
MetLife, Inc.(c),(i)
Junior Subordinated
04/08/2068	9.250%	14,649,000	21,761,602
Northwestern Mutual Life Insurance Co. (The)(c)
Subordinated
09/30/2047	3.850%	7,270,000	7,187,107
Peachtree Corners Funding Trust(c)
02/15/2025	3.976%	5,595,000	5,698,715
Prudential Financial, Inc.
12/01/2017	6.000%	145,000	145,957
Prudential Financial, Inc.(i)
Junior Subordinated
09/15/2047	4.500%	7,838,000	7,947,442
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Teachers Insurance & Annuity Association of America(c)
Subordinated
09/15/2044	4.900%	2,435,000	2,751,397
05/15/2047	4.270%	10,325,000	10,671,941
Voya Financial, Inc.
06/15/2026	3.650%	6,161,000	6,193,425
06/15/2046	4.800%	3,201,000	3,352,683
Total			86,741,166
Lodging 0.0%
Hilton Domestic Operating Co., Inc.
09/01/2024	4.250%	663,000	675,536
Playa Resorts Holding BV(c)
08/15/2020	8.000%	537,000	559,675
Total			1,235,211
Media and Entertainment 0.4%
AMC Networks, Inc.
04/01/2024	5.000%	215,000	221,826
Discovery Communications LLC
03/20/2028	3.950%	7,890,000	7,863,213
09/20/2037	5.000%	2,775,000	2,825,114
09/20/2047	5.200%	4,215,000	4,272,429
Match Group, Inc.
06/01/2024	6.375%	695,000	756,633
MDC Partners, Inc.(c)
05/01/2024	6.500%	34,000	34,251
Netflix, Inc.(c)
11/15/2026	4.375%	1,496,000	1,503,214
Nielsen Luxembourg SARL(c)
02/01/2025	5.000%	761,000	792,091
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	563,000	590,727
Univision Communications, Inc.(c)
02/15/2025	5.125%	304,000	306,663
Total			19,166,161
Metals and Mining 0.5%
ArcelorMittal (i)
03/01/2041	7.250%	2,594,000	3,070,648
BHP Billiton Finance USA Ltd.(c),(i)
Junior Subordinated
10/19/2075	6.750%	12,485,000	14,720,676
Big River Steel LLC/Finance Corp.(c)
09/01/2025	7.250%	331,000	351,625
Constellium NV(c)
05/15/2024	5.750%	1,180,000	1,189,015

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2017	27

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freeport-McMoRan, Inc.
03/15/2023	3.875%	604,000	594,098
11/14/2024	4.550%	800,000	803,458
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.(c)
12/15/2023	7.375%	479,000	519,533
HudBay Minerals, Inc.(c)
01/15/2025	7.625%	598,000	647,312
Novelis Corp.(c)
09/30/2026	5.875%	1,092,000	1,110,999
Steel Dynamics, Inc.(c)
09/15/2025	4.125%	121,000	121,799
Teck Resources Ltd.
07/15/2041	6.250%	1,342,000	1,511,972
Total			24,641,135
Midstream 2.2%
Andeavor Logistics LP/Tesoro Finance Corp.
05/01/2024	6.375%	632,000	686,557
01/15/2025	5.250%	798,000	853,581
Cheniere Corpus Christi Holdings LLC(c)
06/30/2027	5.125%	350,000	360,469
Delek Logistics Partners LP(c)
05/15/2025	6.750%	297,000	298,733
El Paso LLC
01/15/2032	7.750%	2,945,000	3,781,206
Enbridge, Inc.(i)
Subordinated
07/15/2077	5.500%	17,075,000	17,302,832
Energy Transfer Equity LP
06/01/2027	5.500%	1,421,000	1,494,522
Enterprise Products Operating LLC(b)
Junior Subordinated
3-month USD LIBOR + 3.708% 08/01/2066	5.018%	36,274,000	36,330,805
Enterprise Products Operating LLC(i)
Junior Subordinated
08/16/2077	5.250%	19,695,000	19,886,002
Holly Energy Partners LP/Finance Corp.(c)
08/01/2024	6.000%	70,000	73,303
Kinder Morgan Energy Partners LP
03/15/2032	7.750%	2,073,000	2,622,370
01/15/2038	6.950%	715,000	867,389
11/15/2040	7.500%	2,770,000	3,478,976
NGPL PipeCo LLC(c)
08/15/2022	4.375%	136,000	140,917
08/15/2027	4.875%	164,000	171,778
NuStar Logistics LP
04/28/2027	5.625%	328,000	347,510
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Plains All American Pipeline LP/Finance Corp.
10/15/2023	3.850%	4,395,000	4,408,994
06/01/2042	5.150%	5,728,000	5,428,981
02/15/2045	4.900%	680,000	632,647
Tallgrass Energy Partners LP/Finance Corp.(c)
01/15/2028	5.500%	299,000	303,862
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	1,460,000	1,522,240
Transcanada Trust(i)
Junior Subordinated
08/15/2076	5.875%	9,238,000	10,042,740
Total			111,036,414
Natural Gas 0.9%
Boston Gas Co.(c)
08/01/2027	3.150%	4,782,000	4,776,128
KeySpan Corp.
11/15/2030	8.000%	2,020,000	2,720,584
NiSource Finance Corp.
02/15/2023	3.850%	4,755,000	4,962,304
05/15/2047	4.375%	7,310,000	7,678,161
Sempra Energy
11/15/2020	2.850%	10,845,000	11,015,538
11/15/2025	3.750%	7,365,000	7,581,663
06/15/2027	3.250%	5,360,000	5,297,454
Total			44,031,832
Office REIT 0.2%
Government Properties Income Trust
07/15/2022	4.000%	9,050,000	9,132,038
Oil Field Services 0.6%
Noble Holding International Ltd.(i)
03/16/2018	6.000%	30,949,000	31,212,067
SESI LLC(c)
09/15/2024	7.750%	80,000	83,114
Weatherford International Ltd.
06/15/2023	8.250%	385,000	396,715
08/01/2036	6.500%	65,000	55,701
Total			31,747,597
Other Industry 0.4%
KAR Auction Services, Inc.(c)
06/01/2025	5.125%	254,000	264,160
Massachusetts Institute of Technology
07/01/2114	4.678%	8,474,000	9,620,490
07/01/2116	3.885%	3,080,000	2,867,495

28	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
President and Fellows of Harvard College
07/15/2046	3.150%	2,959,000	2,824,836
07/15/2056	3.300%	6,615,000	6,370,609
Total			21,947,590
Other REIT 0.0%
CyrusOne LP/Finance Corp.(c)
03/15/2024	5.000%	276,000	290,600
03/15/2027	5.375%	276,000	295,012
Total			585,612
Packaging 0.1%
ARD Finance SA PIK
09/15/2023	7.125%	355,000	379,981
Ardagh Packaging Finance PLC/Holdings USA, Inc.(c)
02/15/2025	6.000%	1,090,000	1,153,240
Berry Global, Inc.
10/15/2022	6.000%	708,000	751,788
Multi-Color Corp.(c),(d)
11/01/2025	4.875%	325,000	328,497
Novolex (c)
01/15/2025	6.875%	266,000	276,168
Reynolds Group Issuer, Inc./LLC(c)
07/15/2024	7.000%	840,000	897,244
Total			3,786,918
Pharmaceuticals 0.6%
Amgen, Inc.
05/01/2045	4.400%	3,630,000	3,855,343
06/15/2048	4.563%	5,331,000	5,776,869
Eagle Holding Co., II LLC PIK(c)
05/15/2022	7.625%	81,000	84,022
Endo Dac/Finance LLC/Finco, Inc.(c),(i)
02/01/2025	6.000%	187,000	151,485
Gilead Sciences, Inc.
09/20/2019	1.850%	5,040,000	5,043,629
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(c)
08/01/2023	6.375%	1,054,000	1,102,057
Johnson & Johnson
12/05/2033	4.375%	4,343,000	4,924,771
03/03/2037	3.625%	6,115,000	6,376,575
Valeant Pharmaceuticals International, Inc.(c)
03/15/2024	7.000%	527,000	562,909
04/15/2025	6.125%	2,496,000	2,185,817
Total			30,063,477
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.7%
Chubb Corp. (The)(b)
Junior Subordinated
3-month USD LIBOR + 2.250% 04/15/2037	3.554%	14,001,000	13,922,020
CNA Financial Corp.
08/15/2027	3.450%	9,946,000	9,827,235
HUB International Ltd.(c)
10/01/2021	7.875%	1,393,000	1,449,696
Liberty Mutual Group, Inc.(c)
05/01/2042	6.500%	2,447,000	3,173,796
Loews Corp.
05/15/2043	4.125%	4,474,000	4,441,304
Radian Group, Inc.
10/01/2024	4.500%	208,000	212,369
Total			33,026,420
Railroads 0.2%
CSX Corp.
05/30/2042	4.750%	2,780,000	3,048,098
11/01/2066	4.250%	9,585,000	9,244,464
Total			12,292,562
Restaurants 0.1%
1011778 BC ULC/New Red Finance, Inc.(c)
05/15/2024	4.250%	434,000	435,683
10/15/2025	5.000%	417,000	425,469
1011778 BC ULC/New Red Finance, Inc.(c),(k)
10/15/2025	5.000%	438,000	444,706
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(c)
06/01/2026	5.250%	1,467,000	1,550,079
Total			2,855,937
Retail REIT 0.1%
Kimco Realty Corp.
03/01/2024	2.700%	7,029,000	6,781,523
Retailers 0.3%
CVS Pass-Through Trust(c)
01/10/2036	4.704%	3,605,268	3,854,053
08/11/2036	4.163%	4,480,988	4,516,666
Hanesbrands, Inc.(c)
05/15/2026	4.875%	230,000	239,433
L Brands, Inc.
11/01/2035	6.875%	455,000	444,409
Lithia Motors, Inc.(c)
08/01/2025	5.250%	70,000	72,679

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2017	29

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Macy’s Retail Holdings, Inc.
02/15/2043	4.300%	9,487,000	7,647,433
Penske Automotive Group, Inc.
12/01/2024	5.375%	520,000	535,753
Total			17,310,426
Supermarkets 0.2%
Kroger Co. (The)
04/15/2042	5.000%	3,154,000	3,180,806
01/15/2048	4.650%	7,716,000	7,492,807
Total			10,673,613
Technology 1.8%
Apple, Inc.
09/12/2027	2.900%	7,337,000	7,281,870
09/12/2047	3.750%	4,095,000	4,057,101
Ascend Learning LLC(c)
08/01/2025	6.875%	124,000	130,565
Broadcom Corp./Cayman Finance Ltd.(c)
01/15/2027	3.875%	22,595,000	23,270,703
Camelot Finance SA(c)
10/15/2024	7.875%	647,000	696,257
CDK Global, Inc.(c)
06/01/2027	4.875%	168,000	172,444
Cisco Systems, Inc.(b)
3-month USD LIBOR + 0.340% 09/20/2019	1.665%	12,395,000	12,460,322
Dell International LLC/EMC Corp.(c)
06/01/2019	3.480%	9,070,000	9,246,865
06/15/2023	5.450%	14,025,000	15,356,660
06/15/2026	6.020%	1,838,000	2,039,013
Equinix, Inc.
01/15/2026	5.875%	1,425,000	1,563,943
05/15/2027	5.375%	13,000	14,087
First Data Corp.(c)
12/01/2023	7.000%	2,315,000	2,476,048
Gartner, Inc.(c)
04/01/2025	5.125%	716,000	755,632
Informatica LLC(c)
07/15/2023	7.125%	474,000	478,687
Iron Mountain, Inc.(c)
09/15/2027	4.875%	244,000	248,482
Oracle Corp.
07/15/2046	4.000%	4,030,000	4,167,141
PTC, Inc.
05/15/2024	6.000%	701,000	754,856
Qualitytech LP/Finance Corp.
08/01/2022	5.875%	945,000	984,643
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sensata Technologies UK Financing Co. PLC(c)
02/15/2026	6.250%	494,000	539,989
Solera LLC/Finance, Inc.(c)
03/01/2024	10.500%	455,000	517,811
Symantec Corp.(c)
04/15/2025	5.000%	714,000	746,135
Tempo Acquisition LLC/Finance Corp.(c)
06/01/2025	6.750%	189,000	191,667
VeriSign, Inc.
05/01/2023	4.625%	735,000	758,974
07/15/2027	4.750%	457,000	470,599
Total			89,380,494
Tobacco 0.3%
BAT Capital Corp.(c)
08/14/2020	2.297%	13,110,000	13,166,989
Transportation Services 0.6%
Avis Budget Car Rental LLC/Finance, Inc.
04/01/2023	5.500%	38,000	38,854
Avis Budget Car Rental LLC/Finance, Inc.(c)
03/15/2025	5.250%	664,000	664,373
ERAC USA Finance LLC(c)
12/01/2026	3.300%	8,985,000	8,817,843
03/15/2042	5.625%	4,395,000	5,077,526
11/01/2046	4.200%	2,711,000	2,587,818
Hertz Corp. (The)
04/15/2019	6.750%	4,617,000	4,616,889
Hertz Corp. (The)(c)
06/01/2022	7.625%	5,725,000	5,896,412
10/15/2024	5.500%	159,000	143,417
Total			27,843,132
Wireless 0.5%
SBA Communications Corp.
09/01/2024	4.875%	1,532,000	1,579,547
SFR Group SA(c)
05/01/2026	7.375%	1,468,000	1,586,293
Sprint Communications, Inc.(c)
03/01/2020	7.000%	553,000	605,106
Sprint Corp.
06/15/2024	7.125%	550,000	618,466
02/15/2025	7.625%	1,691,000	1,942,005
Sprint Spectrum Co. I/II/III LLC(c)
09/20/2021	3.360%	16,032,000	16,283,975
T-Mobile USA, Inc.
01/15/2026	6.500%	1,452,000	1,603,415
Total			24,218,807

30	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines 1.4%
AT&T, Inc.
03/01/2037	5.250%	8,091,000	8,525,560
08/14/2037	4.900%	6,220,000	6,287,978
08/14/2058	5.300%	10,340,000	10,459,985
CenturyLink, Inc.
12/01/2023	6.750%	720,000	729,072
04/01/2025	5.625%	405,000	387,969
Deutsche Telekom International Finance BV
06/01/2032	9.250%	1,850,000	2,900,565
Frontier Communications Corp.
09/15/2025	11.000%	1,156,000	981,257
Level 3 Financing, Inc.
05/01/2025	5.375%	880,000	905,869
Telecom Italia Capital SA
09/30/2034	6.000%	147,000	162,454
Telecom Italia SpA(c)
05/30/2024	5.303%	514,000	558,529
Verizon Communications, Inc.
08/10/2033	4.500%	11,250,000	11,536,088
Zayo Group LLC/Capital, Inc.
05/15/2025	6.375%	2,630,000	2,830,561
Zayo Group LLC/Capital, Inc.(c)
01/15/2027	5.750%	20,351,000	21,562,373
Total			67,828,260
Total Corporate Bonds & Notes (Cost $1,767,922,436)			1,810,584,343

Foreign Government Obligations(l) 0.8%

Canada 0.0%
NOVA Chemicals Corp.(c)
06/01/2024	4.875%	312,000	316,089
06/01/2027	5.250%	323,000	325,903
Total			641,992
Chile 0.1%
Chile Government International Bond
10/30/2022	2.250%	4,825,000	4,810,588
Mexico 0.4%
Mexico Government International Bond
03/15/2022	3.625%	6,528,000	6,841,449
03/08/2044	4.750%	3,481,000	3,585,468
Petroleos Mexicanos(c)
03/13/2027	6.500%	3,916,000	4,337,350
Foreign Government Obligations(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Petroleos Mexicanos
09/21/2047	6.750%	2,220,000	2,366,733
Total			17,131,000
Panama 0.1%
Panama Government International Bond
01/26/2036	6.700%	2,370,000	3,136,745
Peru 0.1%
Peruvian Government International Bond
03/14/2037	6.550%	4,575,000	6,163,687
Philippines 0.0%
Philippine Government International Bond
10/23/2034	6.375%	925,000	1,245,135
Qatar 0.1%
Nakilat, Inc.(c)
12/31/2033	6.067%	3,926,000	4,627,258
Ras Laffan Liquefied Natural Gas Co., Ltd. II(c)
09/30/2020	5.298%	1,224,925	1,268,724
Total			5,895,982
United Arab Emirates 0.0%
DAE Funding LLC(c)
08/01/2024	5.000%	301,000	308,327
Total Foreign Government Obligations (Cost $37,238,120)			39,333,456

Municipal Bonds 1.2%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 0.3%
City of Chicago
Unlimited Tax General Obligation Bonds
Series 2011-C1
01/01/2035	7.781%	905,000	1,074,624
Series 2015B
01/01/2033	7.375%	660,000	753,720
Unlimited Tax General Obligation Refunding Bonds
Series 2014B
01/01/2044	6.314%	2,195,000	2,350,538
Los Angeles Unified School District
Unlimited General Obligation Bonds
Taxable Build America Bonds
Series 2009
07/01/2034	5.750%	6,880,000	8,804,542
Total			12,983,424

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2017	31

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sales Tax 0.1%
Central Puget Sound Regional Transit Authority
Revenue Bonds
Green Bonds
Series 2016S-1
11/01/2046	5.000%	3,890,000	5,059,645
Puerto Rico Sales Tax Financing Corp.(j),(m)
Revenue Bonds
1st Senior Series 2009C
08/01/2057	5.750%	1,570,000	836,025
Subordinated Revenue Bonds
1st Series 2009A-1
08/01/2043	5.250%	4,470,000	933,112
1st Series 2009B
08/01/2044	6.500%	685,000	142,994
1st Series 2010C
08/01/2041	5.250%	2,240,000	467,600
Total			7,439,376
Special Non Property Tax 0.2%
JobsOhio Beverage System
Taxable Revenue Bonds
Series 2013B
01/01/2035	4.532%	7,830,000	8,594,600
State General Obligation 0.6%
State of Texas
Unlimited General Obligation Refunding Bonds
Transportation Commission Mobility Fund
Series 2017
10/01/2033	5.000%	7,520,000	9,130,559
10/01/2034	5.000%	17,485,000	21,109,815
Total			30,240,374
Water & Sewer 0.0%
City of Chicago Waterworks
Revenue Bonds
Build America Bonds
Series 2010
11/01/2040	6.742%	1,510,000	1,955,163
Total Municipal Bonds (Cost $61,431,745)			61,212,937

Preferred Debt 0.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 0.3%
M&T Bank Corp.(i)
12/31/2049	6.375%	5,904	6,582,960
12/31/2049	6.375%	800	887,200
Preferred Debt (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
State Street Corp.(i)
12/31/2049	5.350%	158,605	4,317,228
12/31/2049	5.900%	115,325	3,215,261
Total			15,002,649
Property & Casualty 0.0%
Allstate Corp. (The)(i)
01/15/2053	5.100%	33,513	899,824
Total Preferred Debt (Cost $14,949,977)			15,902,473

Preferred Stocks 0.1%
Issuer	Coupon Rate	Shares	Value ($)
Financials 0.1%
Banks 0.1%
Bank of America Corp.	6.204%	107,000	2,755,250
Total Financials			2,755,250
Total Preferred Stocks (Cost $2,753,110)			2,755,250

Residential Mortgage-Backed Securities - Agency(n) 23.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
08/01/2024	8.000%	15,749	17,230
01/01/2025	9.000%	4,938	5,440
09/01/2028- 07/01/2037	6.000%	5,904,276	6,811,711
04/01/2030- 04/01/2032	7.000%	171,795	194,263
06/01/2033	5.500%	168,833	189,934
08/01/2045- 01/01/2046	3.500%	82,004,184	85,272,653
10/01/2045- 04/01/2046	4.000%	58,044,070	61,243,169
Federal Home Loan Mortgage Corp.(b),(o)
CMO Series 326 Class S2
1-month USD LIBOR + 5.950% 03/15/2044	4.716%	17,376,782	3,522,473
CMO Series 3922 Class SH
1-month USD LIBOR + 5.900% 09/15/2041	4.666%	1,842,069	262,830
CMO Series 4097 Class ST
1-month USD LIBOR + 6.050% 08/15/2042	4.816%	3,882,781	730,878
CMO STRIPS Series 309 Class S4
1-month USD LIBOR + 5.970% 08/15/2043	4.736%	3,532,739	733,511

32	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Agency(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO STRIPS Series 312 Class S1
1-month USD LIBOR + 5.950% 09/15/2043	4.716%	3,529,777	745,837
Federal Home Loan Mortgage Corp.(o)
CMO Series 4120 Class IA
10/15/2042	3.500%	9,280,663	1,805,094
CMO Series 4176 Class BI
03/15/2043	3.500%	3,845,880	695,800
CMO Series 4182 Class DI
05/15/2039	3.500%	12,250,371	1,292,796
Federal Home Loan Mortgage Corp.(h),(o)
CMO Series 4620 Class AS
11/15/2042	1.632%	5,425,333	310,625
Federal National Mortgage Association
11/01/2021- 04/01/2022	8.000%	4,989	5,294
04/01/2023	8.500%	1,784	1,800
06/01/2024	9.000%	7,618	8,150
02/01/2027- 12/01/2043	3.000%	61,866,078	63,291,854
02/01/2027- 09/01/2031	7.500%	54,252	59,666
10/01/2028- 08/01/2035	6.000%	4,570,336	5,223,635
05/01/2029- 07/01/2038	7.000%	6,613,941	7,850,913
01/01/2031	2.500%	13,505,655	13,645,504
03/01/2033- 08/01/2034	5.500%	2,363,918	2,669,103
10/01/2040- 04/01/2047	4.500%	83,356,258	89,680,551
05/01/2041	5.000%	2,330,013	2,545,182
05/01/2043- 11/01/2046	3.500%	152,159,493	157,508,767
08/01/2046- 06/01/2047	4.000%	36,600,985	38,556,053
CMO Series 2017-72 Class B
09/25/2047	3.000%	44,837,627	45,627,088
Federal National Mortgage Association(d)
10/17/2032	2.500%	41,500,000	41,782,071
10/17/2032	3.000%	51,000,000	52,402,500
10/17/2032	3.500%	8,000,000	8,331,250
10/12/2047	4.000%	129,450,000	136,296,688
Federal National Mortgage Association(p)
08/01/2040	4.500%	5,718,766	6,190,253
Federal National Mortgage Association(o)
CMO Series 2012-131 Class MI
01/25/2040	3.500%	7,636,191	1,090,952
CMO Series 2012-148 Class BI
01/25/2043	3.500%	10,574,452	2,014,864
Residential Mortgage-Backed Securities - Agency(n) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(b),(o)
CMO Series 2013-101 Class CS
1-month USD LIBOR + 5.900% 10/25/2043	4.876%	5,517,364	1,196,688
CMO Series 2013-107 Class SB
1-month USD LIBOR + 5.950% 02/25/2043	4.713%	9,351,425	2,036,125
CMO Series 2014-93 Class ES
1-month USD LIBOR + 6.150% 01/25/2045	4.913%	6,844,575	1,301,036
CMO Series 2016-31 Class VS
1-month USD LIBOR + 6.000% 06/25/2046	4.763%	5,123,393	1,000,019
CMO Series 2016-37 Class SA
1-month USD LIBOR + 5.850% 06/25/2046	4.613%	10,654,050	2,193,981
CMO Series 2016-45 Class AS
1-month USD LIBOR + 6.000% 07/25/2046	4.763%	8,985,708	2,110,754
CMO Series 2017-8 Class SB
1-month USD LIBOR + 6.100% 02/25/2047	4.863%	4,858,848	859,455
CMO Series 416 Class S1
1-month USD LIBOR + 6.100% 11/25/2042	4.863%	5,276,595	1,003,910
Government National Mortgage Association(d)
10/23/2047	3.500%	149,000,000	154,866,875
10/23/2047	4.000%	142,000,000	149,538,198
Government National Mortgage Association(o)
CMO Series 2012-38 Class MI
03/20/2042	4.000%	11,681,336	2,252,552
CMO Series 2014-184 Class CI
11/16/2041	3.500%	6,803,153	1,085,408
Total Residential Mortgage-Backed Securities - Agency (Cost $1,157,789,625)			1,158,061,383

Residential Mortgage-Backed Securities - Non-Agency 5.5%

Ajax Mortgage Loan Trust(c)
CMO Series 2016-C Class A
10/25/2057	4.000%	2,126,124	2,127,959
CMO Series 2017-A Class A
04/25/2057	3.470%	9,118,397	9,132,372
Angel Oak Mortgage Trust LLC(c)
Series 2015-1
11/25/2045	4.500%	424,010	423,440
11/25/2045	5.500%	2,035,000	2,031,727
ASG Resecuritization Trust(c),(h)
CMO Series 2009-2 Class G70
05/24/2036	3.317%	1,897,052	1,893,959

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2017	33

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2009-2 Class G75
05/24/2036	3.317%	3,628,000	3,609,257
Bayview Opportunity Master Fund IIIa Trust(c)
CMO Series 2017-RN7 Class A1
09/28/2032	3.105%	4,320,000	4,320,000
Bayview Opportunity Master Fund IIIb Trust(c)
CMO Series 2017-RN3 Class A1
05/28/2032	3.228%	6,582,143	6,591,083
Bayview Opportunity Master Fund IVA Trust(c)
Subordinated, CMO Series 2016-SPL1 Class B3
04/28/2055	5.500%	1,978,200	1,983,976
Bayview Opportunity Master Fund IVb Trust(c)
CMO Series 2017-NPL1 Class A1
01/28/2032	3.598%	3,734,550	3,724,898
CMO Series 2017-RPL1 Class A1
07/28/2032	3.105%	9,648,820	9,635,139
Bayview Opportunity Master Fund IVb Trust(c),(h)
CMO Series 2017-RN1 Class A1
02/28/2032	3.598%	5,842,392	5,854,526
BCAP LLC Trust(c),(h)
CMO Series 2010-RR11 Class 8A1
05/27/2037	3.523%	2,567,630	2,564,910
CMO Series 2012-RR10 Class 9A1
10/26/2035	3.387%	236,519	238,216
CMO Series 2014-RR3 Class 3A1
07/26/2036	1.367%	266,631	263,621
BCAP LLC Trust(a),(c)
CMO Series 2013-RR2 Class 7A1
07/26/2036	3.000%	590,455	590,455
BCAP LLC Trust(c)
CMO Series 2013-RR5 Class 1A1
10/26/2036	3.500%	677,553	676,699
CMO Series 2013-RR5 Class 3A1
09/26/2036	3.500%	1,002,685	1,000,674
BCAP LLC Trust(b),(c)
Series 2011-RR5 Class 11A4
1-month USD LIBOR + 0.150% 05/28/2036	1.384%	3,621,054	3,496,804
Bellemeade Re II Ltd.(b),(c)
CMO Series 2016-1A Class M2A
1-month USD LIBOR + 4.500% 04/25/2026	5.737%	29,160	29,209
CAM Mortgage Trust(c)
CMO Series 2016-1 Class A
01/15/2056	4.000%	252,003	252,086
CIM Trust(c)
CMO Series 2017-6 Class A1
09/25/2037	3.000%	23,317,697	23,141,275
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Mortgage Loan Trust(c)
Subordinated CMO Series 2014-C Class B1
02/25/2054	4.250%	6,000,000	6,060,260
Citigroup Mortgage Loan Trust, Inc.(c),(h)
CMO Series 2012-7 Class 12A1
03/25/2036	3.177%	107,630	107,659
CMO Series 2012-9 Class 1A1
02/20/2036	3.178%	239,346	239,016
CMO Series 2013-11 Class 3A3
09/25/2034	3.494%	760,302	744,642
CMO Series 2013-2 Class 1A1
11/25/2037	3.389%	895,330	899,566
CMO Series 2014-12 Class 3A1
10/25/2035	3.563%	6,805,356	6,892,222
CMO Series 2014-C Class A
02/25/2054	3.250%	891,095	888,927
CMO Series 2015-A Class A4
06/25/2058	4.250%	4,488,059	4,624,947
CMO Series 2015-A Class B3
06/25/2058	4.500%	948,527	896,959
Citigroup Mortgage Loan Trust, Inc.(b),(c)
CMO Series 2014-11 Class 3A3
1-month USD LIBOR + 0.160% 09/25/2036	1.394%	1,800,000	1,747,400
CMO Series 2014-2 Class 3A3
1-month USD LIBOR + 0.140% 08/25/2037	1.374%	184,828	184,134
Citigroup Mortgage Loan Trust, Inc.(c),(o)
CMO Series 2015-A Class A1IO
06/25/2058	1.000%	13,043,650	310,649
Citigroup Mortgage Loan Trust, Inc.(c)
CMO Series 2015-RP2 Class A
01/25/2053	4.250%	10,834,326	11,178,497
CMO Series 2015-RP2 Class B3
01/25/2053	4.250%	3,917,394	3,690,695
COLT LLC(a),(b),(c)
CMO Series 15-1 Class A2
1-month USD LIBOR + 3.750% 12/26/2045	4.987%	361,584	372,940
COLT Mortgage Loan Trust(c)
CMO Series 2016-1 Class A2
05/25/2046	3.500%	1,348,108	1,355,839
COLT Mortgage Loan Trust(c),(h)
CMO Series 2017-2 Class B1
10/25/2047	4.563%	2,000,000	1,994,971
Countrywide Home Equity Loan Trust
CMO Series 2007-S2 Class A3 (NPFGC)
05/25/2037	5.813%	281,045	280,641

34	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-S2 Class A6 (NPFGC)
05/25/2037	5.779%	221,295	225,476
Credit Suisse Mortgage Capital Certificates(c),(h)
CMO Series 2009-14R Class 4A9
10/26/2035	3.387%	12,807,000	12,852,709
CMO Series 2011-12R Class 3A1
07/27/2036	3.200%	3,705,462	3,708,432
CMO Series 2014-RPL4 Class A1
08/25/2062	3.625%	7,644,337	7,845,674
CMO Series 2014-RPL4 Class A2
08/25/2062	4.758%	2,750,000	2,764,953
Credit Suisse Mortgage Capital Certificates(c)
CMO Series 2010-9R Class 1A5
08/27/2037	4.000%	3,000,000	2,975,898
Credit Suisse Mortgage Capital Certificates(b),(c)
CMO Series 2014-CIM1 Class A2
1-month USD LIBOR + 3.500% 01/25/2058	4.735%	3,000,000	2,956,386
Credit Suisse Mortgage Capital Certificates(a),(b),(c)
Series 2012-11 Class 3A2
1-month USD LIBOR + 1.000% 06/29/2047	2.235%	257,867	238,587
CSMC Trust(c),(h)
CMO Series 2015-RPL1 Class A2
02/25/2057	4.662%	1,500,000	1,505,615
Deephaven Residential Mortgage Trust(c),(h)
CMO Series 2017-2A Class M1
06/25/2047	3.897%	500,000	504,285
Deephaven Residential Mortgage Trust(a),(c)
Series 2016-1A Class A2
07/25/2046	5.500%	1,545,819	1,536,232
GCAT LLC(c)
CMO Series 20 17-2 Class A1
04/25/2047	3.500%	11,571,554	11,600,728
CMO Series 2017-3 Class A1
04/25/2047	3.352%	12,426,447	12,447,833
JPMorgan Resecuritization Trust(c),(h)
CMO Series 2014-1 Class 1016
03/26/2036	3.119%	3,630,000	3,616,434
JPMorgan Resecuritization Trust(c)
CMO Series 2014-5 Class 6A
09/27/2036	4.000%	1,267,267	1,274,394
Legacy Mortgage Asset Trust(c)
CMO Series 2017-GS1 Class A1
01/25/2057	3.500%	12,747,680	12,705,626
CMO Series 2017-GS1 Class A2
01/25/2057	3.500%	3,000,000	2,885,174
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley Re-Remic Trust(c),(h)
CMO Series 2010-R1 Class 2B
07/26/2035	3.480%	2,213,577	2,216,608
CMO Series 2013-R3 Class 10A
10/26/2035	3.387%	766,203	765,308
Morgan Stanley Resecuritization Trust(c),(h)
CMO Series 2013-R9 Class 2A
06/26/2046	3.310%	1,183,527	1,182,053
CMO Series 2013-R9 Class 4A
06/26/2046	3.330%	522,291	520,739
New Residential Mortgage Loan Trust(c)
CMO Series 2015-1A Class A3
05/28/2052	3.750%	4,511,354	4,663,436
Nomura Asset Acceptance Corp. Alternative Loan Trust(h)
CMO Series 2007-1 Class 1A3 (AGM)
03/25/2047	5.957%	139,647	140,342
CMO Series 2007-1 Class 1A4 (AGM)
03/25/2047	6.138%	883,672	887,945
Nomura Resecuritization Trust(b),(c)
CMO Series 2014-6R Class 3A1
1-month USD LIBOR + 0.260% 01/26/2036	1.494%	2,320,963	2,247,142
Oaktown Re Ltd.(a),(b),(c)
CMO Series 2017-1A Class M1
1-month USD LIBOR + 2.250% 04/25/2027	3.487%	13,959,552	14,452,436
PennyMac Mortgage Investment Trust(a),(b),(c)
Series 2017-GT1 Class A
1-month USD LIBOR + 4.750% 02/25/2050	5.987%	3,000,000	3,008,811
PNMAC GMSR Issuer Trust(a),(b),(c)
Series 2017-GT2 Class A
1-month USD LIBOR + 4.000% 08/25/2023	5.231%	3,700,000	3,709,250
Preston Ridge Partners Mortgage LLC(a),(c),(d)
CMO Series 2017-2A Class A2
09/25/2022	5.000%	8,860,000	8,549,929
RBSSP Resecuritization Trust(c),(h)
CMO Series 2010-1 Class 3A2
08/26/2035	3.548%	2,989,473	2,916,799
SGR Residential Mortgage Trust(c)
CMO Series 2016-1 Class A1
11/25/2046	3.750%	1,218,619	1,211,306
Sunset Mortgage Loan Co., LLC(c)
CMO Series 2017-NPL1 Class A
06/16/2047	3.500%	1,514,024	1,518,261
Vericrest Opportunity Loan Transferee LXII LLC(a),(c)
CMO Series 2017-NPL9 Class A1
09/25/2047	3.125%	3,100,000	3,091,088

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2017	35

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verus Securitization Trust(c),(h)
CMO Series 2017-2A Class A3
07/25/2047	2.845%	8,818,380	8,817,782
CMO Series 2017-2A Class B1
07/25/2047	3.700%	3,000,000	2,999,717
VML LLC(c)
CMO Series 2014-NPL1 Class A1
04/27/2054	3.875%	140,510	140,585
WaMu Mortgage Pass-Through Certificates Trust(h)
CMO Series 2003-AR8 Class A
08/25/2033	3.203%	3,518,652	3,558,500
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $273,017,911)			274,294,722

Senior Loans 0.1%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Consumer Products 0.0%
Serta Simmons Bedding LLC(b),(q)
2nd Lien Term Loan
3-month USD LIBOR + 8.000% 11/08/2024	9.312%	707,933	679,177
Independent Energy 0.0%
Chesapeake Energy Corp.(b),(q)
Tranche A Term Loan
3-month USD LIBOR + 7.500% 08/23/2021	8.814%	413,476	445,132
Technology 0.1%
Ancestry.com Operations, Inc.(b),(q)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% 10/19/2024	9.490%	245,026	248,395
Ascend Learning LLC(b),(q)
Term Loan
3-month USD LIBOR + 3.250% 07/12/2024	4.485%	60,000	60,240
DigiCert Holdings, Inc.(b),(k),(q)
1st Lien Term Loan
3-month USD LIBOR + 4.750% 09/20/2024	0.000%	314,000	317,140
Hyland Software, Inc.(b),(q)
Tranche 3 1st Lien Term Loan
3-month USD LIBOR + 3.250% 07/01/2022	4.485%	75,256	75,899
Information Resources, Inc.(b),(q)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% 01/20/2025	9.487%	880,000	876,700
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Kronos, Inc.(b),(q)
2nd Lien Term Loan
3-month USD LIBOR + 8.250% 11/01/2024	9.561%	386,000	397,923
Misys Ltd.(b),(q)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 06/13/2024	4.817%	194,878	195,679
2nd Lien Term Loan
3-month USD LIBOR + 7.250% 06/13/2025	8.567%	73,553	74,735
Total			2,246,711
Total Senior Loans (Cost $3,329,750)			3,371,020

U.S. Government & Agency Obligations 0.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Residual Funding Corp.(f)
STRIPS
01/15/2030	0.000%	32,628,000	22,748,796
04/15/2030	0.000%	34,501,000	23,878,625
Total U.S. Government & Agency Obligations (Cost $46,234,374)			46,627,421

U.S. Treasury Obligations 16.8%

U.S. Treasury(p)
10/31/2017	0.750%	235,545,000	235,472,358
U.S. Treasury
08/31/2019	1.250%	33,433,000	33,294,959
08/15/2020	1.500%	69,320,000	69,116,684
07/31/2022	1.875%	116,595,000	116,340,812
08/31/2022	1.625%	70,219,000	69,260,357
08/31/2024	1.875%	60,456,000	59,375,561
08/15/2027	2.250%	92,536,500	91,917,943
05/15/2047	3.000%	89,815,000	92,434,799
U.S. Treasury(f),(p)
STRIPS
05/15/2043	0.000%	88,863,000	42,199,511
U.S. Treasury(f)
STRIPS
02/15/2045	0.000%	57,300,000	25,769,332
Total U.S. Treasury Obligations (Cost $834,975,554)			835,182,316

36	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2017 (Unaudited)
Options Purchased Calls 0.0%
Value ($)
(Cost $132,500)	25,350

Options Purchased Puts 0.0%

(Cost $1,073,500)	513,864

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(r),(s),(t)	29,695,292	29,695,292
Total Money Market Funds (Cost $29,695,292)		29,695,292
Total Investments (Cost: $5,487,045,860)		5,538,194,202
Other Assets & Liabilities, Net		(554,804,478)
Net Assets		4,983,389,724
At September 30, 2017, securities and/or cash totaling $76,612,382 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	1,203	12/2017	USD	151,544,593	—	(196,237)
U.S. Treasury 5-Year Note	2,497	12/2017	USD	294,286,232	—	(1,297,791)
U.S. Treasury Ultra 10-Year Note	216	12/2017	USD	29,339,755	—	(206,134)
Total					—	(1,700,162)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(13)	12/2017	USD	(2,007,827)	16,382	—
U.S. Treasury 2-Year Note	(359)	12/2017	USD	(77,587,798)	177,898	—
U.S. Ultra Bond	(317)	12/2017	USD	(53,212,489)	987,082	—
Total					1,181,362	—

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA		USD	50,000,000	50,000,000	1.50	03/2018	132,500	25,350

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
5-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate		USD	95,000,000	95,000,000	2.30	05/2018	1,073,500	513,864

Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2017	37

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2017 (Unaudited)
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(60,000,000)	(60,000,000)	2.10	02/2018	(552,000)	(323,496)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Eastman Chemical Co.	Barclays	12/20/2022	1.000	Quarterly	USD	15,800,000	(401,634)	—	—	(401,634)	—	—
Home Depot, Inc.	Barclays	12/20/2022	1.000	Quarterly	USD	36,890,000	(1,388,133)	(10,247)	—	(1,337,366)	—	(61,014)
International Business Machines Corp.	Barclays	12/20/2022	1.000	Quarterly	USD	5,270,000	(159,470)	(1,464)	—	(163,985)	3,051	—
McDonald’s Corp.	Barclays	12/20/2022	1.000	Quarterly	USD	4,400,000	(161,713)	(1,222)	—	(156,677)	—	(6,258)
PulteGroup, Inc.	Barclays	12/20/2022	5.000	Quarterly	USD	5,270,000	(1,029,628)	(7,320)	—	(988,208)	—	(48,740)
Weyerhaeuser Co.	Barclays	06/20/2022	1.000	Quarterly	USD	12,850,000	(310,939)	(3,569)	—	(335,301)	20,793	—
Carnival Corp.	Citi	12/20/2022	1.000	Quarterly	USD	13,402,000	(475,139)	(3,723)	—	(450,311)	—	(28,551)
Energy Transfer Partners LP	Citi	12/20/2021	1.000	Quarterly	USD	2,600,000	(42,015)	(723)	86,605	—	—	(129,343)
Energy Transfer Partners LP	Citi	12/20/2021	1.000	Quarterly	USD	5,200,000	(84,031)	(1,444)	159,768	—	—	(245,243)
International Business Machines Corp.	Citi	12/20/2022	1.000	Quarterly	USD	15,809,000	(478,379)	(4,391)	—	(504,059)	21,289	—
Lowe’s Companies, Inc.	Citi	12/20/2022	1.000	Quarterly	USD	15,816,000	(573,688)	(4,393)	—	(551,509)	—	(26,572)
Markit CDX Emerging Markets Index, Series 28	Citi	12/20/2022	1.000	Quarterly	USD	50,457,602	2,027,901	(14,016)	2,135,489	—	—	(121,604)
Markit CDX Emerging Markets Index, Series 28	Citi	12/20/2022	1.000	Quarterly	USD	55,457,692	2,228,856	(15,405)	2,407,854	—	—	(194,403)
Markit CDX Emerging Markets Index, Series 28	Citi	12/20/2022	1.000	Quarterly	USD	52,064,706	2,092,491	(14,462)	2,281,277	—	—	(203,248)
Time Warner, Inc.	Citi	06/20/2022	1.000	Quarterly	USD	15,384,000	(388,882)	(4,274)	—	(430,235)	37,079	—
Carnival Corp.	Credit Suisse	12/20/2022	1.000	Quarterly	USD	10,600,000	(375,801)	(2,944)	—	(357,130)	—	(21,615)
International Business Machines Corp.	Credit Suisse	12/20/2022	1.000	Quarterly	USD	10,541,000	(318,970)	(2,928)	—	(319,749)	—	(2,149)
Lowe’s Companies, Inc.	Credit Suisse	12/20/2022	1.000	Quarterly	USD	10,544,000	(382,458)	(2,929)	—	(362,260)	—	(23,127)
Carnival Corp.	Goldman Sachs International	12/20/2022	1.000	Quarterly	USD	13,403,000	(475,175)	(3,723)	—	(460,657)	—	(18,241)
Eastman Chemical Co.	Goldman Sachs International	06/20/2022	1.000	Quarterly	USD	8,045,000	(213,452)	(2,234)	—	(202,805)	—	(12,881)
Energy Transfer Partners LP	Goldman Sachs International	12/20/2021	1.000	Quarterly	USD	2,600,000	(42,015)	(722)	79,961	—	—	(122,698)
Energy Transfer Partners LP	Goldman Sachs International	12/20/2021	1.000	Quarterly	USD	7,800,000	(126,046)	(2,167)	210,553	—	—	(338,766)
General Electric Co.	Goldman Sachs International	06/20/2022	1.000	Quarterly	USD	25,700,000	(751,951)	(7,139)	—	(789,647)	30,557	—
General Mills, Inc.	Goldman Sachs International	12/20/2022	1.000	Quarterly	USD	7,595,000	(218,424)	(2,110)	—	(222,160)	1,626	—
General Mills, Inc.	Goldman Sachs International	12/20/2022	1.000	Quarterly	USD	13,405,000	(385,514)	(3,724)	—	(365,321)	—	(23,917)
General Motors Co.	Goldman Sachs International	06/20/2022	5.000	Quarterly	USD	13,335,000	(2,432,667)	(18,521)	—	(2,114,209)	—	(336,979)
Home Depot, Inc.	Goldman Sachs International	12/20/2022	1.000	Quarterly	USD	26,350,000	(991,524)	(7,319)	—	(947,954)	—	(50,889)
Lincoln National Corp.	Goldman Sachs International	12/20/2022	1.000	Quarterly	USD	10,720,000	(198,497)	(2,977)	—	(120,344)	—	(81,130)
McDonald’s Corp.	Goldman Sachs International	12/20/2022	1.000	Quarterly	USD	18,445,000	(677,906)	(5,125)	—	(658,817)	—	(24,214)
PulteGroup, Inc.	Goldman Sachs International	12/20/2022	5.000	Quarterly	USD	10,541,000	(2,059,452)	(14,641)	—	(1,982,537)	—	(91,556)
38	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2017 (Unaudited)
Credit default swap contracts - buy protection (continued)
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Walt Disney Co. (The)	Goldman Sachs International	12/20/2022	1.000	Quarterly	USD	13,175,000	(423,149)	(3,660)	—	(413,332)	—	(13,477)
American International Group, Inc.	JPMorgan	12/20/2022	1.000	Quarterly	USD	13,405,000	(251,568)	(3,724)	—	(270,383)	15,091	—
Carnival Corp.	JPMorgan	12/20/2022	1.000	Quarterly	USD	10,597,000	(375,694)	(2,943)	—	(364,592)	—	(14,045)
Eastman Chemical Co.	JPMorgan	06/20/2022	1.000	Quarterly	USD	13,380,000	(355,002)	(3,717)	—	(244,457)	—	(114,262)
Energy Transfer Partners LP	JPMorgan	12/20/2021	1.000	Quarterly	USD	2,600,000	(42,015)	(722)	94,248	—	—	(136,985)
Honeywell International, Inc.	JPMorgan	06/20/2022	1.000	Quarterly	USD	12,850,000	(458,785)	(3,569)	—	(472,805)	10,451	—
McDonald’s Corp.	JPMorgan	12/20/2022	1.000	Quarterly	USD	15,815,000	(581,246)	(4,393)	—	(567,717)	—	(17,922)
PulteGroup, Inc.	JPMorgan	12/20/2022	5.000	Quarterly	USD	15,809,000	(3,088,690)	(21,957)	—	(2,937,787)	—	(172,860)
Time Warner, Inc.	JPMorgan	06/20/2022	1.000	Quarterly	USD	10,256,000	(259,255)	(2,848)	—	(281,868)	19,765	—
Toll Brothers, Inc.	JPMorgan	12/20/2022	1.000	Quarterly	USD	30,330,000	(149,122)	(8,424)	73,329	—	—	(230,875)
Valero Energy Corp.	JPMorgan	06/20/2022	1.000	Quarterly	USD	12,320,000	(316,773)	(3,422)	—	(114,731)	—	(205,464)
Valero Energy Corp.	JPMorgan	06/20/2022	1.000	Quarterly	USD	23,990,000	(616,832)	(6,664)	145,033	—	—	(768,529)
Weyerhaeuser Co.	JPMorgan	06/20/2022	1.000	Quarterly	USD	6,915,000	(167,326)	(1,922)	—	(186,855)	17,607	—
Weyerhaeuser Co.	JPMorgan	06/20/2022	1.000	Quarterly	USD	5,375,000	(130,062)	(1,494)	—	(145,299)	13,743	—
Weyerhaeuser Co.	JPMorgan	12/20/2022	1.000	Quarterly	USD	5,270,000	(124,058)	(1,463)	—	(123,819)	—	(1,702)
Total								(236,778)	7,674,117	(20,346,520)	191,052	(3,889,259)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 29	Morgan Stanley	12/20/2022	5.000	Quarterly	USD	332,065,000	(1,502,596)	—	(24,742,103)	—	(1,502,596)
Markit CDX North America Investment Grade Index, Series 29	Morgan Stanley	12/20/2022	1.000	Quarterly	USD	229,545,000	(375,351)	—	(4,682,549)	—	(375,351)
Total							(1,877,947)	—	(29,424,652)	—	(1,877,947)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Anadarko Petroleum Corp.	Barclays	12/20/2020	1.000	Quarterly	0.569	USD	10,150,000	137,640	2,820	—	(653,243)	793,703	—
Anadarko Petroleum Corp.	Barclays	06/20/2021	1.000	Quarterly	0.778	USD	5,110,000	40,758	1,419	—	(419,416)	461,593	—
Bank of America Corp.	Barclays	06/20/2018	1.000	Quarterly	0.106	USD	25,990,000	169,133	7,219	113,758	—	62,594	—
Canadian Natural Resources Ltd.	Barclays	12/20/2020	1.000	Quarterly	0.406	USD	5,070,000	94,958	1,409	—	(402,104)	498,471	—
Citigroup, Inc.	Barclays	06/20/2018	1.000	Quarterly	0.110	USD	26,305,000	170,407	7,307	96,227	—	81,487	—
Frontier Communications Corp.	Barclays	06/20/2018	5.000	Quarterly	5.595	USD	2,630,000	(11,041)	3,653	—	(19,650)	12,262	—
Frontier Communications Corp.	Barclays	06/20/2019	5.000	Quarterly	8.877	USD	5,350,000	(321,811)	7,431	237,596	—	—	(551,976)
iStar, Inc.	Barclays	06/20/2020	5.000	Quarterly	1.286	USD	5,105,000	502,515	7,090	518,120	—	—	(8,515)
Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2017	39

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2017 (Unaudited)
Credit default swap contracts - sell protection (continued)
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
JPMorgan Chase & Co.	Barclays	06/20/2019	1.000	Quarterly	0.212	USD	26,700,000	360,862	7,416	322,807	—	45,471	—
JPMorgan Chase & Co.	Barclays	06/20/2019	1.000	Quarterly	0.212	USD	13,355,000	180,498	3,710	166,138	—	18,070	—
JPMorgan Chase & Co.	Barclays	06/20/2019	1.000	Quarterly	0.212	USD	13,355,000	180,498	3,710	166,138	—	18,070	—
Navient Corp.	Barclays	06/20/2020	5.000	Quarterly	1.249	USD	5,350,000	531,956	7,431	387,718	—	151,669	—
Navient Corp.	Barclays	06/20/2020	5.000	Quarterly	1.249	USD	2,280,000	226,703	3,166	200,568	—	29,301	—
Sherwin-Williams Co. (The)	Barclays	12/20/2022	1.000	Quarterly	0.645	USD	15,800,000	274,961	0	274,961	—	—	—
Valeant Pharmaceuticals International, Inc.	Barclays	06/20/2019	5.000	Quarterly	1.891	USD	5,350,000	281,052	7,430	—	(53,904)	342,386	—
Verizon Communications, Inc.	Barclays	12/20/2017	1.000	Quarterly	0.225	USD	17,986,000	31,636	4,996	27,910	—	8,722	—
Whiting Petroleum Corp.	Barclays	06/20/2020	5.000	Quarterly	3.493	USD	4,575,000	171,710	6,354	228,325	—	—	(50,261)
Whiting Petroleum Corp.	Barclays	06/20/2020	5.000	Quarterly	3.493	USD	4,575,000	171,710	6,355	245,099	—	—	(67,034)
Calpine Corp.	Citi	06/20/2020	5.000	Quarterly	1.322	USD	2,550,000	248,291	3,542	227,904	—	23,929	—
Centrica PLC	Citi	12/20/2022	1.000	Quarterly	0.643	USD	10,566,000	186,386	2,935	150,437	—	38,884	—
FirstEnergy Corp.	Citi	06/20/2022	1.000	Quarterly	0.710	USD	13,405,000	174,926	3,724	167,319	—	11,331	—
Freeport-McMoRan, Inc.	Citi	06/20/2020	1.000	Quarterly	0.818	USD	4,840,000	23,514	1,344	—	(76,275)	101,133	—
Glencore PLC	Citi	06/20/2019	5.000	Quarterly	0.410	USD	5,100,000	400,954	7,083	383,061	—	24,976	—
JPMorgan Chase & Co.	Citi	06/20/2019	1.000	Quarterly	0.212	USD	10,685,000	144,412	2,969	132,891	—	14,490	—
Markit CMBX North America Index, Series 10 BBB	Citi	11/17/2059	3.000	Monthly	4.758	USD	2,000,000	(239,223)	833	—	(234,910)	—	(3,480)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	4.758	USD	2,000,000	(239,223)	834	—	(236,001)	—	(2,388)
Plains All American Pipeline LP	Citi	12/20/2021	1.000	Quarterly	1.211	USD	5,200,000	(43,760)	1,445	—	(188,517)	146,202	—
Verizon Communications, Inc.	Citi	12/20/2022	1.000	Quarterly	0.641	USD	26,334,000	467,458	7,315	464,913	—	9,860	—
Whiting Petroleum Corp.	Citi	06/20/2020	5.000	Quarterly	3.493	USD	2,680,000	100,587	3,722	—	—	104,309	—
Whiting Petroleum Corp.	Citi	06/20/2020	5.000	Quarterly	3.493	USD	2,685,000	100,774	3,729	98,911	—	5,592	—
CVS Health Corp.	Credit Suisse	12/20/2022	1.000	Quarterly	0.487	USD	15,815,000	403,376	4,392	392,508	—	15,260	—
DISH DBS Corp.	Credit Suisse	06/20/2020	5.000	Quarterly	1.031	USD	4,840,000	510,431	6,723	500,978	—	16,176	—
Markit CMBX North America Index, Series 6 BBB-	Credit Suisse	05/11/2063	3.000	Monthly	6.769	USD	2,500,000	(378,524)	1,042	—	(269,321)	—	(108,161)
Markit CMBX North America Index, Series 7 BBB-	Credit Suisse	01/17/2047	3.000	Monthly	5.248	USD	13,000,000	(1,441,808)	5,417	—	(1,098,806)	—	(337,585)
Markit CMBX North America Index, Series 7 BBB-	Credit Suisse	01/17/2047	3.000	Monthly	5.248	USD	13,500,000	(1,497,262)	5,625	—	(1,012,978)	—	(478,659)
40	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2017 (Unaudited)
Credit default swap contracts - sell protection (continued)
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 7 BBB-	Credit Suisse	01/17/2047	3.000	Monthly	5.248	USD	14,000,000	(1,552,716)	5,833	—	(900,053)	—	(646,830)
Target Corp.	Credit Suisse	12/20/2022	1.000	Quarterly	0.561	USD	10,544,000	229,909	2,929	210,028	—	22,810	—
Weatherford International Ltd.	Credit Suisse	06/20/2020	1.000	Quarterly	2.827	USD	1,070,000	(50,213)	297	—	(39,306)	—	(10,610)
Anadarko Petroleum Corp.	Goldman Sachs International	06/20/2020	1.000	Quarterly	0.454	USD	9,680,000	141,560	2,688	115,652	—	28,596	—
Anadarko Petroleum Corp.	Goldman Sachs International	12/20/2020	1.000	Quarterly	0.569	USD	12,685,000	172,016	3,524	—	(767,409)	942,949	—
Anadarko Petroleum Corp.	Goldman Sachs International	12/20/2020	1.000	Quarterly	0.569	USD	5,080,000	68,888	1,411	—	(359,581)	429,880	—
Anadarko Petroleum Corp.	Goldman Sachs International	12/20/2020	1.000	Quarterly	0.569	USD	5,070,000	68,752	1,408	—	(358,322)	428,482	—
AT&T, Inc.	Goldman Sachs International	12/20/2017	1.000	Quarterly	0.118	USD	26,720,000	53,482	7,423	41,879	—	19,026	—
Avis Budget Car Rental LLC/Finance, Inc.	Goldman Sachs International	06/20/2020	5.000	Quarterly	1.225	USD	2,685,000	268,235	3,729	183,565	—	88,399	—
Berkshire Hathaway, Inc.	Goldman Sachs International	12/20/2022	1.000	Quarterly	0.633	USD	10,720,000	194,983	2,978	213,541	—	—	(15,580)
Canadian Natural Resources Ltd.	Goldman Sachs International	06/20/2020	1.000	Quarterly	0.327	USD	10,220,000	184,544	2,839	135,844	—	51,539	—
Centrica PLC	Goldman Sachs International	12/20/2022	1.000	Quarterly	0.643	USD	10,566,000	186,386	2,935	176,432	—	12,889	—
Citigroup, Inc.	Goldman Sachs International	06/20/2018	1.000	Quarterly	0.110	USD	12,985,000	84,119	3,606	42,758	—	44,967	—
DISH DBS Corp.	Goldman Sachs International	06/20/2020	5.000	Quarterly	1.031	USD	2,420,000	255,216	3,361	257,755	—	822	—
DISH DBS Corp.	Goldman Sachs International	06/20/2022	5.000	Quarterly	2.425	USD	5,370,000	599,511	7,458	516,045	—	90,924	—
FirstEnergy Corp.	Goldman Sachs International	06/20/2022	1.000	Quarterly	0.710	USD	25,700,000	335,367	7,139	181,917	—	160,589	—
Ford Motor Co.	Goldman Sachs International	06/20/2022	5.000	Quarterly	0.886	USD	13,335,000	2,467,662	18,521	2,120,843	—	365,340	—
Freeport-McMoRan, Inc.	Goldman Sachs International	06/20/2020	1.000	Quarterly	0.818	USD	2,420,000	11,757	672	—	(46,134)	58,563	—
Freeport-McMoRan, Inc.	Goldman Sachs International	06/20/2020	1.000	Quarterly	0.818	USD	2,420,000	11,757	672	—	(46,093)	58,522	—
Glencore PLC	Goldman Sachs International	06/20/2019	5.000	Quarterly	0.410	USD	5,100,000	400,954	7,083	383,061	—	24,976	—
Hertz Corp. (The)	Goldman Sachs International	06/20/2019	5.000	Quarterly	4.145	USD	2,690,000	37,261	3,736	—	(2,962)	43,959	—
iStar, Inc.	Goldman Sachs International	06/20/2020	5.000	Quarterly	1.286	USD	1,530,000	150,607	2,125	145,340	—	7,392	—
JPMorgan Chase & Co.	Goldman Sachs International	06/20/2019	1.000	Quarterly	0.212	USD	26,700,000	360,862	7,416	322,807	—	45,471	—
Kroger Co. (The)	Goldman Sachs International	12/20/2022	1.000	Quarterly	1.160	USD	7,595,000	(59,609)	2,110	—	(45,642)	—	(11,857)
Kroger Co. (The)	Goldman Sachs International	12/20/2022	1.000	Quarterly	1.160	USD	13,405,000	(105,208)	3,723	—	(54,915)	—	(46,570)
Markit CMBX North America Index, Series 10 BBB-	Goldman Sachs International	11/17/2059	3.000	Monthly	4.758	USD	2,000,000	(239,223)	834	—	(227,176)	—	(11,213)
Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2017	41

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2017 (Unaudited)
Credit default swap contracts - sell protection (continued)
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 6 BBB-	Goldman Sachs International	05/11/2063	3.000	Monthly	6.769	USD	5,000,000	(757,048)	2,084	—	(519,251)	—	(235,713)
Markit CMBX North America Index, Series 6 BBB-	Goldman Sachs International	05/11/2063	3.000	Monthly	6.769	USD	4,500,000	(681,343)	1,875	—	(398,496)	—	(280,972)
Markit CMBX North America Index, Series 6 BBB-	Goldman Sachs International	05/11/2063	3.000	Monthly	6.769	USD	5,200,000	(787,330)	2,167	—	(447,536)	—	(337,627)
Markit CMBX North America Index, Series 6 BBB-	Goldman Sachs International	05/11/2063	3.000	Monthly	6.769	USD	10,100,000	(1,529,237)	4,209	—	(817,507)	—	(707,521)
NRG Energy, Inc.	Goldman Sachs International	06/20/2020	5.000	Quarterly	0.776	USD	5,105,000	575,045	7,090	490,376	—	91,759	—
Rite Aid Corp.	Goldman Sachs International	06/20/2020	5.000	Quarterly	3.766	USD	4,565,000	143,384	6,340	382,151	—	—	(232,427)
Sherwin-Williams Co. (The)	Goldman Sachs International	06/20/2022	1.000	Quarterly	0.597	USD	8,045,000	146,236	2,235	165,916	—	—	(17,445)
Sprint Communications, Inc.	Goldman Sachs International	06/20/2020	5.000	Quarterly	0.889	USD	5,105,000	559,291	7,091	490,376	—	76,006	—
Targa Resources Partners LP/Finance Corp.	Goldman Sachs International	06/20/2020	1.000	Quarterly	0.757	USD	4,575,000	29,446	1,271	48,385	—	—	(17,668)
United Rentals North America, Inc.	Goldman Sachs International	06/20/2020	5.000	Quarterly	0.462	USD	5,100,000	619,466	7,083	580,380	—	46,169	—
Verizon Communications, Inc.	Goldman Sachs International	06/20/2019	1.000	Quarterly	0.304	USD	10,220,000	121,899	2,839	108,012	—	16,726	—
Verizon Communications, Inc.	Goldman Sachs International	12/20/2022	1.000	Quarterly	0.641	USD	26,336,000	467,494	7,315	438,516	—	36,293	—
Weatherford International Ltd.	Goldman Sachs International	06/20/2020	1.000	Quarterly	2.827	USD	5,110,000	(239,803)	1,420	—	(193,746)	—	(44,637)
Ally Financial, Inc.	JPMorgan	06/20/2020	5.000	Quarterly	0.663	USD	8,025,000	928,916	11,146	760,540	—	179,522	—
Ally Financial, Inc.	JPMorgan	06/20/2020	5.000	Quarterly	0.663	USD	5,105,000	590,918	7,089	502,755	—	95,252	—
Anadarko Petroleum Corp.	JPMorgan	06/20/2021	1.000	Quarterly	0.778	USD	5,240,000	41,795	1,456	—	(339,735)	382,986	—
AT&T, Inc.	JPMorgan	06/20/2022	1.000	Quarterly	0.582	USD	10,080,000	190,246	2,800	116,400	—	76,646	—
Avis Budget Car Rental LLC/Finance, Inc.	JPMorgan	06/20/2020	5.000	Quarterly	1.225	USD	13,380,000	1,336,679	18,584	976,980	—	378,283	—
Avis Budget Car Rental LLC/Finance, Inc.	JPMorgan	06/20/2020	5.000	Quarterly	1.225	USD	4,565,000	456,049	6,341	231,630	—	230,760	—
Avis Budget Car Rental LLC/Finance, Inc.	JPMorgan	06/20/2020	5.000	Quarterly	1.225	USD	4,575,000	457,048	6,354	263,266	—	200,136	—
Bank of America Corp.	JPMorgan	06/20/2018	1.000	Quarterly	0.106	USD	38,890,000	253,081	10,802	147,741	—	116,142	—
Bank of America Corp.	JPMorgan	06/20/2021	1.000	Quarterly	0.349	USD	26,185,000	616,428	7,274	124,984	—	498,718	—
Berkshire Hathaway, Inc.	JPMorgan	12/20/2022	1.000	Quarterly	0.633	USD	13,405,000	243,820	3,723	270,382	—	—	(22,839)
Calpine Corp.	JPMorgan	06/20/2020	5.000	Quarterly	1.322	USD	5,100,000	496,582	7,083	441,414	—	62,251	—
42	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2017 (Unaudited)
Credit default swap contracts - sell protection (continued)
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Calpine Corp.	JPMorgan	06/20/2020	5.000	Quarterly	1.322	USD	5,105,000	497,069	7,091	461,451	—	42,709	—
Calpine Corp.	JPMorgan	06/20/2020	5.000	Quarterly	1.322	USD	8,025,000	781,387	11,146	783,426	—	9,107	—
Cenovus Energy, Inc.	JPMorgan	06/20/2018	1.000	Quarterly	0.700	USD	10,720,000	23,296	2,977	31,030	—	—	(4,757)
CenturyLink, Inc.	JPMorgan	06/20/2020	1.000	Quarterly	1.641	USD	5,105,000	(86,261)	1,418	—	—	—	(84,843)
CenturyLink, Inc.	JPMorgan	06/20/2020	1.000	Quarterly	1.641	USD	5,100,000	(86,177)	1,417	6,704	—	—	(91,464)
CenturyLink, Inc.	JPMorgan	06/20/2020	1.000	Quarterly	1.641	USD	8,025,000	(135,602)	2,229	—	(10,501)	—	(122,872)
Citigroup, Inc.	JPMorgan	06/20/2018	1.000	Quarterly	0.110	USD	38,985,000	252,550	10,829	176,295	—	87,084	—
Citigroup, Inc.	JPMorgan	06/20/2018	1.000	Quarterly	0.110	USD	26,185,000	169,630	7,273	108,978	—	67,925	—
Citigroup, Inc.	JPMorgan	06/20/2018	1.000	Quarterly	0.110	USD	12,965,000	83,989	3,602	51,131	—	36,460	—
CSC Holdings LLC	JPMorgan	06/20/2020	5.000	Quarterly	0.663	USD	8,025,000	928,942	11,145	866,785	—	73,302	—
CSC Holdings LLC	JPMorgan	06/20/2020	5.000	Quarterly	0.663	USD	5,105,000	590,934	7,091	580,381	—	17,644	—
DISH DBS Corp.	JPMorgan	06/20/2020	5.000	Quarterly	1.031	USD	8,025,000	846,325	11,145	778,839	—	78,631	—
DISH DBS Corp.	JPMorgan	06/20/2022	5.000	Quarterly	2.425	USD	13,300,000	1,484,823	18,472	1,569,436	—	—	(66,141)
Energy Transfer Equity LP	JPMorgan	06/20/2020	1.000	Quarterly	0.463	USD	8,025,000	114,932	2,229	31,668	—	85,493	—
Equinix, Inc.	JPMorgan	06/20/2020	1.000	Quarterly	0.555	USD	8,025,000	94,929	2,230	134,698	—	—	(37,539)
Freeport-McMoRan, Inc.	JPMorgan	06/20/2020	1.000	Quarterly	0.818	USD	8,025,000	38,988	2,230	—	(81,178)	122,396	—
Frontier Communications Corp.	JPMorgan	06/20/2019	5.000	Quarterly	8.877	USD	2,680,000	(161,206)	3,722	7,692	—	—	(165,176)
Frontier Communications Corp.	JPMorgan	06/20/2019	5.000	Quarterly	8.877	USD	21,405,000	(1,287,544)	29,729	1,071,079	—	—	(2,328,894)
HD Supply, Inc.	JPMorgan	06/20/2020	5.000	Quarterly	0.350	USD	8,025,000	997,300	11,146	987,523	—	20,923	—
Hertz Corp. (The)	JPMorgan	06/20/2019	5.000	Quarterly	4.145	USD	21,405,000	296,493	29,730	267,068	—	59,155	—
Hertz Corp. (The)	JPMorgan	06/20/2019	5.000	Quarterly	4.145	USD	1,610,000	22,301	2,236	—	(22,949)	47,486	—
Hess Corp.	JPMorgan	06/20/2022	1.000	Quarterly	1.257	USD	12,320,000	(141,401)	3,422	—	(490,182)	352,203	—
International Paper Co.	JPMorgan	06/20/2022	1.000	Quarterly	0.482	USD	5,375,000	126,219	1,493	145,299	—	—	(17,587)
International Paper Co.	JPMorgan	06/20/2022	1.000	Quarterly	0.482	USD	6,915,000	162,382	1,921	186,855	—	—	(22,552)
iStar, Inc.	JPMorgan	06/20/2020	5.000	Quarterly	1.286	USD	8,025,000	789,948	11,146	692,577	—	108,517	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	4.758	USD	2,500,000	(299,028)	1,041	—	(286,626)	—	(11,361)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	4.758	USD	2,000,000	(239,223)	834	—	(224,108)	—	(14,281)
Markit CMBX North America Index, Series 6 BBB-	JPMorgan	05/11/2063	3.000	Monthly	6.769	USD	2,000,000	(302,819)	833	—	(285,623)	—	(16,363)
Markit CMBX North America Index, Series 7 BBB-	JPMorgan	01/17/2047	3.000	Monthly	5.248	USD	5,000,000	(554,541)	2,083	—	(431,710)	—	(120,748)
MGM Resorts International	JPMorgan	06/20/2020	5.000	Quarterly	0.503	USD	8,025,000	965,194	11,146	946,929	—	29,411	—
Navient Corp.	JPMorgan	06/20/2020	5.000	Quarterly	1.249	USD	13,380,000	1,330,388	18,583	1,087,562	—	261,409	—
Navient Corp.	JPMorgan	06/20/2020	5.000	Quarterly	1.249	USD	4,575,000	454,897	6,354	400,677	—	60,574	—
NRG Energy, Inc.	JPMorgan	06/20/2020	5.000	Quarterly	0.776	USD	8,025,000	903,964	11,146	783,426	—	131,684	—
Pactiv Corp.	JPMorgan	06/20/2020	5.000	Quarterly	0.648	USD	8,025,000	932,354	11,145	876,142	—	67,357	—
Pactiv Corp.	JPMorgan	06/20/2020	5.000	Quarterly	0.648	USD	5,105,000	593,105	7,090	580,381	—	19,814	—
Plains All American Pipeline LP	JPMorgan	06/20/2021	1.000	Quarterly	1.113	USD	2,540,000	(10,217)	706	—	(307,018)	297,507	—
Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2017	43

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2017 (Unaudited)
Credit default swap contracts - sell protection (continued)
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Plains All American Pipeline LP	JPMorgan	06/20/2021	1.000	Quarterly	1.113	USD	2,595,000	(10,438)	721	—	(255,463)	245,746	—
Plains All American Pipeline LP	JPMorgan	06/20/2021	1.000	Quarterly	1.113	USD	2,600,000	(10,458)	721	—	(220,219)	210,482	—
Rite Aid Corp.	JPMorgan	06/20/2020	5.000	Quarterly	3.766	USD	4,575,000	143,698	6,354	400,934	—	—	(250,882)
Rite Aid Corp.	JPMorgan	06/20/2020	5.000	Quarterly	3.766	USD	5,350,000	168,041	7,430	446,759	—	—	(271,288)
Rite Aid Corp.	JPMorgan	06/20/2020	5.000	Quarterly	3.766	USD	8,025,000	252,061	11,146	829,548	—	—	(566,341)
Sherwin-Williams Co. (The)	JPMorgan	06/20/2022	1.000	Quarterly	0.597	USD	13,380,000	243,211	3,717	115,217	—	131,711	—
Southern Co. (The)	JPMorgan	06/20/2022	1.000	Quarterly	0.639	USD	25,700,000	417,552	7,139	401,018	—	23,673	—
Southern Co. (The)	JPMorgan	06/20/2022	1.000	Quarterly	0.639	USD	13,405,000	217,793	3,724	209,733	—	11,784	—
Sprint Communications, Inc.	JPMorgan	06/20/2020	5.000	Quarterly	0.889	USD	8,025,000	879,199	11,146	737,770	—	152,575	—
Targa Resources Partners LP/Finance Corp.	JPMorgan	06/20/2020	1.000	Quarterly	0.757	USD	13,380,000	86,116	3,717	52,799	—	37,034	—
TransDigm, Inc.	JPMorgan	06/20/2020	1.000	Quarterly	1.574	USD	13,380,000	(199,509)	3,716	—	(19,390)	—	(176,403)
United Rentals North America, Inc.	JPMorgan	06/20/2020	5.000	Quarterly	0.462	USD	8,025,000	974,748	11,145	893,737	—	92,156	—
United Rentals North America, Inc.	JPMorgan	06/20/2020	5.000	Quarterly	0.462	USD	5,105,000	620,073	7,091	577,387	—	49,777	—
Valeant Pharmaceuticals International, Inc.	JPMorgan	06/20/2019	5.000	Quarterly	1.891	USD	21,405,000	1,124,469	29,729	33,612	—	1,120,586	—
Weatherford International Ltd.	JPMorgan	06/20/2020	1.000	Quarterly	2.827	USD	8,025,000	(376,598)	2,229	—	(212,237)	—	(162,132)
Whiting Petroleum Corp.	JPMorgan	06/20/2020	5.000	Quarterly	3.493	USD	1,070,000	40,160	1,486	47,664	—	—	(6,018)
Whiting Petroleum Corp.	JPMorgan	06/20/2020	5.000	Quarterly	3.493	USD	13,380,000	502,182	18,584	857,270	—	—	(336,504)
Markit CMBX North America Index, Series 6 BBB-	Morgan Stanley	05/11/2063	3.000	Monthly	6.769	USD	2,300,000	(348,242)	958	—	(222,314)	—	(124,970)
Markit CMBX North America Index, Series 6 BBB-	Morgan Stanley	05/11/2063	3.000	Monthly	6.769	USD	8,500,000	(1,286,982)	3,542	—	(897,398)	—	(386,042)
Markit CMBX North America Index, Series 6 BBB-	Morgan Stanley	05/11/2063	3.000	Monthly	6.769	USD	11,000,000	(1,665,506)	4,584	—	(984,889)	—	(676,033)
Markit CMBX North America Index, Series 6 BBB-	Morgan Stanley	05/11/2063	3.000	Monthly	6.769	USD	16,000,000	(2,422,554)	6,667	—	(1,300,989)	—	(1,114,898)
Noble Energy, Inc.	Morgan Stanley	06/20/2021	1.000	Quarterly	0.930	USD	13,145,000	33,035	3,652	—	(684,938)	721,625	—
Noble Energy, Inc.	Morgan Stanley	12/20/2021	1.000	Quarterly	1.059	USD	13,020,000	(30,649)	3,617	—	(664,819)	637,787	—
Plains All American Pipeline LP	Morgan Stanley	06/20/2021	1.000	Quarterly	1.113	USD	5,060,000	(20,353)	1,405	—	(561,512)	542,564	—
Target Corp.	Morgan Stanley	12/20/2022	1.000	Quarterly	0.561	USD	15,816,000	344,864	4,394	303,182	—	46,076	—
Anadarko Petroleum Corp.	Morgan Stanley International	12/20/2020	1.000	Quarterly	0.569	USD	7,615,000	103,264	2,116	—	(795,986)	901,366	—
Anadarko Petroleum Corp.	Morgan Stanley International	12/20/2020	1.000	Quarterly	0.569	USD	10,210,000	138,454	2,836	—	(712,888)	854,178	—
Anadarko Petroleum Corp.	Morgan Stanley International	12/20/2020	1.000	Quarterly	0.569	USD	10,210,000	138,454	2,836	—	(595,358)	736,648	—
44	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2017 (Unaudited)
Credit default swap contracts - sell protection (continued)
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Bank of America Corp.	Morgan Stanley International	06/20/2018	1.000	Quarterly	0.106	USD	12,985,000	84,501	3,607	41,821	—	46,287	—
Bank of America Corp.	Morgan Stanley International	06/20/2018	1.000	Quarterly	0.106	USD	12,925,000	84,111	3,590	45,366	—	42,335	—
Canadian Natural Resources Ltd.	Morgan Stanley International	06/20/2021	1.000	Quarterly	0.568	USD	2,595,000	40,469	721	—	(144,402)	185,592	—
Enterprise Products Partners LP	Morgan Stanley International	06/20/2021	1.000	Quarterly	0.657	USD	15,570,000	192,209	4,324	—	(595,090)	791,623	—
Markit CMBX North America Index, Series 6 BBB-	Morgan Stanley International	05/11/2063	3.000	Monthly	6.769	USD	3,400,000	(514,793)	1,417	—	(257,456)	—	(255,920)
Markit CMBX North America Index, Series 6 BBB-	Morgan Stanley International	05/11/2063	3.000	Monthly	6.769	USD	9,000,000	(1,362,686)	3,750	—	(726,663)	—	(632,273)
Markit CMBX North America Index, Series 7 BBB-	Morgan Stanley International	01/17/2047	3.000	Monthly	5.248	USD	6,500,000	(720,904)	2,709	—	(729,376)	11,181	—
Noble Energy, Inc.	Morgan Stanley International	12/20/2021	1.000	Quarterly	1.059	USD	13,100,000	(30,837)	3,639	—	(905,578)	878,380	—
Plains All American Pipeline LP	Morgan Stanley International	06/20/2021	1.000	Quarterly	1.113	USD	7,665,000	(30,832)	2,129	—	(834,615)	805,912	—
Plains All American Pipeline LP	Morgan Stanley International	06/20/2021	1.000	Quarterly	1.113	USD	5,075,000	(20,414)	1,410	—	(656,636)	637,632	—
Total									855,439	36,699,807	(25,347,100)	20,441,186	(12,311,850)

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 21	Morgan Stanley	12/20/2018	5.000	Quarterly	2.528	USD	224,031,850	(1,042,114)	8,000,852	—	—	(1,042,114)
Markit CDX North America Investment Grade Index, Series 28	Morgan Stanley	06/20/2024	1.000	Quarterly	0.801	USD	102,760,000	816,393	463,098	—	816,393	—
Markit CDX North America Investment Grade Index, Series 28	Morgan Stanley	06/20/2027	1.000	Quarterly	1.030	USD	17,940,000	90,684	—	(129,926)	90,684	—
Total								(135,037)	8,463,950	(129,926)	907,077	(1,042,114)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2017	45

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	Valuation based on significant unobservable inputs.
(b)	Variable rate security.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2017, the value of these securities amounted to $1,302,837,560, which represents 26.14% of net assets.
(d)	Represents a security purchased on a when-issued basis.
(e)	Represents shares owned in the residual interest of an asset-backed securitization.
(f)	Zero coupon bond.
(g)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2017, the value of these securities amounted to $10,940,000, which represents 0.22% of net assets.
(h)	Represents a variable rate security where the coupon rate adjusts periodically using the weighted average coupon of the underlying mortgages.
(i)	Represents a step bond where the coupon rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter.
(j)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At September 30, 2017, the value of these securities amounted to $2,441,681, which represents 0.05% of net assets.
(k)	Represents a security purchased on a forward commitment basis.
(l)	Principal and interest may not be guaranteed by the government.
(m)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At September 30, 2017, the value of these securities amounted to $2,379,731, which represents 0.05% of net assets.
(n)	Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at September 30, 2017:

Security description	Principal amount ($)	Settlement date	Proceeds receivable ($)	Value ($)
Federal National Mortgage Association
10/12/2047 3.500%	(44,000,000)	09/07/2017	(45,375,000)	(45,359,530)

(o)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(p)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(q)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of September 30, 2017. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
(r)	The rate shown is the seven-day current annualized yield at September 30, 2017.
(s)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	21,676,210	1,388,011,008	(1,379,991,926)	29,695,292	(9,252)	0	300,073	29,695,292

(t)	At September 30, 2017, cash or short-term securities were designated to cover open put and/or call options written.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment In Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
USD	US Dollar
46	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2017 (Unaudited)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Agency	—	165,423,946	19,425,158	—	184,849,104
Asset-Backed Securities — Non-Agency	—	821,483,394	35,469,981	—	856,953,375
Commercial Mortgage-Backed Securities - Agency	—	38,247,946	—	—	38,247,946
Commercial Mortgage-Backed Securities - Non-Agency	—	180,583,950	—	—	180,583,950
Corporate Bonds & Notes	—	1,810,584,343	—	—	1,810,584,343
Foreign Government Obligations	—	39,333,456	—	—	39,333,456
Municipal Bonds	—	61,212,937	—	—	61,212,937
Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2017	47

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Preferred Debt	15,902,473	—	—	—	15,902,473
Preferred Stocks
Financials	2,755,250	—	—	—	2,755,250
Residential Mortgage-Backed Securities - Agency	—	1,158,061,383	—	—	1,158,061,383
Residential Mortgage-Backed Securities - Non-Agency	—	238,744,994	35,549,728	—	274,294,722
Senior Loans	—	3,371,020	—	—	3,371,020
U.S. Government & Agency Obligations	—	46,627,421	—	—	46,627,421
U.S. Treasury Obligations	767,213,473	67,968,843	—	—	835,182,316
Options Purchased Calls	—	25,350	—	—	25,350
Options Purchased Puts	—	513,864	—	—	513,864
Money Market Funds	—	—	—	29,695,292	29,695,292
Total Investments	785,871,196	4,632,182,847	90,444,867	29,695,292	5,538,194,202
Forward Sale Commitments	—	(45,359,530)	—	—	(45,359,530)
Derivatives
Asset
Futures Contracts	1,181,362	—	—	—	1,181,362
Swap Contracts	—	21,539,315	—	—	21,539,315
Liability
Futures Contracts	(1,700,162)	—	—	—	(1,700,162)
Options Contracts Written	—	(323,496)	—	—	(323,496)
Swap Contracts	—	(19,121,170)	—	—	(19,121,170)
Total	785,352,396	4,588,917,966	90,444,867	29,695,292	5,494,410,521
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, management concluded that the market input(s) were generally unobservable.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between Levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Investments in securities	Balance as of 12/31/2016 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 09/30/2017 ($)
Asset-Backed Securities — Agency	—	—	—	(259,842)	19,685,000	—	—	—	19,425,158
Asset-Backed Securities — Non-Agency	5,529,347	—	—	(1,352,972)	24,846,451	—	6,447,155	—	35,469,981
Residential Mortgage-Backed Securities — Non-Agency	12,141,574	74,248	17,059	500,432	36,349,929	(7,061,803)	—	(6,471,711)	35,549,728
Total	17,670,921	74,248	17,059	(1,112,382)	80,881,380	(7,061,803)	6,447,155	(6,471,711)	90,444,867
(a) Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2017 was $(1,112,382), which is comprised of Asset-Backed Securities — Agency $(259,842), Asset-Backed Securities — Non-Agency of $(1,352,972) and Residential Mortgage-Backed Securities — Non-Agency of $500,432.
48	Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.
Columbia Variable Portfolio – Intermediate Bond Fund | Quarterly Report 2017	49

Portfolio of Investments
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Foreign Government Obligations(a) 0.6%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Greece 0.1%
Hellenic Republic Government Bond(b)
10/15/2042	0.000%	EUR	12,871,600	63,438
Italy 0.3%
Italy Buoni Poliennali Del Tesoro(c)
03/01/2047	2.700%	EUR	350,000	370,313
Spain 0.2%
Spain Government Bond(c)
10/31/2044	5.150%	EUR	167,000	286,885
Total Foreign Government Obligations (Cost $1,053,363)				720,636

Inflation-Indexed Bonds(a) 98.0%

Australia 1.1%
Australia Government Bond(c)
02/21/2022	1.250%	AUD	432,504	348,303
09/20/2030	2.500%	AUD	343,400	315,736
08/21/2035	2.000%	AUD	286,222	252,290
Australia Government Index-Linked Bond(c)
08/20/2020	4.000%	AUD	50,227	43,397
09/20/2025	3.000%	AUD	519,075	472,470
Total				1,432,196
Canada 2.3%
Canadian Government Real Return Bond
12/01/2021	4.250%	CAD	258,989	242,617
12/01/2026	4.250%	CAD	527,090	564,905
12/01/2031	4.000%	CAD	549,383	637,586
12/01/2036	3.000%	CAD	322,860	361,160
12/01/2041	2.000%	CAD	351,741	352,920
12/01/2044	1.500%	CAD	439,932	407,801
12/01/2047	1.250%	CAD	359,608	318,776
Total				2,885,765
Denmark 0.2%
Denmark Government Bond
11/15/2023	0.100%	DKK	1,665,268	284,349
France 6.9%
France Government Bond OAT(c)
07/25/2019	1.300%	EUR	59,215	74,038
07/25/2020	2.250%	EUR	672,819	888,331
07/25/2021	0.100%	EUR	86,668	108,743
07/25/2023	2.100%	EUR	1,380,805	1,958,055
03/01/2025	0.100%	EUR	338,658	429,913
07/25/2027	1.850%	EUR	37,853	56,223
07/25/2029	3.400%	EUR	531,027	930,647
07/25/2030	0.700%	EUR	436,244	591,324
07/25/2032	3.150%	EUR	669,194	1,217,834
07/25/2047	0.100%	EUR	313,016	377,008
Inflation-Indexed Bonds(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
French Republic Government Bond OAT(c)
07/25/2022	1.100%	EUR	801,146	1,068,220
07/25/2024	0.250%	EUR	20,554	26,640
07/25/2040	1.800%	EUR	563,115	963,397
Total				8,690,373
Germany 3.0%
Deutsche Bundesrepublik Inflation-Linked Bond(c)
04/15/2020	1.750%	EUR	753,671	968,203
04/15/2023	0.100%	EUR	544,726	695,617
04/15/2026	0.100%	EUR	1,340,748	1,742,543
04/15/2046	0.100%	EUR	313,308	417,417
Total				3,823,780
Italy 9.5%
Italy Buoni Poliennali Del Tesoro(c)
04/23/2020	1.650%	EUR	1,526,617	1,907,143
10/27/2020	1.250%	EUR	382,202	476,181
05/15/2022	0.100%	EUR	311,060	373,064
09/15/2023	2.600%	EUR	2,159,925	2,935,310
09/15/2024	2.350%	EUR	2,048,691	2,737,233
09/15/2026	3.100%	EUR	1,201,659	1,703,369
09/15/2032	1.250%	EUR	85,901	101,097
09/15/2035	2.350%	EUR	278,169	383,680
09/15/2041	2.550%	EUR	1,005,768	1,385,490
Total				12,002,567
Japan 5.2%
Japanese Government CPI-Linked Bond
09/10/2023	0.100%	JPY	723,100	6,647
03/10/2024	0.100%	JPY	102,700	946
09/10/2024	0.100%	JPY	298,301,400	2,757,432
03/10/2025	0.100%	JPY	188,188,000	1,740,142
03/10/2026	0.100%	JPY	153,770,702	1,424,965
03/10/2027	0.100%	JPY	72,544,374	673,720
Total				6,603,852
New Zealand 1.5%
New Zealand Government Bond(c)
09/20/2030	3.000%	NZD	1,722,103	1,394,834
09/20/2035	2.500%	NZD	556,898	421,975
New Zealand Government Bond
09/20/2040	2.500%	NZD	155,309	113,629
Total				1,930,438
Spain 1.9%
Spain Government Inflation-Linked Bond(c)
11/30/2019	0.550%	EUR	896,567	1,106,236
11/30/2027	0.650%	EUR	786,505	954,926
11/30/2030	1.000%	EUR	156,595	192,151

50	Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, September 30, 2017 (Unaudited)
Inflation-Indexed Bonds(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Spain Government Inflation-Linked Bond
11/30/2021	0.300%	EUR	111,313	139,225
Total				2,392,538
Sweden 1.1%
Sweden Inflation-Linked Bond
12/01/2020	4.000%	SEK	13,202	1,949
06/01/2022	0.250%	SEK	2,588,352	350,394
06/01/2025	1.000%	SEK	3,089,517	453,345
12/01/2028	3.500%	SEK	2,904,852	548,039
Total				1,353,727
United Kingdom 21.1%
United Kingdom Gilt Inflation-Linked(c)
04/16/2020	2.500%	GBP	1,292,256	1,968,624
11/22/2056	0.125%	GBP	153,280	377,942
United Kingdom Gilt Inflation-Linked Bond(c)
03/22/2034	0.750%	GBP	1,216,084	2,338,183
01/26/2035	2.000%	GBP	734,132	1,679,581
11/22/2036	0.125%	GBP	194,135	356,163
11/22/2037	1.125%	GBP	829,740	1,812,652
03/22/2040	0.625%	GBP	327,649	693,927
11/22/2042	0.625%	GBP	218,324	484,876
03/22/2044	0.125%	GBP	354,552	722,443
03/22/2046	0.125%	GBP	269,907	565,660
11/22/2047	0.750%	GBP	1,229,498	3,036,450
03/22/2050	0.500%	GBP	488,878	1,192,601
03/22/2052	0.250%	GBP	603,100	1,432,135
11/22/2055	1.250%	GBP	790,756	2,529,208
03/22/2058	0.125%	GBP	695,247	1,759,334
03/22/2062	0.375%	GBP	601,651	1,762,457
11/22/2065	0.125%	GBP	722,920	2,092,278
03/22/2068	0.125%	GBP	606,121	1,839,796
Total				26,644,310
United States 44.2%
U.S. Treasury Inflation-Indexed Bond
04/15/2019	0.125%		3,232,271	3,245,031
04/15/2020	0.125%		2,295,501	2,307,291
07/15/2020	1.250%		5,612	5,848
07/15/2021	0.625%		2,003,873	2,059,708
04/15/2022	0.125%		8,565,826	8,568,054
07/15/2022	0.125%		63,869	64,187
01/15/2023	0.125%		2,224,971	2,220,040
07/15/2023	0.375%		2,740,147	2,776,261
01/15/2024	0.625%		130,091	132,887
07/15/2024	0.125%		1,597,957	1,582,568
Inflation-Indexed Bonds(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
01/15/2025	0.250%	2,898,996	2,871,613
01/15/2025	2.375%	1,071,386	1,224,539
07/15/2025	0.375%	1,465,795	1,466,878
01/15/2026	0.625%	2,122,253	2,151,771
01/15/2026	2.000%	1,177,849	1,325,048
07/15/2026	0.125%	148,080	144,071
01/15/2027	0.375%	192,542	190,306
01/15/2027	2.375%	1,754,028	2,050,720
07/15/2027	0.375%	940,667	931,654
01/15/2028	1.750%	1,980,574	2,217,365
04/15/2028	3.625%	1,627,002	2,129,677
01/15/2029	2.500%	2,553,958	3,084,323
04/15/2032	3.375%	677,143	933,469
02/15/2041	2.125%	637,157	806,278
02/15/2042	0.750%	4,083,108	3,947,225
02/15/2043	0.625%	311,963	291,773
02/15/2044	1.375%	1,628,027	1,797,603
02/15/2045	0.750%	1,642,473	1,568,316
02/15/2046	1.000%	816,165	828,743
02/15/2047	0.875%	608,448	600,018
U.S. Treasury Inflation-Indexed Bond(d)
02/15/2040	2.125%	1,923,087	2,420,569
Total			55,943,834
Total Inflation-Indexed Bonds (Cost $119,663,884)			123,987,729

Options Purchased Calls 0.0%
Value ($)
(Cost $39,508)	3,750

Options Purchased Puts 0.2%

(Cost $360,293)	309,743

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(e),(f),(g)	819,300	819,300
Total Money Market Funds (Cost $819,300)		819,300
Total Investments (Cost $121,936,348)		125,841,158
Other Assets & Liabilities, Net		649,019
Net Assets		$126,490,177

At September 30, 2017, securities and/or cash totaling $1,388,802 were pledged as collateral.
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2017	51

Portfolio of Investments   (continued)
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, September 30, 2017 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
56,000 CAD	44,410 USD	Citi	10/04/2017	—	(471)
1,834,612 EUR	2,174,870 USD	Citi	10/04/2017	6,422	—
3,522,519 USD	2,981,000 EUR	Citi	10/04/2017	920	—
518,200 USD	431,000 EUR	Citi	10/04/2017	—	(8,773)
3,019,000 EUR	3,573,551 USD	Citi	11/06/2017	—	(1,267)
3,750,000 AUD	2,958,831 USD	Deutsche Bank	10/04/2017	17,370	—
3,713,616 CAD	2,958,682 USD	Deutsche Bank	10/04/2017	—	(17,590)
1,751,471 DKK	281,191 USD	Deutsche Bank	10/04/2017	2,998	—
22,675,412 EUR	27,077,867 USD	Deutsche Bank	10/04/2017	276,315	—
364,000 GBP	494,480 USD	Deutsche Bank	10/04/2017	6,704	—
21,268,879 GBP	27,492,260 USD	Deutsche Bank	10/04/2017	—	(1,008,982)
744,771,248 JPY	6,767,292 USD	Deutsche Bank	10/04/2017	148,239	—
2,349,130 NZD	1,696,923 USD	Deutsche Bank	10/04/2017	181	—
11,106,000 SEK	1,394,982 USD	Deutsche Bank	10/04/2017	31,352	—
1,470,315 USD	1,875,000 AUD	Deutsche Bank	10/04/2017	415	—
1,471,219 USD	1,875,000 AUD	Deutsche Bank	10/04/2017	—	(488)
3,027,500 USD	3,752,616 CAD	Deutsche Bank	10/04/2017	—	(19,972)
276,025 USD	1,751,471 DKK	Deutsche Bank	10/04/2017	2,168	—
24,129,323 USD	20,575,800 EUR	Deutsche Bank	10/04/2017	190,560	—
28,479,338 USD	21,274,879 GBP	Deutsche Bank	10/04/2017	29,944	—
4,618,312 USD	522,541,248 JPY	Deutsche Bank	10/04/2017	25,701	—
1,585,142 USD	2,205,130 NZD	Deutsche Bank	10/04/2017	7,590	—
104,051 USD	144,000 NZD	Deutsche Bank	10/04/2017	—	(42)
1,358,977 USD	11,106,000 SEK	Deutsche Bank	10/04/2017	4,653	—
1,875,000 AUD	1,469,732 USD	Deutsche Bank	11/06/2017	—	(369)
3,752,616 CAD	3,028,131 USD	Deutsche Bank	11/06/2017	19,906	—
1,751,471 DKK	276,544 USD	Deutsche Bank	11/06/2017	—	(2,192)
20,575,800 EUR	24,171,956 USD	Deutsche Bank	11/06/2017	—	(191,989)
21,138,879 GBP	28,331,799 USD	Deutsche Bank	11/06/2017	—	(25,865)
522,541,248 JPY	4,625,049 USD	Deutsche Bank	11/06/2017	—	(26,542)
144,000 NZD	103,982 USD	Deutsche Bank	11/06/2017	44	—
2,541,130 NZD	1,825,813 USD	Deutsche Bank	11/06/2017	—	(8,353)
11,106,000 SEK	1,361,444 USD	Deutsche Bank	11/06/2017	—	(4,752)
130,279 USD	110,000 EUR	Deutsche Bank	11/06/2017	—	(28)
1,826,664 USD	1,360,000 GBP	Deutsche Bank	11/06/2017	—	(2,233)
Total				771,482	(1,319,908)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
90-Day Sterling	53	12/2019	GBP	6,552,125	—	(51,241)
Australian 10-Year Bond	10	12/2017	AUD	1,270,419	—	(11,835)
Euro-Buxl 30-Year	16	12/2017	EUR	2,645,634	—	(56,436)
Euro-OAT	11	12/2017	EUR	1,754,774	—	(12,366)
Long Gilt	21	12/2017	GBP	2,650,052	—	(109,660)
U.S. Treasury 10-Year Note	8	12/2017	USD	1,007,778	—	(11,260)
U.S. Treasury 5-Year Note	6	12/2017	USD	707,136	—	(39)
U.S. Treasury Ultra 10-Year Note	25	12/2017	USD	3,395,805	—	(37,702)
Total					—	(290,539)

52	Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, September 30, 2017 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
90-Day Euro$	(53)	03/2019	USD	(12,996,925)	13,933	—
90-Day Euro$	(1)	03/2019	USD	(245,225)	93	—
Canadian Government 10-Year Bond	(3)	12/2017	CAD	(409,913)	6,597	—
Euro-BTP	(22)	12/2017	EUR	(3,008,889)	29,420	—
Euro-Bund	(33)	12/2017	EUR	(5,326,416)	53,317	—
Japanese 10-Year Government Bond	(3)	12/2017	JPY	(452,779,353)	19,065	—
Short Term Euro-BTP	(7)	12/2017	EUR	(802,234)	—	(933)
U.S. Long Bond	(28)	12/2017	USD	(4,324,551)	61,671	—
U.S. Treasury 2-Year Note	(92)	12/2017	USD	(19,883,224)	48,370	—
U.S. Ultra Bond	(23)	12/2017	USD	(3,860,843)	59,128	—
Total					291,594	(933)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
U.S. Treasury 10-Year Note	JPMorgan	USD	5,012,500	40	127.50	10/2017	22,557	2,500
U.S. Treasury 10-Year Note	JPMorgan	USD	5,012,500	40	128.50	10/2017	16,951	1,250
Total							39,508	3,750

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	4,100,000	4,100,000	2.95	08/2022	187,317	179,561
10-Year OTC interest rate swap with Deutsche Bank to receive 6-Month JPY LIBOR BBA and pay exercise rate	Deutsche Bank	JPY	395,875,000	395,875,000	1.10	06/2022	53,851	44,192
30-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	865,000	865,000	3.04	06/2019	36,069	32,958
30-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	860,000	860,000	3.54	06/2019	16,448	13,246
30-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	400,000	400,000	2.68	01/2021	53,487	39,754
EUR Put/USD Call	Deutsche Bank	EUR	2,235,000	2,235,000	1.13	10/2017	13,121	32
Total							360,293	309,743

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
EUR Call/USD Put	Deutsche Bank	EUR	(2,235,000)	(2,235,000)	1.19	10/2017	(15,575)	(8,963)
U.S. Treasury 10-Year Note	JPMorgan	USD	(5,012,500)	(40)	129.00	10/2017	(9,318)	(1,250)
U.S. Treasury 10-Year Note	JPMorgan	USD	(5,012,500)	(40)	129.50	10/2017	(8,390)	(1,250)
Total							(33,283)	(11,463)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(5,750,000)	(5,750,000)	2.65	08/2018	(73,237)	(74,508)
U.S. Treasury 10-Year Note	JPMorgan	USD	(10,025,000)	(80)	125.50	10/2017	(15,493)	(51,250)
Total							(88,730)	(125,758)

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2017	53

Portfolio of Investments   (continued)
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, September 30, 2017 (Unaudited)
Interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 3.012%	UK Retail Price Index All Items Monthly	Receives Quarterly, Pays Quarterly	Deutsche Bank	07/13/2021	GBP	1,125,000	(42,284)	—	—	—	—	(42,284)
UK Retail Price Index All Items Monthly	Fixed rate of 3.270%	Receives At maturity, Pays At maturity	Deutsche Bank	12/12/2021	GBP	1,155,000	(65,155)	—	—	—	—	(65,155)
UK Retail Price Index All Items Monthly	Fixed rate of 3.310%	Receives At maturity, Pays At maturity	Deutsche Bank	07/02/2023	GBP	2,170,000	(151,083)	—	—	—	—	(151,083)
UK Retail Price Index All Items Monthly	Fixed rate of 3.029%	Receives Quarterly, Pays Quarterly	Deutsche Bank	07/13/2026	GBP	320,000	20,883	—	—	—	20,883	—
Eurostat Eurozone HICP ex-Tobacco NSA	Fixed rate of 1.470%	Receives Annually, Pays Annually	Deutsche Bank	03/15/2027	EUR	270,000	(1,563)	—	—	—	—	(1,563)
Fixed rate of 1.970%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives Quarterly, Pays Quarterly	Deutsche Bank	03/15/2047	EUR	270,000	7,430	—	—	—	7,430	—
Total							(231,770)	—	—	—	28,313	(260,085)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 1.436%	U.S. CPI Urban Consumers NSA	Receives Quarterly, Pays Quarterly	Goldman Sachs	04/01/2018	USD	6,415,000	(1,789)	101	—	—	(1,789)
Fixed rate of 1.414%	3-Month CAD Canada Bankers’ Acceptances	Receives Semi annually, Pays Semi annually	Goldman Sachs	06/30/2019	CAD	6,805,000	(36,718)	75	—	—	(36,718)
Fixed rate of 1.449%	3-Month CAD Canada Bankers’ Acceptances	Receives Semi annually, Pays Semi annually	Goldman Sachs	07/05/2019	CAD	6,795,000	(34,446)	77	—	—	(34,446)
Fixed rate of 1.841%	3-Month CAD Canada Bankers’ Acceptances	Receives Semi annually, Pays Semi annually	Goldman Sachs	09/07/2019	CAD	8,195,000	(4,712)	110	—	—	(4,712)
Fixed rate of 1.680%	3-Month USD LIBOR	Receives Semi annually, Pays Quarterly	Goldman Sachs	09/30/2019	USD	1,500,000	(2,700)	25	—	—	(2,700)
Fixed rate of 1.639%	3-Month USD LIBOR	Receives Semi annually, Pays Quarterly	Goldman Sachs	09/30/2019	USD	3,900,000	(9,764)	62	—	—	(9,764)
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.545%	Receives Annually, Pays Annually	Goldman Sachs	02/28/2022	USD	1,700,000	13,339	30	—	13,339	—
Fixed rate of 3.370%	UK Retail Price Index All Items Monthly	Receives Quarterly, Pays Quarterly	Goldman Sachs	06/15/2022	GBP	1,820,000	(10,668)	46	—	—	(10,668)
54	Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, September 30, 2017 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Eurostat Eurozone HICP ex Tobacco NSA	Fixed rate of 1.256%	Receives Quarterly, Pays Quarterly	Goldman Sachs	08/15/2022	EUR	1,060,000	2,209	26	—	2,209	—
Fixed rate of 3.395%	UK Retail Price Index All Items Monthly	Receives Quarterly, Pays Quarterly	Goldman Sachs	08/15/2022	GBP	1,740,000	(5,170)	46	—	—	(5,170)
Fixed rate of 3.368%	UK Retail Price Index All Items Monthly	Receives Quarterly, Pays Quarterly	Goldman Sachs	09/15/2022	GBP	1,705,000	48	49	—	48	—
Eurostat Eurozone HICP ex Tobacco NSA	Fixed rate of 1.300%	Receives Monthly, Pays Monthly	Goldman Sachs	09/29/2022	EUR	1,030,000	(257)	26	—	—	(257)
3-Month USD LIBOR	Fixed rate of 2.229%	Receives Quarterly, Pays Semi annually	Goldman Sachs	05/15/2027	USD	3,000,000	22,866	62	—	22,866	—
3-Month USD LIBOR	Fixed rate of 2.170%	Receives Quarterly, Pays Semi annually	Goldman Sachs	05/15/2027	USD	700,000	8,875	14	—	8,875	—
3-Month USD LIBOR	Fixed rate of 2.171%	Receives Quarterly, Pays Semi annually	Goldman Sachs	08/24/2027	USD	200,000	2,231	4	—	2,231	—
3-Month NZD-LIBOR	Fixed rate of 3.055%	Receives Quarterly, Pays Semi annually	Goldman Sachs	09/08/2027	NZD	1,090,425	13,263	16	—	13,263	—
3-Month NZD-LIBOR	Fixed rate of 3.067%	Receives Quarterly, Pays Semi annually	Goldman Sachs	09/08/2027	NZD	537,075	6,147	8	—	6,147	—
3-Month NZD LIBOR	Fixed rate of 3.070%	Receives Quarterly, Pays Semi annually	Goldman Sachs	09/08/2027	NZD	542,500	6,106	8	—	6,106	—
Fixed rate of 1.729%	3-Month USD LIBOR	Receives Semi annually, Pays Quarterly	Goldman Sachs	08/31/2046	USD	115,000	(146)	—	(20,409)	—	(146)
Fixed rate of 1.832%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives Quarterly, Pays Quarterly	Goldman Sachs	05/15/2047	EUR	365,000	(9,787)	17	—	—	(9,787)
Fixed rate of 1.750%	Eurostat Eurozone HICP ex-Tobacco NSA	Receives Quarterly, Pays Quarterly	Goldman Sachs	06/15/2047	EUR	355,000	(21,984)	16	—	—	(21,984)
Fixed rate of 1.861%	Eurostat Eurozone HICP ex Tobacco NSA	Receives Quarterly, Pays Quarterly	Goldman Sachs	07/15/2047	EUR	350,000	(6,879)	17	—	—	(6,879)
UK Retail Price Index All Items Monthly	Fixed rate of 3.486%	Receives Quarterly, Pays Quarterly	Goldman Sachs	08/15/2047	GBP	180,000	(371)	10	—	—	(371)
Total							(70,307)	845	(20,409)	75,084	(145,391)
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Zero coupon bond.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2017, the value of these securities amounted to $57,320,546, which represents 45.32% of net assets.
(d)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(e)	The rate shown is the seven-day current annualized yield at September 30, 2017.
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2017	55

Portfolio of Investments   (continued)
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, September 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	2,181,808	43,006,277	(44,368,785)	819,300	62	193	11,271	819,300

(g)	At September 30, 2017, cash or short-term securities were designated to cover open put and/or call options written.
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing
56	Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Foreign Government Obligations	—	720,636	—	—	720,636
Inflation-Indexed Bonds	—	123,987,729	—	—	123,987,729
Options Purchased Calls	3,750	—	—	—	3,750
Options Purchased Puts	—	309,743	—	—	309,743
Money Market Funds	—	—	—	819,300	819,300
Total Investments	3,750	125,018,108	—	819,300	125,841,158
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	771,482	—	—	771,482
Futures Contracts	291,594	—	—	—	291,594
Swap Contracts	—	103,397	—	—	103,397
Liability
Forward Foreign Currency Exchange Contracts	—	(1,319,908)	—	—	(1,319,908)
Futures Contracts	(291,472)	—	—	—	(291,472)
Options Contracts Written	(53,750)	(83,471)	—	—	(137,221)
Swap Contracts	—	(405,476)	—	—	(405,476)
Total	(49,878)	124,084,132	—	819,300	124,853,554
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund | Quarterly Report 2017	57

Portfolio of Investments
Variable Portfolio – MFS® Blended Research® Core Equity Fund, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 99.6%
Issuer	Shares	Value ($)
Consumer Discretionary 11.3%
Automobiles 0.6%
General Motors Co.	262,523	10,600,679
Hotels, Restaurants & Leisure 1.8%
Carnival Corp.	163,219	10,539,051
Royal Caribbean Cruises Ltd.	180,782	21,429,898
Starbucks Corp.	54,410	2,922,361
Total		34,891,310
Internet & Direct Marketing Retail 2.9%
Amazon.com, Inc.(a)	25,444	24,460,589
Priceline Group, Inc. (The)(a)	16,761	30,686,374
Total		55,146,963
Media 3.5%
Charter Communications, Inc., Class A(a)	79,140	28,761,059
Comcast Corp., Class A	987,846	38,012,314
Total		66,773,373
Specialty Retail 2.5%
Best Buy Co., Inc.	422,551	24,068,505
Home Depot, Inc. (The)	51,474	8,419,088
Ross Stores, Inc.	224,695	14,508,556
Total		46,996,149
Total Consumer Discretionary		214,408,474
Consumer Staples 9.5%
Food & Staples Retailing 2.0%
Costco Wholesale Corp.	134,754	22,138,735
Wal-Mart Stores, Inc.	194,230	15,177,132
Total		37,315,867
Food Products 3.2%
Archer-Daniels-Midland Co.	517,614	22,003,771
Bunge Ltd.	138,287	9,605,415
Tyson Foods, Inc., Class A	416,943	29,373,634
Total		60,982,820
Household Products 2.0%
Procter & Gamble Co. (The)	417,821	38,013,355
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 2.3%
Altria Group, Inc.	150,290	9,531,392
Philip Morris International, Inc.	299,298	33,225,071
Total		42,756,463
Total Consumer Staples		179,068,505
Energy 5.7%
Energy Equipment & Services 1.2%
Schlumberger Ltd.	313,118	21,843,111
Oil, Gas & Consumable Fuels 4.5%
EOG Resources, Inc.	263,118	25,454,035
Exxon Mobil Corp.	192,382	15,771,476
Phillips 66	335,642	30,748,164
Valero Energy Corp.	183,893	14,146,889
Total		86,120,564
Total Energy		107,963,675
Financials 16.0%
Banks 7.4%
Bank of America Corp.	1,844,767	46,746,396
Citigroup, Inc.	610,490	44,407,043
JPMorgan Chase & Co.	331,006	31,614,383
Wells Fargo & Co.	319,297	17,609,229
Total		140,377,051
Consumer Finance 2.1%
Discover Financial Services	420,582	27,119,127
Synchrony Financial	415,216	12,892,457
Total		40,011,584
Diversified Financial Services 0.6%
Berkshire Hathaway, Inc., Class B(a)	62,598	11,475,466
Insurance 4.9%
Allstate Corp. (The)	95,913	8,815,364
Chubb Ltd.	62,268	8,876,303
MetLife, Inc.	535,642	27,826,602
Prudential Financial, Inc.	255,488	27,163,484
Xl Group Ltd.	511,929	20,195,599
Total		92,877,352

58	Variable Portfolio – MFS® Blended Research® Core Equity Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – MFS® Blended Research® Core Equity Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Mortgage Real Estate Investment Trusts (REITS) 1.0%
Annaly Capital Management Inc	1,507,516	18,376,620
Total Financials		303,118,073
Health Care 15.3%
Biotechnology 3.0%
Biogen, Inc.(a)	88,968	27,857,660
Celgene Corp.(a)	197,479	28,796,388
Total		56,654,048
Health Care Equipment & Supplies 3.3%
Abbott Laboratories	455,884	24,325,970
Medtronic PLC	388,358	30,202,602
Zimmer Biomet Holdings, Inc.	65,203	7,634,619
Total		62,163,191
Health Care Providers & Services 4.5%
CIGNA Corp.	62,748	11,730,111
HCA Healthcare, Inc.(a)	110,496	8,794,377
Humana, Inc.	90,583	22,068,736
McKesson Corp.	173,554	26,659,630
UnitedHealth Group, Inc.	84,344	16,518,773
Total		85,771,627
Pharmaceuticals 4.5%
Allergan PLC	58,721	12,034,869
Eli Lilly & Co.	399,454	34,169,295
Johnson & Johnson	196,026	25,485,340
Pfizer, Inc.	369,647	13,196,398
Total		84,885,902
Total Health Care		289,474,768
Industrials 9.5%
Aerospace & Defense 4.5%
Boeing Co. (The)	110,031	27,970,980
Northrop Grumman Corp.	58,193	16,743,290
Textron, Inc.	170,221	9,171,507
United Technologies Corp.	264,983	30,759,227
Total		84,645,004
Building Products 0.9%
Owens Corning	213,231	16,493,418
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 0.6%
Eaton Corp. PLC	138,191	10,611,687
Industrial Conglomerates —%
General Electric Co.	27,742	670,801
Machinery 0.4%
Ingersoll-Rand PLC	85,892	7,658,990
Road & Rail 1.7%
Union Pacific Corp.	282,775	32,793,417
Trading Companies & Distributors 1.4%
United Rentals, Inc.(a)	107,492	14,913,440
Univar, Inc.(a)	395,426	11,439,674
Total		26,353,114
Total Industrials		179,226,431
Information Technology 23.4%
Communications Equipment 2.2%
Cisco Systems, Inc.	1,220,156	41,033,846
Internet Software & Services 5.4%
Alphabet, Inc., Class A(a)	34,784	33,869,876
Alphabet, Inc., Class C(a)	16,079	15,421,530
Facebook, Inc., Class A(a)	315,711	53,945,539
Total		103,236,945
IT Services 3.6%
DXC Technology Co.	318,492	27,352,093
FleetCor Technologies, Inc.(a)	132,854	20,561,814
Global Payments, Inc.	145,815	13,856,799
International Business Machines Corp.	45,194	6,556,746
Total		68,327,452
Semiconductors & Semiconductor Equipment 3.5%
Broadcom Ltd.	75,221	18,244,101
Intel Corp.	915,036	34,844,571
NVIDIA Corp.	73,875	13,206,634
Total		66,295,306

Variable Portfolio – MFS® Blended Research® Core Equity Fund | Quarterly Report 2017	59

Portfolio of Investments   (continued)
Variable Portfolio – MFS® Blended Research® Core Equity Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 4.9%
Electronic Arts, Inc.(a)	197,845	23,357,581
Intuit, Inc.	207,725	29,526,031
Microsoft Corp.	427,337	31,832,333
Take-Two Interactive Software, Inc.(a)	77,482	7,920,985
Total		92,636,930
Technology Hardware, Storage & Peripherals 3.8%
Apple, Inc.	327,616	50,492,178
Hewlett Packard Enterprise Co.	1,097,771	16,148,211
NCR Corp.(a)	150,619	5,651,225
Total		72,291,614
Total Information Technology		443,822,093
Materials 2.4%
Chemicals 1.9%
Air Products & Chemicals, Inc.	143,069	21,634,894
Monsanto Co.	121,645	14,575,504
Total		36,210,398
Containers & Packaging 0.5%
Sealed Air Corp.	204,543	8,738,077
Total Materials		44,948,475
Real Estate 1.7%
Equity Real Estate Investment Trusts (REITS) 1.0%
Mid-America Apartment Communities, Inc.	184,747	19,745,759
Real Estate Management & Development 0.7%
Realogy Holdings Corp.	379,845	12,515,893
Total Real Estate		32,261,652
Common Stocks (continued)
Issuer	Shares	Value ($)
Telecommunication Services 1.1%
Diversified Telecommunication Services 0.3%
AT&T, Inc.	135,989	5,326,689
Wireless Telecommunication Services 0.8%
T-Mobile USA, Inc.(a)	243,528	15,015,937
Total Telecommunication Services		20,342,626
Utilities 3.7%
Electric Utilities 3.3%
Exelon Corp.	742,638	27,975,173
NextEra Energy, Inc.	185,846	27,235,731
PPL Corp.	178,949	6,791,115
Total		62,002,019
Independent Power and Renewable Electricity Producers 0.4%
AES Corp. (The)	654,552	7,213,163
Total Utilities		69,215,182
Total Common Stocks (Cost $1,598,481,185)		1,883,849,954

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(b),(c)	9,918,935	9,918,935
Total Money Market Funds (Cost $9,918,935)		9,918,935
Total Investments (Cost: $1,608,400,120)		1,893,768,889
Other Assets & Liabilities, Net		(1,128,055)
Net Assets		1,892,640,834

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	12,785,076	64,726,995	(67,593,136)	9,918,935	347	16	64,122	9,918,935
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
60	Variable Portfolio – MFS® Blended Research® Core Equity Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – MFS® Blended Research® Core Equity Fund, September 30, 2017 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	214,408,474	—	—	—	214,408,474
Consumer Staples	179,068,505	—	—	—	179,068,505
Energy	107,963,675	—	—	—	107,963,675
Financials	303,118,073	—	—	—	303,118,073
Health Care	289,474,768	—	—	—	289,474,768
Industrials	179,226,431	—	—	—	179,226,431
Information Technology	443,822,093	—	—	—	443,822,093
Materials	44,948,475	—	—	—	44,948,475
Variable Portfolio – MFS® Blended Research® Core Equity Fund | Quarterly Report 2017	61

Portfolio of Investments   (continued)
Variable Portfolio – MFS® Blended Research® Core Equity Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Real Estate	32,261,652	—	—	—	32,261,652
Telecommunication Services	20,342,626	—	—	—	20,342,626
Utilities	69,215,182	—	—	—	69,215,182
Total Common Stocks	1,883,849,954	—	—	—	1,883,849,954
Money Market Funds	—	—	—	9,918,935	9,918,935
Total Investments	1,883,849,954	—	—	9,918,935	1,893,768,889
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
62	Variable Portfolio – MFS® Blended Research® Core Equity Fund | Quarterly Report 2017

Portfolio of Investments
Variable Portfolio – Partners Small Cap Value Fund, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 97.1%
Issuer	Shares	Value ($)
Consumer Discretionary 9.9%
Auto Components 1.7%
Cooper Tire & Rubber Co.	73,391	2,744,823
Cooper-Standard Holding, Inc.(a)	11,051	1,281,584
Dana, Inc.	162,904	4,554,796
Modine Manufacturing Co.(a)	110,744	2,131,822
Motorcar Parts of America, Inc.(a)	65,060	1,916,668
Stoneridge, Inc.(a)	28,189	558,424
Tower International, Inc.	26,428	718,842
Total		13,906,959
Diversified Consumer Services 0.5%
American Public Education, Inc.(a)	8,660	182,293
Bridgepoint Education, Inc.(a)	19,539	187,574
Graham Holdings Co., Class B	3,285	1,922,053
K12, Inc.(a)	62,015	1,106,348
Regis Corp.(a)	18,650	266,136
Total		3,664,404
Hotels, Restaurants & Leisure 1.5%
Biglari Holdings, Inc.(a)	1,401	466,939
Bloomin’ Brands, Inc.	235,101	4,137,778
Buffalo Wild Wings, Inc.(a)	23,302	2,463,021
Cracker Barrel Old Country Store, Inc.	9,311	1,411,734
Del Frisco’s Restaurant Group, Inc.(a)	31,474	457,947
Fogo De Chao, Inc.(a)	5,883	72,949
J. Alexander’s Holdings, Inc.(a)	3,316	38,466
Jack in the Box, Inc.	15,946	1,625,216
Potbelly Corp.(a)	1,000	12,400
Red Lion Hotels Corp.(a)	30,622	264,880
Red Robin Gourmet Burgers, Inc.(a)	17,312	1,159,904
Total		12,111,234
Household Durables 0.6%
Bassett Furniture Industries, Inc.	3,500	131,950
CalAtlantic Group, Inc.	55,967	2,050,071
La-Z-Boy, Inc.	92,173	2,479,454
Libbey, Inc.	9,006	83,396
New Home Co., Inc. (The)(a)	9,278	103,542
Zagg, Inc.(a)	22,500	354,375
Total		5,202,788
Common Stocks (continued)
Issuer	Shares	Value ($)
Internet & Direct Marketing Retail —%
Lands’ End, Inc.(a)	12,000	158,400
Leisure Products 0.3%
Brunswick Corp.	44,423	2,486,356
Clarus Corp.(a)	3,414	25,605
Total		2,511,961
Media 1.6%
AMC Entertainment Holdings, Inc., Class A	176,935	2,600,944
Madison Square Garden Co. (The), Class A(a)	1,090	233,369
Meredith Corp.	44,439	2,466,365
MSG Networks, Inc., Class A(a)	18,600	394,320
Scholastic Corp.	38,100	1,417,320
Sinclair Broadcast Group, Inc., Class A	141,140	4,523,537
Time, Inc.	60,900	822,150
Townsquare Media, Inc., Class A(a)	12,008	120,080
tronc, Inc.(a)	13,170	191,360
Total		12,769,445
Multiline Retail 0.7%
Big Lots, Inc.	100,537	5,385,767
Specialty Retail 2.2%
Aaron’s, Inc.	40,900	1,784,467
Build-A-Bear Workshop, Inc.(a)	21,152	193,541
Caleres, Inc.	106,079	3,237,531
Cato Corp. (The), Class A	53,104	702,566
Chico’s FAS, Inc.	137,118	1,227,206
Citi Trends, Inc.	24,489	486,596
Conn’s, Inc.(a)	13,519	380,560
DSW, Inc., Class A	151,800	3,260,664
Express, Inc.(a)	62,690	423,784
Genesco, Inc.(a)	28,345	753,977
Group 1 Automotive, Inc.	10,980	795,611
Haverty Furniture Companies, Inc.	5,731	149,866
Hibbett Sports, Inc.(a)	10,800	153,900
Kirkland’s, Inc.(a)	94,116	1,075,746
Pier 1 Imports, Inc.	95,062	398,310
Rent-A-Center, Inc.	130,232	1,495,063
Shoe Carnival, Inc.	16,024	358,617

Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2017	63

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Tilly’s, Inc.	36,487	437,479
Zumiez, Inc.(a)	16,400	296,840
Total		17,612,324
Textiles, Apparel & Luxury Goods 0.8%
Crocs, Inc.(a)	156,947	1,522,386
Culp, Inc.	36,719	1,202,547
Deckers Outdoor Corp.(a)	31,208	2,134,939
Delta Apparel, Inc.(a)	1,600	34,416
Fossil Group, Inc.(a)	38,161	356,042
Perry Ellis International, Inc.(a)	36,728	868,985
Rocky Brands, Inc.	12,229	163,869
Vera Bradley, Inc.(a)	23,300	205,273
Total		6,488,457
Total Consumer Discretionary		79,811,739
Consumer Staples 2.2%
Food & Staples Retailing 0.4%
Andersons, Inc. (The)	2,429	83,193
Ingles Markets, Inc., Class A	10,877	279,539
Natural Grocers by Vitamin Cottage, Inc.(a)	14,400	80,352
Smart & Final Stores, Inc.(a)	24,244	190,315
SpartanNash Co.	67,619	1,783,113
SUPERVALU, Inc.(a)	23,142	503,339
Total		2,919,851
Food Products 1.6%
Dean Foods Co.	355,776	3,870,843
Flowers Foods, Inc.	151,415	2,848,116
Lancaster Colony Corp.	12,621	1,516,035
Omega Protein Corp.	32,668	543,922
Snyders-Lance, Inc.	53,629	2,045,410
TreeHouse Foods, Inc.(a)	35,726	2,419,722
Total		13,244,048
Household Products 0.2%
Energizer Holdings, Inc.	39,051	1,798,298
Total Consumer Staples		17,962,197
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 4.0%
Energy Equipment & Services 0.6%
Archrock, Inc.	39,682	498,009
Aspen Aerogels, Inc.(a)	10,500	45,675
C&J Energy Services, Inc.(a)	12,600	377,622
Exterran Corp.(a)	29,211	923,360
Matrix Service Co.(a)	22,800	346,560
Parker Drilling Co.(a)	33,625	36,987
Superior Energy Services, Inc.(a)	209,315	2,235,484
Total		4,463,697
Oil, Gas & Consumable Fuels 3.4%
Arch Coal, Inc.	18,610	1,335,081
Callon Petroleum Co.(a)	179,619	2,018,918
Carrizo Oil & Gas, Inc.(a)	90,664	1,553,074
Delek US Holdings, Inc.	90,546	2,420,295
Dorian LPG Ltd.(a)	3,700	25,234
Enerplus Corp.	726,420	7,169,765
Gener8 Maritime, Inc.(a)	45,200	203,852
Hallador Energy Co.	10,312	58,985
Newfield Exploration Co.(a)	72,536	2,152,143
PDC Energy, Inc.(a)	32,365	1,586,856
Renewable Energy Group, Inc.(a)	90,738	1,102,467
Scorpio Tankers, Inc.	517,532	1,775,135
SilverBow Resources, Inc.(a)	3,300	81,015
SM Energy Co.	155,450	2,757,683
World Fuel Services Corp.	15,100	512,041
WPX Energy, Inc.(a)	218,977	2,518,235
Total		27,270,779
Total Energy		31,734,476
Financials 28.1%
Banks 18.4%
1st Source Corp.	800	40,640
American National Bankshares, Inc.	4,773	196,648
Ameris Bancorp	71,188	3,417,024
BancFirst Corp.	24,078	1,366,427
Bank of Marin Bancorp	6,809	466,417
Bank of the Ozarks	36,950	1,775,448
Banner Corp.	67,110	4,112,501

64	Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Berkshire Hills Bancorp, Inc.	94,938	3,678,847
Brookline Bancorp, Inc.	64,156	994,418
Bryn Mawr Bank Corp.	8,112	355,306
Capital City Bank Group, Inc.	7,500	180,075
Central Pacific Financial Corp.	41,350	1,330,643
Central Valley Community Bancorp	13,083	291,751
Chemung Financial Corp.	100	4,710
Civista Bancshares, Inc.	8,610	192,347
Community Trust Bancorp, Inc.	14,347	667,136
Customers Bancorp, Inc.(a)	83,350	2,718,877
East West Bancorp, Inc.	26,597	1,589,969
Enterprise Financial Services Corp.	81,527	3,452,668
Evans Bancorp, Inc.	11	475
Farmers Capital Bank Corp.	5,735	241,157
Fidelity Southern Corp.	25,501	602,844
Financial Institutions, Inc.	11,900	342,720
First Bancorp	1,100	37,851
First BanCorp(a)	247,909	1,269,294
First Bancshares, Inc. (The)	2,700	81,405
First Busey Corp.	178,525	5,598,544
First Business Financial Services, Inc.	8,200	186,550
First Commonwealth Financial Corp.	138,050	1,950,646
First Community Bancshares, Inc.	44,898	1,306,981
First Connecticut Bancorp, Inc.	1,937	51,815
First Financial Bancorp	30,100	787,115
First Financial Corp.	7,316	348,242
First Financial Northwest, Inc.	3,663	62,234
First Horizon National Corp.	209,848	4,018,589
First Merchants Corp.	26,611	1,142,410
First Mid-Illinois Bancshares, Inc.	100	3,840
First Midwest Bancorp, Inc.	149,039	3,490,493
FNB Corp.	252,960	3,549,029
Glacier Bancorp, Inc.	102,128	3,856,353
Great Southern Bancorp, Inc.	4,700	261,555
Great Western Bancorp, Inc.	70,933	2,928,114
Hancock Holding Co.	89,485	4,335,548
Heartland Financial USA, Inc.	61,117	3,019,180
Heritage Commerce Corp.	20,068	285,568
Heritage Financial Corp.	25,743	759,419
Common Stocks (continued)
Issuer	Shares	Value ($)
HomeTrust Bancshares, Inc.(a)	14,085	361,280
Iberiabank Corp.	134,743	11,069,137
Independent Bank Corp.	44,325	3,308,861
Lakeland Financial Corp.	75,791	3,692,538
LegacyTexas Financial Group, Inc.	34,006	1,357,520
MB Financial, Inc.	26,749	1,204,240
MidWestOne Financial Group, Inc.	4,700	158,672
National Bank Holdings Corp., Class A	86,973	3,104,066
National Commerce Corp.(a)	6,446	275,889
Northeast Bancorp	8,458	221,177
Northrim BanCorp, Inc.	2,534	88,563
OFG Bancorp	176,074	1,611,077
Old Line Bancshares, Inc.	7,015	196,420
Opus Bank(a)	8,700	208,800
Peapack Gladstone Financial Corp.	392	13,226
People’s Utah Bancorp	12	389
Popular, Inc.	9,000	323,460
Preferred Bank/Los Angeles	55,656	3,358,840
Prosperity Bancshares, Inc.	27,800	1,827,294
QCR Holdings, Inc.	12,526	569,933
Renasant Corp.	158,886	6,816,209
Sandy Spring Bancorp, Inc.	6,123	253,737
Seacoast Banking Corp. of Florida(a)	118,781	2,837,678
Shore Bancshares, Inc.	6,200	103,230
Sierra Bancorp	11,657	316,488
South State Corp.	442	39,802
State Bank Financial Corp.	4,689	134,340
Sterling Bancorp	167,971	4,140,485
Stock Yards Bancorp, Inc.	4,938	187,644
Synovus Financial Corp.	14,000	644,840
TCF Financial Corp.	19,600	333,984
TriState Capital Holdings, Inc.(a)	27,671	633,666
Triumph Bancorp, Inc.(a)	4,885	157,541
Two River Bancorp	2,800	55,496
UMB Financial Corp.	5,511	410,514
Umpqua Holdings Corp.	353,923	6,905,038
Union Bankshares Corp.	21,443	756,938
United Community Banks, Inc.	71,360	2,036,614
Valley National Bancorp	250,055	3,013,163

Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2017	65

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Webster Financial Corp.	70,877	3,724,586
WesBanco, Inc.	88,210	3,618,374
Westamerica Bancorporation	28,994	1,726,303
Western Alliance Bancorp(a)	47,579	2,525,493
Wintrust Financial Corp.	75,320	5,898,309
Total		147,571,677
Capital Markets 1.0%
Artisan Partners Asset Management, Inc., Class A	109,500	3,569,700
Evercore, Inc., Class A	41,504	3,330,696
Investment Technology Group, Inc.	26,674	590,562
Ladenburg Thalmann Financial Services, Inc.	31,124	89,637
Oppenheimer Holdings, Inc., Class A	8,105	140,622
Total		7,721,217
Consumer Finance 0.1%
Enova International, Inc.(a)	72,288	972,274
Diversified Financial Services 0.1%
FNFV Group(a)	46,800	802,620
Marlin Business Services Corp.	6,214	178,652
Voya Financial, Inc.	4,400	175,516
Total		1,156,788
Insurance 4.2%
American Equity Investment Life Holding Co.	108,197	3,146,369
AMERISAFE, Inc.	41,675	2,425,485
Amtrust Financial Services, Inc.	327,510	4,408,285
Argo Group International Holdings Ltd.	68,701	4,225,111
Assurant, Inc.	14,796	1,413,314
Atlas Financial Holdings, Inc.(a)	2,060	38,934
CNO Financial Group, Inc.	325,014	7,585,827
Donegal Group, Inc., Class A	3,263	52,632
EMC Insurance Group, Inc.	2,900	81,635
Employers Holdings, Inc.	26,300	1,195,335
Federated National Holding Co.	7,210	112,548
Hallmark Financial Services, Inc.(a)	15,196	176,426
Hanover Insurance Group, Inc. (The)	5,400	523,422
Heritage Insurance Holdings, Inc.	21,310	281,505
Horace Mann Educators Corp.	38,624	1,519,854
Infinity Property & Casualty Corp.	13,831	1,302,880
Kemper Corp.	4,544	240,832
Common Stocks (continued)
Issuer	Shares	Value ($)
Navigators Group, Inc. (The)	5,313	310,013
Reinsurance Group of America, Inc.	14,602	2,037,417
Selective Insurance Group, Inc.	14,321	771,186
State Auto Financial Corp.	3,500	91,805
Stewart Information Services Corp.	37,347	1,410,223
Third Point Reinsurance Ltd.(a)	21,056	328,474
Total		33,679,512
Mortgage Real Estate Investment Trusts (REITS) 1.1%
Arbor Realty Trust, Inc.	235,575	1,931,715
Cherry Hill Mortgage Investment Corp.	32,500	588,250
Chimera Investment Corp.	86,889	1,643,940
Invesco Mortgage Capital, Inc.	246,628	4,224,738
Resource Capital Corp.	25,400	273,812
Total		8,662,455
Thrifts & Mortgage Finance 3.2%
BankFinancial Corp.	6,905	109,720
Dime Community Bancshares, Inc.	13,200	283,800
First Defiance Financial Corp.	5,700	299,193
Flagstar Bancorp, Inc.(a)	129,796	4,605,162
Meridian Bancorp, Inc.	16,465	307,072
Northwest Bancshares, Inc.	183,220	3,164,209
Radian Group, Inc.	478,094	8,935,577
Riverview Bancorp, Inc.	7,800	65,520
Southern Missouri Bancorp, Inc.	100	3,649
Territorial Bancorp, Inc.	3,110	98,183
TFS Financial Corp.	101,158	1,631,679
TrustCo Bank Corp.	108,124	962,304
Washington Federal, Inc.	53,200	1,790,180
WSFS Financial Corp.	66,179	3,226,226
Total		25,482,474
Total Financials		225,246,397
Health Care 7.0%
Biotechnology 0.4%
Acorda Therapeutics, Inc.(a)	68,705	1,624,873
BioTime, Inc.(a)	60,330	171,337
Celldex Therapeutics, Inc.(a)	36,200	103,532
Chimerix, Inc.(a)	30,452	159,873
Cidara Therapeutics, Inc.(a)	11,974	96,989

66	Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Infinity Pharmaceuticals, Inc.(a)	74,475	99,052
MEI Pharma, Inc.(a)	16,079	43,092
Momenta Pharmaceuticals, Inc.(a)	44,268	818,958
Trevena, Inc.(a)	24,069	61,376
Zafgen, Inc.(a)	2,147	7,558
Total		3,186,640
Health Care Equipment & Supplies 2.2%
Analogic Corp.	17,756	1,487,065
Angiodynamics, Inc.(a)	79,818	1,364,089
Exactech, Inc.(a)	4,958	163,366
Globus Medical, Inc., Class A(a)	66,521	1,977,004
Haemonetics Corp.(a)	68,782	3,086,248
Orthofix International NV(a)	199,167	9,410,641
RTI Surgical, Inc.(a)	59,298	269,806
SeaSpine Holdings Corp.(a)	2,435	27,321
Total		17,785,540
Health Care Providers & Services 2.5%
Aceto Corp.	137,335	1,542,272
AMN Healthcare Services, Inc.(a)	40,779	1,863,600
Civitas Solutions, Inc.(a)	81,634	1,506,147
Community Health Systems, Inc.(a)	31,996	245,729
Ensign Group, Inc. (The)	178,565	4,033,783
Magellan Health, Inc.(a)	21,485	1,854,156
Owens & Minor, Inc.	36,464	1,064,749
PharMerica Corp.(a)	136,371	3,995,670
Premier, Inc.(a)	45,013	1,466,074
Tivity Health, Inc.(a)	49,288	2,010,951
Triple-S Management Corp., Class B(a)	20,600	487,808
WellCare Health Plans, Inc.(a)	1,200	206,088
Total		20,277,027
Health Care Technology 0.4%
Allscripts Healthcare Solutions, Inc.(a)	138,733	1,974,170
HMS Holdings Corp.(a)	57,723	1,146,379
Total		3,120,549
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 0.6%
Bio-Techne Corp.	26,645	3,221,114
Harvard Bioscience, Inc.(a)	294,729	1,105,234
Luminex Corp.	20,600	418,798
Total		4,745,146
Pharmaceuticals 0.9%
Cempra, Inc.(a)	34,900	113,425
Endocyte, Inc.(a)	6,528	9,205
Horizon Pharma PLC(a)	131,855	1,671,921
Impax Laboratories, Inc.(a)	41,100	834,330
Intra-Cellular Therapies, Inc.(a)	9,885	155,985
Phibro Animal Health Corp., Class A	106,735	3,954,532
Tetraphase Pharmaceuticals, Inc.(a)	22,500	153,900
Total		6,893,298
Total Health Care		56,008,200
Industrials 16.9%
Aerospace & Defense 1.4%
AAR Corp.	8,470	319,997
Ducommun, Inc.(a)	24,792	794,584
Esterline Technologies Corp.(a)	30,549	2,753,992
Moog, Inc., Class A(a)	30,896	2,577,653
Orbital ATK, Inc.	19,670	2,619,257
Triumph Group, Inc.	58,151	1,729,992
Vectrus, Inc.(a)	23,500	724,740
Total		11,520,215
Air Freight & Logistics 0.9%
Air Transport Services Group, Inc.(a)	177,528	4,321,032
Atlas Air Worldwide Holdings, Inc.(a)	32,019	2,106,850
HUB Group, Inc., Class A(a)	20,400	876,180
Total		7,304,062
Airlines 0.2%
Skywest, Inc.	36,159	1,587,380
Building Products 0.6%
Armstrong Flooring, Inc.(a)	42,909	675,817
Quanex Building Products Corp.	163,002	3,740,896
Total		4,416,713

Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2017	67

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 2.1%
ACCO Brands Corp.(a)	6,900	82,110
ARC Document Solutions, Inc.(a)	17,829	72,921
Brink’s Co. (The)	35,495	2,990,454
CECO Environmental Corp.	11,012	93,161
Essendant, Inc.	76,769	1,011,048
LSC Communications, Inc.	130,348	2,152,045
Pitney Bowes, Inc.	242,121	3,392,115
Quad/Graphics, Inc.	125,639	2,840,698
SP Plus Corp.(a)	58,026	2,292,027
Tetra Tech, Inc.	41,455	1,929,730
Total		16,856,309
Construction & Engineering 1.7%
Aegion Corp.(a)	89,708	2,088,402
EMCOR Group, Inc.	81,560	5,658,633
Great Lakes Dredge & Dock Corp.(a)	375,053	1,819,007
Jacobs Engineering Group, Inc.	3,900	227,253
Layne Christensen Co.(a)	4,626	58,056
MYR Group, Inc.(a)	15,700	457,498
Orion Group Holdings, Inc.(a)	35,790	234,782
Tutor Perini Corp.(a)	122,126	3,468,379
Total		14,012,010
Electrical Equipment 1.2%
American Superconductor Corp.(a)	8,100	36,774
AZZ, Inc.	37,560	1,829,172
EnerSys	29,206	2,020,179
LSI Industries, Inc.	23,300	154,013
Powell Industries, Inc.	7,204	216,048
Regal Beloit Corp.	69,296	5,474,384
Total		9,730,570
Machinery 6.3%
AGCO Corp.	11,900	877,863
Altra Industrial Motion Corp.	40,396	1,943,048
Astec Industries, Inc.	35,083	1,964,999
Briggs & Stratton Corp.	20,087	472,044
Chart Industries, Inc.(a)	25,800	1,012,134
ESCO Technologies, Inc.	75,029	4,497,989
FreightCar America, Inc.	12,400	242,544
Common Stocks (continued)
Issuer	Shares	Value ($)
Global Brass & Copper Holdings, Inc.	77,022	2,603,344
Graham Corp.	6,800	141,644
Greenbrier Companies, Inc. (The)	80,610	3,881,371
Harsco Corp.(a)	62,690	1,310,221
Hyster-Yale Materials Handling, Inc.	13,100	1,001,364
ITT, Inc.	116,824	5,171,798
Manitex International, Inc.(a)	9,280	83,334
Manitowoc Co., Inc. (The)(a)	98,800	889,200
Navistar International Corp.(a)	29,351	1,293,499
NN, Inc.	94,604	2,743,516
Oshkosh Corp.	28,479	2,350,657
Park-Ohio Holdings Corp.	5,401	246,286
Spartan Motors, Inc.	370,985	4,099,384
SPX Corp.(a)	235,340	6,904,876
Timken Co. (The)	49,880	2,421,674
Watts Water Technologies, Inc., Class A	64,282	4,448,314
Total		50,601,103
Marine 0.1%
Costamare, Inc.	91,640	566,335
Professional Services 1.3%
CRA International, Inc.	11,877	487,551
Dun & Bradstreet Corp. (The)	2,980	346,902
FTI Consulting, Inc.(a)	108,080	3,834,678
Heidrick & Struggles International, Inc.	12,221	258,474
Kelly Services, Inc., Class A	14,275	358,160
Korn/Ferry International	50,412	1,987,745
ManpowerGroup, Inc.	8,800	1,036,816
RPX Corp.(a)	54,128	718,820
TrueBlue, Inc.(a)	52,428	1,177,009
Total		10,206,155
Road & Rail 0.4%
ArcBest Corp.	29,572	989,184
Marten Transport Ltd.	1,766	36,291
Ryder System, Inc.	1,600	135,280
Werner Enterprises, Inc.	51,300	1,875,015
Total		3,035,770

68	Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 0.7%
Aircastle Ltd.	21,310	475,000
CAI International, Inc.(a)	12,900	391,128
DXP Enterprises, Inc.(a)	9,555	300,887
Houston Wire & Cable Co.(a)	14,473	75,983
Rush Enterprises, Inc., Class A(a)	48,926	2,264,784
Textainer Group Holdings Ltd.(a)	49,700	852,355
Titan Machinery, Inc.(a)	32,800	509,384
Veritiv Corp.(a)	18,214	591,955
WESCO International, Inc.(a)	5,391	314,026
Total		5,775,502
Total Industrials		135,612,124
Information Technology 13.5%
Communications Equipment 2.3%
ADTRAN, Inc.	76,101	1,826,424
Digi International, Inc.(a)	24,423	258,884
Finisar Corp.(a)	73,732	1,634,638
Infinera Corp.(a)	360,227	3,195,213
KVH Industries, Inc.(a)	4,183	49,987
NETGEAR, Inc.(a)	56,131	2,671,836
Oclaro, Inc.(a)	115,897	1,000,191
Plantronics, Inc.	88,422	3,910,021
Radware Ltd.(a)	131,022	2,209,031
Viavi Solutions, Inc.(a)	172,305	1,630,005
Total		18,386,230
Electronic Equipment, Instruments & Components 3.8%
Bel Fuse, Inc., Class B	2,700	84,240
Benchmark Electronics, Inc.(a)	54,987	1,877,806
Control4 Corp.(a)	61,681	1,817,122
Electro Scientific Industries, Inc.(a)	127,012	1,768,007
Fitbit, Inc., Class A(a)	119,400	831,024
FLIR Systems, Inc.	163,033	6,343,614
Insight Enterprises, Inc.(a)	45,160	2,073,747
Maxwell Technologies, Inc.(a)	5,400	27,702
Methode Electronics, Inc.	69,260	2,933,161
MTS Systems Corp.	73,275	3,916,549
PC Connection, Inc.	10,346	291,654
Perceptron, Inc.(a)	6,100	48,129
Common Stocks (continued)
Issuer	Shares	Value ($)
Radisys Corp.(a)	8,410	11,522
Sanmina Corp.(a)	66,485	2,469,918
Scansource, Inc.(a)	11,907	519,740
SYNNEX Corp.	8,485	1,073,437
Tech Data Corp.(a)	22,400	1,990,240
Vishay Intertechnology, Inc.	140,792	2,646,890
Total		30,724,502
Internet Software & Services 0.2%
Bazaarvoice, Inc.(a)	78,174	386,961
DHI Group, Inc.(a)	115,141	299,366
Liquidity Services, Inc.(a)	4,300	25,370
Marchex, Inc.(a)	348,230	1,076,031
QuinStreet, Inc.(a)	7,985	58,690
Total		1,846,418
IT Services 2.0%
Convergys Corp.	115,170	2,981,751
EVERTEC, Inc.	200,735	3,181,650
Mantech International Corp., Class A	73,537	3,246,659
ServiceSource International, Inc.(a)	1,007,903	3,487,344
Travelport Worldwide Ltd.	175,990	2,763,043
Total		15,660,447
Semiconductors & Semiconductor Equipment 2.2%
Alpha & Omega Semiconductor Ltd.(a)	13,706	226,012
Amkor Technology, Inc.(a)	203,555	2,147,505
Amtech Systems, Inc.(a)	9,660	115,727
Cohu, Inc.	90,010	2,145,838
Cypress Semiconductor Corp.	137,294	2,062,156
Diodes, Inc.(a)	11,500	344,195
DSP Group, Inc.(a)	21,012	273,156
MKS Instruments, Inc.	25,959	2,451,828
NeoPhotonics Corp.(a)	18,400	102,304
Sigma Designs, Inc.(a)	13,248	83,462
Silicon Motion Technology Corp., ADR	65,700	3,155,571
Xperi Corp.	172,810	4,372,093
Total		17,479,847

Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2017	69

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 2.6%
Agilysys, Inc.(a)	5,338	63,789
Barracuda Networks, Inc.(a)	75,977	1,840,923
Gigamon, Inc.(a)	43,381	1,828,509
Glu Mobile, Inc.(a)	147,800	555,728
Nuance Communications, Inc.(a)	129,910	2,042,185
Progress Software Corp.	87,892	3,354,838
QAD, Inc., Class A	10,049	345,183
Rosetta Stone, Inc.(a)	21,218	216,636
Rubicon Project, Inc. (The)(a)	67,954	264,341
SeaChange International, Inc.(a)	458,507	1,256,309
Synchronoss Technologies, Inc.(a)	32,800	306,024
Telenav, Inc.(a)	21,594	137,122
TiVo Corp.	375,642	7,456,494
Verint Systems, Inc.(a)	4,272	178,783
Zynga, Inc., Class A(a)	296,887	1,122,233
Total		20,969,097
Technology Hardware, Storage & Peripherals 0.4%
Avid Technology, Inc.(a)	35,488	161,116
Cray, Inc.(a)	28,110	546,740
Quantum Corp.(a)	106,004	648,744
Stratasys Ltd.(a)	47,560	1,099,587
Super Micro Computer, Inc.(a)	45,761	1,011,318
Total		3,467,505
Total Information Technology		108,534,046
Materials 4.5%
Chemicals 2.2%
Ashland Global Holdings, Inc.	8,400	549,276
Innophos Holdings, Inc.	211,089	10,383,468
Kraton Performance Polymers, Inc.(a)	84,755	3,427,492
Minerals Technologies, Inc.	31,113	2,198,134
NewMarket Corp.	990	421,493
Omnova Solutions, Inc.(a)	18,513	202,717
Total		17,182,580
Containers & Packaging 0.6%
Bemis Co., Inc.	110,460	5,033,662
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 1.3%
Commercial Metals Co.	126,554	2,408,323
Compass Minerals International, Inc.	40,341	2,618,131
Materion Corp.	31,516	1,359,915
Olympic Steel, Inc.	34,360	755,920
Schnitzer Steel Industries, Inc., Class A	48,029	1,352,016
SunCoke Energy, Inc.(a)	228,272	2,086,406
Warrior Met Coal, Inc.	7,100	167,347
Total		10,748,058
Paper & Forest Products 0.4%
Boise Cascade Co.(a)	8,400	293,160
Clearwater Paper Corp.(a)	5,300	261,025
PH Glatfelter Co.	124,225	2,416,176
Resolute Forest Products, Inc.(a)	87,290	440,815
Total		3,411,176
Total Materials		36,375,476
Real Estate 7.1%
Equity Real Estate Investment Trusts (REITS) 6.6%
Alexander & Baldwin, Inc.	1,525	70,653
Ashford Hospitality Trust, Inc.	75,699	504,912
Brandywine Realty Trust	143,925	2,517,248
Camden Property Trust	10,100	923,645
CBL & Associates Properties, Inc.	586,100	4,917,379
Columbia Property Trust, Inc.	63,942	1,392,017
Cousins Properties, Inc.	203,320	1,899,009
DCT Industrial Trust, Inc.	10,400	602,368
DDR Corp.	54,400	498,304
DiamondRock Hospitality Co.	173,278	1,897,394
Douglas Emmett, Inc.	7,800	307,476
Education Realty Trust, Inc.	74,525	2,677,683
EPR Properties	23,027	1,605,903
Equity Commonwealth(a)	71,616	2,177,126
Franklin Street Properties Corp.	3,700	39,294
GEO Group, Inc. (The)	169,552	4,560,949
Getty Realty Corp.	23,588	674,853
Gramercy Property Trust	97,221	2,940,935
Hersha Hospitality Trust	17,400	324,858
InfraREIT, Inc.(a)	38,400	859,008

70	Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Kite Realty Group Trust	78,970	1,599,143
Lexington Realty Trust	282,130	2,883,369
Mack-Cali Realty Corp.	36,746	871,248
MedEquities Realty Trust, Inc.	11,167	131,212
New Senior Investment Group, Inc.	30,900	282,735
NexPoint Residential Trust, Inc.	19,434	461,169
Outfront Media, Inc.	111	2,795
Preferred Apartment Communities, Inc., Class A	29,707	560,868
RLJ Lodging Trust	88,367	1,944,074
STAG Industrial, Inc.	109,932	3,019,832
Summit Hotel Properties, Inc.	222,618	3,559,662
Sunstone Hotel Investors, Inc.	138,277	2,222,111
Taubman Centers, Inc.	4,700	233,590
Washington Real Estate Investment Trust	85,651	2,805,927
Xenia Hotels & Resorts, Inc.	22,100	465,205
Total		52,433,954
Real Estate Management & Development 0.5%
Realogy Holdings Corp.	128,300	4,227,485
Total Real Estate		56,661,439
Telecommunication Services 0.4%
Diversified Telecommunication Services 0.3%
Vonage Holdings Corp.(a)	304,005	2,474,601
Wireless Telecommunication Services 0.1%
United States Cellular Corp.(a)	17,090	604,986
Total Telecommunication Services		3,079,587
Utilities 3.5%
Electric Utilities 0.9%
El Paso Electric Co.	39,008	2,155,192
PNM Resources, Inc.	121,597	4,900,359
Portland General Electric Co.	9,740	444,534
Total		7,500,085
Gas Utilities 1.5%
New Jersey Resources Corp.	41,794	1,761,617
Northwest Natural Gas Co.	12,200	785,680
ONE Gas, Inc.	24,224	1,783,855
Southwest Gas Corp.	5,400	419,148
Spire, Inc.	98,583	7,359,221
Total		12,109,521
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 0.5%
NorthWestern Corp.	63,860	3,636,188
Water Utilities 0.6%
American States Water Co.	44,123	2,173,058
California Water Service Group	59,277	2,261,418
Consolidated Water Co., Ltd.	8,394	107,443
Total		4,541,919
Total Utilities		27,787,713
Total Common Stocks (Cost $726,909,306)		778,813,394

Exchange-Traded Funds 0.6%
	Shares	Value ($)
iShares S&P Small-Cap 600 Value ETF	30,000	4,449,300
Total Exchange-Traded Funds (Cost $4,119,787)		4,449,300

Rights —%
Issuer	Shares	Value ($)
Industrials —%
Airlines —%
American Airlines Escrow(a),(b),(c),(d)	185,100	0
Total Industrials		0
Total Rights (Cost $—)		0

Money Market Funds 2.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(e),(f)	19,545,414	19,545,414
Total Money Market Funds (Cost $19,545,414)		19,545,414
Total Investments (Cost: $750,574,507)		802,808,108
Other Assets & Liabilities, Net		(510,666)
Net Assets		802,297,442

Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2017	71

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, September 30, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2017, the value of these securities rounds to zero, which represents less than 0.01% of net assets.
(c)	Negligible market value.
(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at September 30, 2017.
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	33,091,132	409,209,011	(422,754,729)	19,545,414	1,013	41	189,003	19,545,414
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
72	Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	79,811,739	—	—	—	79,811,739
Consumer Staples	17,962,197	—	—	—	17,962,197
Energy	31,734,476	—	—	—	31,734,476
Financials	225,246,397	—	—	—	225,246,397
Health Care	56,008,200	—	—	—	56,008,200
Industrials	135,612,124	—	—	—	135,612,124
Information Technology	108,534,046	—	—	—	108,534,046
Materials	36,375,476	—	—	—	36,375,476
Real Estate	56,661,439	—	—	—	56,661,439
Telecommunication Services	3,079,587	—	—	—	3,079,587
Utilities	27,787,713	—	—	—	27,787,713
Total Common Stocks	778,813,394	—	—	—	778,813,394
Exchange-Traded Funds	4,449,300	—	—	—	4,449,300
Rights
Industrials	—	—	0*	—	0*
Money Market Funds	—	—	—	19,545,414	19,545,414
Total Investments	783,262,694	—	0*	19,545,414	802,808,108

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain rights classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the company assets or potential actions related to the respective company’s restructuring. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
Variable Portfolio – Partners Small Cap Value Fund | Quarterly Report 2017	73

Portfolio of Investments
Variable Portfolio – Victory Sycamore Established Value Fund, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 97.5%
Issuer	Shares	Value ($)
Consumer Discretionary 11.1%
Auto Components 1.7%
BorgWarner, Inc.	181,200	9,282,876
Household Durables 0.7%
NVR, Inc.(a)	1,300	3,711,500
Media 4.2%
CBS Corp., Class B Non Voting	126,700	7,348,600
Cinemark Holdings, Inc.	155,500	5,630,655
Interpublic Group of Companies, Inc. (The)	308,900	6,422,031
TEGNA, Inc.	297,200	3,961,676
Total		23,362,962
Specialty Retail 2.7%
AutoNation, Inc.(a)	145,600	6,910,176
Tiffany & Co.	84,900	7,792,122
Total		14,702,298
Textiles, Apparel & Luxury Goods 1.8%
VF Corp.	158,600	10,082,202
Total Consumer Discretionary		61,141,838
Consumer Staples 6.5%
Food & Staples Retailing 1.4%
SYSCO Corp.	150,400	8,114,080
Food Products 5.1%
Archer-Daniels-Midland Co.	320,200	13,611,702
Ingredion, Inc.	61,300	7,395,232
TreeHouse Foods, Inc.(a)	102,400	6,935,552
Total		27,942,486
Total Consumer Staples		36,056,566
Energy 6.8%
Energy Equipment & Services 0.9%
Superior Energy Services, Inc.(a)	443,900	4,740,852
Oil, Gas & Consumable Fuels 5.9%
Cimarex Energy Co.	51,100	5,808,537
Devon Energy Corp.	200,500	7,360,355
Energen Corp.(a)	109,290	5,975,977
Common Stocks (continued)
Issuer	Shares	Value ($)
Parsley Energy, Inc., Class A(a)	258,800	6,816,792
PDC Energy, Inc.(a)	135,900	6,663,177
Total		32,624,838
Total Energy		37,365,690
Financials 19.9%
Banks 4.2%
Citizens Financial Group, Inc.	294,400	11,148,928
SunTrust Banks, Inc.	197,000	11,774,690
Total		22,923,618
Capital Markets 1.7%
E*TRADE Financial Corp.(a)	214,900	9,371,789
Insurance 14.0%
Aflac, Inc.	143,000	11,638,770
Alleghany Corp.(a)	18,700	10,359,987
Allstate Corp. (The)	89,200	8,198,372
American Financial Group, Inc.	50,900	5,265,605
Arthur J Gallagher & Co.	156,800	9,651,040
FNF Group	203,900	9,677,094
Markel Corp.(a)	7,600	8,116,648
Marsh & McLennan Companies, Inc.	66,260	5,553,251
WR Berkley Corp.	126,300	8,429,262
Total		76,890,029
Total Financials		109,185,436
Health Care 6.7%
Health Care Equipment & Supplies 1.4%
Hologic, Inc.(a)	210,500	7,723,245
Health Care Providers & Services 3.0%
HCA Healthcare, Inc.(a)	107,400	8,547,966
Quest Diagnostics, Inc.	84,300	7,893,852
Total		16,441,818
Life Sciences Tools & Services 1.6%
Agilent Technologies, Inc.	67,500	4,333,500
PerkinElmer, Inc.	63,830	4,402,355
Total		8,735,855
Pharmaceuticals 0.7%
Perrigo Co. PLC	46,100	3,902,365
Total Health Care		36,803,283

74	Variable Portfolio – Victory Sycamore Established Value Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Victory Sycamore Established Value Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 16.3%
Aerospace & Defense 1.7%
Textron, Inc.	178,000	9,590,640
Building Products 1.0%
Owens Corning	71,240	5,510,414
Commercial Services & Supplies 1.3%
Republic Services, Inc.	106,760	7,052,565
Construction & Engineering 1.8%
Quanta Services, Inc.(a)	268,600	10,037,582
Electrical Equipment 2.0%
Hubbell, Inc.	44,740	5,190,735
Rockwell Automation, Inc.	32,100	5,720,541
Total		10,911,276
Machinery 6.4%
AGCO Corp.	118,000	8,704,860
Ingersoll-Rand PLC	77,000	6,866,090
PACCAR, Inc.	124,800	9,028,032
Parker-Hannifin Corp.	25,070	4,387,751
Xylem, Inc.	96,880	6,067,595
Total		35,054,328
Road & Rail 2.1%
Landstar System, Inc.	38,600	3,846,490
Old Dominion Freight Line, Inc.	69,200	7,619,612
Total		11,466,102
Total Industrials		89,622,907
Information Technology 14.3%
Communications Equipment 2.8%
Arris International PLC(a)	216,400	6,165,236
Motorola Solutions, Inc.	106,000	8,996,220
Total		15,161,456
Electronic Equipment, Instruments & Components 2.9%
Flex Ltd.(a)	541,900	8,979,283
Keysight Technologies, Inc.(a)	173,220	7,216,345
Total		16,195,628
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 4.7%
DXC Technology Co.	101,490	8,715,961
Fidelity National Information Services, Inc.	101,260	9,456,672
MAXIMUS, Inc.	115,600	7,456,200
Total		25,628,833
Semiconductors & Semiconductor Equipment 1.5%
KLA-Tencor Corp.	36,470	3,865,820
Skyworks Solutions, Inc.	42,300	4,310,370
Total		8,176,190
Software 1.0%
Synopsys, Inc.(a)	68,790	5,539,659
Technology Hardware, Storage & Peripherals 1.4%
Hewlett Packard Enterprise Co.	539,300	7,933,103
Total Information Technology		78,634,869
Materials 9.1%
Chemicals 2.5%
Celanese Corp., Class A	94,100	9,811,807
International Flavors & Fragrances, Inc.	26,850	3,837,133
Total		13,648,940
Containers & Packaging 4.5%
AptarGroup, Inc.	74,850	6,460,304
Avery Dennison Corp.	70,530	6,935,920
Crown Holdings, Inc.(a)	187,000	11,167,640
Total		24,563,864
Metals & Mining 2.1%
Reliance Steel & Aluminum Co.	154,072	11,735,664
Total Materials		49,948,468
Real Estate 2.9%
Equity Real Estate Investment Trusts (REITS) 2.9%
Lamar Advertising Co., Class A	119,700	8,203,041
National Retail Properties, Inc.	183,100	7,627,946
Total		15,830,987
Total Real Estate		15,830,987

Variable Portfolio – Victory Sycamore Established Value Fund | Quarterly Report 2017	75

Portfolio of Investments   (continued)
Variable Portfolio – Victory Sycamore Established Value Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 3.9%
Electric Utilities 2.1%
Alliant Energy Corp.	128,380	5,336,757
Xcel Energy, Inc.	130,482	6,174,408
Total		11,511,165
Gas Utilities 0.6%
Atmos Energy Corp.	37,350	3,131,424
Multi-Utilities 1.2%
DTE Energy Co.	62,330	6,691,749
Total Utilities		21,334,338
Total Common Stocks (Cost $453,909,357)		535,924,382

Money Market Funds 2.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(b),(c)	14,725,988	14,725,988
Total Money Market Funds (Cost $14,725,988)		14,725,988
Total Investments (Cost: $468,635,345)		550,650,370
Other Assets & Liabilities, Net		(902,079)
Net Assets		549,748,291

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	17,016,374	55,476,244	(57,766,630)	14,725,988	(186)	129	53,737	14,725,988
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
76	Variable Portfolio – Victory Sycamore Established Value Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Victory Sycamore Established Value Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	61,141,838	—	—	—	61,141,838
Consumer Staples	36,056,566	—	—	—	36,056,566
Energy	37,365,690	—	—	—	37,365,690
Financials	109,185,436	—	—	—	109,185,436
Health Care	36,803,283	—	—	—	36,803,283
Industrials	89,622,907	—	—	—	89,622,907
Information Technology	78,634,869	—	—	—	78,634,869
Materials	49,948,468	—	—	—	49,948,468
Real Estate	15,830,987	—	—	—	15,830,987
Utilities	21,334,338	—	—	—	21,334,338
Total Common Stocks	535,924,382	—	—	—	535,924,382
Money Market Funds	—	—	—	14,725,988	14,725,988
Total Investments	535,924,382	—	—	14,725,988	550,650,370
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
Variable Portfolio – Victory Sycamore Established Value Fund | Quarterly Report 2017	77

Portfolio of Investments
Columbia Variable Portfolio – U.S. Equities Fund, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.6%
Issuer	Shares	Value ($)
Consumer Discretionary 13.3%
Auto Components 1.9%
Cooper-Standard Holding, Inc.(a)	22,555	2,615,703
Dorman Products, Inc.(a)	90,470	6,479,462
LCI Industries	63,327	7,336,433
Motorcar Parts of America, Inc.(a)	66,000	1,944,360
Tenneco, Inc.	19,503	1,183,247
Total		19,559,205
Distributors 0.1%
Pool Corp.	9,903	1,071,207
Diversified Consumer Services 1.6%
Adtalem Global Education, Inc.	87,405	3,133,469
Bright Horizons Family Solutions, Inc.(a)	19,898	1,715,407
Capella Education Co.	33,955	2,381,943
Grand Canyon Education, Inc.(a)	21,000	1,907,220
Laureate Education, Inc., Class A(a)	76,413	1,111,809
Sotheby’s (a)	59,400	2,738,934
Weight Watchers International, Inc.(a)	79,700	3,470,935
Total		16,459,717
Hotels, Restaurants & Leisure 2.8%
Bloomin’ Brands, Inc.	117,100	2,060,960
Brinker International, Inc.	32,100	1,022,706
Cracker Barrel Old Country Store, Inc.	21,000	3,184,020
Dave & Buster’s Entertainment, Inc.(a)	101,800	5,342,464
Extended Stay America, Inc.	166,105	3,322,100
Papa John’s International, Inc.	47,246	3,452,265
Red Robin Gourmet Burgers, Inc.(a)	29,000	1,943,000
Ruth’s Hospitality Group, Inc.	165,300	3,463,035
Texas Roadhouse, Inc.	76,762	3,772,085
Wingstop, Inc.	48,579	1,615,252
Total		29,177,887
Household Durables 1.7%
Cavco Industries, Inc.(a)	12,172	1,795,979
D.R. Horton, Inc.	52,000	2,076,360
Helen of Troy Ltd.(a)	4,600	445,740
iRobot Corp.(a)	17,559	1,353,096
La-Z-Boy, Inc.	120,000	3,228,000
MDC Holdings, Inc.	14,600	484,866
Common Stocks (continued)
Issuer	Shares	Value ($)
Taylor Morrison Home Corp., Class A(a)	145,700	3,212,685
William Lyon Homes, Inc., Class A(a)	90,000	2,069,100
Zagg, Inc.(a)	166,900	2,628,675
Total		17,294,501
Internet & Direct Marketing Retail 0.6%
Nutrisystem, Inc.	34,400	1,922,960
PetMed Express, Inc.	86,500	2,867,475
Wayfair, Inc., Class A(a)	20,438	1,377,521
Total		6,167,956
Leisure Products 0.3%
Brunswick Corp.	50,340	2,817,530
Media 1.0%
Gannett Co., Inc.	355,500	3,199,500
New York Times Co. (The), Class A	67,100	1,315,160
Nexstar Broadcasting Group, Inc., Class A	17,939	1,117,600
Scholastic Corp.	38,200	1,421,040
Time, Inc.	267,800	3,615,300
Total		10,668,600
Multiline Retail 0.3%
Big Lots, Inc.	68,400	3,664,188
Specialty Retail 2.5%
Aaron’s, Inc.	134,500	5,868,235
American Eagle Outfitters, Inc.	100,500	1,437,150
Buckle, Inc. (The)	36,400	613,340
Camping World Holdings, Inc., Class A	93,813	3,821,941
Children’s Place, Inc. (The)	21,200	2,504,780
Five Below, Inc.(a)	61,941	3,399,322
Francesca’s Holdings Corp.(a)	207,500	1,527,200
Monro, Inc.	13,834	775,396
Pier 1 Imports, Inc.	199,900	837,581
Restoration Hardware Holdings, Inc.(a)	47,000	3,305,040
Select Comfort Corp.(a)	54,200	1,682,910
Tilly’s, Inc.	68,400	820,116
Total		26,593,011

Columbia Variable Portfolio – U.S. Equities Fund | Quarterly Report 2017	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 0.5%
Hanesbrands, Inc.	82,700	2,037,728
Movado Group, Inc.	132,200	3,701,600
Total		5,739,328
Total Consumer Discretionary		139,213,130
Consumer Staples 2.4%
Beverages 0.1%
MGP Ingredients, Inc.	21,500	1,303,545
Food & Staples Retailing 0.3%
Ingles Markets, Inc., Class A	18,500	475,450
SUPERVALU, Inc.(a)	69,653	1,514,953
United Natural Foods, Inc.(a)	25,500	1,060,545
Total		3,050,948
Food Products 1.5%
Dean Foods Co.	178,000	1,936,640
Fresh Del Monte Produce, Inc.	58,800	2,673,048
Hostess Brands, Inc.(a)	152,100	2,077,686
John B. Sanfilippo & Son, Inc.	46,000	3,096,260
Post Holdings, Inc.(a)	21,000	1,853,670
Sanderson Farms, Inc.	27,715	4,476,527
Total		16,113,831
Household Products 0.3%
Central Garden & Pet Co., Class A(a)	27,800	1,033,882
WD-40 Co.	14,056	1,572,866
Total		2,606,748
Personal Products 0.2%
Medifast, Inc.	10,100	599,637
Usana Health Sciences, Inc.(a)	27,970	1,613,869
Total		2,213,506
Total Consumer Staples		25,288,578
Energy 4.1%
Energy Equipment & Services 2.0%
Archrock, Inc.	288,900	3,625,695
Core Laboratories NV	13,643	1,346,564
Exterran Corp.(a)	127,200	4,020,792
Helmerich & Payne, Inc.	22,500	1,172,475
Keane Group, Inc.(a)	99,500	1,659,660
McDermott International, Inc.(a)	156,100	1,134,847
Common Stocks (continued)
Issuer	Shares	Value ($)
Oceaneering International, Inc.	47,863	1,257,361
Patterson-UTI Energy, Inc.	108,000	2,261,520
Rowan Companies PLC, Class A(a)	320,000	4,112,000
TechnipFMC PLC(a)	27,000	753,840
Total		21,344,754
Oil, Gas & Consumable Fuels 2.1%
Aegean Marine Petroleum Network, Inc.	133,700	661,815
Arch Coal, Inc.	20,000	1,434,800
Callon Petroleum Co.(a)	137,000	1,539,880
Cimarex Energy Co.	12,000	1,364,040
CVR Energy, Inc.	35,000	906,500
International Seaways, Inc.(a)	88,900	1,751,330
PBF Energy, Inc., Class A	39,500	1,090,595
PDC Energy, Inc.(a)	23,041	1,129,700
Peabody Energy Corp.(a)	37,500	1,087,875
REX American Resources Corp.(a)	36,643	3,438,213
SRC Energy, Inc.(a)	165,000	1,595,550
Ultra Petroleum Corp.(a)	417,500	3,619,725
WPX Energy, Inc.(a)	175,000	2,012,500
Total		21,632,523
Total Energy		42,977,277
Financials 17.6%
Banks 8.2%
Banco Latinoamericano de Comercio Exterior SA, Class E	21,740	640,026
Bank of the Ozarks	40,000	1,922,000
Cathay General Bancorp	101,700	4,088,340
CenterState Bank Corp.	29,700	795,960
Central Pacific Financial Corp.	64,695	2,081,885
Customers Bancorp, Inc.(a)	172,610	5,630,538
East West Bancorp, Inc.	49,000	2,929,220
Enterprise Financial Services Corp.	58,000	2,456,300
First BanCorp(a)	188,975	967,552
First Busey Corp.	86,253	2,704,894
First Citizens BancShares Inc., Class A	11,200	4,187,568
First Merchants Corp.	86,500	3,713,445
First Republic Bank	20,200	2,110,092
Fulton Financial Corp.	43,000	806,250
Great Southern Bancorp, Inc.	26,981	1,501,493

2	Columbia Variable Portfolio – U.S. Equities Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Hancock Holding Co.	136,700	6,623,115
Hope Bancorp, Inc.	64,000	1,133,440
Huntington Bancshares, Inc.	174,000	2,429,040
International Bancshares Corp.	73,965	2,965,996
Lakeland Financial Corp.	50,275	2,449,398
LegacyTexas Financial Group, Inc.	54,808	2,187,935
Popular, Inc.	39,000	1,401,660
Preferred Bank/Los Angeles	58,100	3,506,335
Prosperity Bancshares, Inc.	36,300	2,385,999
S&T Bancorp, Inc.	42,000	1,662,360
Sandy Spring Bancorp, Inc.	113,122	4,687,776
Sterling Bancorp	53,600	1,321,240
Trico Bancshares	41,019	1,671,524
United Community Banks, Inc.	124,200	3,544,668
Valley National Bancorp	343,400	4,137,970
Wintrust Financial Corp.	56,900	4,455,839
Zions Bancorporation	68,000	3,208,240
Total		86,308,098
Capital Markets 2.2%
Arlington Asset Investment Corp., Class A	240,665	3,063,665
E*TRADE Financial Corp.(a)	82,500	3,597,825
Evercore, Inc., Class A	12,100	971,025
Hamilton Lane, Inc., Class A	68,019	1,826,310
Houlihan Lokey, Inc.	95,166	3,723,846
Moelis & Co., ADR, Class A	39,900	1,717,695
OM Asset Management PLC	146,835	2,190,778
Piper Jaffray Companies	46,000	2,730,100
Stifel Financial Corp.	25,400	1,357,884
Virtus Investment Partners, Inc.	17,400	2,019,270
Total		23,198,398
Consumer Finance 1.1%
Encore Capital Group, Inc.(a)	44,400	1,966,920
FirstCash, Inc.	40,764	2,574,247
Green Dot Corp., Class A(a)	24,700	1,224,626
Nelnet, Inc., Class A	75,365	3,805,932
SLM Corp.(a)	220,000	2,523,400
Total		12,095,125
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 1.9%
American Equity Investment Life Holding Co.	204,600	5,949,768
Athene Holding Ltd., Class A(a)	36,400	1,959,776
CNO Financial Group, Inc.	265,000	6,185,100
HCI Group, Inc.	26,200	1,002,150
MBIA, Inc.(a)	109,500	952,650
Universal Insurance Holdings, Inc.	154,348	3,550,004
Total		19,599,448
Mortgage Real Estate Investment Trusts (REITS) 1.0%
AG Mortgage Investment Trust, Inc.	47,200	908,128
ARMOUR Residential REIT, Inc.	119,100	3,203,790
Invesco Mortgage Capital, Inc.	88,000	1,507,440
MTGE Investment Corp.	123,700	2,399,780
New Residential Investment Corp.	63,000	1,053,990
Starwood Property Trust, Inc.	46,000	999,120
Total		10,072,248
Thrifts & Mortgage Finance 3.2%
BofI Holding, Inc.(a)	65,000	1,850,550
Essent Group Ltd.(a)	109,900	4,450,950
Federal Agricultural Mortgage Corp.	46,400	3,375,136
Flagstar Bancorp, Inc.(a)	173,800	6,166,424
MGIC Investment Corp.(a)	590,851	7,403,363
OceanFirst Financial Corp.	61,892	1,701,411
Walker & Dunlop, Inc.(a)	74,680	3,908,005
Washington Federal, Inc.	126,760	4,265,474
Total		33,121,313
Total Financials		184,394,630
Health Care 15.8%
Biotechnology 5.0%
Agios Pharmaceuticals, Inc.(a)	51,586	3,443,365
Alder Biopharmaceuticals, Inc.(a)	189,304	2,318,974
Axovant Sciences Ltd.(a)	44,600	306,848
bluebird bio, Inc.(a)	18,850	2,589,047
Blueprint Medicines Corp.(a)	22,000	1,532,740
Celldex Therapeutics, Inc.(a)	402,701	1,151,725
Clovis Oncology, Inc.(a)	41,610	3,428,664
Coherus Biosciences, Inc.(a)	36,845	491,881
Dynavax Technologies Corp.(a)	88,115	1,894,473

Columbia Variable Portfolio – U.S. Equities Fund | Quarterly Report 2017	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Eagle Pharmaceuticals, Inc.(a)	7,800	465,192
Exact Sciences Corp.(a)	42,741	2,013,956
Genomic Health, Inc.(a)	41,196	1,321,980
Ignyta, Inc.(a)	86,600	1,069,510
Immunomedics, Inc.(a)	77,700	1,086,246
Insmed, Inc.(a)	37,627	1,174,339
Intercept Pharmaceuticals, Inc.(a)	17,532	1,017,557
Jounce Therapeutics, Inc.(a)	74,302	1,157,625
Keryx Biopharmaceuticals, Inc.(a)	214,090	1,520,039
Ligand Pharmaceuticals, Inc.(a)	18,683	2,543,690
Loxo Oncology, Inc.(a)	42,757	3,938,775
NewLink Genetics Corp.(a)	145,600	1,482,208
Nightstar Therapeutics PLC, ADR(a)	39,611	760,531
OncoMed Pharmaceuticals, Inc.(a)	216,000	976,320
Ovid Therapeutics, Inc.(a)	175,172	1,501,224
Puma Biotechnology, Inc.(a)	31,240	3,740,990
Ra Pharmaceuticals, Inc.(a)	55,668	812,753
Sage Therapeutics, Inc.(a)	23,885	1,488,036
Spark Therapeutics, Inc.(a)	40,062	3,571,928
TESARO, Inc.(a)	17,645	2,277,969
Ultragenyx Pharmaceutical, Inc.(a)	31,753	1,691,165
Total		52,769,750
Health Care Equipment & Supplies 4.4%
Analogic Corp.	47,910	4,012,462
Angiodynamics, Inc.(a)	201,200	3,438,508
Anika Therapeutics, Inc.(a)	30,581	1,773,698
Atrion Corp.	3,506	2,356,032
CONMED Corp.	9,900	519,453
Haemonetics Corp.(a)	108,354	4,861,844
Halyard Health, Inc.(a)	40,600	1,828,218
Integer Holdings Corp.(a)	71,200	3,641,880
iRhythm Technologies, Inc.(a)	65,403	3,393,108
Lantheus Holdings, Inc.(a)	190,455	3,390,099
LeMaitre Vascular, Inc.	35,700	1,335,894
Masimo Corp.(a)	75,844	6,565,057
Merit Medical Systems, Inc.(a)	49,000	2,075,150
Natus Medical, Inc.(a)	36,916	1,384,350
OraSure Technologies, Inc.(a)	54,649	1,229,603
Orthofix International NV(a)	4,765	225,146
Common Stocks (continued)
Issuer	Shares	Value ($)
Teleflex, Inc.	8,200	1,984,154
Wright Medical Group NV(a)	57,100	1,477,177
Total		45,491,833
Health Care Providers & Services 3.3%
Acadia Healthcare Co., Inc.(a)	36,000	1,719,360
Almost Family, Inc.(a)	37,565	2,017,240
AMN Healthcare Services, Inc.(a)	162,311	7,417,613
Chemed Corp.	3,300	666,765
Cross Country Healthcare, Inc.(a)	41,900	596,237
Envision Healthcare Corp.(a)	38,900	1,748,555
HealthEquity, Inc.(a)	34,013	1,720,378
HealthSouth Corp.	82,606	3,828,788
Kindred Healthcare, Inc.	96,600	656,880
LHC Group, Inc.(a)	30,400	2,155,968
Molina Healthcare, Inc.(a)	68,229	4,691,426
Providence Service Corp. (The)(a)	61,000	3,298,880
Tivity Health, Inc.(a)	27,000	1,101,600
Triple-S Management Corp., Class B(a)	123,590	2,926,611
Total		34,546,301
Health Care Technology 0.3%
Evolent Health, Inc., Class A(a)	84,498	1,504,065
Medidata Solutions, Inc.(a)	26,072	2,035,180
Total		3,539,245
Life Sciences Tools & Services 1.3%
Bio-Techne Corp.	17,747	2,145,435
Cambrex Corp.(a)	58,147	3,198,085
INC Research Holdings, Inc. Class A(a)	73,880	3,863,924
Pra Health Sciences, Inc.(a)	54,850	4,177,924
Total		13,385,368
Pharmaceuticals 1.5%
Aerie Pharmaceuticals, Inc.(a)	42,350	2,058,210
Corcept Therapeutics, Inc.(a)	197,900	3,819,470
Horizon Pharma PLC(a)	101,000	1,280,680
Impax Laboratories, Inc.(a)	74,000	1,502,200
Pacira Pharmaceuticals, Inc.(a)	47,500	1,783,625

4	Columbia Variable Portfolio – U.S. Equities Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Phibro Animal Health Corp., Class A	84,500	3,130,725
Supernus Pharmaceuticals, Inc.(a)	41,835	1,673,400
Total		15,248,310
Total Health Care		164,980,807
Industrials 14.9%
Aerospace & Defense 0.7%
Curtiss-Wright Corp.	46,600	4,871,564
HEICO Corp., Class A	16,662	1,269,644
Moog, Inc., Class A(a)	17,100	1,426,653
Total		7,567,861
Air Freight & Logistics 0.4%
Forward Air Corp.	18,000	1,030,140
XPO Logistics, Inc.(a)	43,000	2,914,540
Total		3,944,680
Airlines 0.7%
Alaska Air Group, Inc.	27,000	2,059,290
Hawaiian Holdings, Inc.(a)	81,950	3,077,223
Skywest, Inc.	44,000	1,931,600
Total		7,068,113
Building Products 0.8%
Apogee Enterprises, Inc.	26,700	1,288,542
Caesarstone Ltd.(a)	107,100	3,191,580
Continental Building Product(a)	152,440	3,963,440
Total		8,443,562
Commercial Services & Supplies 3.0%
ABM Industries, Inc.	36,000	1,501,560
ACCO Brands Corp.(a)	273,000	3,248,700
Brady Corp., Class A	24,700	937,365
Brink’s Co. (The)	38,481	3,242,024
Copart, Inc.(a)	63,150	2,170,465
Deluxe Corp.	56,358	4,111,880
Essendant, Inc.	235,600	3,102,852
Healthcare Services Group, Inc.	31,111	1,679,061
Knoll, Inc.	58,601	1,172,020
MSA Safety, Inc.	50,600	4,023,206
Quad/Graphics, Inc.	40,185	908,583
Common Stocks (continued)
Issuer	Shares	Value ($)
SP Plus Corp.(a)	47,700	1,884,150
Unifirst Corp.	21,435	3,247,402
Total		31,229,268
Construction & Engineering 1.5%
Argan, Inc.	54,000	3,631,500
EMCOR Group, Inc.	61,200	4,246,056
Granite Construction, Inc.	40,200	2,329,590
MasTec, Inc.(a)	53,500	2,482,400
Primoris Services Corp.	109,100	3,209,722
Total		15,899,268
Electrical Equipment 0.8%
Atkore International Group, Inc.(a)	141,300	2,756,763
EnerSys	22,215	1,536,612
Generac Holdings, Inc.(a)	95,400	4,381,722
Total		8,675,097
Machinery 4.2%
Alamo Group, Inc.	35,400	3,800,898
Astec Industries, Inc.	12,300	688,923
Barnes Group, Inc.	100,194	7,057,665
ESCO Technologies, Inc.	24,077	1,443,416
Global Brass & Copper Holdings, Inc.	110,200	3,724,760
Harsco Corp.(a)	141,000	2,946,900
Hillenbrand, Inc.	21,600	839,160
Kadant, Inc.	34,900	3,439,395
Kennametal, Inc.	57,000	2,299,380
Mueller Industries, Inc.	44,000	1,537,800
Navistar International Corp.(a)	58,500	2,578,095
Nordson Corp.	9,174	1,087,119
Oshkosh Corp.	42,492	3,507,290
REV Group, Inc.	69,629	2,002,530
Toro Co. (The)	47,707	2,960,696
Wabash National Corp.	172,730	3,941,699
Total		43,855,726

Columbia Variable Portfolio – U.S. Equities Fund | Quarterly Report 2017	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 1.0%
ICF International, Inc.(a)	38,058	2,053,229
RPX Corp.(a)	261,465	3,472,255
TrueBlue, Inc.(a)	125,900	2,826,455
Wageworks, Inc.(a)	25,402	1,541,902
Total		9,893,841
Road & Rail 0.8%
ArcBest Corp.	124,180	4,153,821
Hertz Global Holdings, Inc.(a)	77,000	1,721,720
Knight-Swift Transportation Holdings, Inc.(a)	16,000	664,800
Saia, Inc.(a)	33,600	2,105,040
Total		8,645,381
Trading Companies & Distributors 1.0%
Applied Industrial Technologies, Inc.	67,285	4,427,353
DXP Enterprises, Inc.(a)	21,500	677,035
Rush Enterprises, Inc., Class A(a)	17,400	805,446
SiteOne Landscape Supply, Inc.(a)	26,721	1,552,490
Triton International Ltd.	52,000	1,730,560
Watsco, Inc.	8,742	1,408,074
Total		10,600,958
Total Industrials		155,823,755
Information Technology 16.2%
Communications Equipment 0.5%
ADTRAN, Inc.	38,400	921,600
Netscout Systems, Inc.(a)	77,800	2,516,830
Oclaro, Inc.(a)	185,000	1,596,550
Total		5,034,980
Electronic Equipment, Instruments & Components 3.3%
Anixter International, Inc.(a)	47,500	4,037,500
Benchmark Electronics, Inc.(a)	120,100	4,101,415
ePlus, Inc.(a)	10,900	1,007,705
II-VI, Inc.(a)	31,300	1,287,995
KEMET Corp.(a)	59,000	1,246,670
Methode Electronics, Inc.	88,300	3,739,505
Rogers Corp.(a)	11,900	1,586,032
Sanmina Corp.(a)	107,365	3,988,610
Scansource, Inc.(a)	90,000	3,928,500
Tech Data Corp.(a)	41,900	3,722,815
Common Stocks (continued)
Issuer	Shares	Value ($)
TTM Technologies, Inc.(a)	101,900	1,566,203
Vishay Intertechnology, Inc.	234,000	4,399,200
Total		34,612,150
Internet Software & Services 2.2%
Alteryx, Inc., Class A(a)	107,348	2,186,679
Apptio, Inc., Class A(a)	72,013	1,330,080
j2 Global, Inc.	78,463	5,796,846
LogMeIn, Inc.	17,559	1,932,368
Mimecast Ltd.(a)	82,329	2,339,790
MINDBODY, Inc., Class A(a)	86,729	2,241,945
New Relic, Inc.(a)	23,700	1,180,260
Nutanix, Inc., Class A(a)	54,643	1,223,457
Q2 Holdings, Inc.(a)	54,047	2,251,057
Shutterstock, Inc.(a)	19,500	649,155
SPS Commerce, Inc.(a)	21,022	1,192,158
Stamps.com, Inc.(a)	2,600	526,890
Total		22,850,685
IT Services 3.1%
Booz Allen Hamilton Holdings Corp.	55,000	2,056,450
Convergys Corp.	101,700	2,633,013
CoreLogic, Inc.(a)	21,508	994,100
Euronet Worldwide, Inc.(a)	25,884	2,453,544
EVERTEC, Inc.	199,705	3,165,324
MAXIMUS, Inc.	100,877	6,506,566
Perficient, Inc.(a)	61,600	1,211,672
Science Applications International Corp.	53,500	3,576,475
TeleTech Holdings, Inc.	73,500	3,068,625
Travelport Worldwide Ltd.	246,500	3,870,050
WNS Holdings Ltd., ADR(a)	78,007	2,847,256
Total		32,383,075
Semiconductors & Semiconductor Equipment 3.5%
Advanced Energy Industries, Inc.(a)	761	61,458
Ambarella, Inc.(a)	34,093	1,670,898
Amkor Technology, Inc.(a)	318,670	3,361,969
Brooks Automation, Inc.	36,000	1,092,960
Cabot Microelectronics Corp.	17,400	1,390,782
Cypress Semiconductor Corp.	163,000	2,448,260
Diodes, Inc.(a)	129,025	3,861,718

6	Columbia Variable Portfolio – U.S. Equities Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Entegris, Inc.(a)	166,300	4,797,755
Formfactor, Inc.(a)	29,400	495,390
Ichor Holdings Ltd.(a)	34,000	911,200
Inphi Corp.(a)	480	19,051
Kulicke & Soffa Industries, Inc.(a)	60,000	1,294,200
Marvell Technology Group Ltd.	144,000	2,577,600
Monolithic Power Systems, Inc.	27,069	2,884,202
ON Semiconductor Corp.(a)	106,700	1,970,749
Qorvo, Inc.(a)	14,500	1,024,860
Rudolph Technologies, Inc.(a)	94,900	2,495,870
Semtech Corp.(a)	44,392	1,666,920
Xcerra Corp.(a)	320,111	3,153,093
Total		37,178,935
Software 3.4%
Aspen Technology, Inc.(a)	120,946	7,596,618
Barracuda Networks, Inc.(a)	148,000	3,586,040
Blackline, Inc.(a)	49,564	1,691,124
CommVault Systems, Inc.(a)	67,900	4,128,320
CyberArk Software Ltd.(a)	27,297	1,119,177
Ebix, Inc.	16,800	1,096,200
Guidewire Software, Inc.(a)	18,673	1,453,880
Imperva, Inc.(a)	53,400	2,317,560
Manhattan Associates, Inc.(a)	25,677	1,067,393
Progress Software Corp.	108,800	4,152,896
Qualys, Inc.(a)	79,725	4,129,755
Take-Two Interactive Software, Inc.(a)	21,000	2,146,830
VASCO Data Security International, Inc.(a)	78,900	950,745
Total		35,436,538
Technology Hardware, Storage & Peripherals 0.2%
Electronics for Imaging, Inc.(a)	39,000	1,664,520
Total Information Technology		169,160,883
Materials 4.2%
Chemicals 2.6%
Albemarle Corp.	16,000	2,180,960
Ferro Corp.(a)	17,500	390,250
Huntsman Corp.	71,700	1,966,014
Innospec, Inc.	58,125	3,583,406
KMG Chemicals, Inc.	32,000	1,756,160
Common Stocks (continued)
Issuer	Shares	Value ($)
Koppers Holdings, Inc.(a)	30,500	1,407,575
Olin Corp.	73,500	2,517,375
Orion Engineered Carbons SA	124,952	2,805,173
Platform Specialty Products Corp.(a)	103,138	1,149,989
Quaker Chemical Corp.	7,000	1,035,650
Rayonier Advanced Materials, Inc.	216,700	2,968,790
Scotts Miracle-Gro Co. (The), Class A	12,251	1,192,512
Trinseo SA	60,200	4,039,420
Total		26,993,274
Containers & Packaging 0.4%
Greif, Inc., Class A	65,600	3,840,224
Metals & Mining 1.1%
Alcoa Corp.(a)	23,000	1,072,260
Materion Corp.	89,455	3,859,983
Schnitzer Steel Industries, Inc., Class A	92,600	2,606,690
United States Steel Corp.	43,500	1,116,210
Warrior Met Coal, Inc.	125,000	2,946,250
Total		11,601,393
Paper & Forest Products 0.1%
KapStone Paper and Packaging Corp.	78,000	1,676,220
Total Materials		44,111,111
Real Estate 6.6%
Equity Real Estate Investment Trusts (REITS) 6.5%
Alexandria Real Estate Equities, Inc.	21,200	2,522,164
American Assets Trust, Inc.	49,200	1,956,684
Ashford Hospitality Prime, Inc.	119,300	1,133,350
Chesapeake Lodging Trust	50,000	1,348,500
CoreCivic, Inc.	52,353	1,401,490
CorEnergy Infrastructure Trust, Inc.	95,794	3,386,318
DiamondRock Hospitality Co.	331,700	3,632,115
First Industrial Realty Trust, Inc.	77,900	2,344,011
Getty Realty Corp.	18,900	540,729
Highwoods Properties, Inc.	30,000	1,562,700
Hospitality Properties Trust	63,000	1,794,870
Hudson Pacific Properties, Inc.	51,100	1,713,383
Lexington Realty Trust	392,800	4,014,416
Mack-Cali Realty Corp.	70,700	1,676,297
Mid-America Apartment Communities, Inc.	18,400	1,966,592

Columbia Variable Portfolio – U.S. Equities Fund | Quarterly Report 2017	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
National Health Investors, Inc.	13,000	1,004,770
NorthStar Realty Europe Corp.	62,200	796,782
Potlatch Corp.	24,000	1,224,000
PS Business Parks, Inc.	46,725	6,237,787
QTS Realty Trust Inc., Class A	29,800	1,560,328
Ryman Hospitality Properties, Inc.	66,065	4,128,402
Sabra Health Care REIT, Inc.	151,300	3,319,522
Select Income REIT	109,300	2,559,806
Summit Hotel Properties, Inc.	213,505	3,413,945
Sun Communities, Inc.	21,600	1,850,688
Sunstone Hotel Investors, Inc.	254,600	4,091,422
Tier REIT, Inc.	72,500	1,399,250
UMH Properties, Inc.	79,934	1,242,974
Xenia Hotels & Resorts, Inc.	180,400	3,797,420
Total		67,620,715
Real Estate Management & Development 0.1%
Colliers International Group, Inc.	17,933	891,270
Total Real Estate		68,511,985
Telecommunication Services 0.4%
Diversified Telecommunication Services 0.2%
ATN International, Inc.	12,400	653,480
Consolidated Communications Holdings, Inc.	78,200	1,492,056
Total		2,145,536
Wireless Telecommunication Services 0.2%
Boingo Wireless, Inc.(a)	74,100	1,583,517
Total Telecommunication Services		3,729,053
Utilities 3.1%
Electric Utilities 1.1%
Allete, Inc.	24,500	1,893,605
Alliant Energy Corp.	38,000	1,579,660
El Paso Electric Co.	16,400	906,100
IDACORP, Inc.	6,300	553,959
Common Stocks (continued)
Issuer	Shares	Value ($)
Pinnacle West Capital Corp.	31,500	2,663,640
PNM Resources, Inc.	9,800	394,940
Portland General Electric Co.	90,800	4,144,112
Total		12,136,016
Gas Utilities 1.2%
Chesapeake Utilities Corp.	37,430	2,928,897
New Jersey Resources Corp.	93,900	3,957,885
South Jersey Industries, Inc.	68,000	2,348,040
Southwest Gas Corp.	44,695	3,469,226
Total		12,704,048
Independent Power and Renewable Electricity Producers 0.3%
Ormat Technologies, Inc.	50,800	3,101,340
Multi-Utilities 0.2%
CMS Energy Corp.	38,900	1,801,848
Water Utilities 0.3%
SJW Corp.	51,175	2,896,505
Total Utilities		32,639,757
Total Common Stocks (Cost $896,087,324)		1,030,830,966

Money Market Funds 1.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(b),(c)	17,206,943	17,206,943
Total Money Market Funds (Cost $17,206,943)		17,206,943
Total Investments (Cost: $913,294,267)		1,048,037,909
Other Assets & Liabilities, Net		(2,539,912)
Net Assets		1,045,497,997

At September 30, 2017, securities and/or cash totaling $299,750 were pledged as collateral.
8	Columbia Variable Portfolio – U.S. Equities Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, September 30, 2017 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 E-mini	120	12/2017	USD	8,957,400	348,777	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	15,973,478	247,516,987	(246,283,522)	17,206,943	253	241	110,726	17,206,943
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
Columbia Variable Portfolio – U.S. Equities Fund | Quarterly Report 2017	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Equities Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	139,213,130	—	—	—	139,213,130
Consumer Staples	25,288,578	—	—	—	25,288,578
Energy	42,977,277	—	—	—	42,977,277
Financials	184,394,630	—	—	—	184,394,630
Health Care	164,980,807	—	—	—	164,980,807
Industrials	155,823,755	—	—	—	155,823,755
Information Technology	169,160,883	—	—	—	169,160,883
Materials	44,111,111	—	—	—	44,111,111
Real Estate	68,511,985	—	—	—	68,511,985
Telecommunication Services	3,729,053	—	—	—	3,729,053
Utilities	32,639,757	—	—	—	32,639,757
Total Common Stocks	1,030,830,966	—	—	—	1,030,830,966
Money Market Funds	—	—	—	17,206,943	17,206,943
Total Investments	1,030,830,966	—	—	17,206,943	1,048,037,909
Derivatives
Asset
Futures Contracts	348,777	—	—	—	348,777
Total	1,031,179,743	—	—	17,206,943	1,048,386,686
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
10	Columbia Variable Portfolio – U.S. Equities Fund | Quarterly Report 2017

Portfolio of Investments
Variable Portfolio – American Century Diversified Bond Fund, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Non-Agency 5.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2012-3A Class A
03/20/2019	2.100%	20,000,000	20,019,854
Series 2013-1A Class A
09/20/2019	1.920%	11,196,000	11,193,519
Series 2014-1A Class A
07/20/2020	2.460%	15,000,000	15,048,067
BRE Grand Islander Timeshare Issuer LLC(a)
Series 2017-1A Class A
05/25/2029	2.940%	6,757,444	6,742,101
Enterprise Fleet Financing LLC(a)
Series 2016-1 Class A2
09/20/2021	1.830%	6,310,784	6,308,374
Series 2017-2 Class A2
01/20/2023	1.970%	15,475,000	15,467,043
Hertz Fleet Lease Funding LP(a),(b)
Series 2014-1 Class A
1-month USD LIBOR + 0.400% 04/10/2028	1.635%	150,823	150,824
Series 2016-1 Class A1
1-month USD LIBOR + 1.100% 04/10/2030	2.331%	8,116,140	8,137,759
Hertz Vehicle Financing LLC(a)
Series 2013-1A Class A2
08/25/2019	1.830%	12,275,000	12,230,239
Hilton Grand Vacations Trust(a)
Series 2013-A Class A
01/25/2026	2.280%	2,770,349	2,760,415
Series 2014-AA Class A
11/25/2026	1.770%	4,701,074	4,641,616
Series 2014-AA Class B
11/25/2026	2.070%	2,406,669	2,376,810
Series 2017-AA Class A
12/26/2028	2.660%	6,205,419	6,213,234
Honda Auto Receivables Owner Trust
Series 2017-1 Class A2
07/22/2019	1.420%	9,322,414	9,319,233
Hyundai Auto Receivables Trust
Series 2017-A Class A2A
02/18/2020	1.480%	16,000,000	15,992,002
MVW Owner Trust(a)
Series 2015-1A Class A
12/20/2032	2.520%	4,206,483	4,162,286
Sierra Receivables Funding Co., LLC(a)
Series 2017-1A Class A
03/20/2034	2.910%	7,796,845	7,858,454
Sierra Timeshare Receivables Funding LLC(a)
Series 2013-1A Class A
11/20/2029	1.590%	5,776,753	5,771,961
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2013-2A Class A
11/20/2025	2.280%	2,061,484	2,059,725
Series 2014-1 Class A
03/20/2030	2.070%	4,694,474	4,687,834
Series 2015-1A Class A
03/22/2032	2.400%	5,563,789	5,549,791
Series 2015-2A Class A
06/20/2032	2.430%	4,608,493	4,598,330
Series 2016-2A Class A
07/20/2033	2.330%	6,821,979	6,824,638
U.S. Airways Pass-Through Trust
Series 2013-1 Class A
11/15/2025	3.950%	1,361,378	1,415,795
VSE Mortgage LLC(a)
Subordinated Series 2017-A Class B
03/20/2035	2.630%	12,175,000	12,114,125
VSE VOI Mortgage LLC(a)
Series 2016-A Class A
07/20/2033	2.540%	9,567,838	9,502,285
Total Asset-Backed Securities — Non-Agency (Cost $201,275,009)			201,146,314

Commercial Mortgage-Backed Securities - Non-Agency 8.2%

Banc of America Merrill Lynch Commercial Mortgage Securities Trust(a),(b)
Series 2014-ICTS Class A
1-month USD LIBOR + 0.800% 06/15/2028	2.026%	10,000,000	10,005,342
Banc of America Merrill Lynch Commercial Mortgage Securities Trust(a)
Subordinated, Series 2015-200P Class B
04/14/2033	3.490%	15,000,000	15,283,081
BB-UBS Trust(a)
Series 2012-SHOW Class A
11/05/2036	3.430%	15,875,000	16,272,986
CD Mortgage Trust
Series 2016-CD1 Class AM
08/10/2049	2.926%	5,125,000	4,990,852
Colony Starwood Homes Trust(a),(b)
Series 2016-2A Class A
1-month USD LIBOR + 1.250% 12/17/2033	2.409%	17,459,969	17,565,239
Commercial Mortgage Trust(c)
Series 2014-CR15 Class B
02/10/2047	4.861%	10,000,000	10,764,587
Series 2016-CR28 Class B
02/10/2049	4.802%	11,055,000	11,687,305
Commercial Mortgage Trust
Series 2014-LC17 Class B
10/10/2047	4.490%	9,400,000	9,798,186

Variable Portfolio – American Century Diversified Bond Fund | Quarterly Report 2017	11

Portfolio of Investments   (continued)
Variable Portfolio – American Century Diversified Bond Fund, September 30, 2017 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014-UBS5 Class B
09/10/2047	4.514%	10,000,000	10,468,954
Series 2015-CR22 Class B
03/10/2048	3.926%	10,000,000	10,262,694
Subordinated, Series 2015-LC21 Class AM
07/10/2048	4.043%	20,000,000	20,787,456
Core Industrial Trust(a)
Series 2015-CALW Class B
02/10/2034	3.252%	8,750,000	8,924,207
Series 2015-TEXW Class B
02/10/2034	3.329%	6,400,000	6,510,852
Series 2015-WEST Class A
02/10/2037	3.292%	10,000,000	10,171,734
DBCG Mortgage Trust(a),(b)
Series 2017-BBG Class A
1-month USD LIBOR + 0.700% 06/15/2034	1.926%	15,100,000	15,104,749
GS Mortgage Securities Trust
Series 2015-GC28 Class AS
02/10/2048	3.759%	9,337,000	9,651,715
Invitation Homes Trust(a),(b)
Series 2014-SFR3 Class A
1-month USD LIBOR + 1.200% 12/17/2031	2.359%	3,349,931	3,350,970
Irvine Core Office Trust(a),(c)
Series 2013-IRV Class A2
05/15/2048	3.279%	12,000,000	12,285,523
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21 Class B
08/15/2047	4.341%	9,100,000	9,342,701
JPMDB Commercial Mortgage Securities Trust
Series 2017-C5 Class A4
03/15/2050	3.414%	16,030,000	16,536,804
JPMorgan Chase Commercial Mortgage Securities Trust(a),(b)
Series 2014-CBM Class B
1-month USD LIBOR + 1.400% 10/15/2029	2.626%	9,450,000	9,451,878
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-JP2 Class B
08/15/2049	3.460%	9,200,000	9,057,417
Series 2016-JP3 Class AS
08/15/2049	3.144%	9,500,000	9,309,735
JPMorgan Chase Commercial Mortgage Securities Trust(c)
Subordinated, Series 2013-C16 Class C
12/15/2046	5.140%	5,440,000	5,623,869
Morgan Stanley Capital I Trust(a),(c)
Series 2014-CPT Class C
07/13/2029	3.560%	6,550,000	6,673,395
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Progress Residential Trust(a),(b)
Series 2016-SFR2 Class A
1-month USD LIBOR + 1.400% 01/17/2034	2.610%	7,175,000	7,277,975
Progress Residential Trust(a)
Series 2017-SFR1 Class A
08/17/2034	2.768%	11,989,194	12,002,151
UBS Commercial Mortgage Trust
Series 2017-C1 Class A3
06/15/2050	3.196%	13,100,000	13,183,561
Wells Fargo Commercial Mortgage Trust
Series 2017-C38 Class A4
07/15/2050	3.190%	23,225,000	23,335,614
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $324,528,775)			325,681,532

Corporate Bonds & Notes(d) 41.3%

Aerospace & Defense 0.3%
Boeing Co. (The)
10/30/2022	2.200%	2,460,000	2,448,150
Lockheed Martin Corp.
01/15/2026	3.550%	2,840,000	2,934,481
03/01/2045	3.800%	1,520,000	1,484,197
Oshkosh Corp.
03/01/2022	5.375%	4,260,000	4,438,498
Rockwell Collins, Inc.
04/15/2047	4.350%	1,000,000	1,039,941
Total			12,345,267
Airlines 0.1%
United Airlines, Inc. Pass-Through Trust
09/03/2022	4.625%	2,433,453	2,476,929
United Continental Holdings, Inc.
10/01/2022	4.250%	3,510,000	3,543,092
Total			6,020,021
Apartment REIT 0.1%
Essex Portfolio LP
08/15/2022	3.625%	1,590,000	1,643,704
05/01/2023	3.250%	2,205,000	2,223,853
Total			3,867,557
Automotive 1.6%
Ford Motor Co.
12/08/2026	4.346%	1,960,000	2,037,667

12	Variable Portfolio – American Century Diversified Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – American Century Diversified Bond Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Motor Credit Co. LLC
05/15/2018	5.000%	8,940,000	9,114,312
01/15/2020	8.125%	1,600,000	1,802,685
08/02/2021	5.875%	5,150,000	5,733,361
08/03/2022	2.979%	2,300,000	2,297,941
General Motors Co.
04/01/2038	5.150%	3,100,000	3,183,061
General Motors Financial Co., Inc.
05/15/2018	3.250%	5,720,000	5,769,129
01/15/2019	3.100%	1,380,000	1,399,018
07/06/2021	3.200%	1,970,000	2,005,139
03/01/2026	5.250%	3,730,000	4,062,354
Goodyear Tire & Rubber Co. (The)
11/15/2023	5.125%	6,050,000	6,323,527
Jaguar Land Rover Automotive PLC(a)
12/15/2018	4.125%	3,340,000	3,406,730
03/15/2020	3.500%	2,000,000	2,020,394
Nemak SAB de CV(a)
02/28/2023	5.500%	1,700,000	1,750,565
Tenneco, Inc.
07/15/2026	5.000%	5,260,000	5,388,770
ZF North America Capital, Inc.(a)
04/29/2020	4.000%	6,500,000	6,720,844
Total			63,015,497
Banking 8.5%
Ally Financial, Inc.
05/21/2018	3.600%	4,836,000	4,868,662
03/30/2025	4.625%	4,000,000	4,193,124
American Express Credit Corp.
09/14/2020	2.600%	1,495,000	1,517,126
Banco General SA(a)
08/07/2027	4.125%	6,800,000	6,791,833
Banco Inbursa SA Institucion de Banca Multiple(a)
04/11/2027	4.375%	7,100,000	7,114,839
Banco Santander SA
04/11/2022	3.500%	3,600,000	3,689,024
Bank of America Corp.
07/01/2020	5.625%	2,670,000	2,907,088
01/24/2022	5.700%	6,910,000	7,766,163
01/21/2044	5.000%	2,130,000	2,470,402
Subordinated
08/26/2024	4.200%	10,620,000	11,158,147
01/22/2025	4.000%	1,750,000	1,810,473
Bank of America Corp.(e)
01/20/2048	4.443%	1,330,000	1,438,982
Bank of America NA
Subordinated
10/15/2036	6.000%	1,570,000	2,001,547
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banque Fédérative du Crédit Mutuel SA(a)
04/12/2019	2.000%	2,540,000	2,543,894
Barclays Bank PLC
Subordinated
10/14/2020	5.140%	1,030,000	1,101,168
Barclays PLC
01/12/2026	4.375%	1,500,000	1,566,528
01/10/2047	4.950%	1,800,000	1,976,890
BB&T Corp.
Subordinated
09/16/2025	3.625%	1,493,000	1,552,923
10/30/2026	3.800%	1,650,000	1,738,838
BBVA Bancomer SA(a)
Subordinated
09/30/2022	6.750%	7,000,000	8,033,249
BNP Paribas SA(a)
Subordinated
09/28/2025	4.375%	1,600,000	1,668,891
BPCE SA(a)
Subordinated
07/21/2024	5.150%	2,960,000	3,194,367
Capital One Bank USA NA
06/05/2019	2.300%	1,490,000	1,494,409
Subordinated
02/15/2023	3.375%	2,680,000	2,717,692
Capital One Financial Corp.
Subordinated
10/29/2025	4.200%	4,415,000	4,534,333
Capital One NA
08/17/2018	2.350%	3,500,000	3,514,409
Citigroup, Inc.
05/01/2018	1.750%	13,150,000	13,153,669
04/08/2019	2.550%	2,200,000	2,218,878
04/25/2022	2.750%	4,200,000	4,222,751
Subordinated
09/29/2027	4.450%	16,110,000	17,001,785
Commerzbank AG(a)
Subordinated
09/19/2023	8.125%	1,490,000	1,810,275
Cooperatieve Rabobank UA
02/08/2022	3.875%	3,590,000	3,803,601
Subordinated
11/09/2022	3.950%	1,000,000	1,050,059
Credit Suisse Group Funding Guernsey Ltd.
04/16/2021	3.450%	3,420,000	3,509,700
Discover Bank
07/27/2026	3.450%	3,920,000	3,838,350

Variable Portfolio – American Century Diversified Bond Fund | Quarterly Report 2017	13

Portfolio of Investments   (continued)
Variable Portfolio – American Century Diversified Bond Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fifth Third Bancorp
Subordinated
01/16/2024	4.300%	2,710,000	2,876,410
Fifth Third Bank
10/01/2021	2.875%	2,230,000	2,273,958
Goldman Sachs Group, Inc. (The)
12/13/2019	2.300%	9,240,000	9,281,090
03/15/2020	5.375%	7,570,000	8,123,216
09/15/2020	2.750%	1,530,000	1,549,687
01/24/2022	5.750%	3,100,000	3,474,201
01/23/2025	3.500%	6,510,000	6,609,922
11/16/2026	3.500%	1,300,000	1,302,673
07/08/2044	4.800%	4,730,000	5,289,881
Subordinated
10/21/2025	4.250%	2,040,000	2,127,665
05/22/2045	5.150%	1,750,000	2,003,396
HBOS PLC(a)
Subordinated
05/21/2018	6.750%	2,280,000	2,344,907
HSBC Bank USA NA
Subordinated
11/01/2034	5.875%	820,000	1,023,235
HSBC Holdings PLC(e)
03/13/2023	3.262%	1,950,000	1,991,077
HSBC Holdings PLC
03/08/2026	4.300%	6,000,000	6,439,692
Subordinated
11/23/2026	4.375%	4,090,000	4,271,310
Intesa Sanpaolo SpA(a)
Subordinated
06/26/2024	5.017%	3,080,000	3,131,285
JPMorgan Chase & Co.
03/01/2021	2.550%	1,770,000	1,786,321
05/10/2021	4.625%	7,100,000	7,658,174
09/23/2022	3.250%	3,280,000	3,390,700
01/23/2025	3.125%	7,500,000	7,546,275
Subordinated
09/10/2024	3.875%	5,470,000	5,693,203
06/01/2045	4.950%	2,400,000	2,734,015
JPMorgan Chase & Co.(e)
05/01/2028	3.540%	3,460,000	3,499,091
07/24/2038	3.882%	2,200,000	2,211,876
KeyBank NA
Subordinated
05/20/2026	3.400%	1,250,000	1,246,975
KeyCorp
12/13/2018	2.300%	3,440,000	3,458,524
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley
09/23/2019	5.625%	5,390,000	5,754,262
05/19/2022	2.750%	2,400,000	2,412,058
10/23/2024	3.700%	2,710,000	2,809,595
07/23/2025	4.000%	15,000,000	15,795,525
01/22/2047	4.375%	1,170,000	1,244,356
PNC Bank NA
Subordinated
07/25/2023	3.800%	1,750,000	1,846,341
PNC Financial Services Group, Inc. (The)
08/11/2020	4.375%	2,430,000	2,580,526
Regions Bank
Subordinated
06/26/2037	6.450%	2,000,000	2,476,506
Regions Financial Corp.
08/14/2022	2.750%	1,860,000	1,859,327
SunTrust Bank
Subordinated
05/15/2026	3.300%	1,500,000	1,483,166
Synchrony Financial
01/15/2019	2.600%	4,130,000	4,157,514
08/15/2019	3.000%	1,100,000	1,113,926
Turkiye Garanti Bankasi AS(a)
03/16/2023	5.875%	6,000,000	6,271,416
U.S. Bancorp
03/15/2022	3.000%	960,000	989,159
Subordinated
09/11/2024	3.600%	630,000	656,316
UBS Group Funding Switzerland AG(a)
05/23/2023	3.491%	4,300,000	4,402,241
09/24/2025	4.125%	1,720,000	1,809,182
UniCredit SpA(a),(e)
Subordinated
06/19/2032	5.861%	9,040,000	9,489,550
US Bank NA
01/27/2025	2.800%	2,390,000	2,384,376
Wells Fargo & Co.
07/22/2020	2.600%	5,390,000	5,459,057
01/24/2023	3.069%	2,850,000	2,897,863
09/29/2025	3.550%	4,890,000	5,009,546
Subordinated
08/15/2023	4.125%	1,300,000	1,376,231
06/03/2026	4.100%	1,750,000	1,815,658
01/15/2044	5.606%	2,861,000	3,463,632
11/04/2044	4.650%	2,295,000	2,454,307
Total			339,324,464
Brokerage/Asset Managers/Exchanges 0.1%
Jefferies Group LLC
01/15/2027	4.850%	2,130,000	2,250,890

14	Variable Portfolio – American Century Diversified Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – American Century Diversified Bond Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.3%
Masco Corp.
04/01/2025	4.450%	6,250,000	6,673,594
04/01/2026	4.375%	1,000,000	1,061,136
Owens Corning
12/15/2022	4.200%	2,185,000	2,315,390
Total			10,050,120
Cable and Satellite 1.7%
CCO Holdings LLC/Capital Corp.
09/30/2022	5.250%	6,110,000	6,297,088
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	3,000,000	3,039,414
Charter Communications Operating LLC/Capital
07/23/2025	4.908%	11,070,000	11,844,623
10/23/2045	6.484%	1,000,000	1,172,588
Comcast Corp.
03/01/2026	3.150%	1,550,000	1,559,850
08/15/2035	4.400%	1,650,000	1,789,103
11/15/2035	6.500%	178,000	236,280
05/15/2038	6.400%	4,910,000	6,550,515
03/01/2044	4.750%	808,000	902,391
CSC Holdings LLC(a)
04/15/2027	5.500%	4,800,000	4,990,704
Globo Comunicacao e Participacoes SA(a)
06/08/2025	4.843%	6,077,000	6,247,825
NBCUniversal Media LLC
04/01/2021	4.375%	5,420,000	5,826,159
01/15/2023	2.875%	1,510,000	1,535,638
Sirius XM Radio, Inc.(a)
07/15/2024	6.000%	1,900,000	2,044,153
04/15/2025	5.375%	4,000,000	4,217,760
Time Warner Cable LLC
07/01/2018	6.750%	1,570,000	1,626,137
09/01/2041	5.500%	730,000	765,612
09/15/2042	4.500%	960,000	908,445
Virgin Media Secured Finance PLC(a)
01/15/2026	5.250%	6,100,000	6,365,673
Total			67,919,958
Chemicals 0.2%
Ashland LLC(e)
08/15/2022	4.750%	3,110,000	3,290,638
Eastman Chemical Co.
08/15/2022	3.600%	1,420,000	1,476,397
LyondellBasell Industries NV
04/15/2019	5.000%	1,689,000	1,751,891
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sherwin-Williams Co. (The)
06/01/2027	3.450%	1,840,000	1,855,035
Total			8,373,961
Construction Machinery 0.3%
Ashtead Capital, Inc.(a)
08/15/2025	4.125%	1,700,000	1,751,000
Caterpillar Financial Services Corp.
06/01/2022	2.850%	2,890,000	2,951,054
John Deere Capital Corp.
10/15/2021	3.150%	1,250,000	1,292,352
United Rentals North America, Inc.
07/15/2023	4.625%	3,300,000	3,450,368
11/15/2024	5.750%	3,780,000	4,018,144
Total			13,462,918
Consumer Cyclical Services 0.2%
Amazon.com, Inc.(a)
08/22/2027	3.150%	4,660,000	4,692,168
08/22/2037	3.875%	1,300,000	1,323,208
Visa, Inc.
09/15/2027	2.750%	2,220,000	2,180,626
Total			8,196,002
Consumer Products 0.3%
Newell Brands, Inc.
11/15/2023	5.000%	2,000,000	2,132,118
04/01/2046	5.500%	2,280,000	2,707,432
Newell, Inc.
04/01/2026	4.200%	2,820,000	2,971,606
Spectrum Brands, Inc.
07/15/2025	5.750%	5,810,000	6,215,764
Total			14,026,920
Diversified Manufacturing 0.2%
General Electric Co.
10/09/2022	2.700%	3,900,000	3,981,525
10/09/2042	4.125%	2,160,000	2,278,593
United Technologies Corp.
04/15/2040	5.700%	1,420,000	1,767,688
11/01/2046	3.750%	1,800,000	1,736,651
Total			9,764,457
Electric 2.1%
AEP Transmission Co. LLC(a)
12/01/2047	3.750%	1,200,000	1,195,438
AES Corp.
05/15/2023	4.875%	2,000,000	2,054,808
05/15/2026	6.000%	2,250,000	2,420,444

Variable Portfolio – American Century Diversified Bond Fund | Quarterly Report 2017	15

Portfolio of Investments   (continued)
Variable Portfolio – American Century Diversified Bond Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Calpine Corp.(a)
01/15/2024	5.875%	1,500,000	1,549,905
Calpine Corp.
01/15/2025	5.750%	1,130,000	1,067,608
CMS Energy Corp.
06/15/2019	8.750%	3,330,000	3,691,422
Consolidated Edison Co. of New York, Inc.
03/01/2043	3.950%	2,290,000	2,346,943
Covanta Holding Corp.
03/01/2024	5.875%	3,540,000	3,519,033
Dominion Energy, Inc.
06/15/2018	6.400%	1,880,000	1,939,855
09/15/2022	2.750%	2,630,000	2,641,556
12/01/2024	3.625%	1,820,000	1,881,476
10/01/2025	3.900%	3,000,000	3,130,083
08/01/2041	4.900%	2,050,000	2,263,544
Duke Energy Corp.
09/15/2021	3.550%	2,860,000	2,981,561
Duke Energy Florida LLC
09/15/2037	6.350%	1,170,000	1,580,975
11/15/2042	3.850%	2,830,000	2,870,953
Duke Energy Progress LLC
08/15/2025	3.250%	1,570,000	1,606,909
12/01/2044	4.150%	1,565,000	1,663,385
Enel Finance International NV(a)
05/25/2022	2.875%	3,470,000	3,501,199
Exelon Corp.
12/01/2020	5.150%	2,020,000	2,171,955
04/15/2046	4.450%	1,960,000	2,051,491
Exelon Generation Co. LLC
06/15/2022	4.250%	900,000	962,625
06/15/2042	5.600%	760,000	779,006
FirstEnergy Corp.
03/15/2023	4.250%	6,480,000	6,859,806
Florida Power & Light Co.
02/01/2042	4.125%	3,380,000	3,630,573
Georgia Power Co.
03/15/2042	4.300%	700,000	731,012
IPALCO Enterprises, Inc.
07/15/2020	3.450%	3,270,000	3,308,478
MidAmerican Energy Co.
10/15/2044	4.400%	2,790,000	3,063,560
NextEra Energy Capital Holdings, Inc.(b)
Junior Subordinated
3-month USD LIBOR + 3.348% 09/01/2067	4.664%	1,800,000	1,801,395
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	5,900,000	6,013,557
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pacific Gas & Electric Co.
12/01/2046	4.000%	2,515,000	2,620,197
Potomac Electric Power Co.
03/15/2024	3.600%	1,550,000	1,626,604
Progress Energy, Inc.
04/01/2022	3.150%	900,000	917,665
Southern Power Co.
09/15/2041	5.150%	500,000	544,216
Xcel Energy, Inc.
12/01/2026	3.350%	1,210,000	1,223,804
Total			82,213,041
Environmental 0.2%
Republic Services, Inc.
06/01/2022	3.550%	3,200,000	3,337,965
Waste Management, Inc.
06/30/2020	4.750%	2,890,000	3,093,647
03/01/2045	4.100%	2,222,000	2,333,415
Total			8,765,027
Finance Companies 0.7%
AerCap Ireland Capital Ltd./Global Aviation Trust
05/15/2019	3.750%	7,340,000	7,512,872
CIT Group, Inc.
08/15/2022	5.000%	2,930,000	3,164,388
GE Capital International Funding Co. Unlimited Co.
11/15/2020	2.342%	15,671,000	15,818,730
International Lease Finance Corp.
05/15/2019	6.250%	1,800,000	1,913,530
Total			28,409,520
Food and Beverage 1.3%
Anheuser-Busch InBev Finance, Inc.
02/01/2023	3.300%	7,150,000	7,412,283
02/01/2026	3.650%	4,710,000	4,872,307
02/01/2046	4.900%	6,200,000	7,043,628
Anheuser-Busch InBev Worldwide, Inc.
01/15/2019	7.750%	3,000,000	3,222,144
Aramark Services, Inc.(a)
04/01/2025	5.000%	2,410,000	2,565,096
Constellation Brands, Inc.
11/15/2019	3.875%	5,500,000	5,707,839
12/01/2025	4.750%	3,470,000	3,818,766
Kraft Heinz Foods Co.
07/15/2025	3.950%	2,245,000	2,311,784
07/15/2045	5.200%	1,750,000	1,913,828
06/01/2046	4.375%	620,000	609,575

16	Variable Portfolio – American Century Diversified Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – American Century Diversified Bond Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	5,810,000	6,077,388
Molson Coors Brewing Co.
07/15/2026	3.000%	1,970,000	1,918,849
Post Holdings, Inc.(a)
08/15/2026	5.000%	3,000,000	2,995,287
Sysco Corp.
07/15/2026	3.300%	1,380,000	1,383,455
Total			51,852,229
Gaming 0.5%
GLP Capital LP/Financing II, Inc.
11/01/2020	4.875%	5,930,000	6,267,150
International Game Technology PLC(a)
02/15/2022	6.250%	5,773,000	6,372,815
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
09/01/2026	4.500%	5,830,000	5,912,092
Total			18,552,057
Health Care 1.7%
Abbott Laboratories
09/15/2018	2.000%	1,410,000	1,413,469
11/30/2026	3.750%	3,930,000	4,033,618
Becton Dickinson and Co.
12/15/2024	3.734%	3,630,000	3,725,200
06/06/2027	3.700%	1,440,000	1,456,438
Catholic Health Initiatives
11/01/2022	2.950%	1,425,000	1,400,446
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	3,000,000	2,956,341
DaVita, Inc.
07/15/2024	5.125%	6,480,000	6,487,724
Express Scripts Holding Co.
03/01/2027	3.400%	1,140,000	1,127,481
Fresenius Medical Care US Finance II, Inc.(a)
10/15/2020	4.125%	1,000,000	1,046,520
HCA, Inc.
03/15/2019	3.750%	7,020,000	7,170,958
03/15/2024	5.000%	1,000,000	1,066,355
02/01/2025	5.375%	2,100,000	2,219,358
Medtronic, Inc.
03/15/2020	2.500%	2,300,000	2,334,173
03/15/2025	3.500%	2,860,000	2,982,305
03/15/2035	4.375%	2,680,000	2,953,339
Northwell Healthcare, Inc.
11/01/2047	4.260%	1,370,000	1,378,731
NYU Hospitals Center
07/01/2042	4.428%	1,000,000	1,049,256
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Quintiles IMS, Inc.(a)
10/15/2026	5.000%	3,600,000	3,818,696
Tenet Healthcare Corp.
10/01/2021	4.375%	2,500,000	2,533,140
Tenet Healthcare Corp.(a)
05/01/2025	5.125%	4,330,000	4,271,480
Thermo Fisher Scientific, Inc.
08/15/2021	3.600%	3,590,000	3,744,754
02/15/2022	3.300%	896,000	925,996
02/01/2044	5.300%	1,470,000	1,727,094
Universal Health Services, Inc.(a)
08/01/2019	3.750%	1,000,000	1,024,175
08/01/2022	4.750%	2,000,000	2,068,900
Zimmer Biomet Holdings, Inc.
04/01/2020	2.700%	1,740,000	1,756,022
Total			66,671,969
Healthcare Insurance 0.3%
Aetna, Inc.
11/15/2022	2.750%	2,010,000	2,025,252
UnitedHealth Group, Inc.
12/15/2021	2.875%	2,110,000	2,161,710
03/15/2022	2.875%	3,600,000	3,677,990
07/15/2025	3.750%	2,500,000	2,654,155
07/15/2045	4.750%	1,700,000	1,962,324
Total			12,481,431
Healthcare REIT 0.0%
Welltower, Inc.
03/15/2023	3.750%	1,440,000	1,500,110
Home Construction 0.5%
D.R. Horton, Inc.
08/15/2023	5.750%	1,100,000	1,252,049
Lennar Corp.
12/15/2017	4.750%	2,150,000	2,152,711
04/01/2021	4.750%	5,205,000	5,478,721
04/30/2024	4.500%	2,000,000	2,063,538
MDC Holdings, Inc.
01/15/2024	5.500%	2,330,000	2,513,585
Toll Brothers Finance Corp.
11/01/2019	6.750%	675,000	733,436
TRI Pointe Group, Inc./Homes
06/15/2019	4.375%	3,540,000	3,621,763
06/15/2024	5.875%	2,600,000	2,786,782
Total			20,602,585

Variable Portfolio – American Century Diversified Bond Fund | Quarterly Report 2017	17

Portfolio of Investments   (continued)
Variable Portfolio – American Century Diversified Bond Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Independent Energy 1.4%
Anadarko Petroleum Corp.
03/15/2026	5.550%	2,710,000	3,020,823
09/15/2036	6.450%	1,610,000	1,911,102
Antero Resources Corp.
12/01/2022	5.125%	4,717,000	4,814,128
Apache Corp.
04/15/2043	4.750%	1,910,000	1,919,548
Cimarex Energy Co.
06/01/2024	4.375%	4,000,000	4,232,048
Concho Resources, Inc.
01/15/2025	4.375%	4,390,000	4,619,413
ConocoPhillips Holding Co.
04/15/2029	6.950%	2,560,000	3,317,635
Continental Resources, Inc.
09/15/2022	5.000%	2,820,000	2,864,968
06/01/2024	3.800%	2,480,000	2,393,698
EnCana Corp.
02/01/2038	6.500%	2,590,000	3,056,195
EOG Resources, Inc.
02/01/2021	4.100%	1,830,000	1,930,516
Hess Corp.
01/15/2040	6.000%	2,910,000	3,025,562
Marathon Oil Corp.
06/01/2025	3.850%	3,450,000	3,448,779
06/01/2045	5.200%	1,000,000	1,008,090
Newfield Exploration Co.
01/30/2022	5.750%	6,320,000	6,770,142
Noble Energy, Inc.
12/15/2021	4.150%	2,640,000	2,781,293
Range Resources Corp.
05/15/2025	4.875%	3,000,000	2,943,474
Whiting Petroleum Corp.
03/15/2021	5.750%	1,500,000	1,470,450
Total			55,527,864
Integrated Energy 0.8%
BP Capital Markets PLC
10/01/2020	4.500%	1,440,000	1,541,416
05/10/2023	2.750%	2,380,000	2,386,873
Cenovus Energy, Inc.(a)
04/15/2027	4.250%	1,470,000	1,457,517
Exxon Mobil Corp.
03/06/2025	2.709%	3,740,000	3,750,319
03/01/2026	3.043%	2,800,000	2,850,296
Lukoil International Finance BV(a)
11/02/2026	4.750%	6,700,000	7,053,861
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Shell International Finance BV
05/11/2025	3.250%		3,310,000	3,390,019
08/21/2042	3.625%		2,890,000	2,758,667
08/12/2043	4.550%		1,150,000	1,250,776
Suncor Energy, Inc.
06/15/2038	6.500%		900,000	1,168,231
Total Capital Canada Ltd.
07/15/2023	2.750%		2,550,000	2,576,020
Total				30,183,995
Leisure 0.1%
Royal Caribbean Cruises Ltd.
11/15/2022	5.250%		2,320,000	2,568,871
Life Insurance 0.8%
American International Group, Inc.
02/15/2024	4.125%		9,750,000	10,358,225
07/16/2044	4.500%		1,570,000	1,638,705
CNP Assurances(a),(e)
Subordinated
12/31/2049	4.000%	EUR	5,000,000	6,384,649
MetLife, Inc.
08/13/2042	4.125%		1,020,000	1,042,974
11/13/2043	4.875%		1,480,000	1,673,149
Principal Financial Group, Inc.
09/15/2022	3.300%		750,000	768,545
Prudential Financial, Inc.
06/21/2020	5.375%		1,270,000	1,379,545
12/14/2036	5.700%		510,000	626,828
05/12/2041	5.625%		3,230,000	3,963,536
Prudential Financial, Inc.(e)
Junior Subordinated
09/15/2042	5.875%		3,800,000	4,206,364
Voya Financial, Inc.
07/15/2043	5.700%		1,440,000	1,684,836
Total				33,727,356
Lodging 0.1%
Hilton Domestic Operating Co., Inc.
09/01/2024	4.250%		5,230,000	5,328,889
Media and Entertainment 1.9%
21st Century Fox America, Inc.
10/15/2025	3.700%		1,000,000	1,032,003
08/15/2039	6.900%		1,590,000	2,129,681
09/15/2044	4.750%		1,080,000	1,143,748
AMC Networks, Inc.
08/01/2025	4.750%		2,960,000	2,982,348
Cablevision SA(a)
06/15/2021	6.500%		5,400,000	5,759,899

18	Variable Portfolio – American Century Diversified Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – American Century Diversified Bond Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CBS Corp.
01/15/2025	3.500%	1,220,000	1,237,744
07/01/2042	4.850%	700,000	741,232
Discovery Communications LLC
08/15/2019	5.625%	827,000	879,863
03/20/2028	3.950%	7,410,000	7,384,843
Interpublic Group of Companies, Inc. (The)
03/15/2022	4.000%	1,565,000	1,643,951
Lamar Media Corp.
01/15/2024	5.375%	6,390,000	6,742,964
Netflix, Inc.
02/01/2021	5.375%	3,840,000	4,131,898
03/01/2024	5.750%	2,890,000	3,141,051
Nielsen Finance LLC/Co.(a)
04/15/2022	5.000%	4,876,000	5,052,224
Omnicom Group, Inc.
04/15/2026	3.600%	3,300,000	3,331,340
S&P Global, Inc.
08/14/2020	3.300%	1,690,000	1,731,473
TEGNA, Inc.
07/15/2020	5.125%	4,650,000	4,772,379
Time Warner, Inc.
01/15/2021	4.700%	1,900,000	2,032,975
07/15/2025	3.600%	7,000,000	7,026,068
02/15/2027	3.800%	2,000,000	2,003,868
12/15/2043	5.350%	1,000,000	1,077,536
Viacom Inc.(e)
Junior Subordinated
02/28/2057	6.250%	950,000	955,781
Viacom, Inc.
06/15/2022	3.125%	3,500,000	3,469,483
09/01/2023	4.250%	2,640,000	2,711,647
Walt Disney Co. (The)
06/01/2044	4.125%	1,100,000	1,151,979
Total			74,267,978
Metals and Mining 0.7%
Alcoa Nederland Holding BV(a)
09/30/2024	6.750%	2,500,000	2,766,435
Barrick North America Finance LLC
05/01/2043	5.750%	710,000	863,199
Constellium NV(a)
03/01/2025	6.625%	1,950,000	1,997,615
Freeport-McMoRan, Inc.
03/15/2023	3.875%	2,760,000	2,714,753
Glencore Finance Canada Ltd.(a)
11/15/2021	4.950%	1,830,000	1,974,098
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Novolipetsk Steel via Steel Funding DAC(a)
09/21/2024	4.000%	3,900,000	3,890,640
Southern Copper Corp.
11/08/2042	5.250%	1,030,000	1,094,824
Steel Dynamics, Inc.
10/01/2024	5.500%	5,000,000	5,348,035
12/15/2026	5.000%	3,500,000	3,729,026
Vale Overseas Ltd.
08/10/2026	6.250%	1,800,000	2,045,648
Total			26,424,273
Midstream 2.3%
AmeriGas Partners LP/Finance Corp.
08/20/2026	5.875%	5,000,000	5,224,380
05/20/2027	5.750%	1,500,000	1,537,508
Andeavor Logistics LP/Tesoro Finance Corp.
10/15/2019	5.500%	2,000,000	2,102,342
Boardwalk Pipelines LP
07/15/2027	4.450%	1,340,000	1,366,696
Enbridge Energy Partners LP
03/15/2020	5.200%	2,020,000	2,149,024
Enbridge, Inc.
10/01/2023	4.000%	1,450,000	1,522,084
06/10/2044	4.500%	1,300,000	1,306,449
Energy Transfer Equity LP
10/15/2020	7.500%	1,662,000	1,872,976
Energy Transfer Partners LP
10/01/2020	4.150%	2,140,000	2,234,759
02/01/2023	3.600%	2,770,000	2,814,774
03/15/2035	4.900%	1,500,000	1,462,959
02/01/2042	6.500%	1,771,000	2,007,701
Enterprise Products Operating LLC
09/01/2020	5.200%	5,020,000	5,436,700
03/15/2044	4.850%	4,160,000	4,428,877
Enterprise Products Operating LLC(e)
01/15/2068	7.034%	2,020,000	2,045,177
Kinder Morgan Energy Partners LP
04/01/2020	6.500%	1,870,000	2,044,170
09/15/2020	5.300%	1,600,000	1,724,808
09/01/2039	6.500%	2,000,000	2,295,028
Kinder Morgan, Inc.
06/01/2045	5.550%	2,510,000	2,704,565
Magellan Midstream Partners LP
07/15/2019	6.550%	2,740,000	2,945,064
MPLX LP
06/01/2025	4.875%	4,700,000	5,042,386
03/01/2047	5.200%	650,000	681,441
ONEOK, Inc.
07/13/2027	4.000%	2,500,000	2,524,773

Variable Portfolio – American Century Diversified Bond Fund | Quarterly Report 2017	19

Portfolio of Investments   (continued)
Variable Portfolio – American Century Diversified Bond Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Plains All American Pipeline LP/Finance Corp.
06/01/2022	3.650%	3,360,000	3,383,769
Sabine Pass Liquefaction LLC
03/01/2025	5.625%	6,800,000	7,500,760
Suburban Propane Partners LP/Energy Finance Corp.
03/01/2025	5.750%	958,000	955,028
Sunoco Logistics Partners Operations LP
01/15/2023	3.450%	4,665,000	4,696,209
07/15/2026	3.900%	1,350,000	1,339,691
Targa Resources Partners LP/Finance Corp.
11/15/2023	4.250%	2,140,000	2,118,508
TransCanada PipeLines Ltd.
08/01/2022	2.500%	1,800,000	1,800,587
Williams Companies, Inc. (The)
01/15/2023	3.700%	4,075,000	4,061,092
Williams Partners LP
11/15/2020	4.125%	3,530,000	3,697,255
09/15/2045	5.100%	2,660,000	2,795,939
Total			89,823,479
Natural Gas 0.2%
NiSource Finance Corp.
02/01/2045	5.650%	1,870,000	2,271,799
Sempra Energy
10/01/2022	2.875%	1,830,000	1,839,055
06/15/2027	3.250%	2,160,000	2,134,795
Total			6,245,649
Office REIT 0.2%
Boston Properties LP
02/01/2026	3.650%	1,400,000	1,425,600
Hudson Pacific Properties LP(f)
11/01/2027	3.950%	2,300,000	2,288,737
Kilroy Realty LP
01/15/2023	3.800%	3,200,000	3,290,243
10/01/2025	4.375%	690,000	723,469
Total			7,728,049
Oil Field Services 0.1%
Ensco PLC
03/15/2025	5.200%	950,000	799,587
Halliburton Co.
11/15/2025	3.800%	2,930,000	3,012,594
Noble Holding International Ltd.
01/15/2024	7.750%	2,150,000	1,912,408
Total			5,724,589
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other Financial Institutions 0.1%
GrupoSura Finance SA(a)
04/29/2026	5.500%	4,600,000	5,022,855
Other Industry 0.2%
CK Hutchison International 17 II Ltd.(a)
09/29/2020	2.250%	6,140,000	6,121,083
Other REIT 0.1%
Hospitality Properties Trust
03/15/2024	4.650%	2,130,000	2,228,772
Packaging 0.8%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
02/15/2025	6.000%	7,090,000	7,501,348
Ball Corp.
11/15/2023	4.000%	5,810,000	5,944,507
Berry Global, Inc.
07/15/2023	5.125%	6,454,000	6,745,114
Crown Americas LLC/Capital Corp. IV
01/15/2023	4.500%	6,040,000	6,349,194
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	4,000,000	4,069,204
Total			30,609,367
Paper 0.3%
Georgia-Pacific LLC(a)
11/01/2020	5.400%	4,310,000	4,721,424
International Paper Co.
08/15/2047	4.400%	2,580,000	2,607,405
WestRock RKT Co.
03/01/2023	4.000%	3,005,000	3,166,497
Total			10,495,326
Pharmaceuticals 2.0%
AbbVie, Inc.
11/06/2022	2.900%	2,420,000	2,454,967
05/14/2025	3.600%	4,230,000	4,393,692
11/06/2042	4.400%	2,420,000	2,526,456
05/14/2045	4.700%	1,500,000	1,636,414
Actavis, Inc.
10/01/2022	3.250%	3,980,000	4,084,730
Allergan Funding SCS
06/15/2024	3.850%	1,810,000	1,889,582
03/15/2035	4.550%	2,580,000	2,754,914
Amgen, Inc.
06/15/2051	4.663%	3,496,000	3,831,319

20	Variable Portfolio – American Century Diversified Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – American Century Diversified Bond Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Baxalta, Inc.
06/22/2018	2.000%	2,000,000	2,004,138
06/23/2025	4.000%	2,910,000	3,049,354
Biogen, Inc.
09/15/2022	3.625%	5,820,000	6,115,423
Celgene Corp.
08/15/2022	3.250%	2,520,000	2,599,352
08/15/2025	3.875%	6,240,000	6,580,629
08/15/2045	5.000%	1,450,000	1,656,296
Forest Laboratories LLC(a)
02/15/2021	4.875%	1,335,000	1,431,072
Gilead Sciences, Inc.
12/01/2021	4.400%	4,940,000	5,345,282
03/01/2026	3.650%	8,830,000	9,216,878
Mallinckrodt International Finance SA
04/15/2018	3.500%	4,400,000	4,398,473
Mylan NV
06/15/2026	3.950%	1,390,000	1,416,092
Shire Acquisitions Investments Ireland DAC
09/23/2021	2.400%	5,000,000	4,968,885
Valeant Pharmaceuticals International, Inc.(a)
03/15/2024	7.000%	3,200,000	3,418,045
04/15/2025	6.125%	1,500,000	1,313,592
Zoetis, Inc.
09/12/2027	3.000%	1,170,000	1,155,883
Total			78,241,468
Property & Casualty 0.6%
Allstate Corp. (The)(e)
08/15/2053	5.750%	1,460,000	1,599,283
Berkshire Hathaway Finance Corp.
05/15/2022	3.000%	1,440,000	1,486,581
Berkshire Hathaway, Inc.
03/15/2023	2.750%	2,080,000	2,112,775
02/11/2043	4.500%	3,510,000	3,908,711
Chubb INA Holdings, Inc.
03/15/2025	3.150%	3,840,000	3,897,965
05/03/2026	3.350%	1,480,000	1,517,922
Hartford Financial Services Group, Inc. (The)
10/15/2036	5.950%	550,000	686,288
Liberty Mutual Group, Inc.(a)
05/01/2022	4.950%	2,060,000	2,244,265
Markel Corp.
07/01/2022	4.900%	3,050,000	3,326,470
03/30/2023	3.625%	860,000	884,661
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WR Berkley Corp.
03/15/2022	4.625%	1,860,000	2,010,548
08/01/2044	4.750%	780,000	805,737
Total			24,481,206
Railroads 0.5%
Burlington Northern Santa Fe LLC
09/01/2020	3.600%	1,881,000	1,955,284
09/15/2041	4.950%	2,350,000	2,710,441
03/15/2043	4.450%	2,430,000	2,657,152
04/01/2045	4.150%	1,595,000	1,689,641
CSX Corp.
06/01/2027	3.250%	2,850,000	2,857,629
Norfolk Southern Corp.
04/01/2018	5.750%	1,280,000	1,304,915
12/01/2021	3.250%	2,300,000	2,369,651
Union Pacific Corp.
09/15/2041	4.750%	2,150,000	2,445,584
11/15/2045	4.050%	1,000,000	1,047,132
Total			19,037,429
Refining 0.2%
Andeavor
10/01/2022	5.375%	1,800,000	1,853,093
Phillips 66
04/01/2022	4.300%	5,500,000	5,891,765
Total			7,744,858
Restaurants 0.2%
BC ULC/New Red Finance, Inc.(a)
01/15/2022	4.625%	6,750,000	6,908,713
McDonalds Corp.
05/26/2025	3.375%	2,000,000	2,055,968
Total			8,964,681
Retail REIT 0.2%
DDR Corp.
08/15/2024	3.900%	3,170,000	3,187,980
VEREIT Operating Partnership LP
06/01/2021	4.125%	5,100,000	5,330,576
Total			8,518,556
Retailers 1.1%
CVS Health Corp.
07/20/2022	3.500%	2,500,000	2,604,190
12/01/2022	2.750%	2,500,000	2,511,742
07/20/2045	5.125%	2,180,000	2,505,208
Hanesbrands, Inc.(a)
05/15/2024	4.625%	3,640,000	3,788,443

Variable Portfolio – American Century Diversified Bond Fund | Quarterly Report 2017	21

Portfolio of Investments   (continued)
Variable Portfolio – American Century Diversified Bond Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Depot, Inc. (The)
02/15/2024	3.750%	1,360,000	1,442,205
04/01/2041	5.950%	3,590,000	4,752,621
Lowe’s Companies, Inc.
05/03/2027	3.100%	2,850,000	2,847,367
Macy’s Retail Holdings, Inc.
02/15/2023	2.875%	2,040,000	1,921,690
PVH Corp.
12/15/2022	4.500%	5,470,000	5,594,541
SACI Falabella(a)
04/30/2023	3.750%	5,000,000	5,136,730
Sally Holdings LLC/Capital, Inc.
12/01/2025	5.625%	3,100,000	3,176,815
Target Corp.
04/15/2026	2.500%	2,560,000	2,450,388
Wal-Mart Stores, Inc.
04/01/2040	5.625%	5,040,000	6,485,296
04/22/2044	4.300%	500,000	552,887
Total			45,770,123
Supermarkets 0.2%
Kroger Co. (The)
01/15/2021	3.300%	5,130,000	5,254,926
08/01/2027	3.700%	2,000,000	1,976,196
Total			7,231,122
Technology 2.6%
Apple, Inc.
05/11/2027	3.200%	1,710,000	1,740,132
09/12/2027	2.900%	3,820,000	3,791,297
Cisco Systems, Inc.
06/15/2022	3.000%	3,250,000	3,355,134
02/15/2039	5.900%	1,200,000	1,577,686
CommScope Technologies LLC(a)
03/15/2027	5.000%	6,810,000	6,845,800
Dell International LLC/EMC Corp.(a)
06/15/2024	7.125%	2,500,000	2,763,315
06/15/2026	6.020%	6,870,000	7,621,338
Fidelity National Information Services, Inc.
08/15/2026	3.000%	2,710,000	2,628,025
First Data Corp.(a)
01/15/2024	5.000%	8,130,000	8,449,850
Hewlett Packard Enterprise Co.(e)
10/15/2020	3.600%	5,400,000	5,598,110
10/15/2025	4.900%	3,010,000	3,180,538
Intel Corp.
05/11/2027	3.150%	2,300,000	2,336,368
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Microsoft Corp.
02/12/2025	2.700%	6,020,000	6,057,697
11/03/2025	3.125%	1,480,000	1,525,520
08/08/2036	3.450%	2,200,000	2,214,608
02/06/2047	4.250%	5,250,000	5,800,919
NXP BV/Funding LLC(a)
06/15/2020	4.125%	5,000,000	5,222,610
09/01/2022	3.875%	2,300,000	2,395,641
Oracle Corp.
10/15/2022	2.500%	1,630,000	1,642,914
07/15/2023	3.625%	2,690,000	2,860,724
07/08/2034	4.300%	2,050,000	2,241,737
07/15/2046	4.000%	2,180,000	2,254,185
Sanmina Corp.(a)
06/01/2019	4.375%	2,000,000	2,050,840
Seagate HDD Cayman
11/15/2018	3.750%	750,000	763,182
06/01/2023	4.750%	4,380,000	4,436,230
01/01/2025	4.750%	1,150,000	1,120,128
Sensata Technologies BV(a)
10/01/2025	5.000%	3,030,000	3,196,647
Sensata Technologies UK Financing Co. PLC(a)
02/15/2026	6.250%	2,800,000	3,060,666
Tencent Holdings Ltd.(a)
05/02/2019	3.375%	5,000,000	5,094,790
Western Digital Corp.(a)
04/01/2023	7.375%	3,500,000	3,832,447
Total			105,659,078
Tobacco 0.1%
Altria Group, Inc.
08/09/2022	2.850%	2,610,000	2,660,399
Transportation Services 0.0%
FedEx Corp.
01/15/2047	4.400%	1,360,000	1,413,561
Wireless 0.6%
America Movil SAB de CV
07/16/2022	3.125%	3,490,000	3,576,754
American Tower Corp.
09/01/2020	5.050%	1,950,000	2,101,492
10/15/2026	3.375%	3,650,000	3,604,678
Crown Castle International Corp.
01/15/2023	5.250%	6,310,000	6,983,176
IHS Netherlands Holdco BV(a)
10/27/2021	9.500%	5,000,000	5,252,170
Sprint Communications, Inc.(a)
11/15/2018	9.000%	1,569,000	1,684,751

22	Variable Portfolio – American Century Diversified Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – American Century Diversified Bond Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes(d) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sprint Communications, Inc.
11/15/2022	6.000%	1,930,000	2,064,093
Total			25,267,114
Wirelines 1.7%
AT&T, Inc.
03/01/2021	5.000%	2,600,000	2,810,842
08/15/2021	3.875%	3,080,000	3,222,256
02/17/2023	3.600%	2,900,000	2,988,032
05/15/2025	3.400%	8,470,000	8,352,174
08/14/2027	3.900%	6,700,000	6,711,109
02/15/2039	6.550%	2,450,000	2,951,035
05/15/2046	4.750%	2,020,000	1,941,515
03/01/2047	5.450%	1,000,000	1,056,301
02/14/2050	5.150%	2,000,000	2,014,180
British Telecommunications PLC
01/15/2018	5.950%	3,115,000	3,152,984
CenturyLink, Inc.
09/15/2019	6.150%	1,505,000	1,585,161
Deutsche Telekom International Finance BV(a)
01/19/2027	3.600%	3,510,000	3,555,444
Frontier Communications Corp.
04/15/2020	8.500%	2,208,000	2,146,558
Orange SA
09/14/2021	4.125%	2,252,000	2,403,093
02/06/2044	5.500%	720,000	865,593
Telefonica Emisiones SAU
02/16/2021	5.462%	2,410,000	2,642,967
03/08/2047	5.213%	1,220,000	1,334,942
Verizon Communications, Inc.
11/01/2022	2.450%	1,430,000	1,416,717
03/16/2027	4.125%	2,100,000	2,194,034
11/01/2041	4.750%	7,410,000	7,450,711
08/21/2046	4.862%	2,761,000	2,813,658
08/21/2054	5.012%	1,992,000	1,991,072
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	3,800,000	4,026,191
Total			69,626,569
Total Corporate Bonds & Notes (Cost $1,590,568,998)			1,646,310,560

Foreign Government Obligations(d),(g) 4.8%

Argentina 0.4%
Argentine Republic Government International Bond
04/22/2026	7.500%	5,250,000	5,900,433
01/26/2027	6.875%	3,000,000	3,240,741
07/06/2028	6.625%	5,000,000	5,266,020
Total			14,407,194
Foreign Government Obligations(d),(g) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Brazil 0.1%
Brazilian Government International Bond
01/07/2041	5.625%		2,000,000	2,019,836
Canada 0.1%
CNOOC Nexen Finance ULC
04/30/2024	4.250%		2,170,000	2,306,660
NOVA Chemicals Corp.(a)
06/01/2024	4.875%		3,430,000	3,474,957
Total				5,781,617
Chile 0.1%
Chile Government International Bond
09/14/2021	3.250%		2,300,000	2,395,245
10/30/2042	3.625%		800,000	792,711
Total				3,187,956
Colombia 0.3%
Colombia Government International Bond
01/28/2026	4.500%		3,600,000	3,847,280
09/18/2037	7.375%		5,350,000	7,054,478
01/18/2041	6.125%		1,420,000	1,673,871
Total				12,575,629
Dominican Republic 0.1%
Dominican Republic International Bond(a)
01/29/2026	6.875%		1,450,000	1,653,225
01/25/2027	5.950%		2,400,000	2,573,669
01/25/2027	5.950%		1,100,000	1,179,598
Total				5,406,492
Egypt 0.1%
Egypt Government International Bond(a)
01/31/2022	6.125%		600,000	620,868
06/11/2025	5.875%		3,300,000	3,297,753
01/31/2027	7.500%		1,000,000	1,088,393
Total				5,007,014
Germany 0.1%
KFW
10/04/2022	2.000%		2,880,000	2,866,320
Greece 0.2%
Hellenic Republic Government Bond(a)
08/01/2022	4.375%	EUR	7,900,000	9,234,147
Hungary 0.1%
Hungary Government International Bond
03/29/2041	7.625%		1,900,000	2,949,241

Variable Portfolio – American Century Diversified Bond Fund | Quarterly Report 2017	23

Portfolio of Investments   (continued)
Variable Portfolio – American Century Diversified Bond Fund, September 30, 2017 (Unaudited)
Foreign Government Obligations(d),(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Indonesia 0.1%
Indonesia Government International Bond(a)
01/08/2026	4.750%	4,200,000	4,582,091
01/08/2046	5.950%	700,000	861,404
Total			5,443,495
Italy 0.1%
Republic of Italy
09/27/2023	6.875%	2,900,000	3,467,826
Kazakhstan 0.1%
KazTransGas JSC(a)
09/26/2027	4.375%	3,000,000	2,980,425
Mexico 0.7%
Mexico Government International Bond
01/21/2026	4.125%	4,000,000	4,214,400
03/28/2027	4.150%	2,500,000	2,630,505
03/08/2044	4.750%	4,774,000	4,917,272
Pemex Project Funding Master Trust
03/05/2020	6.000%	1,635,000	1,760,960
Petroleos Mexicanos
01/24/2022	4.875%	4,620,000	4,843,844
08/04/2026	6.875%	5,000,000	5,692,780
06/15/2035	6.625%	470,000	507,064
06/02/2041	6.500%	850,000	886,621
06/27/2044	5.500%	2,460,000	2,289,488
Total			27,742,934
Namibia 0.1%
Namibia International Bonds(a)
10/29/2025	5.250%	3,500,000	3,553,707
Netherlands 0.2%
Petrobras Global Finance BV(a)
01/27/2025	5.299%	7,750,000	7,743,141
Norway 0.1%
Statoil ASA
01/17/2023	2.450%	2,750,000	2,748,754
05/15/2043	3.950%	1,130,000	1,135,850
Total			3,884,604
Panama 0.1%
Panama Government International Bond
01/26/2036	6.700%	3,000,000	3,970,563
Paraguay 0.1%
Paraguay Government International Bond(a)
04/15/2026	5.000%	2,300,000	2,456,991
Foreign Government Obligations(d),(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Peru 0.1%
Peruvian Government International Bond
08/25/2027	4.125%	4,300,000	4,727,583
03/14/2037	6.550%	780,000	1,050,858
Total			5,778,441
Philippines 0.2%
Philippine Government International Bond
10/23/2034	6.375%	4,700,000	6,326,632
Poland 0.1%
Poland Government International Bond
01/22/2024	4.000%	5,300,000	5,702,869
Qatar 0.2%
Ras Laffan Liquefied Natural Gas Co., Ltd. III(a)
09/30/2027	5.838%	6,000,000	6,844,872
Russian Federation 0.1%
Russian Foreign Bond - Eurobond(a)
06/24/2028	12.750%	2,000,000	3,515,026
Saudi Arabia 0.1%
Saudi Arabia Government International Bond(a)
10/26/2021	2.375%	4,300,000	4,240,290
Serbia 0.1%
Serbia International Bond(a)
09/28/2021	7.250%	4,500,000	5,193,684
Slovenia 0.0%
Slovenia Government International Bond(a)
02/18/2024	5.250%	1,000,000	1,147,017
South Africa 0.0%
South Africa Government International Bond
01/17/2024	4.665%	1,530,000	1,565,065
Tunisia 0.1%
Banque Centrale de Tunisie International Bond(a)
01/30/2025	5.750%	3,000,000	2,920,515
Turkey 0.5%
Finansbank AS(a)
04/30/2019	6.250%	6,900,000	7,180,306
Turkey Government International Bond
03/23/2023	3.250%	30,000	28,513
04/14/2026	4.250%	8,600,000	8,261,607
03/25/2027	6.000%	3,000,000	3,221,424
Total			18,691,850

24	Variable Portfolio – American Century Diversified Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – American Century Diversified Bond Fund, September 30, 2017 (Unaudited)
Foreign Government Obligations(d),(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uruguay 0.0%
Uruguay Government International Bond
06/18/2050	5.100%	1,400,000	1,477,844
Virgin Islands 0.1%
Sinopec Group Overseas Development 2015 Ltd.(a)
04/28/2020	2.500%	2,000,000	2,006,186
Total Foreign Government Obligations (Cost $182,902,452)			190,089,423

Inflation-Indexed Bonds 4.3%

United States 4.3%
U.S. Treasury Inflation-Indexed Bond
07/15/2026	0.125%	178,410,628	173,580,947
Total Inflation-Indexed Bonds (Cost $175,199,546)			173,580,947

Municipal Bonds 1.5%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 0.2%
Los Angeles Community College District
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
08/01/2049	6.750%	2,050,000	3,120,530
Rutgers, The State University of New Jersey
Revenue Bonds
Build America Bonds
Series 2010
05/01/2040	5.665%	525,000	630,866
University of California
Revenue Bonds
Taxable General
Series 2013-AJ
05/15/2031	4.601%	1,000,000	1,112,080
University of Texas System (The)
Revenue Bonds
Build America Bonds
Series 2010D
08/15/2042	5.134%	2,310,000	2,785,999
Total			7,649,475
Local General Obligation 0.1%
City of Chicago
Unlimited General Obligation Bonds
Taxable
01/01/2029	7.045%	1,000,000	1,104,270
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of New York
Unlimited General Obligation Bonds
Taxable Build America Bonds
Series 2010F-1
12/01/2037	6.271%	950,000	1,287,079
Total			2,391,349
Municipal Power 0.0%
Sacramento Municipal Utility District
Revenue Bonds
Build America Bonds
Series 2010
05/15/2036	6.156%	900,000	1,149,210
Other Bond Issue 0.0%
City of San Francisco Public Utilities Commission Water
Revenue Bonds
Build America Bonds
Series 2010
11/01/2040	6.000%	1,050,000	1,338,046
San Diego County Regional Airport Authority
Revenue Bonds
Taxable Senior Consolidated Rental Car Facility
Series 2014
07/01/2043	5.594%	935,000	1,033,624
Total			2,371,670
Ports 0.1%
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 168th
Series 2011
10/01/2051	4.926%	2,000,000	2,402,380
Consolidated 174th
Series 2012
10/01/2062	4.458%	1,990,000	2,223,924
Total			4,626,304
Sales Tax 0.1%
Santa Clara Valley Transportation Authority
Revenue Bonds
Build America Bonds
Series 2010
04/01/2032	5.876%	2,220,000	2,721,898
Special Non Property Tax 0.0%
Missouri Highway & Transportation Commission
Revenue Bonds
Build America Bonds
Series 2009
05/01/2033	5.445%	1,700,000	2,023,663

Variable Portfolio – American Century Diversified Bond Fund | Quarterly Report 2017	25

Portfolio of Investments   (continued)
Variable Portfolio – American Century Diversified Bond Fund, September 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State Appropriated 0.1%
Kentucky Turnpike Authority
Revenue Bonds
Build America Bonds
Series 2010B
07/01/2030	5.722%	2,050,000	2,391,100
State General Obligation 0.4%
State of California
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
10/01/2039	7.300%	3,740,000	5,486,879
Series 2010
11/01/2040	7.600%	1,245,000	1,944,491
Taxable Build America Bonds
Series 2009
04/01/2039	7.550%	1,000,000	1,537,800
State of Illinois
Unlimited General Obligation Bonds
Taxable Pension
Series 2003
06/01/2033	5.100%	3,220,000	3,254,518
State of Washington
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
08/01/2040	5.140%	3,545,000	4,370,631
Total			16,594,319
Transportation 0.1%
Metropolitan Transportation Authority
Revenue Bonds
Taxable Build America Bonds
Series 2010
11/15/2040	6.687%	1,650,000	2,280,152
11/15/2040	6.814%	1,100,000	1,543,630
Total			3,823,782
Turnpike / Bridge / Toll Road 0.2%
Bay Area Toll Authority
Revenue Bonds
Build America Bonds
Subordinated Series 2010-S1
04/01/2040	6.918%	1,265,000	1,796,933
New Jersey Turnpike Authority
Revenue Bonds
Taxable Build America Bonds
Series 2009
01/01/2040	7.414%	1,275,000	1,922,139
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2010A
01/01/2041	7.102%	2,020,000	2,952,351
Total			6,671,423
Water & Sewer 0.2%
City of San Francisco Public Utilities Commission Water
Revenue Bonds
Build America Bonds
Series 2010
11/01/2050	6.950%	270,000	399,270
New York City Water & Sewer System
Revenue Bonds
Build America Bonds
Series 2010
06/15/2042	5.724%	2,000,000	2,672,900
Ohio Water Development Authority Water Pollution Control
Revenue Bonds
Taxable Loan Fund-Water Quality
Series 2010B-2
12/01/2034	4.879%	1,160,000	1,343,199
San Diego County Water Authority Financing Corp.
Revenue Bonds
Build America Bonds
Series 2010
05/01/2049	6.138%	1,900,000	2,631,215
Total			7,046,584
Total Municipal Bonds (Cost $49,633,516)			59,460,777

Residential Mortgage-Backed Securities - Agency 22.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
11/01/2022- 06/01/2033	5.000%	1,283,385	1,382,046
03/01/2034- 08/01/2038	5.500%	2,856,424	3,199,157
02/01/2038	6.000%	902,153	1,025,180
02/01/2043	3.000%	15,652,117	15,803,272
Federal Home Loan Mortgage Corp.(b)
1-year CMT + 0.000% 07/01/2036	3.248%	2,776,692	2,935,638
12-month USD LIBOR + 0.000% 07/01/2036	3.576%	2,483,323	2,633,251
1-year CMT + 0.000% 10/01/2036	2.936%	2,140,231	2,254,082
1-year CMT + 0.000% 04/01/2037	3.099%	1,930,983	2,035,058
12-month USD LIBOR + 0.000% 02/01/2038	3.548%	1,344,985	1,411,309
12-month USD LIBOR + 0.000% 06/01/2038	3.485%	667,758	698,630

26	Variable Portfolio – American Century Diversified Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – American Century Diversified Bond Fund, September 30, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
07/01/2040- 05/01/2041	3.630%	689,014	724,404
12-month USD LIBOR + 0.000% 09/01/2040	4.056%	832,813	863,856
12-month USD LIBOR + 0.000% 02/01/2041	3.755%	705,575	732,897
12-month USD LIBOR + 0.000% 07/01/2041	3.660%	1,200,429	1,248,850
12-month USD LIBOR + 0.000% 07/01/2041	4.270%	1,491,593	1,558,691
12-month USD LIBOR + 0.000% 12/01/2042	2.072%	3,892,813	3,944,413
12-month USD LIBOR + 0.000% 02/01/2043	2.013%	1,153,862	1,193,221
12-month USD LIBOR + 0.000% 02/01/2043	2.315%	4,099,904	4,134,248
12-month USD LIBOR + 0.000% 06/01/2043	1.792%	990,760	1,021,802
Federal National Mortgage Association
08/01/2018- 05/01/2039	6.500%	879,419	1,009,754
07/01/2031- 01/01/2042	5.000%	24,958,700	27,382,823
04/01/2033- 01/01/2039	5.500%	11,628,352	13,021,828
07/01/2033- 11/01/2040	4.500%	14,734,793	16,056,332
12/01/2033- 09/01/2037	6.000%	5,431,534	6,186,029
10/01/2040- 04/01/2046	4.000%	81,408,563	85,946,526
12/01/2040- 05/01/2046	3.500%	152,696,425	157,846,121
Federal National Mortgage Association(b)
06/01/2035	2.940%	6,075,329	6,289,097
6-month USD LIBOR + 0.000% 06/01/2035	2.941%	1,422,456	1,473,872
6-month USD LIBOR + 0.000% 06/01/2035	2.942%	1,520,371	1,575,168
1-year CMT + 0.000% 03/01/2038	3.146%	2,631,806	2,762,165
12-month USD LIBOR + 0.000% 03/01/2040	3.354%	847,406	888,991
12-month USD LIBOR + 0.000% 08/01/2040	3.534%	767,038	798,969
12-month USD LIBOR + 0.000% 10/01/2040	3.930%	1,655,506	1,715,714
12-month USD LIBOR + 0.000% 08/01/2041	3.112%	1,237,866	1,290,222
12-month USD LIBOR + 0.000% 09/01/2041	3.323%	669,622	694,144
12-month USD LIBOR + 0.000% 03/01/2047	3.197%	7,754,099	7,933,475
12-month USD LIBOR + 0.000% 04/01/2047	3.180%	7,383,306	7,569,583
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2005-106 Class UF
1-month USD LIBOR + 0.300% 11/25/2035	1.324%	1,569,298	1,568,315
CMO Series 2006-43 Class FM
1-month USD LIBOR + 0.300% 06/25/2036	1.516%	583,562	582,763
CMO Series 2007-36 Class FB
1-month USD LIBOR + 0.400% 04/25/2037	1.616%	2,486,760	2,494,116
Federal National Mortgage Association(f)
10/12/2047	3.000%	112,000,000	112,367,494
10/12/2047	3.500%	75,165,000	77,487,478
10/12/2047	4.000%	22,000,000	23,163,593
10/12/2047	4.500%	58,850,000	63,171,797
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
CMO Series 2016-DNA4 Class M2
1-month USD LIBOR + 1.300% 03/25/2029	2.534%	3,650,000	3,695,625
Government National Mortgage Association
07/20/2039- 10/20/2040	5.000%	10,699,263	11,726,332
02/15/2040- 06/15/2041	4.500%	24,042,125	26,225,437
07/15/2040- 09/20/2045	4.000%	24,862,880	26,323,609
04/20/2042- 04/20/2045	3.500%	46,276,341	48,312,408
07/20/2046	2.500%	18,516,252	18,159,666
Government National Mortgage Association(h)
10/20/2046	2.500%	15,000,000	14,697,657
Government National Mortgage Association(f)
10/23/2047	3.500%	15,000,000	15,590,625
10/23/2047	4.000%	45,000,000	47,388,866
Total Residential Mortgage-Backed Securities - Agency (Cost $883,534,934)			882,196,599

Residential Mortgage-Backed Securities - Non-Agency 8.7%

Bear Stearns Adjustable Rate Mortgage Trust(c)
CMO Series 2005-6 Class 1A1
08/25/2035	3.647%	3,543,708	3,290,029
Bear Stearns Adjustable Rate Mortgage Trust(b)
CMO Series 2006-1 Class A1
1-year CMT + 2.250% 02/25/2036	3.040%	4,433,878	4,440,198
Citicorp Mortgage Securities Trust
CMO Series 2007-8 Class 1A3
09/25/2037	6.000%	1,885,053	1,945,251
Citigroup Mortgage Loan Trust, Inc.(c)
CMO Series 2004-UST1 Class A4
08/25/2034	3.314%	753,652	730,999

Variable Portfolio – American Century Diversified Bond Fund | Quarterly Report 2017	27

Portfolio of Investments   (continued)
Variable Portfolio – American Century Diversified Bond Fund, September 30, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2005-4 Class A
08/25/2035	3.548%	3,452,554	3,500,819
Citigroup Mortgage Loan Trust, Inc.(b)
CMO Series 2005-6 Class A2
1-year CMT + 2.150% 09/25/2035	3.180%	2,446,044	2,467,246
Countrywide Home Loan Mortgage Pass-Through Trust
CMO Series 2004-4 Class A19
05/25/2034	5.250%	688,467	700,829
CMO Series 2004-5 Class 2A4
05/25/2034	5.500%	175,696	177,807
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates(c)
CMO Series 2005-3 Class 1A1
07/25/2035	5.425%	6,426,531	6,119,385
Credit Suisse First Boston Mortgage-Backed Trust(c)
CMO Series 2004-AR6 Class 2A1
10/25/2034	3.497%	2,200,606	2,212,384
Credit Suisse Mortgage Capital Trust(a)
CMO Series 2017-HL1 Class A3
06/25/2047	3.500%	15,467,564	15,796,502
Fannie Mae Connecticut Avenue Securities(b)
CMO Series 14-C02 Class 1M2
1-month USD LIBOR + 2.600% 05/25/2024	3.624%	5,525,000	5,756,631
CMO Series 2016-C03 Class 2M2
1-month USD LIBOR + 5.900% 10/25/2028	6.924%	6,000,000	6,873,652
CMO Series 2016-C04 Class 1M2
1-month USD LIBOR + 4.250% 01/25/2029	5.274%	5,745,000	6,293,691
CMO Series 2017-C03 Class 1M2
1-month USD LIBOR + 3.000% 10/25/2029	4.024%	13,630,000	14,042,817
Series 2014-C02 Class 2M2
1-month USD LIBOR + 2.600% 05/25/2024	3.624%	8,908,319	9,222,337
Series 2017-C01 Class 1M2
1-month USD LIBOR + 3.550% 07/25/2029	4.574%	5,600,000	5,911,396
First Horizon Mortgage Pass-Through Trust(c)
CMO Series 2005-AR3 Class 4A1
08/25/2035	3.344%	792,711	783,269
CMO Series 2006-AR4 Class 1A2
01/25/2037	3.048%	4,145,848	3,686,260
Flagstar Mortgage Trust(a)
CMO Series 2017-1 Class 1A5
03/25/2047	3.500%	9,676,071	9,792,625
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
CMO Series 2015-HQ2 Class M3
1-month USD LIBOR + 3.250% 05/25/2025	4.487%	5,972,000	6,533,497
CMO Series 2016-HQA3 Class M2
1-month USD LIBOR + 1.350% 03/25/2029	2.584%	7,500,000	7,592,847
CMO Series 2017-DNA2 Class M1
1-month USD LIBOR + 1.200% 10/25/2029	2.434%	2,591,285	2,620,848
CMO Series 2017-HQA2 Class M1
1-month USD LIBOR + 0.800% 12/25/2029	2.034%	9,816,591	9,809,552
GSR Mortgage Loan Trust(c)
CMO Series 2005-AR6 Class 2A1
09/25/2035	3.204%	2,672,413	2,721,917
GSR Mortgage Loan Trust
Series 2005-6F Class 1A5
07/25/2035	5.250%	2,077,184	2,155,569
JPMorgan Mortgage Trust(c)
CMO Series 2005-A4 Class 1A1
07/25/2035	3.462%	1,466,343	1,467,897
CMO Series 2005-A4 Class 2A1
07/25/2035	3.658%	850,578	849,970
CMO Series 2005-S2 Class 3A1
02/25/2032	7.150%	546,114	566,545
CMO Series 2006-A3 Class 7A1
04/25/2035	3.577%	1,320,861	1,319,973
CMO Series 2006-A4 Class 3A1
06/25/2036	3.477%	3,299,936	2,933,075
JPMorgan Mortgage Trust
CMO Series 2006-S1 Class 1A2
04/25/2036	6.500%	5,376,013	5,604,661
MASTR Adjustable Rate Mortgages Trust(c)
CMO Series 2004-13 Class 3A7
11/21/2034	3.441%	1,588,744	1,626,967
Merrill Lynch Mortgage Investors Trust(c)
CMO Series 2005-A2 Class A2
02/25/2035	2.973%	2,558,942	2,617,394
Mill City Mortgage Loan Trust(a),(c)
CMO Series 2017-2 Class A1
07/25/2059	2.750%	9,390,705	9,437,753
New Residential Mortgage Loan Trust(a),(c)
CMO Series 2017-2A Class A3
03/25/2057	4.000%	7,012,673	7,330,709
New Residential Mortgage Loan Trust(a),(b)
CMO Series 2017-5A Class A1
3-month USD LIBOR + 1.500% 07/25/2056	2.734%	11,503,978	11,771,566

28	Variable Portfolio – American Century Diversified Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – American Century Diversified Bond Fund, September 30, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PHH Mortgage Capital Trust(c)
CMO Series 2007-6 Class A1
12/18/2037	5.879%	127,812	130,656
RALI Trust
CMO Series 2006-QS17 Class A5
12/25/2036	6.000%	7,011,815	6,109,848
Sequoia Mortgage Trust(c)
CMO Series 2012-1 Class 1A1
01/25/2042	2.865%	202,859	203,683
Sequoia Mortgage Trust(a)
CMO Series 2013-12 Class A1
12/25/2043	4.000%	1,726,795	1,797,987
CMO Series 2017-5 Class A4
08/25/2047	3.500%	5,854,863	5,991,170
CMO Series 2017-CH1 Class A1
10/25/2047	4.000%	12,500,000	12,833,750
Structured Adjustable Rate Mortgage Loan Trust(c)
CMO Series 2004-8 Class 2A1
07/25/2034	3.326%	3,226,624	3,235,705
Thornburg Mortgage Securities Trust(c)
CMO Series 2006-4 Class A2B
07/25/2036	3.162%	8,800,074	8,578,779
WaMu Mortgage Pass-Through Certificates Trust
CMO Series 2003-S11 Class 3A5
11/25/2033	5.950%	422,230	441,667
WaMu Mortgage Pass-Through Certificates Trust(c)
CMO Series 2005-AR7 Class A3
08/25/2035	3.202%	4,466,729	4,492,776
Wells Fargo Mortgage-Backed Securities(c)
CMO Series 2005-AR4 Class 2A1
04/25/2035	3.336%	2,715,508	2,732,563
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2004-4 Class A9
05/25/2034	5.500%	769,519	783,921
CMO Series 2005-17 Class 1A1
01/25/2036	5.500%	113,005	111,435
CMO Series 2005-17 Class 2A1
01/25/2036	5.500%	5,130,349	5,114,029
CMO Series 2005-18 Class 1A1
01/25/2036	5.500%	4,519,544	4,485,279
CMO Series 2005-9 Class 1A11
10/25/2035	5.500%	821,098	822,443
CMO Series 2006-10 Class A4
08/25/2036	6.000%	665,506	664,574
CMO Series 2006-13 Class A5
10/25/2036	6.000%	3,416,747	3,385,939
CMO Series 2006-7 Class 3A1
06/25/2036	6.000%	1,432,387	1,409,970
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2006-8 Class A10
07/25/2036	6.000%	2,251,680	2,267,248
CMO Series 2006-8 Class A15
07/25/2036	6.000%	3,290,007	3,312,753
CMO Series 2006-8 Class A9
07/25/2036	6.000%	2,841,702	2,861,349
CMO Series 2007-11 Class A3
08/25/2037	6.000%	734,478	734,728
CMO Series 2007-11 Class A36
08/25/2037	6.000%	5,343,971	5,345,794
CMO Series 2007-13 Class A1
09/25/2037	6.000%	3,167,405	3,190,493
CMO Series 2007-14 Class 2A2
10/25/2022	5.500%	557,761	570,091
CMO Series 2007-15 Class A1
11/25/2037	6.000%	1,240,327	1,232,329
CMO Series 2007-16 Class 1A1
12/28/2037	6.000%	376,496	391,988
CMO Series 2007-4 Class A15
04/25/2037	6.000%	1,252,042	1,274,539
CMO Series 2007-7 Class A1
06/25/2037	6.000%	1,808,282	1,819,012
CMO Series 2008-1 Class 4A1
02/25/2038	5.750%	1,220,555	1,279,711
Series 2006-6 Class 1A16
05/25/2036	5.750%	6,263,196	6,276,195
Series 2007-10 Class 2A9
07/25/2037	6.000%	6,069,707	5,920,997
Series 2007-12 Class A7
09/25/2037	5.500%	1,328,596	1,335,287
Series 2007-8 Class 2A2
07/25/2037	6.000%	3,086,299	3,089,957
Wells Fargo Mortgage-Backed Securities Trust(c)
CMO Series 2004-A Class A1
02/25/2034	3.177%	436,589	443,002
CMO Series 2004-Z Class 2A2
12/25/2034	3.009%	2,485,799	2,529,076
CMO Series 2005-AR10 Class 2A17
06/25/2035	3.296%	4,802,885	4,916,680
CMO Series 2005-AR12 Class 2A6
06/25/2035	3.263%	2,913,820	2,942,207
CMO Series 2005-AR16 Class 3A2
03/25/2035	3.356%	2,591,873	2,618,339
CMO Series 2005-AR16 Class 6A3
10/25/2035	3.450%	4,878,127	4,900,290

Variable Portfolio – American Century Diversified Bond Fund | Quarterly Report 2017	29

Portfolio of Investments   (continued)
Variable Portfolio – American Century Diversified Bond Fund, September 30, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2006-AR1 Class 1A1
03/25/2036	3.253%	4,823,986	4,583,409
CMO Series 2006-AR10 Class 1A1
07/25/2036	3.304%	1,391,802	1,351,180
CMO Series 2006-AR10 Class 2A1
07/25/2036	3.328%	1,481,047	1,469,158
CMO Series 2006-AR10 Class 4A1
07/25/2036	3.164%	4,625,558	4,657,069
CMO Series 2006-AR10 Class 5A6
07/25/2036	3.386%	1,972,161	1,984,206
CMO Series 2006-AR12 Class 1A1
09/25/2036	3.753%	1,899,868	1,880,173
CMO Series 2006-AR14 Class 1A7
10/25/2036	3.580%	3,912,360	3,710,290
CMO Series 2006-AR14 Class 2A1
10/25/2036	3.516%	2,740,857	2,696,289
CMO Series 2006-AR16 Class A1
10/25/2036	3.723%	4,475,861	4,365,584
CMO Series 2006-AR19 Class A1
12/25/2036	3.112%	5,180,076	4,782,525
CMO Series 2006-AR2 Class 2A3
03/25/2036	3.177%	1,444,148	1,453,546
CMO Series 2006-AR5 Class 2A1
04/25/2036	3.327%	6,602,138	6,232,833
CMO Series 2006-AR7 Class 2A1
05/25/2036	3.332%	2,287,806	2,195,585
CMO Series 2007-AR10 Class 1A1
01/25/2038	5.999%	566,182	542,699
CMO Series 2007-AR7 Class A1
12/28/2037	3.346%	1,011,240	976,174
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $344,116,821)			346,163,826

U.S. Government & Agency Obligations 1.1%

Federal National Mortgage Association
04/24/2026	2.125%	5,300,000	5,167,489
11/15/2030	6.625%	27,260,000	38,670,900
Total U.S. Government & Agency Obligations (Cost $40,385,937)			43,838,389

U.S. Treasury Obligations 10.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
01/31/2018	0.875%	20,000,000	19,984,452
01/31/2019	1.125%	40,000,000	39,850,315
02/28/2019	1.500%	15,000,000	15,016,231
07/31/2019	1.625%	30,000,000	30,089,065
11/30/2019	1.500%	20,000,000	19,996,880
01/15/2020	1.375%	39,000,000	38,871,851
02/15/2039	3.500%	5,400,000	6,099,626
11/15/2039	4.375%	15,000,000	19,095,085
02/15/2040	4.625%	10,100,000	13,298,325
11/15/2041	3.125%	2,300,000	2,434,777
02/15/2042	3.125%	12,000,000	12,698,790
05/15/2042	3.000%	22,000,000	22,771,504
11/15/2042	2.750%	2,800,000	2,765,389
05/15/2043	2.875%	13,000,000	13,109,471
08/15/2044	3.125%	38,000,000	40,102,084
11/15/2044	3.000%	36,000,000	37,109,051
02/15/2045	2.500%	21,500,000	20,062,340
05/15/2045	3.000%	21,100,000	21,734,048
U.S. Treasury(i)
11/15/2018	1.250%	58,000,000	57,909,375
Total U.S. Treasury Obligations (Cost $432,430,705)			432,998,659

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(j),(k)	25,360,414	25,360,414
Total Money Market Funds (Cost $25,360,414)		25,360,414
Total Investments (Cost: $4,249,937,107)		4,326,827,440
Other Assets & Liabilities, Net		(338,324,724)
Net Assets		3,988,502,716

At September 30, 2017, securities and/or cash totaling $11,208,881 were pledged as collateral.
30	Variable Portfolio – American Century Diversified Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – American Century Diversified Bond Fund, September 30, 2017 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
771,799,865 INR	11,921,530 USD	Goldman Sachs	12/20/2017	221,886	—
5,950,946 MYR	1,416,152 USD	Goldman Sachs	12/20/2017	8,544	—
34,453,598 PHP	674,899 USD	Goldman Sachs	12/20/2017	1,608	—
4,028,367,434 THB	121,788,237 USD	Goldman Sachs	12/20/2017	892,479	—
3,816,283 USD	68,196,981 ARS	Goldman Sachs	12/20/2017	—	(41,502)
11,838,996 USD	34,735,613,454 COP	Goldman Sachs	12/20/2017	—	(115,309)
62,021,949 USD	259,949,632 MYR	Goldman Sachs	12/20/2017	—	(534,699)
11,973,547 USD	38,979,882 PEN	Goldman Sachs	12/20/2017	—	(76,439)
60,209,039 USD	3,083,906,978 PHP	Goldman Sachs	12/20/2017	56,557	—
583,619 USD	19,311,954 THB	Goldman Sachs	12/20/2017	—	(4,046)
3,905,277 USD	13,789,531 TRY	Goldman Sachs	12/20/2017	—	(123,386)
37,516,669 BRL	11,832,299 USD	JPMorgan	12/20/2017	112,510	—
18,161,666,929 CLP	29,267,175 USD	JPMorgan	12/20/2017	942,675	—
5,443,660 EUR	6,568,413 USD	JPMorgan	12/20/2017	105,691	—
7,709,189 EUR	9,106,850 USD	JPMorgan	12/20/2017	—	(45,511)
11,127,658 NZD	8,091,944 USD	JPMorgan	12/20/2017	66,877	—
96,327,006 SEK	12,158,936 USD	JPMorgan	12/20/2017	276,132	—
69,539,955 TRY	19,797,288 USD	JPMorgan	12/20/2017	725,395	—
21,347,140 USD	13,159,444,376 CLP	JPMorgan	12/20/2017	—	(823,986)
410,798 USD	46,136,991 JPY	JPMorgan	12/20/2017	849	—
24,110,202 USD	2,661,185,101 JPY	JPMorgan	12/20/2017	—	(366,377)
8,093,496 USD	63,344,893 NOK	JPMorgan	12/20/2017	—	(125,509)
7,897,816 USD	461,785,306 RUB	JPMorgan	12/20/2017	—	(3,905)
19,799,543 USD	69,539,955 TRY	JPMorgan	12/20/2017	—	(727,650)
13,640,399,854 KRW	12,041,526 USD	JPMorgan	12/21/2017	119,953	—
19,348,910 CHF	20,260,800 USD	UBS	12/20/2017	170,406	—
8,165,740 USD	5,991,049 GBP	UBS	12/20/2017	—	(117,893)
Total				3,701,562	(3,106,212)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	40	12/2017	USD	6,177,930	—	(107,612)
U.S. Treasury 2-Year Note	1,200	12/2017	USD	259,346,400	—	(696,869)
U.S. Treasury 5-Year Note	167	12/2017	USD	19,681,939	—	(149,177)
Total					—	(953,658)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury Ultra 10-Year Note	(903)	12/2017	USD	(122,656,477)	1,497,063	—

Variable Portfolio – American Century Diversified Bond Fund | Quarterly Report 2017	31

Portfolio of Investments   (continued)
Variable Portfolio – American Century Diversified Bond Fund, September 30, 2017 (Unaudited)
Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 27	Goldman Sachs	12/20/2021	5.000	Quarterly	2.928	USD	19,800,000	433,066	1,141,939	—	433,066	—
Markit CDX North America High Yield Index, Series 28	Goldman Sachs	06/20/2022	5.000	Quarterly	3.136	USD	95,680,000	1,393,002	6,098,595	—	1,393,002	—
Markit CDX North America High Yield Index, Series 28	Goldman Sachs	06/20/2022	5.000	Quarterly	3.136	USD	84,000,000	636,849	5,940,221	—	636,849	—
Total								2,462,917	13,180,755	—	2,462,917	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2017, the value of these securities amounted to $777,073,524, which represents 19.48% of net assets.
(b)	Variable rate security.
(c)	Represents a variable rate security where the coupon rate adjusts periodically using the weighted average coupon of the underlying mortgages.
(d)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(e)	Represents a step bond where the coupon rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter.
(f)	Represents a security purchased on a when-issued basis.
(g)	Principal and interest may not be guaranteed by the government.
(h)	Represents a security purchased on a forward commitment basis.
(i)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(j)	The rate shown is the seven-day current annualized yield at September 30, 2017.
(k)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	30,179,932	825,293,821	(830,113,339)	25,360,414	2,478	—	431,527	25,360,414
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
Currency Legend
ARS	Argentine Peso
BRL	Brazilian Real
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
INR	Indian Rupee
32	Variable Portfolio – American Century Diversified Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – American Century Diversified Bond Fund, September 30, 2017 (Unaudited)
Currency Legend  (continued)
JPY	Japanese Yen
KRW	South Korean Won
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian New Sol
PHP	Philippine Peso
RUB	Russia Ruble
SEK	Swedish Krona
THB	Thailand Baht
TRY	Turkish Lira
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
Variable Portfolio – American Century Diversified Bond Fund | Quarterly Report 2017	33

Portfolio of Investments   (continued)
Variable Portfolio – American Century Diversified Bond Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Non-Agency	—	201,146,314	—	—	201,146,314
Commercial Mortgage-Backed Securities - Non-Agency	—	325,681,532	—	—	325,681,532
Corporate Bonds & Notes	—	1,646,310,560	—	—	1,646,310,560
Foreign Government Obligations	—	190,089,423	—	—	190,089,423
Inflation-Indexed Bonds	—	173,580,947	—	—	173,580,947
Municipal Bonds	—	59,460,777	—	—	59,460,777
Residential Mortgage-Backed Securities - Agency	—	882,196,599	—	—	882,196,599
Residential Mortgage-Backed Securities - Non-Agency	—	346,163,826	—	—	346,163,826
U.S. Government & Agency Obligations	—	43,838,389	—	—	43,838,389
U.S. Treasury Obligations	432,998,659	—	—	—	432,998,659
Money Market Funds	—	—	—	25,360,414	25,360,414
Total Investments	432,998,659	3,868,468,367	—	25,360,414	4,326,827,440
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	3,701,562	—	—	3,701,562
Futures Contracts	1,497,063	—	—	—	1,497,063
Swap Contracts	—	2,462,917	—	—	2,462,917
Liability
Forward Foreign Currency Exchange Contracts	—	(3,106,212)	—	—	(3,106,212)
Futures Contracts	(953,658)	—	—	—	(953,658)
Total	433,542,064	3,871,526,634	—	25,360,414	4,330,429,112
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
34	Variable Portfolio – American Century Diversified Bond Fund | Quarterly Report 2017

Portfolio of Investments
Variable Portfolio – CenterSquare Real Estate Fund, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 99.0%
Issuer	Shares	Value ($)
Consumer Discretionary 1.6%
Hotels, Restaurants & Leisure 1.6%
Hotels, Resorts & Cruise Lines 1.6%
Hilton Worldwide Holdings, Inc.	99,360	6,900,552
Total Consumer Discretionary		6,900,552
Real Estate 97.4%
Equity Real Estate Investment Trusts (REITS) 97.4%
Diversified REITs 3.9%
PS Business Parks, Inc.	16,380	2,186,730
STORE Capital Corp.	262,631	6,531,633
VEREIT, Inc.	669,300	5,548,497
Washington Real Estate Investment Trust	89,310	2,925,796
Total		17,192,656
Health Care REITs 10.6%
HCP, Inc.	455,580	12,678,791
Healthcare Trust of America, Inc., Class A	367,280	10,944,944
Medical Properties Trust, Inc.	361,200	4,742,556
Omega Healthcare Investors, Inc.	86,990	2,775,851
Ventas, Inc.	63,350	4,125,986
Welltower, Inc.	161,500	11,350,220
Total		46,618,348
Hotel & Resort REITs 4.6%
Chesapeake Lodging Trust	150,292	4,053,375
Host Hotels & Resorts, Inc.	472,070	8,728,575
LaSalle Hotel Properties	121,960	3,539,279
Sunstone Hotel Investors, Inc.	244,660	3,931,686
Total		20,252,915
Industrial REITs 9.3%
Duke Realty Corp.	328,943	9,480,137
First Industrial Realty Trust, Inc.	81,330	2,447,220
ProLogis, Inc.	362,640	23,013,134
STAG Industrial, Inc.	213,560	5,866,493
Total		40,806,984
Office REITs 18.0%
Alexandria Real Estate Equities, Inc.	81,420	9,686,537
Boston Properties, Inc.	117,280	14,411,366
Columbia Property Trust, Inc.	175,330	3,816,934
Corporate Office Properties Trust	105,070	3,449,448
Common Stocks (continued)
Issuer	Shares	Value ($)
Douglas Emmett, Inc.	235,000	9,263,700
Highwoods Properties, Inc.	206,020	10,731,582
Hudson Pacific Properties, Inc.	113,750	3,814,038
JBG SMITH Properties(a)	137,610	4,707,638
Kilroy Realty Corp.	123,390	8,775,497
Mack-Cali Realty Corp.	250,090	5,929,634
Vornado Realty Trust	60,600	4,658,928
Total		79,245,302
Residential REITs 19.0%
American Homes 4 Rent, Class A	299,670	6,505,836
Apartment Investment & Management Co., Class A	122,940	5,392,148
AvalonBay Communities, Inc.	110,240	19,669,021
Camden Property Trust	59,420	5,433,959
Education Realty Trust, Inc.	48,152	1,730,101
Essex Property Trust, Inc.	47,930	12,175,658
Starwood Waypoint Homes	359,230	13,065,195
Sun Communities, Inc.	85,840	7,354,771
UDR, Inc.	326,780	12,427,444
Total		83,754,133
Retail REITs 17.0%
DDR Corp.	365,770	3,350,453
Federal Realty Investment Trust	25,430	3,158,660
GGP, Inc.	385,790	8,012,858
Kimco Realty Corp.	199,700	3,904,135
Macerich Co. (The)	70,790	3,891,326
Realty Income Corp.	107,650	6,156,504
Regency Centers Corp.	142,057	8,813,216
Simon Property Group, Inc.	193,758	31,196,976
Urban Edge Properties	125,364	3,023,780
Weingarten Realty Investors	106,570	3,382,532
Total		74,890,440
Specialized REITs 15.0%
CubeSmart	642,110	16,669,175
CyrusOne, Inc.	149,474	8,808,503
Digital Realty Trust, Inc.	20,460	2,421,032
Equinix, Inc.	59,060	26,358,478

Variable Portfolio – CenterSquare Real Estate Fund | Quarterly Report 2017	35

Portfolio of Investments   (continued)
Variable Portfolio – CenterSquare Real Estate Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Iron Mountain, Inc.	82,550	3,211,195
Public Storage	39,130	8,373,429
Total		65,841,812
Total Equity Real Estate Investment Trusts (REITS)		428,602,590
Total Real Estate		428,602,590
Total Common Stocks (Cost: $436,701,569)		435,503,142

Money Market Funds 0.8%
Issuer	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(b),(c)	3,650,466	3,650,466
Total Money Market Funds (Cost: $3,650,466)		3,650,466
Total Investments (Cost $440,352,035)		439,153,608
Other Assets & Liabilities, Net		864,367
Net Assets		$440,017,975

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	6,686,172	55,457,731	(58,493,437)	3,650,466	(406)	—	33,659	3,650,466
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
36	Variable Portfolio – CenterSquare Real Estate Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – CenterSquare Real Estate Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	6,900,552	—	—	—	6,900,552
Real Estate	428,602,590	—	—	—	428,602,590
Total Common Stocks	435,503,142	—	—	—	435,503,142
Money Market Funds	—	—	—	3,650,466	3,650,466
Total Investments	435,503,142	—	—	3,650,466	439,153,608
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
Variable Portfolio – CenterSquare Real Estate Fund | Quarterly Report 2017	37

Portfolio of Investments
Variable Portfolio – Columbia Wanger International Equities Fund, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 97.0%
Issuer	Shares	Value ($)
Australia 1.0%
Domino’s Pizza Enterprises Ltd.	30,142	1,085,960
Belgium 1.0%
Melexis NV	11,143	1,077,299
Brazil 0.7%
Odontoprev SA	161,500	780,181
Cambodia 0.9%
NagaCorp Ltd.	1,697,000	1,032,016
Canada 4.1%
AG Growth International, Inc.	29,089	1,241,426
Boardwalk Real Estate Investment Trust	22,166	675,239
CAE, Inc.	59,985	1,049,467
ShawCor Ltd.	24,424	540,450
Uni-Select, Inc.	27,177	587,210
Vermilion Energy, Inc.	10,029	356,471
Winpak Ltd.	3,820	157,178
Total		4,607,441
Cayman Islands 1.5%
Netshoes Cayman Ltd.(a)	48,518	638,012
RYB Education, Inc., ADR(a)	2,338	66,633
Silicon Motion Technology Corp., ADR	18,688	897,585
Xiabuxiabu Catering Management China Holdings Co., Ltd.	64,000	77,423
Total		1,679,653
China 1.8%
51job, Inc., ADR(a)	18,688	1,132,680
China Medical System Holdings Ltd.	482,000	844,101
Total		1,976,781
Denmark 1.7%
SimCorp AS	30,895	1,886,699
Finland 0.7%
Munksjo OYJ	34,422	714,400
Tikkurila OYJ	5,023	91,484
Total		805,884
France 1.2%
Akka Technologies	11,518	671,808
Elior Group SA	27,239	721,141
Total		1,392,949
Common Stocks (continued)
Issuer	Shares	Value ($)
Germany 8.8%
AURELIUS Equity Opportunities SE & Co. KGaA	30,663	2,016,428
CTS Eventim AG & Co. KGaA	15,333	669,248
Deutsche Beteiligungs AG	35,334	1,900,555
Nemetschek SE	21,345	1,734,906
Norma Group SE	19,453	1,279,248
Stroeer SE & Co. KGaA	26,716	1,747,396
Vapiano SE(a)	20,748	564,008
Total		9,911,789
Hong Kong 1.1%
Vitasoy International Holdings Ltd.	540,000	1,204,614
India 3.7%
Amara Raja Batteries Ltd.	59,734	649,160
Care Ratings Ltd.	24,720	516,267
GRUH Finance Ltd.	139,038	1,047,892
TVS Motor Co., Ltd.	126,729	1,277,153
United Breweries Ltd.	50,433	634,861
Total		4,125,333
Indonesia 1.5%
PT Link Net Tbk	1,553,400	596,840
PT Media Nusantara Citra Tbk	4,878,420	478,099
PT Tower Bersama Infrastructure Tbk	1,191,000	581,600
Total		1,656,539
Ireland 0.7%
UDG Healthcare PLC	63,829	726,584
Italy 2.9%
Brembo SpA	122,213	2,068,432
Industria Macchine Automatiche SpA	12,928	1,227,717
Total		3,296,149
Japan 19.7%
Aeon Credit Service Co., Ltd.	41,200	861,896
Aeon Mall Co., Ltd.	87,300	1,554,060
Aica Kogyo Co., Ltd.	28,700	964,853
Asahi Intecc Co., Ltd.	20,000	1,043,264
CyberAgent, Inc.	16,400	478,917
Daiseki Co., Ltd.	32,000	805,744
Glory Ltd.	26,400	935,865
Hikari Tsushin, Inc.	13,000	1,630,885

38	Variable Portfolio – Columbia Wanger International Equities Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Columbia Wanger International Equities Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Istyle, Inc.	113,100	701,792
Milbon Co., Ltd.	15,800	959,535
Miura Co., Ltd.	23,400	515,355
MonotaRO Co., Ltd	31,500	842,533
Nakanishi, Inc.	15,600	705,623
NGK Spark Plug Co., Ltd.	37,000	787,972
Nihon M&A Center, Inc.	14,100	690,015
Nippon Shinyaku Co., Ltd.	9,900	688,052
Nissan Chemical Industries Ltd.	19,900	700,318
NOF Corp.	28,500	806,469
OSG Corp.	26,300	598,887
Otsuka Corp.	12,600	808,108
Persol Holdings Co., Ltd.	53,300	1,241,904
Seria Co., Ltd.	13,600	756,143
Seven Bank Ltd.	275,100	994,130
Sohgo Security Services Co., Ltd.	17,600	807,894
Ushio, Inc.	53,700	716,709
Yonex Co., Ltd.	67,400	502,543
Total		22,099,466
Malta 1.5%
Kindred Group PLC	147,369	1,695,352
Mexico 1.2%
Grupo Aeroportuario del Centro Norte SAB de CV	142,000	785,484
Grupo Aeroportuario del Sureste SAB de CV, ADR	2,814	536,967
Total		1,322,451
Netherlands 1.1%
Aalberts Industries NV	25,305	1,223,386
New Zealand 0.8%
Restaurant Brands New Zealand Ltd.	180,527	889,853
Norway 1.3%
Atea ASA	114,179	1,505,279
Philippines 0.8%
Melco Resorts And Entertainment Philippines Corp.(a)	1,112,400	166,259
Puregold Price Club, Inc.	738,300	757,928
Total		924,187
Singapore 0.7%
Mapletree Commercial Trust	720,578	807,460
Common Stocks (continued)
Issuer	Shares	Value ($)
South Africa 1.7%
AECI Ltd.	69,930	523,749
Clicks Group Ltd.	48,716	568,634
Famous Brands Ltd.(a)	96,222	831,537
Total		1,923,920
South Korea 4.1%
GS Retail Co., Ltd.	17,147	517,363
Koh Young Technology, Inc.	23,908	1,400,915
Korea Investment Holdings Co., Ltd.	13,790	739,771
Medy-Tox, Inc.	2,242	971,590
Modetour Network, Inc.	46,975	996,446
Total		4,626,085
Spain 2.0%
Bolsas y Mercados Españoles SHMSF SA	7,631	263,357
Prosegur Cia de Seguridad SA, Registered Shares	117,384	878,200
Viscofan SA	16,967	1,039,363
Total		2,180,920
Sweden 4.6%
Byggmax Group AB	132,978	1,118,368
NetEnt AB	134,132	1,040,791
Recipharm AB, B Shares(a)	76,251	903,415
Sweco AB, Class B	48,739	1,193,806
Trelleborg AB, Class B	37,175	931,098
Total		5,187,478
Switzerland 1.3%
Inficon Holding AG	2,257	1,467,219
Taiwan 2.8%
Basso Industry Corp.	297,000	829,962
Silergy Corp.	57,500	1,320,314
Voltronic Power Technology Corp.	56,691	1,018,405
Total		3,168,681
Thailand 2.1%
Beauty Community PCL(a)	2,021,400	970,792
Home Product Center PCL, Foreign Registered Shares	2,002,900	733,958
Tisco Financial Group PCL	254,600	588,444
Total		2,293,194

Variable Portfolio – Columbia Wanger International Equities Fund | Quarterly Report 2017	39

Portfolio of Investments   (continued)
Variable Portfolio – Columbia Wanger International Equities Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Turkey 0.5%
Logo Yazilim Sanayi Ve Ticaret AS(a)	38,844	591,990
United Kingdom 16.9%
Assura PLC	1,019,279	856,377
Big Yellow Group PLC	194,287	1,970,808
Connect Group PLC	469,822	635,857
Domino’s Pizza Group PLC	153,851	639,509
DS Smith PLC	181,841	1,201,034
Halma PLC	135,151	2,028,345
Hastings Group Holdings PLC	503,978	2,054,354
JD Sports Fashion PLC	106,594	534,920
LivaNova PLC(a)	14,706	1,030,302
Polypipe Group PLC	329,933	1,863,936
PureCircle Ltd.(a)	135,080	892,365
Rightmove PLC	26,602	1,441,908
Shaftesbury PLC	67,689	921,545
Common Stocks (continued)
Issuer	Shares	Value ($)
Spirax-Sarco Engineering PLC	17,467	1,293,169
WH Smith PLC	57,581	1,559,373
Total		18,923,802
United States 0.6%
Ultragenyx Pharmaceutical, Inc.(a)	13,557	722,046
Total Common Stocks (Cost $91,792,709)		108,798,640

Money Market Funds 2.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(b),(c)	3,176,906	3,176,906
Total Money Market Funds (Cost $3,176,906)		3,176,906
Total Investments (Cost $94,969,615)		111,975,546
Other Assets & Liabilities, Net		187,820
Net Assets		$112,163,366

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	1,658,199	25,819,268	(24,300,561)	3,176,906	(93)	33	20,659	3,176,906
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
40	Variable Portfolio – Columbia Wanger International Equities Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Columbia Wanger International Equities Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Australia	—	1,085,960	—	—	1,085,960
Belgium	—	1,077,299	—	—	1,077,299
Brazil	780,181	—	—	—	780,181
Cambodia	—	1,032,016	—	—	1,032,016
Canada	4,607,441	—	—	—	4,607,441
Cayman Islands	1,602,230	77,423	—	—	1,679,653
China	1,132,680	844,101	—	—	1,976,781
Denmark	—	1,886,699	—	—	1,886,699
Finland	—	805,884	—	—	805,884
France	—	1,392,949	—	—	1,392,949
Germany	—	9,911,789	—	—	9,911,789
Hong Kong	—	1,204,614	—	—	1,204,614
India	—	4,125,333	—	—	4,125,333
Indonesia	—	1,656,539	—	—	1,656,539
Ireland	—	726,584	—	—	726,584
Italy	—	3,296,149	—	—	3,296,149
Variable Portfolio – Columbia Wanger International Equities Fund | Quarterly Report 2017	41

Portfolio of Investments   (continued)
Variable Portfolio – Columbia Wanger International Equities Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Japan	—	22,099,466	—	—	22,099,466
Malta	—	1,695,352	—	—	1,695,352
Mexico	1,322,451	—	—	—	1,322,451
Netherlands	—	1,223,386	—	—	1,223,386
New Zealand	—	889,853	—	—	889,853
Norway	—	1,505,279	—	—	1,505,279
Philippines	—	924,187	—	—	924,187
Singapore	—	807,460	—	—	807,460
South Africa	—	1,923,920	—	—	1,923,920
South Korea	—	4,626,085	—	—	4,626,085
Spain	—	2,180,920	—	—	2,180,920
Sweden	—	5,187,478	—	—	5,187,478
Switzerland	—	1,467,219	—	—	1,467,219
Taiwan	—	3,168,681	—	—	3,168,681
Thailand	—	2,293,194	—	—	2,293,194
Turkey	—	591,990	—	—	591,990
United Kingdom	1,030,302	17,893,500	—	—	18,923,802
United States	722,046	—	—	—	722,046
Total Common Stocks	11,197,331	97,601,309	—	—	108,798,640
Money Market Funds	—	—	—	3,176,906	3,176,906
Total Investments	11,197,331	97,601,309	—	3,176,906	111,975,546
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
42	Variable Portfolio – Columbia Wanger International Equities Fund | Quarterly Report 2017

Portfolio of Investments
Variable Portfolio – DFA International Value Fund, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 97.6%
Issuer	Shares	Value ($)
Australia 6.5%
Aurizon Holdings Ltd.	498,588	1,921,354
Australia and New Zealand Banking Group Ltd.	765,441	17,829,869
Bank of Queensland Ltd.	70,056	714,916
Bendigo & Adelaide Bank Ltd.	265,195	2,421,274
BHP Billiton Ltd.	1,461,876	29,646,542
BHP Billiton Ltd., ADR	93,381	3,784,732
BlueScope Steel Ltd.	120,159	1,037,995
Boral Ltd.	620,840	3,310,272
Crown Resorts Ltd.	14,359	127,678
Fortescue Metals Group Ltd.	1,399,675	5,668,324
Incitec Pivot Ltd.	802,476	2,273,515
LendLease Group	150,825	2,125,010
National Australia Bank Ltd.	21,507	533,221
Newcrest Mining Ltd.	321,817	5,297,030
Origin Energy Ltd.(a)	723,564	4,261,254
QBE Insurance Group Ltd.	375,226	2,958,119
Rio Tinto Ltd.	28,489	1,493,249
Santos Ltd.(a)	1,023,303	3,245,008
South32 Ltd.	1,569,231	4,059,612
South32 Ltd., ADR	31,453	405,429
Star Entertainment Group Ltd. (The)	286,206	1,179,662
Suncorp Group Ltd.	330,596	3,394,574
Tatts Group Ltd.	92,360	288,948
Woodside Petroleum Ltd.	636,196	14,567,669
Total		112,545,256
Austria 0.1%
OMV AG	25,700	1,497,176
Belgium 1.0%
Ageas	97,010	4,558,729
KBC Group NV	56,957	4,826,665
Solvay SA	41,161	6,149,132
UCB SA	17,518	1,247,034
Total		16,781,560
Common Stocks (continued)
Issuer	Shares	Value ($)
Denmark 1.9%
AP Moller - Maersk A/S, Class A	1,833	3,368,324
AP Moller - Maersk A/S, Class B	2,830	5,375,708
Carlsberg A/S, Class B	49,567	5,424,128
Danske Bank A/S	93,041	3,720,901
DSV A/S	75,484	5,710,229
ISS A/S	87,856	3,533,077
Vestas Wind Systems A/S	63,235	5,674,453
Total		32,806,820
Finland 1.1%
Fortum OYJ	203,581	4,063,944
Nokia OYJ	224,154	1,345,833
Stora Enso OYJ, Class R	459,813	6,494,265
UPM-Kymmene OYJ	289,516	7,846,166
Total		19,750,208
France 10.8%
AXA SA	90,991	2,752,007
BNP Paribas SA	295,742	23,855,940
Bollore SA	278,871	1,393,869
Bouygues SA	108,687	5,157,557
Casino Guichard Perrachon SA	37,370	2,216,331
Cie de Saint-Gobain	61,122	3,642,346
Cie Generale des Etablissements Michelin	14,253	2,080,435
CNP Assurances	124,419	2,916,019
Credit Agricole SA	259,825	4,723,002
Electricite de France SA	144,159	1,750,671
Engie SA	862,887	14,655,194
Natixis SA	201,159	1,609,567
Orange SA	1,134,294	18,581,028
Peugeot SA	425,485	10,133,050
Renault SA	169,899	16,688,795
SCOR SE	82,148	3,444,294
Societe Generale SA	331,408	19,402,425
STMicroelectronics NV	191,731	3,709,556
Total SA	844,615	45,365,507
Vivendi SA	119,350	3,021,501
Total		187,099,094

Variable Portfolio – DFA International Value Fund | Quarterly Report 2017	43

Portfolio of Investments   (continued)
Variable Portfolio – DFA International Value Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Germany 8.6%
Allianz SE, Registered Shares	99,604	22,361,295
Bayerische Motoren Werke AG	217,491	22,062,833
CECONOMY AG	50,340	592,767
Commerzbank AG(a)	461,923	6,283,850
Daimler AG, Registered Shares	527,311	42,049,265
Deutsche Bank AG, Registered Shares	450,290	7,786,056
Deutsche Bank AG, Registered Shares	82,065	1,418,083
Deutsche Lufthansa AG, Registered Shares	218,589	6,073,818
E.ON SE	36,786	416,340
Fraport AG Frankfurt Airport Services Worldwide	11,462	1,088,361
Fresenius Medical Care AG & Co. KGaA	18,741	1,833,355
Hannover Rueckversicherung AG	8,448	1,017,940
HeidelbergCement AG	86,649	8,906,640
Innogy SE(b)	45,700	2,033,854
Linde AG	14,719	3,069,593
Metro AG(a)	167,433	3,539,247
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	31,973	6,836,012
RWE AG	57,294	1,301,498
Talanx AG	43,989	1,778,339
Telefonica Deutschland Holding AG	278,615	1,563,494
Uniper SE	165,242	4,530,950
Volkswagen AG	21,503	3,640,613
Total		150,184,203
Hong Kong 2.8%
Cathay Pacific Airways Ltd.(a)	998,000	1,511,968
CK Hutchison Holdings Ltd.	945,768	12,113,670
FIH Mobile Ltd.	133,000	42,087
Guoco Group Ltd.	1,000	15,032
Hang Lung Group Ltd.	594,000	2,139,053
Hang Lung Properties Ltd.	1,029,000	2,449,865
Henderson Land Development Co., Ltd.	95,924	638,028
Hopewell Holdings Ltd.	200,500	781,936
I-CABLE Communications Ltd.(a)	580,140	19,063
Kerry Properties Ltd.	416,000	1,727,879
MTR Corp.	197,416	1,155,914
New World Development Co., Ltd.	3,853,718	5,560,615
NWS Holdings Ltd.	658,296	1,286,755
Common Stocks (continued)
Issuer	Shares	Value ($)
Shangri-La Asia Ltd.	738,000	1,369,784
Sino Land Co., Ltd.	118,598	209,087
Sun Hung Kai Properties Ltd.	472,476	7,696,752
Swire Pacific Ltd., Class A	332,000	3,232,191
Swire Pacific Ltd., Class B	510,000	885,364
Wharf Holdings Ltd. (The)	158,000	1,413,496
Wheelock & Co., Ltd.	600,000	4,235,337
Yue Yuen Industrial Holdings Ltd.	162,000	618,114
Total		49,101,990
Ireland 0.4%
Bank of Ireland Group PLC(a)	356,762	2,922,084
CRH PLC	69,274	2,642,515
CRH PLC, ADR	53,470	2,024,374
Paddy Power Betfair PLC	255	25,443
Total		7,614,416
Israel 0.4%
Bank Hapoalim BM	452,292	3,164,972
Bank Leumi Le-Israel BM	706,407	3,754,215
Mizrahi Tefahot Bank Ltd.	35,255	632,281
Teva Pharmaceutical Industries Ltd., ADR	3,676	64,698
Total		7,616,166
Italy 1.4%
ENI SpA	111,117	1,838,609
Fiat Chrysler Automobiles NV(a)	241,475	4,326,655
Mediobanca SpA	311,573	3,343,694
Telecom Italia SpA(a)	2,226,554	2,085,515
UniCredit SpA(a)	610,372	12,999,608
Total		24,594,081
Japan 24.5%
Aeon Co., Ltd.	171,400	2,533,385
Aisin Seiki Co., Ltd.	42,100	2,219,626
Alfresa Holdings Corp.	40,100	734,646
Amada Holdings Co., Ltd.	31,600	346,947
Aoyama Trading Co., Ltd.	2,800	100,199
Asahi Glass Co., Ltd.	154,600	5,742,320
Asahi Kasei Corp.	135,000	1,663,534
Bank of Kyoto Ltd. (The)	23,000	1,170,704
Canon Marketing Japan, Inc.	26,800	640,978

44	Variable Portfolio – DFA International Value Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – DFA International Value Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Chiba Bank Ltd. (The)	267,000	1,912,126
Chugoku Bank Ltd. (The)	51,000	699,477
Citizen Watch Co., Ltd.	223,000	1,537,742
Coca-Cola Bottlers Japan, Inc.	28,525	923,915
COMSYS Holdings Corp.	19,000	453,844
Concordia Financial Group Ltd.	496,000	2,453,200
Credit Saison Co., Ltd.	32,800	680,588
Dai Nippon Printing Co., Ltd.	109,000	2,613,971
Daido Steel Co., Ltd.	3,700	219,800
Dai-ichi Life Holdings, Inc.	226,200	4,057,482
Daiwa Securities Group, Inc.	145,000	821,978
Denka Co., Ltd.	37,000	1,220,385
Denso Corp.	53,900	2,727,899
DIC Corp.	32,100	1,163,964
Ebara Corp.	52,600	1,747,520
Fuji Media Holdings, Inc.	11,100	158,115
FUJIFILM Holdings Corp.	158,900	6,173,480
Fukuoka Financial Group, Inc.	326,000	1,507,974
Furukawa Electric Co., Ltd.	9,900	544,259
Glory Ltd.	16,800	595,551
Gunma Bank Ltd. (The)	114,000	706,251
H2O Retailing Corp.	53,300	950,743
Hachijuni Bank Ltd. (The)	126,000	788,370
Hankyu Hanshin Holdings, Inc.	106,200	4,031,995
Heiwa Corp.	11,800	233,830
Hiroshima Bank Ltd. (The)	80,500	652,685
Hitachi Capital Corp.	30,500	725,852
Hitachi Chemical Co., Ltd.	56,400	1,547,653
Hitachi Construction Machine Co., Ltd.	42,800	1,268,409
Hitachi Ltd.	2,435,000	17,168,829
Hitachi Metals Ltd.	113,700	1,584,504
Hitachi Transport System Ltd	20,800	482,035
Hokuhoku Financial Group, Inc.	36,100	581,073
Honda Motor Co., Ltd.	849,700	25,100,586
House Foods Group, Inc.	20,800	618,394
Ibiden Co., Ltd.	82,900	1,322,623
Idemitsu Kosan Co., Ltd.	42,100	1,189,825
IHI Corp.	15,900	554,253
Iida Group Holdings Co., Ltd.	63,400	1,131,001
Common Stocks (continued)
Issuer	Shares	Value ($)
Inpex Corp.	460,300	4,903,475
Isetan Mitsukoshi Holdings Ltd.	97,400	1,017,810
ITOCHU Corp.	292,600	4,794,188
Iyo Bank Ltd. (The)	77,600	628,825
J Front Retailing Co., Ltd.	183,300	2,534,359
JFE Holdings, Inc.	321,700	6,292,388
JSR Corp.	41,200	783,374
JTEKT Corp.	161,100	2,230,056
JX Holdings, Inc.	846,100	4,362,678
Kamigumi Co., Ltd.	51,500	1,193,135
Kaneka Corp.	193,000	1,499,609
Kawasaki Heavy Industries Ltd.	7,500	248,678
Kawasaki Kisen Kaisha Ltd.(a)	42,400	1,116,813
Kinden Corp.	26,800	432,025
Kobe Steel Ltd.	206,500	2,364,893
Konica Minolta, Inc.	374,000	3,072,850
K’s Holdings Corp.	40,400	894,812
Kuraray Co., Ltd.	273,000	5,107,775
Kyocera Corp.	54,700	3,395,002
Kyushu Financial Group, Inc.	52,800	325,054
LIXIL Group Corp.	129,600	3,441,668
Marubeni Corp.	632,500	4,323,898
Mazda Motor Corp.	444,700	6,812,770
Mebuki Financial Group, Inc.	122,850	475,329
Medipal Holdings Corp.	53,600	931,536
Mitsubishi Chemical Holdings Corp.	488,600	4,658,300
Mitsubishi Corp.	244,100	5,679,190
Mitsubishi Gas Chemical Co., Inc.	95,600	2,243,113
Mitsubishi Heavy Industries Ltd.	158,200	6,255,144
Mitsubishi Logistics Corp.	12,000	298,571
Mitsubishi Materials Corp.	85,900	2,975,329
Mitsubishi UFJ Financial Group, Inc.	3,240,800	21,071,152
Mitsubishi UFJ Lease & Finance Co., Ltd.	364,700	1,934,997
Mitsui & Co., Ltd.	327,100	4,838,108
Mitsui Chemicals, Inc.	106,600	3,242,501
Mitsui Fudosan Co., Ltd.	45,500	986,577
Mitsui OSK Lines Ltd.	58,900	1,787,251
Mizuho Financial Group, Inc.	4,703,000	8,244,545
MS&AD Insurance Group Holdings, Inc.	79,500	2,561,997

Variable Portfolio – DFA International Value Fund | Quarterly Report 2017	45

Portfolio of Investments   (continued)
Variable Portfolio – DFA International Value Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
NEC Corp.	216,200	5,864,956
NH Foods Ltd.	55,000	1,511,616
NHK Spring Co., Ltd.	130,800	1,410,606
Nikon Corp.	68,300	1,184,413
Nippo Corp.	34,000	727,855
Nippon Electric Glass Co., Ltd.	31,200	1,209,438
Nippon Express Co., Ltd.	62,700	4,087,543
Nippon Paper Industries Co., Ltd.	66,000	1,227,912
Nippon Shokubai Co., Ltd.	17,600	1,244,039
Nippon Steel & Sumitomo Metal Corp.	299,300	6,881,985
Nippon Yusen KK(a)	127,300	2,649,073
Nissan Motor Co., Ltd.	1,204,800	11,935,502
Nisshinbo Holdings, Inc.	61,000	722,014
NOK Corp.	67,600	1,512,182
Nomura Holdings, Inc.	659,500	3,700,448
Nomura Real Estate Holdings, Inc.	72,800	1,552,976
NTN Corp.	202,000	855,946
Obayashi Corp.	146,000	1,751,189
Oji Holdings Corp.	638,000	3,444,933
ORIX Corp.	324,100	5,232,342
Resona Holdings, Inc.	989,550	5,087,679
Ricoh Co., Ltd.	551,500	5,362,874
Rohm Co., Ltd.	13,600	1,166,999
Sankyo Co., Ltd.	15,700	500,962
SBI Holdings, Inc.	83,700	1,262,282
Sega Sammy Holdings, Inc.	13,100	183,120
Seino Holdings Corp.	62,000	871,252
Sekisui House Ltd.	114,400	1,928,295
Shinsei Bank Ltd.	57,500	921,531
Shizuoka Bank Ltd. (The)	138,000	1,241,952
Sojitz Corp.	524,100	1,450,205
Sompo Holdings, Inc.	15,700	611,820
Sumitomo Chemical Co., Ltd.	1,025,000	6,412,464
Sumitomo Corp.	206,900	2,978,823
Sumitomo Electric Industries Ltd.	571,900	9,349,441
Sumitomo Forestry Co., Ltd.	81,100	1,270,103
Sumitomo Heavy Industries Ltd.	57,400	2,303,983
Sumitomo Metal Mining Co., Ltd.	118,000	3,798,808
Sumitomo Mitsui Financial Group, Inc.	469,600	18,051,040
Common Stocks (continued)
Issuer	Shares	Value ($)
Sumitomo Mitsui Trust Holdings, Inc.	81,000	2,925,939
Sumitomo Rubber Industries Ltd.	140,000	2,569,580
Suzuken Co., Ltd.	31,240	1,111,123
T&D Holdings, Inc.	219,900	3,190,171
Taiheiyo Cement Corp.	59,800	2,310,324
Takashimaya Co., Ltd.	154,000	1,442,367
TDK Corp.	66,800	4,539,270
Teijin Ltd.	117,200	2,312,222
THK Co., Ltd.	24,400	832,251
Tokai Rika Co., Ltd.	29,900	591,589
Tokio Marine Holdings, Inc.	46,600	1,823,803
Tokyo Broadcasting System Holdings, Inc.	6,900	128,059
Tokyo Tatemono Co., Ltd.	4,500	57,563
Tokyu Fudosan Holdings Corp	18,300	110,457
Toppan Printing Co., Ltd.	206,000	2,043,573
Tosoh Corp.	129,000	2,911,807
Toyo Seikan Group Holdings Ltd.	65,700	1,097,913
Toyoda Gosei Co., Ltd.	49,300	1,165,074
Toyota Industries Corp.	35,100	2,018,689
Toyota Motor Corp.	358,174	21,357,354
Toyota Motor Corp., ADR	1,076	128,227
Toyota Tsusho Corp.	128,100	4,210,083
Ube Industries Ltd.	26,700	772,687
Yamada Denki Co., Ltd.	401,400	2,194,899
Yamaguchi Financial Group, Inc.	82,000	960,325
Yokohama Rubber Co., Ltd. (The)	75,400	1,554,983
Zeon Corp.	16,000	207,577
Total		425,992,805
Luxembourg 0.3%
ArcelorMittal (a)	237,169	6,117,769
Netherlands 2.7%
ABN AMRO Bank NV	8,100	242,590
Aegon NV	505,153	2,942,216
Akzo Nobel NV	22,303	2,059,237
Coca-Cola European Partners PLC	289	12,117
Gemalto NV	6,348	283,565
ING Groep NV	1,018,554	18,779,738
Koninklijke Ahold Delhaize NV	305,310	5,708,584
Koninklijke DSM NV	76,856	6,291,311

46	Variable Portfolio – DFA International Value Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – DFA International Value Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Koninklijke Philips NV	177,183	7,314,784
NN Group NV	64,445	2,697,093
Total		46,331,235
New Zealand 0.1%
Auckland International Airport Ltd.	64,079	298,340
Fletcher Building Ltd.	284,555	1,644,650
Fonterra Co-operative Group Ltd.	13,365	60,248
Total		2,003,238
Norway 0.7%
DNB ASA	201,416	4,058,920
Norsk Hydro ASA	350,117	2,545,266
Statoil ASA	68,097	1,362,026
Storebrand ASA	148,298	1,258,704
Subsea 7 SA	80,532	1,321,556
Yara International ASA	22,014	985,924
Total		11,532,396
Portugal 0.1%
Banco Espirito Santo SA, Registered Shares(a),(c),(d)	533,756	18,925
EDP Renovaveis SA	114,029	970,351
Total		989,276
Singapore 0.9%
CapitaLand Ltd.	688,100	1,820,632
City Developments Ltd.	196,300	1,644,925
DBS Group Holdings Ltd.	40,861	629,017
Frasers Centrepoint Ltd.	88,900	137,104
Golden Agri-Resources Ltd.	3,841,000	1,061,871
Hutchison Port Holdings Trust	3,346,800	1,442,508
Keppel Corp., Ltd.	776,000	3,725,615
Olam International Ltd.	61,700	92,039
SembCorp Industries Ltd.	464,000	1,015,827
Singapore Airlines Ltd.	367,500	2,725,068
UOL Group Ltd.	149,189	895,396
Wilmar International Ltd.	68,000	159,791
Total		15,349,793
Common Stocks (continued)
Issuer	Shares	Value ($)
Spain 3.4%
Banco de Sabadell SA	1,972,020	4,116,071
Banco Santander SA	5,214,187	36,402,771
CaixaBank SA	142,253	712,867
Iberdrola SA	332,912	2,585,877
Repsol SA	857,114	15,793,034
Total		59,610,620
Sweden 2.7%
Boliden AB	285,822	9,674,904
Essity AB, Class A(a)	12,348	334,439
Essity AB, Class B(a)	104,808	2,851,533
Getinge AB, Series CPO	9,660	181,105
Millicom International Cellular SA, SDR(a)	10,211	673,847
Nordea Bank AB	864,788	11,721,764
Saab AB, Class B	3,486	176,934
Skandinaviska Enskilda Banken AB, Class A	471,089	6,206,074
Svenska Cellulosa AB SCA, Class A	12,348	108,776
Svenska Cellulosa AB, Class B	108,139	916,106
Tele2 AB, Class B	60,553	692,892
Telefonaktiebolaget LM Ericsson	4,557	26,358
Telefonaktiebolaget LM Ericsson, Class B	975,250	5,600,123
Telia Co. AB	1,482,770	6,983,395
Total		46,148,250
Switzerland 8.5%
Adecco Group AG, Registered Shares	128,304	9,990,315
Baloise Holding AG, Registered Shares	26,347	4,168,287
Cie Financiere Richemont SA, Class A, Registered Shares	151,271	13,825,046
Clariant AG, Registered Shares	284,151	6,807,769
Credit Suisse Group AG, Registered Shares	391,997	6,205,725
Dufry AG, Registered Shares(a)	22,922	3,640,630
Flughafen Zurich AG, Registered Shares	3,142	710,588
Helvetia Holding AG	244	132,539
Julius Baer Group Ltd.	62,190	3,679,958
LafargeHolcim Ltd., Registered Shares	211,080	12,337,613
Lonza Group AG, Registered Shares	875	229,514
Novartis AG, Registered Shares	316,784	27,119,733
Swatch Group AG (The)	26,722	11,115,425
Swatch Group AG (The), Registered Shares	37,823	3,013,419

Variable Portfolio – DFA International Value Fund | Quarterly Report 2017	47

Portfolio of Investments   (continued)
Variable Portfolio – DFA International Value Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Swiss Life Holding AG, Registered Shares	9,366	3,299,161
Swiss Re AG	139,648	12,647,420
UBS AG	756,661	12,932,039
UBS Group AG, Registered Shares	62,395	1,070,074
Zurich Insurance Group AG	51,582	15,735,347
Total		148,660,602
United Kingdom 18.7%
Anglo American PLC	776,984	13,946,312
Antofagasta PLC	236,820	3,011,544
Barclays Bank PLC	4,199,939	10,881,575
Barclays Bank PLC, ADR	117,884	1,220,099
Barratt Developments PLC	180,010	1,482,256
BHP Billiton PLC, ADR	45,867	1,625,985
BP PLC, ADR	1,190,144	45,737,234
Carnival PLC, ADR	15,928	1,027,037
Glencore PLC	3,868,440	17,728,279
HSBC Holdings PLC, ADR	1,056,737	52,213,375
J Sainsbury PLC	1,589,428	5,066,872
Kingfisher PLC	941,951	3,767,708
Lloyds Banking Group PLC	17,143,426	15,559,058
Lloyds Banking Group PLC, ADR	379,855	1,390,269
Pearson PLC	101,366	831,282
Pearson PLC, ADR	124,352	1,012,225
Royal Bank of Scotland Group PLC(a)	177,084	636,656
Royal Bank of Scotland Group PLC, ADR(a)	370,125	2,694,510
Royal Dutch Shell PLC, ADR, Class A	684,497	41,466,828
Royal Dutch Shell PLC, ADR, Class B	597,642	37,376,531
Common Stocks (continued)
Issuer	Shares	Value ($)
Royal Dutch Shell PLC, Class A	325,511	9,837,331
Royal Mail PLC	349,635	1,800,018
Standard Chartered PLC(a)	610,155	6,063,376
Vodafone Group PLC	17,506,854	48,982,754
Total		325,359,114
Total Common Stocks (Cost $1,493,336,838)		1,697,686,068

Preferred Stocks 1.3%
Issuer	Coupon Rate	Shares	Value ($)
Germany 1.3%
BMW AG	—	24,443	2,177,667
Porsche Automobil Holding SE(a)	—	48,915	3,127,665
Volkswagen AG	—	105,527	17,211,691
Total			22,517,023
Total Preferred Stocks (Cost $31,070,795)			22,517,023

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(e),(f)	7,505,529	7,505,529
Total Money Market Funds (Cost $7,505,529)		7,505,529
Total Investments (Cost $1,531,913,162)		1,727,708,620
Other Assets & Liabilities, Net		11,221,806
Net Assets		$1,738,930,426

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2017, the value of these securities amounted to $2,033,854, which represents 0.12% of net assets.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2017, the value of these securities amounted to $18,925, which represents less than 0.01% of net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at September 30, 2017.
48	Variable Portfolio – DFA International Value Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – DFA International Value Fund, September 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	7,944,436	193,190,483	(193,629,390)	7,505,529	(914)	—	45,763	7,505,529
Abbreviation Legend
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
Variable Portfolio – DFA International Value Fund | Quarterly Report 2017	49

Portfolio of Investments   (continued)
Variable Portfolio – DFA International Value Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Australia	4,190,161	108,355,095	—	—	112,545,256
Austria	—	1,497,176	—	—	1,497,176
Belgium	—	16,781,560	—	—	16,781,560
Denmark	—	32,806,820	—	—	32,806,820
Finland	—	19,750,208	—	—	19,750,208
France	—	187,099,094	—	—	187,099,094
Germany	1,418,083	148,766,120	—	—	150,184,203
Hong Kong	—	49,101,990	—	—	49,101,990
Ireland	2,024,374	5,590,042	—	—	7,614,416
Israel	64,698	7,551,468	—	—	7,616,166
Italy	—	24,594,081	—	—	24,594,081
Japan	128,227	425,864,578	—	—	425,992,805
Luxembourg	—	6,117,769	—	—	6,117,769
Netherlands	—	46,331,235	—	—	46,331,235
New Zealand	—	2,003,238	—	—	2,003,238
Norway	—	11,532,396	—	—	11,532,396
Portugal	—	970,351	18,925	—	989,276
Singapore	—	15,349,793	—	—	15,349,793
Spain	—	59,610,620	—	—	59,610,620
Sweden	—	46,148,250	—	—	46,148,250
Switzerland	1,070,074	147,590,528	—	—	148,660,602
United Kingdom	185,764,093	139,595,021	—	—	325,359,114
Total Common Stocks	194,659,710	1,503,007,433	18,925	—	1,697,686,068
Preferred Stocks
Germany	—	22,517,023	—	—	22,517,023
Total Preferred Stocks	—	22,517,023	—	—	22,517,023
Money Market Funds	—	—	—	7,505,529	7,505,529
Total Investments	194,659,710	1,525,524,456	18,925	7,505,529	1,727,708,620
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.
50	Variable Portfolio – DFA International Value Fund | Quarterly Report 2017

Portfolio of Investments
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 1.4%
Issuer	Shares	Value ($)
Energy —%
Energy Equipment & Services —%
Paragon Offshore, A Shares(a)	1,213	1,455
Paragon Offshore, B Shares(a)	606	11,691
Paragon Offshore, PE Shares(a)	1,213	20,773
Total		33,919
Total Energy		33,919
Financials 0.1%
Capital Markets 0.1%
RCS Capital Corp.(a)	5,645	166,527
Total Financials		166,527
Health Care —%
Health Care Providers & Services —%
Millennium Health LLC(a)	16,788	15,739
Total Health Care		15,739
Industrials 1.0%
Commercial Services & Supplies 0.9%
IAP Worldwide Services, Inc.(a),(b),(c),(d)	121	1,251,019
Machinery 0.1%
Ameriforge Group, Inc.(a),(d)	5,867	184,811
Total Industrials		1,435,830
Information Technology 0.3%
Internet Software & Services 0.3%
Answers Corp.(a)	22,610	357,991
Total Information Technology		357,991
Utilities —%
Gas Utilities —%
Southcross Holding GP LLC(a)	48	—
Southcross Holdings LP Class A-II(a)	48	26,880
Total		26,880
Total Utilities		26,880
Total Common Stocks (Cost $898,585)		2,036,886
Senior Loans 93.4%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Aerospace & Defense 2.6%
Armor Holding II LLC(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 4.500% 06/26/2020	5.840%	608,830	610,352
IAP Worldwide Services, Inc.(b),(d),(e),(f),(g),(h)
1st Lien Term Loan
3-month USD LIBOR + 5.500% 07/18/2018	1.375%	678,751	675,900
IAP Worldwide Services, Inc.(b),(d),(e),(f)
2nd Lien Term Loan
3-month USD LIBOR + 6.500% 07/18/2019	8.000%	908,658	733,076
TransDigm, Inc.(e),(f)
Tranche D Term Loan
3-month USD LIBOR + 3.000% 06/04/2021	4.327%	1,267,254	1,269,941
Tranche F Term Loan
3-month USD LIBOR + 3.000% 06/09/2023	4.269%	140,329	140,666
Wesco Aircraft Hardware Corp.(e),(f)
Tranche A Term Loan
3-month USD LIBOR + 0.000% 11/30/2020	4.240%	285,000	284,376
Total			3,714,311
Automotive 2.1%
American Axle & Manufacturing, Inc.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 04/06/2024	3.490%	493,750	492,209
Cooper-Standard Automotive, Inc.(e),(f)
Tranche B1 Term Loan
3-month USD LIBOR + 2.250% 11/02/2023	3.583%	504,103	505,782
Dayco Products LLC(d),(e),(f)
Term Loan
3-month USD LIBOR + 5.000% 05/19/2023	6.317%	174,563	174,999
DexKo Global, Inc.(e),(f)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 4.000% 07/24/2024	5.313%	225,000	226,501
Federal-Mogul Corp.(e),(f)
Tranche C Term Loan
3-month USD LIBOR + 3.750% 04/15/2021	4.982%	546,706	549,538

Variable Portfolio – Eaton Vance Floating-Rate Income Fund | Quarterly Report 2017	51

Portfolio of Investments   (continued)
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, September 30, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Gates Global LLC(e),(f)
Tranche B1 Term Loan
3-month USD LIBOR + 3.250% 04/01/2024	4.583%	770,278	773,167
Sage Automotive Interiors, Inc.(d),(e),(f)
Term Loan
3-month USD LIBOR + 5.000% 11/08/2022	6.235%	297,750	299,983
Total			3,022,179
Banking 0.3%
NXT Capital, Inc.(d),(e),(f)
Term Loan
3-month USD LIBOR + 4.500% 11/23/2022	5.740%	372,312	376,500
Brokerage/Asset Managers/Exchanges 1.4%
Aretec Group, Inc.(d),(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 8.000% 11/23/2020	8.000%	257,540	257,540
Aretec Group, Inc.(e),(f)
2nd Lien Term Loan PIK
3-month USD LIBOR + 7.500% 05/23/2021	0.000%	458,379	456,087
Guggenheim Partners Investment Management Holdings LLC(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 07/21/2023	3.985%	1,011,376	1,016,939
LPL Holdings, Inc.(d),(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 09/23/2024	3.576%	224,437	223,876
Tecostar Holdings, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 05/01/2024	5.061%	124,688	125,390
Total			2,079,832
Building Materials 2.3%
American Builders & Contractors Supply Co., Inc.(e),(f)
Tranche B1 Term Loan
3-month USD LIBOR + 2.500% 10/31/2023	3.735%	398,000	399,349
CPG International LLC(e),(f)
Term Loan
3-month USD LIBOR + 3.750% 05/05/2024	5.083%	293,197	295,029
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
HD Supply Waterworks Ltd.(e),(f),(i)
Term Loan
3-month USD LIBOR + 3.000% 08/01/2024	4.455%	500,000	500,625
Ply Gem Industries, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 3.000% 02/01/2021	4.333%	600,412	606,416
QUIKRETE Holdings, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 2.750% 11/15/2023	3.985%	794,995	794,359
Summit Materials LLC(e),(f)
Term Loan
3-month USD LIBOR + 2.750% 07/18/2022	3.985%	761,001	764,487
Total			3,360,265
Cable and Satellite 3.9%
Charter Communications Operating LLC(e),(f)
Tranche I1 Term Loan
3-month USD LIBOR + 2.250% 01/15/2024	3.490%	295,500	296,608
CSC Holdings LLC(e),(f)
Term Loan
3-month USD LIBOR + 2.250% 07/17/2025	3.484%	758,038	753,163
MediArena Acquisition BV(e),(f)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 5.750% 08/13/2021	7.049%	339,500	326,769
Radiate Holdco LLC(e),(f)
Term Loan
3-month USD LIBOR + 3.000% 02/01/2024	4.235%	99,500	98,080
Telenet Financing LLC(e),(f),(i)
Tranche AI Term Loan
3-month USD LIBOR + 2.750% 06/30/2025	3.984%	875,000	877,406
Telenet Financing LLC(e),(f)
Tranche AI Term Loan
3-month USD LIBOR + 2.750% 06/30/2025	3.984%	100,000	100,275
Telesat Canada(e),(f)
Tranche B4 Term Loan
3-month USD LIBOR + 3.000% 11/17/2023	4.240%	717,763	722,702
UPC Financing Partnership(e),(f)
Term Loan
3-month USD LIBOR + 2.750% 04/15/2025	3.984%	400,000	401,064

52	Variable Portfolio – Eaton Vance Floating-Rate Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, September 30, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Virgin Media Bristol LLC(e),(f)
Tranche I Term Loan
3-month USD LIBOR + 2.750% 01/31/2025	3.984%	1,550,000	1,555,239
Ziggo Secured Finance Partnership(e),(f)
Tranche E Term Loan
3-month USD LIBOR + 2.500% 04/15/2025	3.734%	550,000	549,522
Total			5,680,828
Chemicals 5.1%
A. Schulman, Inc.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 3.250% 06/01/2022	4.490%	863,214	865,372
Aruba Investments, Inc.(d),(e),(f)
Tranche B1 Term Loan
3-month USD LIBOR + 3.500% 02/02/2022	4.833%	163,768	164,382
Ashland LLC(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 05/17/2024	3.292%	99,750	100,099
Atotech USA, Inc.(e),(f)
Tranche B1 Term Loan
3-month USD LIBOR + 3.000% 01/31/2024	4.333%	374,063	374,998
Axalta Coating Systems Dutch Holding BBV/US Holdings, Inc.(e),(f)
Tranche B2 Term Loan
3-month USD LIBOR + 2.000% 06/01/2024	3.333%	872,812	876,723
Huntsman International LLC(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 3.000% 04/01/2023	4.235%	133,283	133,824
Ineos US Finance LLC(e),(f)
Term Loan
3-month USD LIBOR + 2.750% 03/31/2022	3.985%	903,211	909,045
Kraton Polymers LLC(e),(f)
Term Loan
3-month USD LIBOR + 3.000% 01/06/2022	4.235%	195,618	197,954
MacDermid, Inc.(e),(f)
Tranche B6 Term Loan
3-month USD LIBOR + 3.000% 06/07/2023	4.235%	1,122,706	1,128,320
Minerals Technologies, Inc.(e),(f)
Tranche B1 Term Loan
3-month USD LIBOR + 2.250% 02/14/2024	3.517%	365,703	367,531
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
PQ Corp.(e),(f)
Tranche B1 Term Loan
3-month USD LIBOR + 3.250% 11/04/2022	4.562%	370,322	373,495
Trinseo Materials Operating SCA/Finance, Inc.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 09/06/2024	3.735%	884,000	888,420
Tronox Finance LLC(e),(f),(i)
1st Lien Term Loan
3-month USD LIBOR + 3.000% 09/23/2024	0.000%	383,721	385,079
Tronox Finance LLC(e),(f),(h)
1st Lien Term Loan
3-month USD LIBOR + 3.000% 09/23/2024	0.000%	166,279	166,868
Univar USA, Inc.(e),(f)
Tranche B2 Term Loan
3-month USD LIBOR + 2.750% 07/01/2022	3.985%	416,540	417,844
Total			7,349,954
Construction Machinery 0.5%
CPM Acquisition Corp.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 4.250% 04/11/2022	5.485%	171,475	173,047
Doosan Bobcat, Inc.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 05/18/2024	4.083%	373,125	375,084
International Equipment Solutions LLC(d),(e),(f),(h)
Term Loan
3-month USD LIBOR + 5.500% 08/15/2022	6.829%	150,000	150,563
Total			698,694
Consumer Cyclical Services 5.4%
AlixPartners LLP(e),(f)
Term Loan
3-month USD LIBOR + 3.000% 04/04/2024	4.333%	448,124	448,967
Camelot US Acquisition 1 Co.(e),(f)
Term Loan
3-month USD LIBOR + 3.500% 10/03/2023	4.735%	321,758	322,814
DTZ US Borrower LLC/AUS Holdco PTY Ltd.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 11/04/2021	4.566%	811,006	812,457

Variable Portfolio – Eaton Vance Floating-Rate Income Fund | Quarterly Report 2017	53

Portfolio of Investments   (continued)
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, September 30, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Electro Rent Corp.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 5.000% 01/31/2024	6.272%	198,500	199,741
Garda World Security Corp.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 05/24/2024	5.315%	320,371	323,174
Hoya Midco LLC(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 06/30/2024	5.235%	174,562	174,126
IG Investments Holdings LLC(e),(f)
Term Loan
3-month USD LIBOR + 4.000% 10/31/2021	5.333%	779,713	785,561
Monitronics International, Inc.(e),(f)
Tranche B2 Term Loan
3-month USD LIBOR + 5.500% 09/30/2022	6.833%	148,500	147,201
PFS Holding Corp.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 01/31/2021	4.740%	193,000	177,440
Prime Security Services Borrower LLC(e),(f)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 2.750% 05/02/2022	3.985%	446,820	450,421
Realogy Group LLC(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 07/20/2022	3.485%	1,088,833	1,092,916
ServiceMaster Co. LLC (The)(e),(f)
Tranche C Term Loan
3-month USD LIBOR + 2.500% 11/08/2023	3.735%	1,439,125	1,443,442
Spin Holdco(e),(f)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 3.750% 11/14/2022	5.014%	445,443	447,336
TransUnion LLC(e),(f)
Tranche B3 Term Loan
3-month USD LIBOR + 2.500% 04/10/2023	3.235%	493,632	492,319
Weight Watchers International, Inc.(e),(f)
Tranche B2 Term Loan
3-month USD LIBOR + 3.250% 04/02/2020	4.529%	480,950	474,337
Total			7,792,252
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Consumer Products 2.0%
Alphabet Holding Co., Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 09/26/2024	4.833%	375,000	370,313
Bombardier Recreational Products, Inc.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 3.000% 06/30/2023	4.240%	668,250	670,515
KIK Custom Products, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 4.500% 08/26/2022	5.737%	209,982	211,863
Prestige Brands, Inc.(e),(f)
Tranche B4 Term Loan
3-month USD LIBOR + 2.750% 01/26/2024	3.985%	924,023	927,655
Serta Simmons Bedding LLC(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 11/08/2023	4.801%	671,625	651,046
Total			2,831,392
Diversified Manufacturing 3.9%
Ameriforge Group, Inc.(d),(e),(f)
Term Loan
3-month USD LIBOR + 8.000% 06/08/2022	9.333%	91,447	91,447
Apex Tool Group LLC(e),(f)
Term Loan
3-month USD LIBOR + 3.250% 01/31/2020	4.500%	467,853	454,257
Bright Bidco BV(e),(f)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 4.500% 06/30/2024	5.816%	225,000	226,874
Canyon Valor Companies, Inc.(e),(f),(i)
1st Lien Term Loan
3-month USD LIBOR + 4.250% 06/16/2023	5.583%	275,000	278,322
Engineered Machinery Holdings, Inc.(e),(f),(i)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 07/19/2024	0.000%	265,487	265,487
Delayed Draw 1st Lien Term Loan
3-month USD LIBOR + 3.250% 07/19/2024	0.000%	34,513	34,513

54	Variable Portfolio – Eaton Vance Floating-Rate Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, September 30, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Filtration Group Corp.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.000% 11/23/2020	4.235%	498,702	501,196
Gardner Denver, Inc.(e),(f)
Tranche B1 Term Loan
3-month USD LIBOR + 2.750% 07/30/2024	4.083%	200,000	200,176
Milacron LLC(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 3.000% 09/28/2023	4.235%	421,812	423,394
MTS Systems Corp.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 3.250% 07/05/2023	4.490%	198,000	199,238
Pelican Products, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 4.250% 04/10/2020	5.583%	288,841	289,563
Rexnord LLC(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 08/21/2023	4.060%	998,600	1,001,965
Travelport Finance SARL(e),(f)
Tranche D Term Loan
3-month USD LIBOR + 2.750% 09/02/2021	4.061%	280,509	280,047
Wash Multifamily Parent, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 05/16/2022	4.485%	167,971	168,497
3-month USD LIBOR + 3.250% 05/16/2022	4.485%	29,006	29,097
Welbilt, Inc.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 3.000% 03/03/2023	3.985%	125,385	126,116
Zekelman Industries, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 2.750% 06/14/2021	4.073%	1,004,478	1,008,244
Total			5,578,433
Electric 1.0%
Calpine Corp.(e),(f)
Term Loan
3-month USD LIBOR + 2.750% 01/15/2024	4.090%	1,279,374	1,276,240
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Eastern Power LLC/Covert Midco LLC/TPF II LC LLC(e),(f)
Term Loan
3-month USD LIBOR + 4.000% 10/02/2023	4.985%	102,817	103,294
Talen Energy Supply LLC(e),(f)
Term Loan
3-month USD LIBOR + 4.000% 04/15/2024	5.235%	124,250	120,988
Total			1,500,522
Environmental 0.8%
Advanced Disposal Services, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 2.750% 11/10/2023	3.947%	317,146	318,995
Albany Molecular Research, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 08/30/2024	4.583%	225,000	225,142
EnergySolutions LLC(d),(e),(f)
Term Loan
3-month USD LIBOR + 4.750% 05/29/2020	6.090%	456,500	463,347
Green Plains, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 5.500% 08/29/2023	6.700%	150,000	150,125
Total			1,157,609
Finance Companies 1.6%
Avolon Borrower 1 LLC(e),(f),(i)
Tranche B2 Term Loan
3-month USD LIBOR + 2.250% 03/21/2022	3.986%	1,446,375	1,449,080
FinCo I LLC(e),(f)
Term Loan
3-month USD LIBOR + 2.750% 07/14/2022	2.750%	200,000	201,858
Freedom Mortgage Corp.(e),(f)
Term Loan
3-month USD LIBOR + 5.500% 02/23/2022	6.956%	370,934	376,731
LSF9 Atlantis Holdings LLC(e),(f)
Term Loan
3-month USD LIBOR + 6.000% 05/01/2023	7.237%	298,125	298,745
Total			2,326,414

Variable Portfolio – Eaton Vance Floating-Rate Income Fund | Quarterly Report 2017	55

Portfolio of Investments   (continued)
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, September 30, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Food and Beverage 3.7%
B&G Foods, Inc.(e),(f)
Tranche B2 Term Loan
3-month USD LIBOR + 2.250% 11/02/2022	3.485%	853,480	857,440
Blue Buffalo Pet Products, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 2.000% 05/27/2024	3.235%	149,625	150,467
Del Monte Foods, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 02/18/2021	4.575%	488,608	417,935
Dole Food Co., Inc.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 3.000% 04/06/2024	4.007%	273,281	273,921
Flavors Holdings, Inc.(d),(e),(f)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 5.750% 04/03/2020	7.083%	261,539	245,192
HLF Financing SARL(e),(f)
Term Loan
3-month USD LIBOR + 5.500% 02/15/2023	6.735%	240,625	243,031
Jacobs Douwe Egberts International BV(e),(f)
Tranche B5 Term Loan
3-month USD LIBOR + 2.250% 07/04/2022	3.563%	125,000	125,416
JBS USA Lux SA(e),(f)
Term Loan
3-month USD LIBOR + 2.500% 10/30/2022	3.804%	970,125	957,999
Nomad Foods, Ltd.(e),(f),(i)
Tranche B2 Term Loan
3-month USD LIBOR + 2.750% 05/15/2024	3.984%	200,000	200,688
Pinnacle Foods Finance LLC(e),(f)
Term Loan
3-month USD LIBOR + 2.000% 02/02/2024	3.232%	1,116,562	1,118,885
Post Holdings, Inc.(e),(f)
Tranche A Term Loan
3-month USD LIBOR + 2.250% 05/24/2024	3.490%	274,312	274,845
Refresco Holding BV(e),(f),(i)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 09/27/2024	0.000%	50,000	50,125
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
US Foods, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 3.250% 06/27/2023	3.985%	396,985	399,232
Total			5,315,176
Foreign Agencies 0.3%
CITGO Holding, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 8.500% 05/12/2018	9.796%	126,129	127,085
CITGO Petroleum Corp.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 07/29/2021	4.796%	248,087	248,263
Total			375,348
Gaming 1.8%
Amaya Holdings BV(e),(f)
Tranche B3 1st Lien Term Loan
3-month USD LIBOR + 3.500% 08/01/2021	4.833%	609,709	611,234
Boyd Gaming Corp.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 09/15/2023	3.694%	170,665	171,134
Caesars Entertainment Operating Co., Inc.(e),(j)
Tranche B6 Term Loan
03/01/2017	0.000%	471,986	572,580
Eldorado Resorts, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 2.250% 04/17/2024	3.563%	138,190	138,017
Golden Nugget, Inc.(e),(f),(i)
Tranche B Term Loan
3-month USD LIBOR + 3.250% 10/04/2023	0.000%	793,688	797,656
MGM Growth Properties Operating Partnership LP(e),(f)
Term Loan
3-month USD LIBOR + 2.250% 04/25/2023	3.485%	295,500	296,351
Total			2,586,972
Health Care 8.9%
Alere, Inc.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 3.250% 06/20/2022	4.490%	494,937	494,526

56	Variable Portfolio – Eaton Vance Floating-Rate Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, September 30, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Auris Luxembourg III SARL(e),(f)
Tranche B7 Term Loan
3-month USD LIBOR + 3.000% 01/17/2022	4.333%	493,687	495,538
Avantor Performance Materials Holdings, Inc.(e),(f),(i)
Term Loan
3-month USD LIBOR + 4.000% 09/20/2024	0.000%	200,000	200,542
CareCore National LLC(d),(e),(f)
Term Loan
3-month USD LIBOR + 4.000% 03/05/2021	5.235%	522,687	527,914
Change Healthcare Holdings, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 2.750% 03/01/2024	3.985%	1,044,750	1,047,101
CHG Healthcare Services, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 06/07/2023	4.561%	320,249	323,108
CHS/Community Health Systems, Inc.(e),(f)
Tranche G Term Loan
3-month USD LIBOR + 2.750% 12/31/2019	4.067%	477,680	474,107
Tranche H Term Loan
3-month USD LIBOR + 3.000% 01/27/2021	4.317%	218,883	217,030
Concentra, Inc.(e),(f)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.000% 06/01/2022	4.321%	288,494	289,094
CPI Holdco LLC(d),(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 03/21/2024	5.340%	298,500	300,739
Envision Healthcare Corp.(e),(f)
Term Loan
3-month USD LIBOR + 3.000% 12/01/2023	4.240%	1,092,185	1,094,239
Genoa, a QoL Healthcare Co. LLC(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 10/30/2023	4.485%	272,255	273,448
Greatbatch Ltd.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 10/27/2022	4.740%	410,626	412,852
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
INC Research Holdings, Inc.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 08/01/2024	3.485%	75,000	75,229
Jaguar Holding Co. I LLC(e),(f)
Term Loan
3-month USD LIBOR + 2.750% 08/18/2022	4.037%	957,144	961,633
Kindred Healthcare, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 3.500% 04/09/2021	4.813%	1,161,015	1,161,503
Kinetic Concepts, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 3.250% 02/02/2024	4.583%	423,937	422,216
Millennium Health LLC(e),(f)
Term Loan
3-month USD LIBOR + 6.500% 12/21/2020	7.735%	91,087	44,936
MPH Acquisition Holdings LLC(e),(f)
Term Loan
3-month USD LIBOR + 3.000% 06/07/2023	4.333%	1,006,708	1,013,946
Opal Acquisition, Inc.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 4.000% 11/27/2020	5.319%	289,483	272,114
Ortho-Clinical Diagnostics Holdings SARL(e),(f)
Term Loan
3-month USD LIBOR + 3.750% 06/30/2021	5.083%	494,885	496,073
PAREXEL International Corp.(e),(f),(i)
Term Loan
3-month USD LIBOR + 3.000% 08/11/2024	4.309%	425,000	427,924
PharMerica Corp.(e),(f),(i)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 09/26/2024	0.000%	125,000	125,664
Quintiles IMS, Inc.(e),(f),(i)
Tranche B2 Term Loan
3-month USD LIBOR + 2.000% 01/17/2025	0.000%	100,000	100,464
Select Medical Corp.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 03/01/2021	4.810%	248,750	251,031

Variable Portfolio – Eaton Vance Floating-Rate Income Fund | Quarterly Report 2017	57

Portfolio of Investments   (continued)
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, September 30, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Surgery Center Holdings, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 3.250% 09/02/2024	4.490%	550,000	545,187
Team Health Holdings, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 2.750% 02/06/2024	3.985%	323,375	317,111
U.S. Anesthesia Partners, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 06/23/2024	4.485%	399,000	396,259
Total			12,761,528
Healthcare REIT 0.3%
Quality Care Properties, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 5.250% 10/31/2022	6.485%	397,000	398,322
Independent Energy 0.9%
MEG Energy Corp.(e),(f)
Term Loan
3-month USD LIBOR + 3.500% 12/31/2023	4.833%	656,378	653,299
Sheridan Investment Partners I LLC(e),(f)
Tranche B2 Term Loan
3-month USD LIBOR + 3.750% 10/01/2019	4.820%	366,243	306,546
Sheridan Production Partners I-A LP(e),(f)
Tranche B2 Term Loan
3-month USD LIBOR + 3.750% 10/01/2019	4.820%	48,530	40,620
Sheridan Production Partners I-M LP(e),(f)
Tranche B2 Term Loan
3-month USD LIBOR + 3.750% 10/01/2019	4.820%	29,643	24,811
Ultra Resources, Inc.(e),(f),(i)
Term Loan
3-month USD LIBOR + 3.000% 04/12/2024	4.309%	250,000	249,375
Total			1,274,651
Leisure 1.3%
AMC Entertainment Holdings, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 3.250% 12/15/2022	3.484%	319,312	318,488
3-month USD LIBOR + 0.000% 12/15/2023	3.484%	74,625	74,252
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
ClubCorp Club Operations, Inc.(e),(f),(i)
Tranche B Term Loan
3-month USD LIBOR + 3.250% 08/16/2024	4.588%	275,000	273,144
Delta 2 SARL(e),(f)
Tranche B3 Term Loan
3-month USD LIBOR + 3.750% 02/01/2024	4.235%	525,000	528,019
Seaworld Parks & Entertainment, Inc.(e),(f)
Tranche B5 Term Loan
3-month USD LIBOR + 3.000% 04/01/2024	4.333%	481,989	466,121
UFC Holdings LLC(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 08/18/2023	4.490%	198,000	198,711
Total			1,858,735
Lodging 2.5%
CityCenter Holdings LLC(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.500% 04/18/2024	3.735%	324,187	325,445
Hilton Worldwide Finance LLC(e),(f)
Tranche B2 Term Loan
3-month USD LIBOR + 2.000% 10/25/2023	3.237%	1,418,945	1,424,536
Playa Resorts Holding BV(e),(f)
Term Loan
3-month USD LIBOR + 3.000% 04/29/2024	4.320%	399,000	396,207
RHP Hotel Properties LP(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 05/11/2024	3.560%	1,500,000	1,507,500
Total			3,653,688
Media and Entertainment 4.3%
ALM Media LLC(e),(f)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 4.500% 07/31/2020	5.833%	323,750	292,185
CBS Radio, Inc.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 10/17/2023	4.737%	179,632	180,868
CBS Radio, Inc.(e),(f),(i)
Tranche B1 Term Loan
3-month USD LIBOR + 2.750% 10/17/2023	0.000%	75,000	75,094

58	Variable Portfolio – Eaton Vance Floating-Rate Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, September 30, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Cumulus Media Holdings, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 3.250% 12/23/2020	4.490%	763,916	635,960
Emerald Expositions Holding, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 3.000% 05/22/2024	4.333%	174,562	175,435
Entercom Radio LLC(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 11/01/2023	4.737%	143,125	143,304
Extreme Reach, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 6.000% 02/07/2020	7.590%	443,871	442,207
Getty Images, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 3.500% 10/18/2019	4.833%	779,540	672,680
iHeartCommunications, Inc.(e),(f)
Tranche E Term Loan
3-month USD LIBOR + 7.500% 07/30/2019	8.833%	300,000	231,150
Intelsat Jackson Holdings SA(e),(f)
Tranche B2 Term Loan
3-month USD LIBOR + 2.750% 06/30/2019	4.071%	825,000	821,989
Match Group, Inc.(e),(f)
Tranche B1 Term Loan
3-month USD LIBOR + 3.250% 11/16/2022	3.809%	151,562	152,510
Mission Broadcasting, Inc.(e),(f)
Tranche B2 Term Loan
3-month USD LIBOR + 2.500% 01/17/2024	3.737%	46,284	46,391
Nexstar Broadcasting, Inc.(e),(f)
Tranche B2 Term Loan
3-month USD LIBOR + 2.500% 01/17/2024	3.737%	369,603	370,460
ProQuest LLC(e),(f)
Term Loan
3-month USD LIBOR + 3.750% 10/24/2021	4.985%	439,748	443,960
Raycom TV Broadcasting LLC(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 08/23/2024	3.987%	175,000	175,875
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Townsquare Media, Inc.(d),(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 3.000% 04/01/2022	4.272%	684,379	680,957
Univision Communications, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 2.750% 03/15/2024	3.985%	721,842	715,078
Total			6,256,103
Metals and Mining 0.6%
Fairmount Santrol, Inc.(e),(f)
Tranche B2 Term Loan
3-month USD LIBOR + 3.500% 09/05/2019	4.735%	458,047	453,467
Murray Energy Corp.(e),(f)
Tranche B2 Term Loan
3-month USD LIBOR + 7.250% 04/16/2020	8.583%	152,222	139,220
Neenah Foundry Co.(e),(f)
Term Loan
3-month USD LIBOR + 6.500% 04/26/2019	7.771%	339,820	334,723
Total			927,410
Midstream 0.2%
Energy Transfer Equity LP(e),(f)
Term Loan
3-month USD LIBOR + 2.750% 02/02/2024	3.981%	232,353	233,382
Southcross Holdings Borrower LP(e)
Tranche B Term Loan PIK
04/13/2023	3.500%	45,986	39,778
Total			273,160
Oil Field Services 1.0%
Bronco Midstream Funding LLC(e),(f)
Term Loan
3-month USD LIBOR + 4.000% 08/17/2020	5.316%	280,337	282,439
EagleClaw Midstream Ventures(e),(f)
Term Loan
3-month USD LIBOR + 4.250% 06/24/2024	5.522%	124,688	125,506
Fieldwood Energy LLC(e),(f)
Term Loan
3-month USD LIBOR + 2.875% 10/01/2018	4.208%	390,177	357,012

Variable Portfolio – Eaton Vance Floating-Rate Income Fund | Quarterly Report 2017	59

Portfolio of Investments   (continued)
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, September 30, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Paragon Offshore Finance Co.(b),(d),(e),(f)
Term Loan
3-month USD LIBOR + 2.750% 07/16/2021	0.000%	6,754	—
Paragon Offshore, Ltd.(e),(k)
Term Loan
07/18/2022	7.304%	41,238	34,228
Seadrill Operating LP(e),(f)
Term Loan
3-month USD LIBOR + 3.000% 02/21/2021	4.333%	462,662	337,165
Sonneborn Dutch Holdings BV(d),(e),(f)
Term Loan
3-month USD LIBOR + 3.750% 12/10/2020	4.985%	44,718	44,941
Sonneborn LLC(d),(e),(f)
Term Loan
3-month USD LIBOR + 3.750% 12/10/2020	4.985%	253,400	254,667
Total			1,435,958
Other Financial Institutions 2.6%
Altisource Solutions SARL(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 12/09/2020	4.735%	168,663	156,435
Citco Funding LLC(e),(f)
Term Loan
3-month USD LIBOR + 3.000% 03/31/2022	4.235%	1,275,449	1,286,073
Corporate Capital Trust, Inc.(d),(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 3.250% 05/20/2019	4.625%	747,875	750,680
Focus Financial Partners LLC(d),(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 07/03/2024	4.549%	175,000	176,312
NFP Corp.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 01/08/2024	4.735%	323,184	325,204
PGX Holdings, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 5.250% 09/29/2020	6.490%	390,810	390,568
TKC Holdings, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 4.250% 02/01/2023	5.522%	149,250	150,493
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Walter Investment Management Corp.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 3.750% 12/18/2020	4.985%	576,598	527,996
Total			3,763,761
Other Industry 2.6%
EAB (e),(f),(h)
Term Loan
3-month USD LIBOR + 3.750% 09/14/2024	0.000%	200,000	199,500
Generac Power Systems, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 2.250% 05/31/2023	3.549%	584,277	584,277
Husky Injection Molding Systems Ltd.(e),(f)
Term Loan
3-month USD LIBOR + 3.250% 06/30/2021	4.485%	429,593	432,210
KUEHG Corp.(e),(f),(i)
Tranche B2 Term Loan
3-month USD LIBOR + 3.750% 08/12/2022	0.000%	520,137	517,864
Lightstone Holdco LLC(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 5.500% 01/30/2024	5.735%	232,591	231,428
Tranche C Term Loan
3-month USD LIBOR + 5.500% 01/30/2024	5.735%	14,493	14,420
RE/MAX LLC(d),(e),(f)
Term Loan
3-month USD LIBOR + 2.750% 12/15/2023	4.083%	1,050,099	1,054,037
STS Operating, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 3.750% 02/12/2021	4.984%	233,581	234,749
Uber Technologies, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 4.000% 07/13/2023	5.237%	519,750	522,026
Total			3,790,511
Other REIT 0.5%
ESH Hospitality, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 2.500% 08/30/2023	3.735%	693,013	695,536

60	Variable Portfolio – Eaton Vance Floating-Rate Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, September 30, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Other Utility 0.4%
EWT Holdings III Corp.(d),(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 01/15/2021	5.083%	521,096	527,610
Packaging 3.4%
Berry Global, Inc.(e),(f)
Tranche M Term Loan
3-month USD LIBOR + 2.250% 10/01/2022	3.485%	740,876	742,729
BWAY Holding Co.(e),(f)
Term Loan
3-month USD LIBOR + 3.250% 04/03/2024	4.481%	344,138	344,936
Consolidated Container Co. LLC(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 05/22/2024	4.735%	75,000	75,406
Flex Acquisition Co., Inc(e),(f)
Term Loan
3-month USD LIBOR + 3.000% 12/29/2023	4.299%	748,750	750,390
Reynolds Group Holdings, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 3.000% 02/05/2023	3.985%	1,484,141	1,489,484
SIG Combibloc Holdings SCA(e),(f)
Term Loan
3-month USD LIBOR + 3.000% 03/11/2022	4.235%	598,419	599,502
Signode Industrial Group SA(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 05/01/2021	4.031%	946,667	948,636
Total			4,951,083
Paper 0.2%
Expera Specialty Solutions LLC(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 4.750% 11/03/2023	5.985%	348,500	348,936
Pharmaceuticals 2.8%
Amneal Pharmaceuticals LLC(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 11/01/2019	4.833%	574,796	576,952
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Arbor Pharmaceuticals LLC(e),(f)
Term Loan
3-month USD LIBOR + 5.000% 07/05/2023	6.333%	243,750	246,797
Endo Finance Co. I SARL(e),(f)
Term Loan
3-month USD LIBOR + 4.250% 04/29/2024	5.500%	773,063	779,827
Grifols Worldwide Operations Ltd.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 01/31/2025	3.447%	522,375	523,169
Horizon Pharma, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 3.750% 03/29/2024	5.000%	399,000	402,491
Indivior Finance SARL(d),(e),(f)
Term Loan
3-month USD LIBOR + 6.000% 12/19/2019	7.320%	231,728	232,307
Mallinckrodt International Finance SA(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 09/24/2024	4.083%	223,875	223,658
Valeant Pharmaceuticals International, Inc.(e),(f)
Tranche B-F Term Loan
3-month USD LIBOR + 3.250% 04/01/2022	5.990%	1,090,118	1,109,304
Total			4,094,505
Property & Casualty 1.3%
Alliant Holdings Intermediate LLC(e),(f)
Term Loan
3-month USD LIBOR + 3.250% 08/12/2022	4.564%	268,816	269,684
AmWINS Group, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 2.750% 01/25/2024	3.984%	347,375	347,896
Asurion LLC(e),(f)
Tranche B5 Term Loan
3-month USD LIBOR + 3.000% 11/03/2023	4.235%	442,724	444,508
Asurion, LLC(e),(f)
Tranche B2 2nd Lien Term Loan
3-month USD LIBOR + 6.000% 08/04/2025	7.235%	250,000	255,470
HUB International Ltd.(e),(f),(i)
Term Loan
3-month USD LIBOR + 3.000% 10/02/2020	0.000%	99,742	100,355

Variable Portfolio – Eaton Vance Floating-Rate Income Fund | Quarterly Report 2017	61

Portfolio of Investments   (continued)
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, September 30, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
USA, Inc.(d),(e),(f),(i)
Term Loan
3-month USD LIBOR + 3.000% 05/16/2024	4.314%	100,000	99,625
USI, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 3.000% 05/16/2024	4.314%	350,000	348,688
Total			1,866,226
Restaurants 1.1%
Burger King/Tim Hortons(e),(f)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% 02/16/2024	3.523%	918,352	916,745
Centerplate, Inc.(d),(e),(f)
Tranche A Term Loan
3-month USD LIBOR + 3.750% 11/26/2019	5.132%	382,863	382,864
NPC International, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 04/19/2024	4.738%	150,000	151,500
Yum! Brands, Inc.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 06/16/2023	3.234%	148,504	149,060
Total			1,600,169
Retailers 2.7%
Ascena Retail Group, Inc.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 4.500% 08/21/2022	5.750%	204,952	166,353
Bass Pro Group LLC(e),(f)
Term Loan
3-month USD LIBOR + 5.000% 12/15/2023	6.235%	200,000	188,166
BJ’s Wholesale Club, Inc.(e),(f)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.750% 02/03/2024	4.982%	149,625	143,212
Evergreen Acqco 1 LP(e),(f)
Term Loan
3-month USD LIBOR + 3.750% 07/09/2019	5.064%	639,647	597,590
Harbor Freight Tools USA, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 3.250% 08/18/2023	4.485%	343,628	344,917
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
J. Crew Group, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 3.000% 03/05/2021	4.287%	488,299	293,590
Men’s Wearhouse, Inc. (The)(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 3.500% 06/18/2021	4.770%	309,775	301,547
Party City Holdings, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 3.000% 08/19/2022	4.321%	431,812	433,539
PetSmart, Inc.(e),(f)
Tranche B2 Term Loan
3-month USD LIBOR + 3.000% 03/11/2022	4.240%	590,426	497,924
Rite Aid Corp.(e),(f)
Tranche 1 2nd Lien Term Loan
3-month USD LIBOR + 4.750% 08/21/2020	5.990%	425,000	427,835
Tranche 2 2nd Lien Term Loan
3-month USD LIBOR + 3.875% 06/21/2021	5.115%	500,000	501,665
Total			3,896,338
Supermarkets 0.9%
Albertsons LLC(e),(f)
Tranche B4 Term Loan
3-month USD LIBOR + 2.750% 08/25/2021	3.985%	389,508	375,205
Tranche B5 Term Loan
3-month USD LIBOR + 3.000% 12/21/2022	4.330%	794,015	764,382
Tranche B6 Term Loan
3-month USD LIBOR + 3.000% 06/22/2023	4.317%	170,573	163,750
Total			1,303,337
Technology 13.3%
Ancestry.com Operations, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 10/19/2023	4.490%	421,750	424,124
Answers Finance LLC(d),(e),(f)
2nd Lien Term Loan
3-month USD LIBOR + 5.250% 09/15/2021	9.000%	117,171	111,312

62	Variable Portfolio – Eaton Vance Floating-Rate Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, September 30, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Applied Systems, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 09/19/2024	4.574%	375,000	378,634
Aptean, Inc.(e),(f)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 4.250% 12/20/2022	5.590%	398,000	399,660
Ascend Learning LLC(e),(f)
Term Loan
3-month USD LIBOR + 3.250% 07/12/2024	4.485%	175,000	175,700
Avast Holding BV(e),(f)
Term Loan
3-month USD LIBOR + 3.250% 09/30/2023	4.583%	288,844	289,837
Campaign Monitor Finance Propriety Ltd.(b),(d),(e),(f)
Term Loan
3-month USD LIBOR + 5.250% 03/18/2021	6.583%	285,835	271,257
Colorado Buyer, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.000% 05/01/2024	4.310%	299,250	300,247
Cypress Intermediate Holdings III, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.000% 04/29/2024	4.240%	199,500	199,101
Cypress Semiconductor Corp.(e),(f)
Term Loan
3-month USD LIBOR + 3.750% 07/05/2021	3.990%	416,250	418,594
DigiCert Holdings, Inc.(e),(f),(i)
1st Lien Term Loan
3-month USD LIBOR + 4.750% 09/20/2024	0.000%	150,000	151,500
ECI Software Solution, Inc.(e),(f),(i)
Term Loan
3-month USD LIBOR + 4.250% 09/19/2024	0.000%	100,000	100,125
EIG Investors Corp.(e),(f)
Term Loan
3-month USD LIBOR + 4.000% 02/09/2023	5.318%	811,889	819,570
Electrical Components International, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 4.750% 05/28/2021	6.085%	510,101	512,973
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Evergreen Skills SARL(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 4.750% 04/28/2021	5.985%	583,065	550,448
Excelitas Technologies Corp.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 5.000% 11/02/2020	6.340%	292,112	292,477
First Data Corp.(e),(f)
Term Loan
3-month USD LIBOR + 2.250% 07/08/2022	3.487%	91,619	91,747
3-month USD LIBOR + 2.500% 04/26/2024	3.737%	851,445	854,033
Global Eagle Entertainment, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 6.000% 01/06/2023	8.456%	172,812	168,601
Global Payments, Inc.(e),(f)
Tranche B2 Term Loan
3-month USD LIBOR + 2.000% 04/21/2023	3.235%	51,385	51,486
Go Daddy Operating Co. LLC(e),(f)
Term Loan
3-month USD LIBOR + 2.500% 02/15/2024	3.735%	846,962	849,080
Hyland Software, Inc.(e),(f)
Tranche 3 1st Lien Term Loan
3-month USD LIBOR + 3.250% 07/01/2022	4.485%	604,422	609,583
Infoblox, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 5.000% 11/07/2023	6.235%	269,325	270,672
Infor US, Inc.(e),(f)
Tranche B6 Term Loan
3-month USD LIBOR + 2.750% 02/01/2022	4.083%	1,128,822	1,125,650
Informatica Corp.(e),(f)
Term Loan
3-month USD LIBOR + 3.500% 08/05/2022	4.833%	791,917	792,202
Information Resources, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 4.250% 01/18/2024	5.487%	273,625	275,904
ION Trading Technologies SARL(e),(f)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 3.000% 08/11/2023	4.083%	827,416	824,570

Variable Portfolio – Eaton Vance Floating-Rate Income Fund | Quarterly Report 2017	63

Portfolio of Investments   (continued)
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, September 30, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
IPC Corp.(e),(f)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 4.500% 08/06/2021	5.820%	292,500	277,875
Kronos, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 11/01/2023	4.811%	868,448	873,025
MA FinanceCo LLC(e),(f)
Tranche B2 Term Loan
3-month USD LIBOR + 2.500% 11/19/2021	3.811%	490,083	489,471
Tranche B3 Term Loan
3-month USD LIBOR + 2.750% 06/21/2024	3.987%	77,387	77,484
MACOM Technology Solutions Holdings, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 2.750% 05/17/2024	3.487%	734,506	732,978
MH SUB I LLC TL 3.75(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 09/13/2024	4.820%	75,000	74,500
Misys Ltd.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 06/13/2024	4.817%	425,000	426,747
Renaissance Learning, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 04/09/2021	5.083%	557,750	561,063
Rocket Software, Inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 4.250% 10/14/2023	5.583%	173,250	174,896
Seattle SpinCo, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 2.750% 06/21/2024	3.987%	522,613	523,266
SGS Cayman LP(e),(f)
Term Loan
3-month USD LIBOR + 5.000% 04/23/2021	6.708%	90,899	86,960
SS&C Technologies Holdings, Inc.(e),(f)
Tranche B1 Term Loan
3-month USD LIBOR + 2.250% 07/08/2022	3.485%	199,576	200,408
Tranche B2 Term Loan
3-month USD LIBOR + 2.250% 07/08/2022	3.485%	10,555	10,599
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Sutherland Global Services, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 5.000% 04/23/2021	6.708%	390,494	373,573
Synchronoss Technologies, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 2.750% 01/19/2024	5.735%	124,375	116,788
Syniverse Holdings, Inc.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 3.000% 04/23/2019	4.333%	488,014	471,543
Tempo Acquisition, LLC(e),(f)
Term Loan
3-month USD LIBOR + 3.000% 05/01/2024	4.235%	149,625	149,656
TIBCO Software, Inc.(e),(f)
Tranche B1 Term Loan
3-month USD LIBOR + 3.500% 12/04/2020	4.740%	149,623	149,997
Vantiv, LLC(e),(f),(i)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 08/07/2024	0.000%	150,000	150,000
Tranche B1 Term Loan
3-month USD LIBOR + 2.000% 08/07/2024	0.000%	50,000	49,963
Veritas US, Inc.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 4.500% 01/27/2023	5.833%	251,188	253,386
Vero Parent, inc.(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 5.000% 08/16/2024	6.314%	250,000	245,000
VF Holdings Corp.(e),(f)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 3.250% 06/30/2023	4.485%	544,996	546,702
Wall Street Systems, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 3.500% 08/26/2023	4.833%	465,111	467,292
Western Digital Corp.(e),(f)
Tranche B2 Term Loan
3-month USD LIBOR + 2.750% 04/29/2023	3.985%	335,763	337,526
Total			19,129,785

64	Variable Portfolio – Eaton Vance Floating-Rate Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, September 30, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Transportation Services 0.5%
Kenan Advantage Group Holdings Corp.(e),(f)
Term Loan
3-month USD LIBOR + 3.000% 07/29/2022	4.235%	270,181	270,316
3-month USD LIBOR + 3.000% 07/29/2022	4.235%	82,163	82,204
Stena International SA(e),(f)
Term Loan
3-month USD LIBOR + 3.000% 03/03/2021	4.340%	382,883	342,489
Total			695,009
Wireless 1.0%
Digicel International Finance Ltd.(e),(f),(i)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.750% 05/27/2024	5.070%	325,000	325,812
Numericable US LLC(e),(f)
Tranche B10 Term Loan
3-month USD LIBOR + 3.250% 01/14/2025	4.561%	199,497	200,024
Tranche B11 Term Loan
3-month USD LIBOR + 2.750% 07/31/2025	4.061%	299,250	297,679
Sprint Communications, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 2.500% 02/02/2024	3.750%	547,250	547,595
Total			1,371,110
Wirelines 1.4%
CenturyLink, Inc.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 01/31/2025	2.750%	825,000	799,012
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Consolidated Communications, Inc.(e),(f)
Term Loan
3-month USD LIBOR + 3.000% 10/05/2023	4.240%	99,877	97,074
Frontier Communications Corp.(e),(f)
Tranche B1 Term Loan
3-month USD LIBOR + 3.750% 06/15/2024	4.990%	299,250	283,728
Level 3 Financing, Inc.(e),(f)
Tranche B Term Loan
3-month USD LIBOR + 2.250% 02/22/2024	3.486%	525,000	524,591
Onvoy LLC(e),(f)
1st Lien Term Loan
3-month USD LIBOR + 4.500% 02/10/2024	0.000%	248,750	248,285
Total			1,952,690
Total Senior Loans (Cost $135,505,668)			134,572,842

Money Market Funds 7.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(l),(m)	10,636,367	10,636,367
Total Money Market Funds (Cost $10,636,367)		10,636,367
Total Investments (Cost: $147,040,620)		147,246,095
Other Assets & Liabilities, Net		(3,151,300)
Net Assets		144,094,795

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2017, the value of these securities amounted to $2,931,252, which represents 2.03% of net assets.
(c)	Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At September 30, 2017, the market value of these securities amounted to $1,251,019, which represents 0.87% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
IAP Worldwide Services, Inc.	7/22/14 - 9/8/14	121	142,684	1,251,019

Variable Portfolio – Eaton Vance Floating-Rate Income Fund | Quarterly Report 2017	65

Portfolio of Investments   (continued)
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, September 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	Valuation based on significant unobservable inputs.
(e)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of September 30, 2017. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
(f)	Variable rate security.
(g)	At September 30, 2017, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
IAP Worldwide Services, Inc. 1st Lien Term Loan 07/18/2018 1.375%	678,751

(h)	Represents a security purchased on a when-issued basis.
(i)	Represents a security purchased on a forward commitment basis.
(j)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At September 30, 2017, the value of these securities amounted to $572,580, which represents 0.40% of net assets.
(k)	Represents a step bond where the coupon rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter.
(l)	The rate shown is the seven-day current annualized yield at September 30, 2017.
(m)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	12,636,604	51,082,398	(53,082,635)	10,636,367	(15)	103	73,519	10,636,367
Abbreviation Legend
PIK	Payment In Kind
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
66	Variable Portfolio – Eaton Vance Floating-Rate Income Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Energy	—	33,919	—	—	33,919
Financials	—	166,527	—	—	166,527
Health Care	—	15,739	—	—	15,739
Industrials	—	—	1,435,830	—	1,435,830
Information Technology	—	357,991	—	—	357,991
Utilities	—	26,880	—	—	26,880
Total Common Stocks	—	601,056	1,435,830	—	2,036,886
Senior Loans	—	125,300,815	9,272,027	—	134,572,842
Money Market Funds	—	—	—	10,636,367	10,636,367
Total Investments	—	125,901,871	10,707,857	10,636,367	147,246,095
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, management concluded that the market input(s) were generally unobservable.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between Levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
Variable Portfolio – Eaton Vance Floating-Rate Income Fund | Quarterly Report 2017	67

Portfolio of Investments   (continued)
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Investments in securities	Balance as of 12/31/2016 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 09/30/2017 ($)
Common Stocks	2,171,273	-	-	(840,935)	205,345	-	-	(99,853)	1,435,830
Corporate Bonds & Notes	-	(5,015)	(48,911)	48,911	-	5,015	-	-	-
Senior Loans	8,211,984	32,214	(360,629)	323,133	3,692,120	(3,775,009)	2,970,603	(1,822,389)	9,272,027
Total	10,383,257	27,199	(409,540)	(468,891)	3,897,465	(3,769,994)	2,970,603	(1,922,242)	10,707,857
(a) Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2017 was $(918,012), which is comprised of Common Stocks of $(825,820) and Senior Loans of $(92,192).
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.
Certain senior loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.
Certain corporate bonds and common stocks classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.
68	Variable Portfolio – Eaton Vance Floating-Rate Income Fund | Quarterly Report 2017

Portfolio of Investments
Variable Portfolio – Westfield Mid Cap Growth Fund, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 97.0%
Issuer	Shares	Value ($)
Consumer Discretionary 14.5%
Auto Components 0.9%
Delphi Automotive PLC	48,196	4,742,486
Hotels, Restaurants & Leisure 5.9%
Dunkin’ Brands Group, Inc.	106,230	5,638,688
Marriott International, Inc., Class A	94,100	10,375,466
MGM Resorts International	262,040	8,539,884
Six Flags Entertainment Corp.	88,360	5,384,658
Total		29,938,696
Household Durables 1.2%
Newell Brands, Inc.	142,062	6,061,785
Internet & Direct Marketing Retail 1.3%
Expedia, Inc.	44,774	6,444,770
Media 1.5%
Liberty Broadband Corp., Class A(a)	77,210	7,271,638
Multiline Retail 1.5%
Dollar Tree, Inc.(a)	87,922	7,633,388
Specialty Retail 0.9%
L Brands, Inc.	108,860	4,529,665
Textiles, Apparel & Luxury Goods 1.3%
PVH Corp.	50,950	6,422,757
Total Consumer Discretionary		73,045,185
Consumer Staples 3.3%
Beverages 1.7%
Constellation Brands, Inc., Class A	43,610	8,698,014
Food Products 1.6%
Pinnacle Foods, Inc.	138,580	7,922,619
Total Consumer Staples		16,620,633
Energy 3.1%
Oil, Gas & Consumable Fuels 3.1%
Andeavor	65,370	6,742,915
Pioneer Natural Resources Co.	62,270	9,187,316
Total		15,930,231
Total Energy		15,930,231
Financials 7.8%
Banks 1.9%
Western Alliance Bancorp(a)	180,840	9,598,987
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 2.5%
MSCI, Inc.	57,488	6,720,347
Raymond James Financial, Inc.	67,990	5,733,597
Total		12,453,944
Insurance 3.4%
Arthur J Gallagher & Co.	144,210	8,876,126
Progressive Corp. (The)	170,000	8,231,400
Total		17,107,526
Total Financials		39,160,457
Health Care 16.1%
Biotechnology 2.9%
BioMarin Pharmaceutical, Inc.(a)	65,550	6,100,738
Bioverativ, Inc.(a)	87,010	4,965,661
Clovis Oncology, Inc.(a)	40,820	3,363,568
Total		14,429,967
Health Care Equipment & Supplies 5.4%
Cooper Companies, Inc. (The)	45,669	10,828,576
Dentsply Sirona, Inc.	111,280	6,655,657
Hill-Rom Holdings, Inc.	129,000	9,546,000
Total		27,030,233
Health Care Providers & Services 1.3%
Envision Healthcare Corp.(a)	145,810	6,554,160
Life Sciences Tools & Services 4.0%
ICON PLC(a)	101,020	11,504,158
Mettler-Toledo International, Inc.(a)	13,990	8,759,978
Total		20,264,136
Pharmaceuticals 2.5%
Jazz Pharmaceuticals PLC(a)	62,740	9,175,725
Medicines Co. (The)(a)	100,030	3,705,111
Total		12,880,836
Total Health Care		81,159,332
Industrials 17.2%
Aerospace & Defense 2.8%
Teledyne Technologies, Inc.(a)	43,030	6,849,516
TransDigm Group, Inc.	27,900	7,132,635
Total		13,982,151

Variable Portfolio – Westfield Mid Cap Growth Fund | Quarterly Report 2017	69

Portfolio of Investments   (continued)
Variable Portfolio – Westfield Mid Cap Growth Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Airlines 1.4%
United Continental Holdings, Inc.(a)	115,130	7,009,114
Building Products 2.0%
Lennox International, Inc.	55,190	9,877,354
Electrical Equipment 2.2%
AMETEK, Inc.	167,420	11,056,417
Professional Services 2.7%
IHS Markit Ltd.(a)	153,419	6,762,710
TransUnion (a)	148,850	7,034,651
Total		13,797,361
Road & Rail 2.2%
JB Hunt Transport Services, Inc.	99,487	11,051,016
Trading Companies & Distributors 2.0%
Ferguson PLC, ADR	1,551,940	10,258,323
Transportation Infrastructure 1.9%
Macquarie Infrastructure Corp.	136,710	9,867,728
Total Industrials		86,899,464
Information Technology 26.2%
Communications Equipment 2.5%
Ciena Corp.(a)	328,950	7,227,031
Palo Alto Networks, Inc.(a)	37,266	5,370,031
Total		12,597,062
IT Services 7.7%
Alliance Data Systems Corp.	44,450	9,847,898
Fidelity National Information Services, Inc.	123,000	11,486,970
FleetCor Technologies, Inc.(a)	52,439	8,115,984
Vantiv, Inc., Class A(a)	136,440	9,614,927
Total		39,065,779
Semiconductors & Semiconductor Equipment 7.4%
Cypress Semiconductor Corp.	513,120	7,707,062
Lam Research Corp.	50,630	9,368,575
Maxim Integrated Products, Inc.	132,640	6,328,254
Microchip Technology, Inc.	41,410	3,717,790
Micron Technology, Inc.(a)	138,550	5,449,172
Skyworks Solutions, Inc.	45,060	4,591,614
Total		37,162,467
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 8.6%
Autodesk, Inc.(a)	83,840	9,411,879
Nice Ltd., ADR	105,600	8,586,336
Red Hat, Inc.(a)	98,955	10,970,151
ServiceNow, Inc.(a)	76,513	8,992,573
Splunk, Inc.(a)	81,747	5,430,453
Total		43,391,392
Total Information Technology		132,216,700
Materials 4.8%
Chemicals 1.6%
Celanese Corp., Class A	76,900	8,018,363
Construction Materials 1.6%
Vulcan Materials Co.	66,094	7,904,842
Containers & Packaging 1.6%
Avery Dennison Corp.	84,240	8,284,162
Total Materials		24,207,367
Real Estate 4.0%
Equity Real Estate Investment Trusts (REITS) 4.0%
Alexandria Real Estate Equities, Inc.	40,850	4,859,925
American Campus Communities, Inc.	173,590	7,663,998
CyrusOne, Inc.	134,010	7,897,209
Total		20,421,132
Total Real Estate		20,421,132
Total Common Stocks (Cost $462,346,057)		489,660,501

Money Market Funds 3.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(b),(c)	16,710,521	16,710,521
Total Money Market Funds (Cost $16,710,521)		16,710,521
Total Investments (Cost: $479,056,578)		506,371,022
Other Assets & Liabilities, Net		(1,537,028)
Net Assets		504,833,994

70	Variable Portfolio – Westfield Mid Cap Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Westfield Mid Cap Growth Fund, September 30, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	15,402,040	97,009,280	(95,700,799)	16,710,521	(259)	15	116,169	16,710,521
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
Variable Portfolio – Westfield Mid Cap Growth Fund | Quarterly Report 2017	71

Portfolio of Investments   (continued)
Variable Portfolio – Westfield Mid Cap Growth Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	73,045,185	—	—	—	73,045,185
Consumer Staples	16,620,633	—	—	—	16,620,633
Energy	15,930,231	—	—	—	15,930,231
Financials	39,160,457	—	—	—	39,160,457
Health Care	81,159,332	—	—	—	81,159,332
Industrials	86,899,464	—	—	—	86,899,464
Information Technology	132,216,700	—	—	—	132,216,700
Materials	24,207,367	—	—	—	24,207,367
Real Estate	20,421,132	—	—	—	20,421,132
Total Common Stocks	489,660,501	—	—	—	489,660,501
Money Market Funds	—	—	—	16,710,521	16,710,521
Total Investments	489,660,501	—	—	16,710,521	506,371,022
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
72	Variable Portfolio – Westfield Mid Cap Growth Fund | Quarterly Report 2017

Portfolio of Investments
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 99.2%
Issuer	Shares	Value ($)
Consumer Discretionary 14.2%
Auto Components 0.2%
BorgWarner, Inc.	890	45,595
Delphi Automotive PLC	24,020	2,363,568
Total		2,409,163
Automobiles —%
Thor Industries, Inc.	350	44,069
Distributors 0.5%
Pool Corp.	67,701	7,323,217
Diversified Consumer Services 0.2%
Graham Holdings Co., Class B	1,092	638,929
Service Corp. International	80,778	2,786,841
Total		3,425,770
Hotels, Restaurants & Leisure 5.7%
Aramark	42,615	1,730,595
Choice Hotels International, Inc.	127,600	8,153,640
Domino’s Pizza, Inc.	1,224	243,025
Hilton Worldwide Holdings, Inc.	63,200	4,389,240
Las Vegas Sands Corp.	93,195	5,979,391
Marriott International, Inc., Class A	113,199	12,481,322
McDonald’s Corp.	169,022	26,482,367
Starbucks Corp.	13,190	708,435
Vail Resorts, Inc.	29,213	6,664,069
Wynn Resorts Ltd.	1,050	156,366
Yum! Brands, Inc.	259,216	19,080,890
Total		86,069,340
Household Durables 0.6%
Leggett & Platt, Inc.	4,415	210,728
Mohawk Industries, Inc.(a)	17,730	4,388,352
Tupperware Brands Corp.	82,200	5,081,604
Total		9,680,684
Internet & Direct Marketing Retail 4.8%
Amazon.com, Inc.(a)	50,311	48,366,480
Netflix, Inc.(a)	56,932	10,324,618
Priceline Group, Inc. (The)(a)	7,290	13,346,678
Total		72,037,776
Common Stocks (continued)
Issuer	Shares	Value ($)
Media 1.8%
AMC Networks, Inc., Class A(a)	2,496	145,941
Cable One, Inc.	1,553	1,121,452
Comcast Corp., Class A	174,010	6,695,905
Madison Square Garden Co. (The), Class A(a)	35,269	7,551,093
Walt Disney Co. (The)	115,931	11,427,319
Total		26,941,710
Specialty Retail 0.4%
Foot Locker, Inc.	1,920	67,623
Home Depot, Inc. (The)	41,718	6,823,396
Total		6,891,019
Textiles, Apparel & Luxury Goods —%
Coach, Inc.	870	35,044
lululemon athletica, Inc.(a)	1,370	85,282
Michael Kors Holdings Ltd.(a)	100	4,785
Total		125,111
Total Consumer Discretionary		214,947,859
Consumer Staples 4.6%
Beverages 3.1%
Coca-Cola Co. (The)	538,160	24,222,581
PepsiCo, Inc.	207,460	23,117,268
Total		47,339,849
Food Products 0.1%
McCormick & Co., Inc.	11,937	1,225,214
Household Products 0.6%
Kimberly-Clark Corp.	20,800	2,447,744
Procter & Gamble Co. (The)	66,680	6,066,546
Total		8,514,290
Tobacco 0.8%
Altria Group, Inc.	86,658	5,495,850
Philip Morris International, Inc.	66,871	7,423,350
Total		12,919,200
Total Consumer Staples		69,998,553
Energy 0.2%
Energy Equipment & Services 0.2%
Halliburton Co.	52,100	2,398,163

Variable Portfolio – Los Angeles Capital Large Cap Growth Fund | Quarterly Report 2017	73

Portfolio of Investments   (continued)
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels —%
Diamondback Energy, Inc.(a)	520	50,939
Gulfport Energy Corp.(a)	9,060	129,921
Total		180,860
Total Energy		2,579,023
Financials 3.2%
Banks 0.3%
First Hawaiian, Inc.	128,880	3,903,775
Capital Markets 1.3%
Artisan Partners Asset Management, Inc., Class A	120,195	3,918,357
CBOE Holdings, Inc.	69,490	7,479,209
Eaton Vance Corp.	58,810	2,903,450
Factset Research Systems, Inc.	3,104	559,061
Intercontinental Exchange, Inc.	19,690	1,352,703
Invesco Ltd.	3,250	113,880
S&P Global, Inc.	18,780	2,935,502
Total		19,262,162
Insurance 1.6%
Aon PLC	149,721	21,874,238
Arthur J Gallagher & Co.	21,000	1,292,550
Aspen Insurance Holdings Ltd.	910	36,764
RenaissanceRe Holdings Ltd.	8,480	1,145,987
Xl Group Ltd.	4,070	160,562
Total		24,510,101
Total Financials		47,676,038
Health Care 14.2%
Biotechnology 2.9%
AbbVie, Inc.	145,775	12,953,566
Alexion Pharmaceuticals, Inc.(a)	8,830	1,238,761
Alkermes PLC(a)	63,415	3,224,019
Amgen, Inc.	33,219	6,193,682
Biogen, Inc.(a)	530	165,954
BioMarin Pharmaceutical, Inc.(a)	22,673	2,110,176
Bioverativ, Inc.(a)	25,010	1,427,321
Celgene Corp.(a)	72,077	10,510,268
Gilead Sciences, Inc.	16,550	1,340,881
Incyte Corp.(a)	4,933	575,878
Common Stocks (continued)
Issuer	Shares	Value ($)
Regeneron Pharmaceuticals, Inc.(a)	3,500	1,564,920
Vertex Pharmaceuticals, Inc.(a)	20,590	3,130,504
Total		44,435,930
Health Care Equipment & Supplies 5.1%
ABIOMED, Inc.(a)	3,427	577,792
Baxter International, Inc.	176,045	11,046,824
Becton Dickinson and Co.	104,251	20,427,983
Boston Scientific Corp.(a)	368,410	10,746,520
Cooper Companies, Inc. (The)	37,167	8,812,667
Danaher Corp.	85,216	7,309,828
Edwards Lifesciences Corp.(a)	19,509	2,132,529
IDEXX Laboratories, Inc.(a)	18,732	2,912,639
Intuitive Surgical, Inc.(a)	3,104	3,246,412
Medtronic PLC	11,800	917,686
Teleflex, Inc.	9,204	2,227,092
West Pharmaceutical Services, Inc.	65,289	6,284,719
Total		76,642,691
Health Care Providers & Services 1.4%
Aetna, Inc.	7,378	1,173,176
CIGNA Corp.	2,856	533,901
Premier, Inc.(a)	10,550	343,613
UnitedHealth Group, Inc.	96,732	18,944,962
WellCare Health Plans, Inc.(a)	309	53,068
Total		21,048,720
Health Care Technology 0.1%
Veeva Systems Inc., Class A(a)	24,811	1,399,588
Life Sciences Tools & Services 3.1%
Agilent Technologies, Inc.	227,605	14,612,241
Bio-Techne Corp.	17,058	2,062,142
Bruker Corp.	73,450	2,185,137
Illumina, Inc.(a)	15,730	3,133,416
Mettler-Toledo International, Inc.(a)	16,469	10,312,229
QIAGEN NV	68,522	2,158,443
Quintiles IMS Holdings, Inc.(a)	43,640	4,148,855
Thermo Fisher Scientific, Inc.	28,393	5,371,956
Waters Corp.(a)	17,350	3,114,672
Total		47,099,091

74	Variable Portfolio – Los Angeles Capital Large Cap Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 1.6%
Bristol-Myers Squibb Co.	73,230	4,667,680
Eli Lilly & Co.	39,486	3,377,633
Johnson & Johnson	19,219	2,498,662
Merck & Co., Inc.	35,210	2,254,496
Zoetis, Inc.	183,265	11,684,976
Total		24,483,447
Total Health Care		215,109,467
Industrials 11.5%
Aerospace & Defense 2.5%
Boeing Co. (The)	50,467	12,829,216
BWX Technologies, Inc.	89,015	4,986,620
General Dynamics Corp.	18,780	3,860,793
Hexcel Corp.	31,570	1,812,749
Lockheed Martin Corp.	4,380	1,359,070
Northrop Grumman Corp.	32,220	9,270,339
Raytheon Co.	16,930	3,158,799
Total		37,277,586
Airlines 0.1%
Copa Holdings SA, Class A	15,560	1,937,687
Building Products 0.7%
Allegion PLC	34,968	3,023,683
AO Smith Corp.	124,075	7,373,777
Total		10,397,460
Commercial Services & Supplies 0.8%
KAR Auction Services, Inc.	125,635	5,997,815
Waste Management, Inc.	79,450	6,218,551
Total		12,216,366
Electrical Equipment —%
AMETEK, Inc.	680	44,907
Emerson Electric Co.	1,130	71,009
Rockwell Automation, Inc.	1,480	263,751
Total		379,667
Industrial Conglomerates 2.1%
3M Co.	66,862	14,034,334
Honeywell International, Inc.	129,387	18,339,313
Total		32,373,647
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 3.5%
Allison Transmission Holdings, Inc.	13,800	517,914
Caterpillar, Inc.	35,002	4,365,099
Cummins, Inc.	34,686	5,828,289
Deere & Co.	149,505	18,776,333
Donaldson Co., Inc.	17,299	794,716
Fortive Corp.	35,430	2,508,090
Graco, Inc.	102,347	12,659,300
Illinois Tool Works, Inc.	24,114	3,567,908
Ingersoll-Rand PLC	2,820	251,459
Lincoln Electric Holdings, Inc.	640	58,675
Stanley Black & Decker, Inc.	710	107,189
Toro Co. (The)	45,410	2,818,145
Total		52,253,117
Professional Services 0.6%
Dun & Bradstreet Corp. (The)	13,544	1,576,657
IHS Markit Ltd.(a)	179,480	7,911,479
TransUnion (a)	1,190	56,239
Total		9,544,375
Road & Rail 0.1%
Landstar System, Inc.	12,164	1,212,143
Trading Companies & Distributors 1.1%
MSC Industrial Direct Co., Inc., Class A	4,242	320,568
Watsco, Inc.	95,870	15,441,781
Total		15,762,349
Total Industrials		173,354,397
Information Technology 44.8%
Communications Equipment 1.0%
Arista Networks, Inc.(a)	100	18,961
F5 Networks, Inc.(a)	54,281	6,544,117
Harris Corp.	5,910	778,229
Juniper Networks, Inc.	39,040	1,086,483
Motorola Solutions, Inc.	84,374	7,160,822
Total		15,588,612

Variable Portfolio – Los Angeles Capital Large Cap Growth Fund | Quarterly Report 2017	75

Portfolio of Investments   (continued)
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 1.3%
Amphenol Corp., Class A	158,360	13,403,590
Cognex Corp.	37,410	4,125,575
Keysight Technologies, Inc.(a)	10,950	456,177
Trimble Navigation Ltd.(a)	32,100	1,259,925
Universal Display Corp.	110	14,174
Total		19,259,441
Internet Software & Services 10.0%
Alphabet, Inc., Class A(a)	42,199	41,090,010
Alphabet, Inc., Class C(a)	42,621	40,878,228
Facebook, Inc., Class A(a)	406,692	69,491,462
Total		151,459,700
IT Services 7.0%
Accenture PLC, Class A	55,831	7,541,093
Booz Allen Hamilton Holdings Corp.	181,665	6,792,454
CoreLogic, Inc.(a)	31,023	1,433,883
DST Systems, Inc.	142,150	7,801,192
DXC Technology Co.	22,870	1,964,076
Euronet Worldwide, Inc.(a)	102,347	9,701,472
Fiserv, Inc.(a)	11,940	1,539,783
Genpact Ltd.	20,900	600,875
Global Payments, Inc.	5,100	484,653
International Business Machines Corp.	32,084	4,654,747
Jack Henry & Associates, Inc.	69,785	7,173,200
MasterCard, Inc., Class A	135,793	19,173,972
Paychex, Inc.	9,875	592,105
PayPal Holdings, Inc.(a)	109,600	7,017,688
Square, Inc., Class A(a)	58,310	1,679,911
Total System Services, Inc.	32,600	2,135,300
Vantiv, Inc., Class A(a)	43,190	3,043,599
Visa, Inc., Class A	212,226	22,334,664
Total		105,664,667
Semiconductors & Semiconductor Equipment 5.8%
Analog Devices, Inc.	2,440	210,255
Applied Materials, Inc.	145,945	7,602,275
Broadcom Ltd.	115,321	27,969,955
Intel Corp.	52,605	2,003,198
KLA-Tencor Corp.	39,352	4,171,312
Common Stocks (continued)
Issuer	Shares	Value ($)
Lam Research Corp.	1,320	244,253
Maxim Integrated Products, Inc.	18,695	891,939
Micron Technology, Inc.(a)	77,049	3,030,337
NVIDIA Corp.	83,544	14,935,161
Skyworks Solutions, Inc.	40,466	4,123,485
Teradyne, Inc.	2,660	99,191
Texas Instruments, Inc.	113,863	10,206,679
Xilinx, Inc.	175,550	12,434,207
Total		87,922,247
Software 12.2%
Activision Blizzard, Inc.	58,500	3,773,835
Adobe Systems, Inc.(a)	113,859	16,985,486
ANSYS, Inc.(a)	8,090	992,886
Autodesk, Inc.(a)	47,330	5,313,266
Cadence Design Systems, Inc.(a)	10	395
Citrix Systems, Inc.(a)	58,853	4,521,087
Electronic Arts, Inc.(a)	92,987	10,978,045
Fortinet, Inc.(a)	41,655	1,492,915
Intuit, Inc.	85,297	12,124,115
Manhattan Associates, Inc.(a)	13,405	557,246
Microsoft Corp.	1,062,390	79,137,431
Nuance Communications, Inc.(a)	107,310	1,686,913
Oracle Corp.	131,300	6,348,355
PTC, Inc.(a)	1,035	58,250
Red Hat, Inc.(a)	1,480	164,073
Salesforce.com, Inc.(a)	131,434	12,278,564
ServiceNow, Inc.(a)	36,841	4,329,923
Symantec Corp.	384,159	12,604,257
Synopsys, Inc.(a)	57,448	4,626,287
Take-Two Interactive Software, Inc.(a)	48,410	4,948,954
Workday, Inc., Class A(a)	18,310	1,929,691
Total		184,851,974
Technology Hardware, Storage & Peripherals 7.5%
Apple, Inc.	717,492	110,579,867
NCR Corp.(a)	64,375	2,415,350
Western Digital Corp.	4,770	412,128
Total		113,407,345
Total Information Technology		678,153,986

76	Variable Portfolio – Los Angeles Capital Large Cap Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 4.2%
Chemicals 1.3%
Celanese Corp., Class A	100	10,427
Chemours Co. LLC (The)	65,464	3,313,133
Eastman Chemical Co.	6,170	558,323
Ecolab, Inc.	55,224	7,102,359
FMC Corp.	27,310	2,439,056
PPG Industries, Inc.	31,847	3,460,495
Praxair, Inc.	8,900	1,243,686
Scotts Miracle-Gro Co. (The), Class A	7,712	750,686
Total		18,878,165
Construction Materials —%
Eagle Materials, Inc.	6,478	691,203
Containers & Packaging 2.8%
AptarGroup, Inc.	153,433	13,242,802
Avery Dennison Corp.	71,438	7,025,213
Bemis Co., Inc.	63,860	2,910,100
Berry Global Group, Inc.(a)	19,226	1,089,153
Crown Holdings, Inc.(a)	122,950	7,342,574
Graphic Packaging Holding Co.	569,760	7,948,152
Sealed Air Corp.	27,290	1,165,829
Silgan Holdings, Inc.	54,910	1,616,001
Total		42,339,824
Metals & Mining 0.1%
Freeport-McMoRan, Inc.(a)	129,480	1,817,899
Total Materials		63,727,091
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 2.3%
Equity Real Estate Investment Trusts (REITS) 2.3%
American Tower Corp.	97,050	13,264,794
Equinix, Inc.	20,364	9,088,453
Equity LifeStyle Properties, Inc.	52,757	4,488,566
Healthcare Trust of America, Inc., Class A	42,491	1,266,232
Sabra Health Care REIT, Inc.	246,863	5,416,174
SBA Communications Corp.(a)	13,430	1,934,591
Total		35,458,810
Total Real Estate		35,458,810
Total Common Stocks (Cost $1,362,156,021)		1,501,005,224

Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(b),(c)	13,943,833	13,943,833
Total Money Market Funds (Cost $13,943,833)		13,943,833
Total Investments (Cost: $1,376,099,854)		1,514,949,057
Other Assets & Liabilities, Net		(1,490,611)
Net Assets		1,513,458,446

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	5,860,732	373,469,720	(365,386,619)	13,943,833	616	—	121,115	13,943,833
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund | Quarterly Report 2017	77

Portfolio of Investments   (continued)
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund, September 30, 2017 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	214,947,859	—	—	—	214,947,859
Consumer Staples	69,998,553	—	—	—	69,998,553
Energy	2,579,023	—	—	—	2,579,023
Financials	47,676,038	—	—	—	47,676,038
Health Care	215,109,467	—	—	—	215,109,467
Industrials	173,354,397	—	—	—	173,354,397
Information Technology	678,153,986	—	—	—	678,153,986
78	Variable Portfolio – Los Angeles Capital Large Cap Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Materials	63,727,091	—	—	—	63,727,091
Real Estate	35,458,810	—	—	—	35,458,810
Total Common Stocks	1,501,005,224	—	—	—	1,501,005,224
Money Market Funds	—	—	—	13,943,833	13,943,833
Total Investments	1,501,005,224	—	—	13,943,833	1,514,949,057
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
Variable Portfolio – Los Angeles Capital Large Cap Growth Fund | Quarterly Report 2017	79

Portfolio of Investments
Variable Portfolio – MFS® Value Fund, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.8%
Issuer	Shares	Value ($)
Consumer Discretionary 5.7%
Auto Components 1.1%
Delphi Automotive PLC	259,894	25,573,570
Automobiles 0.2%
Harley-Davidson, Inc.	73,863	3,560,935
Household Durables 0.2%
Newell Brands, Inc.	110,320	4,707,354
Media 3.5%
Comcast Corp., Class A	786,357	30,259,017
Interpublic Group of Companies, Inc. (The)	659,002	13,700,652
Omnicom Group, Inc.	373,549	27,668,775
Time Warner, Inc.	65,203	6,680,047
Total		78,308,491
Specialty Retail 0.2%
Advance Auto Parts, Inc.	39,823	3,950,442
Textiles, Apparel & Luxury Goods 0.5%
Hanesbrands, Inc.	411,511	10,139,631
Total Consumer Discretionary		126,240,423
Consumer Staples 12.3%
Beverages 1.7%
Diageo PLC	761,397	25,027,260
PepsiCo, Inc.	112,081	12,489,186
Total		37,516,446
Food & Staples Retailing 1.6%
CVS Health Corp.	432,436	35,165,696
Food Products 3.9%
Archer-Daniels-Midland Co.	185,106	7,868,856
Danone SA	133,930	10,505,834
General Mills, Inc.	460,941	23,858,306
JM Smucker Co. (The)	74,718	7,840,160
Nestlé SA, Registered Shares	444,006	37,185,818
Total		87,258,974
Household Products 0.9%
Procter & Gamble Co. (The)	123,475	11,233,755
Reckitt Benckiser Group PLC	97,675	8,917,157
Total		20,150,912
Common Stocks (continued)
Issuer	Shares	Value ($)
Personal Products 0.3%
Coty, Inc., Class A	467,290	7,724,304
Tobacco 3.9%
Altria Group, Inc.	146,456	9,288,239
Philip Morris International, Inc.	688,393	76,418,507
Total		85,706,746
Total Consumer Staples		273,523,078
Energy 5.3%
Energy Equipment & Services 1.8%
Schlumberger Ltd.	576,542	40,219,570
Oil, Gas & Consumable Fuels 3.5%
Chevron Corp.	166,005	19,505,587
EOG Resources, Inc.	229,998	22,250,007
Exxon Mobil Corp.	241,362	19,786,857
Occidental Petroleum Corp.	244,575	15,704,161
Total		77,246,612
Total Energy		117,466,182
Financials 30.9%
Banks 14.1%
Citigroup, Inc.	734,850	53,452,989
JPMorgan Chase & Co.	1,110,701	106,083,053
PNC Financial Services Group, Inc. (The)	242,437	32,673,234
U.S. Bancorp	931,085	49,896,845
Wells Fargo & Co.	1,289,837	71,134,511
Total		313,240,632
Capital Markets 8.2%
Bank of New York Mellon Corp. (The)	484,961	25,712,632
BlackRock, Inc.	50,359	22,515,005
Franklin Resources, Inc.	195,809	8,715,459
Goldman Sachs Group, Inc. (The)	230,689	54,717,124
Moody’s Corp.	112,514	15,663,074
Nasdaq, Inc.	284,064	22,034,845
S&P Global, Inc.	21,288	3,327,527
State Street Corp.	209,424	20,008,369
T. Rowe Price Group, Inc.	107,243	9,721,578
Total		182,415,613
Consumer Finance 1.0%
American Express Co.	253,751	22,954,315

80	Variable Portfolio – MFS® Value Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – MFS® Value Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 7.6%
Aon PLC	295,396	43,157,355
Chubb Ltd.	307,348	43,812,457
MetLife, Inc.	554,817	28,822,743
Prudential Financial, Inc.	123,390	13,118,825
Travelers Companies, Inc. (The)	338,309	41,449,619
Total		170,360,999
Total Financials		688,971,559
Health Care 15.3%
Health Care Equipment & Supplies 5.0%
Abbott Laboratories	685,468	36,576,573
Danaher Corp.	307,798	26,402,912
Medtronic PLC	640,182	49,786,954
Total		112,766,439
Health Care Providers & Services 1.9%
CIGNA Corp.	75,199	14,057,701
Express Scripts Holding Co.(a)	159,281	10,085,673
McKesson Corp.	95,224	14,627,358
UnitedHealth Group, Inc.	14,509	2,841,588
Total		41,612,320
Life Sciences Tools & Services 1.3%
Thermo Fisher Scientific, Inc.	156,258	29,564,014
Pharmaceuticals 7.1%
Johnson & Johnson	591,624	76,917,036
Merck & Co., Inc.	325,954	20,870,835
Novartis AG, Registered Shares	62,793	5,375,680
Pfizer, Inc.	1,388,875	49,582,837
Roche Holding AG, Genusschein Shares	18,012	4,598,096
Total		157,344,484
Total Health Care		341,287,257
Industrials 15.2%
Aerospace & Defense 3.1%
Lockheed Martin Corp.	52,783	16,378,037
Northrop Grumman Corp.	109,766	31,581,873
United Technologies Corp.	185,459	21,528,081
Total		69,487,991
Air Freight & Logistics 1.1%
United Parcel Service, Inc., Class B	206,677	24,819,841
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 2.0%
Johnson Controls International PLC	1,113,940	44,880,643
Electrical Equipment 1.0%
Eaton Corp. PLC	284,127	21,818,112
Industrial Conglomerates 3.9%
3M Co.	214,369	44,996,053
Honeywell International, Inc.	295,849	41,933,637
Total		86,929,690
Machinery 2.1%
Illinois Tool Works, Inc.	132,992	19,677,496
Ingersoll-Rand PLC	144,762	12,908,428
Stanley Black & Decker, Inc.	88,365	13,340,464
Total		45,926,388
Professional Services 0.4%
Equifax, Inc.	93,201	9,878,374
Road & Rail 1.4%
Canadian National Railway Co.	160,338	13,284,003
Union Pacific Corp.	147,114	17,060,811
Total		30,344,814
Trading Companies & Distributors 0.2%
HD Supply Holdings, Inc.(a)	112,896	4,072,159
Total Industrials		338,158,012
Information Technology 7.1%
IT Services 5.8%
Accenture PLC, Class A	463,666	62,627,367
Amdocs Ltd.	85,235	5,482,315
Cognizant Technology Solutions Corp., Class A	134,235	9,737,407
DXC Technology Co.	77,083	6,619,888
Fidelity National Information Services, Inc.	246,804	23,049,025
Fiserv, Inc.(a)	85,867	11,073,408
International Business Machines Corp.	84,063	12,195,860
Total		130,785,270
Semiconductors & Semiconductor Equipment 1.3%
Texas Instruments, Inc.	317,737	28,481,945
Total Information Technology		159,267,215

Variable Portfolio – MFS® Value Fund | Quarterly Report 2017	81

Portfolio of Investments   (continued)
Variable Portfolio – MFS® Value Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 4.0%
Chemicals 3.5%
DowDuPont, Inc.	132,266	9,156,775
Monsanto Co.	73,554	8,813,241
PPG Industries, Inc.	383,656	41,688,061
Sherwin-Williams Co. (The)	49,950	17,884,098
Total		77,542,175
Containers & Packaging 0.5%
Crown Holdings, Inc.(a)	180,099	10,755,512
Total Materials		88,297,687
Real Estate 0.4%
Equity Real Estate Investment Trusts (REITS) 0.4%
Public Storage	41,347	8,847,845
Total Real Estate		8,847,845
Telecommunication Services 0.8%
Diversified Telecommunication Services 0.8%
Verizon Communications, Inc.	357,506	17,692,972
Total Telecommunication Services		17,692,972
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 1.8%
Electric Utilities 1.8%
Duke Energy Corp.	359,998	30,211,032
Xcel Energy, Inc.	196,962	9,320,242
Total		39,531,274
Total Utilities		39,531,274
Total Common Stocks (Cost $1,563,181,226)		2,199,283,504

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(b),(c)	29,485,177	29,485,177
Total Money Market Funds (Cost $29,485,177)		29,485,177
Total Investments (Cost: $1,592,666,403)		2,228,768,681
Other Assets & Liabilities, Net		(2,646,694)
Net Assets		2,226,121,987

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	32,188,757	181,114,106	(183,817,686)	29,485,177	(6,896)	85	156,063	29,485,177
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
82	Variable Portfolio – MFS® Value Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – MFS® Value Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	126,240,423	—	—	—	126,240,423
Consumer Staples	191,887,009	81,636,069	—	—	273,523,078
Energy	117,466,182	—	—	—	117,466,182
Financials	688,971,559	—	—	—	688,971,559
Health Care	331,313,481	9,973,776	—	—	341,287,257
Industrials	338,158,012	—	—	—	338,158,012
Information Technology	159,267,215	—	—	—	159,267,215
Materials	88,297,687	—	—	—	88,297,687
Real Estate	8,847,845	—	—	—	8,847,845
Telecommunication Services	17,692,972	—	—	—	17,692,972
Utilities	39,531,274	—	—	—	39,531,274
Total Common Stocks	2,107,673,659	91,609,845	—	—	2,199,283,504
Money Market Funds	—	—	—	29,485,177	29,485,177
Total Investments	2,107,673,659	91,609,845	—	29,485,177	2,228,768,681
See the Portfolio of Investments for all investment classifications not indicated in the table.
Variable Portfolio – MFS® Value Fund | Quarterly Report 2017	83

Portfolio of Investments   (continued)
Variable Portfolio – MFS® Value Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
84	Variable Portfolio – MFS® Value Fund | Quarterly Report 2017

Portfolio of Investments
Variable Portfolio – Morgan Stanley Advantage Fund, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 96.4%
Issuer	Shares	Value ($)
Consumer Discretionary 26.9%
Hotels, Restaurants & Leisure 4.9%
Starbucks Corp.	1,512,000	81,209,520
Internet & Direct Marketing Retail 10.0%
Amazon.com, Inc.(a)	131,328	126,252,173
Priceline Group, Inc. (The)(a)	22,412	41,032,338
Total		167,284,511
Media 2.5%
Walt Disney Co. (The)	424,041	41,797,721
Specialty Retail 3.6%
L Brands, Inc.	421,795	17,550,890
TJX Companies, Inc. (The)	571,856	42,162,943
Total		59,713,833
Textiles, Apparel & Luxury Goods 5.9%
LVMH Moet Hennessy Louis Vuitton SE	296,520	81,814,210
Nike, Inc., Class B	317,480	16,461,338
Total		98,275,548
Total Consumer Discretionary		448,281,133
Financials 12.5%
Capital Markets 7.5%
MSCI, Inc.	356,484	41,672,980
S&P Global, Inc.	531,879	83,138,006
Total		124,810,986
Diversified Financial Services 5.0%
Berkshire Hathaway, Inc., Class B(a)	460,655	84,447,275
Total Financials		209,258,261
Health Care 5.2%
Health Care Equipment & Supplies 2.5%
Danaher Corp.	480,711	41,235,389
Pharmaceuticals 2.7%
Zoetis, Inc.	720,501	45,939,144
Total Health Care		87,174,533
Industrials 18.3%
Aerospace & Defense 8.6%
TransDigm Group, Inc.	226,467	57,896,289
United Technologies Corp.	734,903	85,307,540
Total		143,203,829
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 1.2%
Fortive Corp.	273,315	19,347,969
Professional Services 5.0%
IHS Markit Ltd.(a)	921,318	40,611,697
Verisk Analytics, Inc.(a)	513,833	42,745,767
Total		83,357,464
Road & Rail 3.5%
Union Pacific Corp.	510,535	59,206,744
Total Industrials		305,116,006
Information Technology 28.9%
Internet Software & Services 14.1%
Alphabet, Inc., Class C(a)	107,636	103,234,764
Facebook, Inc., Class A(a)	588,396	100,539,224
Twitter, Inc.(a)	1,824,862	30,785,422
Total		234,559,410
IT Services 2.5%
MasterCard, Inc., Class A	294,668	41,607,122
Software 12.3%
Activision Blizzard, Inc.	908,382	58,599,723
Salesforce.com, Inc.(a)	665,123	62,135,791
ServiceNow, Inc.(a)	363,404	42,710,872
Workday, Inc., Class A(a)	399,398	42,092,555
Total		205,538,941
Total Information Technology		481,705,473
Materials 4.6%
Chemicals 1.6%
Sherwin-Williams Co. (The)	72,762	26,051,706
Construction Materials 3.0%
Martin Marietta Materials, Inc.	122,982	25,362,578
Vulcan Materials Co.	212,488	25,413,565
Total		50,776,143
Total Materials		76,827,849
Total Common Stocks (Cost $1,419,052,433)		1,608,363,255

Variable Portfolio – Morgan Stanley Advantage Fund | Quarterly Report 2017	85

Portfolio of Investments   (continued)
Variable Portfolio – Morgan Stanley Advantage Fund, September 30, 2017 (Unaudited)
Money Market Funds 3.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(b),(c)	64,513,326	64,513,326
Total Money Market Funds (Cost $64,513,326)		64,513,326
Total Investments (Cost: $1,483,565,759)		1,672,876,581
Other Assets & Liabilities, Net		(5,210,483)
Net Assets		1,667,666,098
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	32,408,120	665,047,499	(632,942,293)	64,513,326	(30,757)	600	335,179	64,513,326
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
86	Variable Portfolio – Morgan Stanley Advantage Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Morgan Stanley Advantage Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	366,466,923	81,814,210	—	—	448,281,133
Financials	209,258,261	—	—	—	209,258,261
Health Care	87,174,533	—	—	—	87,174,533
Industrials	305,116,006	—	—	—	305,116,006
Information Technology	481,705,473	—	—	—	481,705,473
Materials	76,827,849	—	—	—	76,827,849
Total Common Stocks	1,526,549,045	81,814,210	—	—	1,608,363,255
Money Market Funds	—	—	—	64,513,326	64,513,326
Total Investments	1,526,549,045	81,814,210	—	64,513,326	1,672,876,581
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
Variable Portfolio – Morgan Stanley Advantage Fund | Quarterly Report 2017	87

Portfolio of Investments
Variable Portfolio – Oppenheimer International Growth Fund, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.3%
Issuer	Shares	Value ($)
Australia 2.1%
CSL Ltd.	190,956	20,102,549
James Hardie Industries PLC	601,127	8,390,213
Sonic Healthcare Ltd.	475,192	7,808,750
Total		36,301,512
Belgium 0.7%
Anheuser-Busch InBev SA/NV	98,317	11,771,151
Canada 4.7%
Alimentation Couche-Tard, Inc., Class B	315,108	14,369,582
CCL Industries, Inc.	452,816	21,912,266
Dollarama, Inc.	221,227	24,206,870
Saputo, Inc.	564,465	19,538,564
Total		80,027,282
China 1.1%
Baidu, Inc., ADR(a)	74,080	18,348,875
Denmark 4.8%
Coloplast A/S, Class B	98,965	8,031,942
Novo Nordisk A/S, Class B	491,803	23,511,249
Novozymes AS, Class B	337,667	17,327,808
Pandora A/S	177,690	17,539,700
William Demant Holding AS(a)	560,202	14,787,464
Total		81,198,163
Finland 1.2%
Nokia OYJ	3,286,010	19,729,381
France 16.6%
Airbus Group SE	197,550	18,774,482
AtoS	173,309	26,884,459
Dassault Systemes	176,815	17,886,403
Edenred	661,237	17,974,874
Essilor International SA	136,707	16,924,882
Hermes International	37,460	18,885,070
Iliad SA	81,770	21,730,402
Legrand SA	253,170	18,276,463
LVMH Moet Hennessy Louis Vuitton SE	80,990	22,346,327
Pernod Ricard SA	122,170	16,901,174
SEB SA	130,301	23,901,235
STMicroelectronics NV	1,248,610	24,157,743
Technicolor SA	2,169,040	7,485,680
Common Stocks (continued)
Issuer	Shares	Value ($)
Valeo SA	426,520	31,647,658
Total		283,776,852
Germany 11.5%
Bayer AG, Registered Shares	147,073	20,042,095
Bayerische Motoren Werke AG	151,038	15,321,674
Brenntag AG	275,628	15,348,410
Continental AG	116,072	29,460,595
Infineon Technologies AG	1,635,527	41,115,548
ProSiebenSat.1 Media AG	404,925	13,799,883
SAP SE	325,057	35,610,107
Scout24 AG(b)	272,987	11,163,463
United Internet AG	232,675	14,484,180
Total		196,345,955
India 2.5%
Hero Honda Motors Ltd.	471,602	27,294,780
ICICI Bank Ltd., ADR	1,794,335	15,359,507
Total		42,654,287
Japan 9.4%
Hoya Corp.	309,200	16,721,178
Keyence Corp.	56,220	29,901,612
Koito Manufacturing Co., Ltd.	332,000	20,848,002
Kubota Corp.	893,100	16,246,100
Nidec Corp.	215,900	26,540,780
Nippon Telegraph & Telephone Corp.	666,700	30,548,676
Subaru Corp.	547,700	19,753,976
Total		160,560,324
Luxembourg 0.9%
SES SA FDR	712,350	15,584,064
Netherlands 5.9%
Aalberts Industries NV	523,123	25,290,714
ASML Holding NV	138,203	23,529,441
Boskalis Westminster	324,374	11,338,397
Gemalto NV	194,363	8,682,180
Heineken NV	220,465	21,796,485
Koninklijke Vopak NV	243,360	10,672,410
Total		101,309,627
South Africa 0.7%
SPAR Group Ltd. (The)	927,589	11,447,258

88	Variable Portfolio – Oppenheimer International Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Oppenheimer International Growth Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Spain 5.6%
Amadeus IT Group SA, Class A	337,597	21,941,341
Grifols SA	837,049	24,386,455
Industria de Diseno Textil SA	424,669	16,003,606
Prosegur Cash SA(a),(b)	3,881,146	11,674,241
Prosegur Cia de Seguridad SA, Registered Shares	2,858,115	21,382,786
Total		95,388,429
Sweden 2.2%
Atlas Copco AB, Class A	577,897	24,471,347
Swedish Match AB	371,925	13,046,075
Total		37,517,422
Switzerland 9.1%
Barry Callebaut AG	11,435	17,524,180
Cie Financiere Richemont SA, Class A, Registered Shares	208,624	19,066,684
Lonza Group AG, Registered Shares	112,497	29,508,172
Roche Holding AG, Genusschein Shares	65,855	16,811,438
Sika AG	2,479	18,444,979
Sonova Holding AG	94,547	16,041,795
Temenos Group AG	272,085	27,760,622
UBS AG	601,107	10,273,476
Total		155,431,346
Thailand 0.9%
CP ALL PCL, Foreign Registered Shares	8,124,700	16,261,581
United Kingdom 16.9%
BT Group PLC	2,915,344	11,090,721
Bunzl PLC	677,276	20,574,145
Burberry Group PLC	607,212	14,320,481
Dignity PLC	308,178	9,522,819
Domino’s Pizza Group PLC	3,138,848	13,047,181
Common Stocks (continued)
Issuer	Shares	Value ($)
Essentra PLC	1,404,620	10,399,099
Experian PLC	673,563	13,529,584
Ferguson PLC	144,208	9,460,963
Inmarsat PLC	911,444	7,859,287
Intertek Group PLC	304,150	20,304,680
NEX Group PLC	1,463,807	12,985,133
Prudential PLC	727,616	17,418,464
Reckitt Benckiser Group PLC	301,496	27,524,823
Royal Mail PLC	1,297,240	6,678,552
Spectris PLC	396,170	12,793,908
TechnipFMC PLC(a)	433,862	12,006,783
Travis Perkins PLC	1,130,808	21,941,284
Tullett Prebon PLC, Registered Shares	1,924,528	13,513,260
Unilever PLC	250,467	14,495,671
Weir Group PLC (The)	256,226	6,746,684
Whitbread PLC	226,503	11,430,333
Total		287,643,855
United States 1.5%
Carnival Corp.	405,710	26,196,695
Total Common Stocks (Cost $1,415,065,528)		1,677,494,059

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(c),(d)	13,664,378	13,664,378
Total Money Market Funds (Cost $13,664,378)		13,664,378
Total Investments (Cost $1,428,729,906)		1,691,158,437
Other Assets & Liabilities, Net		15,268,728
Net Assets		$1,706,427,165

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2017, the value of these securities amounted to $22,837,704, which represents 1.34% of net assets.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2017.
Variable Portfolio – Oppenheimer International Growth Fund | Quarterly Report 2017	89

Portfolio of Investments   (continued)
Variable Portfolio – Oppenheimer International Growth Fund, September 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	36,215,369	520,298,346	(542,849,337)	13,664,378	425	11	206,110	13,664,378
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
90	Variable Portfolio – Oppenheimer International Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Oppenheimer International Growth Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Australia	—	36,301,512	—	—	36,301,512
Belgium	—	11,771,151	—	—	11,771,151
Canada	80,027,282	—	—	—	80,027,282
China	18,348,875	—	—	—	18,348,875
Denmark	—	81,198,163	—	—	81,198,163
Finland	—	19,729,381	—	—	19,729,381
France	—	283,776,852	—	—	283,776,852
Germany	—	196,345,955	—	—	196,345,955
India	15,359,507	27,294,780	—	—	42,654,287
Japan	—	160,560,324	—	—	160,560,324
Luxembourg	—	15,584,064	—	—	15,584,064
Netherlands	—	101,309,627	—	—	101,309,627
South Africa	—	11,447,258	—	—	11,447,258
Spain	—	95,388,429	—	—	95,388,429
Sweden	—	37,517,422	—	—	37,517,422
Switzerland	—	155,431,346	—	—	155,431,346
Thailand	—	16,261,581	—	—	16,261,581
United Kingdom	—	287,643,855	—	—	287,643,855
United States	26,196,695	—	—	—	26,196,695
Total Common Stocks	139,932,359	1,537,561,700	—	—	1,677,494,059
Money Market Funds	—	—	—	13,664,378	13,664,378
Total Investments	139,932,359	1,537,561,700	—	13,664,378	1,691,158,437
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
Variable Portfolio – Oppenheimer International Growth Fund | Quarterly Report 2017	91

Portfolio of Investments
Variable Portfolio – Partners Core Bond Fund, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Non-Agency 13.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Academic Loan Funding Trust(a),(b)
Series 2012-1A Class A1
1-month USD LIBOR + 0.800% 12/27/2022	1.824%	60,432	60,448
Series 2013-1A Class A
1-month USD LIBOR + 0.800% 12/26/2044	2.016%	1,158,739	1,153,775
Access Point Financial, Inc.(a)
Series 2016-1A Class A
02/16/2021	6.250%	1,084,929	1,085,373
Ally Auto Receivables Trust
Series 2016-1 Class A3
04/15/2020	1.470%	572,116	571,863
American Credit Acceptance Receivables Trust(a)
Series 2015-2 Class C
05/12/2021	4.320%	858,000	867,961
Series 2016-3 Class A
11/12/2020	1.700%	263,827	263,498
Series 2016-4
02/13/2023	2.910%	1,371,000	1,374,893
American Tower Trust I(a)
Pass-Through Certificates
03/15/2043	1.551%	500,000	494,826
Series 13 Class 2A
03/15/2023	3.070%	1,900,000	1,905,078
AmeriCredit Automobile Receivables Trust
Series 2017-1 Class B
02/18/2022	2.300%	1,107,000	1,109,235
Series 2017-1 Class C
08/18/2022	2.710%	594,000	595,179
Series 2017-1 Class D
01/18/2023	3.130%	1,332,000	1,336,643
Anchor Assets IX LLC(a),(c)
Series 2016-1 Class A
02/15/2020	5.125%	7,550,000	7,550,000
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2014-2A Class A
02/20/2021	2.500%	1,700,000	1,704,174
Series 2015-1A Class A
07/20/2021	2.500%	4,458,000	4,451,336
Axis Equipment Finance Receivables II LLC(a)
Series 2015-1A Class A2
03/20/2020	1.900%	205,789	205,124
AXIS Equipment Finance Receivables IV LLC(a)
Series 2016-1A Class A
11/20/2021	2.210%	1,199,366	1,195,468
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Barclays Dryrock Issuance Trust(b)
Series 2017-2 Class A
1-month USD LIBOR + 0.300% 05/15/2023	1.534%	1,570,000	1,572,211
BCC Funding Corp. X(a)
Series 2015-1 Class A2
10/20/2020	2.224%	644,240	643,619
BCC Funding XIII LLC(a)
Series 2016-1
12/20/2021	2.200%	1,934,794	1,933,166
BXG Receivables Note Trust(a)
Series 2012-A Class A
12/02/2027	2.660%	289,538	286,330
Cabela’s Credit Card Master Note Trust
Series 2015-2 Class A1
07/17/2023	2.250%	926,000	929,057
California Republic Auto Receivables Trust
Series 2015-2 Class A3
08/15/2019	1.310%	155,757	155,718
Series 2016-1 Class A4
10/15/2021	2.240%	7,896,000	7,926,193
Capital Auto Receivables Asset Trust
Series 2015-4 Class A2
03/20/2019	1.620%	911,360	911,466
Series 2016-3 Class A4
03/22/2021	1.690%	530,000	528,510
CarFinance Capital Auto Trust(a)
Series 2014-1A Class B
04/15/2020	2.720%	116,915	117,051
Series 2014-2A Class A
11/16/2020	1.440%	158,257	158,169
Series 2015-1A Class A
06/15/2021	1.750%	110,940	110,838
Carnow Auto Receivables Trust(a)
Series 2016-1A Class A
05/15/2019	2.260%	1,404,269	1,405,589
Series 2016-1A Class B
02/15/2021	3.490%	2,200,000	2,192,108
Chase Funding Trust(b)
Series 2003-2 Class 2A2
1-month USD LIBOR + 0.560% 02/25/2033	1.776%	629,361	605,804
Chase Funding Trust(d)
Series 2003-4 Class 1A5
05/25/2033	5.292%	454,590	461,257
Series 2003-6 Class 1A5
11/25/2034	5.102%	450,997	465,579

92	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citi Held for Asset Issuance(a)
Series 2016-MF1 Class A
08/15/2022	4.480%	802,618	809,688
Series 2016-MF1 Class B
08/15/2022	6.640%	3,250,000	3,310,276
Subordinated, Series 2015-PM1 Class B
12/15/2021	2.930%	150,080	149,925
CLUB Credit Trust(a)
Series 2017-NP1 Class A
04/17/2023	2.390%	474,235	474,084
College Ave Student Loans LLC(a),(b)
Series 2017-A Class A1
1-month USD LIBOR + 1.650% 11/26/2046	2.878%	1,101,817	1,101,816
Conix Mortgage Asset Trust(a),(c),(e)
Series 2013-1 Class A
12/25/2047	4.704%	1,078,519	115,725
Continental Credit Card(a)
Series 2016-1A Class A
01/15/2023	4.560%	846,977	846,862
COOF Securitization Trust Ltd.(a),(c),(d),(f)
CMO Series 2014-1 Class A
06/25/2040	2.919%	1,597,523	175,829
CPS Auto Receivables Trust(a)
Series 2013-A Class A
06/15/2020	1.310%	734,824	734,819
Series 2014-C Class C
08/17/2020	3.770%	2,096,000	2,126,843
Series 2015-A Class C
02/16/2021	4.000%	219,000	222,531
Series 2015-B Class A
11/15/2019	1.650%	976,279	976,208
Series 2015-C Class D
08/16/2021	4.630%	1,376,000	1,366,208
Series 2016-A Class A
10/15/2019	2.250%	421,188	421,716
Series 2016-A Class B
05/15/2020	3.340%	1,436,395	1,448,283
Series 2016-B Class A
11/15/2019	2.070%	168,663	168,755
Subordinated, Series 2014-B Class B
05/15/2020	2.320%	1,087,264	1,088,756
Subordinated, Series 2015-B Class C
05/17/2021	4.200%	1,480,000	1,464,802
Subordinated, Series 2016-C Class C
06/15/2022	3.270%	1,050,000	1,046,640
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Acceptance Auto Loan Trust(a)
Series 2015-2A Class A
02/15/2023	2.400%	2,532,815	2,538,653
Series 2015-2A Class C
02/15/2024	3.760%	434,000	438,855
Series 2017-1A Class A
10/15/2025	2.560%	1,688,000	1,689,697
Subordinated, Series 2017-1A Class B
12/15/2025	3.040%	740,000	740,355
Subordinated, Series 2017-1A Class C
02/17/2026	3.480%	620,000	626,628
Subordinated, Series 2017-2A Class C
06/15/2026	3.350%	344,000	342,508
Drive Auto Receivables Trust(a)
Series 2015-AA Class D
07/15/2022	4.120%	883,000	901,442
Series 2016-AA Class B
05/15/2020	3.170%	727,914	728,647
Series 2016-AA Class C
05/17/2021	3.910%	2,428,000	2,455,350
Series 2017-AA Class C
01/18/2022	2.980%	1,260,000	1,273,025
Subordinated, Series 2015-BA Class D
07/15/2021	3.840%	1,921,000	1,962,077
Subordinated, Series 2015-CA Class D
09/15/2021	4.200%	1,058,824	1,087,002
Subordinated, Series 2015-DA Class D
01/17/2023	4.590%	1,320,000	1,357,989
Subordinated, Series 2016-BA Class B
06/15/2020	2.560%	270,940	271,427
Subordinated, Series 2016-CA Class D
03/15/2024	4.180%	2,915,000	3,009,241
Subordinated, Series 2017-AA Class B
01/15/2021	2.510%	790,000	791,932
Subordinated, Series 2017-AA Class D
05/15/2024	4.160%	1,677,000	1,701,673
Drive Auto Receivables Trust
Subordinated Series 2017-2 Class C
09/15/2023	2.750%	2,398,000	2,394,152
Subordinated, Series 2017-1 Class C
04/15/2022	2.840%	1,505,000	1,514,232
Subordinated, Series 2017-1 Class D
03/15/2023	3.840%	1,710,000	1,730,556
DT Auto Owner Trust(a)
Series 2016-3A Class A
11/15/2019	1.750%	221,731	221,763

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2017	93

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016-3A Class B
07/15/2020	2.650%	1,000,000	1,002,746
Series 2017-3A Class D
05/15/2023	3.580%	724,000	723,593
Subordinated, Series 2015-2A Class D
02/15/2022	4.250%	1,055,000	1,072,124
Subordinated, Series 2016-4A
08/17/2020	2.020%	868,000	866,648
10/17/2022	3.770%	1,497,400	1,502,741
Subordinated, Series 2017-1A Class D
11/15/2022	3.550%	1,528,000	1,529,936
Subordinated, Series 2017-2A Class C
01/17/2023	3.030%	1,282,000	1,280,002
ENGS Commercial Finance Trust(a)
Series 2016-1A Class A2
02/22/2022	2.630%	972,574	970,453
Enterprise Fleet Financing LLC(a)
Series 2017-2 Class A3
01/20/2023	2.220%	1,717,000	1,714,175
Exeter Automobile Receivables Trust(a)
Series 2014-2A Class C
12/16/2019	3.260%	360,968	362,943
Series 2014-3A Class B
11/15/2019	2.770%	163,309	163,575
Series 2015-2A Class A
11/15/2019	1.540%	51,577	51,576
Series 2016-1A Class A
07/15/2020	2.350%	294,062	293,986
Series 2016-2A Class A
07/15/2020	2.210%	689,825	689,206
Series 2017-1A Class C
12/15/2022	3.950%	810,000	817,445
Series 2017-3A Class A
12/15/2021	2.050%	1,033,000	1,032,875
Subordinated, Series 2016-1A Class C
10/15/2021	5.520%	2,230,000	2,305,739
Subordinated, Series 2016-3A Class B
08/16/2021	2.840%	1,102,000	1,098,583
First Investors Auto Owner Trust(a)
Series 2014-3A Class A3
11/16/2020	1.670%	348,885	348,898
Series 2015-2A Class A1
12/16/2019	1.590%	53,136	53,137
Series 2015-2A Class D
12/15/2021	4.220%	280,000	277,494
Series 2016-1A Class A1
05/15/2020	1.920%	209,177	209,303
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016-2A Class A1
11/16/2020	1.530%	904,988	902,482
FirstKey Lending Trust(a)
Series 2015-SFR1 Class A
03/09/2047	2.553%	1,834,801	1,817,748
Series 2015-SFR1 Class B
03/09/2047	3.417%	1,202,000	1,185,808
Flagship Credit Auto Trust(a)
Series 2014-1 Class B
02/18/2020	2.550%	97,229	97,177
Series 2014-2 Class A
12/16/2019	1.430%	27,384	27,378
Series 2014-2 Class B
11/16/2020	2.840%	446,000	446,682
Series 2014-2 Class C
12/15/2020	3.950%	220,000	220,048
Series 2015-3 Class A
10/15/2020	2.380%	1,548,408	1,549,530
Series 2016-1 Class A
12/15/2020	2.770%	1,113,091	1,119,772
Series 2016-1 Class C
06/15/2022	6.220%	3,000,000	3,194,506
Subordinated, Series 2015-3 Class B
03/15/2022	3.680%	757,000	756,459
Subordinated, Series 2015-3 Class C
03/15/2022	4.650%	693,000	715,596
Subordinated, Series 2016-4 Class C
11/15/2022	2.710%	1,312,000	1,297,692
Ford Credit Auto Owner Trust(a)
Series 2017-2 Class A
03/15/2029	2.360%	2,456,000	2,451,825
GLC Trust(a),(c),(e)
Series 2014-A Class A
07/15/2021	3.000%	54,793	53,971
GLS Auto Receivables Trust(a)
Series 2015-1A Class A
12/15/2020	2.250%	536,205	535,831
Series 2016-1A
10/15/2020	2.730%	1,013,588	1,010,496
Subordinated, Series 2015-1A Class B
12/15/2020	4.430%	954,000	956,194
Subordinated, Series 2016-1A Class B
01/15/2021	4.390%	840,000	837,661
GMAT Trust(a),(d)
Series 2013-1A Class A
11/25/2043	6.967%	312,946	313,703

94	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GO Financial Auto Securitization Trust(a)
Subordinated, Series 2015-1 Class B
10/15/2020	3.590%	161,437	161,317
Subordinated, Series 2015-2 Class B
08/17/2020	4.800%	1,541,142	1,553,880
Gold Key Resorts(a)
Series 2014-A Class A
03/17/2031	3.220%	454,921	455,355
Goodgreen Trust(a)
Series 2017-1A Class A
10/15/2052	3.740%	495,117	504,299
Green Tree Agency Advance Funding Trust I(a),(c)
Series 2016-T1 Class AT1
10/15/2048	2.380%	1,068,000	1,062,895
Subordinated, CMO Series 2016-T1
10/15/2048	3.122%	1,498,000	1,489,401
HERO Funding Trust(a)
Series 2016-3A Class A1
09/20/2042	3.080%	1,433,350	1,427,478
Series 2017-1A Class A2
09/20/2047	4.460%	1,786,296	1,860,823
Hertz Vehicle Financing II LP(a)
Series 2015-3A Class A
09/25/2021	2.670%	10,608,000	10,515,737
Hertz Vehicle Financing LLC(a)
Series 2016-2A Class A
03/25/2022	2.950%	1,476,000	1,471,643
Series 2016-4A Class A
07/25/2022	2.650%	1,969,000	1,938,763
Series 2017-2A Class A
10/25/2023	3.290%	2,752,000	2,750,531
Subordinated Series 2016-3A Class B
07/25/2020	3.110%	428,000	424,529
Hilton Grand Vacations Trust(a)
Series 2017-AA Class A
12/26/2028	2.660%	1,134,606	1,136,034
Kabbage Asset Securitization LLC(a)
Series 2017-1 Class A
03/15/2022	4.571%	4,595,000	4,683,475
LendingClub Issuance Trust(a)
Series 2016-NP1 Class A
06/15/2022	3.750%	441,044	443,693
Lendmark Funding Trust(a)
Series 2016-A Class A
08/21/2023	4.820%	2,397,000	2,447,272
Series 2017-1A Class A
01/22/2024	2.830%	1,067,000	1,067,361
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LV Tower 52 Issuer(a),(c)
Series 2013-1 Class A
02/15/2023	5.500%	5,135,630	5,142,050
Series 2013-1 Class M
02/15/2023	7.500%	1,912,272	1,921,833
Mariner Finance Issuance Trust(a)
Series 2017-AA Class A
02/20/2029	3.620%	2,300,000	2,312,665
Marlette Funding Trust(a)
Series 2016-1A Class A
01/17/2023	3.060%	1,125,425	1,129,204
Mid-State Capital Corp. Trust(a)
Series 2006-1 Class M1
10/15/2040	6.083%	1,228,370	1,380,113
Series 2010-1 Class M
12/15/2045	5.250%	985,385	1,034,039
Murray Hill Marketplace Trust(a)
Series 2016-LC1 Class A
11/25/2022	4.190%	1,005,942	1,010,119
Nationstar HECM Loan Trust(a),(c)
Series 2016-2A Class A
06/25/2026	2.239%	303,958	306,757
Series 2016-3A Class A
08/25/2026	2.013%	647,698	656,024
Subordinated, Series 2017-1A Class M1
05/25/2027	2.942%	215,000	215,690
Navient Private Education Loan Trust(a),(b)
Series 2014-AA Class A3
1-month USD LIBOR + 1.600% 10/15/2031	2.826%	2,731,000	2,784,355
Series 2015-AA Class A2B
1-month USD LIBOR + 1.200% 12/15/2028	2.426%	747,596	758,484
Series 2016-AA Class A2B
1-month USD LIBOR + 2.150% 12/15/2045	3.384%	5,231,000	5,439,673
Navient Private Education Loan Trust(a)
Series 2016-AA Class A2A
12/15/2045	3.910%	3,185,000	3,294,563
Navient Student Loan Trust(b)
Series 2014-1 Class A3
1-month USD LIBOR + 0.510% 06/25/2031	1.747%	919,000	912,850
Navient Student Loan Trust(a),(b)
Series 2016-1A Class A
1-month USD LIBOR + 0.700% 02/25/2070	1.724%	12,820,345	12,711,639

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2017	95

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016-5A Class A
1-month USD LIBOR + 1.250% 06/25/2065	2.274%	1,416,095	1,444,390
Series 2017-2A Class A
1-month USD LIBOR + 1.050% 12/27/2066	2.074%	3,985,655	4,040,107
Series 2017-4A Class A3
1-month USD LIBOR + 1.000% 09/27/2066	2.237%	4,666,000	4,665,972
Series 2017-5A Class A
1-month USD LIBOR + 0.800% 07/26/2066	2.050%	6,141,000	6,140,965
NCUA Guaranteed Notes(b)
CMO Series 2010-A1 Class A
1-month USD LIBOR + 0.350% 12/07/2020	1.582%	90,965	91,020
Nelnet Student Loan Trust(b)
Series 2004-3 Class A5
3-month USD LIBOR + 0.180% 10/27/2036	1.494%	359,679	352,429
Series 2005-1 Class A5
3-month USD LIBOR + 0.110% 10/25/2033	1.266%	1,947,738	1,910,011
Series 2005-2 Class A5
3-month USD LIBOR + 0.100% 03/23/2037	1.423%	604,156	590,149
Series 2005-3 Class A5
3-month USD LIBOR + 0.120% 12/24/2035	1.443%	11,413,850	11,228,522
Series 2006-2 Class A5
3-month USD LIBOR + 0.100% 01/25/2030	1.256%	593,657	592,671
Nelnet Student Loan Trust(a),(b)
Series 2016-1A Class A
1-month USD LIBOR + 0.800% 09/25/2065	2.037%	1,995,975	2,024,047
Series 2017-2A Class A
1-month USD LIBOR + 0.770% 09/25/2065	0.770%	3,062,967	3,074,468
New Residential Advance Receivables Trust Advance Receivables Backed Notes(a)
Series 2016-T2 Class AT2
10/15/2049	2.575%	2,410,000	2,392,109
NRPL Trust(a),(d)
Series 2015-1A Class A1
11/01/2054	3.875%	864,835	866,859
NRPL Trust(a)
Series 2015-2A Class A1
10/25/2057	3.750%	4,224,195	4,231,644
Series 2015-2A Class A2
10/25/2057	3.750%	1,250,000	1,235,516
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NRZ Advance Receivables Trust(a)
Series 2016-T1 Class AT1
06/15/2049	2.751%	1,008,500	1,000,583
Ocwen Master Advance Receivables Trust(a)
Series 2016-T1 Class AT1
08/17/2048	2.521%	3,612,000	3,606,356
Series 2017-T1 Class AT1
09/15/2048	2.499%	586,000	586,294
OnDeck Asset Securitization Trust II LLC(a)
Series 2016-1A Class A
05/17/2020	4.210%	2,168,000	2,158,696
OneMain Direct Auto Receivables Trust(a)
Series 2016-1A Class A
01/15/2021	2.040%	801,708	802,300
OneMain Financial Issuance Trust(a)
Series 2014-1A Class A
06/18/2024	2.430%	1,010	1,010
Series 2014-1A Class B
06/18/2024	3.240%	402,000	402,257
Series 2014-2A Class A
09/18/2024	2.470%	806,589	807,509
Series 2015-1A Class A
03/18/2026	3.190%	1,726,000	1,742,318
Series 2015-2A Class A
07/18/2025	2.570%	5,054,857	5,063,865
Series 2015-2A Class B
07/18/2025	3.100%	1,395,000	1,375,289
Series 2016-1A Class A
02/20/2029	3.660%	2,505,000	2,564,244
Subordinated, Series 2014-2A Class B
09/18/2024	3.020%	1,119,000	1,121,744
Oportun Funding II LLC(a)
Series 2016-A Class A
03/08/2021	4.700%	2,901,000	2,936,527
Subordinated, Series 2016-A Class B
03/08/2021	6.410%	811,000	804,392
Oportun Funding III LLC(a)
Series 2016-B Class A
07/08/2021	3.690%	2,856,000	2,858,247
Oportun Funding IV LLC(a)
Series 2016-C Class B
11/08/2021	4.850%	1,085,492	1,100,794
Oportun Funding VI LLC(a)
Series 2017-A Class A
06/08/2023	3.230%	838,000	843,990
Progress Residential Trust(a)
Series 2015-SFR2 Class A
06/12/2032	2.740%	3,523,557	3,539,029

96	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-SFR2 Class C
06/12/2032	3.436%	2,500,000	2,519,470
Series 2015-SFR3 Class A
11/12/2032	3.067%	5,414,586	5,487,935
Series 2015-SFR3 Class D
11/12/2032	4.673%	1,295,000	1,346,660
Series 2015-SFR3 Class E
11/12/2032	5.660%	1,000,000	1,052,268
Prosper Marketplace Issuance Trust(a)
Series 2017-1A Class A
06/15/2023	2.560%	930,311	932,349
Series 2017-2A Class A
09/15/2023	2.410%	1,401,000	1,402,350
Purchasing Power Funding LLC(a),(c)
Series 2015-A Class A2
12/15/2019	4.750%	3,500,000	3,512,033
Purchasing Power Funding LLC(a),(b),(c)
Series 2016-A Class A1
1-month USD LIBOR + 0.750% 02/27/2019	1.739%	865,566	865,566
RBSHD Trust(a),(d)
Series 2013-1A Class A
10/25/2047	7.685%	1,006,238	1,009,111
Renew (a)
Series 2017-1A Class A
09/20/2052	3.670%	698,601	696,620
Santander Drive Auto Receivables Trust
Series 2016-2 Class A3
05/15/2020	1.560%	771,636	771,614
Series 2017-3 Class A3
06/15/2021	1.870%	1,343,000	1,340,757
Saxon Asset Securities Trust(d)
CMO Series 2003-1 Class AF6
06/25/2033	4.795%	10,165	10,239
Sierra Auto Receivables Securitization Trust(a)
Series 2016-1A
01/18/2022	2.850%	304,870	305,610
Skopos Auto Receivables Trust(a)
Series 2015-2A Class A
02/15/2020	3.550%	51,533	51,543
SLM Private Education Loan Trust(a)
Series 2012-D Class A2
02/15/2046	2.950%	5,478,378	5,487,393
SLM Student Loan Trust(b)
Series 2007-2 Class A4
3-month USD LIBOR + 0.060% 07/25/2022	1.216%	2,565,000	2,490,432
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2012-1 Class A3
1-month USD LIBOR + 0.950% 09/25/2028	1.974%	4,883,321	4,922,427
Series 2012-2 Class A
1-month USD LIBOR + 0.700% 01/25/2029	1.724%	9,014,238	9,032,745
Subordinated, Series 2012-6 Class B
1-month USD LIBOR + 1.000% 04/27/2043	2.216%	2,461,000	2,246,576
SMB Private Education Loan Trust(a)
Series 2015-A Class A2A
06/15/2027	2.490%	897,000	900,009
Series 2015-B Class A2A
07/15/2027	2.980%	6,000,000	6,114,226
Series 2016-A Class A2A
05/15/2031	2.700%	7,655,000	7,677,605
Series 2016-C Class A2A
09/15/2034	2.340%	3,212,000	3,169,859
Series 2017-A Class A2A
09/15/2034	2.880%	9,251,000	9,330,889
SMB Private Education Loan Trust(a),(b)
Series 2015-B Class A1
1-month USD LIBOR + 0.700% 02/15/2023	1.926%	7,590	7,590
Series 2017-A Class A2B
1-month USD LIBOR + 0.900% 09/15/2034	2.126%	13,806,000	13,927,080
SoFi Consumer Loan Program LLC(a)
Series 2016-2A Class A
10/27/2025	3.090%	1,248,475	1,261,182
SoFi Professional Loan Program LLC(a)
Series 2017-B Class A2FX
05/25/2040	2.740%	4,500,000	4,518,583
Series 2017-C Class A2B
07/25/2040	2.630%	2,043,000	2,032,569
Series 2017-D Class A2FX
09/25/2040	2.650%	3,448,000	3,429,508
SoFi Professional Loan Program LLC(a),(b)
Series 2017-C Class A1
1-month USD LIBOR + 0.600% 07/25/2040	1.837%	3,119,293	3,119,292
Springleaf Funding Trust(a)
Series 2015-AA Class A
11/15/2024	3.160%	1,537,000	1,547,579
Series 2015-AA Class B
11/15/2024	3.620%	363,000	365,447
Synchrony Credit Card Master Note Trust
Series 2015-1 Class A
03/15/2023	2.370%	814,000	820,853

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2017	97

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-4 Class A
09/15/2023	2.380%	1,475,000	1,486,655
Series 2016-3 Class A
09/15/2022	1.580%	4,089,000	4,065,408
Series 2017-1 Class A
06/15/2023	1.930%	1,009,000	1,005,559
Toyota Auto Receivables Owner Trust
Series 2017-B Class A4
09/15/2022	2.050%	8,000,000	8,006,410
Trafigura Securitisation Finance PLC(a),(b)
Series 2014-1A Class A
1-month USD LIBOR + 0.950% 10/15/2018	2.184%	2,391,000	2,391,301
Tricolor Auto Securitization Trust(a)
Series 2017-1 Class A
05/15/2020	5.090%	2,337,306	2,334,849
Tricon American Homes Trust(a),(b)
Series 2015-SFR1 Class A
1-month USD LIBOR + 1.250% 05/17/2032	2.409%	548,920	548,179
Tricon American Homes Trust(a)
Series 2016-SFR1 Class A
11/17/2033	2.589%	1,715,000	1,701,495
Upstart Securitization Trust(a)
Series 2017-1 Class A
06/20/2024	2.639%	934,404	933,925
USASF Receivables LLC(a),(c)
Series 2017-1 Class A
09/15/2030	5.750%	2,025,000	2,025,000
Vericrest Opportunity Loan Transferee XXIV LLC(a),(d)
Series 2015-NPL6 Class A1
02/25/2055	3.500%	644,140	644,335
Vericrest Opportunity Loan Transferee XXV LLC(a),(d)
Series 2015-NPL8 Class A1
06/26/2045	3.500%	4,429,951	4,438,043
VM DEBT LLC(a)
Series 2017-1 Class A
10/02/2024	6.500%	1,970,000	1,970,000
Westgate Resorts LLC(a)
Series 2017-1A Class B
12/20/2030	3.050%	932,434	928,456
Westlake Automobile Receivables Trust(a)
Series 2016-2A
06/17/2019	1.570%	682,707	682,598
06/15/2021	4.100%	799,000	812,036
Series 2016-3A Class C
01/18/2022	2.460%	1,294,000	1,288,671
Series 2017-1A Class C
10/17/2022	2.700%	508,000	509,981
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated, Series 2015-3A Class D
05/17/2021	4.400%	1,000,000	1,013,211
World Financial Network Credit Card Master Trust
Series 2015-B Class A
06/17/2024	2.550%	276,000	278,281
Series 2016-A Class A
04/15/2025	2.030%	5,681,000	5,615,375
Series 2016-C Class A
08/15/2023	1.720%	1,072,000	1,065,306
World Omni Auto Receivables Trust
Series 2014-B Class A4
12/15/2020	1.680%	617,000	617,269
Total Asset-Backed Securities — Non-Agency (Cost $431,513,104)			432,681,425

Commercial Mortgage-Backed Securities - Agency 7.5%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through-Certificates
Series 2017 K065 Class A2
04/25/2027	3.243%	1,408,000	1,451,437
Series 2017 K065 Class AM
05/25/2027	3.326%	755,000	782,807
Series 2017 K066 Class A2
06/25/2027	3.117%	1,858,000	1,897,263
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series KJ02 Class A2
09/25/2020	2.597%	664,378	672,888
Series KJ07 Class A2
12/25/2022	2.312%	5,000,000	4,928,854
Series KS07 Class A2
09/25/2025	2.735%	3,600,000	3,586,066
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
Series KPLB Class A
05/25/2025	2.770%	7,500,000	7,532,744
Federal National Mortgage Association
01/01/2018	3.520%	2,277,082	2,274,902
08/01/2019	2.030%	247,167	248,644
11/01/2019	4.130%	1,500,000	1,562,346
12/01/2019	4.180%	2,407,419	2,515,511
01/01/2020	4.540%	1,331,961	1,400,745
04/01/2020	4.382%	1,965,594	2,064,494
07/01/2020	4.066%	2,299,228	2,415,497
11/01/2020	3.372%	800,527	827,888
01/01/2021	4.313%	1,047,944	1,115,474
07/01/2021	4.314%	1,872,396	1,997,925
08/01/2021	3.870%	1,820,406	1,926,937
09/01/2021	2.120%	2,800,000	2,765,075
11/01/2021	4.600%	1,743,559	1,874,749
06/01/2022	2.790%	2,591,655	2,655,649
07/01/2022	2.670%	5,000,000	5,102,258
08/01/2022	2.650%	7,000,000	7,137,506
11/01/2022	2.450%	6,000,000	6,077,076

98	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2017 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
12/01/2022	2.390%	1,805,420	1,818,995
12/01/2022	2.400%	1,800,000	1,814,193
02/01/2023	2.400%	2,000,000	2,015,362
02/01/2023	2.460%	2,691,240	2,709,251
04/01/2023	2.500%	6,000,000	6,062,834
04/01/2023	2.640%	2,800,098	2,838,053
04/01/2023	2.706%	1,334,143	1,356,836
05/01/2023	2.520%	3,000,000	3,034,108
06/01/2023	2.420%	2,765,767	2,771,221
06/01/2023	2.510%	1,837,620	1,849,575
07/01/2023	2.784%	2,608,660	2,661,457
07/01/2023	3.670%	6,000,000	6,370,981
08/01/2023	3.590%	2,500,000	2,646,472
10/01/2023	3.760%	1,921,505	2,050,936
11/01/2023	3.690%	1,200,000	1,276,794
07/01/2025	3.070%	9,974,816	10,231,726
09/01/2025	3.100%	2,500,000	2,562,652
12/01/2025	3.765%	7,000,000	7,508,493
07/01/2026	4.450%	2,742,922	2,987,416
10/01/2026	3.235%	1,426,410	1,477,837
12/01/2026	3.240%	1,500,000	1,548,125
02/01/2027	3.340%	1,000,000	1,032,466
03/01/2027	2.910%	3,521,000	3,547,912
05/01/2027	2.885%	2,362,670	2,380,763
06/01/2027	3.000%	2,000,000	2,027,388
06/01/2027	3.110%	6,605,310	6,759,962
07/01/2027	3.210%	966,697	999,045
08/01/2027	3.390%	7,596,135	7,922,568
02/01/2030	2.920%	2,971,562	2,969,752
02/01/2030	3.550%	1,000,000	1,043,774
06/01/2030	3.130%	4,812,000	4,837,932
07/01/2030	3.210%	4,205,000	4,271,473
07/01/2030	3.300%	4,022,000	4,120,042
07/01/2030	3.340%	2,500,000	2,572,056
09/01/2030	3.390%	5,804,982	6,003,111
09/01/2030	3.410%	7,500,000	7,674,967
06/01/2037	5.832%	1,133,755	1,272,158
Series 2010-M3 Class A3
03/25/2020	4.332%	3,189,817	3,341,720
Series 2011-M1 Class A3
06/25/2021	3.763%	1,440,324	1,504,294
Series 2012-M8 Class ASQ3
12/25/2019	1.801%	800,000	800,119
Series 2013-M7 Class A2
12/27/2022	2.280%	1,878,000	1,871,575
Series 2015-M10 Class A2
04/25/2027	3.092%	11,666,000	11,818,829
Series 2017-M5 Class A2
04/25/2029	3.303%	1,929,000	1,959,296
Federal National Mortgage Association(d)
CMO Series 2013-M13 Class A2
04/25/2023	2.638%	4,015,882	4,060,729
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2014-M12 Class ASV2
10/25/2021	2.614%	1,500,000	1,525,162
CMO Series 2014-M3 Class A2
01/25/2024	3.501%	2,000,000	2,109,541
CMO Series 2015-M11 Class A2
04/25/2025	2.928%	2,000,000	2,018,668
Series 2017-M7 Class A2
02/25/2027	2.961%	1,049,000	1,055,272
Federal National Mortgage Association(b)
Series 2012-M11 Class FA
1-month USD LIBOR + 0.500% 08/25/2019	1.786%	160,067	159,994
FREMF Mortgage Trust(a),(d)
Subordinated, Series 2015-K44 Class B
01/25/2048	3.810%	3,410,000	3,435,368
Subordinated, Series 2016-K59 Class B
11/25/2049	3.695%	2,383,000	2,349,579
Subordinated, Series 2016-K722 Class B
07/25/2049	3.966%	1,400,000	1,424,466
Government National Mortgage Association(b)
CMO Series 2013-H08 Class FA
1-month USD LIBOR + 0.350% 03/20/2063	1.426%	3,033,424	3,020,186
CMO Series 2015-H15 Class FJ
1-month USD LIBOR + 0.440% 06/20/2065	1.516%	3,483,617	3,467,804
CMO Series 2015-H16 Class FG
1-month USD LIBOR + 0.440% 07/20/2065	1.516%	3,862,558	3,845,682
CMO Series 2015-H16 Class FL
1-month USD LIBOR + 0.440% 07/20/2065	1.516%	1,852,200	1,843,512
CMO Series 2015-H18 Class FA
1-month USD LIBOR + 0.450% 06/20/2065	1.526%	1,352,781	1,348,251
Government National Mortgage Association(d)
CMO Series 2014-168 Class VB
06/16/2047	3.437%	3,580,533	3,694,148
Total Commercial Mortgage-Backed Securities - Agency (Cost $243,803,059)			248,497,616

Commercial Mortgage-Backed Securities - Non-Agency 3.6%

American Homes 4 Rent(a)
Series 2015-SFR1 Class A
04/17/2052	3.467%	1,194,760	1,236,573
Series 2015-SFR1 Class E
04/17/2052	5.639%	1,150,000	1,252,461

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2017	99

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2017 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Homes 4 Rent Trust(a)
Series 2014-SFR2 Class A
10/17/2036	3.786%	2,475,941	2,608,826
Series 2014-SFR2 Class E
10/17/2036	6.231%	500,000	560,719
Series 2014-SFR3 Class A
12/17/2036	3.678%	1,097,658	1,149,841
Series 2014-SFR3 Class E
12/17/2036	6.418%	1,000,000	1,134,862
Subordinated, Series 2014-SFR3 Class C
12/17/2036	4.596%	200,000	213,883
Subordinated, Series 2015-SFR2 Class D
10/17/2045	5.036%	2,000,000	2,178,970
Subordinated, Series 2015-SFR2 Class E
10/17/2045	6.070%	1,820,000	2,039,662
B2R Mortgage Trust(a)
Series 2015-1 Class A1
05/15/2048	2.524%	826,131	816,617
Series 2015-2 Class A
11/15/2048	3.336%	2,805,604	2,831,918
BB-UBS Trust(a)
Series 2012-SHOW Class A
11/05/2036	3.430%	3,700,000	3,792,759
Series 2012-TFT Class A
06/05/2030	2.892%	386,000	382,424
Bear Stearns Commercial Mortgage Securities Trust(a),(d),(f)
CMO Series 2007-T26 Class X1
01/12/2045	0.080%	15,628,182	12,146
Camden Property Trust(a),(c)
Series 2016-SFR1 Class A
12/05/2026	5.000%	4,989,526	4,978,611
CFCRE Commercial Mortgage Trust
Series 2016-C4 Class A4
05/10/2058	3.283%	1,030,000	1,037,562
Series 2017-C8 Class A1
06/15/2050	1.965%	702,098	699,331
Series 2017-C8 Class A4
06/15/2050	3.572%	2,779,000	2,862,649
Series 2017-C8 Class ASB
06/15/2050	3.367%	1,040,000	1,064,699
Citigroup Commercial Mortgage Trust
Series 2013-GC11 Class AAB
04/10/2046	2.690%	558,000	564,677
Series 2015-GC29 Class A4
04/10/2048	3.192%	2,235,000	2,264,197
Citigroup Commercial Mortgage Trust(a)
Series 2013-SMP Class A
01/12/2030	2.110%	844,350	844,092
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup/Deutsche Bank Commercial Mortgage Trust(a),(d),(f)
CMO Series 2006-CD2 Class X
01/15/2046	0.023%	8,238,431	46
CMO Series 2007-CD4 Class XC
12/11/2049	0.742%	2,156,177	177
COBALT CMBS Commercial Mortgage Trust(d),(f)
CMO Series 2006-C1 Class
08/15/2048	1.060%	902,370	2,250
Colony American Finance Ltd.(a)
Series 2016-2 Class A
11/15/2048	2.554%	1,331,564	1,322,583
Commercial Mortgage Trust(d),(f)
CMO Series 2012-CR2 Class XA
08/15/2045	1.838%	2,206,372	144,842
Commercial Mortgage Trust
Series 2012-LC4 Class A4
12/10/2044	3.288%	5,000,000	5,157,934
Series 2013-CR12 Class A3
10/10/2046	3.765%	218,000	230,056
Series 2013-CR12 Class A4
10/10/2046	4.046%	208,000	222,717
Series 2013-CR9 Class ASB
07/10/2045	3.834%	3,784,000	3,976,971
Series 2014-CR19 Class ASB
08/10/2047	3.499%	1,100,000	1,147,985
Series 2014-UBS2 Class A5
03/10/2047	3.961%	2,809,000	2,976,826
Series 2014-UBS4 Class A5
08/10/2047	3.694%	475,000	496,034
Series 2014-UBS6 Class A5
12/10/2047	3.644%	1,183,000	1,231,687
Series 2015-CR25 Class A4
08/10/2048	3.759%	2,187,000	2,299,180
Series 2017-COR2 Class A3
09/10/2050	3.510%	1,004,000	1,030,247
Commercial Mortgage Trust(a)
Series 2013-300P Class A1
08/10/2030	4.353%	2,000,000	2,161,407
Commercial Mortgage Trust(a),(d)
Series 2013-SFS Class A2
04/12/2035	3.086%	624,000	629,958
Commercial Mortgage Trust(a),(b)
Series 2014-TWC Class A
1-month USD LIBOR + 0.850% 02/13/2032	2.074%	1,875,000	1,875,877
CSAIL Commercial Mortgage Trust
Series 2015-C4 Class A4
11/15/2048	3.808%	2,156,000	2,258,764

100	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2017 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DBJPM Mortgage Trust
Series 2017-C6 Class ASB
06/10/2050	3.121%	347,000	353,560
Federal National Mortgage Association
Series 2017-T1 Class A
06/25/2027	2.898%	2,779,405	2,765,164
Greenwich Capital Commercial Funding Corp.(d)
Series 2006-GG7 Class AM
07/10/2038	5.959%	124,513	125,545
GS Mortgage Securities Corp. II(a)
Series 2012-ALOH Class A
04/10/2034	3.551%	2,000,000	2,085,885
Series 2013-KING Class A
12/10/2027	2.706%	894,967	904,736
GS Mortgage Securities Corp. Trust(a),(d),(f)
CMO Series 2006-GG8 Class X
11/10/2039	1.084%	2,344,232	112
GS Mortgage Securities Corp. Trust(a)
Series 2013-NYC5 Class A
01/10/2030	2.318%	1,222,000	1,221,951
GS Mortgage Securities Trust
Series 2013-GC14 Class AAB
08/10/2046	3.817%	2,000,000	2,101,358
Series 2015-GC32 Class AAB
07/10/2048	3.513%	7,000,000	7,321,283
Series 2017-GS7 Class A4
08/10/2050	3.430%	1,534,000	1,563,946
JPMBB Commercial Mortgage Securities Trust
Series 2013-C15 Class A2
11/15/2045	2.977%	798,534	805,909
Series 2014-C21 Class A5
08/15/2047	3.775%	1,623,000	1,708,889
Series 2014-C23 Class A4
09/15/2047	3.670%	708,000	739,329
Series 2015-C28 Class A3
10/15/2048	2.912%	3,279,000	3,258,364
Series 2015-C30 Class ASB
07/15/2048	3.559%	845,000	883,404
Series 2016-C1 Class ASB
03/15/2049	3.316%	1,476,000	1,522,667
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP6 Class ASB
07/15/2050	3.283%	2,855,000	2,934,291
JPMorgan Chase Commercial Mortgage Securities Trust(d),(f)
CMO Series 2006-CB15 Class X1
06/12/2043	0.449%	11,574,785	37,303
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase Commercial Mortgage Securities Trust(a),(d),(f)
CMO Series 2010-C2 Class XA
11/15/2043	1.812%	5,117,469	203,061
JPMorgan Chase Commercial Mortgage Securities Trust
Series 20 13-C13 Class A2
01/15/2046	2.665%	1,843,283	1,856,084
Series 2012-CBX Class A4
06/15/2045	3.483%	953,000	988,655
Series 2015-JP1 Class ASB
01/15/2049	3.733%	755,000	796,308
JPMorgan Chase Commercial Mortgage Securities Trust(b)
Series 2006-LDP9 Class A3SF
1-month USD LIBOR + 0.155% 05/15/2047	1.381%	281,401	280,654
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2011-C4 Class A3
07/15/2046	4.106%	928,371	939,231
KGS-Alpha SBA COOF Trust(a),(c),(d),(f)
CMO Series 2012-2 Class A
08/25/2038	0.857%	4,678,725	110,389
CMO Series 2013-2 Class A
03/25/2039	1.689%	5,688,221	239,972
CMO Series 2014-2 Class A
04/25/2040	3.280%	1,565,777	136,516
Ladder Capital Commercial Mortgage Trust(a)
Series 2013-GCP Class A2
02/15/2036	3.985%	1,535,000	1,602,277
LB-UBS Commercial Mortgage Trust(a),(d),(f)
CMO Series 2006-C1 Class XCL
02/15/2041	0.251%	3,914,139	318
Merrill Lynch/Countrywide Commercial Mortgage Trust(a),(d),(f)
CMO Series 2006-4 Class XC
12/12/2049	0.707%	669,313	18
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25 Class ASB
10/15/2048	3.383%	2,997,000	3,116,724
Morgan Stanley Capital I Trust(a),(d),(f)
CMO Series 2006-IQ12 Class X1
12/15/2043	0.656%	5,068,293	135
CMO Series 2006-T21 Class X
10/12/2052	0.076%	12,764,684	20,531
CMO Series 2007-HQ11 Class X
02/12/2044	0.443%	11,815,038	18,234
Morgan Stanley Re-Remic Trust(a),(c)
Series 2012-IO Class AXA
03/27/2051	1.000%	268,115	268,043

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2017	101

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2017 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PFP, Ltd.(a),(b)
Series 2015-2 Class A
1-month USD LIBOR + 1.450% 07/14/2034	2.676%	716,094	715,701
Series 2015-2 Class C
1-month USD LIBOR + 3.250% 07/14/2034	4.476%	938,000	939,465
Series 2015-2 Class D
1-month USD LIBOR + 4.000% 07/14/2034	5.226%	851,000	852,913
RAIT Financial Trust(a),(b)
Subordinated, Series 2015-FL5
1-month USD LIBOR + 3.900% 01/15/2031	5.126%	1,485,000	1,480,007
RBS Commercial Funding, Inc., Trust(a)
Series 2013-SMV Class A
03/11/2031	3.260%	797,000	806,128
Resource Capital Corp., Ltd.(a),(b)
Series 2015-CRE4 Class A
1-month USD LIBOR + 1.400% 08/15/2032	2.634%	209,308	208,958
Resource Capital Corp., Ltd.(a),(b),(c)
Subordinated, Series 2015-CRE4 Class B
1-month USD LIBOR + 3.000% 08/15/2032	4.234%	1,151,000	1,139,490
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6 Class A4
04/10/2046	3.244%	857,000	879,646
VNDO Mortgage Trust(a)
Series 2012-6AVE Class A
11/15/2030	2.996%	1,165,409	1,189,046
Series 2013-PENN Class A
12/13/2029	3.808%	3,000,000	3,129,146
Wachovia Bank Commercial Mortgage Trust(a),(d),(f)
CMO Series 2004-C12 Class
07/15/2041	0.272%	15,502,627	51,469
CMO Series 2006-C24 Class XC
03/15/2045	0.115%	6,016,934	35
Wells Fargo Commercial Mortgage Trust(a),(d)
Series 2013-120B Class A
03/18/2028	2.800%	2,000,000	2,016,575
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16
08/15/2050	2.819%	3,000,000	3,036,096
WF-RBS Commercial Mortgage Trust(a)
Series 2011-C3 Class A4
03/15/2044	4.375%	1,200,000	1,272,204
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WF-RBS Commercial Mortgage Trust
Series 2012-C6 Class A4
04/15/2045	3.440%	960,000	997,585
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $120,887,152)			121,318,330

Corporate Bonds & Notes 24.4%

Aerospace & Defense 0.4%
Airbus Finance BV(a)
04/17/2023	2.700%	589,000	595,298
Airbus Group SE(a)
04/10/2027	3.150%	409,000	415,602
04/10/2047	3.950%	150,000	155,852
BAE Systems Holdings, Inc.(a)
06/01/2019	6.375%	555,000	593,510
10/07/2024	3.800%	725,000	755,562
General Dynamics Corp.
11/15/2027	2.625%	1,265,000	1,223,886
Harris Corp.
04/27/2035	4.854%	770,000	849,144
L3 Technologies, Inc.
12/15/2026	3.850%	211,000	218,671
Lockheed Martin Corp.
05/15/2036	4.500%	1,100,000	1,202,508
Lockheed Martin Corp.(a)
09/15/2052	4.090%	897,000	896,734
Northrop Grumman Corp.
08/01/2023	3.250%	1,745,000	1,796,776
02/01/2027	3.200%	1,950,000	1,958,445
04/15/2045	3.850%	565,000	549,810
Northrop Grumman Systems Corp.
02/15/2031	7.750%	400,000	564,058
Rockwell Collins, Inc.
03/15/2024	3.200%	175,000	178,246
04/15/2047	4.350%	66,000	68,636
Total			12,022,738
Agencies 0.1%
Israel Government AID Bond(g)
11/01/2024	0.000%	5,000,000	4,117,490
Airlines 0.2%
Air Canada Pass-Through Trust(a)
05/15/2025	4.125%	830,571	875,283
American Airlines Pass Through Trust
Series 2017-1 Class AA
02/15/2029	3.650%	686,000	704,556

102	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Airlines Pass-Through Trust
01/15/2023	4.950%	611,304	655,100
Series 2016-2 Class A
06/15/2028	3.650%	214,280	217,316
Series 2016-3 Class AA
10/15/2028	3.000%	2,151,000	2,108,606
Series 2017-2 Class AA
10/15/2029	3.350%	102,000	101,902
American Airlines Pass-Through Trust(h)
Series 2017-2 Class B
10/15/2025	3.700%	226,000	226,687
Continental Airlines Pass-Through Trust
04/19/2022	5.983%	626,147	686,279
10/29/2024	4.000%	148,839	155,261
United Airlines, Inc. Pass-Through Trust
08/15/2025	4.300%	258,254	272,878
Series 2016-1 Class A
07/07/2028	3.450%	557,000	564,207
Total			6,568,075
Apartment REIT 0.1%
AvalonBay Communities, Inc.
11/15/2024	3.500%	215,000	221,337
11/15/2025	3.500%	300,000	307,049
10/15/2046	3.900%	85,000	82,811
ERP Operating LP
04/15/2023	3.000%	200,000	203,434
Mid-America Apartments LP
06/15/2024	3.750%	1,430,000	1,469,552
11/15/2025	4.000%	740,000	768,828
06/01/2027	3.600%	915,000	920,576
UDR, Inc.
09/01/2026	2.950%	363,000	348,562
Total			4,322,149
Automotive 0.7%
BMW US Capital LLC(a)
09/15/2023	2.250%	720,000	703,794
Ford Motor Co.
07/16/2031	7.450%	1,300,000	1,682,790
12/08/2046	5.291%	1,325,000	1,385,199
Ford Motor Credit Co. LLC
01/09/2022	3.219%	271,000	274,767
03/28/2022	3.339%	2,715,000	2,760,794
08/03/2022	2.979%	2,775,000	2,772,516
01/09/2024	3.810%	978,000	997,474
08/04/2025	4.134%	940,000	966,464
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
General Motors Co.
10/01/2027	4.200%	553,000	561,151
04/01/2036	6.600%	124,000	147,278
04/01/2038	5.150%	1,410,000	1,447,780
04/01/2048	5.400%	605,000	629,709
General Motors Financial Co., Inc.
01/14/2022	3.450%	1,551,000	1,583,991
04/13/2024	3.950%	600,000	614,762
07/13/2025	4.300%	1,525,000	1,574,230
10/06/2026	4.000%	1,890,000	1,903,884
01/17/2027	4.350%	2,831,000	2,910,121
Hyundai Capital America(a)
09/20/2022	3.250%	1,098,000	1,097,482
Lear Corp.
09/15/2027	3.800%	187,000	186,208
Total			24,200,394
Banking 5.9%
ABN AMRO Bank NV(a)
10/30/2018	2.500%	720,000	725,517
01/18/2019	2.100%	1,195,000	1,198,543
Subordinated
07/28/2025	4.750%	431,000	458,455
American Express Co.
Subordinated
12/05/2024	3.625%	170,000	175,527
American Express Credit Corp.
07/31/2018	1.800%	651,000	651,599
05/05/2021	2.250%	331,000	330,619
03/03/2022	2.700%	210,000	212,859
ANZ New Zealand International Ltd.(a)
09/23/2019	2.600%	400,000	404,534
08/06/2020	2.850%	478,000	485,911
Australia & New Zealand Banking Group Ltd.(a)
Subordinated
05/19/2026	4.400%	226,000	234,938
Banco Santander SA
04/11/2022	3.500%	1,000,000	1,024,729
04/11/2027	4.250%	805,000	835,167
Bank of America Corp.
04/25/2018	6.875%	500,000	514,332
06/01/2019	7.625%	50,000	54,512
10/19/2020	2.625%	225,000	227,378
05/13/2021	5.000%	575,000	625,196
10/21/2022	2.503%	3,296,000	3,262,315
01/11/2023	3.300%	5,471,000	5,606,260
07/24/2023	4.100%	250,000	265,851
04/01/2024	4.000%	4,000,000	4,228,784

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2017	103

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated
08/26/2024	4.200%	250,000	262,668
01/22/2025	4.000%	459,000	474,861
03/03/2026	4.450%	895,000	947,545
Bank of America Corp.(i)
01/20/2028	3.824%	2,469,000	2,536,135
04/24/2028	3.705%	1,800,000	1,830,085
04/24/2038	4.244%	1,256,000	1,324,291
Bank of America NA
Subordinated
10/15/2036	6.000%	700,000	892,410
Bank of Montreal
01/25/2019	2.375%	1,633,000	1,644,291
Bank of New York Mellon Corp. (The)(i)
05/16/2023	2.661%	200,000	200,664
Bank of New York Mellon Corp. (The)
08/16/2023	2.200%	1,100,000	1,076,350
11/18/2025	3.950%	575,000	612,518
05/16/2027	3.250%	1,839,000	1,862,433
Bank of Nova Scotia (The)
10/21/2020	2.350%	1,243,000	1,251,694
09/19/2022	2.450%	400,000	397,918
Barclays PLC
03/16/2025	3.650%	1,491,000	1,494,106
01/12/2026	4.375%	639,000	667,341
BB&T Corp.
04/30/2019	6.850%	400,000	429,408
Subordinated
11/01/2019	5.250%	800,000	851,843
BNZ International Funding Ltd.(a)
09/14/2021	2.100%	450,000	441,617
02/21/2022	2.900%	800,000	806,529
11/03/2022	2.650%	600,000	597,231
BPCE SA
12/02/2026	3.375%	700,000	712,771
BPCE SA(a)
Subordinated
07/11/2024	4.625%	500,000	522,765
Capital One Financial Corp.
05/12/2020	2.500%	350,000	351,853
04/24/2024	3.750%	379,000	391,307
03/09/2027	3.750%	555,000	561,605
Subordinated
10/29/2025	4.200%	1,625,000	1,668,922
Capital One NA
08/08/2022	2.650%	2,500,000	2,487,075
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup, Inc.
07/30/2018	2.150%	822,000	823,915
08/02/2021	2.350%	269,000	267,389
04/25/2022	2.750%	900,000	904,875
12/01/2025	7.000%	765,000	911,946
10/21/2026	3.200%	1,616,000	1,590,929
01/15/2028	6.625%	215,000	263,658
Subordinated
03/26/2025	3.875%	300,000	307,036
06/10/2025	4.400%	742,000	782,426
09/13/2025	5.500%	998,000	1,122,005
09/29/2027	4.450%	2,880,000	3,039,425
Citigroup, Inc.(i)
07/24/2028	3.668%	600,000	605,920
Citizens Financial Group, Inc.
Subordinated
12/03/2025	4.300%	386,000	404,476
Comerica, Inc.
Subordinated
07/22/2026	3.800%	656,000	665,733
Commonwealth Bank of Australia(a)
09/06/2021	2.000%	500,000	491,698
Subordinated
12/09/2025	4.500%	703,000	735,341
Cooperatieve Rabobank UA
01/11/2021	4.500%	620,000	664,145
Subordinated
08/04/2025	4.375%	358,000	377,454
Cooperatieve Rabobank UA(a)
09/30/2110	5.800%	500,000	639,930
Credit Agricole SA(a)
Subordinated
03/17/2025	4.375%	340,000	353,704
Credit Suisse AG
10/29/2021	3.000%	835,000	851,794
Credit Suisse Group AG(a)
01/09/2023	3.574%	250,000	255,701
Credit Suisse Group AG(a),(i)
12/14/2023	2.997%	2,000,000	1,994,280
Credit Suisse Group Funding Guernsey Ltd.
09/15/2022	3.800%	2,195,000	2,278,142
06/09/2023	3.800%	1,240,000	1,282,964
03/26/2025	3.750%	500,000	509,402
04/17/2026	4.550%	1,475,000	1,580,542
Danske Bank A/S(a)
03/02/2022	2.700%	542,000	545,802
Deutsche Bank AG
10/14/2021	4.250%	1,850,000	1,937,895
01/13/2026	4.100%	600,000	617,123

104	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Discover Bank
08/08/2023	4.200%	421,000	446,684
03/13/2026	4.250%	633,000	656,732
DNB Bank ASA(a),(h)
10/02/2020	2.125%	2,930,000	2,929,927
Goldman Sachs Group, Inc. (The)
06/15/2020	6.000%	1,281,000	1,406,356
09/15/2020	2.750%	1,384,000	1,401,808
01/23/2025	3.500%	578,000	586,872
05/22/2025	3.750%	4,028,000	4,143,954
11/16/2026	3.500%	1,341,000	1,343,757
01/26/2027	3.850%	2,122,000	2,164,841
Subordinated
10/21/2025	4.250%	531,000	553,819
10/01/2037	6.750%	1,931,000	2,546,819
Goldman Sachs Group, Inc. (The)(i)
07/24/2023	2.905%	652,000	652,488
09/29/2025	3.272%	2,097,000	2,098,845
06/05/2028	3.691%	1,744,000	1,760,629
HSBC Holdings PLC
01/05/2022	2.650%	3,392,000	3,400,840
03/30/2022	4.000%	586,000	619,043
05/25/2023	3.600%	1,357,000	1,411,797
Subordinated
03/14/2024	4.250%	2,500,000	2,613,402
11/23/2026	4.375%	1,597,000	1,667,795
HSBC Holdings PLC(i)
03/13/2023	3.262%	2,855,000	2,915,141
03/13/2028	4.041%	1,684,000	1,763,140
Huntington Bancshares, Inc.
03/14/2021	3.150%	141,000	144,472
01/14/2022	2.300%	1,152,000	1,138,280
ING Groep NV
03/29/2022	3.150%	1,295,000	1,320,267
03/29/2027	3.950%	1,140,000	1,190,381
Intesa Sanpaolo SpA(a)
07/14/2022	3.125%	1,940,000	1,946,924
07/14/2027	3.875%	2,010,000	2,017,600
JPMorgan Chase & Co.
08/15/2021	2.295%	2,610,000	2,606,409
01/15/2023	2.972%	2,995,000	3,033,854
10/01/2026	2.950%	3,180,000	3,113,096
JPMorgan Chase & Co.(i)
07/24/2038	3.882%	2,100,000	2,111,336
02/22/2048	4.260%	1,615,000	1,696,372
KeyBank NA
05/22/2022	3.180%	1,373,000	1,398,867
Lloyds Banking Group PLC
01/11/2027	3.750%	1,337,000	1,361,285
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated
12/10/2025	4.582%	500,000	524,388
Macquarie Bank Ltd.(a)
07/29/2025	4.000%	960,000	1,005,161
01/15/2026	3.900%	370,000	383,755
Macquarie Group Ltd.(a)
01/14/2021	6.250%	926,000	1,026,933
Mitsubishi UFJ Financial Group, Inc.
03/01/2021	2.950%	664,000	675,026
02/22/2022	2.998%	177,000	179,548
09/13/2023	2.527%	384,000	376,636
Mizuho Financial Group, Inc.
02/28/2022	2.953%	435,000	438,714
Morgan Stanley
09/23/2019	5.625%	130,000	138,786
01/26/2020	5.500%	600,000	644,339
07/24/2020	5.500%	324,000	352,151
01/25/2021	5.750%	372,000	410,961
07/28/2021	5.500%	3,235,000	3,586,263
11/17/2021	2.625%	2,690,000	2,698,170
05/19/2022	2.750%	4,350,000	4,371,854
07/23/2025	4.000%	2,053,000	2,161,881
01/20/2027	3.625%	2,913,000	2,949,535
01/22/2047	4.375%	290,000	308,430
Subordinated
11/24/2025	5.000%	1,113,000	1,217,216
09/08/2026	4.350%	105,000	109,902
Morgan Stanley(i)
07/22/2028	3.591%	889,000	892,962
07/22/2038	3.971%	1,105,000	1,111,203
Nationwide Building Society(a)
Subordinated
09/14/2026	4.000%	879,000	876,421
Nordea Bank AB(a)
Subordinated
09/21/2022	4.250%	910,000	961,952
Northern Trust Corp.(i)
Junior Subordinated
05/08/2032	3.375%	231,000	231,420
PNC Bank NA
Subordinated
01/30/2023	2.950%	570,000	576,891
Regions Financial Corp.
02/08/2021	3.200%	643,000	657,223
Santander UK Group Holdings PLC
01/08/2021	3.125%	269,000	273,880
Santander UK Group Holdings PLC(a)
Subordinated
09/15/2025	4.750%	1,500,000	1,568,346

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2017	105

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Societe Generale SA(a)
Subordinated
04/14/2025	4.250%	900,000	922,275
SouthTrust Bank
Subordinated
05/15/2025	7.690%	500,000	626,179
State Street Corp.(i)
05/15/2023	2.653%	250,000	250,833
State Street Corp.
05/15/2023	3.100%	630,000	643,422
Sumitomo Mitsui Financial Group, Inc.
01/11/2022	2.846%	1,200,000	1,210,999
07/14/2026	2.632%	590,000	560,617
10/19/2026	3.010%	297,000	290,504
SunTrust Banks, Inc.
01/27/2022	2.700%	355,000	358,221
Synchrony Financial
08/04/2026	3.700%	523,000	514,365
Toronto-Dominion Bank (The)(i)
Subordinated
09/15/2031	3.625%	583,000	579,006
U.S. Bancorp
01/24/2022	2.625%	309,000	313,309
07/22/2026	2.375%	1,200,000	1,140,696
04/27/2027	3.150%	696,000	699,861
UBS Group Funding AG(a),(i)
08/15/2023	2.859%	200,000	199,722
UBS Group Funding Jersey Ltd.(a)
02/01/2022	2.650%	2,740,000	2,729,415
04/15/2026	4.125%	401,000	421,332
UBS Group Funding Switzerland AG(a)
05/23/2023	3.491%	2,750,000	2,815,387
09/24/2025	4.125%	200,000	210,370
Wachovia Corp.
02/01/2018	5.750%	1,400,000	1,419,218
Wells Fargo & Co.
03/04/2021	2.500%	460,000	463,238
04/01/2021	4.600%	200,000	215,032
01/24/2023	3.069%	596,000	606,009
09/09/2024	3.300%	750,000	762,827
09/29/2025	3.550%	2,000,000	2,048,894
12/07/2046	4.750%	574,000	629,308
Subordinated
06/03/2026	4.100%	777,000	806,152
07/22/2027	4.300%	395,000	417,793
11/17/2045	4.900%	719,000	800,490
Wells Fargo Bank
Subordinated
11/15/2017	6.000%	5,300,000	5,329,574
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Westpac Banking Corp.
06/28/2022	2.500%	500,000	499,179
Westpac Banking Corp.(i)
11/23/2031	4.322%	600,000	616,348
Total			195,601,266
Brokerage/Asset Managers/Exchanges 0.1%
Blackstone Holdings Finance Co. LLC(a)
03/15/2021	5.875%	850,000	944,329
Brookfield Finance, Inc.
09/20/2047	4.700%	173,000	174,058
Carlyle Holdings(b),(c),(e)
3-month USD LIBOR + 2.000% 07/15/2019	3.302%	178,168	176,387
Daiwa Securities Group, Inc.(a)
04/19/2022	3.129%	305,000	308,284
E*TRADE Financial Corp.
08/24/2027	3.800%	142,000	143,598
Invesco Finance PLC
01/15/2026	3.750%	567,000	588,657
Jefferies Group LLC
01/15/2027	4.850%	203,000	214,521
Lazard Group LLC
02/13/2025	3.750%	1,840,000	1,870,481
Nomura Holdings, Inc.
03/04/2020	6.700%	190,000	208,917
Total			4,629,232
Building Materials 0.0%
CRH America Finance, Inc.(a)
05/09/2027	3.400%	311,000	312,834
Martin Marietta Materials, Inc.
06/01/2027	3.450%	395,000	393,030
Vulcan Materials Co.
06/15/2047	4.500%	635,000	639,467
Total			1,345,331
Cable and Satellite 0.5%
Charter Communications Operating LLC/Capital
07/23/2022	4.464%	565,000	597,527
07/23/2025	4.908%	2,190,000	2,343,245
Charter Communications Operating LLC/Capital(a)
02/15/2028	3.750%	750,000	733,847
05/01/2047	5.375%	1,348,000	1,399,045

106	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Comcast Corp.
01/15/2027	2.350%	805,000	753,463
02/15/2028	3.150%	2,472,000	2,459,961
11/15/2035	6.500%	1,378,000	1,829,175
03/15/2037	6.450%	1,940,000	2,573,992
08/15/2047	4.000%	330,000	335,432
Cox Communications, Inc.(a)
08/15/2047	4.600%	274,000	272,556
NBCUniversal Media LLC
01/15/2043	4.450%	215,000	227,221
Sky PLC(a)
09/16/2024	3.750%	363,000	372,681
TCI Communications, Inc.
02/15/2028	7.125%	415,000	545,485
Time Warner Cable LLC
05/01/2037	6.550%	1,010,000	1,185,973
Time Warner Entertainment Co. LP
07/15/2033	8.375%	1,295,000	1,756,592
Total			17,386,195
Chemicals 0.4%
Agrium, Inc.
03/15/2035	4.125%	1,900,000	1,914,252
Air Liquide Finance SA(a)
09/27/2023	2.250%	515,000	502,683
CF Industries, Inc.(a)
12/01/2021	3.400%	1,165,000	1,187,592
12/01/2026	4.500%	1,576,000	1,649,793
Chevron Phillips Chemical Co. LLC/LP(a)
12/01/2026	3.400%	475,000	481,657
Ecolab, Inc.
12/08/2041	5.500%	970,000	1,192,042
Monsanto Co.
07/15/2064	4.700%	300,000	300,982
Mosaic Co. (The)
11/15/2033	5.450%	1,036,000	1,073,824
Potash Corp. of Saskatchewan, Inc.
05/15/2019	6.500%	450,000	479,348
Sherwin-Williams Co. (The)
06/01/2022	2.750%	1,428,000	1,437,463
06/01/2024	3.125%	165,000	166,172
06/01/2027	3.450%	690,000	695,638
Union Carbide Corp.
06/01/2025	7.500%	515,000	630,764
10/01/2096	7.750%	920,000	1,228,976
Total			12,941,186
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Construction Machinery 0.1%
John Deere Capital Corp.
09/08/2022	2.150%	1,097,000	1,086,682
09/08/2027	2.800%	2,071,000	2,036,048
Total			3,122,730
Consumer Cyclical Services 0.3%
Amazon.com, Inc.(a)
08/21/2020	1.900%	1,997,000	2,002,084
02/22/2023	2.400%	2,121,000	2,117,244
08/22/2024	2.800%	331,000	332,380
08/22/2027	3.150%	2,209,000	2,224,249
08/22/2037	3.875%	865,000	880,442
08/22/2047	4.050%	820,000	835,194
08/22/2057	4.250%	1,131,000	1,160,269
Amazon.com, Inc.
12/05/2034	4.800%	500,000	567,035
eBay, Inc.
08/01/2024	3.450%	676,000	686,253
Priceline Group, Inc. (The)
03/15/2023	2.750%	321,000	320,741
Total			11,125,891
Consumer Products 0.1%
Church & Dwight Co., Inc.
08/01/2022	2.450%	445,000	443,357
08/01/2027	3.150%	719,000	711,574
08/01/2047	3.950%	445,000	441,688
Procter & Gamble Co. (The)
08/11/2027	2.850%	540,000	537,538
Total			2,134,157
Diversified Manufacturing 0.2%
Eaton Corp.
04/01/2024	7.625%	500,000	621,081
General Electric Co.
01/14/2038	5.875%	515,000	673,554
Johnson Controls International PLC
12/01/2041	5.250%	865,000	980,796
Roper Technologies, Inc.
12/15/2026	3.800%	281,000	290,170
Siemens Financieringsmaatschappij NV(a)
09/15/2046	3.300%	600,000	552,335
Valmont Industries, Inc.
10/01/2054	5.250%	420,000	410,219
Wabtec Corp.
11/15/2026	3.450%	1,286,000	1,264,726
WW Grainger, Inc.
06/15/2045	4.600%	200,000	214,840

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2017	107

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Xylem, Inc.
11/01/2046	4.375%	256,000	267,096
Total			5,274,817
Electric 1.7%
Alabama Power Co.
03/30/2022	2.450%	1,385,000	1,386,499
02/15/2033	5.700%	467,000	557,082
05/15/2038	6.125%	70,000	89,194
American Electric Power Co., Inc.
12/15/2017	1.650%	357,000	357,005
12/15/2022	2.950%	375,000	381,549
Appalachian Power Co.
06/01/2027	3.300%	905,000	915,671
Arizona Public Service Co.
04/01/2042	4.500%	93,000	101,852
Baltimore Gas & Electric Co.
08/15/2046	3.500%	376,000	358,763
08/15/2047	3.750%	1,100,000	1,094,609
Berkshire Hathaway Energy Co.
11/15/2023	3.750%	976,000	1,028,119
02/01/2025	3.500%	529,000	545,236
China Southern Power Grid International Finance BVI Co., Ltd.(a)
05/08/2027	3.500%	720,000	731,457
Cleveland Electric Illuminating Co. (The)
11/15/2018	8.875%	600,000	644,536
CMS Energy Corp.
08/15/2027	3.450%	300,000	302,100
Commonwealth Edison Co.
08/15/2027	2.950%	1,270,000	1,263,560
06/15/2046	3.650%	243,000	239,275
08/15/2047	3.750%	370,000	371,180
Consolidated Edison Co. of New York, Inc.
06/15/2047	3.875%	450,000	461,182
Consumers Energy Co.
08/31/2064	4.350%	547,000	572,052
Dominion Energy, Inc.
08/15/2019	1.600%	1,045,000	1,037,591
08/15/2021	2.000%	835,000	819,487
Dominion Resources, Inc.
08/01/2033	5.250%	1,315,000	1,502,823
DTE Electric Co.
06/15/2042	3.950%	364,000	369,693
Duke Energy Carolinas LLC
03/15/2023	2.500%	934,000	938,036
12/01/2028	6.000%	600,000	743,129
01/15/2038	6.000%	226,000	294,443
12/15/2041	4.250%	313,000	338,894
03/15/2046	3.875%	590,000	606,156
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Duke Energy Corp.
09/01/2021	1.800%	1,265,000	1,239,011
09/01/2026	2.650%	213,000	203,677
08/15/2027	3.150%	276,000	273,389
Duke Energy Florida LLC
10/01/2046	3.400%	540,000	509,542
Duke Energy Indiana LLC
05/15/2046	3.750%	550,000	550,212
Duke Energy Progress LLC
04/01/2035	5.700%	300,000	365,528
10/15/2046	3.700%	323,000	319,902
09/15/2047	3.600%	300,000	292,656
Duquesne Light Holdings, Inc.(a)
08/01/2027	3.616%	1,605,000	1,596,566
Edison International
03/15/2023	2.950%	500,000	506,204
Enel Finance International NV(a)
05/25/2022	2.875%	2,845,000	2,870,579
05/25/2027	3.625%	380,000	381,824
Entergy Arkansas, Inc.
04/01/2026	3.500%	307,000	316,425
Entergy Corp.
09/01/2026	2.950%	336,000	324,834
Entergy Louisiana LLC
06/01/2031	3.050%	472,000	455,406
Exelon Generation Co. LLC
06/15/2022	4.250%	749,000	801,118
10/01/2039	6.250%	300,000	329,988
FirstEnergy Corp.
07/15/2027	3.900%	163,000	166,032
Florida Power & Light Co.
09/01/2035	5.400%	600,000	724,361
Georgia Power Co.
03/15/2042	4.300%	275,000	287,183
Indiana Michigan Power Co.
03/15/2019	7.000%	420,000	449,483
03/15/2046	4.550%	590,000	657,898
IPALCO Enterprises, Inc.(a)
09/01/2024	3.700%	965,000	972,624
Jersey Central Power & Light Co.
06/01/2037	6.150%	150,000	176,965
Kansas City Power & Light Co.
10/01/2041	5.300%	750,000	866,404
MidAmerican Energy Co.
11/01/2035	5.750%	600,000	747,193
Nevada Power Co.
04/01/2036	6.650%	225,000	304,895
09/15/2040	5.375%	546,000	644,293

108	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Niagara Mohawk Power Corp.(a)
10/01/2034	4.278%	753,000	803,791
Northern States Power Co.
06/01/2036	6.250%	150,000	198,540
09/15/2047	3.600%	1,376,000	1,359,506
Oklahoma Gas & Electric Co.
04/01/2047	4.150%	1,125,000	1,187,680
Oncor Electric Delivery Co. LLC
09/01/2022	7.000%	155,000	185,194
Pacific Gas & Electric Co.
03/01/2034	6.050%	450,000	586,672
04/15/2042	4.450%	257,000	283,161
08/15/2042	3.750%	531,000	529,676
PacifiCorp
10/15/2037	6.250%	200,000	267,802
PECO Energy Co.
10/15/2025	3.150%	1,480,000	1,490,868
Pennsylvania Electric Co.(a)
03/15/2028	3.250%	143,000	140,086
Potomac Electric Power Co.
12/15/2038	7.900%	160,000	240,618
03/15/2043	4.150%	250,000	262,496
PPL Capital Funding, Inc.
06/15/2022	4.200%	313,000	334,537
09/15/2047	4.000%	380,000	376,457
PPL Electric Utilities Corp.
10/01/2045	4.150%	955,000	1,015,561
Progress Energy, Inc.
01/15/2021	4.400%	187,000	197,829
PSEG Power LLC
09/15/2021	4.150%	233,000	245,118
Public Service Co. of New Hampshire
11/01/2023	3.500%	303,000	316,900
Public Service Co. of Oklahoma
02/01/2021	4.400%	231,000	244,223
San Diego Gas & Electric Co.
06/01/2026	6.000%	525,000	636,029
05/15/2040	5.350%	21,000	25,271
Sierra Pacific Power Co.
05/01/2026	2.600%	1,275,000	1,230,648
South Carolina Electric & Gas Co.
05/15/2033	5.300%	350,000	400,115
12/15/2039	5.500%	150,000	173,881
Southern California Edison Co.
01/15/2036	5.550%	130,000	158,015
02/01/2038	5.950%	210,000	272,941
Southern Co. (The)
07/01/2046	4.400%	770,000	797,601
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Southern Power Co.
12/01/2025	4.150%	250,000	263,266
09/15/2041	5.150%	1,166,000	1,269,112
Southwestern Electric Power Co.
04/01/2045	3.900%	813,000	812,248
Southwestern Public Service Co.
08/15/2041	4.500%	338,000	372,668
08/15/2047	3.700%	830,000	823,039
Toledo Edison Co. (The)
05/15/2037	6.150%	600,000	745,561
Union Electric Co.
06/15/2027	2.950%	286,000	283,355
Virginia Electric & Power Co.
11/15/2026	2.950%	805,000	799,379
Virginia Electric and Power Co.
03/15/2023	2.750%	127,000	128,437
11/15/2038	8.875%	205,000	345,198
Wisconsin Electric Power Co.
06/01/2025	3.100%	192,000	194,267
Xcel Energy, Inc.
07/01/2036	6.500%	300,000	400,124
09/15/2041	4.800%	90,000	99,292
Total			55,882,527
Environmental 0.0%
Republic Services, Inc.
07/01/2026	2.900%	174,000	170,585
Finance Companies 0.3%
AerCap Ireland Capital DAC/Global Aviation Trust
05/26/2022	3.500%	935,000	957,330
07/21/2027	3.650%	660,000	656,534
Air Lease Corp.
04/01/2021	3.875%	450,000	469,668
07/01/2022	2.625%	2,250,000	2,234,810
09/15/2023	3.000%	645,000	643,898
04/01/2027	3.625%	1,420,000	1,416,883
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	2,221,000	2,420,148
International Lease Finance Corp.
01/15/2022	8.625%	1,000,000	1,223,119
Total			10,022,390
Food and Beverage 1.1%
Anheuser-Busch InBev Finance, Inc.
02/01/2021	2.650%	3,125,000	3,175,137
02/01/2023	3.300%	6,353,000	6,586,047
02/01/2026	3.650%	1,208,000	1,249,628
02/01/2036	4.700%	5,200,000	5,765,484
02/01/2046	4.900%	1,798,000	2,042,652

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2017	109

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Anheuser-Busch InBev Worldwide, Inc.
01/15/2039	8.200%	410,000	647,381
10/06/2048	4.439%	792,000	847,651
Brown-Forman Corp.
07/15/2045	4.500%	525,000	566,042
Bunge Ltd. Finance Corp.
11/24/2020	3.500%	276,000	283,923
08/15/2026	3.250%	284,000	274,059
09/25/2027	3.750%	382,000	381,232
Cargill, Inc.(a)
11/01/2036	7.250%	300,000	413,778
ConAgra Foods, Inc.
10/01/2026	7.125%	183,000	226,189
Constellation Brands, Inc.
05/01/2023	4.250%	150,000	161,161
Danone SA(a)
11/02/2023	2.589%	1,450,000	1,422,975
Diageo Investment Corp.
09/15/2022	8.000%	865,000	1,073,859
Dr. Pepper Snapple Group, Inc.(a)
06/15/2027	3.430%	135,000	135,686
Kraft Heinz Foods Co.
07/02/2020	2.800%	2,300,000	2,341,386
07/15/2025	3.950%	500,000	514,874
06/01/2026	3.000%	1,420,000	1,363,485
01/26/2039	6.875%	1,205,000	1,559,374
02/09/2040	6.500%	500,000	624,207
06/01/2046	4.375%	941,000	925,177
Kraft Heinz Foods Co.(i)
03/15/2032	6.750%	500,000	636,075
McCormick & Co., Inc.
08/15/2024	3.150%	209,000	211,072
08/15/2027	3.400%	198,000	198,989
Mead Johnson Nutrition Co.
06/01/2044	4.600%	350,000	385,867
Molson Coors Brewing Co.
07/15/2026	3.000%	525,000	511,368
PepsiCo, Inc.
10/06/2046	3.450%	800,000	758,784
Smithfield Foods, Inc.(a)
02/01/2027	4.250%	247,000	256,252
Sysco Corp.
10/01/2025	3.750%	388,000	403,543
Tyson Foods, Inc.
08/15/2034	4.875%	370,000	408,389
Total			36,351,726
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 0.5%
Abbott Laboratories
09/15/2025	3.875%	645,000	667,235
11/30/2026	3.750%	2,415,000	2,478,674
11/30/2046	4.900%	265,000	295,759
Becton Dickinson and Co.
06/05/2020	2.404%	1,925,000	1,930,290
06/06/2022	2.894%	1,615,000	1,620,478
06/06/2024	3.363%	1,615,000	1,629,774
12/15/2024	3.734%	160,000	164,196
06/06/2027	3.700%	1,290,000	1,304,725
12/15/2044	4.685%	1,085,000	1,141,431
Cardinal Health, Inc.
06/15/2027	3.410%	400,000	400,946
Express Scripts Holding Co.
07/15/2023	3.000%	178,000	178,331
02/25/2026	4.500%	577,000	617,698
07/15/2046	4.800%	218,000	230,641
Laboratory Corp. of America Holdings
09/01/2024	3.250%	945,000	949,209
09/01/2027	3.600%	944,000	949,745
Memorial Sloan-Kettering Cancer Center
07/01/2055	4.200%	60,000	63,074
Providence St Joseph Health Obligated Group
10/01/2026	2.746%	307,000	294,827
Thermo Fisher Scientific, Inc.
09/19/2026	2.950%	417,000	408,033
08/15/2027	3.200%	1,575,000	1,557,686
08/15/2047	4.100%	1,007,000	1,011,643
Total			17,894,395
Healthcare Insurance 0.1%
Aetna, Inc.
12/15/2037	6.750%	590,000	814,242
Magellan Health, Inc.
09/22/2024	4.400%	750,000	747,152
UnitedHealth Group, Inc.
03/15/2026	3.100%	642,000	649,010
07/15/2035	4.625%	658,000	751,437
03/15/2036	5.800%	185,000	234,843
11/15/2037	6.625%	285,000	395,851
Total			3,592,535
Healthcare REIT 0.1%
HCP, Inc.
03/01/2024	4.200%	81,000	84,764
08/15/2024	3.875%	694,000	712,935

110	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ventas Realty LP
05/01/2024	3.750%	690,000	709,729
01/15/2026	4.125%	258,000	267,289
04/01/2027	3.850%	246,000	250,106
Welltower, Inc.
06/01/2025	4.000%	1,252,000	1,303,991
Total			3,328,814
Independent Energy 0.6%
Alberta Energy Co., Ltd.
11/01/2031	7.375%	695,000	860,276
Anadarko Holding Co.
05/15/2028	7.150%	570,000	667,721
Anadarko Petroleum Corp.
03/15/2021	4.850%	656,000	697,201
03/15/2026	5.550%	1,587,000	1,769,021
07/15/2044	4.500%	575,000	549,126
Apache Corp.
04/15/2022	3.250%	64,000	64,940
01/15/2037	6.000%	200,000	232,871
04/15/2043	4.750%	268,000	269,340
01/15/2044	4.250%	530,000	499,522
Burlington Resources, Inc.
03/15/2025	8.200%	300,000	387,801
Canadian Natural Resources Ltd.
06/30/2033	6.450%	1,423,000	1,678,143
Cimarex Energy Co.
06/01/2024	4.375%	1,070,000	1,132,073
Concho Resources, Inc.
10/01/2027	3.750%	1,211,000	1,217,171
10/01/2047	4.875%	515,000	536,990
ConocoPhillips
03/30/2029	7.000%	475,000	601,057
Encana Corp.
08/15/2034	6.500%	150,000	174,789
EnCana Corp.
02/01/2038	6.500%	905,000	1,067,898
EOG Resources, Inc.
01/15/2036	5.100%	824,000	911,418
EQT Corp.(h)
10/01/2027	3.900%	302,000	301,805
Hess Corp.
03/15/2033	7.125%	190,000	220,597
01/15/2040	6.000%	800,000	831,770
04/01/2047	5.800%	290,000	297,898
Kerr-McGee Corp.
09/15/2031	7.875%	800,000	1,028,451
Marathon Oil Corp.
10/01/2037	6.600%	788,000	908,910
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Newfield Exploration Co.
07/01/2024	5.625%	586,000	628,741
Noble Energy, Inc.
01/15/2028	3.850%	324,000	324,586
03/01/2041	6.000%	400,000	454,419
Occidental Petroleum Corp.
02/15/2027	3.000%	333,000	329,246
Tosco Corp.
02/15/2030	8.125%	775,000	1,082,498
Total			19,726,279
Integrated Energy 0.5%
BG Energy Capital PLC(a)
10/15/2041	5.125%	200,000	227,139
BP Capital Markets PLC
02/10/2024	3.814%	1,621,000	1,705,203
04/14/2024	3.224%	1,500,000	1,528,854
05/04/2026	3.119%	433,000	432,738
04/14/2027	3.588%	1,870,000	1,923,635
11/28/2028	3.723%	240,000	247,502
Cenovus Energy, Inc.
09/15/2023	3.800%	100,000	100,843
11/15/2039	6.750%	1,195,000	1,375,695
Chevron Corp.
06/24/2023	3.191%	269,000	279,143
Husky Energy, Inc.
04/15/2022	3.950%	750,000	782,129
Petro-Canada
05/15/2035	5.950%	1,450,000	1,744,953
Shell International Finance BV
08/12/2023	3.400%	489,000	512,102
05/10/2026	2.875%	2,231,000	2,219,475
05/11/2035	4.125%	480,000	507,461
05/10/2046	4.000%	1,009,000	1,022,592
09/12/2046	3.750%	806,000	781,790
Total Capital International SA
01/25/2023	2.700%	500,000	505,413
Total			15,896,667
Life Insurance 0.7%
AIG SunAmerica Global Financing X(a)
03/15/2032	6.900%	585,000	776,398
American International Group, Inc.
02/15/2024	4.125%	786,000	835,032
07/10/2025	3.750%	242,000	249,888
01/15/2035	3.875%	537,000	525,707
05/01/2036	6.250%	878,000	1,115,354
01/15/2055	4.375%	215,000	209,769

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2017	111

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Athene Global Funding(a)
04/20/2020	2.750%	703,000	707,970
01/25/2022	4.000%	221,000	229,635
Brighthouse Financial, Inc.(a)
06/22/2027	3.700%	1,690,000	1,659,109
06/22/2047	4.700%	575,000	563,482
Dai-ichi Life Insurance Co. Ltd. (The)(a),(i)
Junior Subordinated
12/31/2049	4.000%	1,062,000	1,053,301
Great-West Lifeco Finance Delaware LP(a)
06/03/2047	4.150%	500,000	511,378
Guardian Life Insurance Co. of America (The)(a)
Subordinated
01/24/2077	4.850%	311,000	332,374
Jackson National Life Global Funding(a)
04/29/2026	3.050%	1,073,000	1,057,991
Lincoln National Corp.
04/07/2036	6.150%	24,000	29,125
Manulife Financial Corp.(i)
Subordinated
02/24/2032	4.061%	1,400,000	1,414,511
MetLife, Inc.
09/15/2023	4.368%	600,000	653,407
11/13/2025	3.600%	279,000	290,664
11/13/2043	4.875%	490,000	553,948
Metropolitan Life Global Funding I(a)
09/15/2021	1.950%	925,000	910,089
09/19/2027	3.000%	500,000	493,511
Nippon Life Insurance Co.(a),(i)
Subordinated
09/19/2047	4.000%	1,120,000	1,110,941
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
09/30/2047	3.850%	1,220,000	1,206,090
Pacific Life Insurance Co.(a)
Subordinated
06/15/2039	9.250%	1,190,000	1,952,131
Protective Life Global Funding(a)
09/14/2021	1.999%	600,000	587,029
Prudential Insurance Co. of America (The)(a)
Subordinated
07/01/2025	8.300%	2,060,000	2,700,975
Reliance Standard Life Global Funding II(a)
01/20/2021	3.050%	522,000	529,458
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	945,000	1,067,790
05/15/2047	4.270%	630,000	651,169
Total			23,978,226
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 0.4%
21st Century Fox America, Inc.
07/15/2024	9.500%	407,000	554,895
04/30/2028	7.300%	350,000	445,621
12/15/2034	6.200%	450,000	557,515
12/15/2035	6.400%	350,000	442,947
CBS Corp.
02/15/2023	2.500%	1,905,000	1,879,115
08/15/2024	3.700%	1,019,000	1,048,490
02/15/2028	3.375%	955,000	930,256
Discovery Communications LLC
06/15/2021	4.375%	200,000	211,378
03/20/2028	3.950%	783,000	780,342
06/01/2040	6.350%	490,000	566,960
05/15/2042	4.950%	325,000	318,573
04/01/2043	4.875%	625,000	605,506
09/20/2047	5.200%	384,000	389,232
Grupo Televisa SAB
05/13/2045	5.000%	660,000	661,247
01/31/2046	6.125%	356,000	412,581
Historic TW, Inc.
05/15/2029	6.625%	550,000	685,374
Time Warner, Inc.
02/15/2027	3.800%	835,000	836,615
07/15/2045	4.850%	130,000	132,177
Viacom, Inc.
03/15/2023	3.250%	167,000	164,053
04/01/2024	3.875%	568,000	570,453
12/15/2034	4.850%	957,000	901,446
03/15/2043	4.375%	628,000	540,664
Walt Disney Co. (The)
06/15/2027	2.950%	400,000	399,242
Total			14,034,682
Metals and Mining 0.3%
Anglo American Capital PLC(a)
09/11/2024	3.625%	245,000	244,243
09/11/2027	4.000%	257,000	253,712
Barrick North America Finance LLC
05/30/2041	5.700%	805,000	959,568
BHP Billiton Finance USA Ltd.
03/01/2026	6.420%	1,372,000	1,676,615
09/30/2043	5.000%	1,047,000	1,233,920
Nucor Corp.
12/01/2037	6.400%	1,000,000	1,302,675
Placer Dome, Inc.
10/15/2035	6.450%	780,000	959,319
Vale Canada Ltd.
09/15/2032	7.200%	800,000	877,744

112	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vale Overseas Ltd.
08/10/2026	6.250%	925,000	1,051,236
11/21/2036	6.875%	1,050,000	1,205,979
Total			9,765,011
Midstream 1.2%
APT Pipelines Ltd.(a)
07/15/2027	4.250%	569,000	586,520
Boardwalk Pipelines LP
12/15/2024	4.950%	1,050,000	1,115,730
Buckeye Partners LP
07/01/2023	4.150%	348,000	359,679
10/15/2024	4.350%	640,000	662,118
11/15/2043	5.850%	770,000	827,380
Enbridge Energy Partners LP
09/15/2040	5.500%	670,000	705,915
10/15/2045	7.375%	395,000	512,838
Enbridge, Inc.
07/15/2022	2.900%	1,394,000	1,400,974
07/15/2027	3.700%	955,000	964,815
12/01/2046	5.500%	500,000	578,599
Energy Transfer Partners LP
06/15/2018	2.500%	1,040,000	1,044,297
02/01/2024	4.900%	652,000	696,226
03/15/2025	4.050%	946,000	958,530
01/15/2026	4.750%	449,000	472,910
06/01/2041	6.050%	1,279,000	1,384,776
12/15/2045	6.125%	1,002,000	1,099,789
EnLink Midstream Partners LP
06/01/2025	4.150%	837,000	845,969
04/01/2044	5.600%	150,000	154,577
Enterprise Products Operating LLC
02/15/2027	3.950%	222,000	233,015
03/01/2033	6.875%	250,000	318,371
10/15/2034	6.650%	1,000,000	1,267,562
04/15/2038	7.550%	600,000	827,900
Kinder Morgan Energy Partners LP
09/01/2044	5.400%	615,000	634,053
Kinder Morgan, Inc.(a)
02/15/2021	5.000%	2,360,000	2,532,228
Kinder Morgan, Inc.
01/15/2023	3.150%	2,212,000	2,224,266
06/01/2045	5.550%	630,000	678,835
Magellan Midstream Partners LP
02/01/2021	4.250%	730,000	769,922
12/01/2042	4.200%	404,000	387,567
MPLX LP
12/01/2024	4.875%	764,000	823,849
03/01/2047	5.200%	323,000	338,624
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ONEOK Partners LP
10/01/2036	6.650%	1,240,000	1,497,057
Phillips 66 Partners LP
10/01/2026	3.550%	171,000	167,682
10/01/2046	4.900%	1,000,000	1,001,338
Plains All American Pipeline LP/Finance Corp.
06/01/2022	3.650%	538,000	541,806
12/15/2026	4.500%	275,000	280,429
02/15/2045	4.900%	1,221,000	1,135,973
Sabine Pass Liquefaction LLC
06/30/2026	5.875%	600,000	670,768
03/15/2027	5.000%	1,153,000	1,226,127
03/15/2028	4.200%	225,000	226,443
Southern Natural Gas Co. LLC
03/01/2032	8.000%	360,000	488,156
Sunoco Logistics Partners Operations LP
12/01/2025	5.950%	250,000	282,151
02/15/2040	6.850%	652,000	732,215
TC PipeLines LP
05/25/2027	3.900%	1,147,000	1,150,629
Texas Eastern Transmission LP(a)
10/15/2022	2.800%	660,000	650,281
TransCanada PipeLines Ltd.
10/15/2037	6.200%	500,000	639,785
08/15/2038	7.250%	585,000	824,653
Western Gas Partners LP
06/01/2021	5.375%	352,000	377,451
07/01/2026	4.650%	377,000	395,334
04/01/2044	5.450%	260,000	274,246
Williams Partners LP
01/15/2025	3.900%	217,000	221,549
06/15/2027	3.750%	1,275,000	1,274,000
09/15/2045	5.100%	745,000	783,073
Total			40,248,980
Natural Gas 0.2%
Atmos Energy Corp.
03/15/2019	8.500%	1,146,000	1,252,530
CenterPoint Energy Resources Corp.
01/15/2021	4.500%	395,000	416,345
NiSource Finance Corp.
02/15/2023	3.850%	237,000	247,332
02/01/2042	5.800%	381,000	455,324
02/15/2044	4.800%	572,000	627,439
03/30/2048	3.950%	329,000	324,147
Sempra Energy
06/15/2024	3.550%	470,000	481,115

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2017	113

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Southern Co. Gas Capital Corp.
10/01/2023	2.450%	1,041,000	1,017,833
06/15/2026	3.250%	169,000	166,120
10/01/2046	3.950%	247,000	236,596
Total			5,224,781
Office REIT 0.1%
Boston Properties LP
02/01/2024	3.800%	378,000	394,741
10/01/2026	2.750%	420,000	398,056
Equity Commonwealth
09/15/2020	5.875%	1,600,000	1,701,030
Government Properties Income Trust
07/15/2022	4.000%	471,000	475,270
Total			2,969,097
Oil Field Services 0.2%
Baker Hughes, Inc.
09/15/2040	5.125%	300,000	346,668
Halliburton Co.
11/15/2035	4.850%	497,000	538,780
09/15/2039	7.450%	240,000	336,500
11/15/2045	5.000%	1,135,000	1,243,735
Nabors Industries, Inc.
09/15/2020	5.000%	200,000	204,589
09/15/2021	4.625%	2,040,000	2,010,300
Schlumberger Holdings Corp.(a)
12/21/2022	3.625%	995,000	1,035,288
Total			5,715,860
Other Financial Institutions 0.0%
Mitsubishi UFJ Lease & Finance Co., Ltd.(a)
09/19/2022	2.652%	335,000	331,845
ORIX Corp.
07/18/2022	2.900%	252,000	252,806
Total			584,651
Other Industry 0.1%
CK Hutchison International 16 Ltd.(a)
10/03/2021	1.875%	335,000	325,760
CK Hutchison International 17 II, Ltd.(a)
03/29/2023	2.750%	672,000	668,517
President and Fellows of Harvard College
07/15/2056	3.300%	1,071,000	1,031,432
Total			2,025,709
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other REIT 0.2%
Digital Realty Trust LP
02/01/2023	2.750%	444,000	441,861
08/15/2027	3.700%	1,176,000	1,187,265
Duke Realty LP
06/30/2026	3.250%	203,000	200,321
EPR Properties
06/01/2027	4.500%	393,000	398,260
Goodman Australia Industrial Fund Bond Issuer Pty Ltd.(a)
09/30/2026	3.400%	921,000	903,229
Goodman US Finance Three LLC(a)
10/15/2037	4.500%	701,000	706,646
Liberty Property LP
10/01/2026	3.250%	279,000	272,065
Prologis LP
11/01/2025	3.750%	190,000	199,274
Public Storage
09/15/2022	2.370%	1,589,000	1,584,642
09/15/2027	3.094%	1,250,000	1,245,416
Total			7,138,979
Other Utility 0.0%
American Water Capital Corp.
10/15/2037	6.593%	300,000	410,700
12/01/2046	4.000%	431,000	444,722
Total			855,422
Paper 0.1%
International Paper Co.
11/15/2039	7.300%	500,000	684,256
05/15/2046	5.150%	1,265,000	1,413,181
Total			2,097,437
Pharmaceuticals 1.0%
AbbVie, Inc.
05/14/2020	2.500%	2,225,000	2,251,375
11/06/2022	2.900%	540,000	547,802
05/14/2025	3.600%	2,750,000	2,856,419
05/14/2026	3.200%	1,010,000	1,009,665
05/14/2035	4.500%	2,523,000	2,716,327
05/14/2046	4.450%	1,515,000	1,601,034
Allergan Funding SCS
03/15/2025	3.800%	1,615,000	1,676,189
03/15/2035	4.550%	2,411,000	2,574,456
Amgen, Inc.
05/11/2022	2.650%	400,000	403,273
10/01/2041	4.950%	200,000	225,523
05/01/2045	4.400%	750,000	796,559

114	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Celgene Corp.
08/15/2045	5.000%	1,820,000	2,078,937
Eli Lilly & Co.
05/15/2022	2.350%	530,000	531,380
05/15/2027	3.100%	805,000	813,382
05/15/2047	3.950%	480,000	503,127
Gilead Sciences, Inc.
09/01/2023	2.500%	323,000	320,597
04/01/2024	3.700%	750,000	791,259
09/01/2035	4.600%	590,000	651,484
09/01/2036	4.000%	286,000	294,915
Johnson & Johnson
12/05/2033	4.375%	124,000	140,611
Mylan NV
06/15/2026	3.950%	463,000	471,691
06/15/2046	5.250%	318,000	346,012
Mylan, Inc.
11/29/2043	5.400%	200,000	216,956
Perrigo Finance Unlimited Co.
12/15/2024	3.900%	1,012,000	1,032,880
03/15/2026	4.375%	955,000	992,877
Shire Acquisitions Investments Ireland DAC
09/23/2023	2.875%	2,537,000	2,520,436
09/23/2026	3.200%	2,290,000	2,256,692
Teva Pharmaceutical Finance Co. LLC
02/01/2036	6.150%	1,500,000	1,625,913
Teva Pharmaceutical Finance III BV
07/21/2023	2.800%	652,000	621,869
Teva Pharmaceutical Finance Netherlands III BV
10/01/2046	4.100%	136,000	115,889
Total			32,985,529
Property & Casualty 0.3%
ACE INA Holdings, Inc.
11/03/2045	4.350%	900,000	992,648
Aon PLC
12/15/2025	3.875%	888,000	931,943
Arch Capital Finance LLC
12/15/2046	5.031%	459,000	513,423
Berkshire Hathaway Finance Corp.
01/15/2040	5.750%	385,000	496,162
Chubb INA Holdings, Inc.
05/15/2024	3.350%	750,000	775,930
CNA Financial Corp.
08/15/2027	3.450%	500,000	494,030
Kemper Corp.
02/15/2025	4.350%	1,445,000	1,468,751
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Liberty Mutual Group, Inc.(a)
03/15/2034	7.000%	400,000	512,252
03/15/2035	6.500%	300,000	374,160
Marsh & McLennan Companies, Inc.
03/14/2023	3.300%	132,000	136,514
Nationwide Mutual Insurance Co.(a)
Subordinated
08/15/2039	9.375%	1,390,000	2,301,359
Travelers Property Casualty Corp.
04/15/2026	7.750%	605,000	802,260
Total			9,799,432
Railroads 0.2%
Burlington Northern Santa Fe LLC
08/15/2030	7.950%	500,000	720,078
05/01/2040	5.750%	790,000	1,004,435
03/15/2042	4.400%	500,000	542,043
Canadian Pacific Railway Co.
09/15/2115	6.125%	1,336,000	1,692,430
CSX Corp.
06/01/2021	4.250%	215,000	228,019
10/01/2036	6.000%	450,000	564,503
Norfolk Southern Corp.(a)
08/15/2052	4.050%	1,209,000	1,188,609
Union Pacific Corp.
09/15/2037	3.600%	122,000	123,446
09/15/2067	4.100%	200,000	200,441
Total			6,264,004
Refining 0.0%
Marathon Petroleum Corp.
09/15/2044	4.750%	300,000	297,180
09/15/2054	5.000%	675,000	653,315
Valero Energy Corp.
04/15/2032	7.500%	260,000	341,454
Total			1,291,949
Restaurants 0.2%
Darden Restaurants, Inc.
05/01/2027	3.850%	170,000	173,083
Lila Mexican Holdings LLC(a),(c)
12/24/2035	5.000%	3,586,801	3,540,180
McDonalds Corp.
12/09/2035	4.700%	283,000	313,381
10/15/2037	6.300%	268,000	347,325
McDonald’s Corp.
12/09/2020	2.750%	745,000	759,551
12/09/2045	4.875%	1,321,000	1,485,332
Total			6,618,852

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2017	115

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Retail REIT 0.5%
Brixmor Operating Partnership LP
02/01/2025	3.850%	1,000,000	999,065
DDR Corp.
07/15/2022	4.625%	1,535,000	1,626,378
05/15/2023	3.375%	1,400,000	1,380,778
02/01/2025	3.625%	560,000	543,900
Kimco Realty Corp.
03/01/2024	2.700%	500,000	482,396
04/01/2027	3.800%	400,000	403,980
National Retail Properties, Inc.
11/15/2025	4.000%	728,000	746,391
12/15/2026	3.600%	618,000	612,778
Realty Income Corp.
07/15/2024	3.875%	642,000	661,041
Regency Centers LP
02/01/2027	3.600%	586,000	586,452
Scentre Group Trust 1 / 2(a)
02/12/2025	3.500%	1,040,000	1,046,965
Simon Property Group LP
01/15/2026	3.300%	386,000	387,597
06/15/2027	3.375%	550,000	552,604
Tanger Properties LP
12/01/2023	3.875%	725,000	736,833
12/01/2024	3.750%	670,000	674,401
VEREIT Operating Partnership LP
02/06/2024	4.600%	1,760,000	1,844,890
Washington Prime Group LP
08/15/2024	5.950%	555,000	565,521
WEA Finance LLC(a)
04/05/2022	3.150%	1,430,000	1,447,477
Total			15,299,447
Retailers 0.5%
Advance Auto Parts, Inc.
01/15/2022	4.500%	700,000	741,364
Alimentation Couche-Tard, Inc.(a)
07/26/2022	2.700%	1,960,000	1,967,040
07/26/2027	3.550%	1,170,000	1,180,014
AutoZone, Inc.
06/01/2027	3.750%	248,000	250,569
Costco Wholesale Corp.
05/18/2022	2.300%	2,120,000	2,122,430
05/18/2024	2.750%	1,830,000	1,834,099
05/18/2027	3.000%	2,130,000	2,130,236
CVS Health Corp.
12/01/2022	2.750%	500,000	502,349
06/01/2026	2.875%	432,000	417,367
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CVS Pass-Through Trust(a)
10/10/2025	6.204%	210,527	235,868
01/10/2032	7.507%	121,873	150,264
01/10/2034	5.926%	813,459	924,651
Home Depot, Inc. (The)
09/15/2056	3.500%	176,000	162,049
O’Reilly Automotive, Inc.
03/15/2026	3.550%	480,000	482,021
09/01/2027	3.600%	432,000	431,953
Target Corp.
11/01/2032	6.350%	107,000	137,941
Walgreen Co.
09/15/2042	4.400%	300,000	303,515
Walgreens Boots Alliance, Inc.
11/18/2034	4.500%	990,000	1,030,483
11/18/2044	4.800%	500,000	533,400
Total			15,537,613
Technology 2.1%
Analog Devices, Inc.
12/05/2021	2.500%	1,215,000	1,217,522
12/05/2023	3.125%	1,544,000	1,566,505
12/05/2026	3.500%	985,000	996,887
12/05/2036	4.500%	198,000	205,394
Apple, Inc.
05/11/2020	1.800%	2,610,000	2,610,394
05/11/2022	2.300%	5,455,000	5,478,795
02/09/2024	3.000%	2,143,000	2,195,801
05/11/2024	2.850%	2,712,000	2,744,389
02/09/2027	3.350%	1,968,000	2,024,214
05/11/2027	3.200%	2,186,000	2,224,519
06/20/2027	3.000%	562,000	562,442
09/12/2027	2.900%	2,500,000	2,481,215
05/13/2045	4.375%	540,000	588,369
08/04/2046	3.850%	672,000	678,336
02/09/2047	4.250%	100,000	107,519
Arrow Electronics, Inc.
09/08/2024	3.250%	219,000	216,531
01/12/2028	3.875%	376,000	375,492
Broadcom Corp./Cayman Finance Ltd.(a)
01/15/2024	3.625%	1,687,000	1,736,134
01/15/2027	3.875%	1,570,000	1,616,951
Cisco Systems, Inc.
09/20/2019	1.400%	3,345,000	3,328,242
09/20/2021	1.850%	2,040,000	2,018,264
01/15/2040	5.500%	1,460,000	1,837,286
Dell International LLC/EMC Corp.(a)
06/15/2026	6.020%	2,068,000	2,294,167
DXC Technology Co.
04/15/2024	4.250%	302,000	317,472

116	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Equifax, Inc.
06/01/2021	2.300%	293,000	286,250
Fidelity National Information Services, Inc.
10/15/2020	3.625%	743,000	773,504
08/15/2021	2.250%	950,000	944,312
Hewlett Packard Enterprise Co.(i)
10/15/2025	4.900%	555,000	586,445
10/15/2045	6.350%	1,455,000	1,541,747
HP Enterprise Services LLC
10/15/2029	7.450%	300,000	364,944
Intel Corp.
07/29/2045	4.900%	245,000	291,410
05/19/2046	4.100%	448,000	472,956
Microsoft Corp.
02/06/2022	2.400%	2,165,000	2,188,897
08/08/2023	2.000%	1,455,000	1,426,860
02/06/2024	2.875%	1,943,000	1,983,774
02/06/2027	3.300%	892,000	924,809
02/12/2035	3.500%	300,000	305,676
11/03/2035	4.200%	462,000	512,584
08/08/2036	3.450%	555,000	558,685
02/06/2037	4.100%	2,389,000	2,601,867
10/01/2040	4.500%	518,000	584,325
08/08/2046	3.700%	1,205,000	1,215,888
11/03/2055	4.750%	582,000	686,606
08/08/2056	3.950%	380,000	391,448
02/06/2057	4.500%	1,408,000	1,596,566
Oracle Corp.
07/08/2034	4.300%	1,942,000	2,123,635
05/15/2035	3.900%	1,570,000	1,642,390
07/15/2036	3.850%	1,400,000	1,448,145
07/08/2039	6.125%	339,000	456,804
07/15/2040	5.375%	155,000	192,678
QUALCOMM, Inc.
01/30/2023	2.600%	52,000	52,112
05/20/2027	3.250%	501,000	504,856
05/20/2035	4.650%	190,000	208,116
VMware, Inc.
08/21/2020	2.300%	1,895,000	1,900,145
08/21/2022	2.950%	1,575,000	1,584,211
08/21/2027	3.900%	950,000	960,745
Total			70,736,230
Tobacco 0.2%
BAT Capital Corp.(a)
08/14/2020	2.297%	879,000	882,821
08/15/2022	2.764%	2,332,000	2,345,463
08/15/2024	3.222%	1,169,000	1,173,668
08/15/2027	3.557%	878,000	885,395
08/15/2037	4.390%	548,000	561,903
08/15/2047	4.540%	470,000	482,257
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Reynolds American, Inc.
08/15/2045	5.850%	1,620,000	1,966,309
Total			8,297,816
Transportation Services 0.3%
Brambles USA, Inc.(a)
10/23/2025	4.125%	300,000	311,822
ERAC USA Finance LLC(a)
11/01/2023	2.700%	385,000	377,241
12/01/2026	3.300%	1,399,000	1,372,973
02/15/2045	4.500%	275,000	275,420
FedEx Corp.
04/01/2046	4.550%	1,360,000	1,449,209
01/15/2047	4.400%	626,000	650,654
Penske Truck Leasing Co. LP/Finance Corp.(a)
02/01/2022	3.375%	1,700,000	1,745,297
03/14/2023	2.700%	1,775,000	1,760,099
11/15/2026	3.400%	1,670,000	1,648,131
Ryder System, Inc.
09/01/2021	2.250%	700,000	694,112
United Parcel Service of America, Inc.(i)
04/01/2030	8.375%	225,000	325,092
Total			10,610,050
Wireless 0.1%
America Movil SAB de CV
03/30/2040	6.125%	300,000	367,300
American Tower Corp.
10/15/2026	3.375%	425,000	419,723
Crown Castle International Corp.
03/01/2027	4.000%	236,000	241,456
Crown Castle Towers LLC(a)
01/15/2020	6.113%	1,000,000	1,064,241
Nokia OYJ
06/12/2022	3.375%	2,475,000	2,493,525
06/12/2027	4.375%	320,000	329,498
Total			4,915,743
Wirelines 1.5%
AT&T, Inc.
02/17/2023	3.600%	1,000,000	1,030,356
04/01/2024	4.450%	3,231,000	3,433,374
01/15/2025	3.950%	675,000	691,699
05/15/2025	3.400%	4,395,000	4,333,861
08/14/2027	3.900%	1,766,000	1,768,928
05/15/2035	4.500%	695,000	685,732
03/01/2037	5.250%	1,780,000	1,875,602
08/14/2037	4.900%	2,022,000	2,044,099
01/15/2038	6.300%	750,000	883,059
08/15/2040	6.000%	875,000	985,540

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2017	117

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
09/01/2040	5.350%	4,821,000	5,067,464
03/01/2041	6.375%	425,000	499,494
03/01/2047	5.450%	1,385,000	1,462,977
02/14/2050	5.150%	632,000	636,481
08/14/2058	5.300%	691,000	699,018
British Telecommunications PLC
02/14/2019	2.350%	200,000	201,218
British Telecommunications PLC(i)
12/15/2030	9.125%	350,000	528,799
Deutsche Telekom International Finance BV(a)
01/19/2027	3.600%	790,000	800,228
Qwest Corp.
12/01/2021	6.750%	1,063,000	1,165,586
Telefonica Emisiones SAU
04/27/2018	3.192%	241,000	242,930
04/27/2020	5.134%	1,021,000	1,094,933
02/16/2021	5.462%	120,000	131,600
03/08/2047	5.213%	805,000	880,843
Verizon Communications, Inc.
03/15/2022	2.946%	1,120,000	1,137,655
03/16/2027	4.125%	1,120,000	1,170,151
08/10/2033	4.500%	2,079,000	2,131,869
11/01/2034	4.400%	6,871,000	6,868,327
01/15/2036	4.272%	1,267,000	1,241,816
03/16/2037	5.250%	457,000	501,568
08/15/2046	4.125%	2,775,000	2,524,681
09/15/2048	4.522%	121,000	117,204
08/21/2054	5.012%	561,000	560,739
03/15/2055	4.672%	112,000	106,598
Verizon Communications, Inc.(a)
02/15/2025	3.376%	2,361,000	2,370,524
Total			49,874,953
Total Corporate Bonds & Notes (Cost $795,403,137)			814,528,022

Foreign Government Obligations(j) 1.6%

Australia 0.0%
Westpac Banking Corp.(a)
03/03/2020	2.000%	405,000	404,527
Canada 0.1%
Bank of Nova Scotia (The)(a)
09/20/2021	1.875%	300,000	295,332
CNOOC Nexen Finance ULC
04/30/2024	4.250%	389,000	413,498
Hydro-Quebec
02/01/2021	9.400%	750,000	915,625
Ontario Teachers’ Cadillac Fairview Properties Trust(a)
03/20/2027	3.875%	804,000	827,314
Foreign Government Obligations(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Province of Ontario
01/18/2019	1.625%	2,080,000	2,078,317
Total			4,530,086
Chile 0.1%
Chile Government International Bond
06/21/2047	3.860%	1,255,000	1,277,703
Corp. Nacional del Cobre de Chile(a)
08/01/2027	3.625%	950,000	945,631
Corporación Nacional del Cobre de Chile(a)
08/01/2047	4.500%	680,000	691,161
Total			2,914,495
China 0.1%
CNOOC Finance Ltd.
05/09/2023	3.000%	1,300,000	1,300,793
State Grid Overseas Investment 2013 Ltd.(a)
05/22/2018	1.750%	377,000	376,283
Total			1,677,076
Colombia 0.1%
Colombia Government International Bond
02/26/2024	4.000%	893,000	931,217
04/25/2027	3.875%	1,015,000	1,030,456
09/18/2037	7.375%	150,000	197,789
Ecopetrol SA
01/16/2025	4.125%	300,000	300,548
06/26/2026	5.375%	580,000	618,925
Total			3,078,935
France 0.0%
Electricite de France SA(a)
01/22/2114	6.000%	735,000	818,586
Indonesia 0.1%
Indonesia Government International Bond(a)
01/08/2022	3.700%	1,670,000	1,733,001
01/08/2027	4.350%	920,000	977,708
Total			2,710,709
Israel 0.0%
Israel Government International Bond
01/30/2043	4.500%	915,000	993,591
Japan 0.2%
Japan Bank for International Cooperation
02/24/2020	2.250%	2,476,000	2,487,714
05/28/2020	1.750%	1,630,000	1,616,401
04/20/2021	1.875%	742,000	733,392
Total			4,837,507

118	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2017 (Unaudited)
Foreign Government Obligations(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mexico 0.5%
Mexico City Airport Trust(a)
04/30/2028	3.875%	890,000	886,242
07/31/2047	5.500%	940,000	954,022
Mexico Government International Bond
10/02/2023	4.000%	1,028,000	1,086,273
01/30/2025	3.600%	757,000	775,151
01/21/2026	4.125%	1,673,000	1,762,673
03/08/2044	4.750%	1,090,000	1,122,712
01/15/2047	4.350%	479,000	465,686
10/12/2110	5.750%	2,144,000	2,296,946
Petroleos Mexicanos
02/04/2021	6.375%	504,000	550,979
08/04/2026	6.875%	598,000	680,856
06/15/2035	6.625%	550,000	593,373
01/23/2046	5.625%	1,802,000	1,680,260
09/21/2047	6.750%	430,000	458,421
Petroleos Mexicanos(a)
03/13/2027	6.500%	2,370,000	2,625,005
03/13/2027	6.500%	1,415,000	1,565,543
09/21/2047	6.750%	390,000	414,428
Total			17,918,570
Norway 0.0%
Statoil ASA
09/23/2027	7.250%	400,000	529,362
Paraguay 0.0%
Paraguay Government International Bond(a)
08/11/2044	6.100%	830,000	931,818
Peru 0.0%
Peruvian Government International Bond
11/18/2050	5.625%	98,000	123,867
Poland 0.1%
Poland Government International Bond
01/22/2024	4.000%	1,178,000	1,267,543
Saudi Arabia 0.2%
Saudi Government International Bond(a),(h)
03/04/2023	2.875%	2,745,000	2,736,916
03/04/2028	3.625%	1,680,000	1,675,086
10/04/2047	4.625%	640,000	642,980
Total			5,054,982
Singapore 0.0%
BOC Aviation Ltd.(a)
09/18/2022	2.750%	400,000	395,760
Foreign Government Obligations(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SP PowerAssets Ltd.(a)
09/26/2027	3.000%	680,000	676,820
Total			1,072,580
South Korea 0.0%
Korea Housing Finance Corp.(a)
10/11/2021	2.000%	700,000	678,817
Sweden 0.1%
Stadshypotek AB(a)
10/02/2019	1.875%	1,500,000	1,495,833
Virgin Islands 0.0%
Sinopec Capital 2013 Ltd.(a)
04/24/2023	3.125%	800,000	805,084
Total Foreign Government Obligations (Cost $50,598,637)			51,843,968

Inflation-Indexed Bonds 0.1%

United States 0.1%
U.S. Treasury Inflation-Indexed Bond
01/15/2022	0.125%	1,081,550	1,085,277
01/15/2029	2.500%	1,140,160	1,376,930
Total			2,462,207
Total Inflation-Indexed Bonds (Cost $2,405,393)			2,462,207

Municipal Bonds 0.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 0.0%
City of Los Angeles Department of Airports
Revenue Bonds
Build America Bonds
Series 2009
05/15/2039	6.582%	420,000	544,551
Higher Education 0.1%
Los Angeles Community College District
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
08/01/2049	6.750%	1,385,000	2,108,261
Ohio State University (The)
Revenue Bonds
Taxable
Series 2011A
06/01/2111	4.800%	2,014,000	2,186,076
Total			4,294,337

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2017	119

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2017 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Joint Power Authority 0.0%
American Municipal Power, Inc.
Revenue Bonds
Build America Bonds
Series 2010
02/15/2050	7.499%	1,265,000	1,852,074
Ports 0.1%
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 174th
Series 2012
10/01/2062	4.458%	1,890,000	2,112,169
Taxable Consolidated 160th
Series 2010
11/01/2040	5.647%	835,000	1,076,090
Total			3,188,259
Special Non Property Tax 0.0%
New York State Dormitory Authority
Revenue Bonds
Build America Bonds
Series 2010
03/15/2040	5.600%	415,000	525,701
State General Obligation 0.1%
State of California
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
10/01/2039	7.300%	295,000	432,789
Series 2010
11/01/2040	7.600%	1,000,000	1,561,840
Total			1,994,629
Turnpike / Bridge / Toll Road 0.1%
North Texas Tollway Authority
Revenue Bonds
Series 2009 (BAM)
01/01/2049	6.718%	1,285,000	1,904,524
Water & Sewer 0.0%
District of Columbia Water & Sewer Authority
Taxable Revenue Bonds
Senior Lien
Series 2014-A
10/01/2114	4.814%	411,000	455,039
Total Municipal Bonds (Cost $13,229,920)			14,759,114

Residential Mortgage-Backed Securities - Agency 21.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
08/01/2020- 06/01/2047	4.500%	11,284,273	12,261,840
11/01/2022- 10/17/2038	6.500%	1,973,578	2,147,073
10/01/2029- 04/01/2047	4.000%	41,747,551	44,642,155
11/01/2031- 07/01/2032	3.500%	10,618,816	11,215,181
03/01/2033	3.000%	1,841,556	1,887,975
06/01/2035- 04/01/2036	5.500%	234,201	250,238
09/01/2037	6.000%	1,599,231	1,803,476
CMO Series 2127 Class PG
02/15/2029	6.250%	369,585	403,285
CMO Series 2165 Class PE
06/15/2029	6.000%	130,112	144,905
CMO Series 2326 Class ZQ
06/15/2031	6.500%	667,560	730,654
CMO Series 2399 Class TH
01/15/2032	6.500%	316,878	359,824
CMO Series 2517 Class Z
10/15/2032	5.500%	236,185	250,982
CMO Series 2557 Class HL
01/15/2033	5.300%	540,094	591,038
CMO Series 262 Class 35
07/15/2042	3.500%	6,993,932	7,227,828
CMO Series 2752 Class EZ
02/15/2034	5.500%	1,456,887	1,612,114
CMO Series 2764 Class UE
10/15/2032	5.000%	114,295	115,210
CMO Series 2764 Class ZG
03/15/2034	5.500%	823,708	918,009
CMO Series 2953 Class PG
03/15/2035	5.500%	4,000,000	4,418,494
CMO Series 2986 Class CH
06/15/2025	5.000%	679,406	723,456
CMO Series 2989 Class TG
06/15/2025	5.000%	534,188	573,930
CMO Series 299 Class 300
01/15/2043	3.000%	1,216,385	1,227,654
CMO Series 2990 Class UZ
06/15/2035	5.750%	1,489,733	1,678,801
CMO Series 3101 Class UZ
01/15/2036	6.000%	493,022	561,109
CMO Series 3123 Class AZ
03/15/2036	6.000%	627,744	714,847

120	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3143 Class BC
02/15/2036	5.500%	632,859	693,678
CMO Series 3164 Class MG
06/15/2036	6.000%	251,416	281,722
CMO Series 3195 Class PD
07/15/2036	6.500%	460,736	513,748
CMO Series 3200 Class AY
08/15/2036	5.500%	435,247	478,542
CMO Series 3213 Class JE
09/15/2036	6.000%	779,766	871,268
CMO Series 3229 Class HE
10/15/2026	5.000%	1,216,180	1,290,431
CMO Series 3402 Class NC
12/15/2022	5.000%	351,591	368,441
CMO Series 3423 Class PB
03/15/2038	5.500%	1,409,795	1,566,931
CMO Series 3453 Class B
05/15/2038	5.500%	102,092	109,521
CMO Series 3461 Class Z
06/15/2038	6.000%	2,545,882	2,808,744
CMO Series 3501 Class CB
01/15/2039	5.500%	589,015	654,592
CMO Series 3684 Class CY
06/15/2025	4.500%	2,000,000	2,166,880
CMO Series 3704 Class CT
12/15/2036	7.000%	1,022,717	1,189,732
CMO Series 3704 Class DT
11/15/2036	7.500%	950,737	1,113,429
CMO Series 3704 Class ET
12/15/2036	7.500%	666,994	799,279
CMO Series 3707 Class B
08/15/2025	4.500%	2,027,855	2,160,643
CMO Series 3819 Class ZQ
04/15/2036	6.000%	956,719	1,073,392
CMO Series 3827 Class BM
08/15/2039	5.500%	529,921	559,855
CMO Series 3890 Class ME
07/15/2041	5.000%	1,000,000	1,153,378
CMO Series 4015 Class MY
03/15/2042	3.500%	2,000,000	2,048,150
CMO Series 4177 Class MQ
03/15/2043	2.500%	1,000,000	943,028
CMO Series 4217 Class KY
06/15/2043	3.000%	1,200,000	1,176,652
CMO Series 4240 Class B
08/15/2033	3.000%	2,000,000	1,994,775
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4604 Class AB
08/15/2046	3.000%	1,505,364	1,537,158
CMO Series 4700 Class QJ
07/15/2044	4.000%	8,194,021	8,653,136
CMO Series 4705 Class A
09/15/2042	4.500%	2,521,805	2,722,608
CMO Series R006 Class ZA
04/15/2036	6.000%	727,629	828,020
CMO Series R007 Class ZA
05/15/2036	6.000%	1,455,418	1,648,559
Federal Home Loan Mortgage Corp.(b)
1-year CMT + 0.000% 07/01/2036	3.101%	122,022	128,895
12-month USD LIBOR + 0.000% 07/01/2040	3.461%	512,096	537,752
12-month USD LIBOR + 0.000% 07/01/2046	2.624%	1,878,932	1,908,091
CMO Series 2551 Class NS
1-month USD LIBOR + 14.483% 01/15/2033	12.237%	210,940	251,281
CMO Series 3852 Class QN
1-month USD LIBOR + 27.211% 05/15/2041	5.500%	738,867	773,225
CMO Series 3966 Class BF
1-month USD LIBOR + 0.500% 10/15/2040	1.726%	1,235,316	1,242,221
CMO Series 4048 Class FJ
1-month USD LIBOR + 0.400% 07/15/2037	1.632%	1,602,103	1,576,042
CMO Series 4087 Class FA
1-month USD LIBOR + 0.450% 05/15/2039	1.676%	1,259,698	1,256,407
Structured Pass-Through Securities
1-year MTA + 1.200% 10/25/2044	2.030%	989,150	1,005,193
Federal Home Loan Mortgage Corp.(h)
09/05/2037	3.160%	1,563,000	1,603,052
11/14/2046	4.000%	7,900,000	8,305,338
Federal Home Loan Mortgage Corp.(k)
CMO Series 2967 Class EA
04/15/2020	0.000%	54,319	53,193
CMO Series 3077 Class TO
04/15/2035	0.000%	207,659	191,019
CMO Series 3100 Class
01/15/2036	0.000%	333,963	296,661
CMO Series 3117 Class OG
02/15/2036	0.000%	200,365	182,037
CMO Series 3181 Class OH
07/15/2036	0.000%	553,963	463,646

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2017	121

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3316 Class JO
05/15/2037	0.000%	28,261	26,602
CMO Series 3607 Class TO
10/15/2039	0.000%	420,215	356,656
CMO STRIPS Series 197 Class
04/01/2028	0.000%	243,734	221,701
CMO STRIPS Series 310 Class
09/15/2043	0.000%	2,673,102	2,155,027
Federal Home Loan Mortgage Corp.(b),(f)
CMO Series 3380 Class SI
1-month USD LIBOR + 6.370% 10/15/2037	5.144%	3,354,751	575,019
CMO Series 3385 Class SN
1-month USD LIBOR + 6.000% 11/15/2037	4.774%	143,963	13,955
CMO Series 3451 Class SA
1-month USD LIBOR + 6.050% 05/15/2038	4.824%	288,867	51,164
CMO Series 3531 Class SM
1-month USD LIBOR + 6.100% 05/15/2039	4.874%	255,490	19,830
CMO Series 3608 Class SC
1-month USD LIBOR + 6.250% 12/15/2039	5.024%	606,889	103,188
CMO Series 3740 Class SB
1-month USD LIBOR + 6.000% 10/15/2040	4.774%	917,921	133,451
CMO Series 3740 Class SC
1-month USD LIBOR + 6.000% 10/15/2040	4.774%	1,106,479	143,076
CMO STRIPS Series 239 Class S30
1-month USD LIBOR + 7.700% 08/15/2036	6.474%	572,552	109,454
Federal Home Loan Mortgage Corp.(d)
CMO Series 3688 Class CU
11/15/2021	6.794%	195,200	201,208
CMO Series 3688 Class GT
11/15/2046	7.294%	697,029	812,753
CMO Series 4272 Class W
04/15/2040	5.647%	3,299,076	3,667,457
Federal Home Loan Mortgage Corp.(f)
CMO Series 3688 Class NI
04/15/2032	5.000%	519,851	27,566
CMO Series 3714 Class IP
08/15/2040	5.000%	995,904	158,453
CMO Series 3747 Class HI
07/15/2037	4.500%	616,113	12,891
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3760 Class GI
10/15/2037	4.000%	275,977	7,326
CMO Series 3772 Class
09/15/2024	3.500%	179,252	1,612
CMO Series 3779 Class IH
11/15/2034	4.000%	383,650	6,497
CMO Series 3800 Class AI
11/15/2029	4.000%	835,678	52,453
Federal Home Loan Mortgage Corp.(d),(f)
CMO Series 3802 Class LS
01/15/2040	1.842%	2,042,027	109,431
Federal National Mortgage Association
10/01/2019- 08/01/2056	5.000%	8,382,790	9,249,317
01/01/2020- 06/01/2047	4.500%	44,059,293	48,035,911
04/01/2020- 07/01/2047	4.000%	69,131,129	73,704,049
05/01/2022- 08/01/2037	7.500%	131,597	136,954
01/01/2023- 11/01/2048	6.000%	1,759,277	1,925,639
02/01/2024- 10/01/2038	6.500%	4,091,039	4,686,557
09/01/2029- 11/01/2046	3.500%	92,526,777	96,754,636
11/01/2033- 04/01/2036	5.500%	414,672	453,454
04/01/2037- 01/01/2039	7.000%	1,224,256	1,441,965
01/01/2043	3.000%	2,195,485	2,208,686
CMO Series 1999-7 Class AB
03/25/2029	6.000%	265,182	295,088
CMO Series 20 17-33 Class LB
05/25/2039	3.000%	2,432,232	2,480,939
CMO Series 2001-60 Class PX
11/25/2031	6.000%	354,871	399,002
CMO Series 2002-50 Class ZA
05/25/2031	6.000%	1,409,439	1,508,345
CMO Series 2002-78 Class Z
12/25/2032	5.500%	460,553	488,386
CMO Series 2004-50 Class VZ
07/25/2034	5.500%	1,859,216	2,032,864
CMO Series 2004-65 Class LT
08/25/2024	4.500%	310,992	325,068
CMO Series 2004-W10 Class A6
08/25/2034	5.750%	3,000,000	3,378,457
CMO Series 2005-121 Class DX
01/25/2026	5.500%	696,107	741,255

122	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2006-105 Class ME
11/25/2036	5.500%	1,104,579	1,260,308
CMO Series 2006-16 Class HZ
03/25/2036	5.500%	1,657,745	1,822,784
CMO Series 2006-W3 Class 2A
09/25/2046	6.000%	353,258	399,559
CMO Series 2007-104 Class ZE
08/25/2037	6.000%	438,691	471,006
CMO Series 2007-116 Class PB
08/25/2035	5.500%	378,429	422,365
CMO Series 2007-18 Class MZ
03/25/2037	6.000%	589,184	639,960
CMO Series 2007-42 Class B
05/25/2037	6.000%	467,216	518,219
CMO Series 2007-76 Class ZG
08/25/2037	6.000%	1,090,536	1,195,443
CMO Series 2008-80 Class GP
09/25/2038	6.250%	81,985	91,409
CMO Series 2009-59 Class HB
08/25/2039	5.000%	810,159	893,188
CMO Series 2009-60 Class HT
08/25/2039	6.000%	727,573	819,525
CMO Series 2009-79 Class UA
03/25/2038	7.000%	75,385	84,827
CMO Series 2009-W1 Class A
12/25/2049	6.000%	1,774,528	2,004,119
CMO Series 2010-111 Class AE
04/25/2038	5.500%	192,331	192,867
CMO Series 2010-111 Class AM
10/25/2040	5.500%	3,000,000	3,337,944
CMO Series 2010-148 Class MA
02/25/2039	4.000%	208,286	213,651
CMO Series 2010-2 Class LC
02/25/2040	5.000%	1,200,000	1,340,929
CMO Series 2010-83 Class DN
12/25/2020	4.500%	2,476,799	2,520,588
CMO Series 2011-118 Class MT
11/25/2041	7.000%	1,372,304	1,534,838
CMO Series 2011-118 Class NT
11/25/2041	7.000%	1,498,788	1,702,018
CMO Series 2011-31 Class DB
04/25/2031	3.500%	4,000,000	4,188,448
CMO Series 2011-39 Class ZA
11/25/2032	6.000%	534,353	602,155
CMO Series 2011-44 Class EB
05/25/2026	3.000%	3,000,000	3,091,003
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2011-46 Class B
05/25/2026	3.000%	6,000,000	6,192,326
CMO Series 2011-59 Class NZ
07/25/2041	5.500%	2,395,502	2,695,846
CMO Series 2012-66 Class CB
06/25/2032	3.000%	3,000,000	3,015,863
CMO Series 2013-100 Class WB
10/25/2033	3.000%	3,000,000	2,973,211
CMO Series 2013-101 Class E
10/25/2033	3.000%	3,000,000	3,012,544
CMO Series 2013-108 Class GU
10/25/2033	3.000%	2,500,000	2,505,169
CMO Series 2013-30 Class CA
04/25/2043	1.500%	758,416	701,249
CMO Series 2013-59 Class PY
06/25/2043	2.500%	1,000,000	925,232
CMO Series 2013-81 Class TA
02/25/2043	3.000%	2,500,000	2,360,989
CMO Series 2013-90 Class DL
09/25/2033	3.500%	1,500,000	1,548,499
CMO Series G94-8 Class K
07/17/2024	8.000%	220,736	247,344
Series 2012-M5 Class A2
02/25/2022	2.715%	2,122,000	2,162,659
Series 2013-M9 Class A2
01/25/2023	2.389%	2,832,429	2,847,379
Federal National Mortgage Association(l)
06/01/2032- 06/01/2047	4.000%	1,729,051	1,832,070
09/01/2036	3.500%	2,305,167	2,416,659
Federal National Mortgage Association(h)
10/17/2032- 10/12/2047	3.000%	25,700,000	25,919,952
11/14/2046- 10/12/2047	3.500%	36,600,000	37,660,706
Federal National Mortgage Association(b)
1-month USD LIBOR + 14.100% 12/25/2033	11.668%	120,027	129,614
6-month USD LIBOR + 0.000% 03/01/2036	3.885%	492,247	527,750
12-month USD LIBOR + 0.000% 03/01/2047	3.136%	96,009	98,916
12-month USD LIBOR + 0.000% 05/01/2047	2.977%	485,440	496,475
12-month USD LIBOR + 0.000% 06/01/2047	3.234%	2,070,009	2,131,785
CMO Series 2003-W8 Class 3F1
1-month USD LIBOR + 0.400% 05/25/2042	1.616%	281,521	278,115

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2017	123

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2005-SV Class 75
1-month USD LIBOR + 24.200% 09/25/2035	19.336%	138,567	194,048
CMO Series 2005-W3 Class 2AF
1-month USD LIBOR + 0.220% 03/25/2045	1.436%	588,936	574,816
CMO Series 2007-101 Class A2
1-month USD LIBOR + 0.250% 06/27/2036	1.487%	551,547	543,927
CMO Series 2010-28 Class BS
1-month USD LIBOR + 11.588% 04/25/2040	8.851%	112,302	126,026
CMO Series 2010-35 Class SJ
1-month USD LIBOR + 17.667% 04/25/2040	13.613%	674,760	915,701
CMO Series 2010-49 Class SC
1-month USD LIBOR + 12.660% 03/25/2040	10.228%	586,115	704,517
CMO Series 2011-75 Class FA
1-month USD LIBOR + 0.550% 08/25/2041	1.766%	418,467	423,082
Federal National Mortgage Association(b),(f)
CMO Series 1996-4 Class SA
1-month USD LIBOR + 8.500% 02/25/2024	7.284%	100,705	14,779
CMO Series 2006-117 Class GS
1-month USD LIBOR + 6.650% 12/25/2036	5.434%	355,339	49,995
CMO Series 2006-43 Class SI
1-month USD LIBOR + 6.600% 06/25/2036	5.384%	1,354,459	242,295
CMO Series 2006-58 Class IG
1-month USD LIBOR + 6.520% 07/25/2036	5.304%	466,215	76,997
CMO Series 2006-8 Class WN
1-month USD LIBOR + 6.700% 03/25/2036	5.484%	1,439,068	286,008
CMO Series 2006-94 Class GI
1-month USD LIBOR + 6.650% 10/25/2026	5.434%	793,337	98,041
CMO Series 2007-109 Class PI
1-month USD LIBOR + 6.350% 12/25/2037	5.134%	861,642	94,821
CMO Series 2007-65 Class KI
1-month USD LIBOR + 6.620% 07/25/2037	5.404%	275,048	29,213
CMO Series 2007-72 Class EK
1-month USD LIBOR + 6.400% 07/25/2037	5.184%	1,319,675	224,960
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-W7 Class 2A2
1-month USD LIBOR + 6.530% 07/25/2037	5.314%	494,428	77,500
CMO Series 2009-112 Class ST
1-month USD LIBOR + 6.250% 01/25/2040	5.034%	470,346	74,478
CMO Series 2009-17 Class QS
1-month USD LIBOR + 6.650% 03/25/2039	5.434%	225,368	32,775
CMO Series 2009-37 Class KI
1-month USD LIBOR + 6.000% 06/25/2039	4.784%	918,277	104,634
CMO Series 2009-68 Class SA
1-month USD LIBOR + 6.750% 09/25/2039	5.534%	634,212	107,664
CMO Series 2010-125 Class SA
1-month USD LIBOR + 4.440% 11/25/2040	3.224%	2,258,581	189,207
CMO Series 2010-147 Class SA
1-month USD LIBOR + 6.530% 01/25/2041	5.314%	2,602,513	489,359
CMO Series 2010-35 Class SB
1-month USD LIBOR + 6.420% 04/25/2040	5.204%	362,180	51,654
CMO Series 2010-42 Class S
1-month USD LIBOR + 6.400% 05/25/2040	5.184%	244,519	34,528
CMO Series 2010-68 Class SA
1-month USD LIBOR + 5.000% 07/25/2040	3.784%	1,910,632	223,300
Federal National Mortgage Association(d)
CMO Series 2003-W16 Class AF5
11/25/2033	4.537%	823,287	840,245
CMO Series 2010-61 Class WA
06/25/2040	5.954%	221,730	234,275
CMO Series 2011-2 Class WA
02/25/2051	5.819%	261,588	280,338
CMO Series 2011-43 Class WA
05/25/2051	5.810%	471,150	526,227
Federal National Mortgage Association(k)
CMO Series 2006-113 Class
07/25/2036	0.000%	82,896	80,216
CMO Series 2006-15 Class OP
03/25/2036	0.000%	242,006	212,226
CMO Series 2006-60 Class CO
06/25/2035	0.000%	64,754	63,909
CMO Series 2006-8 Class WQ
03/25/2036	0.000%	392,473	329,893

124	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2009-86 Class BO
03/25/2037	0.000%	163,117	150,060
CMO Series 2013-101 Class DO
10/25/2043	0.000%	2,845,603	2,311,363
CMO Series 2013-128 Class
12/25/2043	0.000%	2,033,194	1,675,053
CMO Series 2013-92 Class
09/25/2043	0.000%	2,154,820	1,755,166
CMO STRIPS Series 293 Class 1
12/25/2024	0.000%	206,841	195,852
Federal National Mortgage Association(f)
CMO Series 2009-71 Class BI
08/25/2024	4.500%	91,427	5,737
CMO Series 2009-86 Class IP
10/25/2039	5.500%	197,728	35,565
CMO Series 2010-155 Class KI
01/25/2021	3.000%	746,579	25,253
Federal National Mortgage Association(d),(f)
CMO Series 2011-30 Class LS
04/25/2041	1.712%	1,631,087	78,128
Government National Mortgage Association
09/20/2038	7.000%	120,893	140,477
08/20/2039	6.000%	562,495	650,601
05/20/2045- 07/15/2047	4.000%	16,110,203	17,059,889
08/15/2047- 09/15/2047	4.500%	713,000	779,177
04/20/2063	4.494%	1,823,585	1,909,434
05/20/2063	4.455%	2,750,522	2,871,952
05/20/2063	4.462%	2,934,492	3,059,289
06/20/2063	4.375%	4,356,488	4,560,105
CMO Series 2002-47 Class PG
07/16/2032	6.500%	279,471	321,549
CMO Series 2003-75 Class ZX
09/16/2033	6.000%	970,148	1,090,058
CMO Series 2005-26 Class XY
03/20/2035	5.500%	864,858	967,047
CMO Series 2005-72 Class AZ
09/20/2035	5.500%	1,221,075	1,340,901
CMO Series 2006-17 Class JN
04/20/2036	6.000%	403,631	444,720
CMO Series 2006-33 Class NA
01/20/2036	5.000%	302,011	312,827
CMO Series 2006-38 Class ZK
08/20/2036	6.500%	1,252,382	1,445,876
CMO Series 2006-69 Class MB
12/20/2036	5.500%	1,485,980	1,609,029
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2008-23 Class PH
03/20/2038	5.000%	1,308,229	1,402,406
CMO Series 2009-104 Class AB
08/16/2039	7.000%	1,573,974	1,744,016
CMO Series 2009-89 Class VA
07/20/2020	5.000%	764,639	777,499
CMO Series 2010-130 Class CP
10/16/2040	7.000%	717,496	828,608
CMO Series 2010-14 Class QP
12/20/2039	6.000%	111,598	113,468
CMO Series 2013-H01 Class FA
01/20/2063	1.650%	3,369,570	3,347,545
CMO Series 2013-H04 Class BA
02/20/2063	1.650%	2,029,371	2,016,275
CMO Series 2013-H07 Class JA
03/20/2063	1.750%	3,857,518	3,838,126
CMO Series 2013-H09 Class HA
04/20/2063	1.650%	5,145,184	5,081,836
Government National Mortgage Association(h)
12/19/2043	4.500%	7,800,000	8,287,511
10/23/2047	3.000%	16,000,000	16,222,499
10/23/2047	3.500%	28,200,000	29,310,375
Government National Mortgage Association(b),(f)
CMO Series 2005-3 Class SE
1-month USD LIBOR + 6.100% 01/20/2035	4.872%	1,148,131	158,858
CMO Series 2007-40 Class SN
1-month USD LIBOR + 6.680% 07/20/2037	5.452%	862,516	138,468
CMO Series 2008-62 Class SA
1-month USD LIBOR + 6.150% 07/20/2038	4.922%	794,987	126,874
CMO Series 2008-76 Class US
1-month USD LIBOR + 5.900% 09/20/2038	4.672%	952,100	124,358
CMO Series 2008-95 Class DS
1-month USD LIBOR + 7.300% 12/20/2038	6.072%	810,108	151,320
CMO Series 2009-102 Class SM
1-month USD LIBOR + 6.400% 06/16/2039	5.228%	464,247	27,850
CMO Series 2009-106 Class ST
1-month USD LIBOR + 6.000% 02/20/2038	4.772%	1,309,615	206,405
CMO Series 2009-64 Class SN
1-month USD LIBOR + 6.100% 07/16/2039	4.928%	632,359	74,718

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2017	125

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2009-67 Class SA
1-month USD LIBOR + 6.050% 08/16/2039	4.878%	404,537	56,464
CMO Series 2009-72 Class SM
1-month USD LIBOR + 6.250% 08/16/2039	5.078%	1,045,434	163,653
CMO Series 2009-81 Class SB
1-month USD LIBOR + 6.090% 09/20/2039	4.862%	1,266,213	175,080
CMO Series 2010-47 Class PX
1-month USD LIBOR + 6.700% 06/20/2037	5.472%	1,545,399	269,657
CMO Series 2011-75 Class SM
1-month USD LIBOR + 6.600% 05/20/2041	5.372%	739,534	139,605
Government National Mortgage Association(b)
CMO Series 2007-16 Class NS
1-month USD LIBOR + 23.275% 04/20/2037	18.978%	138,403	193,674
CMO Series 2012-H10 Class FA
1-month USD LIBOR + 0.550% 12/20/2061	1.626%	2,009,958	2,011,559
CMO Series 2012-H21 Class CF
1-month USD LIBOR + 0.700% 05/20/2061	1.776%	1,168,773	1,171,536
CMO Series 2012-H21 Class DF
1-month USD LIBOR + 0.650% 05/20/2061	1.726%	1,043,003	1,045,146
CMO Series 2012-H26 Class MA
1-month USD LIBOR + 0.550% 07/20/2062	1.626%	883,676	884,939
CMO Series 2012-H28 Class FA
1-month USD LIBOR + 0.580% 09/20/2062	1.656%	2,396,191	2,402,423
CMO Series 2012-H29 Class FA
1-month USD LIBOR + 0.515% 10/20/2062	1.591%	2,062,885	2,062,400
CMO Series 2012-H30 Class JA
1-month USD LIBOR + 0.480% 01/20/2060	1.556%	152,592	152,690
CMO Series 2012-H30 Class PA
1-month USD LIBOR + 0.450% 11/20/2059	1.526%	66,011	66,103
CMO Series 2013-H01 Class TA
1-month USD LIBOR + 0.500% 01/20/2063	1.576%	881,049	882,242
CMO Series 2013-H05 Class FB
1-month USD LIBOR + 0.400% 02/20/2062	1.631%	1,316,591	1,316,661
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-H07 Class GA
1-month USD LIBOR + 0.470% 03/20/2063	1.546%	2,122,778	2,117,958
CMO Series 2013-H07 Class HA
1-month USD LIBOR + 0.410% 03/20/2063	1.486%	1,421,231	1,414,947
CMO Series 2013-H09 Class GA
1-month USD LIBOR + 0.480% 04/20/2063	1.556%	2,421,223	2,416,305
CMO Series 2013-H09 Class SA
1-month USD LIBOR + 0.500% 04/20/2063	1.576%	3,032,252	3,027,354
CMO Series 2013-H21 Class FA
1-month USD LIBOR + 0.750% 09/20/2063	1.826%	4,053,751	4,080,574
CMO Series 2013-H21 Class FB
1-month USD LIBOR + 0.700% 09/20/2063	1.776%	4,215,997	4,237,085
Series 2015-H23 Class FB
1-month USD LIBOR + 0.520% 09/20/2065	1.596%	1,792,072	1,790,574
Series 2015-H26 Class FG
1-month USD LIBOR + 0.520% 10/20/2065	1.596%	920,232	919,454
Series 2015-H30 Class FE
1-month USD LIBOR + 0.600% 11/20/2065	1.676%	7,129,086	7,150,871
Government National Mortgage Association(k)
CMO Series 2008-1 Class PO
01/20/2038	0.000%	144,744	122,989
CMO Series 2010-14 Class AO
12/20/2032	0.000%	154,823	149,982
CMO Series 2010-157 Class OP
12/20/2040	0.000%	943,252	822,711
Government National Mortgage Association(f)
CMO Series 2010-107 Class IL
07/20/2039	6.000%	1,020,358	219,296
CMO Series 2010-144 Class BI
09/16/2037	4.000%	1,023,882	25,580
Government National Mortgage Association(d)
CMO Series 2010-H17 Class XQ
07/20/2060	5.243%	4,495,494	4,675,630
CMO Series 2011-137 Class WA
07/20/2040	5.554%	1,247,959	1,396,942
CMO Series 2012-141 Class WC
01/20/2042	3.710%	1,022,895	1,062,111
CMO Series 2013-54 Class WA
11/20/2042	4.734%	2,113,438	2,285,691

126	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-75 Class WA
06/20/2040	5.220%	729,306	800,429
Vendee Mortgage Trust
CMO Series 1998-2 Class 1G
06/15/2028	6.750%	337,482	384,348
Total Residential Mortgage-Backed Securities - Agency (Cost $719,644,178)			728,301,710

Residential Mortgage-Backed Securities - Non-Agency 1.9%

Ajax Mortgage Loan Trust(a),(d)
CMO Series 2015-B Class A
07/25/2060	3.875%	1,210,478	1,222,048
Ajax Mortgage Loan Trust(a)
CMO Series 2016-2 Class A
10/25/2056	4.125%	3,116,981	3,120,731
Angel Oak Mortgage Trust LLC(a)
Series 2015-1
11/25/2045	4.500%	369,906	369,409
ASG Resecuritization Trust(a),(d)
CMO Series 2009-3 Class A65
03/26/2037	2.838%	219,222	219,815
CMO Series 2011-1 Class 3A50
11/28/2035	3.535%	192,353	191,883
Asset-Backed Funding Certificates Trust(d)
CMO Series 2005-AG1 Class A4
06/25/2035	4.787%	409,134	420,227
Banc of America Funding Trust
CMO Series 2004-3 Class 1A1
10/25/2034	5.500%	133,704	137,361
Banc of America Mortgage Trust(d)
CMO Series 2004-C Class 2A2
04/25/2034	3.731%	133,442	134,207
BCAP LLC Trust(a),(d)
CMO Series 2010-RR12 Class 2A5
01/26/2036	3.414%	40,058	39,985
CMO Series 2010-RR7 Class 2A1
07/26/2045	3.208%	492,896	500,263
BCAP LLC Trust(a),(b)
CMO Series 2012-RR10 Class 1A1
1-month USD LIBOR + 0.230% 02/26/2037	1.464%	210,409	209,935
Bear Stearns Adjustable Rate Mortgage Trust(d)
CMO Series 2003-4 Class 3A1
07/25/2033	3.547%	80,995	81,554
CMO Series 2003-7 Class 6A
10/25/2033	3.455%	464,795	468,382
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bear Stearns Alt-A Trust(b)
CMO Series 2004-6 Class 1A
1-month USD LIBOR + 0.640% 07/25/2034	1.877%	447,985	446,634
CMO Series 2005-2 Class 1A1
1-month USD LIBOR + 0.500% 03/25/2035	1.716%	122,954	122,135
Bear Stearns Asset-Backed Securities Trust(b)
CMO Series 2003-SD1 Class A
1-month USD LIBOR + 0.900% 12/25/2033	2.116%	341,122	335,856
Chase Mortgage Finance Corp.(d)
CMO Series 2007-A1 Class 1A3
02/25/2037	3.582%	738,736	736,057
CMO Series 2007-A1 Class 2A1
02/25/2037	3.679%	288,527	291,130
CMO Series 2007-A1 Class 7A1
02/25/2037	3.588%	141,151	141,578
Citigroup Mortgage Loan Trust, Inc.
CMO Series 2003-1 Class 3A4
09/25/2033	5.250%	146,048	146,777
CMO Series 2005-2 Class 2A11
05/25/2035	5.500%	262,068	269,266
Citigroup Mortgage Loan Trust, Inc.(a),(d)
CMO Series 2009-10 Class 1A1
09/25/2033	3.305%	429,354	441,784
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2009-11 Class 3A1
05/25/2037	5.750%	85,224	86,214
Countrywide Home Loan Mortgage Pass-Through Trust
CMO Series 2004-13 Class 1A4
08/25/2034	5.500%	277,057	284,073
CMO Series 2004-3 Class A26
04/25/2034	5.500%	143,881	146,586
CMO Series 2004-5 Class 1A4
06/25/2034	5.500%	364,921	370,363
Credit Suisse First Boston Mortgage Securities Corp.
CMO Series 2003-21 Class 1A4
09/25/2033	5.250%	147,843	151,615
CMO Series 2004-5 Class 3A1
08/25/2019	5.250%	109,171	110,051
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
CMO Series 2003-27 Class 5A4
11/25/2033	5.250%	239,490	242,462
CMO Series 2004-4 Class 2A4
09/25/2034	5.500%	336,267	350,746
CMO Series 2004-8 Class 1A4
12/25/2034	5.500%	289,574	302,423

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2017	127

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse Mortgage Capital Certificates(a),(b)
CMO Series 2010-11R Class A6
1-month USD LIBOR + 1.000% 06/28/2047	2.234%	363,813	363,113
Credit Suisse Mortgage Capital Certificates(a),(d)
CMO Series 2010-17R Class 1A1
06/26/2036	3.322%	163,497	166,580
DBRR Trust(a),(d)
CMO Series 2015-LCM Class A2
06/10/2034	3.535%	3,152,000	3,118,389
DBRR Trust(a)
Series 2015-LCM Class A1
06/10/2034	2.998%	3,385,151	3,312,563
GMAC Mortgage Corp. Loan Trust(d)
CMO Series 2003-AR2 Class 2A4
12/19/2033	3.853%	422,905	419,468
GSMPS Mortgage Loan Trust(a),(b)
CMO Series 2005-RP3 Class 1AF
1-month USD LIBOR + 0.350% 09/25/2035	1.566%	852,180	740,739
GSMPS Mortgage Loan Trust(a),(d),(f)
CMO Series 2005-RP3 Class 1AS
09/25/2035	3.388%	660,439	63,598
GSR Mortgage Loan Trust
CMO Series 2003-7F Class 1A4
06/25/2033	5.250%	385,688	397,152
GSR Mortgage Loan Trust(b)
CMO Series 2005-5F Class 8A3
1-month USD LIBOR + 0.500% 06/25/2035	1.716%	23,918	22,684
HarborView Mortgage Loan Trust(d)
CMO Series 2004-3 Class 1A
05/19/2034	3.114%	1,523,643	1,553,540
Headlands Residential LLC(a),(d)
CMO Series 2017-RPL1 Class A
08/25/2022	3.875%	2,690,000	2,679,502
Homeowner Assistance Program Reverse Mortgage Loan Trust(a),(c)
CMO Series 2013-RM1 Class A
05/26/2053	4.000%	754,095	749,948
Impac CMB Trust(b)
CMO Series 2005-4 Class 2A1
1-month USD LIBOR + 0.600% 05/25/2035	1.624%	270,937	268,358
Impac Secured Assets CMN Owner Trust(d)
CMO Series 2003-3 Class A1
08/25/2033	4.874%	187,518	192,001
Impac Secured Assets Trust(b)
CMO Series 2006-1 Class 2A1
1-month USD LIBOR + 0.350% 05/25/2036	1.374%	229,466	218,053
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2006-2 Class 2A1
1-month USD LIBOR + 0.350% 08/25/2036	1.374%	286,535	280,276
JPMorgan Mortgage Trust(d)
CMO Series 2006-A2 Class 5A3
11/25/2033	3.321%	556,203	565,691
CMO Series 2007-A1 Class 5A5
07/25/2035	3.520%	446,882	461,052
MASTR Adjustable Rate Mortgages Trust(d)
CMO Series 2004-13 Class 2A1
04/21/2034	3.290%	313,348	320,459
CMO Series 2004-13 Class 3A7
11/21/2034	3.441%	604,660	619,207
MASTR Asset Securitization Trust(a)
CMO Series 2004-P7 Class A6
12/27/2033	5.500%	66,900	68,501
MASTR Seasoned Securities Trust
CMO Series 2004-2 Class A1
08/25/2032	6.500%	253,322	270,864
CMO Series 2004-2 Class A2
08/25/2032	6.500%	398,982	426,610
Merrill Lynch Mortgage Investors Trust(b)
CMO Series 2003-A Class 2A1
1-month USD LIBOR + 0.780% 03/25/2028	1.996%	228,787	226,909
CMO Series 2003-E Class A1
1-month USD LIBOR + 0.620% 10/25/2028	1.857%	628,134	613,235
CMO Series 2004-A Class A1
1-month USD LIBOR + 0.460% 04/25/2029	1.676%	574,692	553,592
CMO Series 2004-G Class A2
6-month USD LIBOR + 0.600% 01/25/2030	2.049%	173,068	169,280
Merrill Lynch Mortgage Investors Trust(d)
CMO Series 2004-1 Class 2A1
12/25/2034	3.141%	417,304	420,381
CMO Series 2004-A4 Class A2
08/25/2034	3.280%	482,048	492,083
Morgan Stanley Mortgage Loan Trust(d)
CMO Series 2004-3 Class 4A
04/25/2034	5.669%	370,035	390,100
Morgan Stanley Re-Remic Trust(a)
07/27/2049	0.250%	2,241,884	2,189,045
NACC Reperforming Loan Remic Trust(a)
CMO Series 2004-R2 Class A1
10/25/2034	6.500%	189,682	185,467

128	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NCUA Guaranteed Notes(b)
CMO Series 2010-R3 Class 1A
1-month USD LIBOR + 0.560% 12/08/2020	1.791%	667,982	669,352
NCUA Guaranteed Notes
CMO Series 2010-R3 Class 3A
12/08/2020	2.400%	165,599	165,994
Prime Mortgage Trust
CMO Series 2004-2 Class A2
11/25/2019	4.750%	115,996	116,153
RALI Trust
CMO Series 2004-QS3 Class CB
03/25/2019	5.000%	85,523	85,304
RBSSP Resecuritization Trust(a)
CMO Series 2009-1 Class 1A1
02/26/2036	6.500%	415,569	455,719
CMO Series 2009-2 Class 1A1
08/26/2037	7.000%	103,924	106,546
RBSSP Resecuritization Trust(a),(d)
CMO Series 2010-9 Class 3A1
10/26/2034	5.000%	26,861	26,941
Residential Asset Mortgage Products Trust
CMO Series 2004-SL2 Class A3
10/25/2031	7.000%	392,962	408,664
Residential Asset Securitization Trust(d)
CMO Series 2004-IP2 Class 1A1
12/25/2034	3.360%	407,285	414,652
Sequoia Mortgage Trust(b)
CMO Series 2003-1 Class 1A
1-month USD LIBOR + 0.760% 04/20/2033	1.996%	1,137,999	1,086,196
CMO Series 2003-8 Class A1
1-month USD LIBOR + 0.640% 01/20/2034	1.868%	944,224	918,179
CMO Series 2004-11 Class A1
1-month USD LIBOR + 0.600% 12/20/2034	1.828%	937,815	922,857
CMO Series 2004-12 Class A3
6-month USD LIBOR + 0.320% 01/20/2035	1.753%	335,838	311,481
Structured Adjustable Rate Mortgage Loan Trust(d)
CMO Series 2004-4 Class 5A
04/25/2034	3.477%	206,127	194,526
Structured Asset Mortgage Investments II Trust(b)
CMO Series 2004-AR5 Class 1A1
1-month USD LIBOR + 0.660% 10/19/2034	1.897%	617,740	595,039
CMO Series 2005-AR5 Class A3
1-month USD LIBOR + 0.250% 07/19/2035	1.737%	297,987	289,606
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Structured Asset Securities Corp.(d)
CMO Series 2004-4XS Class 1A5
02/25/2034	5.396%	492,657	501,544
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
CMO Series 2003-30 Class 1A5
10/25/2033	5.500%	373,852	375,135
CMO Series 2004-5H Class A4
12/25/2033	5.540%	563,877	578,043
Structured Asset Securities Corp. Mortgage Pass-Through Certificates(d)
CMO Series 2003-34A Class 3A3
11/25/2033	3.363%	855,049	860,934
CMO Series 2003-40A Class 3A2
01/25/2034	3.336%	434,448	435,271
CMO Series 2004-6XS Class A5A
03/25/2034	5.722%	342,682	344,504
CMO Series 2004-6XS Class A5B (AMBAC)
03/25/2034	5.722%	411,218	418,417
Thornburg Mortgage Securities Trust(d)
CMO Series 2004-4 Class 3A
12/25/2044	2.660%	314,900	315,762
US Residential Opportunity Fund III Trust(a)
CMO Series 2016-1III Class A
07/27/2036	3.475%	1,454,506	1,454,963
Vericrest Opportunity Loan Transferee(a),(d)
CMO Series 2014-NP11 Class A1
04/25/2055	3.875%	156,172	156,228
Vericrest Opportunity Loan Transferee LIX LLC(a)
CMO Series 2017-NPL6 Class A1
05/25/2047	3.250%	750,480	750,594
Vericrest Opportunity Loan Transferee LVI LLC(a)
CMO Series 2017-NPL3 Class A1
03/25/2047	3.500%	1,571,824	1,575,216
Vericrest Opportunity Loan Transferee LVII LLC(a)
CMO Series 2017-NPL4 Class A1
04/25/2047	3.375%	1,390,000	1,397,578
Vericrest Opportunity Loan Transferee LVIII LLC(a)
CMO Series 2017-NPL5 Class A1
05/28/2047	3.375%	1,120,674	1,127,677
Vericrest Opportunity Loan Transferee LX LLC(a)
CMO Series 2017-NPL7 Class A1
04/25/2059	3.250%	1,156,942	1,158,573
Vericrest Opportunity Loan Transferee LXI LLC(a),(d)
CMO Series 2017-NPL8 Class A1
06/25/2047	3.125%	1,438,673	1,442,357
VML LLC(a)
CMO Series 2014-NPL1 Class A1
04/27/2054	3.875%	26,198	26,212

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2017	129

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WaMu Mortgage Pass-Through Certificates Trust(d)
CMO Series 2003-AR11 Class A6
10/25/2033	3.265%	597,006	602,789
CMO Series 2003-AR5 Class A7
06/25/2033	3.061%	255,251	259,522
CMO Series 2003-AR6 Class A1
06/25/2033	3.227%	287,050	288,926
CMO Series 2003-AR7 Class A7
08/25/2033	3.127%	382,745	386,365
CMO Series 2004-AR3 Class A2
06/25/2034	3.143%	219,506	223,310
WaMu Mortgage Pass-Through Certificates Trust
CMO Series 2004-CB3 Class 4A
10/25/2019	6.000%	77,404	79,145
CMO Series 2004-S3 Class 1A5
07/25/2034	5.000%	86,121	88,103
Washington Mutual MSC Mortgage Pass-Through Certificates Trust
CMO Series 2003-MS2 Class 1A1
02/25/2033	5.750%	128,900	131,064
Wells Fargo Mortgage-Backed Securities Trust(d)
CMO Series 2003-J Class 2A1
10/25/2033	3.379%	114,285	115,748
CMO Series 2003-L Class 2A1
11/25/2033	2.947%	177,539	175,216
CMO Series 2004-EE Class 2A1
12/25/2034	3.328%	55,880	56,700
CMO Series 2004-G Class A3
06/25/2034	3.355%	62,312	62,772
CMO Series 2004P Class 2A1
09/25/2034	3.536%	706,883	723,195
CMO Series 2004-U Class A1
10/25/2034	3.490%	633,512	635,810
CMO Series 2004-W Class A9
11/25/2034	3.107%	462,499	470,216
CMO Series 2005-AR3 Class 1A1
03/25/2035	3.396%	1,811,169	1,857,846
CMO Series 2005-AR8 Class 2A1
06/25/2035	3.369%	95,925	98,017
CMO Series 2005-AR9 Class 2A1
10/25/2033	3.530%	211,879	213,874
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2004-4 Class A9
05/25/2034	5.500%	327,455	333,583
CMO Series 2005-14 Class 1A1
12/25/2035	5.500%	248,635	256,267
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
World Financial Network Credit Card Master Trust
CMO Series 2017-A Class A
03/15/2024	2.120%	1,962,000	1,956,121
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $62,091,874)			63,310,796

U.S. Government & Agency Obligations 2.0%

Federal Home Loan Banks
10/24/2029	4.000%	1,600,000	1,757,933
07/15/2036	5.500%	2,000,000	2,705,294
Federal National Mortgage Association(g)
STRIPS
05/15/2030	0.000%	3,750,000	2,534,621
Subordinated
10/09/2019	0.000%	10,015,000	9,651,335
Financing Corp.(g)
STRIPS
05/11/2018	0.000%	3,600,000	3,565,469
Israel Government AID Bond(g)
11/15/2023	0.000%	1,316,000	1,102,347
11/01/2024	0.000%	6,135,000	5,040,130
02/15/2025	0.000%	2,250,000	1,806,521
02/15/2025	0.000%	2,000,000	1,597,854
08/15/2025	0.000%	2,500,000	1,975,965
11/15/2026	0.000%	1,500,000	1,119,287
Israel Government AID Bond
09/18/2033	5.500%	1,000,000	1,326,320
Private Export Funding Corp.
05/15/2022	2.800%	1,500,000	1,548,383
Residual Funding Corp.(g)
STRIPS
10/15/2019	0.000%	9,545,000	9,223,944
10/15/2020	0.000%	7,500,000	7,096,297
01/15/2021	0.000%	1,995,000	1,877,068
Resolution Funding Corp.(g)
01/15/2026	0.000%	535,000	419,613
10/15/2027	0.000%	470,000	344,234
Tennessee Valley Authority
04/01/2036	5.880%	500,000	688,318
09/15/2039	5.250%	2,370,000	3,113,791
09/15/2065	4.250%	2,258,000	2,565,020
Tennessee Valley Authority(g)
STRIPS
11/01/2025	0.000%	8,500,000	6,800,858
06/15/2035	0.000%	750,000	404,804
Total U.S. Government & Agency Obligations (Cost $66,960,976)			68,265,406

130	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2017 (Unaudited)
U.S. Treasury Obligations 25.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
11/15/2017	4.250%	1,000,000	1,003,847
08/31/2018	1.500%	4,400,000	4,405,844
11/30/2018	1.250%	14,000,000	13,977,953
04/30/2019	1.250%	42,431,000	42,314,978
05/31/2019	1.250%	36,354,000	36,244,850
06/30/2019	1.000%	1,500,000	1,488,829
06/30/2019	1.250%	5,524,000	5,505,067
02/15/2020	8.500%	500,000	581,739
05/15/2020	1.500%	18,028,000	17,994,206
05/15/2020	3.500%	28,000,000	29,395,468
05/31/2020	1.500%	6,043,000	6,030,287
06/30/2020	1.625%	1,200,000	1,201,125
07/31/2020	1.625%	4,626,000	4,629,253
08/15/2020	1.500%	14,044,000	14,002,809
08/15/2020	2.625%	5,650,000	5,811,177
08/31/2020	2.125%	4,000,000	4,057,732
09/15/2020	1.375%	51,743,000	51,387,331
11/15/2020	2.625%	2,900,000	2,985,368
12/31/2020	1.750%	2,909,000	2,914,794
02/15/2021	3.625%	6,600,000	7,019,071
05/15/2021	3.125%	7,000,000	7,341,312
10/31/2021	2.000%	1,500,000	1,510,938
12/31/2021	2.125%	2,000,000	2,022,696
01/31/2022	1.500%	1,000,000	985,150
04/30/2022	1.875%	96,329,000	96,240,583
08/31/2022	1.625%	808,000	796,969
08/15/2023	2.500%	3,350,000	3,436,102
02/29/2024	2.125%	1,300,000	1,301,106
08/31/2024	1.875%	7,331,000	7,199,984
11/15/2026	2.000%	116,000	113,057
02/15/2027	2.250%	42,001,000	41,753,046
05/15/2027	2.375%	10,492,000	10,536,699
08/15/2027	2.250%	44,390,000	44,072,294
02/15/2037	4.750%	2,000,000	2,656,041
05/15/2037	5.000%	2,500,000	3,416,837
02/15/2039	3.500%	7,500,000	8,471,703
05/15/2039	4.250%	3,000,000	3,754,011
08/15/2039	4.500%	7,500,000	9,700,238
05/15/2040	4.375%	1,000,000	1,274,965
11/15/2040	4.250%	4,500,000	5,648,743
11/15/2041	3.125%	4,640,000	4,911,898
08/15/2042	2.750%	4,500,000	4,449,109
02/15/2043	3.125%	2,000,000	2,111,260
08/15/2043	3.625%	1,500,000	1,721,963
11/15/2046	2.875%	24,920,000	25,012,266
02/15/2047	3.000%	8,179,000	8,414,487
05/15/2047	3.000%	17,723,000	18,239,959
08/15/2047	2.750%	19,513,000	19,094,714
U.S. Treasury(h)
09/30/2019	1.375%	25,842,000	25,790,954
09/30/2022	1.875%	15,706,000	15,668,151
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(g)
STRIPS
08/15/2019	0.000%	1,410,000	1,371,500
02/15/2020	0.000%	5,030,000	4,847,012
08/15/2020	0.000%	11,295,000	10,782,313
02/15/2021	0.000%	28,185,000	26,592,988
05/15/2021	0.000%	22,965,000	21,559,291
08/15/2021	0.000%	19,045,000	17,772,854
11/15/2021	0.000%	6,245,000	5,790,286
02/15/2022	0.000%	3,790,000	3,487,984
05/15/2022	0.000%	9,005,000	8,230,781
08/15/2022	0.000%	2,500,000	2,270,215
11/15/2022	0.000%	3,750,000	3,380,713
02/15/2023	0.000%	20,665,000	18,498,404
05/15/2023	0.000%	9,500,000	8,445,352
08/15/2023	0.000%	1,500,000	1,323,633
11/15/2023	0.000%	1,300,000	1,139,379
02/15/2024	0.000%	1,350,000	1,174,816
08/15/2024	0.000%	1,000,000	858,281
11/15/2024	0.000%	4,500,000	3,834,844
02/15/2025	0.000%	1,000,000	845,977
05/15/2025	0.000%	2,500,000	2,100,586
02/15/2026	0.000%	500,000	410,723
08/15/2026	0.000%	1,452,000	1,176,233
08/15/2027	0.000%	4,200,000	3,303,398
05/15/2028	0.000%	1,660,000	1,277,357
08/15/2028	0.000%	3,200,000	2,444,500
11/15/2028	0.000%	1,700,000	1,287,617
11/15/2029	0.000%	2,600,000	1,910,594
08/15/2030	0.000%	6,250,000	4,482,178
02/15/2031	0.000%	6,600,000	4,664,086
08/15/2031	0.000%	3,800,000	2,638,773
11/15/2031	0.000%	6,640,000	4,574,078
02/15/2032	0.000%	6,875,000	4,700,244
08/15/2032	0.000%	1,500,000	1,009,512
11/15/2032	0.000%	10,450,000	6,971,701
02/15/2033	0.000%	9,850,000	6,522,162
08/15/2033	0.000%	4,000,000	2,605,625
11/15/2033	0.000%	7,400,000	4,780,227
02/15/2034	0.000%	4,400,000	2,819,781
05/15/2034	0.000%	2,400,000	1,525,406
08/15/2034	0.000%	8,375,000	5,283,120
11/15/2034	0.000%	1,850,000	1,157,262
02/15/2035	0.000%	4,210,000	2,614,311
05/15/2035	0.000%	3,050,000	1,878,609
Total U.S. Treasury Obligations (Cost $837,977,586)			844,943,669

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2017	131

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2017 (Unaudited)
Money Market Funds 3.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(m),(n)	121,445,136	121,445,136
Total Money Market Funds (Cost $121,445,136)		121,445,136
Total Investments (Cost: $3,465,960,152)		3,512,357,399
Other Assets & Liabilities, Net		(179,871,494)
Net Assets		3,332,485,905
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2017, the value of these securities amounted to $594,610,648, which represents 17.84% of net assets.
(b)	Variable rate security.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents a variable rate security where the coupon rate adjusts periodically using the weighted average coupon of the underlying mortgages.
(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2017, the value of these securities amounted to $346,083, which represents 0.01% of net assets.
(f)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(g)	Zero coupon bond.
(h)	Represents a security purchased on a when-issued basis.
(i)	Represents a step bond where the coupon rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter.
(j)	Principal and interest may not be guaranteed by the government.
(k)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(l)	Represents a security purchased on a forward commitment basis.
(m)	The rate shown is the seven-day current annualized yield at September 30, 2017.
(n)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	29,215,651	1,160,695,837	(1,068,466,352)	121,445,136	7,457	—	599,305	121,445,136
Abbreviation Legend
AID	Agency for International Development
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
CMO	Collateralized Mortgage Obligation
STRIPS	Separate Trading of Registered Interest and Principal Securities
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
132	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Non-Agency	—	407,588,651	25,092,774	—	432,681,425
Commercial Mortgage-Backed Securities - Agency	—	248,497,616	—	—	248,497,616
Commercial Mortgage-Backed Securities - Non-Agency	—	114,445,309	6,873,021	—	121,318,330
Corporate Bonds & Notes	—	810,811,455	3,716,567	—	814,528,022
Foreign Government Obligations	—	51,843,968	—	—	51,843,968
Inflation-Indexed Bonds	—	2,462,207	—	—	2,462,207
Municipal Bonds	—	14,759,114	—	—	14,759,114
Residential Mortgage-Backed Securities - Agency	—	728,301,710	—	—	728,301,710
Residential Mortgage-Backed Securities - Non-Agency	—	62,560,848	749,948	—	63,310,796
U.S. Government & Agency Obligations	—	68,265,406	—	—	68,265,406
Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2017	133

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
U.S. Treasury Obligations	630,598,963	214,344,706	—	—	844,943,669
Money Market Funds	—	—	—	121,445,136	121,445,136
Total Investments	630,598,963	2,723,880,990	36,432,310	121,445,136	3,512,357,399
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end.
Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, Management concluded that the market input(s) were generally unobservable.
Transfers between Levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Investments in securities	Balance as of 12/31/2016 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 09/30/2017 ($)
Asset-Backed Securities — Non-Agency	31,516,929	(41,627)	(387,924)	387,082	6,844,111	(15,901,849)	5,409,896	(2,733,844)	25,092,774
Commercial Mortgage-Backed Securities — Non-Agency	7,752,723	(166,915)	(265,351)	290,927	—	(738,363)	—	—	6,873,021
Corporate Bonds & Notes	4,114,628	202	14,788	15,726	176,387	(605,164)	—	—	3,716,567
Residential Mortgage-Backed Securities — Non-Agency	10,482,326	(3,208)	17,145	1,846	—	(2,909,506)	—	(6,838,655)	749,948
Total	53,866,606	(211,548)	(621,342)	695,581	7,020,498	(20,154,882)	5,409,896	(9,572,499)	36,432,310
(a) Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2017 was $128,694, which is comprised of Asset-Backed Securities — Non-Agency of $92,626, Commercial Mortgage-Backed Securities — Non-Agency of $20,721, Corporate Bonds & Notes of $15,726 and Residential Mortgage-Backed Securities — Non-Agency of $(379).
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate, residential, commercial and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
134	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2017

Portfolio of Investments
Variable Portfolio – Partners Small Cap Growth Fund, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.2%
Issuer	Shares	Value ($)
Consumer Discretionary 12.3%
Auto Components 1.4%
Cooper-Standard Holding, Inc.(a)	21,590	2,503,792
Gentherm, Inc.(a)	49,275	1,830,566
LCI Industries	16,410	1,901,099
Visteon Corp.(a)	22,326	2,763,289
Total		8,998,746
Diversified Consumer Services 0.9%
Chegg, Inc.(a)	95,000	1,409,800
Grand Canyon Education, Inc.(a)	29,590	2,687,364
Sotheby’s (a)	40,454	1,865,334
Total		5,962,498
Hotels, Restaurants & Leisure 3.5%
Dave & Buster’s Entertainment, Inc.(a)	33,900	1,779,072
Habit Restaurants, Inc. (The), Class A(a)	88,420	1,153,881
Hilton Grand Vacations, Inc.(a)	75,968	2,934,644
Pinnacle Entertainment, Inc.(a)	93,879	2,000,561
Planet Fitness, Inc., Class A	243,653	6,573,758
Playa Hotels & Resorts NV(a)	129,020	1,345,679
Texas Roadhouse, Inc.	91,421	4,492,428
Wingstop, Inc.	59,560	1,980,370
Total		22,260,393
Household Durables 1.0%
iRobot Corp.(a)	31,209	2,404,966
La-Z-Boy, Inc.	66,902	1,799,664
TopBuild Corp.(a)	32,919	2,145,331
Total		6,349,961
Internet & Direct Marketing Retail 0.8%
Nutrisystem, Inc.	63,468	3,547,861
Shutterfly, Inc.(a)	30,382	1,472,919
Total		5,020,780
Leisure Products 0.8%
MCBC Holdings, Inc.(a)	77,814	1,585,849
Nautilus, Inc.(a)	199,672	3,374,457
Total		4,960,306
Media 0.4%
Nexstar Broadcasting Group, Inc., Class A	43,000	2,678,900
Common Stocks (continued)
Issuer	Shares	Value ($)
Multiline Retail 0.5%
Ollie’s Bargain Outlet Holdings, Inc.(a)	65,430	3,035,952
Specialty Retail 2.7%
Camping World Holdings, Inc., Class A	31,800	1,295,532
Five Below, Inc.(a)	122,825	6,740,636
Floor & Decor Holdings, Inc.(a)	46,128	1,795,763
Francesca’s Holdings Corp.(a)	98,434	724,474
Lithia Motors, Inc., Class A	38,930	4,683,669
MarineMax, Inc.(a)	94,466	1,563,412
Total		16,803,486
Textiles, Apparel & Luxury Goods 0.3%
Steven Madden Ltd.(a)	43,025	1,862,982
Total Consumer Discretionary		77,934,004
Consumer Staples 1.4%
Beverages 0.3%
Coca-Cola Bottling Co. Consolidated	8,886	1,917,155
Food & Staples Retailing 0.8%
Casey’s General Stores, Inc.	29,417	3,219,691
PriceSmart, Inc.	19,117	1,706,192
Total		4,925,883
Food Products 0.3%
Darling Ingredients, Inc.(a)	102,572	1,797,061
Total Consumer Staples		8,640,099
Energy 1.8%
Energy Equipment & Services 0.5%
McDermott International, Inc.(a)	203,210	1,477,337
Nabors Industries Ltd.	221,728	1,789,345
Total		3,266,682
Oil, Gas & Consumable Fuels 1.3%
Matador Resources Co.(a)	45,394	1,232,447
Oasis Petroleum, Inc.(a)	350,074	3,192,675
PDC Energy, Inc.(a)	39,614	1,942,274
RSP Permian, Inc.(a)	52,305	1,809,230
Total		8,176,626
Total Energy		11,443,308

Variable Portfolio – Partners Small Cap Growth Fund | Quarterly Report 2017	135

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 5.0%
Banks 1.4%
Customers Bancorp, Inc.(a)	59,593	1,943,924
Enterprise Financial Services Corp.	59,215	2,507,755
Great Western Bancorp, Inc.	48,601	2,006,249
QCR Holdings, Inc.	59,310	2,698,605
Total		9,156,533
Capital Markets 1.4%
Evercore, Inc., Class A	33,410	2,681,153
Financial Engines, Inc.	75,580	2,626,405
MarketAxess Holdings, Inc.	9,361	1,727,198
Stifel Financial Corp.	39,090	2,089,751
Total		9,124,507
Insurance 1.0%
CNO Financial Group, Inc.	77,134	1,800,307
Employers Holdings, Inc.	37,097	1,686,059
Kinsale Capital Group, Inc.	65,500	2,827,635
Total		6,314,001
Mortgage Real Estate Investment Trusts (REITS) 0.3%
Redwood Trust, Inc.	99,665	1,623,543
Thrifts & Mortgage Finance 0.9%
LendingTree, Inc.(a)	21,977	5,372,278
Total Financials		31,590,862
Health Care 23.5%
Biotechnology 5.7%
Akebia Therapeutics, Inc.(a)	72,005	1,416,338
Clovis Oncology, Inc.(a)	46,208	3,807,539
Cytokinetics, Inc.(a)	98,132	1,422,914
Emergent Biosolutions, Inc.(a)	50,931	2,060,159
Exact Sciences Corp.(a)	79,250	3,734,260
Genomic Health, Inc.(a)	45,431	1,457,881
Halozyme Therapeutics, Inc.(a)	128,416	2,230,586
Ironwood Pharmaceuticals, Inc.(a)	73,214	1,154,585
Ligand Pharmaceuticals, Inc.(a)	55,166	7,510,851
MiMedx Group, Inc.(a)	150,418	1,786,966
Repligen Corp.(a)	85,700	3,284,024
Sage Therapeutics, Inc.(a)	10,000	623,000
Sarepta Therapeutics(a)	21,954	995,833
Common Stocks (continued)
Issuer	Shares	Value ($)
Spark Therapeutics, Inc.(a)	23,537	2,098,559
TG Therapeutics, Inc.(a)	69,796	827,083
Vanda Pharmaceuticals, Inc.(a)	87,190	1,560,701
Total		35,971,279
Health Care Equipment & Supplies 9.1%
Analogic Corp.	23,711	1,985,796
Cantel Medical Corp.	51,891	4,886,575
Cardiovascular Systems, Inc.(a)	56,410	1,587,942
Cutera, Inc.(a)	79,010	3,267,063
Glaukos Corp.(a)	43,008	1,419,264
Heska Corp.(a)	13,340	1,175,121
ICU Medical, Inc.(a)	17,418	3,237,135
Inogen, Inc.(a)	79,620	7,571,862
Integra LifeSciences Holdings Corp.(a)	91,670	4,627,502
iRhythm Technologies, Inc.(a)	103,196	5,353,808
K2M Group Holdings, Inc.(a)	67,579	1,433,351
Masimo Corp.(a)	22,148	1,917,131
Merit Medical Systems, Inc.(a)	153,284	6,491,577
Nevro Corp.(a)	55,476	5,041,659
NxStage Medical, Inc.(a)	82,977	2,290,165
OraSure Technologies, Inc.(a)	95,473	2,148,143
Penumbra, Inc.(a)	32,087	2,897,456
Total		57,331,550
Health Care Providers & Services 3.9%
Acadia Healthcare Co., Inc.(a)	46,690	2,229,914
Amedisys, Inc.(a)	29,594	1,656,080
HealthEquity, Inc.(a)	95,977	4,854,517
LHC Group, Inc.(a)	49,488	3,509,689
Magellan Health, Inc.(a)	21,768	1,878,578
Surgery Partners, Inc.(a)	213,840	2,213,244
Teladoc, Inc.(a)	152,501	5,055,408
Tivity Health, Inc.(a)	79,147	3,229,198
Total		24,626,628
Health Care Technology 0.9%
Medidata Solutions, Inc.(a)	30,521	2,382,469
Vocera Communications, Inc.(a)	102,576	3,217,809
Total		5,600,278

136	Variable Portfolio – Partners Small Cap Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 1.8%
Cambrex Corp.(a)	53,359	2,934,745
Charles River Laboratories International, Inc.(a)	34,037	3,676,677
INC Research Holdings, Inc. Class A(a)	59,449	3,109,183
Pra Health Sciences, Inc.(a)	26,030	1,982,705
Total		11,703,310
Pharmaceuticals 2.1%
Dova Pharmaceuticals, Inc.(a)	49,269	1,196,251
Innoviva, Inc.(a)	117,123	1,653,777
Kala Pharmaceuticals, Inc.(a)	24,600	561,864
Nektar Therapeutics(a)	60,508	1,452,192
Pacira Pharmaceuticals, Inc.(a)	39,741	1,492,275
Phibro Animal Health Corp., Class A	42,530	1,575,736
Reata Pharmaceuticals, Inc., Class A(a)	32,043	996,537
Supernus Pharmaceuticals, Inc.(a)	78,985	3,159,400
Zogenix, Inc.(a)	38,272	1,341,434
Total		13,429,466
Total Health Care		148,662,511
Industrials 19.7%
Aerospace & Defense 1.6%
Axon Enterprise, Inc.(a)	103,106	2,337,413
Curtiss-Wright Corp.	30,391	3,177,075
HEICO Corp.	8,645	776,407
Mercury Systems, Inc.(a)	76,109	3,948,535
Total		10,239,430
Air Freight & Logistics 0.3%
HUB Group, Inc., Class A(a)	42,686	1,833,364
Airlines 0.5%
Skywest, Inc.	71,560	3,141,484
Building Products 2.3%
American Woodmark Corp.(a)	18,479	1,778,604
Apogee Enterprises, Inc.	54,770	2,643,200
Builders FirstSource, Inc.(a)	131,613	2,367,718
JELD-WEN Holding, Inc.(a)	30,700	1,090,464
NCI Building Systems, Inc.(a)	99,770	1,556,412
Quanex Building Products Corp.	150,353	3,450,601
Simpson Manufacturing Co., Inc.	34,547	1,694,185
Total		14,581,184
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 1.6%
ACCO Brands Corp.(a)	268,199	3,191,568
Advanced Disposal Services, Inc.(a)	90,000	2,267,100
Deluxe Corp.	40,039	2,921,246
Herman Miller, Inc.	53,759	1,929,948
Total		10,309,862
Construction & Engineering 2.4%
Comfort Systems U.S.A., Inc.	51,206	1,828,054
Dycom Industries, Inc.(a)	43,570	3,741,792
Granite Construction, Inc.	105,687	6,124,562
MasTec, Inc.(a)	75,836	3,518,790
Total		15,213,198
Electrical Equipment 0.5%
Regal Beloit Corp.	37,521	2,964,159
Machinery 5.0%
Chart Industries, Inc.(a)	43,728	1,715,449
Greenbrier Companies, Inc. (The)	36,187	1,742,404
John Bean Technologies Corp.	91,529	9,253,582
Kennametal, Inc.	72,430	2,921,826
Milacron Holdings Corp.(a)	135,130	2,278,292
Mueller Water Products, Inc., Class A	123,230	1,577,344
Proto Labs, Inc.(a)	24,641	1,978,672
REV Group, Inc.	42,940	1,234,954
Rexnord Corp.(a)	123,360	3,134,578
SPX FLOW, Inc.(a)	50,726	1,955,995
Wabash National Corp.	89,752	2,048,141
Watts Water Technologies, Inc., Class A	29,061	2,011,021
Total		31,852,258
Professional Services 3.4%
ICF International, Inc.(a)	35,767	1,929,629
Insperity, Inc.	22,879	2,013,352
Korn/Ferry International	53,551	2,111,516
On Assignment, Inc.(a)	143,110	7,682,145
TriNet Group, Inc.(a)	56,290	1,892,470
Wageworks, Inc.(a)	96,009	5,827,746
Total		21,456,858

Variable Portfolio – Partners Small Cap Growth Fund | Quarterly Report 2017	137

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 0.9%
Daseke, Inc.(a)	61,559	803,345
Knight-Swift Transportation Holdings, Inc.(a)	78,311	3,253,822
Werner Enterprises, Inc.	53,841	1,967,889
Total		6,025,056
Trading Companies & Distributors 1.2%
Beacon Roofing Supply, Inc.(a)	108,997	5,586,096
BMC Stock Holdings, Inc.(a)	83,440	1,781,444
Total		7,367,540
Total Industrials		124,984,393
Information Technology 29.1%
Communications Equipment 1.5%
Ciena Corp.(a)	78,937	1,734,246
Extreme Networks, Inc.(a)	161,868	1,924,611
Lumentum Holdings, Inc.(a)	43,107	2,342,865
Oclaro, Inc.(a)	272,802	2,354,281
Quantenna Communications, Inc.(a)	54,747	920,297
Total		9,276,300
Electronic Equipment, Instruments & Components 3.4%
Belden, Inc.	34,157	2,750,663
Coherent, Inc.(a)	12,344	2,902,938
II-VI, Inc.(a)	41,540	1,709,371
Itron, Inc.(a)	29,437	2,279,896
Littelfuse, Inc.	18,510	3,625,739
Methode Electronics, Inc.	40,096	1,698,065
Rogers Corp.(a)	18,835	2,510,329
TTM Technologies, Inc.(a)	249,751	3,838,673
Total		21,315,674
Internet Software & Services 7.0%
2U, Inc.(a)	70,470	3,949,139
Carbonite, Inc.(a)	86,688	1,907,136
Cloudera, Inc.(a)	20,520	341,042
Cornerstone OnDemand, Inc.(a)	84,032	3,412,540
Coupa Software, Inc.(a)	48,656	1,515,634
Envestnet, Inc.(a)	98,123	5,004,273
Five9, Inc.(a)	322,782	7,714,490
GrubHub, Inc.(a)	15,860	835,188
LogMeIn, Inc.	30,250	3,329,012
Common Stocks (continued)
Issuer	Shares	Value ($)
MINDBODY, Inc., Class A(a)	99,743	2,578,357
Q2 Holdings, Inc.(a)	178,408	7,430,693
Shutterstock, Inc.(a)	31,847	1,060,187
SPS Commerce, Inc.(a)	22,554	1,279,037
Wix.com Ltd.(a)	30,210	2,170,588
Yelp, Inc.(a)	47,247	2,045,795
Total		44,573,111
IT Services 2.6%
Blackhawk Network Holdings, Inc.(a)	42,251	1,850,594
Euronet Worldwide, Inc.(a)	26,578	2,519,329
InterXion Holding NV(a)	135,920	6,922,406
Travelport Worldwide Ltd.	128,060	2,010,542
WNS Holdings Ltd., ADR(a)	91,891	3,354,021
Total		16,656,892
Semiconductors & Semiconductor Equipment 5.4%
Brooks Automation, Inc.	74,963	2,275,877
Cavium, Inc.(a)	40,730	2,685,736
Cypress Semiconductor Corp.	242,182	3,637,574
Entegris, Inc.(a)	101,370	2,924,524
Formfactor, Inc.(a)	101,262	1,706,265
MaxLinear, Inc., Class A(a)	82,785	1,966,144
Microsemi Corp.(a)	97,583	5,023,573
Monolithic Power Systems, Inc.	37,020	3,944,481
Nanometrics, Inc.(a)	60,521	1,743,005
Rudolph Technologies, Inc.(a)	73,704	1,938,415
Semtech Corp.(a)	110,679	4,155,996
Silicon Laboratories, Inc.(a)	26,597	2,125,100
Total		34,126,690
Software 9.2%
Barracuda Networks, Inc.(a)	75,719	1,834,671
Blackline, Inc.(a)	44,529	1,519,329
Callidus Software, Inc.(a)	76,115	1,876,235
CommVault Systems, Inc.(a)	77,652	4,721,242
CyberArk Software Ltd.(a)	32,390	1,327,990
Everbridge, Inc.(a)	103,499	2,734,444
FireEye, Inc.(a)	162,055	2,717,662
Gigamon, Inc.(a)	113,704	4,792,624
HubSpot, Inc.(a)	51,571	4,334,543

138	Variable Portfolio – Partners Small Cap Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Paycom Software, Inc.(a)	27,450	2,057,652
Paylocity Holding Corp.(a)	34,870	1,702,353
Proofpoint, Inc.(a)	77,140	6,728,151
PROS Holdings, Inc.(a)	124,835	3,012,269
Qualys, Inc.(a)	40,415	2,093,497
Rapid7, Inc.(a)	56,129	987,870
RealPage, Inc.(a)	81,232	3,241,157
RingCentral, Inc., Class A(a)	62,760	2,620,230
Talend SA ADR(a)	85,695	3,508,353
Ultimate Software Group, Inc. (The)(a)	13,691	2,595,814
Varonis Systems, Inc.(a)	41,078	1,721,168
Verint Systems, Inc.(a)	42,046	1,759,625
Total		57,886,879
Total Information Technology		183,835,546
Materials 3.1%
Chemicals 1.6%
Ferro Corp.(a)	226,971	5,061,453
Kraton Performance Polymers, Inc.(a)	52,418	2,119,784
PQ Group Holdings, Inc.(a)	34,800	600,300
Trinseo SA	31,415	2,107,947
Total		9,889,484
Construction Materials 0.5%
Summit Materials, Inc., Class A(a)	107,738	3,450,848
Metals & Mining 0.3%
Commercial Metals Co.	99,823	1,899,632
Paper & Forest Products 0.7%
Boise Cascade Co.(a)	66,633	2,325,491
Louisiana-Pacific Corp.(a)	80,835	2,189,012
Total		4,514,503
Total Materials		19,754,467
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 1.7%
Equity Real Estate Investment Trusts (REITS) 1.7%
American Assets Trust, Inc.	39,088	1,554,530
Coresite Realty Corp.	26,569	2,973,071
DiamondRock Hospitality Co.	149,521	1,637,255
Hersha Hospitality Trust	78,464	1,464,923
Rexford Industrial Realty, Inc.	105,287	3,013,314
Total		10,643,093
Total Real Estate		10,643,093
Telecommunication Services 0.3%
Diversified Telecommunication Services 0.3%
Cogent Communications Holdings, Inc.	40,667	1,988,616
Total Telecommunication Services		1,988,616
Utilities 0.3%
Gas Utilities 0.3%
Southwest Gas Corp.	22,438	1,741,638
Total Utilities		1,741,638
Total Common Stocks (Cost $528,385,323)		621,218,537

Money Market Funds 2.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(b),(c)	14,760,052	14,760,052
Total Money Market Funds (Cost $14,760,010)		14,760,052
Total Investments (Cost: $543,145,333)		635,978,589
Other Assets & Liabilities, Net		(3,274,821)
Net Assets		632,703,768

Variable Portfolio – Partners Small Cap Growth Fund | Quarterly Report 2017	139

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, September 30, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	15,800,110	172,003,396	(173,043,454)	14,760,052	107	106	104,652	14,760,052
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
140	Variable Portfolio – Partners Small Cap Growth Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	77,934,004	—	—	—	77,934,004
Consumer Staples	8,640,099	—	—	—	8,640,099
Energy	11,443,308	—	—	—	11,443,308
Financials	31,590,862	—	—	—	31,590,862
Health Care	148,662,511	—	—	—	148,662,511
Industrials	124,984,393	—	—	—	124,984,393
Information Technology	183,835,546	—	—	—	183,835,546
Materials	19,754,467	—	—	—	19,754,467
Real Estate	10,643,093	—	—	—	10,643,093
Telecommunication Services	1,988,616	—	—	—	1,988,616
Utilities	1,741,638	—	—	—	1,741,638
Total Common Stocks	621,218,537	—	—	—	621,218,537
Money Market Funds	—	—	—	14,760,052	14,760,052
Total Investments	621,218,537	—	—	14,760,052	635,978,589
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
Variable Portfolio – Partners Small Cap Growth Fund | Quarterly Report 2017	141

Portfolio of Investments
Variable Portfolio – Pyramis® International Equity Fund, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 95.7%
Issuer	Shares	Value ($)
Australia 6.4%
Australia and New Zealand Banking Group Ltd.	579,504	13,498,729
BHP Billiton Ltd.	568,220	11,523,384
Challenger Ltd.	1,173,753	11,505,441
Commonwealth Bank of Australia	340,377	20,154,828
CSL Ltd.	181,056	19,060,344
Incitec Pivot Ltd.	2,720,871	7,708,568
Insurance Australia Group Ltd.	2,447,827	12,259,666
James Hardie Industries PLC	444,818	6,208,535
LendLease Group	594,764	8,379,775
Macquarie Group Ltd.	247,486	17,719,017
Magellan Financial Group Ltd.	214,473	4,143,820
Mirvac Group	6,290,752	11,316,352
QBE Insurance Group Ltd.	1,570,756	12,383,159
Woolworths Ltd.	382,408	7,573,121
Total		163,434,739
Belgium 2.7%
Anheuser-Busch InBev SA/NV	307,861	36,859,123
KBC Group NV	273,627	23,187,770
Umicore SA	106,881	8,841,325
Total		68,888,218
China 0.3%
WH Group Ltd.	6,083,000	6,478,413
Denmark 1.4%
AP Moller - Maersk A/S, Class B	5,909	11,224,402
Danske Bank A/S	629,791	25,186,639
Total		36,411,041
Finland 1.3%
Fortum OYJ	862,352	17,214,527
Sampo OYJ, Class A	176,082	9,306,741
Wartsila OYJ	107,024	7,576,853
Total		34,098,121
France 8.8%
Accor SA	197,310	9,802,594
Alstom SA	245,954	10,446,057
BNP Paribas SA	79,370	6,402,357
Capgemini SE	98,986	11,600,886
Cie de Saint-Gobain	288,594	17,197,725
Common Stocks (continued)
Issuer	Shares	Value ($)
Danone SA	148,413	11,641,921
Eiffage SA	58,411	6,047,552
Iliad SA	24,415	6,488,294
Ipsen SA	42,819	5,690,846
Kering	13,252	5,279,060
LVMH Moet Hennessy Louis Vuitton SE	26,267	7,247,450
Sanofi	155,287	15,418,672
Schneider Electric SE	218,684	19,030,609
Societe Generale SA	403,279	23,610,145
Total SA	264,758	14,220,539
Valeo SA	186,851	13,864,289
VINCI SA	215,305	20,459,313
Vivendi SA	484,283	12,260,257
Wendel SA	44,329	7,180,387
Total		223,888,953
Germany 8.2%
Adidas AG	45,978	10,400,947
BASF SE	122,189	13,003,147
Bayer AG, Registered Shares	74,345	10,131,225
Deutsche Boerse AG	76,763	8,320,501
Deutsche Post AG	499,052	22,215,937
Deutsche Telekom AG, Registered Shares	823,909	15,371,091
Deutsche Wohnen SE	233,035	9,893,236
E.ON SE	894,173	10,120,141
Fresenius Medical Care AG & Co. KGaA	109,640	10,725,631
Fresenius SE & Co. KGaA	128,740	10,384,774
K+S AG	414,077	11,280,618
Linde AG	63,034	13,145,509
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	55,216	11,805,500
ProSiebenSat.1 Media AG	237,220	8,084,481
SAP SE	249,702	27,354,940
Telefonica Deutschland Holding AG	1,715,432	9,626,426
Vonovia SE	168,263	7,159,324
Total		209,023,428

142	Variable Portfolio – Pyramis® International Equity Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Pyramis® International Equity Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Hong Kong 4.3%
AIA Group Ltd.	1,975,800	14,627,442
ASM Pacific Technology Ltd.	400,900	5,790,898
BOC Hong Kong Holdings Ltd.	3,163,500	15,409,395
CK Hutchison Holdings Ltd.	1,319,316	16,898,181
Henderson Land Development Co., Ltd.	1,780,000	11,839,466
HKT Trust & HKT Ltd.	7,781,000	9,452,825
Melco Resorts & Entertainment Ltd., ADR	245,700	5,926,284
Power Assets Holdings Ltd.	665,500	5,776,596
Sino Land Co., Ltd.	4,908,000	8,652,750
Techtronic Industries Co., Ltd.	2,902,500	15,537,333
Total		109,911,170
Ireland 1.3%
Allied Irish Banks PLC	584,428	3,512,391
Allied Irish Banks PLC(a),(b)	292,668	1,760,653
CRH PLC	468,878	17,885,743
Shire PLC	218,176	11,074,434
Total		34,233,221
Italy 1.7%
Intesa Sanpaolo SpA	8,260,346	29,210,615
Leonardo-Finmeccanica SpA	737,482	13,815,339
Total		43,025,954
Japan 22.5%
Aeon Credit Service Co., Ltd.	200,900	4,202,791
Alps Electric Co., Ltd.	177,500	4,691,099
Asahi Glass Co., Ltd.	152,300	5,656,891
Asahi Group Holdings Ltd.	104,800	4,237,974
Bridgestone Corp.	368,700	16,740,356
Chugai Pharmaceutical Co., Ltd.	178,400	7,413,615
Coca-Cola Bottlers Japan, Inc.	151,700	4,913,510
Daikin Industries Ltd.	102,100	10,339,923
Daito Trust Construction Co., Ltd.	26,200	4,773,182
Dentsu, Inc.	179,800	7,898,280
FANUC Corp.	34,900	7,076,102
Fujitsu Ltd.	791,000	5,887,053
Hitachi Ltd.	1,660,000	11,704,417
Hitachi Metals Ltd.	394,500	5,497,687
Hoya Corp.	181,200	9,799,086
Common Stocks (continued)
Issuer	Shares	Value ($)
Isuzu Motors Ltd.	670,400	8,888,752
ITOCHU Corp.	633,100	10,373,207
JSR Corp.	350,400	6,662,479
Kamigumi Co., Ltd.	260,000	6,023,595
Kao Corp.	190,800	11,233,036
KDDI Corp.	592,800	15,626,195
Keyence Corp.	30,800	16,381,530
Komatsu Ltd.	377,500	10,689,676
Kose Corp.	49,700	5,696,725
Mazda Motor Corp.	316,300	4,845,691
Minebea Co., Ltd.	336,600	5,271,905
Mitsubishi Heavy Industries Ltd.	240,500	9,509,242
Mitsubishi Motors Corp.	1,667,200	13,199,790
Mitsubishi UFJ Financial Group, Inc.	5,138,100	33,407,086
Mitsui Chemicals, Inc.	222,600	6,770,926
Mitsui Fudosan Co., Ltd.	617,000	13,378,424
NGK Insulators Ltd.	318,600	5,969,410
Nidec Corp.	102,500	12,600,416
Nintendo Co., Ltd.	11,000	4,056,067
Nippon Telegraph & Telephone Corp.	514,000	23,551,852
Nitori Co., Ltd.	52,400	7,493,819
Obic Co., Ltd.	80,900	5,093,426
Olympus Corp.	297,900	10,094,678
ORIX Corp.	1,243,700	20,078,569
Otsuka Corp.	84,600	5,425,867
Panasonic Corp.	992,200	14,398,784
Renesas Electronics Corp.(b)	612,900	6,679,688
Rohm Co., Ltd.	55,200	4,736,643
Santen Pharmaceutical Co., Ltd.	276,200	4,357,863
Seven & I Holdings Co., Ltd.	251,000	9,697,252
Shin-Etsu Chemical Co., Ltd.	88,700	7,938,645
Shionogi & Co., Ltd.	103,500	5,658,024
SMC Corp.	18,900	6,678,530
SoftBank Group Corp.	224,800	18,230,448
Sony Corp.	381,200	14,222,063
Sony Financial Holdings, Inc.	251,000	4,118,799
Subaru Corp.	286,000	10,315,204
Sumitomo Chemical Co., Ltd.	1,651,000	10,328,759
Sumitomo Heavy Industries Ltd.	183,000	7,345,452

Variable Portfolio – Pyramis® International Equity Fund | Quarterly Report 2017	143

Portfolio of Investments   (continued)
Variable Portfolio – Pyramis® International Equity Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Suruga Bank Ltd.	246,400	5,317,243
Suzuki Motor Corp.	192,200	10,087,633
Taisei Corp.	165,000	8,652,910
Takeda Pharmaceutical Co., Ltd.	169,000	9,345,014
Tokio Marine Holdings, Inc.	179,300	7,017,338
Tokyo Electron Ltd.	65,700	10,114,455
TOTO Ltd.	111,400	4,694,900
Trend Micro, Inc.	137,500	6,774,083
USS Co., Ltd.	246,900	4,983,175
Total		574,847,234
Netherlands 2.8%
ASML Holding NV	60,860	10,361,582
Koninklijke Ahold Delhaize NV	284,082	5,311,670
Koninklijke KPN NV	3,019,444	10,367,021
Koninklijke Philips NV	180,930	7,469,474
Unilever NV-CVA	655,305	38,756,242
Total		72,265,989
New Zealand 0.2%
Spark New Zealand Ltd.	2,102,478	5,550,994
Norway 0.6%
Statoil ASA	368,061	7,361,682
Yara International ASA	201,469	9,023,039
Total		16,384,721
Portugal 0.3%
Galp Energia SGPS SA	504,759	8,945,640
Singapore 0.4%
United Overseas Bank Ltd.	541,897	9,410,453
Spain 2.3%
Amadeus IT Group SA, Class A	182,709	11,874,752
Bankinter SA	1,133,990	10,727,467
CaixaBank SA	2,857,560	14,319,969
Grifols SA	301,241	8,776,308
Iberdrola SA	773,448	6,007,718
Tecnicas Reunidas SA	39,089	1,235,600
Unicaja Banco SA(a),(b)	3,522,600	5,412,371
Total		58,354,185
Common Stocks (continued)
Issuer	Shares	Value ($)
Sweden 3.9%
Alfa Laval AB	815,992	19,926,679
Essity AB, Class B(b)	494,574	13,455,978
Lundin Petroleum AB(b)	665,426	14,558,670
Nordea Bank AB	2,468,204	33,455,257
Swedbank AB, Class A	637,781	17,634,137
Total		99,030,721
Switzerland 9.4%
ABB Ltd.	723,236	17,880,177
Credit Suisse Group AG, Registered Shares	1,705,357	26,997,597
LafargeHolcim Ltd., Registered Shares	180,044	10,523,561
Nestlé SA, Registered Shares	702,465	58,831,942
Novartis AG, Registered Shares	626,708	53,652,185
Roche Holding AG, Genusschein Shares	150,962	38,537,519
Swatch Group AG (The)	8,885	3,695,852
Zurich Insurance Group AG	99,088	30,227,289
Total		240,346,122
United Kingdom 16.7%
Ashtead Group PLC	233,878	5,638,001
AstraZeneca PLC	125,273	8,317,748
BAE Systems PLC	1,918,943	16,238,280
BHP Billiton PLC	1,077,495	18,979,311
British American Tobacco PLC	598,687	37,480,663
BT Group PLC	2,007,041	7,635,302
Bunzl PLC	192,497	5,847,633
Compass Group PLC	392,823	8,332,636
Croda International PLC	138,618	7,045,423
Direct Line Insurance Group PLC	954,599	4,651,033
Ferguson PLC	138,956	9,116,399
GlaxoSmithKline PLC	1,477,252	29,465,107
Glencore PLC	4,351,943	19,944,075
HSBC Holdings PLC	786,534	7,768,703
Imperial Brands PLC	443,852	18,937,203
John Wood Group PLC	560,277	5,108,996
Johnson Matthey PLC	99,783	4,572,853
Lloyds Banking Group PLC	11,928,896	10,826,446
London Stock Exchange Group PLC	97,072	4,981,927
Micro Focus International PLC	228,159	7,297,845

144	Variable Portfolio – Pyramis® International Equity Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Pyramis® International Equity Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Prudential PLC	824,128	19,728,873
Reckitt Benckiser Group PLC	140,074	12,787,938
Rolls-Royce Holdings PLC	921,097	10,947,970
Royal Dutch Shell PLC, Class A	1,927,917	58,087,920
St. James’s Place PLC	433,487	6,656,797
Standard Chartered PLC(b)	2,828,428	28,107,321
Standard Life PLC	1,950,208	11,328,558
Unilever PLC	368,435	21,323,018
Vodafone Group PLC	3,256,811	9,112,292
WPP PLC	660,892	12,265,489
Total		428,531,760
Virgin Islands 0.2%
Playtech Ltd.	370,278	4,557,343
Total Common Stocks (Cost $2,178,476,316)		2,447,618,420

Preferred Stocks 0.6%
Issuer	Coupon Rate	Shares	Value ($)
Germany 0.6%
Porsche Automobil Holding SE(b)	—	89,827	5,743,611
Volkswagen AG	—	66,134	10,786,605
Total			16,530,216
Total Preferred Stocks (Cost $14,919,304)			16,530,216
Money Market Funds 3.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(c),(d)	78,207,707	78,207,707
Total Money Market Funds (Cost $78,207,707)		78,207,707
Total Investments (Cost $2,271,603,327)		2,542,356,343
Other Assets & Liabilities, Net		16,036,644
Net Assets		$2,558,392,987

At September 30, 2017, securities and/or cash totaling $2,450,000 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	700	12/2017	USD	69,244,000	619,030	—
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2017, the value of these securities amounted to $7,173,024, which represents 0.28% of net assets.
(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2017.
Variable Portfolio – Pyramis® International Equity Fund | Quarterly Report 2017	145

Portfolio of Investments   (continued)
Variable Portfolio – Pyramis® International Equity Fund, September 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	81,088,989	401,678,482	(404,559,764)	78,207,707	1,293	389	566,566	78,207,707
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
146	Variable Portfolio – Pyramis® International Equity Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Pyramis® International Equity Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Australia	—	163,434,739	—	—	163,434,739
Belgium	—	68,888,218	—	—	68,888,218
China	—	6,478,413	—	—	6,478,413
Denmark	—	36,411,041	—	—	36,411,041
Finland	—	34,098,121	—	—	34,098,121
France	—	223,888,953	—	—	223,888,953
Germany	—	209,023,428	—	—	209,023,428
Hong Kong	5,926,284	103,984,886	—	—	109,911,170
Ireland	—	34,233,221	—	—	34,233,221
Italy	—	43,025,954	—	—	43,025,954
Japan	—	574,847,234	—	—	574,847,234
Netherlands	—	72,265,989	—	—	72,265,989
New Zealand	—	5,550,994	—	—	5,550,994
Norway	—	16,384,721	—	—	16,384,721
Portugal	—	8,945,640	—	—	8,945,640
Singapore	—	9,410,453	—	—	9,410,453
Spain	—	58,354,185	—	—	58,354,185
Sweden	—	99,030,721	—	—	99,030,721
Switzerland	—	240,346,122	—	—	240,346,122
United Kingdom	—	428,531,760	—	—	428,531,760
Virgin Islands	—	4,557,343	—	—	4,557,343
Total Common Stocks	5,926,284	2,441,692,136	—	—	2,447,618,420
Preferred Stocks
Germany	—	16,530,216	—	—	16,530,216
Total Preferred Stocks	—	16,530,216	—	—	16,530,216
Money Market Funds	—	—	—	78,207,707	78,207,707
Total Investments	5,926,284	2,458,222,352	—	78,207,707	2,542,356,343
Derivatives
Asset
Futures Contracts	619,030	—	—	—	619,030
Total	6,545,314	2,458,222,352	—	78,207,707	2,542,975,373
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Variable Portfolio – Pyramis® International Equity Fund | Quarterly Report 2017	147

Portfolio of Investments
Variable Portfolio – T. Rowe Price Large Cap Value Fund, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 96.8%
Issuer	Shares	Value ($)
Consumer Discretionary 7.8%
Auto Components 1.0%
Magna International, Inc.	435,000	23,220,300
Automobiles 0.3%
General Motors Co.	168,900	6,820,182
Hotels, Restaurants & Leisure 1.2%
Carnival Corp.	242,500	15,658,225
Las Vegas Sands Corp.	229,100	14,699,056
Total		30,357,281
Leisure Products 0.5%
Mattel, Inc.	771,017	11,935,343
Media 3.7%
21st Century Fox, Inc., Class B	1,398,400	36,064,736
Comcast Corp., Class A	996,500	38,345,320
News Corp., Class A	1,130,200	14,986,452
Total		89,396,508
Multiline Retail 0.5%
Kohl’s Corp.	290,300	13,252,195
Specialty Retail 0.6%
Lowe’s Companies, Inc.	182,500	14,589,050
Total Consumer Discretionary		189,570,859
Consumer Staples 8.8%
Beverages 1.2%
PepsiCo, Inc.	255,400	28,459,222
Food & Staples Retailing 1.3%
Wal-Mart Stores, Inc.	397,700	31,076,278
Food Products 3.0%
Bunge Ltd.	321,500	22,331,390
Tyson Foods, Inc., Class A	725,600	51,118,520
Total		73,449,910
Household Products 1.5%
Kimberly-Clark Corp.	133,000	15,651,440
Procter & Gamble Co. (The)	240,095	21,843,843
Total		37,495,283
Tobacco 1.8%
Philip Morris International, Inc.	395,897	43,948,526
Total Consumer Staples		214,429,219
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 9.4%
Oil, Gas & Consumable Fuels 9.4%
Apache Corp.	364,100	16,675,780
Canadian Natural Resources Ltd.	586,100	19,628,489
EQT Corp.	223,774	14,599,016
Exxon Mobil Corp.	607,700	49,819,246
Hess Corp.	475,200	22,282,128
Occidental Petroleum Corp.	461,900	29,658,599
Total SA, ADR	1,028,000	55,018,560
TransCanada Corp.	423,800	20,948,434
Total		228,630,252
Total Energy		228,630,252
Financials 25.6%
Banks 13.3%
Citigroup, Inc.	730,400	53,129,296
Fifth Third Bancorp	1,771,700	49,572,166
JPMorgan Chase & Co.	1,098,500	104,917,735
PNC Financial Services Group, Inc. (The)	53,819	7,253,187
U.S. Bancorp	717,300	38,440,107
Wells Fargo & Co.	1,277,000	70,426,550
Total		323,739,041
Capital Markets 4.7%
Bank of New York Mellon Corp. (The)	849,700	45,051,094
Invesco Ltd.	327,300	11,468,592
Morgan Stanley	1,189,100	57,278,947
Total		113,798,633
Consumer Finance 0.7%
American Express Co.	194,700	17,612,562
Insurance 6.9%
American International Group, Inc.	333,906	20,498,489
Brighthouse Financial, Inc.(a)	172,206	10,470,125
Chubb Ltd.	104,530	14,900,751
Loews Corp.	589,100	28,194,326
Marsh & McLennan Companies, Inc.	383,411	32,133,676
MetLife, Inc.	766,900	39,840,455
Xl Group Ltd.	548,720	21,647,004
Total		167,684,826
Total Financials		622,835,062

148	Variable Portfolio – T. Rowe Price Large Cap Value Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – T. Rowe Price Large Cap Value Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 13.2%
Biotechnology 0.9%
Gilead Sciences, Inc.	262,100	21,235,342
Health Care Equipment & Supplies 3.1%
Becton Dickinson and Co.	71,400	13,990,830
Hologic, Inc.(a)	509,800	18,704,562
Medtronic PLC	554,700	43,139,019
Total		75,834,411
Health Care Providers & Services 1.7%
Aetna, Inc.	269,900	42,916,799
Life Sciences Tools & Services 0.6%
Thermo Fisher Scientific, Inc.	76,000	14,379,200
Pharmaceuticals 6.9%
Johnson & Johnson	367,300	47,752,673
Merck & Co., Inc.	769,500	49,271,085
Perrigo Co. PLC	268,900	22,762,385
Pfizer, Inc.	1,356,800	48,437,760
Total		168,223,903
Total Health Care		322,589,655
Industrials 9.3%
Aerospace & Defense 3.0%
Boeing Co. (The)	129,600	32,945,616
Raytheon Co.	85,500	15,952,590
United Technologies Corp.	212,900	24,713,432
Total		73,611,638
Air Freight & Logistics 0.5%
United Parcel Service, Inc., Class B	109,000	13,089,810
Airlines 1.0%
Southwest Airlines Co.	446,300	24,983,874
Building Products 1.5%
Johnson Controls International PLC	879,900	35,451,171
Commercial Services & Supplies 0.6%
Stericycle, Inc.(a)	194,300	13,915,766
Industrial Conglomerates 1.0%
General Electric Co.	966,100	23,360,298
Machinery 1.1%
Illinois Tool Works, Inc.	186,300	27,564,948
Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 0.6%
Canadian Pacific Railway Ltd.	92,200	15,492,366
Total Industrials		227,469,871
Information Technology 9.4%
Communications Equipment 1.8%
Cisco Systems, Inc.	1,263,200	42,481,416
Electronic Equipment, Instruments & Components 1.0%
TE Connectivity Ltd.	289,600	24,054,176
Semiconductors & Semiconductor Equipment 3.0%
Applied Materials, Inc.	387,000	20,158,830
QUALCOMM, Inc.	647,700	33,576,768
Texas Instruments, Inc.	207,700	18,618,228
Total		72,353,826
Software 3.0%
Microsoft Corp.	986,609	73,492,504
Technology Hardware, Storage & Peripherals 0.6%
Apple, Inc.	101,200	15,596,944
Total Information Technology		227,978,866
Materials 4.0%
Chemicals 2.4%
CF Industries Holdings, Inc.	604,000	21,236,640
DowDuPont, Inc.	521,902	36,131,276
Total		57,367,916
Construction Materials 0.6%
Vulcan Materials Co.	133,000	15,906,800
Containers & Packaging 1.0%
International Paper Co.	423,400	24,057,588
Total Materials		97,332,304
Real Estate 1.4%
Equity Real Estate Investment Trusts (REITS) 1.4%
VEREIT, Inc.	1,974,000	16,364,460
Weyerhaeuser Co.	543,200	18,485,096
Total		34,849,556
Total Real Estate		34,849,556

Variable Portfolio – T. Rowe Price Large Cap Value Fund | Quarterly Report 2017	149

Portfolio of Investments   (continued)
Variable Portfolio – T. Rowe Price Large Cap Value Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Telecommunication Services 1.4%
Diversified Telecommunication Services 1.4%
Verizon Communications, Inc.	674,200	33,366,158
Total Telecommunication Services		33,366,158
Utilities 6.5%
Electric Utilities 6.5%
Exelon Corp.	1,004,900	37,854,583
PG&E Corp.	989,900	67,402,291
Southern Co. (The)	759,600	37,326,744
Westar Energy, Inc.	344,000	17,062,400
Total		159,646,018
Total Utilities		159,646,018
Total Common Stocks (Cost $2,060,280,766)		2,358,697,820

Convertible Preferred Stocks 1.0%
Issuer	Coupon Rate	Shares	Value ($)
Health Care 0.2%
Health Care Equipment & Supplies 0.2%
Becton Dickinson and Co.(a)	6.125%	87,348	4,826,851
Total Health Care			4,826,851
Convertible Preferred Stocks (continued)
Issuer	Coupon Rate	Shares	Value ($)
Utilities 0.8%
Electric Utilities 0.8%
NextEra Energy, Inc.(a)	6.123%	362,350	20,030,708
Total Utilities			20,030,708
Total Convertible Preferred Stocks (Cost $22,021,290)			24,857,559

Money Market Funds 2.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(b),(c)	51,060,577	51,060,577
Total Money Market Funds (Cost $51,060,001)		51,060,577
Total Investments (Cost: $2,133,362,057)		2,434,615,956
Other Assets & Liabilities, Net		2,552,075
Net Assets		2,437,168,031

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	49,994,681	208,417,145	(207,351,249)	51,060,577	(6,967)	648	353,095	51,060,577
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
150	Variable Portfolio – T. Rowe Price Large Cap Value Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – T. Rowe Price Large Cap Value Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	189,570,859	—	—	—	189,570,859
Consumer Staples	214,429,219	—	—	—	214,429,219
Energy	228,630,252	—	—	—	228,630,252
Financials	622,835,062	—	—	—	622,835,062
Health Care	322,589,655	—	—	—	322,589,655
Industrials	227,469,871	—	—	—	227,469,871
Information Technology	227,978,866	—	—	—	227,978,866
Materials	97,332,304	—	—	—	97,332,304
Real Estate	34,849,556	—	—	—	34,849,556
Variable Portfolio – T. Rowe Price Large Cap Value Fund | Quarterly Report 2017	151

Portfolio of Investments   (continued)
Variable Portfolio – T. Rowe Price Large Cap Value Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Telecommunication Services	33,366,158	—	—	—	33,366,158
Utilities	159,646,018	—	—	—	159,646,018
Total Common Stocks	2,358,697,820	—	—	—	2,358,697,820
Convertible Preferred Stocks
Health Care	4,826,851	—	—	—	4,826,851
Utilities	20,030,708	—	—	—	20,030,708
Total Convertible Preferred Stocks	24,857,559	—	—	—	24,857,559
Money Market Funds	—	—	—	51,060,577	51,060,577
Total Investments	2,383,555,379	—	—	51,060,577	2,434,615,956
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
152	Variable Portfolio – T. Rowe Price Large Cap Value Fund | Quarterly Report 2017

Portfolio of Investments
Variable Portfolio – TCW Core Plus Bond Fund, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Non-Agency 5.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Money Management Corp. CLO 18 Ltd.(a),(b)
Series 2016-18A Class AL1
3-month USD LIBOR + 1.570% 05/26/2028	2.887%	8,000,000	8,034,560
Cedar Funding V CLO Ltd.(a),(b)
Series 2016-5A Class A1
3-month USD LIBOR + 1.610% 07/17/2028	2.914%	8,000,000	8,067,984
Education Loan Asset-Backed Trust I(a),(b)
Series 2013-1 Class A1
1-month USD LIBOR + 0.800% 06/25/2026	2.016%	8,318,858	8,331,187
Series 2013-1 Class A2
1-month USD LIBOR + 0.800% 04/26/2032	2.016%	3,090,000	3,041,017
Global SC Finance II SRL(a)
Series 2014-1A Class A2
07/17/2029	3.090%	3,768,584	3,668,136
Henderson Receivables LLC(a)
Series 2014-2A Class A
01/17/2073	3.610%	3,175,256	3,141,757
Higher Education Funding I(a),(b)
Series 2014-1 Class A
3-month USD LIBOR + 1.050% 05/25/2034	2.367%	2,800,100	2,788,890
Navient Student Loan Trust(b)
Series 2014-1 Class A3
1-month USD LIBOR + 0.510% 06/25/2031	1.747%	7,700,000	7,648,473
Series 2014-2 Class A
1-month USD LIBOR + 0.640% 03/25/2043	1.877%	6,981,354	6,925,748
Series 2014-3 Class A
1-month USD LIBOR + 0.620% 03/25/2083	1.857%	7,075,576	6,976,673
Series 2014-4 Class A
1-month USD LIBOR + 0.620% 03/25/2083	1.857%	5,255,183	5,180,985
Series 2015-1 Class A2
1-month USD LIBOR + 0.600% 04/25/2040	1.816%	7,100,000	7,073,239
Series 2015-2 Class A3
1-month USD LIBOR + 0.570% 11/26/2040	1.807%	10,890,000	10,851,529
Navient Student Loan Trust(a),(b)
Series 2016-2 Class A3
1-month USD LIBOR + 1.500% 06/25/2065	2.737%	7,950,000	8,245,802
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-3A Class A3
1-month USD LIBOR + 1.050% 07/26/2066	2.287%	7,900,000	7,962,850
Nelnet Student Loan Trust(a),(b)
Series 2012-5A Class A
1-month USD LIBOR + 0.600% 10/27/2036	1.816%	67,485	67,015
Series 2014-4A Class A2
1-month USD LIBOR + 0.950% 11/25/2048	2.166%	4,345,000	4,251,829
SLC Student Loan Trust(b)
Series 2006-1 Class B
3-month USD LIBOR + 0.210% 03/15/2055	1.530%	508,103	458,825
SLM Student Loan Trust(a),(b)
Series 2004-3 Class A6A
3-month USD LIBOR + 0.550% 10/25/2064	1.864%	7,800,000	7,634,055
Series 2009-3 Class A
1-month USD LIBOR + 0.750% 01/25/2045	1.987%	6,538,992	6,506,167
SLM Student Loan Trust(b)
Series 2007-3 Class A4
3-month USD LIBOR + 0.060% 01/25/2022	1.216%	13,250,000	12,789,293
Series 2007-6 Class A4
3-month USD LIBOR + 0.380% 10/25/2024	1.536%	6,253,667	6,259,872
Series 2007-7 Class B
3-month USD LIBOR + 0.750% 10/27/2070	1.906%	1,990,000	1,820,612
Series 2008-4 Class A4
3-month USD LIBOR + 1.650% 07/25/2022	2.806%	2,381,444	2,444,632
Series 2008-5 Class B
3-month USD LIBOR + 1.850% 07/25/2073	3.164%	5,860,000	5,853,013
Series 2008-8 Class A4
3-month USD LIBOR + 1.500% 04/25/2023	2.656%	2,925,000	2,994,146
Series 2008-9 Class B
3-month USD LIBOR + 2.250% 10/25/2083	3.564%	5,775,000	5,898,822
Series 2012-3 Class A
1-month USD LIBOR + 0.650% 12/27/2038	1.887%	4,723,980	4,760,918

Variable Portfolio – TCW Core Plus Bond Fund | Quarterly Report 2017	153

Portfolio of Investments   (continued)
Variable Portfolio – TCW Core Plus Bond Fund, September 30, 2017 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wachovia Student Loan Trust(a),(b)
Series 2006-1 Class A6
3-month USD LIBOR + 0.170% 04/25/2040	1.326%	13,000,000	12,328,614
Total Asset-Backed Securities — Non-Agency (Cost $172,212,226)			172,006,643

Commercial Mortgage-Backed Securities - Agency 4.7%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
CMO Series K151 Class A3
04/25/2030	3.511%	7,010,000	7,222,859
Series S8FX Class A2
03/25/2027	3.291%	13,225,000	13,580,272
Federal National Mortgage Association
04/01/2019	2.300%	7,775,122	7,767,171
10/01/2020	3.540%	3,800,000	3,953,186
11/01/2020	3.200%	3,865,819	3,982,848
12/01/2020	3.620%	462,893	483,718
04/01/2021	4.250%	3,941,000	4,200,555
06/01/2021	4.381%	8,694,431	9,294,720
07/01/2021	3.830%	3,530,269	3,733,130
08/01/2021	3.840%	9,210,175	9,739,078
06/01/2023	2.766%	3,304,628	3,383,612
12/01/2023	2.440%	3,155,880	3,147,560
05/01/2025	2.670%	9,119,000	9,211,641
08/01/2025	3.850%	4,414,458	4,746,153
08/01/2025	3.850%	3,900,690	4,214,902
03/01/2026	2.860%	4,600,000	4,640,634
08/01/2026	2.330%	6,215,000	5,986,893
05/01/2027	2.964%	7,134,788	7,207,103
10/01/2028	2.560%	4,950,000	4,792,036
10/01/2029	3.330%	6,091,882	6,270,040
05/01/2031	2.850%	6,420,000	6,302,924
07/01/2032	3.270%	5,615,000	5,723,640
Series 2001-M2 Class Z2
06/25/2031	6.300%	31,123	31,876
Federal National Mortgage Association(c)
Series 2015-M2 Class A3
12/25/2024	3.148%	12,682,735	13,049,659
Total Commercial Mortgage-Backed Securities - Agency (Cost $142,569,429)			142,666,210

Commercial Mortgage-Backed Securities - Non-Agency 1.7%

225 Liberty Street Trust(a)
Series 2016-225L Class A
02/10/2036	3.597%	3,090,000	3,183,177
Banc of America Merrill Lynch Commercial Mortgage Securities Trust(a)
Series 2012-PARK Class A
12/10/2030	2.959%	3,055,000	3,115,904
BBCMS Mortgage Trust(a)
Series 2013-TYSN Class A2
09/05/2032	3.756%	3,000,000	3,131,204
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Commercial Mortgage Trust(a)
Series 2016-787S Class A
02/10/2036	3.545%	3,095,000	3,187,957
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(b)
Series 2017 KF34 Class A
1-month USD LIBOR + 0.360% 08/25/2024	1.592%	6,050,000	6,057,576
Federal National Mortgage Association(b)
Series 2017-M11 Class FA
1-month USD LIBOR + 0.470% 09/25/2024	1.701%	14,602,100	14,585,563
Government National Mortgage Association(c),(d)
CMO Series 2011-121 Class
06/16/2043	0.744%	7,819,660	126,664
CMO Series 2012-55 Class
04/16/2052	0.769%	2,421,605	55,460
Government National Mortgage Association(d)
CMO Series 2012-125 Class IK
08/16/2052	0.561%	19,689,902	138,875
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2010-CNTR Class A2
08/05/2032	4.311%	2,370,000	2,466,023
Series 2011-C3 Class A3
02/15/2046	4.388%	5,031,239	5,081,039
RBS Commercial Funding, Inc., Trust(a),(c)
Series 2013-GSP Class A
01/13/2032	3.961%	3,035,000	3,185,000
VNDO Mortgage Trust(a)
Series 2012-6AVE Class A
11/15/2030	2.996%	3,100,000	3,162,876
Wells Fargo Commercial Mortgage Trust(a),(c)
Series 2013-120B Class A
03/18/2028	2.800%	3,065,000	3,090,401
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $51,160,881)			50,567,719

Common Stocks 0.1%
Issuer	Shares	Value ($)
Energy 0.1%
Energy Equipment & Services 0.1%
Ocean Rig UDW, Inc.(e)	40,562	964,159
Total Energy		964,159

154	Variable Portfolio – TCW Core Plus Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – TCW Core Plus Bond Fund, September 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities —%
Electric Utilities —%
Homer City Holdings(e),(f),(g)	32,056	631,183
Total Utilities		631,183
Total Common Stocks (Cost $2,903,716)		1,595,342

Corporate Bonds & Notes 24.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
Embraer SA
06/15/2022	5.150%	300,000	322,425
Airlines 0.5%
America West Airlines Pass-Through Trust
04/02/2021	7.100%	1,922,689	2,088,531
American Airlines Pass-Through Trust
01/31/2021	5.250%	1,626,750	1,717,210
01/15/2023	4.950%	1,428,322	1,530,652
Continental Airlines Pass-Through Trust
06/15/2021	6.703%	208,374	222,448
04/19/2022	5.983%	8,849,296	9,699,139
Guanay Finance Ltd.(a)
12/15/2020	6.000%	342,767	352,532
Total			15,610,512
Apartment REIT 0.1%
Post Apartment Homes LP
12/01/2022	3.375%	2,315,000	2,363,400
Automotive 0.4%
Ford Motor Credit Co. LLC
12/06/2017	1.724%	1,115,000	1,115,236
01/16/2018	2.375%	3,000,000	3,005,778
Ford Motor Credit Co. LLC(b)
3-month USD LIBOR + 0.940% 01/09/2018	2.095%	7,000,000	7,011,746
General Motors Co.
10/02/2023	4.875%	1,320,000	1,426,429
Goodyear Tire & Rubber Co. (The)
03/15/2027	4.875%	660,000	679,973
Nemak SAB de CV(a)
02/28/2023	5.500%	200,000	205,949
Total			13,445,111
Banking 9.4%
American Express Co.
03/19/2018	7.000%	2,700,000	2,766,930
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banco de Credito del Peru(a)
09/16/2020	5.375%	300,000	327,438
Bank of America Corp.
12/01/2017	5.750%	2,000,000	2,013,116
04/25/2018	6.875%	12,560,000	12,920,007
05/01/2018	5.650%	2,115,000	2,162,181
01/15/2019	2.600%	6,000,000	6,048,096
06/01/2019	7.625%	5,000,000	5,451,165
10/19/2020	2.625%	2,000,000	2,021,138
Bank of America Corp.(h)
07/21/2021	2.369%	14,195,000	14,195,923
04/24/2028	3.705%	17,465,000	17,756,910
Bank of America Corp.(b)
Subordinated
3-month USD LIBOR + 0.650% 12/01/2026	1.966%	1,000,000	918,781
Bear Stearns Companies LLC (The)
02/01/2018	7.250%	7,200,000	7,332,242
Citigroup, Inc.
11/21/2017	6.125%	4,500,000	4,526,438
02/05/2018	1.800%	3,500,000	3,501,460
05/15/2018	6.125%	5,000,000	5,131,885
05/22/2019	8.500%	2,000,000	2,205,620
Citigroup, Inc.(b)
3-month USD LIBOR + 0.770% 04/08/2019	2.074%	8,000,000	8,048,768
Discover Bank
11/13/2018	2.600%	7,295,000	7,340,149
Global Bank Corp.(a)
10/20/2021	4.500%	300,000	306,822
Goldman Sachs Group, Inc. (The)(b)
3-month USD LIBOR + 0.800% 12/15/2017	2.120%	2,000,000	2,002,508
Goldman Sachs Group, Inc. (The)
01/18/2018	5.950%	6,000,000	6,075,480
04/01/2018	6.150%	17,308,000	17,683,912
02/15/2019	7.500%	15,789,000	16,959,470
07/08/2024	3.850%	1,750,000	1,822,865
Goldman Sachs Group, Inc. (The)(h)
09/29/2025	3.272%	4,575,000	4,579,026
06/05/2028	3.691%	3,500,000	3,533,373
Grupo Aval Ltd.(a)
09/26/2022	4.750%	300,000	307,433
HBOS PLC(a)
Subordinated
05/21/2018	6.750%	1,000,000	1,028,468

Variable Portfolio – TCW Core Plus Bond Fund | Quarterly Report 2017	155

Portfolio of Investments   (continued)
Variable Portfolio – TCW Core Plus Bond Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase & Co.
10/02/2017	6.400%	5,600,000	5,602,107
01/15/2018	6.000%	25,605,000	25,927,316
05/18/2023	2.700%	3,260,000	3,261,311
07/15/2025	3.900%	3,000,000	3,151,128
JPMorgan Chase & Co.(h)
03/01/2025	3.220%	4,475,000	4,546,108
05/01/2028	3.540%	6,020,000	6,088,014
JPMorgan Chase Bank NA
Subordinated
10/01/2017	6.000%	3,033,000	3,033,703
Lloyds Banking Group PLC
Subordinated
11/04/2024	4.500%	2,000,000	2,099,886
Morgan Stanley
04/01/2018	6.625%	4,831,000	4,947,862
05/13/2019	7.300%	15,000,000	16,237,005
07/24/2020	5.500%	2,500,000	2,717,215
Morgan Stanley(b)
3-month USD LIBOR + 0.800% 02/14/2020	1.982%	15,000,000	15,070,080
3-month USD LIBOR + 0.930% 07/22/2022	2.243%	4,000,000	4,015,040
Santander UK Group Holdings PLC
08/05/2021	2.875%	2,823,000	2,837,829
Wells Fargo & Co.
07/22/2020	2.600%	4,065,000	4,117,081
04/22/2026	3.000%	12,440,000	12,205,058
10/23/2026	3.000%	790,000	772,239
Wells Fargo & Co.(h)
05/22/2028	3.584%	2,345,000	2,378,400
Wells Fargo Bank NA
12/06/2019	2.150%	7,740,000	7,780,078
Total			285,755,064
Cable and Satellite 0.5%
Altice US Finance I Corp.(a)
07/15/2023	5.375%	2,000,000	2,114,098
05/15/2026	5.500%	300,000	316,808
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	1,236,000	1,252,239
02/01/2028	5.000%	300,000	300,144
Charter Communications Operating LLC/Capital
10/23/2045	6.484%	5,380,000	6,308,523
CSC Holdings LLC
02/15/2019	8.625%	1,000,000	1,081,719
CSC Holdings LLC(a)
04/15/2027	5.500%	1,000,000	1,039,730
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DISH DBS Corp.
06/01/2021	6.750%	1,140,000	1,252,285
07/15/2022	5.875%	500,000	531,610
Intelsat Jackson Holdings SA(a)
07/15/2025	9.750%	875,000	888,402
Virgin Media Secured Finance PLC(a)
01/15/2026	5.250%	400,000	417,421
08/15/2026	5.500%	1,000,000	1,054,338
Total			16,557,317
Chemicals 0.1%
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	1,400,000	1,459,671
Consumer Cyclical Services 0.1%
Amazon.com, Inc.(a)
08/22/2027	3.150%	2,500,000	2,517,257
IHS Markit Ltd.(a)
11/01/2022	5.000%	1,394,000	1,504,525
Total			4,021,782
Consumer Products 0.2%
Central Garden & Pet Co.
11/15/2023	6.125%	1,500,000	1,604,748
First Quality Finance Co., Inc.(a)
05/15/2021	4.625%	199,000	201,149
07/01/2025	5.000%	1,300,000	1,339,948
Valvoline, Inc.(a)
07/15/2024	5.500%	1,500,000	1,599,573
Total			4,745,418
Diversified Manufacturing 0.1%
General Electric Co.
01/14/2038	5.875%	517,000	676,170
Siemens Financieringsmaatschappij NV(a)
10/15/2026	2.350%	1,750,000	1,653,008
Total			2,329,178
Electric 1.7%
AEP Transmission Co. LLC
12/01/2026	3.100%	3,125,000	3,125,010
AES Gener SA(a)
07/14/2025	5.000%	350,000	357,178
Appalachian Power Co.
05/15/2033	5.950%	3,225,000	3,860,702
Duke Energy Carolinas LLC
12/15/2041	4.250%	900,000	974,456
Duquesne Light Holdings, Inc.(a)
09/15/2020	6.400%	5,350,000	5,948,692

156	Variable Portfolio – TCW Core Plus Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – TCW Core Plus Bond Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Entergy Louisiana LLC
04/01/2025	3.780%	5,900,000	6,067,188
FirstEnergy Corp.
07/15/2027	3.900%	3,785,000	3,855,416
FirstEnergy Transmission LLC(a)
01/15/2025	4.350%	6,950,000	7,360,759
ITC Holdings Corp.
07/01/2023	4.050%	1,740,000	1,806,266
Metropolitan Edison Co.(a)
04/15/2025	4.000%	3,000,000	3,075,654
MidAmerican Energy Co.
10/15/2044	4.400%	5,875,000	6,451,044
Northern States Power Co.
08/15/2045	4.000%	2,250,000	2,349,020
PacifiCorp
07/01/2025	3.350%	2,000,000	2,046,926
Public Service Co. of Oklahoma
02/01/2021	4.400%	2,256,000	2,385,140
Public Service Electric & Gas Co.
05/01/2045	4.050%	3,005,000	3,113,805
Total			52,777,256
Finance Companies 0.2%
AerCap Ireland Capital Ltd./Global Aviation Trust
07/01/2020	4.250%	1,780,000	1,862,067
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	1,732,000	1,887,301
International Lease Finance Corp.(a)
09/01/2018	7.125%	1,975,000	2,067,547
Total			5,816,915
Food and Beverage 0.8%
Anheuser-Busch InBev Finance, Inc.
02/01/2046	4.900%	7,834,000	8,899,965
Aramark Services, Inc.
06/01/2026	4.750%	698,000	734,806
Constellation Brands, Inc.
05/01/2022	6.000%	1,000,000	1,143,647
DS Services of America, Inc.(a)
09/01/2021	10.000%	1,250,000	1,323,181
Kraft Heinz Foods Co.
07/15/2025	3.950%	3,060,000	3,151,029
06/01/2026	3.000%	1,200,000	1,152,241
07/15/2045	5.200%	6,250,000	6,835,100
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	1,250,000	1,307,528
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pilgrim’s Pride Corp.(a)
03/15/2025	5.750%	762,000	786,265
Total			25,333,762
Gaming 0.0%
Churchill Downs, Inc.
12/15/2021	5.375%	835,000	862,521
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	470,000	509,860
Total			1,372,381
Health Care 0.9%
Catholic Health Initiatives
08/01/2018	2.600%	1,525,000	1,535,901
DaVita, Inc.
07/15/2024	5.125%	393,000	393,468
05/01/2025	5.000%	500,000	493,460
Hartford HealthCare Corp.
04/01/2044	5.746%	3,000,000	3,615,147
HCA, Inc.
02/15/2020	6.500%	3,650,000	3,974,766
05/01/2023	4.750%	1,250,000	1,318,624
Kaiser Foundation Hospitals
05/01/2027	3.150%	6,630,000	6,670,045
NYU Hospitals Center
07/01/2042	4.428%	5,936,000	6,228,384
Quintiles IMS, Inc.(a)
05/15/2023	4.875%	1,500,000	1,561,986
Tenet Healthcare Corp.
06/01/2020	4.750%	600,000	619,422
Tenet Healthcare Corp.(a)
07/15/2024	4.625%	900,000	891,919
Total			27,303,122
Healthcare Insurance 0.7%
Aetna, Inc.
06/07/2018	1.700%	7,800,000	7,805,577
Anthem, Inc.
08/15/2021	3.700%	2,355,000	2,455,657
05/15/2022	3.125%	3,000,000	3,062,499
Centene Corp.
01/15/2025	4.750%	1,900,000	1,970,836
Molina Healthcare, Inc.
11/15/2022	5.375%	601,000	621,633
Molina Healthcare, Inc.(a)
06/15/2025	4.875%	600,000	591,533
UnitedHealth Group, Inc.
01/15/2047	4.200%	3,000,000	3,191,334

Variable Portfolio – TCW Core Plus Bond Fund | Quarterly Report 2017	157

Portfolio of Investments   (continued)
Variable Portfolio – TCW Core Plus Bond Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WellCare Health Plans, Inc.
04/01/2025	5.250%	980,000	1,032,593
Total			20,731,662
Healthcare REIT 1.7%
Alexandria Real Estate Equities, Inc.
06/15/2023	3.900%	9,700,000	10,086,341
HCP, Inc.
11/15/2023	4.250%	7,150,000	7,580,852
08/15/2024	3.875%	2,000,000	2,054,566
Healthcare Realty Trust, Inc.
01/15/2021	5.750%	4,215,000	4,612,221
Healthcare Trust of America Holdings LP
07/15/2021	3.375%	8,900,000	9,134,595
Ventas Realty LP
01/15/2026	4.125%	7,205,000	7,464,416
10/15/2026	3.250%	4,095,000	3,983,215
Ventas Realty LP/Capital Corp.
04/01/2020	2.700%	905,000	913,500
03/01/2022	4.250%	978,000	1,032,785
Welltower, Inc.
01/15/2021	4.950%	667,000	715,701
06/01/2025	4.000%	4,305,000	4,483,769
Total			52,061,961
Independent Energy 0.3%
Antero Resources Corp.
03/01/2025	5.000%	950,000	964,687
Canadian Natural Resources Ltd.
06/01/2027	3.850%	1,200,000	1,211,423
Diamondback Energy, Inc.
11/01/2024	4.750%	921,000	939,952
Marathon Oil Corp.
07/15/2023	8.125%	2,000,000	2,353,086
Noble Energy, Inc.
11/15/2024	3.900%	1,000,000	1,024,961
11/15/2044	5.050%	1,700,000	1,753,784
QEP Resources, Inc.
10/01/2022	5.375%	300,000	295,239
05/01/2023	5.250%	300,000	291,978
Total			8,835,110
Life Insurance 0.6%
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/2064	4.875%	1,850,000	2,028,249
MassMutual Global Funding II(a)
10/17/2022	2.500%	3,370,000	3,360,429
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MetLife, Inc.
Junior Subordinated
12/15/2036	6.400%	4,475,000	5,170,594
Pricoa Global Funding I(a)
05/16/2019	2.200%	4,000,000	4,014,840
Prudential Insurance Co. of America (The)(a)
Subordinated
07/01/2025	8.300%	500,000	655,577
Teachers Insurance & Annuity Association of America(a),(h)
Subordinated
09/15/2054	4.375%	3,920,000	3,954,951
Total			19,184,640
Metals and Mining 0.0%
Gerdau Holdings, Inc.(a)
01/20/2020	7.000%	300,000	324,968
Volcan Cia Minera SAA(a)
02/02/2022	5.375%	150,000	157,596
Total			482,564
Midstream 1.2%
Boardwalk Pipelines LP
06/01/2018	5.200%	1,000,000	1,017,036
Cheniere Corpus Christi Holdings LLC(a)
06/30/2027	5.125%	300,000	308,973
Enbridge Energy Partners LP
10/15/2025	5.875%	2,500,000	2,841,093
Energy Transfer LP/Regency Finance Corp.
11/01/2023	4.500%	1,000,000	1,047,119
Energy Transfer Partners LP
02/01/2024	4.900%	1,350,000	1,441,573
01/15/2026	4.750%	1,500,000	1,579,878
02/01/2042	6.500%	1,525,000	1,728,822
03/15/2045	5.150%	2,000,000	1,943,870
Florida Gas Transmission Co. LLC(a)
05/15/2019	7.900%	1,902,000	2,068,123
Kinder Morgan Energy Partners LP
09/01/2023	3.500%	2,510,000	2,540,037
02/01/2024	4.150%	1,000,000	1,037,948
05/01/2024	4.300%	1,000,000	1,044,877
09/01/2024	4.250%	1,500,000	1,559,834
Plains All American Pipeline LP/Finance Corp.
10/15/2025	4.650%	2,473,000	2,547,865
Rockies Express Pipeline LLC(a)
01/15/2019	6.000%	1,500,000	1,550,448
04/15/2020	5.625%	500,000	526,877
Sunoco Logistics Partners Operations LP
10/01/2047	5.400%	3,000,000	3,051,852

158	Variable Portfolio – TCW Core Plus Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – TCW Core Plus Bond Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Texas Eastern Transmission LP(a)
10/15/2022	2.800%	1,850,000	1,822,759
Williams Partners LP
09/15/2025	4.000%	1,350,000	1,380,858
04/15/2040	6.300%	2,000,000	2,390,572
Williams Partners LP/ACMP Finance Corp.
03/15/2024	4.875%	2,000,000	2,089,798
Total			35,520,212
Office REIT 0.2%
Boston Properties LP
05/15/2021	4.125%	1,351,000	1,428,512
Piedmont Operating Partnership LP
06/01/2023	3.400%	4,815,000	4,767,818
Total			6,196,330
Packaging 0.2%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
05/15/2023	4.625%	814,000	836,498
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	2,000,000	2,034,602
Sealed Air Corp.(a)
12/01/2022	4.875%	1,022,000	1,085,982
09/15/2025	5.500%	591,000	649,234
Total			4,606,316
Pharmaceuticals 1.4%
Allergan Funding SCS
03/15/2025	3.800%	3,050,000	3,165,558
03/15/2035	4.550%	1,000,000	1,067,796
Amgen, Inc.
06/15/2048	4.563%	1,246,000	1,350,212
06/15/2051	4.663%	4,000,000	4,383,660
Biogen, Inc.
09/15/2045	5.200%	2,406,000	2,786,889
Celgene Corp.
08/15/2045	5.000%	4,880,000	5,574,292
Gilead Sciences, Inc.
02/01/2025	3.500%	6,330,000	6,587,707
03/01/2046	4.750%	750,000	842,012
Johnson & Johnson
12/05/2043	4.500%	3,135,000	3,624,455
Shire Acquisitions Investments Ireland DAC
09/23/2019	1.900%	10,000,000	9,974,030
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Valeant Pharmaceuticals International, Inc.(a)
12/01/2021	5.625%	800,000	746,986
05/15/2023	5.875%	1,300,000	1,148,076
04/15/2025	6.125%	2,500,000	2,189,320
Total			43,440,993
Property & Casualty 0.4%
Farmers Exchange Capital(a)
Subordinated
07/15/2028	7.050%	3,225,000	4,075,497
Farmers Exchange Capital II(a),(h)
Subordinated
11/01/2053	6.151%	3,810,000	4,376,825
Nationwide Mutual Insurance Co.(a),(b)
Subordinated
3-month USD LIBOR + 2.290% 12/15/2024	3.610%	2,815,000	2,806,279
Total			11,258,601
Railroads 0.1%
Burlington Northern Santa Fe LLC
04/01/2045	4.150%	2,025,000	2,145,155
Restaurants 0.1%
1011778 BC ULC/New Red Finance, Inc.(a)
05/15/2024	4.250%	2,122,000	2,130,229
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2027	4.750%	1,000,000	1,031,112
Total			3,161,341
Retail REIT 0.3%
WEA Finance LLC/Westfield UK & Europe Finance PLC(a)
09/17/2019	2.700%	7,485,000	7,541,609
Retailers 0.4%
CVS Health Corp.
07/20/2045	5.125%	3,535,000	4,062,344
Walgreens Boots Alliance, Inc.
06/01/2026	3.450%	1,400,000	1,392,919
11/18/2044	4.800%	2,500,000	2,666,998
Wal-Mart Stores, Inc.
10/02/2043	4.750%	3,000,000	3,508,683
Total			11,630,944
Technology 0.3%
CDK Global, Inc.(a)
06/01/2027	4.875%	300,000	307,937
Equinix, Inc.
05/15/2027	5.375%	519,000	562,394

Variable Portfolio – TCW Core Plus Bond Fund | Quarterly Report 2017	159

Portfolio of Investments   (continued)
Variable Portfolio – TCW Core Plus Bond Fund, September 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
First Data Corp.(a)
01/15/2024	5.000%	2,000,000	2,078,684
Microsoft Corp.
02/12/2045	3.750%	3,000,000	3,035,193
11/03/2045	4.450%	1,000,000	1,128,741
MSCI, Inc.(a)
08/01/2026	4.750%	340,000	357,430
NXP BV/Funding LLC(a)
06/01/2021	4.125%	1,500,000	1,569,951
Total			9,040,330
Tobacco 0.2%
BAT Capital Corp.(a)
08/15/2022	2.764%	4,590,000	4,616,498
Reynolds American, Inc.
05/01/2020	6.875%	1,450,000	1,616,232
Total			6,232,730
Wireless 0.2%
SBA Communications Corp.(a),(i)
10/01/2022	4.000%	1,545,000	1,551,685
SBA Communications Corp.
09/01/2024	4.875%	934,000	962,987
SoftBank Group Corp.(a)
04/15/2020	4.500%	1,000,000	1,031,239
Sprint Communications, Inc.(a)
11/15/2018	9.000%	1,205,000	1,293,898
Total			4,839,809
Wirelines 1.2%
AT&T, Inc.
02/17/2026	4.125%	4,000,000	4,108,704
03/01/2037	5.250%	6,180,000	6,511,921
06/15/2045	4.350%	2,849,000	2,598,841
05/15/2046	4.750%	6,355,000	6,108,083
Level 3 Financing, Inc.
02/01/2023	5.625%	1,150,000	1,184,288
01/15/2024	5.375%	210,000	215,228
Verizon Communications, Inc.
08/10/2033	4.500%	4,590,000	4,706,724
03/15/2039	4.812%	2,000,000	2,067,900
11/01/2042	3.850%	3,750,000	3,315,765
08/21/2046	4.862%	6,000,000	6,114,432
Total			36,931,886
Total Corporate Bonds & Notes (Cost $726,521,223)			743,055,507

Foreign Government Obligations(j) 0.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brazil 0.1%
Brazilian Government International Bond
01/05/2023	2.625%	2,000,000	1,915,916
Chile 0.0%
Chile Government International Bond
10/30/2022	2.250%	1,200,000	1,196,416
Colombia 0.0%
Colombia Government International Bond
01/28/2026	4.500%	1,000,000	1,068,689
Costa Rica 0.0%
Costa Rica Government International Bond(a)
01/26/2023	4.250%	900,000	893,481
Croatia 0.0%
Croatia Government International Bond(a)
07/14/2020	6.625%	1,100,000	1,211,154
Dominican Republic 0.0%
Dominican Republic International Bond(a)
01/28/2024	6.600%	800,000	898,410
Indonesia 0.1%
PT Perusahaan Gas Negara Persero Tbk(a)
05/16/2024	5.125%	2,800,000	3,023,762
Kazakhstan 0.1%
Kazakhstan Government International Bond(a)
07/21/2025	5.125%	1,200,000	1,329,163
Mexico 0.1%
Petroleos Mexicanos(a)
03/13/2022	5.375%	1,400,000	1,495,544
Paraguay 0.0%
Paraguay Government International Bond(a)
01/25/2023	4.625%	200,000	211,372
Peru 0.1%
Corporación Financiera de Desarrollo SA(a)
07/15/2025	4.750%	1,100,000	1,184,950
Fondo MIVIVIENDA SA(a)
01/31/2023	3.500%	500,000	511,423
Total			1,696,373
Russian Federation 0.1%
Russian Foreign Bond - Eurobond(a)
09/16/2023	4.875%	1,600,000	1,743,024

160	Variable Portfolio – TCW Core Plus Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – TCW Core Plus Bond Fund, September 30, 2017 (Unaudited)
Foreign Government Obligations(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
South Africa 0.0%
South Africa Government International Bond
01/17/2024	4.665%	1,000,000	1,022,918
Turkey 0.1%
Turkey Government International Bond
03/23/2023	3.250%	1,900,000	1,805,829
Total Foreign Government Obligations (Cost $19,047,969)			19,512,051

Inflation-Indexed Bonds 3.5%

United States 3.5%
U.S. Treasury Inflation-Indexed Bond
04/15/2021	0.125%	15,446,272	15,495,218
04/15/2022	0.125%	7,690,118	7,692,119
07/15/2026	0.125%	22,288,563	21,685,199
07/15/2027	0.375%	22,896,245	22,676,860
02/15/2047	0.875%	37,597,016	37,076,109
Total			104,625,505
Total Inflation-Indexed Bonds (Cost $105,479,802)			104,625,505

Municipal Bonds 1.0%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hospital 0.1%
California Health Facilities Financing Authority
Refunding Revenue Bonds
Providence St. Joseph Health
Series 2016
10/01/2047	4.000%	4,460,000	4,620,515
Local General Obligation 0.3%
City of New York
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
10/01/2031	5.206%	2,400,000	2,867,832
Series 2010
10/01/2024	5.047%	5,000,000	5,625,800
Total			8,493,632
Special Non Property Tax 0.4%
New York City Transitional Finance Authority
Revenue Bonds
Qualified School Construction Bonds
Subordinated Series 2010
08/01/2027	5.008%	3,570,000	4,104,465
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds
Build America Bonds
Series 2010
08/01/2037	5.508%	2,110,000	2,646,847
New York State Dormitory Authority
Revenue Bonds
Build America Bonds
Series 2010
03/15/2030	5.500%	3,545,000	4,170,267
Total			10,921,579
Special Property Tax 0.1%
New York State Urban Development Corp.
Revenue Bonds
Taxable State Personal Income Tax
Series 2013
03/15/2022	3.200%	4,375,000	4,528,213
State General Obligation 0.1%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Series 2016E
04/01/2041	3.000%	1,855,000	1,742,105
Total Municipal Bonds (Cost $29,378,627)			30,306,044

Residential Mortgage-Backed Securities - Agency 28.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
04/01/2031- 03/01/2047	3.000%	108,949,982	109,534,321
09/01/2032- 08/01/2046	3.500%	85,817,440	88,820,113
07/01/2035- 06/01/2041	5.000%	1,912,121	2,096,345
04/01/2036- 09/01/2039	6.000%	274,814	309,699
06/01/2038- 02/01/2041	5.500%	1,532,605	1,700,056
03/01/2039- 03/01/2041	4.500%	8,583,494	9,240,313
08/01/2044- 05/01/2047	4.000%	44,255,104	46,797,496
Federal Home Loan Mortgage Corp.(i)
10/12/2047	3.500%	31,820,000	32,818,117
10/12/2047	4.500%	3,480,000	3,731,058
Federal Home Loan Mortgage Corp.(b)
CMO Series 2863 Class FM
1-month USD LIBOR + 0.500% 10/15/2031	1.726%	2,706,000	2,724,851

Variable Portfolio – TCW Core Plus Bond Fund | Quarterly Report 2017	161

Portfolio of Investments   (continued)
Variable Portfolio – TCW Core Plus Bond Fund, September 30, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(b),(d)
CMO Series 2980 Class SL
1-month USD LIBOR + 6.700% 11/15/2034	5.474%	372,550	88,338
Federal Home Loan Mortgage Corp.(d)
CMO Series 4037 Class PI
04/15/2027	3.000%	1,037,409	83,604
CMO Series 4090 Class EI
08/15/2022	2.500%	1,214,625	52,135
CMO Series 4093 Class IA
03/15/2042	4.000%	2,157,500	595,311
Federal National Mortgage Association
12/01/2025- 02/01/2047	3.500%	34,752,319	35,945,345
06/01/2032- 08/01/2043	3.000%	25,965,840	26,548,410
05/01/2033- 08/01/2039	5.000%	424,225	463,277
11/01/2038- 11/01/2040	6.000%	4,559,931	5,184,841
08/01/2043- 07/01/2047	4.000%	106,781,220	112,783,143
02/01/2046	4.500%	7,311,426	7,858,640
CMO Series 2013-13 Class PH
04/25/2042	2.500%	7,613,620	7,632,733
Federal National Mortgage Association(i)
10/17/2032- 10/12/2047	3.000%	3,260,000	3,329,669
11/14/2046	4.500%	47,860,000	51,314,918
10/12/2047	3.500%	50,405,000	51,962,434
Federal National Mortgage Association(f),(g)
10/01/2047	4.500%	32,785,000	35,202,894
Federal National Mortgage Association(b),(d)
CMO Series 2004-94 Class HJ
1-month USD LIBOR + 6.700% 10/25/2034	5.484%	182,403	14,474
CMO Series 2006-8 Class HL
1-month USD LIBOR + 6.700% 03/25/2036	5.484%	1,932,391	353,940
CMO Series 2013-81 Class NS
1-month USD LIBOR + 6.200% 10/25/2042	4.984%	803,928	105,241
CMO Series 2013-M14 Class SA
1-month USD LIBOR + 6.650% 08/25/2018	5.434%	11,934,343	207,538
Federal National Mortgage Association(d)
CMO Series 2013-45 Class IK
02/25/2043	3.000%	573,825	85,167
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association
08/15/2033- 11/15/2039	4.500%	304,618	330,105
04/15/2035- 06/15/2041	5.000%	874,314	964,648
07/15/2040- 12/15/2041	4.000%	1,446,192	1,532,019
04/20/2046- 04/20/2047	3.500%	70,807,445	73,696,193
12/20/2046- 03/20/2047	3.000%	36,800,910	37,355,553
Government National Mortgage Association(i)
10/23/2044	4.500%	88,380,000	94,207,556
10/23/2047	3.000%	630,000	638,761
10/23/2047	3.500%	14,795,000	15,377,553
10/23/2047	4.000%	13,020,000	13,711,178
Government National Mortgage Association(k)
CMO Series 2006-26 Class
06/20/2036	0.000%	52,522	45,901
Government National Mortgage Association(c),(d)
CMO Series 2011-78 Class IX
08/16/2046	0.297%	15,861,683	451,067
Government National Mortgage Association(b),(d)
CMO Series 2013-124 Class SB
1-month USD LIBOR + 6.150% 10/20/2041	4.922%	2,116,160	192,435
Total Residential Mortgage-Backed Securities - Agency (Cost $880,756,659)			876,087,390

Residential Mortgage-Backed Securities - Non-Agency 6.1%

Asset-Backed Funding Certificates Trust(b)
CMO Series 2005-HE1 Class M1
1-month USD LIBOR + 0.630% 03/25/2035	1.846%	7,607,206	7,604,303
CMO Series 2005-WF1 Class A2C
1-month USD LIBOR + 0.620% 12/25/2034	1.836%	267,787	267,851
Banc of America Funding Trust(b)
Series 2006-G Class 2A1
1-month USD LIBOR + 0.220% 07/20/2036	1.456%	4,415,655	4,408,395
BCAP LLC Trust(b)
CMO Series 2007-AA1 Class 2A1
1-month USD LIBOR + 0.180% 03/25/2037	1.204%	7,672,578	7,219,600
BCAP LLC Trust(a),(c)
CMO Series 2013-RR5 Class 2A1
03/26/2037	2.920%	2,432,018	2,445,637
CMO Series 2014-RR2 Class 11A1
05/26/2037	1.448%	3,626,049	3,563,450

162	Variable Portfolio – TCW Core Plus Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – TCW Core Plus Bond Fund, September 30, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bear Stearns Asset-Backed Securities I Trust(b)
CMO Series 2005-HE12 Class M1
1-month USD LIBOR + 0.480% 12/25/2035	1.717%	6,834,112	6,849,436
Citigroup Mortgage Loan Trust, Inc.(b)
CMO Series 2006-NC1 Class A2C
1-month USD LIBOR + 0.140% 08/25/2036	1.377%	1,506,830	1,502,277
Citigroup Mortgage Loan Trust, Inc.(a),(b)
CMO Series 2015-6 Class 1A1
1-month USD LIBOR + 0.210% 05/20/2047	1.441%	5,218,422	5,135,787
Citigroup Mortgage Loan Trust, Inc.(a),(c)
CMO Series 2015-6 Class 2A1
12/25/2035	1.509%	6,582,134	6,302,394
CitiMortgage Alternative Loan Trust
CMO Series 2006-A5 Class 1A12
10/25/2036	6.000%	2,915,101	2,729,162
Countrywide Alternative Loan Trust(b)
CMO Series 2005-76 Class 1A1
1-year MTA + 1.480% 01/25/2036	2.212%	6,098,917	5,896,150
Countrywide Alternative Loan Trust(c)
CMO Series 2006-HY12 Class A5
08/25/2036	3.344%	10,566,850	10,543,475
Credit Suisse First Boston Mortgage Securities Corp.(c)
CMO Series 2004-AR8 Class 7A1
09/25/2034	3.478%	420,088	416,616
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates(c)
CMO Series 2004-AR5 Class 2A1
06/25/2034	3.505%	1,877,410	1,882,694
Credit Suisse Mortgage Capital Certificates(a),(b)
CMO Series 2014-6R Class 5A1
1-month USD LIBOR + 0.120% 07/27/2036	1.352%	2,136,900	2,099,048
CMO Series 2015-5R Class 2A1
1-month USD LIBOR + 0.280% 04/27/2047	1.512%	6,112,067	5,945,908
Credit Suisse Mortgage Capital Certificates(a)
CMO Series 2015-5R Class 1A1
09/27/2046	1.066%	6,846,595	6,662,756
Series 2009-14R Class 2A1
06/26/2037	5.000%	602,958	607,450
Encore Credit Receivables Trust(b)
CMO Series 2005-4 Class M1
1-month USD LIBOR + 0.420% 01/25/2036	1.657%	2,389,934	2,390,368
First Horizon Alternative Mortgage Securities Trust(c)
CMO Series 2005-AA10 Class 2A1
12/25/2035	3.072%	3,817,709	3,488,056
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2005-AA7 Class 2A1
09/25/2035	3.189%	3,250,398	3,130,706
CMO Series 2005-AA8 Class 2A1
10/25/2035	3.257%	6,980,201	6,198,915
First Horizon Alternative Mortgage Securities Trust
CMO Series 2006-FA8 Class 1A11
02/25/2037	6.000%	1,435,894	1,172,289
GMAC Mortgage Loan Trust(c)
CMO Series 2005-AR6 Class 2A1
11/19/2035	3.601%	2,579,065	2,488,878
GSAA Home Equity Trust(b)
Series 2005-9 Class 1A1
1-month USD LIBOR + 0.280% 08/25/2035	1.517%	1,499,299	1,491,532
GSR Mortgage Loan Trust(c)
CMO Series 2005-AR6 Class 4A5
09/25/2035	3.516%	1,276,456	1,288,610
IndyMac Index Mortgage Loan Trust(b)
CMO Series 2006-AR27 Class 1A3
1-month USD LIBOR + 0.270% 10/25/2036	1.294%	6,463,301	4,608,810
Merrill Lynch First Franklin Mortgage Loan Trust(b)
CMO Series 2007-2 Class A2C
1-month USD LIBOR + 0.240% 05/25/2037	1.477%	5,071,683	3,271,772
Merrill Lynch Mortgage-Backed Securities Trust(b)
CMO Series 2007-2 Class 1A1
1-year CMT + 2.400% 08/25/2036	3.132%	2,840,992	2,777,824
Morgan Stanley Mortgage Loan Trust(b)
CMO Series 2005-2AR Class A
1-month USD LIBOR + 0.260% 04/25/2035	1.476%	2,877,013	2,772,222
MortgageIT Trust(b)
CMO Series 2005-4 Class A1
1-month USD LIBOR + 0.280% 10/25/2035	1.517%	7,035,451	6,942,687
Nationstar Home Equity Loan Trust(b)
CMO Series 2006-B Class AV4
1-month USD LIBOR + 0.280% 09/25/2036	1.514%	8,992,985	8,939,196
Nomura Resecuritization Trust(a),(b),(g)
CMO Series 2014-2R Class 2A1
1-month USD LIBOR + 0.190% 10/26/2036	0.552%	898,426	895,012
Option One Mortgage Loan Trust(b)
CMO Series 2006-1 Class 1A1
1-month USD LIBOR + 0.220% 01/25/2036	1.457%	15,037,218	14,827,938

Variable Portfolio – TCW Core Plus Bond Fund | Quarterly Report 2017	163

Portfolio of Investments   (continued)
Variable Portfolio – TCW Core Plus Bond Fund, September 30, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RALI Trust(c)
CMO Series 2005-QA8 Class CB21
07/25/2035	4.025%	2,397,794	1,988,588
Residential Asset Securities Corp. Trust(b)
CMO Series 2005-KS8 Class M2
1-month USD LIBOR + 0.450% 08/25/2035	1.684%	2,751,355	2,754,729
Saxon Asset Securities Trust(b)
Series 2006-2 Class A2
1-month USD LIBOR + 0.130% 09/25/2036	1.367%	2,796,529	2,777,859
Soundview Home Loan Trust(b)
CMO Series 2005-OPT4 Class 2A3
1-month USD LIBOR + 0.260% 12/25/2035	1.284%	1,083,839	1,083,241
Structured Asset Investment Loan Trust(b)
CMO Series 2005-8 Class A4
1-month USD LIBOR + 0.360% 10/25/2035	1.936%	1,391,330	1,392,669
WaMu Mortgage Pass-Through Certificates(b)
CMO Series 2006-AR4 Class 1A1A
1-year MTA + 0.940% 05/25/2046	1.672%	5,959,328	5,839,849
WaMu Mortgage Pass-Through Certificates Trust(c)
CMO Series 2003-AR10 Class A7
10/25/2033	3.014%	1,421,007	1,454,111
CMO Series 2003-AR9 Class 1A6
09/25/2033	3.304%	968,814	985,962
CMO Series 2005-AR4 Class A5
04/25/2035	3.041%	1,839,028	1,830,986
CMO Series 2007-HY2 Class 1A1
12/25/2036	3.072%	5,005,192	4,734,916
WaMu Mortgage Pass-Through Certificates Trust(b)
CMO Series 2005-AR15 Class A1A1
1-month USD LIBOR + 0.260% 11/25/2045	1.497%	4,499,364	4,440,421
CMO Series 2006-AR11 Class 1A
1-year MTA + 0.960% 09/25/2046	1.736%	8,802,377	7,948,567
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $180,700,860)			185,999,102

Senior Loans 0.2%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Electric 0.1%
Homer City Generation LP(b),(l)
Term Loan
3-month USD LIBOR + 8.250% 04/05/2023	12.240%	388,408	330,147
Power Buyer LLC(b),(l)
1st Lien Term Loan
3-month USD LIBOR + 3.250% 05/06/2020	4.583%	1,452,871	1,449,239
Vistra Operations Co. LLC(b),(l)
Term Loan
3-month USD LIBOR + 4.000% 08/04/2023	3.984%	285,205	285,593
Tranche C Term Loan
3-month USD LIBOR + 4.000% 08/04/2023	3.982%	65,538	65,627
Total			2,130,606
Environmental 0.0%
STI Infrastructure SARL(b),(g),(l)
Term Loan
3-month USD LIBOR + 5.250% 08/22/2020	6.583%	658,149	621,951
Finance Companies 0.0%
Delos Finance SARL(b),(l)
Term Loan
3-month USD LIBOR + 2.000% 10/06/2023	3.333%	965,000	970,578
Gaming 0.1%
Twin River Management Group, Inc.(b),(l)
Term Loan
3-month USD LIBOR + 4.250% 07/10/2020	4.833%	1,181,769	1,188,422
Oil Field Services 0.0%
Drillships Ocean Ventures, Inc.(l)
Term Loan
07/25/2021	0.000%	246,461	249,234
EMG Utica LLC(b),(l)
Term Loan
3-month USD LIBOR + 3.750% 03/27/2020	5.197%	813,844	818,930
Total			1,068,164

164	Variable Portfolio – TCW Core Plus Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – TCW Core Plus Bond Fund, September 30, 2017 (Unaudited)
Senior Loans (continued)
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Packaging 0.0%
Reynolds Group Holdings, Inc.(b),(l)
Term Loan
3-month USD LIBOR + 3.000% 02/05/2023	3.985%	1,089,021	1,092,941
Total Senior Loans (Cost $7,107,736)			7,072,662

Treasury Bills 0.7%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
United States 0.7%
U.S. Treasury Bills(m)
02/01/2018	1.040%	21,285,000	21,209,197
Total			21,209,197
U.S. Treasury Bills
03/01/2018	1.110%	1,265,000	1,259,161
Total			1,259,161
Total			22,468,358
Total Treasury Bills (Cost $22,468,739)			22,468,358

U.S. Treasury Obligations 21.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
07/31/2019	1.375%	33,620,000	33,569,021
08/31/2019	1.250%	37,535,000	37,380,022
08/31/2022	1.625%	177,385,000	174,963,306
08/15/2027	2.250%	56,145,000	55,769,701
08/15/2047	2.750%	139,900,000	136,901,068
U.S. Treasury(i)
09/30/2019	1.375%	19,480,000	19,441,521
09/30/2022	1.875%	181,957,000	181,498,158
Total U.S. Treasury Obligations (Cost $645,023,937)			639,522,797

Money Market Funds 14.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(n),(o)	427,606,707	427,606,707
Total Money Market Funds (Cost $427,606,707)		427,606,707
Total Investments (Cost: $3,412,938,511)		3,423,092,037
Other Assets & Liabilities, Net		(393,324,442)
Net Assets		3,029,767,595

At September 30, 2017, securities and/or cash totaling $1,259,110 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	1,467	12/2017	USD	317,050,974	—	(744,023)
U.S. Treasury 5-Year Note	813	12/2017	USD	95,816,863	—	(670,959)
Total					—	(1,414,982)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2017, the value of these securities amounted to $267,491,123, which represents 8.83% of net assets.
(b)	Variable rate security.
(c)	Represents a variable rate security where the coupon rate adjusts periodically using the weighted average coupon of the underlying mortgages.
(d)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(e)	Non-income producing investment.
(f)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2017, the value of these securities amounted to $35,834,077, which represents 1.18% of net assets.
(g)	Valuation based on significant unobservable inputs.
Variable Portfolio – TCW Core Plus Bond Fund | Quarterly Report 2017	165

Portfolio of Investments   (continued)
Variable Portfolio – TCW Core Plus Bond Fund, September 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
(h)	Represents a step bond where the coupon rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter.
(i)	Represents a security purchased on a when-issued basis.
(j)	Principal and interest may not be guaranteed by the government.
(k)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(l)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of September 30, 2017. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
(m)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(n)	The rate shown is the seven-day current annualized yield at September 30, 2017.
(o)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	330,872,255	2,314,553,411	(2,217,818,959)	427,606,707	14,327	671	2,023,702	427,606,707
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
166	Variable Portfolio – TCW Core Plus Bond Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – TCW Core Plus Bond Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Non-Agency	—	172,006,643	—	—	172,006,643
Commercial Mortgage-Backed Securities - Agency	—	142,666,210	—	—	142,666,210
Commercial Mortgage-Backed Securities - Non-Agency	—	50,567,719	—	—	50,567,719
Common Stocks
Energy	964,159	—	—	—	964,159
Utilities	—	—	631,183	—	631,183
Total Common Stocks	964,159	—	631,183	—	1,595,342
Corporate Bonds & Notes	—	743,055,507	—	—	743,055,507
Foreign Government Obligations	—	19,512,051	—	—	19,512,051
Inflation-Indexed Bonds	—	104,625,505	—	—	104,625,505
Municipal Bonds	—	30,306,044	—	—	30,306,044
Residential Mortgage-Backed Securities - Agency	—	840,884,496	35,202,894	—	876,087,390
Residential Mortgage-Backed Securities - Non-Agency	—	185,104,090	895,012	—	185,999,102
Senior Loans	—	5,001,472	2,071,190	—	7,072,662
Treasury Bills	22,468,358	—	—	—	22,468,358
U.S. Treasury Obligations	639,522,797	—	—	—	639,522,797
Money Market Funds	—	—	—	427,606,707	427,606,707
Total Investments	662,955,314	2,293,729,737	38,800,279	427,606,707	3,423,092,037
Derivatives
Liability
Futures Contracts	(1,414,982)	—	—	—	(1,414,982)
Total	661,540,332	2,293,729,737	38,800,279	427,606,707	3,421,677,055
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, Management concluded that the market input(s) were generally unobservable.
Transfers between Levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
Variable Portfolio – TCW Core Plus Bond Fund | Quarterly Report 2017	167

Portfolio of Investments   (continued)
Variable Portfolio – TCW Core Plus Bond Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Investments in securities	Balance as of 12/31/2016 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 09/30/2017 ($)
Common Stocks	-	-	1,930,228	(1,299,045)	-	-	-	-	631,183
Residential Mortgage-Backed Securities — Agency	-	(1,246)	-	(55,103)	35,259,243	-	-	-	35,202,894
Residential Mortgage-Backed Securities — Non-Agency	2,095,183	-	15,195	206	-	(1,215,572)	-	-	895,012
Senior Loans	1,198,497	(8,140)	(2,428)	101,775	-	(1,246,724)	2,028,210	-	2,071,190
Total	3,293,680	(9,386)	1,942,995	(1,252,167)	35,259,243	(2,462,296)	2,028,210	-	38,800,279
(a) Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2017 was $(1,292,395), which is comprised of Common Stocks of $(1,299,045), Residential Mortgage-Backed Securities - Agency of $(55,104), Residential Mortgage-Backed Securities - Non-Agency of $206, and Senior Loans of $61,548.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain senior loans and mortgage backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
168	Variable Portfolio – TCW Core Plus Bond Fund | Quarterly Report 2017

Portfolio of Investments
Variable Portfolio – Wells Fargo Short Duration Government Fund, September 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Non-Agency 15.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2015-1A Class A
07/20/2021	2.500%	4,904,000	4,896,669
California Republic Auto Receivables Trust
Series 2016-1 Class A4
10/15/2021	2.240%	5,570,000	5,591,299
Series 2017-1 Class A4
06/15/2022	2.280%	5,123,000	5,140,109
GM Financial Automobile Leasing Trust
Series 2017-2 Class A4
06/21/2021	2.180%	4,745,000	4,725,769
Series 2017-3 Class A4
09/20/2021	2.120%	5,209,000	5,210,162
GMF Floorplan Owner Revolving Trust(a),(b)
Series 2017-2 Class A2
1-month USD LIBOR + 0.430% 07/15/2022	1.681%	7,797,000	7,808,391
Hertz Vehicle Financing II LP(a)
Series 2015-1A Class A
03/25/2021	2.730%	13,339,000	13,346,894
Series 2015-3A Class A
09/25/2021	2.670%	11,680,000	11,578,413
Navient Private Education Loan Trust(a),(b)
Series 2014-CTA Class A
1-month USD LIBOR + 0.700% 09/16/2024	1.926%	5,583,485	5,591,440
Navient Student Loan Trust(a),(b)
Series 2017-3A Class A2
1-month USD LIBOR + 0.600% 07/26/2066	1.837%	5,109,000	5,144,673
Series 2017-4A Class A2
1-month USD LIBOR + 0.500% 09/27/2066	1.737%	12,500,000	12,547,682
Nelnet Student Loan Trust(b)
Series 2004-4 Class A5
3-month USD LIBOR + 0.160% 01/25/2037	1.316%	5,196,528	5,140,937
Series 2006-1 Class A5
3-month USD LIBOR + 0.110% 08/23/2027	1.424%	2,032,114	2,026,653
Nelnet Student Loan Trust(a),(b)
Series 2016-1A Class A
1-month USD LIBOR + 0.800% 09/25/2065	2.037%	9,719,644	9,856,345
SLC Student Loan Trust(b)
Series 2010-1 Class A
3-month USD LIBOR + 0.875% 11/25/2042	2.192%	2,263,964	2,297,646
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SLM Private Education Loan Trust(a),(b)
Series 2010-A Class 1A
Prime Rate + -0.050% 05/16/2044	3.992%	1,537,296	1,568,622
Series 2014-A Class A2B
1-month USD LIBOR + 1.150% 01/15/2026	2.376%	4,206,647	4,237,535
SLM Private Education Loan Trust(a)
Series 2014-A Class A2A
01/15/2026	2.590%	2,534,266	2,550,007
SLM Student Loan Trust(b)
Series 2005-6 Class A5B
3-month USD LIBOR + 1.200% 07/27/2026	2.356%	725,624	729,136
Series 2005-6 Class A6
3-month USD LIBOR + 0.140% 10/27/2031	1.296%	3,846,000	3,786,164
SMB Private Education Loan Trust(a)
Series 2015-A Class A2A
06/15/2027	2.490%	4,804,000	4,820,117
Series 2015-C Class A2A
07/15/2027	2.750%	5,836,338	5,896,595
SoFi Professional Loan Program LLC(a),(b)
Series 2016-C Class A1
1-month USD LIBOR + 1.100% 10/27/2036	2.334%	3,001,564	3,045,400
Series 2016-D Class A1
1-month USD LIBOR + 0.950% 01/25/2039	2.166%	6,949,787	7,022,149
Series 2016-E Class A1
1-month USD LIBOR + 0.850% 07/25/2039	2.082%	3,434,698	3,463,702
Series 2017-A Class A1
1-month USD LIBOR + 0.700% 03/26/2040	1.916%	4,212,713	4,236,182
Series 2017-C Class A1
1-month USD LIBOR + 0.600% 07/25/2040	1.837%	5,512,237	5,512,234
TCF Auto Receivables Owner Trust(a)
Series 2015-1A Class A4
11/16/2020	1.960%	7,308,000	7,313,390
Series 2016-1A Class A3
04/15/2021	1.710%	3,258,000	3,246,973
Total Asset-Backed Securities — Non-Agency (Cost $157,786,235)			158,331,288

Commercial Mortgage-Backed Securities - Agency 1.9%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K017 Class A1
12/25/2020	1.891%	1,866,040	1,868,506

Variable Portfolio – Wells Fargo Short Duration Government Fund | Quarterly Report 2017	169

Portfolio of Investments   (continued)
Variable Portfolio – Wells Fargo Short Duration Government Fund, September 30, 2017 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(b)
Series 2015-M10 Class FA
1-month USD LIBOR + 0.250% 03/25/2019	1.528%	4,392,688	4,392,622
Series 2015-M4 Class FA
1-month USD LIBOR + 0.210% 09/25/2018	1.486%	7,582,147	7,578,388
Series 2015-M8 Class FA
1-month USD LIBOR + 0.170% 11/25/2018	1.445%	4,950,311	4,952,640
Total Commercial Mortgage-Backed Securities - Agency (Cost $18,802,338)			18,792,156

Commercial Mortgage-Backed Securities - Non-Agency 1.4%

DBUBS Mortgage Trust(a)
Series 2011-LC2A Class A1
07/10/2044	3.527%	313,108	321,129
GS Mortgage Securities Corp. Trust(a)
Series 2010-C2 Class A1
12/10/2043	3.849%	970,521	993,756
GS Mortgage Securities Trust(a)
Series 2010-C1 Class A1
08/10/2043	3.679%	1,625,082	1,657,441
GS Mortgage Securities Trust
Series 2012-GCJ7 Class AAB
05/10/2045	2.935%	1,845,995	1,875,576
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18 Class A1
02/15/2047	1.254%	520,146	518,972
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2010-C1 Class A2
06/15/2043	4.608%	2,736,876	2,834,267
Series 2010-C2 Class A2
11/15/2043	3.616%	617,098	627,375
Series 2010-CNTR Class A1
08/05/2032	3.300%	1,134,783	1,139,885
Series 2011-C4 Class A3
07/15/2046	4.106%	1,167,526	1,181,183
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-CBX Class A3
06/15/2045	3.139%	2,173,751	2,197,848
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6 Class A2
11/15/2045	1.868%	1,943	1,942
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley Capital I Trust(a)
Series 2011-C2 Class A3
06/15/2044	4.210%	977,903	1,002,815
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $14,797,193)			14,352,189

Residential Mortgage-Backed Securities - Agency 43.5%

Federal Home Loan Mortgage Corp.
10/01/2018- 04/01/2031	4.500%	4,408,283	4,686,349
06/01/2025- 08/01/2035	4.000%	42,948,723	45,715,772
08/01/2030- 06/01/2032	3.500%	7,427,727	7,793,199
CMO Series 3272 Class PA
02/15/2037	6.000%	1,632,047	1,833,647
CMO Series 4248
06/15/2042	3.500%	7,823,652	7,990,210
CMO Series 4266 Class GA
10/15/2030	3.000%	804,263	819,696
CMO Series 4297 Class CA
12/15/2030	3.000%	912,913	934,945
CMO Series 4425 Class A
09/15/2040	4.000%	3,662,194	3,858,602
CMO Series 4425 Class LA
07/15/2039	4.000%	7,524,912	7,844,456
CMO Series 4604 Class AB
08/15/2046	3.000%	7,636,970	7,798,265
Federal Home Loan Mortgage Corp.(c)
10/01/2033- 01/01/2034	4.000%	1,911,672	2,055,209
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities
Series T-11 Class A8
01/25/2028	6.500%	1,178,028	1,293,546
Federal National Mortgage Association
01/01/2020- 09/01/2037	4.500%	30,942,245	32,379,037
02/01/2023- 08/01/2030	5.000%	4,213,474	4,415,553
12/01/2025- 02/01/2034	4.000%	140,035,373	148,471,645
07/01/2027- 03/01/2033	3.500%	92,383,883	96,845,440
CMO Series 1993-201 Class L
10/25/2023	6.500%	586,927	637,495
CMO Series 20 17-33 Class LB
05/25/2039	3.000%	11,853,150	12,090,514
CMO Series 2005-91
10/25/2020	4.500%	935,193	939,933

170	Variable Portfolio – Wells Fargo Short Duration Government Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Wells Fargo Short Duration Government Fund, September 30, 2017 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2009-20 Class DT
04/25/2039	4.500%	3,731,967	4,037,626
CMO Series 2013-103 Class H
03/25/2038	4.500%	6,862,684	7,319,815
Federal National Mortgage Association(c)
12/01/2029- 11/01/2046	4.000%	24,645,454	26,079,739
Government National Mortgage Association(d)
CMO Series 2011-137 Class WA
07/20/2040	5.554%	3,725,370	4,170,108
CMO Series 2016-112 Class AW
12/20/2040	7.150%	3,757,880	4,360,344
Total Residential Mortgage-Backed Securities - Agency (Cost $435,405,691)			434,371,145

Residential Mortgage-Backed Securities - Non-Agency 1.8%

COLT Mortgage Loan Trust(a),(d)
CMO Series 2017-1 Class A1
05/27/2047	2.614%	8,037,586	8,044,825
CMO Series 2017-2 Class A1A
10/25/2047	2.415%	9,603,000	9,632,061
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $17,640,438)			17,676,886

U.S. Government & Agency Obligations 1.4%

Federal National Mortgage Association(e)
Subordinated
10/09/2019	0.000%	14,648,000	14,116,102
Total U.S. Government & Agency Obligations (Cost $14,143,245)			14,116,102

U.S. Treasury Obligations 33.6%

U.S. Treasury
10/31/2017	0.750%	15,000,000	14,997,070
07/31/2018	0.750%	2,399,000	2,387,906
08/31/2018	0.750%	14,712,000	14,632,171
11/30/2018	1.000%	13,764,000	13,703,219
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
12/31/2018	1.250%	24,787,000	24,744,061
01/31/2019	1.125%	11,199,000	11,157,092
02/28/2019	1.125%	43,900,000	43,728,182
03/31/2019	1.250%	13,002,000	12,969,008
04/30/2019	1.250%	9,995,000	9,967,670
05/31/2019	1.250%	1,500,000	1,495,496
06/15/2019	0.875%	20,152,000	19,959,346
06/30/2019	1.250%	1,213,000	1,208,842
11/15/2019	1.000%	11,369,000	11,251,721
12/15/2019	1.375%	28,036,000	27,952,900
01/15/2020	1.375%	7,028,000	7,004,907
02/15/2020	1.375%	20,190,000	20,111,917
03/15/2020	1.625%	22,054,000	22,091,817
07/15/2020	1.500%	20,111,000	20,056,753
08/15/2020	1.500%	28,806,000	28,721,512
U.S. Treasury(f)
09/30/2019	1.375%	27,857,000	27,801,974
Total U.S. Treasury Obligations (Cost $336,605,168)			335,943,564

Money Market Funds 6.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.177%(g),(h)	62,360,932	62,360,932
Total Money Market Funds (Cost $62,360,932)		62,360,932
Total Investments (Cost: $1,057,541,240)		1,055,944,262
Other Assets & Liabilities, Net		(56,870,483)
Net Assets		999,073,779

At September 30, 2017, securities and/or cash totaling $795,000 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	1,022	12/2017	USD	220,876,684	—	(560,847)

Variable Portfolio – Wells Fargo Short Duration Government Fund | Quarterly Report 2017	171

Portfolio of Investments   (continued)
Variable Portfolio – Wells Fargo Short Duration Government Fund, September 30, 2017 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	(585)	12/2017	USD	(68,945,713)	519,904	—
U.S. Treasury Ultra 10-Year Note	(158)	12/2017	USD	(21,461,488)	282,304	—
Total					802,208	—
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2017, the value of these securities amounted to $151,118,150, which represents 15.13% of net assets.
(b)	Variable rate security.
(c)	Represents a security purchased on a forward commitment basis.
(d)	Represents a variable rate security where the coupon rate adjusts periodically using the weighted average coupon of the underlying mortgages.
(e)	Zero coupon bond.
(f)	Represents a security purchased on a when-issued basis.
(g)	The rate shown is the seven-day current annualized yield at September 30, 2017.
(h)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 1.177%	50,745,375	1,005,579,041	(993,963,484)	62,360,932	(7,033)	—	229,514	62,360,932
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
172	Variable Portfolio – Wells Fargo Short Duration Government Fund | Quarterly Report 2017

Portfolio of Investments   (continued)
Variable Portfolio – Wells Fargo Short Duration Government Fund, September 30, 2017 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Non-Agency	—	158,331,288	—	—	158,331,288
Commercial Mortgage-Backed Securities - Agency	—	18,792,156	—	—	18,792,156
Commercial Mortgage-Backed Securities - Non-Agency	—	14,352,189	—	—	14,352,189
Residential Mortgage-Backed Securities - Agency	—	434,371,145	—	—	434,371,145
Residential Mortgage-Backed Securities - Non-Agency	—	17,676,886	—	—	17,676,886
U.S. Government & Agency Obligations	—	14,116,102	—	—	14,116,102
U.S. Treasury Obligations	335,943,564	—	—	—	335,943,564
Money Market Funds	—	—	—	62,360,932	62,360,932
Total Investments	335,943,564	657,639,766	—	62,360,932	1,055,944,262
Derivatives
Asset
Futures Contracts	802,208	—	—	—	802,208
Liability
Futures Contracts	(560,847)	—	—	—	(560,847)
Total	336,184,925	657,639,766	—	62,360,932	1,056,185,623
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
Variable Portfolio – Wells Fargo Short Duration Government Fund | Quarterly Report 2017	173

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Series Trust II

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	November 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	November 21, 2017

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	November 21, 2017